UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 to June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO Variable Insurance Trust All Asset Portfolio Administrative Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Institutional Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Advisor Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Class M

•	PIMCO Variable Insurance Trust CommodityRealReturn Portfolio Administrative Class

•	PIMCO Variable Insurance Trust CommodityRealReturn Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (Unhedged) Administrative Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Administrative Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Institutional Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Advisor Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Administrative Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Institutional Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Long-Term U.S. Government Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Long-Term U.S. Government Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Money Market Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Money Market Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Advisor Class

•	PIMCO Variable Insurance Trust RealEstateRealReturn Strategy Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Short-Term Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Short-Term Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Small Cap StocksPLUS® TR Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Small Cap StocksPLUS® TR Portfolio Advisor Class

•	PIMCO Variable Insurance Trust StocksPLUS® Growth and Income Portfolio Administrative Class

•	PIMCO Variable Insurance Trust StocksPLUS® Growth and Income Portfolio Institutional Class

•	PIMCO Variable Insurance Trust StocksPLUS® Total Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Advisor Class

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040 and RealRetirement™ 2050 Funds (“Underlying Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, tax risk, subsidiary risk, municipal project-specific risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

PIMCO Funds Allocation‡

Real Return Asset Fund	21.1%
Developing Local Markets Fund	10.5%
Real Return Fund	10.0%
Emerging Local Bond Fund	8.8%
Emerging Markets Bond Fund	6.6%
Total Return Fund	6.4%
Other	36.6%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (04/30/03)
PIMCO All Asset Portfolio Administrative Class	-0.26%	4.92%	7.23%	7.94%
Lehman Brothers U.S. TIPS: 1-10 Year Index±	5.94%	15.20%	5.77%	6.13%
Consumer Price Index + 500 Basis Points±±	6.79%	10.37%	8.84%	8.71%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Acquired Funds, as supplemented to date, is 1.265% for Administrative Class shares.

± Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

±± Consumer Price Index + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$997.41	$1,022.03
Expenses Paid During Period à	$2.83	$2.87

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.575%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses attributable to Advisory and Administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO RealRetirement 2010, PIMCO RealRetirement 2020, PIMCO RealRetirement 2030, PIMCO RealRetirement 2040, and PIMCO RealRetirement 2050 Funds.

»

Significant allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies such as the PIMCO Real Return Fund, detracted from performance versus the benchmark as longer maturity U.S. TIPS underperformed the shorter maturity U.S. TIPS in the benchmark.

»

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, provided positive absolute returns as most emerging markets currencies appreciated versus the U.S. dollar. However, exposure to these Funds detracted from returns versus the benchmark as short maturity U.S. TIPS outperformed both Funds over the period.

»	Commodities exposure, through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the Fund posted a net of fees return of 30.71% over the period.

»

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUSTM TR Fund and PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined during the period.

»	An allocation to high-yield bonds via the PIMCO High Yield Fund detracted from performance as the PIMCO High Yield Fund posted a negative return over the period.

»	Exposure to short-term strategies, primarily through the PIMCO Floating Income Fund, detracted from performance as the PIMCO Floating Income Fund declined over the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007		12/31/2006		12/31/2005		12/31/2004		04/30/2003-12/31/2003

Administrative Class
Net asset value beginning of year or period	$11.72	$11.67		$11.81		$11.62		$10.77		$10.00
Net investment income (a)	0.23	0.86		0.63		0.83		1.50		0.53
Net realized/unrealized gain (loss) on investments	(0.26)	0.09		(0.10)		(0.11)		(0.27)		0.54
Total income (loss) from investment operations	(0.03)	0.95		0.53		0.72		1.23		1.07
Dividends from net investment income	(0.22)	(0.90)		(0.64)		(0.49)		(0.37)		(0.30)
Distributions from net realized capital gains	0.00	0.00		(0.03)		(0.04)		(0.01)		0.00
Total distributions	(0.22)	(0.90)		(0.67)		(0.53)		(0.38)		(0.30)
Net asset value end of year or period	$11.47	$11.72		$11.67		$11.81		$11.62		$10.77
Total return	(0.26)%	8.33%		4.66%		6.23%		11.49%		10.79%
Net assets end of year or period (000s)	$254,003	$255,691		$251,076		$251,482		$102,183		$1,017
Ratio of expenses to average net assets (c)	0.575%*	0.555	%(f)	0.585	%(e)	0.59	%(d)	0.57	%(d)	0.60	%*(b)
Ratio of expenses to average net assets excluding interest expense (c)	0.575%*	0.555	%(f)	0.585	%(e)	0.59	%(d)	0.57	%(d)	0.60	%*(b)
Ratio of net investment income to average net assets	4.01%*	7.06%		5.39%		6.98%		13.02%		7.56	%*
Portfolio turnover rate	50%	101%		66%		75%		93%		136%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 10.92%.
(c)	Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Portfolio invests.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.60%.
(e)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.575%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments in Affiliates, at value	$1,716,413
Repurchase agreements, at value	3,270
Cash	1
Receivable for investments in Affiliates sold	3,117
Receivable for Portfolio shares sold	2,613
Interest and dividends receivable from Affiliates	5,315
Manager reimbursement receivable	18
1,730,747

Liabilities:
Payable for investments in Affiliates purchased	$12,050
Payable for Portfolio shares redeemed	550
Accrued investment advisory fee	234
Accrued administrative fee	334
Accrued distribution fee	271
Accrued servicing fee	28
13,467

Net Assets	$1,717,280

Net Assets Consist of:
Paid in capital	$1,755,642
Undistributed net investment income	1,462
Accumulated undistributed net realized (loss)	(25,137)
Net unrealized (depreciation)	(14,687)
$1,717,280

Net Assets:
Institutional Class	$481
Administrative Class	254,003
Advisor Class	1,415,175
Class M	47,621

Shares Issued and Outstanding:
Institutional Class	42
Administrative Class	22,142
Advisor Class	123,066
Class M	4,140

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.50
Administrative Class	11.47
Advisor Class	11.50
Class M	11.50

Cost of Investments in Affiliates Owned	$1,731,100
Cost of Repurchase Agreements Owned	$3,270

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  All Asset Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$46
Dividends from Affiliate investments	35,169
Total Income	35,215

Expenses:
Investment advisory fees	1,336
Administrative fees	1,908
Servicing fees – Administrative Class	188
Distribution and/or servicing fees – Advisor Class	1,539
Distribution and/or servicing fees – Class M	101
Interest expense	11
Recoupment payable to Manager	8
Total Expenses	5,091

Net Investment Income	30,124

Net Realized and Unrealized (Loss):
Net realized (loss) on Affiliate investments	(22,739)
Net change in unrealized (depreciation) on Affiliate investments	(15,458)
Net (Loss)	(38,197)

Net (Decrease) in Net Assets Resulting from Operations	$(8,073)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  All Asset Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$30,124	$85,488
Net realized gain (loss) on Affiliate investments	(22,739)	1,642
Net capital gain distributions received from Underlying Funds	0	2,151
Net change in unrealized (depreciation) on Affiliate investments	(15,458)	(213)
Net increase (decrease) resulting from operations	(8,073)	89,068

Distributions to Shareholders:
From net investment income
Institutional Class	(8)	(25)
Administrative Class	(4,689)	(18,965)
Advisor Class	(23,229)	(70,381)
Class M	(781)	(3,147)

Total Distributions	(28,707)	(92,518)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	400	378
Administrative Class	57,152	51,678
Advisor Class	360,224	723,809
Class M	11,458	7,920
Issued as reinvestment of distributions
Institutional Class	7	25
Administrative Class	4,689	18,965
Advisor Class	23,229	70,381
Class M	781	3,147
Cost of shares redeemed
Institutional Class	(291)	(102)
Administrative Class	(57,959)	(66,423)
Advisor Class	(62,376)	(167,189)
Class M	(5,941)	(24,028)
Net increase resulting from Portfolio share transactions	331,373	618,561

Total Increase in Net Assets	294,593	615,111

Net Assets:
Beginning of period	1,422,687	807,576
End of period*	$1,717,280	$1,422,687

*Including undistributed net investment income of:	$1,462	$45

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio	(Unaudited) June 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 99.9%
CommodityRealReturn Strategy Fund®	2,604,742	$53,788
Convertible Fund	2,676,159	35,272
Developing Local Markets Fund	16,480,085	180,457
Diversified Income Fund	4,312,777	44,939
Emerging Local Bond Fund	15,761,261	151,781
Emerging Markets Bond Fund	10,870,613	112,511
Floating Income Fund	8,576,588	77,876
Foreign Bond Fund (Unhedged)	134,374	1,455
Fundamental Advantage Total Return Strategy Fund	4,882,266	47,456
Fundamental IndexPLUSTM Fund	2,561,574	23,131
Fundamental IndexPLUSTM TR Fund	3,932,949	34,767
Global Bond Fund (Unhedged)	129,046	1,340
GNMA Fund	865,765	9,705
High Yield Fund	4,472,272	40,385
Income Fund	3,984,970	38,335
International StocksPLUS® TR Strategy Fund (Unhedged)	488,128	4,471
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,592,231	35,599
Investment Grade Corporate Bond Fund	4,436,197	45,249
Long Duration Total Return Fund	3,546,541	36,139
Long-Term U.S. Government Fund	520,341	5,703
Low Duration Fund	132,410	1,324
Real Return Asset Fund	30,785,796	362,041
Real Return Fund	15,311,446	171,948
RealEstateRealReturn Strategy Fund	12,073,570	68,457
Short-Term Fund	99,512	975
Small Cap StocksPLUS® TR Fund	1,945,186	17,604
StocksPLUS® Total Return Fund	352,358	3,347
Total Return Fund	10,381,743	110,358

Total PIMCO Funds (Cost $1,731,100)		1,716,413

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.2%

Fixed Income Clearing Corp.
1.650% due 07/01/2008	$3,270	$3,270

(Dated 06/30/2008. Collateralized by Freddie Mac 4.875% due 02/17/2009 valued at $3,337. Repurchase proceeds are $3,270.)
Total Short-Term Instruments (Cost $3,270)		3,270

Total Investments 100.1% (Cost $1,734,370)		$1,719,683

Other Assets and Liabilities (Net) (0.1%)		(2,403)

Net Assets 100.0%		$1,717,280

Notes to Schedule of Investments:

(a)	The All Asset Portfolio is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$ 1,716,413	$3,270	$0	$1,719,683
Other Financial Instruments ++	0	0	0	0

Total	$ 1,716,413	$3,270	$0	$1,719,683

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS® and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio and Underlying Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or the Underlying Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Investments in funds within the PIMCO Funds are valued at their NAV as reported by the Underlying Funds.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For

10	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Semiannual Report	June 30, 2008	11

Notes to Financial Statements (Cont.)

(e) Acquired Fund Fees and Expenses (Underlying Fund Expenses)  The Underlying Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Acquired Fund Fees and Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager, if any. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

The All Asset Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2008 (amounts in thousands):

Underlying Funds	Market Value 12/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 6/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$42,857	$15,907	$21,029	$(1,457)	$35,272	$317	$(1,244)
Developing Local Markets Fund	112,336	66,260	3,212	5,345	180,457	2,947	(54)
Diversified Income Fund	62,126	8,517	23,431	(2,512)	44,939	1,685	(881)
Emerging Local Bond Fund	94,644	60,121	0	(4,489)	151,781	3,853	0
Emerging Markets Bond Fund	62,745	53,637	0	(5,078)	112,511	3,237	0
Floating Income Fund	291,968	59,290	256,096	(10,347)	77,876	5,680	(19,028)
Foreign Bond Fund (Unhedged)	23,133	765	23,362	92	1,455	136	823
Fundamental Advantage Total Return Strategy Fund	0	48,635	0	(1,180)	47,456	28	0
Fundamental IndexPLUS™ Fund	35,297	2,796	10,637	(4,740)	23,131	14	(1,683)
Fundamental IndexPLUS™ TR Fund	40,786	2,256	2,519	(6,235)	34,767	23	(347)
Global Bond Fund (Unhedged)	16,512	1,131	16,724	35	1,340	65	75
GNMA Fund	13,116	238	3,712	170	9,705	241	95
High Yield Fund	55,927	7,623	20,626	(1,372)	40,385	1,572	(560)
Income Fund	20,537	23,667	3,959	(1,579)	38,335	1,120	(110)
International StocksPLUS® TR Strategy Fund (Unhedged)	7,123	3	1,979	(593)	4,471	3	(258)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	40,628	17,367	17,109	(3,732)	35,599	20	(1,368)
Investment Grade Corporate Bond Fund	0	45,614	0	(365)	45,249	121	0
Long Duration Total Return Fund	0	36,943	0	(804)	36,139	292	0
Long-Term U.S. Government Fund	24,816	43,462	62,331	474	5,703	564	1,277
Low Duration Fund	105,699	19,332	124,350	(2)	1,324	1,222	750
Mortgage-Backed Securities Fund	21,298	304	21,702	0	0	342	482
Real Return Asset Fund	130,807	247,380	17,525	9,212	362,041	4,006	1,107
Real Return Fund	82,069	152,944	62,859	2,858	171,948	3,442	(1,307)
RealEstateRealReturn Strategy Fund	10,339	62,265	1,740	(3,681)	68,457	0	(134)
Short-Term Fund	12,373	41,735	52,419	(10)	975	431	(760)
Small Cap StocksPLUS® TR Fund	1,817	18,297	1,640	(693)	17,604	21	(330)
StocksPLUS® Fund	1,290	0	1,161	0	0	0	(75)
StocksPLUS® Total Return Fund	6,236	137	2,350	(754)	3,347	22	(383)
Total Return Fund	57,550	69,830	15,541	(979)	110,358	2,449	(22)
CommodityRealReturn Strategy Fund®	48,362	2,877	9,100	17,729	53,788	1,316	1,196
Totals	$1,422,391	$1,109,333	$777,113	$(14,687)	$1,716,413	$35,169	$(22,739)

12	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$1,109,333	$777,113

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	34	$400	32	$378
Administrative Class	4,864	57,152	4,334	51,678
Advisor Class	30,627	360,224	60,885	723,809
Class M	975	11,458	667	7,920
Issued as reinvestment of distributions
Institutional Class	1	7	2	25
Administrative Class	406	4,689	1,616	18,965
Advisor Class	2,006	23,229	5,992	70,381
Class M	68	781	268	3,147
Cost of shares redeemed
Institutional Class	(25)	(291)	(8)	(102)
Administrative Class	(4,943)	(57,959)	(5,633)	(66,423)
Advisor Class	(5,309)	(62,376)	(14,045)	(167,189)
Class M	(507)	(5,941)	(2,032)	(24,028)
Net increase resulting from Portfolio share transactions	28,197	$331,373	52,078	$618,561

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	99
Administrative Class	3	88	*
Advisor Class	3	98
Class M	4	99

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated

Semiannual Report	June 30, 2008	13

Notes to Financial Statements (Cont.)

January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO High Yield Fund and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO High Yield Fund. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. It is possible that the plaintiff could seek reconsideration of the Judge’s ruling or appeal the Judge’s decision to a higher court.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 35,915	$ (50,602)	$ (14,687)

14	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	15

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

16	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040 and RealRetirement™ 2050 Funds (“Underlying Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, tax risk, subsidiary risk, municipal project-specific risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

PIMCO Funds Allocation‡

Real Return Asset Fund	21.1%
Developing Local Markets Fund	10.5%
Real Return Fund	10.0%
Emerging Local Bond Fund	8.8%
Emerging Markets Bond Fund	6.6%
Total Return Fund	6.4%
Other	36.6%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (01/31/06)
PIMCO All Asset Portfolio Institutional Class	-0.16%	5.11%	4.93%
Lehman Brothers U.S. TIPS: 1-10 Year Index±	5.94%	15.20%	7.78%
Consumer Price Index + 500 Basis Points±±	6.79%	10.37%	9.49%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Acquired Funds, as supplemented to date, is 1.115% for Institutional Class shares.

± Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

±± Consumer Price Index + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$998.36	$1,022.73
Expenses Paid During Periodà	$2.14	$2.16

à Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.425%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses attributable to Advisory and Administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO RealRetirement 2010, PIMCO RealRetirement 2020, PIMCO RealRetirement 2030, PIMCO RealRetirement 2040, and PIMCO RealRetirement 2050 Funds.

»

Significant allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies such as the PIMCO Real Return Fund, detracted from performance versus the benchmark as longer maturity U.S. TIPS underperformed the shorter maturity U.S. TIPS in the benchmark.

»

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, provided positive absolute returns as most emerging markets currencies appreciated versus the U.S. dollar. However, exposure to these Funds detracted from returns versus the benchmark as short maturity U.S. TIPS outperformed both Funds over the period.

»	Commodities exposure, through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the Fund posted a net of fees return of 30.71% over the period.

»

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUSTM TR Fund and PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined during the period.

»	An allocation to high-yield bonds via the PIMCO High Yield Fund detracted from performance as the PIMCO High Yield Fund posted a negative return over the period.

»	Exposure to short-term strategies, primarily through the PIMCO Floating Income Fund, detracted from performance as the PIMCO Floating Income Fund declined over the period.

4	PIMCO Variable Insurance Trust

Financial Highlights All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007		01/31/2006-12/31/2006

Institutional Class
Net asset value beginning of year or period	$11.74	$11.68		$11.93
Net investment income (a)	0.24	0.98		1.17
Net realized/unrealized (loss) on investments	(0.26)	(0.02)		(0.74)
Total income (loss) from investment operations	(0.02)	0.96		0.43
Dividends from net investment income	(0.22)	(0.90)		(0.65)
Distributions from net realized capital gains	0.00	0.00		(0.03)
Total distributions	(0.22)	(0.90)		(0.68)
Net asset value end of year or period	$11.50	$11.74		$11.68
Total return	(0.16)%	8.43%		3.73%
Net assets end of year or period (000s)	$481	$373		$74
Ratio of expenses to average net assets (b)	0.425%*	0.405	%(d)	0.425	%*(c)
Ratio of expenses to average net assets excluding interest expense (b)	0.425%*	0.405	%(d)	0.425	%*(c)
Ratio of net investment income to average net assets	4.14%*	8.05%		10.65	%*
Portfolio turnover rate	50%	101%		66%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Ratio of expenses to average net assets excluding underlying Funds' expenses in which the Portfolio invests.
(c)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.425%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments in Affiliates, at value	$1,716,413
Repurchase agreements, at value	3,270
Cash	1
Receivable for investments in Affiliates sold	3,117
Receivable for Portfolio shares sold	2,613
Interest and dividends receivable from Affiliates	5,315
Manager reimbursement receivable	18
1,730,747

Liabilities:
Payable for investments in Affiliates purchased	$12,050
Payable for Portfolio shares redeemed	550
Accrued investment advisory fee	234
Accrued administrative fee	334
Accrued distribution fee	271
Accrued servicing fee	28
13,467

Net Assets	$1,717,280

Net Assets Consist of:
Paid in capital	$1,755,642
Undistributed net investment income	1,462
Accumulated undistributed net realized (loss)	(25,137)
Net unrealized (depreciation)	(14,687)
$1,717,280

Net Assets:
Institutional Class	$481
Administrative Class	254,003
Advisor Class	1,415,175
Class M	47,621

Shares Issued and Outstanding:
Institutional Class	42
Administrative Class	22,142
Advisor Class	123,066
Class M	4,140

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.50
Administrative Class	11.47
Advisor Class	11.50
Class M	11.50

Cost of Investments in Affiliates Owned	$1,731,100
Cost of Repurchase Agreements Owned	$3,270

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  All Asset Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$46
Dividends from Affiliate investments	35,169
Total Income	35,215

Expenses:
Investment advisory fees	1,336
Administrative fees	1,908
Servicing fees – Administrative Class	188
Distribution and/or servicing fees – Advisor Class	1,539
Distribution and/or servicing fees – Class M	101
Interest expense	11
Recoupment payable to Manager	8
Total Expenses	5,091

Net Investment Income	30,124

Net Realized and Unrealized (Loss):
Net realized (loss) on Affiliate investments	(22,739)
Net change in unrealized (depreciation) on Affiliate investments	(15,458)
Net (Loss)	(38,197)

Net (Decrease) in Net Assets Resulting from Operations	$(8,073)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  All Asset Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$30,124	$85,488
Net realized gain (loss) on Affiliate investments	(22,739)	1,642
Net capital gain distributions received from Underlying Funds	0	2,151
Net change in unrealized (depreciation) on Affiliate investments	(15,458)	(213)
Net increase (decrease) resulting from operations	(8,073)	89,068

Distributions to Shareholders:
From net investment income
Institutional Class	(8)	(25)
Administrative Class	(4,689)	(18,965)
Advisor Class	(23,229)	(70,381)
Class M	(781)	(3,147)

Total Distributions	(28,707)	(92,518)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	400	378
Administrative Class	57,152	51,678
Advisor Class	360,224	723,809
Class M	11,458	7,920
Issued as reinvestment of distributions
Institutional Class	7	25
Administrative Class	4,689	18,965
Advisor Class	23,229	70,381
Class M	781	3,147
Cost of shares redeemed
Institutional Class	(291)	(102)
Administrative Class	(57,959)	(66,423)
Advisor Class	(62,376)	(167,189)
Class M	(5,941)	(24,028)
Net increase resulting from Portfolio share transactions	331,373	618,561

Total Increase in Net Assets	294,593	615,111

Net Assets:
Beginning of period	1,422,687	807,576
End of period*	$1,717,280	$1,422,687

*Including undistributed net investment income of:	$1,462	$45

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio	(Unaudited) June 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 99.9%
CommodityRealReturn Strategy Fund®	2,604,742	$53,788
Convertible Fund	2,676,159	35,272
Developing Local Markets Fund	16,480,085	180,457
Diversified Income Fund	4,312,777	44,939
Emerging Local Bond Fund	15,761,261	151,781
Emerging Markets Bond Fund	10,870,613	112,511
Floating Income Fund	8,576,588	77,876
Foreign Bond Fund (Unhedged)	134,374	1,455
Fundamental Advantage Total Return Strategy Fund	4,882,266	47,456
Fundamental IndexPLUSTM Fund	2,561,574	23,131
Fundamental IndexPLUSTM TR Fund	3,932,949	34,767
Global Bond Fund (Unhedged)	129,046	1,340
GNMA Fund	865,765	9,705
High Yield Fund	4,472,272	40,385
Income Fund	3,984,970	38,335
International StocksPLUS® TR Strategy Fund (Unhedged)	488,128	4,471
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,592,231	35,599
Investment Grade Corporate Bond Fund	4,436,197	45,249
Long Duration Total Return Fund	3,546,541	36,139
Long-Term U.S. Government Fund	520,341	5,703
Low Duration Fund	132,410	1,324
Real Return Asset Fund	30,785,796	362,041
Real Return Fund	15,311,446	171,948
RealEstateRealReturn Strategy Fund	12,073,570	68,457
Short-Term Fund	99,512	975
Small Cap StocksPLUS® TR Fund	1,945,186	17,604
StocksPLUS® Total Return Fund	352,358	3,347
Total Return Fund	10,381,743	110,358

Total PIMCO Funds (Cost $1,731,100)		1,716,413

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.2%

Fixed Income Clearing Corp.
1.650% due 07/01/2008	$3,270	$3,270

(Dated 06/30/2008. Collateralized by Freddie Mac 4.875% due 02/17/2009 valued at $3,337. Repurchase proceeds are $3,270.)
Total Short-Term Instruments (Cost $3,270)		3,270

Total Investments 100.1% (Cost $1,734,370)		$1,719,683

Other Assets and Liabilities (Net) (0.1%)		(2,403)

Net Assets 100.0%		$1,717,280

Notes to Schedule of Investments:

(a)	The All Asset Portfolio is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$ 1,716,413	$3,270	$0	$1,719,683
Other Financial Instruments ++	0	0	0	0

Total	$ 1,716,413	$3,270	$0	$1,719,683

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS® and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio and Underlying Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or the Underlying Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Investments in funds within the PIMCO Funds are valued at their NAV as reported by the Underlying Funds.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For

10	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Semiannual Report	June 30, 2008	11

Notes to Financial Statements (Cont.)

(e) Acquired Fund Fees and Expenses (Underlying Fund Expenses)  The Underlying Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Acquired Fund Fees and Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager, if any. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

The All Asset Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2008 (amounts in thousands):

Underlying Funds	Market Value 12/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 6/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$42,857	$15,907	$21,029	$(1,457)	$35,272	$317	$(1,244)
Developing Local Markets Fund	112,336	66,260	3,212	5,345	180,457	2,947	(54)
Diversified Income Fund	62,126	8,517	23,431	(2,512)	44,939	1,685	(881)
Emerging Local Bond Fund	94,644	60,121	0	(4,489)	151,781	3,853	0
Emerging Markets Bond Fund	62,745	53,637	0	(5,078)	112,511	3,237	0
Floating Income Fund	291,968	59,290	256,096	(10,347)	77,876	5,680	(19,028)
Foreign Bond Fund (Unhedged)	23,133	765	23,362	92	1,455	136	823
Fundamental Advantage Total Return Strategy Fund	0	48,635	0	(1,180)	47,456	28	0
Fundamental IndexPLUS™ Fund	35,297	2,796	10,637	(4,740)	23,131	14	(1,683)
Fundamental IndexPLUS™ TR Fund	40,786	2,256	2,519	(6,235)	34,767	23	(347)
Global Bond Fund (Unhedged)	16,512	1,131	16,724	35	1,340	65	75
GNMA Fund	13,116	238	3,712	170	9,705	241	95
High Yield Fund	55,927	7,623	20,626	(1,372)	40,385	1,572	(560)
Income Fund	20,537	23,667	3,959	(1,579)	38,335	1,120	(110)
International StocksPLUS® TR Strategy Fund (Unhedged)	7,123	3	1,979	(593)	4,471	3	(258)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	40,628	17,367	17,109	(3,732)	35,599	20	(1,368)
Investment Grade Corporate Bond Fund	0	45,614	0	(365)	45,249	121	0
Long Duration Total Return Fund	0	36,943	0	(804)	36,139	292	0
Long-Term U.S. Government Fund	24,816	43,462	62,331	474	5,703	564	1,277
Low Duration Fund	105,699	19,332	124,350	(2)	1,324	1,222	750
Mortgage-Backed Securities Fund	21,298	304	21,702	0	0	342	482
Real Return Asset Fund	130,807	247,380	17,525	9,212	362,041	4,006	1,107
Real Return Fund	82,069	152,944	62,859	2,858	171,948	3,442	(1,307)
RealEstateRealReturn Strategy Fund	10,339	62,265	1,740	(3,681)	68,457	0	(134)
Short-Term Fund	12,373	41,735	52,419	(10)	975	431	(760)
Small Cap StocksPLUS® TR Fund	1,817	18,297	1,640	(693)	17,604	21	(330)
StocksPLUS® Fund	1,290	0	1,161	0	0	0	(75)
StocksPLUS® Total Return Fund	6,236	137	2,350	(754)	3,347	22	(383)
Total Return Fund	57,550	69,830	15,541	(979)	110,358	2,449	(22)
CommodityRealReturn Strategy Fund®	48,362	2,877	9,100	17,729	53,788	1,316	1,196
Totals	$1,422,391	$1,109,333	$777,113	$(14,687)	$1,716,413	$35,169	$(22,739)

12	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$1,109,333	$777,113

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	34	$400	32	$378
Administrative Class	4,864	57,152	4,334	51,678
Advisor Class	30,627	360,224	60,885	723,809
Class M	975	11,458	667	7,920
Issued as reinvestment of distributions
Institutional Class	1	7	2	25
Administrative Class	406	4,689	1,616	18,965
Advisor Class	2,006	23,229	5,992	70,381
Class M	68	781	268	3,147
Cost of shares redeemed
Institutional Class	(25)	(291)	(8)	(102)
Administrative Class	(4,943)	(57,959)	(5,633)	(66,423)
Advisor Class	(5,309)	(62,376)	(14,045)	(167,189)
Class M	(507)	(5,941)	(2,032)	(24,028)
Net increase resulting from Portfolio share transactions	28,197	$331,373	52,078	$618,561

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	99
Administrative Class	3	88	*
Advisor Class	3	98
Class M	4	99

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated

Semiannual Report	June 30, 2008	13

Notes to Financial Statements (Cont.)

January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO High Yield Fund and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO High Yield Fund. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. It is possible that the plaintiff could seek reconsideration of the Judge’s ruling or appeal the Judge’s decision to a higher court.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 35,915	$ (50,602)	$ (14,687)

14	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	15

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

16	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2008

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040 and RealRetirement™ 2050 Funds (“Underlying Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, tax risk, subsidiary risk, municipal project-specific risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

PIMCO Funds Allocation‡

Real Return Asset Fund	21.1%
Developing Local Markets Fund	10.5%
Real Return Fund	10.0%
Emerging Local Bond Fund	8.8%
Emerging Markets Bond Fund	6.6%
Total Return Fund	6.4%
Other	36.6%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (04/30/04)
PIMCO All Asset Portfolio Advisor Class	-0.27%	4.88%	7.54%
Lehman Brothers U.S. TIPS: 1-10 Year Index±	5.94%	15.20%	6.44%
Consumer Price Index + 500 Basis Points±±	6.79%	10.37%	9.00%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Acquired Funds, as supplemented to date, is 1.345% for Advisor Class shares.

± Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

±± Consumer Price Index + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$997.27	$1,021.48
Expenses Paid During Periodà	$3.38	$3.42

à Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.675%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses attributable to Advisory and Administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO RealRetirement 2010, PIMCO RealRetirement 2020, PIMCO RealRetirement 2030, PIMCO RealRetirement 2040, and PIMCO RealRetirement 2050 Funds.

»

Significant allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies such as the PIMCO Real Return Fund, detracted from performance versus the benchmark as longer maturity U.S. TIPS underperformed the shorter maturity U.S. TIPS in the benchmark.

»

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, provided positive absolute returns as most emerging markets currencies appreciated versus the U.S. dollar. However, exposure to these Funds detracted from returns versus the benchmark as short maturity U.S. TIPS outperformed both Funds over the period.

»	Commodities exposure, through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the Fund posted a net of fees return of 30.71% over the period.

»

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUSTM TR Fund and PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined during the period.

»	An allocation to high-yield bonds via the PIMCO High Yield Fund detracted from performance as the PIMCO High Yield Fund posted a negative return over the period.

»	Exposure to short-term strategies, primarily through the PIMCO Floating Income Fund, detracted from performance as the PIMCO Floating Income Fund declined over the period.

4	PIMCO Variable Insurance Trust

Financial Highlights All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2008+	12/31/2007		12/31/2006		12/31/2005	04/30/2004-12/31/2004

Advisor Class
Net asset value beginning of year or period	$11.74	$11.68		$11.82		$11.64	$10.59
Net investment income (a)	0.23	0.96		1.05		1.63	0.52
Net realized/unrealized gain (loss) on investments	(0.26)	(0.02)		(0.53)		(0.93)	0.87
Total income (loss) from investment operations	(0.03)	0.94		0.52		0.70	1.39
Dividends from net investment income	(0.21)	(0.88)		(0.63)		(0.48)	(0.33)
Distributions from net realized capital gains	0.00	0.00		(0.03)		(0.04)	(0.01)
Total distributions	(0.21)	(0.88)		(0.66)		(0.52)	(0.34)
Net asset value end of year or period	$11.50	$11.74		$11.68		$11.82	$11.64
Total return	(0.27)%	8.19%		4.56%		6.03%	13.18%
Net assets end of year or period (000s)	$1,415,175	$1,124,287		$501,498		$7,461	$11
Ratio of expenses to average net assets (b)	0.675%*	0.655	%(e)	0.685	%(d)	0.70%	0.67	%*(c)
Ratio of expenses to average net assets excluding interest expense (b)	0.675%*	0.655	%(e)	0.685	%(d)	0.70%	0.67	%*(c)
Ratio of net investment income to average net assets	3.91%*	7.90%		8.84%		13.67%	6.96	%*
Portfolio turnover rate	50%	101%		66%		75%	93%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Ratio of expenses to average net assets excluding underlying Funds' expenses in which the Portfolio invests.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.70%.
(d)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.675%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments in Affiliates, at value	$1,716,413
Repurchase agreements, at value	3,270
Cash	1
Receivable for investments in Affiliates sold	3,117
Receivable for Portfolio shares sold	2,613
Interest and dividends receivable from Affiliates	5,315
Manager reimbursement receivable	18
1,730,747

Liabilities:
Payable for investments in Affiliates purchased	$12,050
Payable for Portfolio shares redeemed	550
Accrued investment advisory fee	234
Accrued administrative fee	334
Accrued distribution fee	271
Accrued servicing fee	28
13,467

Net Assets	$1,717,280

Net Assets Consist of:
Paid in capital	$1,755,642
Undistributed net investment income	1,462
Accumulated undistributed net realized (loss)	(25,137)
Net unrealized (depreciation)	(14,687)
$1,717,280

Net Assets:
Institutional Class	$481
Administrative Class	254,003
Advisor Class	1,415,175
Class M	47,621

Shares Issued and Outstanding:
Institutional Class	42
Administrative Class	22,142
Advisor Class	123,066
Class M	4,140

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.50
Administrative Class	11.47
Advisor Class	11.50
Class M	11.50

Cost of Investments in Affiliates Owned	$1,731,100
Cost of Repurchase Agreements Owned	$3,270

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  All Asset Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$46
Dividends from Affiliate investments	35,169
Total Income	35,215

Expenses:
Investment advisory fees	1,336
Administrative fees	1,908
Servicing fees – Administrative Class	188
Distribution and/or servicing fees – Advisor Class	1,539
Distribution and/or servicing fees – Class M	101
Interest expense	11
Recoupment payable to Manager	8
Total Expenses	5,091

Net Investment Income	30,124

Net Realized and Unrealized (Loss):
Net realized (loss) on Affiliate investments	(22,739)
Net change in unrealized (depreciation) on Affiliate investments	(15,458)
Net (Loss)	(38,197)

Net (Decrease) in Net Assets Resulting from Operations	$(8,073)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  All Asset Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$30,124	$85,488
Net realized gain (loss) on Affiliate investments	(22,739)	1,642
Net capital gain distributions received from Underlying Funds	0	2,151
Net change in unrealized (depreciation) on Affiliate investments	(15,458)	(213)
Net increase (decrease) resulting from operations	(8,073)	89,068

Distributions to Shareholders:
From net investment income
Institutional Class	(8)	(25)
Administrative Class	(4,689)	(18,965)
Advisor Class	(23,229)	(70,381)
Class M	(781)	(3,147)

Total Distributions	(28,707)	(92,518)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	400	378
Administrative Class	57,152	51,678
Advisor Class	360,224	723,809
Class M	11,458	7,920
Issued as reinvestment of distributions
Institutional Class	7	25
Administrative Class	4,689	18,965
Advisor Class	23,229	70,381
Class M	781	3,147
Cost of shares redeemed
Institutional Class	(291)	(102)
Administrative Class	(57,959)	(66,423)
Advisor Class	(62,376)	(167,189)
Class M	(5,941)	(24,028)
Net increase resulting from Portfolio share transactions	331,373	618,561

Total Increase in Net Assets	294,593	615,111

Net Assets:
Beginning of period	1,422,687	807,576
End of period*	$1,717,280	$1,422,687

*Including undistributed net investment income of:	$1,462	$45

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio	(Unaudited) June 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 99.9%
CommodityRealReturn Strategy Fund®	2,604,742	$53,788
Convertible Fund	2,676,159	35,272
Developing Local Markets Fund	16,480,085	180,457
Diversified Income Fund	4,312,777	44,939
Emerging Local Bond Fund	15,761,261	151,781
Emerging Markets Bond Fund	10,870,613	112,511
Floating Income Fund	8,576,588	77,876
Foreign Bond Fund (Unhedged)	134,374	1,455
Fundamental Advantage Total Return Strategy Fund	4,882,266	47,456
Fundamental IndexPLUSTM Fund	2,561,574	23,131
Fundamental IndexPLUSTM TR Fund	3,932,949	34,767
Global Bond Fund (Unhedged)	129,046	1,340
GNMA Fund	865,765	9,705
High Yield Fund	4,472,272	40,385
Income Fund	3,984,970	38,335
International StocksPLUS® TR Strategy Fund (Unhedged)	488,128	4,471
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,592,231	35,599
Investment Grade Corporate Bond Fund	4,436,197	45,249
Long Duration Total Return Fund	3,546,541	36,139
Long-Term U.S. Government Fund	520,341	5,703
Low Duration Fund	132,410	1,324
Real Return Asset Fund	30,785,796	362,041
Real Return Fund	15,311,446	171,948
RealEstateRealReturn Strategy Fund	12,073,570	68,457
Short-Term Fund	99,512	975
Small Cap StocksPLUS® TR Fund	1,945,186	17,604
StocksPLUS® Total Return Fund	352,358	3,347
Total Return Fund	10,381,743	110,358

Total PIMCO Funds (Cost $1,731,100)		1,716,413

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.2%

Fixed Income Clearing Corp.
1.650% due 07/01/2008	$3,270	$3,270

(Dated 06/30/2008. Collateralized by Freddie Mac 4.875% due 02/17/2009 valued at $3,337. Repurchase proceeds are $3,270.)
Total Short-Term Instruments (Cost $3,270)		3,270

Total Investments 100.1% (Cost $1,734,370)		$1,719,683

Other Assets and Liabilities (Net) (0.1%)		(2,403)

Net Assets 100.0%		$1,717,280

Notes to Schedule of Investments:

(a)	The All Asset Portfolio is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$ 1,716,413	$3,270	$0	$1,719,683
Other Financial Instruments ++	0	0	0	0

Total	$ 1,716,413	$3,270	$0	$1,719,683

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS® and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio and Underlying Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or the Underlying Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Investments in funds within the PIMCO Funds are valued at their NAV as reported by the Underlying Funds.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For

10	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Semiannual Report	June 30, 2008	11

Notes to Financial Statements (Cont.)

(e) Acquired Fund Fees and Expenses (Underlying Fund Expenses)  The Underlying Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Acquired Fund Fees and Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager, if any. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

The All Asset Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2008 (amounts in thousands):

Underlying Funds	Market Value 12/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 6/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$42,857	$15,907	$21,029	$(1,457)	$35,272	$317	$(1,244)
Developing Local Markets Fund	112,336	66,260	3,212	5,345	180,457	2,947	(54)
Diversified Income Fund	62,126	8,517	23,431	(2,512)	44,939	1,685	(881)
Emerging Local Bond Fund	94,644	60,121	0	(4,489)	151,781	3,853	0
Emerging Markets Bond Fund	62,745	53,637	0	(5,078)	112,511	3,237	0
Floating Income Fund	291,968	59,290	256,096	(10,347)	77,876	5,680	(19,028)
Foreign Bond Fund (Unhedged)	23,133	765	23,362	92	1,455	136	823
Fundamental Advantage Total Return Strategy Fund	0	48,635	0	(1,180)	47,456	28	0
Fundamental IndexPLUS™ Fund	35,297	2,796	10,637	(4,740)	23,131	14	(1,683)
Fundamental IndexPLUS™ TR Fund	40,786	2,256	2,519	(6,235)	34,767	23	(347)
Global Bond Fund (Unhedged)	16,512	1,131	16,724	35	1,340	65	75
GNMA Fund	13,116	238	3,712	170	9,705	241	95
High Yield Fund	55,927	7,623	20,626	(1,372)	40,385	1,572	(560)
Income Fund	20,537	23,667	3,959	(1,579)	38,335	1,120	(110)
International StocksPLUS® TR Strategy Fund (Unhedged)	7,123	3	1,979	(593)	4,471	3	(258)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	40,628	17,367	17,109	(3,732)	35,599	20	(1,368)
Investment Grade Corporate Bond Fund	0	45,614	0	(365)	45,249	121	0
Long Duration Total Return Fund	0	36,943	0	(804)	36,139	292	0
Long-Term U.S. Government Fund	24,816	43,462	62,331	474	5,703	564	1,277
Low Duration Fund	105,699	19,332	124,350	(2)	1,324	1,222	750
Mortgage-Backed Securities Fund	21,298	304	21,702	0	0	342	482
Real Return Asset Fund	130,807	247,380	17,525	9,212	362,041	4,006	1,107
Real Return Fund	82,069	152,944	62,859	2,858	171,948	3,442	(1,307)
RealEstateRealReturn Strategy Fund	10,339	62,265	1,740	(3,681)	68,457	0	(134)
Short-Term Fund	12,373	41,735	52,419	(10)	975	431	(760)
Small Cap StocksPLUS® TR Fund	1,817	18,297	1,640	(693)	17,604	21	(330)
StocksPLUS® Fund	1,290	0	1,161	0	0	0	(75)
StocksPLUS® Total Return Fund	6,236	137	2,350	(754)	3,347	22	(383)
Total Return Fund	57,550	69,830	15,541	(979)	110,358	2,449	(22)
CommodityRealReturn Strategy Fund®	48,362	2,877	9,100	17,729	53,788	1,316	1,196
Totals	$1,422,391	$1,109,333	$777,113	$(14,687)	$1,716,413	$35,169	$(22,739)

12	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$1,109,333	$777,113

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	34	$400	32	$378
Administrative Class	4,864	57,152	4,334	51,678
Advisor Class	30,627	360,224	60,885	723,809
Class M	975	11,458	667	7,920
Issued as reinvestment of distributions
Institutional Class	1	7	2	25
Administrative Class	406	4,689	1,616	18,965
Advisor Class	2,006	23,229	5,992	70,381
Class M	68	781	268	3,147
Cost of shares redeemed
Institutional Class	(25)	(291)	(8)	(102)
Administrative Class	(4,943)	(57,959)	(5,633)	(66,423)
Advisor Class	(5,309)	(62,376)	(14,045)	(167,189)
Class M	(507)	(5,941)	(2,032)	(24,028)
Net increase resulting from Portfolio share transactions	28,197	$331,373	52,078	$618,561

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	99
Administrative Class	3	88	*
Advisor Class	3	98
Class M	4	99

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated

Semiannual Report	June 30, 2008	13

Notes to Financial Statements (Cont.)

January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO High Yield Fund and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO High Yield Fund. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. It is possible that the plaintiff could seek reconsideration of the Judge’s ruling or appeal the Judge’s decision to a higher court.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 35,915	$ (50,602)	$ (14,687)

14	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	15

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

16	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | M

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040 and RealRetirement™ 2050 Funds (“Underlying Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, tax risk, subsidiary risk, municipal project-specific risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying Fund may not be able to close out a position when it would be most advantageous to do so. An Underlying Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Class M.

PIMCO Funds Allocation‡

Real Return Asset Fund	21.1%
Developing Local Markets Fund	10.5%
Real Return Fund	10.0%
Emerging Local Bond Fund	8.8%
Emerging Markets Bond Fund	6.6%
Total Return Fund	6.4%
Other	36.6%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (04/30/04)
PIMCO All Asset Portfolio M Class	-0.46%	4.63%	7.30%
Lehman Brothers U.S. TIPS: 1-10 Year Index±	5.94%	15.20%	6.44%
Consumer Price Index + 500 Basis Points±±	6.79%	10.37%	9.00%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Acquired Funds, as supplemented to date, is 1.565% for Class M shares.

± Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

±± Consumer Price Index + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$995.43	$1,020.49
Expenses Paid During Period à	$4.37	$4.42

à Expenses are equal to the Portfolio’s Class M net annualized expense ratio of 0.875%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses attributable to Advisory and Administrative fees indirectly borne by the Portfolio are currently capped at 0.64% of total assets. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO RealRetirement 2010, PIMCO RealRetirement 2020, PIMCO RealRetirement 2030, PIMCO RealRetirement 2040, and PIMCO RealRetirement 2050 Funds.

»

Significant allocations to U.S. Treasury Inflation-Protected Securities (“TIPS”), through inflation-related strategies such as the PIMCO Real Return Fund, detracted from performance versus the benchmark as longer maturity U.S. TIPS underperformed the shorter maturity U.S. TIPS in the benchmark.

»

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and PIMCO Emerging Local Bond Fund, provided positive absolute returns as most emerging markets currencies appreciated versus the U.S. dollar. However, exposure to these Funds detracted from returns versus the benchmark as short maturity U.S. TIPS outperformed both Funds over the period.

»	Commodities exposure, through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the Fund posted a net of fees return of 30.71% over the period.

»

Exposure to equity strategies, primarily through the PIMCO Fundamental IndexPLUSTM TR Fund and PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), detracted from performance as both U.S. and international equities declined during the period.

»	An allocation to high-yield bonds via the PIMCO High Yield Fund detracted from performance as the PIMCO High Yield Fund posted a negative return over the period.

»	Exposure to short-term strategies, primarily through the PIMCO Floating Income Fund, detracted from performance as the PIMCO Floating Income Fund declined over the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007		12/31/2006		12/31/2005		04/30/2004-12/31/2004

Class M
Net asset value beginning of year or period	$11.75	$11.68		$11.80		$11.60		$10.59
Net investment income (a)	0.22	0.78		0.57		0.85		0.96
Net realized/unrealized gain (loss) on investments	(0.27)	0.13		(0.07)		(0.16)		0.39
Total income (loss) from investment operations	(0.05)	0.91		0.50		0.69		1.35
Dividends from net investment income	(0.20)	(0.84)		(0.59)		(0.45)		(0.33)
Distributions from net realized capital gains	0.00	0.00		(0.03)		(0.04)		(0.01)
Total distributions	(0.20)	(0.84)		(0.62)		(0.49)		(0.34)
Net asset value end of year or period	$11.50	$11.75		$11.68		$11.80		$11.60
Total return	(0.46)%	8.00%		4.36%		5.94%		12.85%
Net assets end of year or period (000s)	$47,621	$42,336		$54,928		$67,365		$18,345
Ratio of expenses to average net assets (b)	0.875%*	0.855	%(e)	0.885	%(d)	0.89	%(c)	0.87	%*(c)
Ratio of expenses to average net assets excluding interest expense (b)	0.875%*	0.855	%(e)	0.885	%(d)	0.89	%(c)	0.87	%*(c)
Ratio of net investment income to average net assets	3.71%*	6.41%		4.84%		7.16%		12.66	%*
Portfolio turnover rate	50%	101%		66%		75%		93%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Portfolio invests.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.90%.
(d)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.875%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments in Affiliates, at value	$1,716,413
Repurchase agreements, at value	3,270
Cash	1
Receivable for investments in Affiliates sold	3,117
Receivable for Portfolio shares sold	2,613
Interest and dividends receivable from Affiliates	5,315
Manager reimbursement receivable	18
1,730,747

Liabilities:
Payable for investments in Affiliates purchased	$12,050
Payable for Portfolio shares redeemed	550
Accrued investment advisory fee	234
Accrued administrative fee	334
Accrued distribution fee	271
Accrued servicing fee	28
13,467

Net Assets	$1,717,280

Net Assets Consist of:
Paid in capital	$1,755,642
Undistributed net investment income	1,462
Accumulated undistributed net realized (loss)	(25,137)
Net unrealized (depreciation)	(14,687)
$1,717,280

Net Assets:
Institutional Class	$481
Administrative Class	254,003
Advisor Class	1,415,175
Class M	47,621

Shares Issued and Outstanding:
Institutional Class	42
Administrative Class	22,142
Advisor Class	123,066
Class M	4,140

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.50
Administrative Class	11.47
Advisor Class	11.50
Class M	11.50

Cost of Investments in Affiliates Owned	$1,731,100
Cost of Repurchase Agreements Owned	$3,270

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  All Asset Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$46
Dividends from Affiliate investments	35,169
Total Income	35,215

Expenses:
Investment advisory fees	1,336
Administrative fees	1,908
Servicing fees – Administrative Class	188
Distribution and/or servicing fees – Advisor Class	1,539
Distribution and/or servicing fees – Class M	101
Interest expense	11
Recoupment payable to Manager	8
Total Expenses	5,091

Net Investment Income	30,124

Net Realized and Unrealized (Loss):
Net realized (loss) on Affiliate investments	(22,739)
Net change in unrealized (depreciation) on Affiliate investments	(15,458)
Net (Loss)	(38,197)

Net (Decrease) in Net Assets Resulting from Operations	$(8,073)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  All Asset Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$30,124	$85,488
Net realized gain (loss) on Affiliate investments	(22,739)	1,642
Net capital gain distributions received from Underlying Funds	0	2,151
Net change in unrealized (depreciation) on Affiliate investments	(15,458)	(213)
Net increase (decrease) resulting from operations	(8,073)	89,068

Distributions to Shareholders:
From net investment income
Institutional Class	(8)	(25)
Administrative Class	(4,689)	(18,965)
Advisor Class	(23,229)	(70,381)
Class M	(781)	(3,147)

Total Distributions	(28,707)	(92,518)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	400	378
Administrative Class	57,152	51,678
Advisor Class	360,224	723,809
Class M	11,458	7,920
Issued as reinvestment of distributions
Institutional Class	7	25
Administrative Class	4,689	18,965
Advisor Class	23,229	70,381
Class M	781	3,147
Cost of shares redeemed
Institutional Class	(291)	(102)
Administrative Class	(57,959)	(66,423)
Advisor Class	(62,376)	(167,189)
Class M	(5,941)	(24,028)
Net increase resulting from Portfolio share transactions	331,373	618,561

Total Increase in Net Assets	294,593	615,111

Net Assets:
Beginning of period	1,422,687	807,576
End of period*	$1,717,280	$1,422,687

*Including undistributed net investment income of:	$1,462	$45

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio	(Unaudited) June 30, 2008

	SHARES	VALUE (000S)
PIMCO FUNDS (a)(b) 99.9%
CommodityRealReturn Strategy Fund®	2,604,742	$53,788
Convertible Fund	2,676,159	35,272
Developing Local Markets Fund	16,480,085	180,457
Diversified Income Fund	4,312,777	44,939
Emerging Local Bond Fund	15,761,261	151,781
Emerging Markets Bond Fund	10,870,613	112,511
Floating Income Fund	8,576,588	77,876
Foreign Bond Fund (Unhedged)	134,374	1,455
Fundamental Advantage Total Return Strategy Fund	4,882,266	47,456
Fundamental IndexPLUSTM Fund	2,561,574	23,131
Fundamental IndexPLUSTM TR Fund	3,932,949	34,767
Global Bond Fund (Unhedged)	129,046	1,340
GNMA Fund	865,765	9,705
High Yield Fund	4,472,272	40,385
Income Fund	3,984,970	38,335
International StocksPLUS® TR Strategy Fund (Unhedged)	488,128	4,471
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,592,231	35,599
Investment Grade Corporate Bond Fund	4,436,197	45,249
Long Duration Total Return Fund	3,546,541	36,139
Long-Term U.S. Government Fund	520,341	5,703
Low Duration Fund	132,410	1,324
Real Return Asset Fund	30,785,796	362,041
Real Return Fund	15,311,446	171,948
RealEstateRealReturn Strategy Fund	12,073,570	68,457
Short-Term Fund	99,512	975
Small Cap StocksPLUS® TR Fund	1,945,186	17,604
StocksPLUS® Total Return Fund	352,358	3,347
Total Return Fund	10,381,743	110,358

Total PIMCO Funds (Cost $1,731,100)		1,716,413

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.2%

Fixed Income Clearing Corp.
1.650% due 07/01/2008	$3,270	$3,270

(Dated 06/30/2008. Collateralized by Freddie Mac 4.875% due 02/17/2009 valued at $3,337. Repurchase proceeds are $3,270.)
Total Short-Term Instruments (Cost $3,270)		3,270

Total Investments 100.1% (Cost $1,734,370)		$1,719,683

Other Assets and Liabilities (Net) (0.1%)		(2,403)

Net Assets 100.0%		$1,717,280

Notes to Schedule of Investments:

(a)	The All Asset Portfolio is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$ 1,716,413	$3,270	$0	$1,719,683
Other Financial Instruments ++	0	0	0	0

Total	$ 1,716,413	$3,270	$0	$1,719,683

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Class M of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS® and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio and Underlying Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or the Underlying Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Investments in funds within the PIMCO Funds are valued at their NAV as reported by the Underlying Funds.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For

10	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Semiannual Report	June 30, 2008	11

Notes to Financial Statements (Cont.)

(e) Acquired Fund Fees and Expenses (Underlying Fund Expenses)  The Underlying Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Acquired Fund Fees and Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager, if any. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

The All Asset Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2008 (amounts in thousands):

Underlying Funds	Market Value 12/31/2007	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation/ (Depreciation)	Market Value 6/30/2008	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$42,857	$15,907	$21,029	$(1,457)	$35,272	$317	$(1,244)
Developing Local Markets Fund	112,336	66,260	3,212	5,345	180,457	2,947	(54)
Diversified Income Fund	62,126	8,517	23,431	(2,512)	44,939	1,685	(881)
Emerging Local Bond Fund	94,644	60,121	0	(4,489)	151,781	3,853	0
Emerging Markets Bond Fund	62,745	53,637	0	(5,078)	112,511	3,237	0
Floating Income Fund	291,968	59,290	256,096	(10,347)	77,876	5,680	(19,028)
Foreign Bond Fund (Unhedged)	23,133	765	23,362	92	1,455	136	823
Fundamental Advantage Total Return Strategy Fund	0	48,635	0	(1,180)	47,456	28	0
Fundamental IndexPLUS™ Fund	35,297	2,796	10,637	(4,740)	23,131	14	(1,683)
Fundamental IndexPLUS™ TR Fund	40,786	2,256	2,519	(6,235)	34,767	23	(347)
Global Bond Fund (Unhedged)	16,512	1,131	16,724	35	1,340	65	75
GNMA Fund	13,116	238	3,712	170	9,705	241	95
High Yield Fund	55,927	7,623	20,626	(1,372)	40,385	1,572	(560)
Income Fund	20,537	23,667	3,959	(1,579)	38,335	1,120	(110)
International StocksPLUS® TR Strategy Fund (Unhedged)	7,123	3	1,979	(593)	4,471	3	(258)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	40,628	17,367	17,109	(3,732)	35,599	20	(1,368)
Investment Grade Corporate Bond Fund	0	45,614	0	(365)	45,249	121	0
Long Duration Total Return Fund	0	36,943	0	(804)	36,139	292	0
Long-Term U.S. Government Fund	24,816	43,462	62,331	474	5,703	564	1,277
Low Duration Fund	105,699	19,332	124,350	(2)	1,324	1,222	750
Mortgage-Backed Securities Fund	21,298	304	21,702	0	0	342	482
Real Return Asset Fund	130,807	247,380	17,525	9,212	362,041	4,006	1,107
Real Return Fund	82,069	152,944	62,859	2,858	171,948	3,442	(1,307)
RealEstateRealReturn Strategy Fund	10,339	62,265	1,740	(3,681)	68,457	0	(134)
Short-Term Fund	12,373	41,735	52,419	(10)	975	431	(760)
Small Cap StocksPLUS® TR Fund	1,817	18,297	1,640	(693)	17,604	21	(330)
StocksPLUS® Fund	1,290	0	1,161	0	0	0	(75)
StocksPLUS® Total Return Fund	6,236	137	2,350	(754)	3,347	22	(383)
Total Return Fund	57,550	69,830	15,541	(979)	110,358	2,449	(22)
CommodityRealReturn Strategy Fund®	48,362	2,877	9,100	17,729	53,788	1,316	1,196
Totals	$1,422,391	$1,109,333	$777,113	$(14,687)	$1,716,413	$35,169	$(22,739)

12	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$1,109,333	$777,113

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	34	$400	32	$378
Administrative Class	4,864	57,152	4,334	51,678
Advisor Class	30,627	360,224	60,885	723,809
Class M	975	11,458	667	7,920
Issued as reinvestment of distributions
Institutional Class	1	7	2	25
Administrative Class	406	4,689	1,616	18,965
Advisor Class	2,006	23,229	5,992	70,381
Class M	68	781	268	3,147
Cost of shares redeemed
Institutional Class	(25)	(291)	(8)	(102)
Administrative Class	(4,943)	(57,959)	(5,633)	(66,423)
Advisor Class	(5,309)	(62,376)	(14,045)	(167,189)
Class M	(507)	(5,941)	(2,032)	(24,028)
Net increase resulting from Portfolio share transactions	28,197	$331,373	52,078	$618,561

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	99
Administrative Class	3	88	*
Advisor Class	3	98
Class M	4	99

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated

Semiannual Report	June 30, 2008	13

Notes to Financial Statements (Cont.)

January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

In October 2007 the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO High Yield Fund and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO High Yield Fund. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. It is possible that the plaintiff could seek reconsideration of the Judge’s ruling or appeal the Judge’s decision to a higher court.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 35,915	$ (50,602)	$ (14,687)

14	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	15

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

16	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

CommodityRealReturn™ Strategy Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the CommodityRealReturn™ Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodities future contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2	PIMCO Variable Insurance Trust

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO CommodityRealReturn™ Strategy Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	43.9%
Short-Term Instruments	21.1%
U.S. Government Agencies	18.2%
Corporate Bonds & Notes	9.7%
Commodity Index- Linked Notes	2.9%
Other	4.2%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (06/30/04)
PIMCO CommodityRealReturn™ Strategy Portfolio Administrative Class	31.80%	58.17%	18.87%
Dow Jones-AIG Commodity Total Return Index±	27.22%	41.56%	16.91%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Acquired Funds, as supplemented to date, is 1.00% for Administrative Class shares.

± Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,317.96	$1,020.39
Expenses Paid During Period à	$5.19	$4.52

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.90% reflects net annualized expenses after application of an expense waiver of 0.08%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn™ Strategy Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»

Commodities gained 27.22% as measured by the Portfolio’s benchmark index, the Dow Jones-AIG Commodity Total Return Index. The energy and grains sectors posted the strongest performance as all commodity sectors gained overall with the exception of the livestock sector.

»

The Portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefitted performance as U.S. TIPS outperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Total Return Index.

»	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield.

»	Modest allocations to Japanese inflation-linked bonds (“ILBs”) versus nominal bonds benefited performance as ILBs outperformed their nominal counterparts in Japan.

»	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

»	An underweight to total U.S. duration detracted from performance as both the ten-year U.S. Treasury nominal yield and the ten-year U.S. TIPS real yield declined.

»	A U.K. nominal yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

»	Holdings of U.S. mortgage-backed securities detracted from performance as mortgage spreads widened during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  CommodityRealReturn™ Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+		12/31/2007		12/31/2006	12/31/2005	06/30/2004-12/31/2004

Administrative Class
Net asset value beginning of year or period	$13.35		$11.31		$12.25	$10.49	$10.00
Net investment income (a)	0.25		0.47		0.42	0.35	0.07
Net realized/unrealized gain (loss) on investments	3.97		2.11		(0.80)	1.64	0.58
Total income from investment operations	4.22		2.58		(0.38)	1.99	0.65
Dividends from net investment income	(0.28)		(0.54)		(0.51)	(0.22)	0.00
Distributions from net realized capital gains	0.00		0.00		(0.05)	(0.01)	(0.16)
Total distributions	(0.28)		(0.54)		(0.56)	(0.23)	(0.16)
Net asset value end of year or period	$17.29		$13.35		$11.31	$12.25	$10.49
Total return	31.80%		23.24%		(3.10)%	19.08%	6.51%
Net assets end of year or period (000s)	$500,569		$287,125		$180,810	$106,943	$3,358
Ratio of expenses to average net assets	0.90	%*(e)	0.93	%(c)	0.93%	0.89%	0.90	%*(b)
Ratio of expenses to average net assets excluding interest expense	0.89	%*(f)	0.87	%(d)	0.93%	0.89%	0.89	%*(b)
Ratio of net investment income to average net assets	3.24	%*	3.90%		3.48%	2.92%	1.36	%*
Portfolio turnover rate	521%		856%		993%	1,415%	700%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during year or period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.58%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.00%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.94%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.98%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.97%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Consolidated Statement of Assets and Liabilities  CommodityRealReturn™ Strategy Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$1,032,652
Repurchase agreements, at value	18,414
Cash	114
Deposits with counterparty	5,001
Foreign currency, at value	1,450
Receivable for investments sold	339,183
Receivable for investments sold on a delayed-delivery basis	105,905
Receivable for Portfolio shares sold	4,373
Interest and dividends receivable	3,501
Variation margin receivable	218
Swap premiums paid	1,095
Unrealized appreciation on foreign currency contracts	2,469
Unrealized appreciation on swap agreements	5,351
Other assets	16
1,519,742

Liabilities:
Payable for investments purchased	$194,658
Payable for investments purchased on a delayed-delivery basis	528,849
Payable for Portfolio shares redeemed	11,398
Payable for short sales	176,674
Written options outstanding	2,967
Accrued investment advisory fee	247
Accrued administrative fee	123
Accrued distribution fee	15
Accrued servicing fee	57
Recoupment payable to Manager	5
Swap premiums received	2,846
Unrealized depreciation on foreign currency contracts	1,218
Unrealized depreciation on swap agreements	9,034
Other liabilities	2,083
930,174

Net Assets	$589,568

Net Assets Consist of:
Paid in capital	$445,959
Undistributed net investment income	10,778
Accumulated undistributed net realized gain	121,428
Net unrealized appreciation	11,403
$589,568

Net Assets:
Administrative Class	$500,569
Advisor Class	88,999

Shares Issued and Outstanding:
Administrative Class	28,959
Advisor Class	5,143

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$17.29
Advisor Class	17.30

Cost of Investments Owned	$1,013,398
Cost of Repurchase Agreements Owned	$18,414
Cost of Foreign Currency Held	$1,447
Proceeds Received on Short Sales	$173,371
Premiums Received on Written Options	$1,699

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations  CommodityRealReturn™ Strategy Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$9,267
Dividends	4
Miscellaneous income	3
Total Income	9,274

Expenses:
Investment advisory fees	1,237
Administrative fees	616
Servicing fees – Administrative Class	290
Distribution and/or servicing fees – Advisor Class	72
Trustees’ fees	3
Interest expense	28
Total Expenses	2,246
Reimbursement by Manager	(208)
Net Expenses	2,038

Net Investment Income	7,236

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	40,405
Net realized gain on futures contracts, written options and swaps	81,673
Net realized (loss) on foreign currency transactions	(53)
Net change in unrealized (depreciation) on investments	(4,445)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(5,636)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	447
Net Gain	112,391

Net Increase in Net Assets Resulting from Operations	$119,627

*Foreign tax withholdings	$11

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Consolidated Statements of Changes in Net Assets  CommodityRealReturn™ Strategy Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$7,236	$9,223
Net realized gain	122,025	17,783
Net change in unrealized appreciation (depreciation)	(9,634)	26,346
Net increase resulting from operations	119,627	53,352

Distributions to Shareholders:
From net investment income
Administrative Class	(7,561)	(10,503)
Advisor Class	(1,156)	(925)

Total Distributions	(8,717)	(11,428)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	204,043	117,479
Advisor Class	48,350	26,846
Issued as reinvestment of distributions
Administrative Class	7,561	10,503
Advisor Class	1,156	925
Cost of shares redeemed
Administrative Class	(95,038)	(60,212)
Advisor Class	(8,393)	(3,380)
Net increase resulting from Portfolio share transactions	157,679	92,161

Total Increase in Net Assets	268,589	134,085

Net Assets:
Beginning of period	320,979	186,894
End of period*	$589,568	$320,979

*Including undistributed net investment income of:	$10,778	$12,259

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn™ Strategy Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Daimler Finance North America LLC
6.780% due 08/03/2012	$1,191	$987

Total Bank Loan Obligations (Cost $1,139)		987

CORPORATE BONDS & NOTES 17.3%

BANKING & FINANCE 13.5%

ACE INA Holdings, Inc.
5.800% due 03/15/2018	1,000	964

Allstate Life Global Funding II
3.328% due 05/21/2010	3,600	3,579

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,400	1,396

American Express Bank FSB
5.500% due 04/16/2013	500	489
6.000% due 09/13/2017	600	581

American Express Centurion Bank
2.557% due 07/13/2010	1,000	982
6.000% due 09/13/2017	500	484

American Express Co.
7.000% due 03/19/2018	800	812
8.150% due 03/19/2038	230	257

American Express Credit Corp.
2.531% due 03/02/2009	800	796

American International Group, Inc.
8.175% due 05/15/2058	800	756

Atlantic & Western Re Ltd.
9.041% due 01/09/2009	300	299

Bank of America Corp.
2.869% due 02/17/2009	900	898
5.650% due 05/01/2018	2,400	2,248
8.125% due 12/29/2049	3,700	3,502

Barclays Bank PLC
5.450% due 09/12/2012	1,400	1,418
7.434% due 09/29/2049	200	188

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	1,500	1,487
6.950% due 08/10/2012	600	625
7.250% due 02/01/2018	1,000	1,047

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	2,000	2,006

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	92

Caterpillar Financial Services Corp.
3.559% due 06/24/2011	5,500	5,497

CIT Group, Inc.
3.049% due 01/30/2009	900	871

Citigroup Funding, Inc.
2.481% due 04/23/2009	1,000	987
3.820% due 05/07/2010	4,600	4,566

Citigroup, Inc.
2.831% due 12/28/2009	800	781
8.400% due 04/29/2049	1,600	1,523

Credit Agricole S.A.
2.646% due 05/28/2009	1,100	1,095

Credit Suisse USA, Inc.
2.775% due 11/20/2009	300	297

General Electric Capital Corp.
2.826% due 12/12/2008	100	100
5.875% due 01/14/2038	1,000	910

Genworth Financial, Inc.
6.515% due 05/22/2018	1,000	939

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goldman Sachs Group, Inc.
2.841% due 12/23/2008	$900	$897
2.891% due 12/22/2008	1,000	976
3.101% due 06/28/2010	1,000	973
6.750% due 10/01/2037	1,600	1,470

HBOS PLC
6.750% due 05/21/2018	1,000	959

HCP, Inc.
6.700% due 01/30/2018	1,000	902

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018	700	680
7.000% due 09/27/2027	100	93

Liberty Mutual Group, Inc.
5.750% due 03/15/2014	1,000	967

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	1,000	994

Merna Reinsurance Ltd.
3.451% due 07/07/2010 (j)	1,000	936

Merrill Lynch & Co., Inc.
4.966% due 05/12/2010	6,800	6,696
6.400% due 08/28/2017	500	465
6.875% due 04/25/2018	1,000	955

Metropolitan Life Global Funding I
3.085% due 04/13/2009	1,900	1,899

Morgan Stanley
2.844% due 02/09/2009	900	892
4.778% due 05/14/2010	4,600	4,585
6.000% due 04/28/2015	600	575
6.625% due 04/01/2018	1,000	950

National Australia Bank Ltd.
5.350% due 06/12/2013	1,000	1,000

New York Life Global Funding
4.650% due 05/09/2013	1,000	993

Pacific Life Global Funding
5.150% due 04/15/2013	300	297

ProLogis
6.625% due 05/15/2018	500	494

Rabobank Nederland NV
2.733% due 01/15/2009	100	100

Residential Reinsurance 2007 Ltd.
9.932% due 06/07/2010	500	502

Rockies Express Pipeline LLC
5.100% due 08/20/2009	1,200	1,201

Royal Bank of Scotland Group PLC
2.828% due 08/21/2009	1,400	1,394

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	700	678

Simon Property Group LP
5.750% due 12/01/2015	300	292

Travelers Cos., Inc.
5.800% due 05/15/2018	1,000	976

Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008	200	200

Wachovia Bank N.A.
2.752% due 12/02/2010	400	380
3.619% due 05/14/2010	1,000	995

Wells Fargo & Co.
4.375% due 01/31/2013	400	388

Wells Fargo Capital XIII
7.700% due 12/29/2049	500	498

		79,724

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 3.1%

Amgen, Inc.
6.150% due 06/01/2018	$400	$403

AutoZone, Inc.
5.875% due 10/15/2012	1,600	1,598

Baxter International, Inc.
5.375% due 06/01/2018	1,000	991

Cardinal Health, Inc.
6.000% due 06/15/2017	1,500	1,491

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,520

Falconbridge Ltd.
5.375% due 06/01/2015	2,000	1,881
7.350% due 06/05/2012	400	416

Gaz Capital S.A.
8.146% due 04/11/2018	200	208

Kraft Foods, Inc.
6.000% due 02/11/2013	250	253

Mandalay Resort Group
6.500% due 07/31/2009	1,000	992

Masco Corp.
6.125% due 10/03/2016	1,000	909

Nordstrom, Inc.
6.250% due 01/15/2018	900	879

Rexam PLC
6.750% due 06/01/2013	400	400

RPM International, Inc.
6.500% due 02/15/2018	1,000	1,004

Spectra Energy Capital LLC
5.668% due 08/15/2014	1,000	979

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	946

UST, Inc.
6.625% due 07/15/2012	900	943

Waste Management, Inc.
6.100% due 03/15/2018	700	701

Weyerhaeuser Co.
3.802% due 09/24/2009	600	593

		18,107

UTILITIES 0.7%

American Electric Power Co., Inc.
5.250% due 06/01/2015	300	290

AT&T, Inc.
2.884% due 02/05/2010	900	896

Constellation Energy Group, Inc.
4.550% due 06/15/2015	100	89
7.000% due 04/01/2012	1,400	1,453

NGPL Pipe Co. LLC
6.514% due 12/15/2012	300	305

Public Service Electric & Gas Co.
5.300% due 05/01/2018	400	396

Telecom Italia Capital S.A.
6.999% due 06/04/2018	500	506

		3,935

Total Corporate Bonds & Notes (Cost $103,421)		101,766

MUNICIPAL BONDS & NOTES 0.3%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	400	393

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Consolidated Schedule of Investments  CommodityRealReturn™ Strategy Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	$200	$167

Pierce County, Washington School District No. 10 General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 12/01/2023	100	104

University of New Mexico Revenue Bonds, (FSA Insured), Series 2007
5.000% due 06/01/2036	1,300	1,307

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	89

Total Municipal Bonds & Notes (Cost $2,145)		2,060

COMMODITY INDEX-LINKED NOTES 5.1%

Calyon Financial, Inc. (DJAIGTR)
2.509% due 08/18/2008	3,000	6,275

Commonwealth Bank of Australia (DJAIGTR)
4.981% due 09/30/2008	3,000	7,015

Credit Suisse USA, Inc. (DJAIGTR)
2.653% due 02/17/2009 (j)	5,000	8,628

Landesbank Baden-Wurttemberg (DJAIGTR)
2.982% due 11/25/2008	3,500	6,607

Swiss Re Treasury U.S. Corp. (DJAIGCI)
2.850% due 01/07/2009	1,000	1,903

Total Commodity Index-Linked Notes (Cost $15,500)		30,428

U.S. GOVERNMENT AGENCIES 32.4%

Fannie Mae
2.832% due 05/25/2042	21	21
4.205% due 11/01/2034	187	191
4.666% due 05/25/2035	290	296
4.994% due 03/01/2044 - 10/01/2044	416	415
5.000% due 01/01/2037 - 02/01/2037	912	875
5.221% due 07/01/2035	319	317
5.350% due 11/01/2035	562	562
5.384% due 01/01/2036	448	451
5.500% due 09/01/2035 - 05/01/2038	117,753	116,239
5.950% due 02/25/2044	100	102
6.000% due 07/01/2022 - 05/01/2038	17,258	17,448

Freddie Mac
2.621% due 07/15/2019 - 10/15/2020	3,747	3,673
2.701% due 02/15/2019	3,370	3,304
2.742% due 08/25/2031	4	4
4.000% due 03/15/2023 - 10/15/2023	63	63
4.500% due 05/15/2017	54	54
4.540% due 01/01/2034	34	34
4.994% due 02/25/2045	211	196
5.000% due 02/15/2020 - 06/01/2038	10,284	9,903
5.500% due 05/15/2016 - 02/01/2038	31,880	31,469
6.000% due 11/01/2028	77	78
6.692% due 10/01/2036	1,829	1,848
6.709% due 09/01/2036	1,733	1,773
6.732% due 07/01/2036	1,530	1,565

Ginnie Mae
6.500% due 02/15/2031	131	136

Total U.S. Government Agencies (Cost $192,599)		191,017

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 78.3%

Treasury Inflation Protected Securities (b)
0.625% due 04/15/2013	$30,673	$30,587
0.875% due 04/15/2010	22,701	23,105
1.625% due 01/15/2015	566	585
1.625% due 01/15/2018	31,574	32,107
1.875% due 07/15/2013	11,910	12,596
1.875% due 07/15/2015	7,890	8,268
2.000% due 04/15/2012	51,545	54,404
2.000% due 01/15/2014	11,251	11,953
2.000% due 07/15/2014	10,206	10,847
2.000% due 01/15/2016	61,318	64,632
2.375% due 04/15/2011	62,713	66,481
2.375% due 01/15/2017	15,435	16,720
2.500% due 07/15/2016	8,670	9,480
2.625% due 07/15/2017	8,865	9,795
3.000% due 07/15/2012	42,260	46,430
3.375% due 01/15/2012	4,016	4,437
3.500% due 01/15/2011	3,849	4,192
3.625% due 04/15/2028	14,167	17,655
3.875% due 01/15/2009	1,713	1,769
3.875% due 04/15/2029	17,258	22,393
4.250% due 01/15/2010	12,331	13,230

Total U.S. Treasury Obligations (Cost $454,380)		461,666

MORTGAGE-BACKED SECURITIES 1.8%

Banc of America Large Loan, Inc.
2.981% due 08/15/2029	1,273	1,196

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	722	691
4.550% due 08/25/2035	382	366
4.863% due 01/25/2035	1,504	1,457

Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	596	529

Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	958	950
5.674% due 01/26/2036	874	727

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	220	208
4.700% due 12/25/2035	379	368
4.748% due 08/25/2035	186	177

Countrywide Alternative Loan Trust
6.000% due 02/25/2037	784	678

Countrywide Home Loan Mortgage Pass-Through Trust
3.778% due 11/19/2033	29	27

First Horizon Alternative Mortgage Securities
4.733% due 06/25/2034	43	37

Greenpoint Mortgage Funding Trust
2.562% due 01/25/2047	737	700
2.752% due 11/25/2045	27	22

Harborview Mortgage Loan Trust
2.722% due 03/19/2037	127	90

Lehman XS Trust
2.562% due 07/25/2046	35	34

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	100	96

MLCC Mortgage Investors, Inc.
4.430% due 10/25/2035	922	874

Residential Accredit Loans, Inc.
4.888% due 09/25/2045	384	315

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	65	61
4.928% due 01/25/2035	34	32

Structured Asset Mortgage Investments, Inc.
2.812% due 10/19/2034	45	37

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020		$978	$905

Total Mortgage-Backed Securities (Cost $11,186)			10,577

ASSET-BACKED SECURITIES 3.3%

American Express Credit Account Master Trust
3.421% due 08/15/2012		3,400	3,423

BA Credit Card Trust
3.671% due 12/16/2013		4,300	4,367

Carrington Mortgage Loan Trust
2.802% due 10/25/2035		332	308

Citigroup Mortgage Loan Trust, Inc.
2.542% due 01/25/2037		284	282

First Franklin Mortgage Loan Asset-Backed Certificates
2.522% due 01/25/2038		534	516

Ford Credit Auto Owner Trust
3.371% due 01/15/2011		4,500	4,514

GSAMP Trust
2.552% due 12/25/2036		510	495

Lehman XS Trust
2.562% due 04/25/2046		38	38

Morgan Stanley ABS Capital I
2.532% due 11/25/2036		802	771

Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		432	371

Nelnet Student Loan Trust
3.010% due 07/25/2016		9	9

Nomura Asset Acceptance Corp.
2.622% due 01/25/2036		10	9

Option One Mortgage Loan Trust
2.532% due 01/25/2037		361	352

SLM Student Loan Trust
2.910% due 07/25/2013		566	566
2.960% due 04/25/2019		2,200	2,137

Specialty Underwriting & Residential Finance
2.542% due 01/25/2038		684	670

Washington Mutual Asset-Backed Certificates
2.532% due 01/25/2037		502	474

Total Asset-Backed Securities (Cost $19,299)			19,302

FOREIGN CURRENCY-DENOMINATED ISSUES 1.8%

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,000	1,850

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	242,160	2,261
1.100% due 12/10/2016		120,480	1,139
1.200% due 06/10/2017		404,800	3,835

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	136

Svenska Handelsbanken AB
5.138% due 03/16/2015		100	155

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,081

Total Foreign Currency-Denominated Issues (Cost $9,814)			10,457

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wachovia Corp.
7.500% due 12/31/2049		300	266

Total Convertible Preferred Stocks (Cost $300)			266

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 37.6%

CERTIFICATES OF DEPOSIT 1.0%

Abbey National Treasury Services PLC
2.653% due 07/02/2008	$1,300	$1,300

Calyon Financial, Inc.
2.689% due 01/16/2009	800	798

Nordea Bank Finland PLC
3.082% due 12/01/2008	1,100	1,100
5.308% due 04/09/2009	600	600

Skandinaviska Enskilda Banken AB
2.675% due 02/13/2009	900	899

Unicredito Italiano NY
3.071% due 05/18/2009	1,000	999

		5,696

COMMERCIAL PAPER 31.5%

ABN AMRO N.A. Finance
2.485% due 07/07/2008	2,400	2,399

ANZ National International Ltd.
2.550% due 07/21/2008	2,600	2,596

Banco Santander Central Hispano S.A.
2.780% due 09/15/2008	3,400	3,380

Bank of America Corp.
2.700% due 09/19/2008	3,500	3,478

Barclays U.S. Funding Corp.
2.680% due 08/01/2008	1,500	1,497

BNP Paribas Finance, Inc.
2.590% due 07/07/2008	2,400	2,399

Caisse d’Amortissement de la Dette Sociale
2.560% due 07/02/2008	2,600	2,600

Calyon Financial, Inc.
2.490% due 07/08/2008	2,400	2,399

CBA (de) Finance
2.750% due 09/15/2008	3,400	3,380

Citibank N.A.
3.570% due 10/23/2008	8,700	8,619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Danske Corp.
2.720% due 08/01/2008	$1,500	$1,496
2.750% due 09/22/2008	17,000	16,888

DnB NOR Bank ASA
2.600% due 07/10/2008	2,400	2,398

Federal Home Loan Bank
2.000% due 07/01/2008	10,500	10,500

General Electric Capital Corp.
2.450% due 08/01/2008	9,300	9,280

ING Funding LLC
2.500% due 08/01/2008	2,200	2,195

Intesa Funding LLC
2.750% due 09/09/2008	19,700	19,593

Lloyds TSB Bank PLC
2.475% due 08/04/2008	2,400	2,394

Nordea N.A., Inc.
2.350% due 07/07/2008	2,700	2,699

Rabobank USA Financial Corp.
2.350% due 07/07/2008	1,700	1,699
2.450% due 07/18/2008	15,100	15,083
2.650% due 09/29/2008	900	894

San Paolo U.S. Financial Co.
2.770% due 09/17/2008	3,900	3,876

Societe General N.A.
2.900% due 09/18/2008	22,400	22,261

Svenska Handelsbanken AB
2.590% due 07/07/2008	1,700	1,699

UBS Finance Delaware LLC
2.570% due 07/14/2008	18,600	18,583
2.625% due 09/02/2008	1,500	1,493
2.635% due 09/03/2008	2,300	2,289
2.645% due 09/03/2008	300	299
2.650% due 09/10/2008	200	199

Unicredito Italiano SpA
2.400% due 07/01/2008	11,100	11,100
3.030% due 08/06/2008	1,500	1,495

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Westpac Banking Corp.
2.710% due 08/06/2008	$1,600	$1,596

Westpac Trust Securities NZ Ltd.
2.350% due 07/07/2008	2,700	2,699

		185,455

REPURCHASE AGREEMENTS 3.1%

Deutsche Bank AG
1.500% due 07/01/2008	17,100	17,100
(Dated 06/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $17,479. Repurchase proceeds are $17,101.)

State Street Bank and Trust Co.
1.650% due 07/01/2008	1,314	1,314
(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $528 and Freddie Mac 5.000% due 01/16/2009 valued at $822. Repurchase proceeds are $1,314.)

		18,414

U.S. TREASURY BILLS 2.0%
1.821% due 09/11/2008 - 09/25/2008 (a)(c)(d)	12,150	12,076

Total Short-Term Instruments (Cost $221,659)		221,641

PURCHASED OPTIONS (h) 0.2%
(Cost $370)		899

Total Investments 178.3% (Cost $1,031,812)		$1,051,066

Written Options (i) (0.5%) (Premiums $1,699)		(2,967)

Other Assets and Liabilities (Net) (77.8%)		(458,531)

Net Assets 100.0%		$589,568

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $2,733 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(d)	Securities with an aggregate market value of $3,878 have been pledged as collateral for delayed-delivery securities on June 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $5,952 at a weighted average interest rate of 5.141%. On June 30, 2008, there were no securities pledged as collateral for reverse repurchase agreements.
(f)	Cash of $5,001 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	30	$(107)
90-Day Euribor June Futures	Long	06/2009	50	(210)
90-Day Euribor June Futures	Long	06/2009	18	(98)
90-Day Euribor September Futures	Short	09/2008	5	18
90-Day Euribor September Futures	Long	09/2009	30	(121)
90-Day Eurodollar December Futures	Long	12/2009	155	(130)
90-Day Eurodollar December Futures	Long	12/2009	3	(9)
90-Day Eurodollar June Futures	Long	06/2009	255	82
90-Day Eurodollar March Futures	Long	03/2010	153	(145)
90-Day Eurodollar September Futures	Long	09/2009	220	45
Euro-Bobl September Futures	Short	09/2008	20	51
Euro-Bund 10-Year Bond September Futures	Short	09/2008	114	223
Euro-Bund 10-Year Bond September Futures Call Options Strike @ EUR 127.000	Long	09/2008	109	0

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Consolidated Schedule of Investments  CommodityRealReturn™ Strategy Portfolio  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Schatz September Futures	Short	09/2008	68	$60
Japan Government 10-Year Bond September Futures	Short	09/2008	1	(18)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	856	688
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	3	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	23	(54)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	16	(39)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	43	(64)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	10	28

				$190

(g)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.800% due 03/15/2018	Buy	(0.500%	)	03/20/2018	BOA	$1,000	$24
American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.470%	)	06/20/2015	MSC	300	3
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.620%	)	12/20/2012	BOA	1,600	17
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%	)	12/20/2012	GSC	300	4
Baxter International, Inc. 5.375% due 06/01/2018	Buy	(0.340%	)	06/20/2018	GSC	1,000	(2)
Baxter International, Inc. 5.375% due 06/01/2018	Buy	(0.310%	)	06/20/2018	BOA	800	1
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	100	(1)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	200	(3)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	200	(6)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.810%	)	12/20/2017	BNP	1,000	17
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.760%	)	12/20/2017	CSFB	500	10
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(0.870%	)	03/20/2018	DUB	1,100	14
Cardinal Health, Inc. 6.000% due 06/15/2017	Buy	(0.590%	)	06/20/2017	DUB	1,500	14
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	100	(3)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	300	(10)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	CSFB	100	(2)
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.248%	)	03/20/2018	MSC	2,500	(93)
Constellation Energy Group, Inc. 4.550% due 06/15/2015	Buy	(0.960%	)	06/20/2015	JPM	100	3
Constellation Energy Group, Inc. 7.000% due 04/01/2012	Buy	(0.665%	)	06/20/2012	JPM	1,500	30
Falconbridge Ltd. 5.375% due 06/01/2015	Buy	(1.100%	)	06/20/2015	BOA	2,000	64
Falconbridge Ltd. 7.350% due 06/05/2012	Buy	(0.910%	)	06/20/2012	BOA	400	7
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	1,000	(5)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	GSC	600	(10)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	200	(47)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	100	(24)
Genworth Financial, Inc. 6.515% due 05/22/2018	Buy	(0.980%	)	06/20/2018	DUB	600	59
Genworth Financial, Inc. 6.515% due 05/22/2018	Buy	(0.960%	)	06/20/2018	BCLY	400	40
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	100	2
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	BCLY	200	(5)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	LEH	400	(11)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	100	(23)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	CITI	200	55
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	100	(31)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	200	(63)
GMAC LLC 6.875% due 08/28/2012	Sell	6.310%		09/20/2012	GSC	700	(173)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	100	(23)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MSC	200	(4)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	MSC	100	(2)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	CITI	100	4
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	100	4
HCP, Inc. 6.700% due 01/30/2018	Buy	(2.910%	)	03/20/2018	GSC	1,000	(49)
Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%	)	12/20/2012	BNP	400	5
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	100	(8)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	200	(15)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	100	(6)
Liberty Mutual Group, Inc. 5.750% due 03/15/2014	Buy	(1.390%	)	03/20/2014	BOA	1,000	17
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(0.600%	)	09/20/2015	DUB	1,000	13
Masco Corp. 6.125% due 10/03/2016	Buy	(1.910%	)	12/20/2016	CITI	1,000	32
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.950%	)	12/20/2012	BOA	200	12
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	Buy	(1.380%	)	06/20/2018	CITI	1,000	48
Nordstrom, Inc. 6.250% due 01/15/2018	Buy	(0.990%	)	03/20/2018	BOA	900	12
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%	)	12/20/2012	MSC	400	7
Prologis 6.625% due 05/15/2018	Buy	(1.320%	)	06/20/2018	MSC	500	25
Rexam PLC 6.750% due 06/01/2013	Buy	(1.450%	)	06/20/2013	BCLY	400	1
RPM International, Inc. 6.500% due 02/15/2018	Buy	(1.500%	)	03/20/2018	GSC	1,000	(21)
Simon Property Group LP 5.750% due 12/01/2015	Buy	(1.010%	)	12/20/2015	RBS	300	4
Spectra Energy Capital LLC 5.668% due 08/15/2014	Buy	(0.830%	)	09/20/2014	BOA	1,000	3

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%	)	12/20/2012	MSC	$300	$5
Starwood Hotels & Resorts Worldwide, Inc. 6.750% due 05/15/2018	Buy	(1.490%	)	06/20/2018	BOA	1,000	73
Telecom Italia Capital S.A. 6.999% due 06/04/2018	Buy	(1.550%	)	06/20/2018	GSC	500	6
Travelers Cos., Inc. 5.800% due 05/15/2018	Buy	(0.590%	)	06/20/2018	GSC	1,000	15
UST, Inc. 6.625% due 07/15/2012	Buy	(0.340%	)	09/20/2012	BOA	900	2
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%	)	12/20/2012	LEH	400	3
Waste Management, Inc. 6.100% due 03/15/2018	Buy	(0.790%	)	03/20/2018	JPM	700	1

							$16

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$2,120	$159
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	792	36
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	594	36
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	693	44
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	DUB	594	26
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MSC	515	23
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	UBS	792	39
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%	)	12/20/2012	BEAR	495	35
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	900	(64)
Dow Jones CDX N.A. HY9 Index	Sell	6.350%		12/20/2012	DUB	800	39
Dow Jones CDX N.A. HY9 Index	Sell	6.450%		12/20/2012	JPM	700	35
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	300	16
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	9,000	32
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	8,200	31
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MLP	1,400	(3)
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BCLY	600	18
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	900	34
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	900	10
Dow Jones CDX N.A. IG9 Index	Sell	0.760%		12/20/2012	DUB	100	1
Dow Jones CDX N.A. IG9 Index	Sell	0.990%		12/20/2012	DUB	1,800	3
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	5,300	164
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	1,000	35
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	1,000	35
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	400	14
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	900	31
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	2,700	58

							$887

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	67,800	$(213)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$600	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		11,700	(28)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		1,200	(3)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,500	17
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		108,100	757
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		68,700	494
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		2,200	17
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		300	6
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		3,900	(46)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		50	0
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		1,800	(163)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		3,000	(33)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		2,000	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		7,000	3
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		900	5
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		1,800	(191)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		3,300	(34)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Consolidated Schedule of Investments  CommodityRealReturn™ Strategy Portfolio  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		$1,800	$(34)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		7,100	(63)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		1,000	(6)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY	EUR	500	(10)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		1,700	(57)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		600	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		1,100	(37)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		1,200	(64)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		5,400	(276)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		900	(45)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(43)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.070%	09/14/2012	BCLY		700	(37)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		400	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		300	(3)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	3,200	(30)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		3,200	(30)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		800	(11)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		2,500	(33)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,600	(21)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		8,500	(149)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		400	18
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		400	18
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		4,400	87
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	4,100	(84)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		4,100	(84)
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		200	24
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		1,800	2
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	11,300	(234)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		2,500	(57)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		1,600	(36)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		2,000	(44)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		1,400	(141)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		200	11
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		500	32
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		1,000	27
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,200	28
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		600	13
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		300	47
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	600,000	6
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		50,000	(5)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		200,000	(22)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		220,000	(25)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC	MXN	21,500	(192)
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		2,100	(17)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	1,000	(17)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		4,100	(218)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		4,700	(288)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		5,400	(237)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		2,100	(64)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		10,400	(269)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		2,500	(68)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	400	(5)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY	GBP	1,000	(100)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		1,600	(172)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		1,100	(131)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		200	(33)

							$(2,635)

Total Return Swaps on Commodities
Pay/Receive Commodity Exchange	Reference Price	(Pay)/Receive Fixed Price Per Unit	Expiration Date	Counterparty	# of Units	Unrealized Appreciation/ (Depreciation)
Pay	NYMEX Natural Gas November Futures	$(8.390)	10/28/2009	JPM	170	$(618)
Pay	NYMEX Natural Gas November Futures	(8.550)	10/28/2009	JPM	240	(835)
Receive	NYMEX Natural Gas December Futures	8.718	11/24/2009	JPM	170	621
Receive	NYMEX Natural Gas December Futures	8.855	11/24/2009	JPM	240	844
Receive	NYMEX Gasoline January Futures	252.000	12/31/2008	MSC	630	511
Pay	NYMEX WTI Crude January Futures	(103.740)	12/31/2008	MSC	15	(556)
Pay	NYMEX WTI Crude January Futures	(124.660)	12/31/2008	MSC	8	(138)
Receive	NYMEX WTI Crude January Futures	298.000	12/31/2008	MSC	353	126

						$(45)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate (3)	Expiration Date	Counterparty	# of Shares/Units	Unrealized (Depreciation)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	12/29/2008	AIG	237,077	$(451)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	09/26/2008	BCLY	18,017	(31)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	12/29/2008	LEH	141,075	(60)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	MLP	19,026	(33)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	MSC	724,972	(1,285)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	UBS	38,589	(67)

						$(1,927)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps
Counterparty	Underlying Asset	Pay/Receive Variance (4)	Strike Price	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
GSC	NYMEX WTI Crude August Futures	Pay	$0.232	07/17/2008	$300	$23
GSC	NYMEX WTI Crude December Futures	Receive	0.101	11/16/2010	510	(6)
GSC	NYMEX Natural Gas December Futures	Pay	0.069	11/23/2010	600	4

						$21

(4)

At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(h)	Purchased options outstanding on June 30, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC NYMEX WTI Crude December Futures	$102.000	12/31/2009	15	$132	$619

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$135.000	08/22/2008	204	$4	$3
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.000	08/22/2008	421	14	7
Call - CBOT U.S. Treasury 30-Year Bond September Futures	142.000	08/22/2008	647	12	11
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	726	13	11

				$43	$32

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$300	$3	$1
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	1
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	3
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	100	1	1

							$13	$6

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR	1,200	$64	$197
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010		1,200	63	44
Call - OTC U.S. dollar versus Japanese yen	JPY 111.000	12/01/2008		$1,000	18	1

					$145	$242

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Consolidated Schedule of Investments  CommodityRealReturn™ Strategy Portfolio  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 1.625% due 01/15/2018	$83.500	07/29/2008	$26,000	$6	$0
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	74.000	07/24/2008	12,000	3	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	95.000	07/01/2008	11,000	3	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	96.000	07/25/2008	36,000	8	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	101.500	07/01/2008	10,000	2	0
Put - OTC U.S. Treasury Notes 4.500% due 02/28/2011	98.500	07/25/2008	61,800	15	0

				$37	$0

(i)	Written options outstanding on June 30, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC NYMEX Heating Oil December Futures	$ 300.000	12/31/2009	15	$132	$681

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$ 116.000	08/22/2008	155	$146	$91
Call - CBOT U.S. Treasury 30-Year Bond September Futures	117.000	08/22/2008	59	55	64
Call - CBOT U.S. Treasury 30-Year Bond September Futures	119.000	08/22/2008	39	47	21
Call - CBOT U.S. Treasury 30-Year Bond September Futures	120.000	08/22/2008	37	42	13
Call - OTC DJAIGTR January Futures	245.000	01/04/2011	1,500,000	60	256
Call - OTC DJAIGTR July Futures	190.000	07/18/2008	2,400,000	68	616
Call - OTC DJAIGTR October Futures	230.000	10/19/2010	1,000,000	43	196
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	79	60	25
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/22/2008	38	42	20
Put - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/22/2008	21	11	3
Put - OTC DJAIGTR January Futures	160.000	01/04/2011	1,500,000	81	60
Put - OTC DJAIGTR July Futures	150.000	07/18/2008	2,400,000	44	0
Put - OTC DJAIGTR October Futures	150.000	10/19/2010	1,000,000	82	20

				$781	$1,385

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$2,000	$53	$91
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	2,000	53	9
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	2
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	600	29	65
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	600	22	0
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	700	29	75
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	700	30	0
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	48
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	28
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	1,000	35	108
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	1,000	50	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	2,700	80	124
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	2,700	54	12
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	4
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	3,000	82	143
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	48
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	4,000	144	114

							$769	$873

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese yen	JPY 100.000	12/01/2008	$1,000	$17	$28

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	8,200,219	$28,000	$1,341
Sales	3,001,299	400	1,920
Closing Buys	(260)	(3,000)	(745)
Expirations	(1,400,771)	0	(787)
Exercised	(44)	0	(30)

Balance at 06/30/2008	9,800,443	$25,400	$1,699

(j)	Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse USA, Inc.	2.653%	02/17/2009	01/07/2008	$5,000	$8,627	1.46%
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	993	936	0.16%

				$5,993	$9,563	1.62%

(k)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
Fannie Mae	5.000%	07/01/2038	$800	$766	$767
Fannie Mae	5.500%	07/01/2038	37,000	36,493	36,474
Fannie Mae	6.000%	07/01/2023	1,000	1,017	1,025
Fannie Mae	6.000%	07/01/2038	9,000	9,042	9,080
Freddie Mac	5.000%	07/01/2038	9,700	9,240	9,296
Freddie Mac	5.500%	07/01/2038	32,600	32,199	32,116
Freddie Mac	6.000%	07/01/2038	2,300	2,318	2,323
Ginnie Mae	6.500%	07/01/2038	300	307	310
Treasury Inflation Protected Securities	2.375%	01/15/2017	107	115	116
U.S. Treasury Bonds	4.375%	02/15/2038	23,700	22,263	23,575
U.S. Treasury Bonds	4.750%	02/15/2037	1,900	1,905	2,008
U.S. Treasury Bonds	5.000%	05/15/2037	15,100	15,624	16,400
U.S. Treasury Notes	2.125%	04/30/2010	10,900	10,730	10,875
U.S. Treasury Notes	2.500%	03/31/2013	3,000	2,846	2,919
U.S. Treasury Notes	3.125%	04/30/2013	2,800	2,728	2,798
U.S. Treasury Notes	3.500%	02/15/2018	13,100	12,432	12,819
U.S. Treasury Notes	3.875%	05/15/2018	9,100	8,815	9,098
U.S. Treasury Notes	4.000%	02/15/2015	500	512	523
U.S. Treasury Notes	4.250%	08/15/2014	3,900	4,019	4,152

				$173,371	$176,674

(5)	Market value includes $1,016 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	14,565	07/2008	$1,415	$0	$1,415
Sell		14,565	07/2008	0	(414)	(414)
Buy		12,383	12/2008	297	0	297
Sell		5,435	12/2008	0	(261)	(261)
Sell	CHF	222	09/2008	0	(4)	(4)
Buy	CNY	1,182	03/2009	13	0	13
Sell		1,182	03/2009	0	(11)	(11)
Sell	EUR	1,125	07/2008	0	(18)	(18)
Sell	GBP	4,246	08/2008	0	(47)	(47)
Sell	JPY	650,384	07/2008	0	(102)	(102)
Buy	KRW	136,073	08/2008	0	(14)	(14)
Sell		136,073	08/2008	2	0	2
Buy	MXN	41,115	07/2008	315	0	315
Sell		41,116	07/2008	0	(194)	(194)
Buy		6,606	11/2008	5	0	5
Buy	MYR	1,284	11/2008	0	(7)	(7)
Buy		1,582	02/2009	0	(10)	(10)
Buy	PHP	25,084	08/2008	0	(60)	(60)
Buy	PLN	2,543	07/2008	263	0	263
Sell		2,524	07/2008	0	(36)	(36)
Buy		2,543	05/2009	35	0	35
Sell		19	07/2008	0	0	0

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Consolidated Schedule of Investments  CommodityRealReturn™ Strategy Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	RUB	4,474	07/2008	$14	$0	$14
Sell		4,474	07/2008	0	(3)	(3)
Buy		48,207	11/2008	92	0	92
Sell		14,416	11/2008	0	(37)	(37)
Buy		4,474	05/2009	4	0	4
Buy	SGD	1,943	11/2008	14	0	14

				$2,469	$(1,218)	$1,251

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$1,050,448	$618	$1,051,066
Other Financial Instruments ++	190	(176,242)	(4,815)	(180,867)

Total	$190	$874,206	$(4,197)	$870,199

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$2,931	$(754)	$(1)	$588	$(2,146)	$618
Other Financial Instruments ++	(1,218)	264	0	(3,859)	(2)	(4,815)

Total	$1,713	$(490)	$(1)	$(3,271)	$(2,148)	$(4,197)

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The CommodityRealReturn™ Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount.

Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(r) Commodities Index-Linked/Structured Notes  The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss.

(s) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(t) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(u) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN™ STRATEGY PORTFOLIO

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of June 30, 2008, net assets of the Portfolio were approximately $589 million, of which approximately $107 million, or approximately 18.2%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the

Semiannual Report	June 30, 2008	23

Notes to Financial Statements (Cont.)

Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2008, the amount was $207,995.

6.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 5.

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

8.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$4,259,060	$4,048,816	$125,820	$89,068

9.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	13,143	$204,043	9,711	$117,479
Advisor Class	3,088	48,350	2,213	26,846
Issued as reinvestment of distributions
Administrative Class	477	7,561	838	10,503
Advisor Class	73	1,156	72	925
Cost of shares redeemed
Administrative Class	(6,174)	(95,038)	(5,028)	(60,212)
Advisor Class	(554)	(8,393)	(287)	(3,380)
Net increase resulting from Portfolio share transactions	10,053	$157,679	7,519	$92,161

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	4	74	*
Advisor Class	5	94

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by

PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

11.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 24,902	$ (5,648)	$ 19,254

Semiannual Report	June 30, 2008	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

26	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	27

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

CommodityRealReturn™ Strategy Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the CommodityRealReturn™ Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodities future contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2	PIMCO Variable Insurance Trust

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO CommodityRealReturn™ Strategy Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Treasury Obligations	43.9%
Short-Term Instruments	21.1%
U.S. Government Agencies	18.2%
Corporate Bonds & Notes	9.7%
Commodity Index- Linked Notes	2.9%
Other	4.2%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (02/28/06)
PIMCO CommodityRealReturn™ Strategy Portfolio Advisor Class	31.76%	58.11%	23.83%
Dow Jones-AIG Commodity Total Return Index±	27.22%	41.56%	21.67%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the fees and expenses of the Acquired Funds, as supplemented to date, is 1.13% for Advisor Class shares.

± Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,317.60	$1,019.89
Expenses Paid During Periodà	$5.76	$5.02

à Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.00% reflects net annualized expenses after application of an expense waiver of 0.08%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn™ Strategy Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»

Commodities gained 27.22% as measured by the Portfolio’s benchmark index, the Dow Jones-AIG Commodity Total Return Index. The energy and grains sectors posted the strongest performance as all commodity sectors gained overall with the exception of the livestock sector.

»

The Portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefitted performance as U.S. TIPS outperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Total Return Index.

»	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield.

»	Modest allocations to Japanese inflation-linked bonds (“ILBs”) versus nominal bonds benefited performance as ILBs outperformed their nominal counterparts in Japan.

»	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

»	An underweight to total U.S. duration detracted from performance as both the ten-year U.S. Treasury nominal yield and the ten-year U.S. TIPS real yield declined.

»	A U.K. nominal yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

»	Holdings of U.S. mortgage-backed securities detracted from performance as mortgage spreads widened during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights CommodityRealReturn™ Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2008+		12/31/2007		02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$13.35		$11.30		$11.68
Net investment income (a)	0.24		0.46		0.34
Net realized/unrealized gain (loss) on investments	3.97		2.11		(0.16)
Total income from investment operations	4.21		2.57		0.18
Dividends from net investment income	(0.26)		(0.52)		(0.51)
Distributions from net realized capital gains	0.00		0.00		(0.05)
Total distributions	(0.26)		(0.52)		(0.56)
Net asset value end of year or period	$17.30		$13.35		$11.30
Total return	31.76%		23.15%		1.51%
Net assets end of year or period (000s)	$88,999		$33,854		$6,084
Ratio of expenses to average net assets	1.00	%*(d)	1.06	%(b)	1.03%*
Ratio of expenses to average net assets excluding interest expense	0.99	%*(e)	0.97	%(c)	1.03%*
Ratio of net investment income to average net assets	3.08	%*	3.76%		3.50%*
Portfolio turnover rate	521%		856%		993%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during year or period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.13%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.04%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.08%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.07%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Consolidated Statement of Assets and Liabilities  CommodityRealReturn™ Strategy Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$1,032,652
Repurchase agreements, at value	18,414
Cash	114
Deposits with counterparty	5,001
Foreign currency, at value	1,450
Receivable for investments sold	339,183
Receivable for investments sold on a delayed-delivery basis	105,905
Receivable for Portfolio shares sold	4,373
Interest and dividends receivable	3,501
Variation margin receivable	218
Swap premiums paid	1,095
Unrealized appreciation on foreign currency contracts	2,469
Unrealized appreciation on swap agreements	5,351
Other assets	16
1,519,742

Liabilities:
Payable for investments purchased	$194,658
Payable for investments purchased on a delayed-delivery basis	528,849
Payable for Portfolio shares redeemed	11,398
Payable for short sales	176,674
Written options outstanding	2,967
Accrued investment advisory fee	247
Accrued administrative fee	123
Accrued distribution fee	15
Accrued servicing fee	57
Recoupment payable to Manager	5
Swap premiums received	2,846
Unrealized depreciation on foreign currency contracts	1,218
Unrealized depreciation on swap agreements	9,034
Other liabilities	2,083
930,174

Net Assets	$589,568

Net Assets Consist of:
Paid in capital	$445,959
Undistributed net investment income	10,778
Accumulated undistributed net realized gain	121,428
Net unrealized appreciation	11,403
$589,568

Net Assets:
Administrative Class	$500,569
Advisor Class	88,999

Shares Issued and Outstanding:
Administrative Class	28,959
Advisor Class	5,143

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$17.29
Advisor Class	17.30

Cost of Investments Owned	$1,013,398
Cost of Repurchase Agreements Owned	$18,414
Cost of Foreign Currency Held	$1,447
Proceeds Received on Short Sales	$173,371
Premiums Received on Written Options	$1,699

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations  CommodityRealReturn™ Strategy Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$9,267
Dividends	4
Miscellaneous income	3
Total Income	9,274

Expenses:
Investment advisory fees	1,237
Administrative fees	616
Servicing fees – Administrative Class	290
Distribution and/or servicing fees – Advisor Class	72
Trustees’ fees	3
Interest expense	28
Total Expenses	2,246
Reimbursement by Manager	(208)
Net Expenses	2,038

Net Investment Income	7,236

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	40,405
Net realized gain on futures contracts, written options and swaps	81,673
Net realized (loss) on foreign currency transactions	(53)
Net change in unrealized (depreciation) on investments	(4,445)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(5,636)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	447
Net Gain	112,391

Net Increase in Net Assets Resulting from Operations	$119,627

*Foreign tax withholdings	$11

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Consolidated Statements of Changes in Net Assets  CommodityRealReturn™ Strategy Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$7,236	$9,223
Net realized gain	122,025	17,783
Net change in unrealized appreciation (depreciation)	(9,634)	26,346
Net increase resulting from operations	119,627	53,352

Distributions to Shareholders:
From net investment income
Administrative Class	(7,561)	(10,503)
Advisor Class	(1,156)	(925)

Total Distributions	(8,717)	(11,428)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	204,043	117,479
Advisor Class	48,350	26,846
Issued as reinvestment of distributions
Administrative Class	7,561	10,503
Advisor Class	1,156	925
Cost of shares redeemed
Administrative Class	(95,038)	(60,212)
Advisor Class	(8,393)	(3,380)
Net increase resulting from Portfolio share transactions	157,679	92,161

Total Increase in Net Assets	268,589	134,085

Net Assets:
Beginning of period	320,979	186,894
End of period*	$589,568	$320,979

*Including undistributed net investment income of:	$10,778	$12,259

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn™ Strategy Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

Daimler Finance North America LLC
6.780% due 08/03/2012	$1,191	$987

Total Bank Loan Obligations (Cost $1,139)		987

CORPORATE BONDS & NOTES 17.3%

BANKING & FINANCE 13.5%

ACE INA Holdings, Inc.
5.800% due 03/15/2018	1,000	964

Allstate Life Global Funding II
3.328% due 05/21/2010	3,600	3,579

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,400	1,396

American Express Bank FSB
5.500% due 04/16/2013	500	489
6.000% due 09/13/2017	600	581

American Express Centurion Bank
2.557% due 07/13/2010	1,000	982
6.000% due 09/13/2017	500	484

American Express Co.
7.000% due 03/19/2018	800	812
8.150% due 03/19/2038	230	257

American Express Credit Corp.
2.531% due 03/02/2009	800	796

American International Group, Inc.
8.175% due 05/15/2058	800	756

Atlantic & Western Re Ltd.
9.041% due 01/09/2009	300	299

Bank of America Corp.
2.869% due 02/17/2009	900	898
5.650% due 05/01/2018	2,400	2,248
8.125% due 12/29/2049	3,700	3,502

Barclays Bank PLC
5.450% due 09/12/2012	1,400	1,418
7.434% due 09/29/2049	200	188

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	1,500	1,487
6.950% due 08/10/2012	600	625
7.250% due 02/01/2018	1,000	1,047

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	2,000	2,006

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	92

Caterpillar Financial Services Corp.
3.559% due 06/24/2011	5,500	5,497

CIT Group, Inc.
3.049% due 01/30/2009	900	871

Citigroup Funding, Inc.
2.481% due 04/23/2009	1,000	987
3.820% due 05/07/2010	4,600	4,566

Citigroup, Inc.
2.831% due 12/28/2009	800	781
8.400% due 04/29/2049	1,600	1,523

Credit Agricole S.A.
2.646% due 05/28/2009	1,100	1,095

Credit Suisse USA, Inc.
2.775% due 11/20/2009	300	297

General Electric Capital Corp.
2.826% due 12/12/2008	100	100
5.875% due 01/14/2038	1,000	910

Genworth Financial, Inc.
6.515% due 05/22/2018	1,000	939

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Goldman Sachs Group, Inc.
2.841% due 12/23/2008	$900	$897
2.891% due 12/22/2008	1,000	976
3.101% due 06/28/2010	1,000	973
6.750% due 10/01/2037	1,600	1,470

HBOS PLC
6.750% due 05/21/2018	1,000	959

HCP, Inc.
6.700% due 01/30/2018	1,000	902

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018	700	680
7.000% due 09/27/2027	100	93

Liberty Mutual Group, Inc.
5.750% due 03/15/2014	1,000	967

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	1,000	994

Merna Reinsurance Ltd.
3.451% due 07/07/2010 (j)	1,000	936

Merrill Lynch & Co., Inc.
4.966% due 05/12/2010	6,800	6,696
6.400% due 08/28/2017	500	465
6.875% due 04/25/2018	1,000	955

Metropolitan Life Global Funding I
3.085% due 04/13/2009	1,900	1,899

Morgan Stanley
2.844% due 02/09/2009	900	892
4.778% due 05/14/2010	4,600	4,585
6.000% due 04/28/2015	600	575
6.625% due 04/01/2018	1,000	950

National Australia Bank Ltd.
5.350% due 06/12/2013	1,000	1,000

New York Life Global Funding
4.650% due 05/09/2013	1,000	993

Pacific Life Global Funding
5.150% due 04/15/2013	300	297

ProLogis
6.625% due 05/15/2018	500	494

Rabobank Nederland NV
2.733% due 01/15/2009	100	100

Residential Reinsurance 2007 Ltd.
9.932% due 06/07/2010	500	502

Rockies Express Pipeline LLC
5.100% due 08/20/2009	1,200	1,201

Royal Bank of Scotland Group PLC
2.828% due 08/21/2009	1,400	1,394

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	700	678

Simon Property Group LP
5.750% due 12/01/2015	300	292

Travelers Cos., Inc.
5.800% due 05/15/2018	1,000	976

Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008	200	200

Wachovia Bank N.A.
2.752% due 12/02/2010	400	380
3.619% due 05/14/2010	1,000	995

Wells Fargo & Co.
4.375% due 01/31/2013	400	388

Wells Fargo Capital XIII
7.700% due 12/29/2049	500	498

		79,724

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 3.1%

Amgen, Inc.
6.150% due 06/01/2018	$400	$403

AutoZone, Inc.
5.875% due 10/15/2012	1,600	1,598

Baxter International, Inc.
5.375% due 06/01/2018	1,000	991

Cardinal Health, Inc.
6.000% due 06/15/2017	1,500	1,491

Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,520

Falconbridge Ltd.
5.375% due 06/01/2015	2,000	1,881
7.350% due 06/05/2012	400	416

Gaz Capital S.A.
8.146% due 04/11/2018	200	208

Kraft Foods, Inc.
6.000% due 02/11/2013	250	253

Mandalay Resort Group
6.500% due 07/31/2009	1,000	992

Masco Corp.
6.125% due 10/03/2016	1,000	909

Nordstrom, Inc.
6.250% due 01/15/2018	900	879

Rexam PLC
6.750% due 06/01/2013	400	400

RPM International, Inc.
6.500% due 02/15/2018	1,000	1,004

Spectra Energy Capital LLC
5.668% due 08/15/2014	1,000	979

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	946

UST, Inc.
6.625% due 07/15/2012	900	943

Waste Management, Inc.
6.100% due 03/15/2018	700	701

Weyerhaeuser Co.
3.802% due 09/24/2009	600	593

		18,107

UTILITIES 0.7%

American Electric Power Co., Inc.
5.250% due 06/01/2015	300	290

AT&T, Inc.
2.884% due 02/05/2010	900	896

Constellation Energy Group, Inc.
4.550% due 06/15/2015	100	89
7.000% due 04/01/2012	1,400	1,453

NGPL Pipe Co. LLC
6.514% due 12/15/2012	300	305

Public Service Electric & Gas Co.
5.300% due 05/01/2018	400	396

Telecom Italia Capital S.A.
6.999% due 06/04/2018	500	506

		3,935

Total Corporate Bonds & Notes (Cost $103,421)		101,766

MUNICIPAL BONDS & NOTES 0.3%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	400	393

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Consolidated Schedule of Investments  CommodityRealReturn™ Strategy Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	$200	$167

Pierce County, Washington School District No. 10 General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 12/01/2023	100	104

University of New Mexico Revenue Bonds, (FSA Insured), Series 2007
5.000% due 06/01/2036	1,300	1,307

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	89

Total Municipal Bonds & Notes (Cost $2,145)		2,060

COMMODITY INDEX-LINKED NOTES 5.1%

Calyon Financial, Inc. (DJAIGTR)
2.509% due 08/18/2008	3,000	6,275

Commonwealth Bank of Australia (DJAIGTR)
4.981% due 09/30/2008	3,000	7,015

Credit Suisse USA, Inc. (DJAIGTR)
2.653% due 02/17/2009 (j)	5,000	8,628

Landesbank Baden-Wurttemberg (DJAIGTR)
2.982% due 11/25/2008	3,500	6,607

Swiss Re Treasury U.S. Corp. (DJAIGCI)
2.850% due 01/07/2009	1,000	1,903

Total Commodity Index-Linked Notes (Cost $15,500)		30,428

U.S. GOVERNMENT AGENCIES 32.4%

Fannie Mae
2.832% due 05/25/2042	21	21
4.205% due 11/01/2034	187	191
4.666% due 05/25/2035	290	296
4.994% due 03/01/2044 - 10/01/2044	416	415
5.000% due 01/01/2037 - 02/01/2037	912	875
5.221% due 07/01/2035	319	317
5.350% due 11/01/2035	562	562
5.384% due 01/01/2036	448	451
5.500% due 09/01/2035 - 05/01/2038	117,753	116,239
5.950% due 02/25/2044	100	102
6.000% due 07/01/2022 - 05/01/2038	17,258	17,448

Freddie Mac
2.621% due 07/15/2019 - 10/15/2020	3,747	3,673
2.701% due 02/15/2019	3,370	3,304
2.742% due 08/25/2031	4	4
4.000% due 03/15/2023 - 10/15/2023	63	63
4.500% due 05/15/2017	54	54
4.540% due 01/01/2034	34	34
4.994% due 02/25/2045	211	196
5.000% due 02/15/2020 - 06/01/2038	10,284	9,903
5.500% due 05/15/2016 - 02/01/2038	31,880	31,469
6.000% due 11/01/2028	77	78
6.692% due 10/01/2036	1,829	1,848
6.709% due 09/01/2036	1,733	1,773
6.732% due 07/01/2036	1,530	1,565

Ginnie Mae
6.500% due 02/15/2031	131	136

Total U.S. Government Agencies (Cost $192,599)		191,017

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 78.3%

Treasury Inflation Protected Securities (b)
0.625% due 04/15/2013	$30,673	$30,587
0.875% due 04/15/2010	22,701	23,105
1.625% due 01/15/2015	566	585
1.625% due 01/15/2018	31,574	32,107
1.875% due 07/15/2013	11,910	12,596
1.875% due 07/15/2015	7,890	8,268
2.000% due 04/15/2012	51,545	54,404
2.000% due 01/15/2014	11,251	11,953
2.000% due 07/15/2014	10,206	10,847
2.000% due 01/15/2016	61,318	64,632
2.375% due 04/15/2011	62,713	66,481
2.375% due 01/15/2017	15,435	16,720
2.500% due 07/15/2016	8,670	9,480
2.625% due 07/15/2017	8,865	9,795
3.000% due 07/15/2012	42,260	46,430
3.375% due 01/15/2012	4,016	4,437
3.500% due 01/15/2011	3,849	4,192
3.625% due 04/15/2028	14,167	17,655
3.875% due 01/15/2009	1,713	1,769
3.875% due 04/15/2029	17,258	22,393
4.250% due 01/15/2010	12,331	13,230

Total U.S. Treasury Obligations (Cost $454,380)		461,666

MORTGAGE-BACKED SECURITIES 1.8%

Banc of America Large Loan, Inc.
2.981% due 08/15/2029	1,273	1,196

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	722	691
4.550% due 08/25/2035	382	366
4.863% due 01/25/2035	1,504	1,457

Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	596	529

Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	958	950
5.674% due 01/26/2036	874	727

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	220	208
4.700% due 12/25/2035	379	368
4.748% due 08/25/2035	186	177

Countrywide Alternative Loan Trust
6.000% due 02/25/2037	784	678

Countrywide Home Loan Mortgage Pass-Through Trust
3.778% due 11/19/2033	29	27

First Horizon Alternative Mortgage Securities
4.733% due 06/25/2034	43	37

Greenpoint Mortgage Funding Trust
2.562% due 01/25/2047	737	700
2.752% due 11/25/2045	27	22

Harborview Mortgage Loan Trust
2.722% due 03/19/2037	127	90

Lehman XS Trust
2.562% due 07/25/2046	35	34

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	100	96

MLCC Mortgage Investors, Inc.
4.430% due 10/25/2035	922	874

Residential Accredit Loans, Inc.
4.888% due 09/25/2045	384	315

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	65	61
4.928% due 01/25/2035	34	32

Structured Asset Mortgage Investments, Inc.
2.812% due 10/19/2034	45	37

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020		$978	$905

Total Mortgage-Backed Securities (Cost $11,186)			10,577

ASSET-BACKED SECURITIES 3.3%

American Express Credit Account Master Trust
3.421% due 08/15/2012		3,400	3,423

BA Credit Card Trust
3.671% due 12/16/2013		4,300	4,367

Carrington Mortgage Loan Trust
2.802% due 10/25/2035		332	308

Citigroup Mortgage Loan Trust, Inc.
2.542% due 01/25/2037		284	282

First Franklin Mortgage Loan Asset-Backed Certificates
2.522% due 01/25/2038		534	516

Ford Credit Auto Owner Trust
3.371% due 01/15/2011		4,500	4,514

GSAMP Trust
2.552% due 12/25/2036		510	495

Lehman XS Trust
2.562% due 04/25/2046		38	38

Morgan Stanley ABS Capital I
2.532% due 11/25/2036		802	771

Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		432	371

Nelnet Student Loan Trust
3.010% due 07/25/2016		9	9

Nomura Asset Acceptance Corp.
2.622% due 01/25/2036		10	9

Option One Mortgage Loan Trust
2.532% due 01/25/2037		361	352

SLM Student Loan Trust
2.910% due 07/25/2013		566	566
2.960% due 04/25/2019		2,200	2,137

Specialty Underwriting & Residential Finance
2.542% due 01/25/2038		684	670

Washington Mutual Asset-Backed Certificates
2.532% due 01/25/2037		502	474

Total Asset-Backed Securities (Cost $19,299)			19,302

FOREIGN CURRENCY-DENOMINATED ISSUES 1.8%

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,000	1,850

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	242,160	2,261
1.100% due 12/10/2016		120,480	1,139
1.200% due 06/10/2017		404,800	3,835

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	136

Svenska Handelsbanken AB
5.138% due 03/16/2015		100	155

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,081

Total Foreign Currency-Denominated Issues (Cost $9,814)			10,457

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%

Wachovia Corp.
7.500% due 12/31/2049		300	266

Total Convertible Preferred Stocks (Cost $300)			266

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 37.6%

CERTIFICATES OF DEPOSIT 1.0%

Abbey National Treasury Services PLC
2.653% due 07/02/2008	$1,300	$1,300

Calyon Financial, Inc.
2.689% due 01/16/2009	800	798

Nordea Bank Finland PLC
3.082% due 12/01/2008	1,100	1,100
5.308% due 04/09/2009	600	600

Skandinaviska Enskilda Banken AB
2.675% due 02/13/2009	900	899

Unicredito Italiano NY
3.071% due 05/18/2009	1,000	999

		5,696

COMMERCIAL PAPER 31.5%

ABN AMRO N.A. Finance
2.485% due 07/07/2008	2,400	2,399

ANZ National International Ltd.
2.550% due 07/21/2008	2,600	2,596

Banco Santander Central Hispano S.A.
2.780% due 09/15/2008	3,400	3,380

Bank of America Corp.
2.700% due 09/19/2008	3,500	3,478

Barclays U.S. Funding Corp.
2.680% due 08/01/2008	1,500	1,497

BNP Paribas Finance, Inc.
2.590% due 07/07/2008	2,400	2,399

Caisse d’Amortissement de la Dette Sociale
2.560% due 07/02/2008	2,600	2,600

Calyon Financial, Inc.
2.490% due 07/08/2008	2,400	2,399

CBA (de) Finance
2.750% due 09/15/2008	3,400	3,380

Citibank N.A.
3.570% due 10/23/2008	8,700	8,619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Danske Corp.
2.720% due 08/01/2008	$1,500	$1,496
2.750% due 09/22/2008	17,000	16,888

DnB NOR Bank ASA
2.600% due 07/10/2008	2,400	2,398

Federal Home Loan Bank
2.000% due 07/01/2008	10,500	10,500

General Electric Capital Corp.
2.450% due 08/01/2008	9,300	9,280

ING Funding LLC
2.500% due 08/01/2008	2,200	2,195

Intesa Funding LLC
2.750% due 09/09/2008	19,700	19,593

Lloyds TSB Bank PLC
2.475% due 08/04/2008	2,400	2,394

Nordea N.A., Inc.
2.350% due 07/07/2008	2,700	2,699

Rabobank USA Financial Corp.
2.350% due 07/07/2008	1,700	1,699
2.450% due 07/18/2008	15,100	15,083
2.650% due 09/29/2008	900	894

San Paolo U.S. Financial Co.
2.770% due 09/17/2008	3,900	3,876

Societe General N.A.
2.900% due 09/18/2008	22,400	22,261

Svenska Handelsbanken AB
2.590% due 07/07/2008	1,700	1,699

UBS Finance Delaware LLC
2.570% due 07/14/2008	18,600	18,583
2.625% due 09/02/2008	1,500	1,493
2.635% due 09/03/2008	2,300	2,289
2.645% due 09/03/2008	300	299
2.650% due 09/10/2008	200	199

Unicredito Italiano SpA
2.400% due 07/01/2008	11,100	11,100
3.030% due 08/06/2008	1,500	1,495

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Westpac Banking Corp.
2.710% due 08/06/2008	$1,600	$1,596

Westpac Trust Securities NZ Ltd.
2.350% due 07/07/2008	2,700	2,699

		185,455

REPURCHASE AGREEMENTS 3.1%

Deutsche Bank AG
1.500% due 07/01/2008	17,100	17,100
(Dated 06/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $17,479. Repurchase proceeds are $17,101.)

State Street Bank and Trust Co.
1.650% due 07/01/2008	1,314	1,314
(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $528 and Freddie Mac 5.000% due 01/16/2009 valued at $822. Repurchase proceeds are $1,314.)

		18,414

U.S. TREASURY BILLS 2.0%
1.821% due 09/11/2008 - 09/25/2008 (a)(c)(d)	12,150	12,076

Total Short-Term Instruments (Cost $221,659)		221,641

PURCHASED OPTIONS (h) 0.2%
(Cost $370)		899

Total Investments 178.3% (Cost $1,031,812)		$1,051,066

Written Options (i) (0.5%) (Premiums $1,699)		(2,967)

Other Assets and Liabilities (Net) (77.8%)		(458,531)

Net Assets 100.0%		$589,568

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $2,733 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(d)	Securities with an aggregate market value of $3,878 have been pledged as collateral for delayed-delivery securities on June 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $5,952 at a weighted average interest rate of 5.141%. On June 30, 2008, there were no securities pledged as collateral for reverse repurchase agreements.
(f)	Cash of $5,001 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	30	$(107)
90-Day Euribor June Futures	Long	06/2009	50	(210)
90-Day Euribor June Futures	Long	06/2009	18	(98)
90-Day Euribor September Futures	Short	09/2008	5	18
90-Day Euribor September Futures	Long	09/2009	30	(121)
90-Day Eurodollar December Futures	Long	12/2009	155	(130)
90-Day Eurodollar December Futures	Long	12/2009	3	(9)
90-Day Eurodollar June Futures	Long	06/2009	255	82
90-Day Eurodollar March Futures	Long	03/2010	153	(145)
90-Day Eurodollar September Futures	Long	09/2009	220	45
Euro-Bobl September Futures	Short	09/2008	20	51
Euro-Bund 10-Year Bond September Futures	Short	09/2008	114	223
Euro-Bund 10-Year Bond September Futures Call Options Strike @ EUR 127.000	Long	09/2008	109	0

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Consolidated Schedule of Investments  CommodityRealReturn™ Strategy Portfolio  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Schatz September Futures	Short	09/2008	68	$60
Japan Government 10-Year Bond September Futures	Short	09/2008	1	(18)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	856	688
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	3	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	23	(54)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	16	(39)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	43	(64)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	10	28

				$190

(g)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.800% due 03/15/2018	Buy	(0.500%	)	03/20/2018	BOA	$1,000	$24
American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.470%	)	06/20/2015	MSC	300	3
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.620%	)	12/20/2012	BOA	1,600	17
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.529%	)	12/20/2012	GSC	300	4
Baxter International, Inc. 5.375% due 06/01/2018	Buy	(0.340%	)	06/20/2018	GSC	1,000	(2)
Baxter International, Inc. 5.375% due 06/01/2018	Buy	(0.310%	)	06/20/2018	BOA	800	1
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	100	(1)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	200	(3)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	200	(6)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.810%	)	12/20/2017	BNP	1,000	17
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.760%	)	12/20/2017	CSFB	500	10
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(0.870%	)	03/20/2018	DUB	1,100	14
Cardinal Health, Inc. 6.000% due 06/15/2017	Buy	(0.590%	)	06/20/2017	DUB	1,500	14
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	100	(3)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	300	(10)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	CSFB	100	(2)
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.248%	)	03/20/2018	MSC	2,500	(93)
Constellation Energy Group, Inc. 4.550% due 06/15/2015	Buy	(0.960%	)	06/20/2015	JPM	100	3
Constellation Energy Group, Inc. 7.000% due 04/01/2012	Buy	(0.665%	)	06/20/2012	JPM	1,500	30
Falconbridge Ltd. 5.375% due 06/01/2015	Buy	(1.100%	)	06/20/2015	BOA	2,000	64
Falconbridge Ltd. 7.350% due 06/05/2012	Buy	(0.910%	)	06/20/2012	BOA	400	7
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	1,000	(5)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	GSC	600	(10)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	200	(47)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	100	(24)
Genworth Financial, Inc. 6.515% due 05/22/2018	Buy	(0.980%	)	06/20/2018	DUB	600	59
Genworth Financial, Inc. 6.515% due 05/22/2018	Buy	(0.960%	)	06/20/2018	BCLY	400	40
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	100	2
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	BCLY	200	(5)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	LEH	400	(11)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	100	(23)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	CITI	200	55
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	100	(31)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	200	(63)
GMAC LLC 6.875% due 08/28/2012	Sell	6.310%		09/20/2012	GSC	700	(173)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	100	(23)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.750%		09/20/2012	MSC	200	(4)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.800%		09/20/2012	MSC	100	(2)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	CITI	100	4
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	100	4
HCP, Inc. 6.700% due 01/30/2018	Buy	(2.910%	)	03/20/2018	GSC	1,000	(49)
Kroger Co. 5.500% due 02/01/2013	Buy	(0.360%	)	12/20/2012	BNP	400	5
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	100	(8)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	200	(15)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	100	(6)
Liberty Mutual Group, Inc. 5.750% due 03/15/2014	Buy	(1.390%	)	03/20/2014	BOA	1,000	17
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(0.600%	)	09/20/2015	DUB	1,000	13
Masco Corp. 6.125% due 10/03/2016	Buy	(1.910%	)	12/20/2016	CITI	1,000	32
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.950%	)	12/20/2012	BOA	200	12
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	Buy	(1.380%	)	06/20/2018	CITI	1,000	48
Nordstrom, Inc. 6.250% due 01/15/2018	Buy	(0.990%	)	03/20/2018	BOA	900	12
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.610%	)	12/20/2012	MSC	400	7
Prologis 6.625% due 05/15/2018	Buy	(1.320%	)	06/20/2018	MSC	500	25
Rexam PLC 6.750% due 06/01/2013	Buy	(1.450%	)	06/20/2013	BCLY	400	1
RPM International, Inc. 6.500% due 02/15/2018	Buy	(1.500%	)	03/20/2018	GSC	1,000	(21)
Simon Property Group LP 5.750% due 12/01/2015	Buy	(1.010%	)	12/20/2015	RBS	300	4
Spectra Energy Capital LLC 5.668% due 08/15/2014	Buy	(0.830%	)	09/20/2014	BOA	1,000	3

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Staples, Inc. 7.375% due 10/01/2012	Buy	(0.700%	)	12/20/2012	MSC	$300	$5
Starwood Hotels & Resorts Worldwide, Inc. 6.750% due 05/15/2018	Buy	(1.490%	)	06/20/2018	BOA	1,000	73
Telecom Italia Capital S.A. 6.999% due 06/04/2018	Buy	(1.550%	)	06/20/2018	GSC	500	6
Travelers Cos., Inc. 5.800% due 05/15/2018	Buy	(0.590%	)	06/20/2018	GSC	1,000	15
UST, Inc. 6.625% due 07/15/2012	Buy	(0.340%	)	09/20/2012	BOA	900	2
VF Corp. 8.500% due 10/01/2010	Buy	(0.449%	)	12/20/2012	LEH	400	3
Waste Management, Inc. 6.100% due 03/15/2018	Buy	(0.790%	)	03/20/2018	JPM	700	1

							$16

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$2,120	$159
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	792	36
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	594	36
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	693	44
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	DUB	594	26
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MSC	515	23
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	UBS	792	39
Dow Jones CDX N.A. HY9 Index	Buy	(3.750%	)	12/20/2012	BEAR	495	35
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	900	(64)
Dow Jones CDX N.A. HY9 Index	Sell	6.350%		12/20/2012	DUB	800	39
Dow Jones CDX N.A. HY9 Index	Sell	6.450%		12/20/2012	JPM	700	35
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	300	16
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	9,000	32
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	8,200	31
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MLP	1,400	(3)
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BCLY	600	18
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	900	34
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	900	10
Dow Jones CDX N.A. IG9 Index	Sell	0.760%		12/20/2012	DUB	100	1
Dow Jones CDX N.A. IG9 Index	Sell	0.990%		12/20/2012	DUB	1,800	3
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	5,300	164
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	1,000	35
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	1,000	35
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	400	14
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	900	31
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	2,700	58

							$887

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	67,800	$(213)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$600	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		11,700	(28)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		1,200	(3)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		3,500	17
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		108,100	757
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		68,700	494
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		2,200	17
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		300	6
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		3,900	(46)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		50	0
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		1,800	(163)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		3,000	(33)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		2,000	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		7,000	3
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		900	5
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		1,800	(191)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		3,300	(34)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Consolidated Schedule of Investments  CommodityRealReturn™ Strategy Portfolio  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		$1,800	$(34)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		7,100	(63)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		1,000	(6)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY	EUR	500	(10)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.040%	02/21/2011	BNP		1,700	(57)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.028%	10/15/2011	JPM		600	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.095%	10/15/2011	UBS		1,100	(37)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.973%	12/15/2011	JPM		1,200	(64)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		5,400	(276)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		900	(45)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		700	(43)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.070%	09/14/2012	BCLY		700	(37)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS		400	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		300	(3)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	3,200	(30)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		3,200	(30)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		800	(11)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		2,500	(33)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,600	(21)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		8,500	(149)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		400	18
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		400	18
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		4,400	87
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	4,100	(84)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		4,100	(84)
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		200	24
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		1,800	2
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	11,300	(234)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		2,500	(57)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		1,600	(36)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		2,000	(44)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		1,400	(141)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		200	11
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		500	32
Receive	6-Month GBP-LIBOR	5.000%	03/20/2018	BCLY		1,000	27
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,200	28
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		600	13
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		300	47
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	600,000	6
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		50,000	(5)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		200,000	(22)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		220,000	(25)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC	MXN	21,500	(192)
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		2,100	(17)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	1,000	(17)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		4,100	(218)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		4,700	(288)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		5,400	(237)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		2,100	(64)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		10,400	(269)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		2,500	(68)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	400	(5)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY	GBP	1,000	(100)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		1,600	(172)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		1,100	(131)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		200	(33)

							$(2,635)

Total Return Swaps on Commodities
Pay/Receive Commodity Exchange	Reference Price	(Pay)/Receive Fixed Price Per Unit	Expiration Date	Counterparty	# of Units	Unrealized Appreciation/ (Depreciation)
Pay	NYMEX Natural Gas November Futures	$(8.390)	10/28/2009	JPM	170	$(618)
Pay	NYMEX Natural Gas November Futures	(8.550)	10/28/2009	JPM	240	(835)
Receive	NYMEX Natural Gas December Futures	8.718	11/24/2009	JPM	170	621
Receive	NYMEX Natural Gas December Futures	8.855	11/24/2009	JPM	240	844
Receive	NYMEX Gasoline January Futures	252.000	12/31/2008	MSC	630	511
Pay	NYMEX WTI Crude January Futures	(103.740)	12/31/2008	MSC	15	(556)
Pay	NYMEX WTI Crude January Futures	(124.660)	12/31/2008	MSC	8	(138)
Receive	NYMEX WTI Crude January Futures	298.000	12/31/2008	MSC	353	126

						$(45)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate (3)	Expiration Date	Counterparty	# of Shares/Units	Unrealized (Depreciation)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	12/29/2008	AIG	237,077	$(451)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	09/26/2008	BCLY	18,017	(31)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	12/29/2008	LEH	141,075	(60)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	MLP	19,026	(33)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	MSC	724,972	(1,285)
Receive	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/29/2008	UBS	38,589	(67)

						$(1,927)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Variance Swaps
Counterparty	Underlying Asset	Pay/Receive Variance (4)	Strike Price	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
GSC	NYMEX WTI Crude August Futures	Pay	$0.232	07/17/2008	$300	$23
GSC	NYMEX WTI Crude December Futures	Receive	0.101	11/16/2010	510	(6)
GSC	NYMEX Natural Gas December Futures	Pay	0.069	11/23/2010	600	4

						$21

(4)

At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

(h)	Purchased options outstanding on June 30, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - OTC NYMEX WTI Crude December Futures	$102.000	12/31/2009	15	$132	$619

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$135.000	08/22/2008	204	$4	$3
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.000	08/22/2008	421	14	7
Call - CBOT U.S. Treasury 30-Year Bond September Futures	142.000	08/22/2008	647	12	11
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	726	13	11

				$43	$32

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$300	$3	$1
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	300	3	1
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	3
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	100	1	1

							$13	$6

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR	1,200	$64	$197
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010		1,200	63	44
Call - OTC U.S. dollar versus Japanese yen	JPY 111.000	12/01/2008		$1,000	18	1

					$145	$242

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Consolidated Schedule of Investments  CommodityRealReturn™ Strategy Portfolio  (Cont.)

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 1.625% due 01/15/2018	$83.500	07/29/2008	$26,000	$6	$0
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	74.000	07/24/2008	12,000	3	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	95.000	07/01/2008	11,000	3	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	96.000	07/25/2008	36,000	8	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	101.500	07/01/2008	10,000	2	0
Put - OTC U.S. Treasury Notes 4.500% due 02/28/2011	98.500	07/25/2008	61,800	15	0

				$37	$0

(i)	Written options outstanding on June 30, 2008:

Options on Commodity Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - OTC NYMEX Heating Oil December Futures	$ 300.000	12/31/2009	15	$132	$681

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$ 116.000	08/22/2008	155	$146	$91
Call - CBOT U.S. Treasury 30-Year Bond September Futures	117.000	08/22/2008	59	55	64
Call - CBOT U.S. Treasury 30-Year Bond September Futures	119.000	08/22/2008	39	47	21
Call - CBOT U.S. Treasury 30-Year Bond September Futures	120.000	08/22/2008	37	42	13
Call - OTC DJAIGTR January Futures	245.000	01/04/2011	1,500,000	60	256
Call - OTC DJAIGTR July Futures	190.000	07/18/2008	2,400,000	68	616
Call - OTC DJAIGTR October Futures	230.000	10/19/2010	1,000,000	43	196
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	79	60	25
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/22/2008	38	42	20
Put - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/22/2008	21	11	3
Put - OTC DJAIGTR January Futures	160.000	01/04/2011	1,500,000	81	60
Put - OTC DJAIGTR July Futures	150.000	07/18/2008	2,400,000	44	0
Put - OTC DJAIGTR October Futures	150.000	10/19/2010	1,000,000	82	20

				$781	$1,385

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$2,000	$53	$91
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	2,000	53	9
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	2
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	600	29	65
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	600	22	0
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	700	29	75
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	700	30	0
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	48
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	28
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	1,000	35	108
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	1,000	50	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	2,700	80	124
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	2,700	54	12
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	4
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	3,000	82	143
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	1,000	32	48
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	4,000	144	114

							$769	$873

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese yen	JPY 100.000	12/01/2008	$1,000	$17	$28

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	8,200,219	$28,000	$1,341
Sales	3,001,299	400	1,920
Closing Buys	(260)	(3,000)	(745)
Expirations	(1,400,771)	0	(787)
Exercised	(44)	0	(30)

Balance at 06/30/2008	9,800,443	$25,400	$1,699

(j)	Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse USA, Inc.	2.653%	02/17/2009	01/07/2008	$5,000	$8,627	1.46%
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	993	936	0.16%

				$5,993	$9,563	1.62%

(k)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (5)
Fannie Mae	5.000%	07/01/2038	$800	$766	$767
Fannie Mae	5.500%	07/01/2038	37,000	36,493	36,474
Fannie Mae	6.000%	07/01/2023	1,000	1,017	1,025
Fannie Mae	6.000%	07/01/2038	9,000	9,042	9,080
Freddie Mac	5.000%	07/01/2038	9,700	9,240	9,296
Freddie Mac	5.500%	07/01/2038	32,600	32,199	32,116
Freddie Mac	6.000%	07/01/2038	2,300	2,318	2,323
Ginnie Mae	6.500%	07/01/2038	300	307	310
Treasury Inflation Protected Securities	2.375%	01/15/2017	107	115	116
U.S. Treasury Bonds	4.375%	02/15/2038	23,700	22,263	23,575
U.S. Treasury Bonds	4.750%	02/15/2037	1,900	1,905	2,008
U.S. Treasury Bonds	5.000%	05/15/2037	15,100	15,624	16,400
U.S. Treasury Notes	2.125%	04/30/2010	10,900	10,730	10,875
U.S. Treasury Notes	2.500%	03/31/2013	3,000	2,846	2,919
U.S. Treasury Notes	3.125%	04/30/2013	2,800	2,728	2,798
U.S. Treasury Notes	3.500%	02/15/2018	13,100	12,432	12,819
U.S. Treasury Notes	3.875%	05/15/2018	9,100	8,815	9,098
U.S. Treasury Notes	4.000%	02/15/2015	500	512	523
U.S. Treasury Notes	4.250%	08/15/2014	3,900	4,019	4,152

				$173,371	$176,674

(5)	Market value includes $1,016 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	14,565	07/2008	$1,415	$0	$1,415
Sell		14,565	07/2008	0	(414)	(414)
Buy		12,383	12/2008	297	0	297
Sell		5,435	12/2008	0	(261)	(261)
Sell	CHF	222	09/2008	0	(4)	(4)
Buy	CNY	1,182	03/2009	13	0	13
Sell		1,182	03/2009	0	(11)	(11)
Sell	EUR	1,125	07/2008	0	(18)	(18)
Sell	GBP	4,246	08/2008	0	(47)	(47)
Sell	JPY	650,384	07/2008	0	(102)	(102)
Buy	KRW	136,073	08/2008	0	(14)	(14)
Sell		136,073	08/2008	2	0	2
Buy	MXN	41,115	07/2008	315	0	315
Sell		41,116	07/2008	0	(194)	(194)
Buy		6,606	11/2008	5	0	5
Buy	MYR	1,284	11/2008	0	(7)	(7)
Buy		1,582	02/2009	0	(10)	(10)
Buy	PHP	25,084	08/2008	0	(60)	(60)
Buy	PLN	2,543	07/2008	263	0	263
Sell		2,524	07/2008	0	(36)	(36)
Buy		2,543	05/2009	35	0	35
Sell		19	07/2008	0	0	0

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Consolidated Schedule of Investments  CommodityRealReturn™ Strategy Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	RUB	4,474	07/2008	$14	$0	$14
Sell		4,474	07/2008	0	(3)	(3)
Buy		48,207	11/2008	92	0	92
Sell		14,416	11/2008	0	(37)	(37)
Buy		4,474	05/2009	4	0	4
Buy	SGD	1,943	11/2008	14	0	14

				$2,469	$(1,218)	$1,251

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$1,050,448	$618	$1,051,066
Other Financial Instruments ++	190	(176,242)	(4,815)	(180,867)

Total	$190	$874,206	$(4,197)	$870,199

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$2,931	$(754)	$(1)	$588	$(2,146)	$618
Other Financial Instruments ++	(1,218)	264	0	(3,859)	(2)	(4,815)

Total	$1,713	$(490)	$(1)	$(3,271)	$(2,148)	$(4,197)

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The CommodityRealReturn™ Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of

1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount.

Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(r) Commodities Index-Linked/Structured Notes  The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss.

(s) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(t) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(u) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN™ STRATEGY PORTFOLIO

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of June 30, 2008, net assets of the Portfolio were approximately $589 million, of which approximately $107 million, or approximately 18.2%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

5.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the

Semiannual Report	June 30, 2008	23

Notes to Financial Statements (Cont.)

Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2008, the amount was $207,995.

6.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 5.

7.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

8.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$4,259,060	$4,048,816	$125,820	$89,068

9.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	13,143	$204,043	9,711	$117,479
Advisor Class	3,088	48,350	2,213	26,846
Issued as reinvestment of distributions
Administrative Class	477	7,561	838	10,503
Advisor Class	73	1,156	72	925
Cost of shares redeemed
Administrative Class	(6,174)	(95,038)	(5,028)	(60,212)
Advisor Class	(554)	(8,393)	(287)	(3,380)
Net increase resulting from Portfolio share transactions	10,053	$157,679	7,519	$92,161

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	4	74	*
Advisor Class	5	94

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by

PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

11.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 24,902	$ (5,648)	$ 19,254

Semiannual Report	June 30, 2008	25

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

26	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	27

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

United States	24.8%
Russia	21.0%
Brazil	13.1%
Mexico	6.3%
Venezuela	5.0%
Other	29.8%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (09/30/02)
PIMCO Emerging Markets Bond Portfolio Administrative Class	0.26%	4.50%	9.20%	14.79%
JPMorgan Emerging Markets Bond Index Global±	-0.18%	5.09%	9.08%	13.19%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.00% for Administrative Class shares.

± JPMorgan Emerging Markets Bond Index Global is an unmanaged index which tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,002.58	$1,019.00
Expenses Paid During Period à	$5.88	$5.92

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight position in Brazil benefited performance as the JPMorgan Emerging Markets Bond Index Global Brazil sub index returned 2.82% for the six-month period, outperforming the overall emerging markets bond sector, represented by the JPMorgan Emerging Markets Bond Index Global, which returned -0.18% for the same time period.

»	An underweight to Turkey benefited relative performance as the JPMorgan Emerging Markets Bond Index Global Turkey sub index fell 6.16% over the six-month period.

»

An overweight position in Russia benefited relative performance. However, emphasizing Russian corporate bonds detracted from performance as corporates underperformed sovereign bonds during the six-month period.

»	An overweight to the Philippines detracted from performance as the JPMorgan Emerging Markets Bond Index Global Philippines sub index fell 3.35% over the six month period.

»	An underweight to Venezuela detracted from performance as the JPMorgan Emerging Markets Bond Index Global sub index returned 0.45% for the six-month period.

»

An underweight to Ecuador detracted from performance as the JPMorgan Emerging Markets Bond Index Global Ecuador sub index returned 6.26% for the six-month period, outperforming the overall emerging markets bond sector, represented by the JPMorgan Emerging Markets Bond Index Global.

»	A tactical allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar over the six-month period.

»	An off-benchmark allocation to Brazil local rates detracted from the Portfolio’s performance as local yields rose.

4	PIMCO Variable Insurance Trust

Financial Highlights  Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Administrative Class
Net asset value beginning of year or period	$13.67	$13.96	$13.66	$13.21	$12.97	$11.48
Net investment income (a)	0.37	0.74	0.70	0.67	0.48	0.62
Net realized/unrealized gain (loss) on investments	(0.33)	0.05	0.52	0.71	1.03	2.90
Total income from investment operations	0.04	0.79	1.22	1.38	1.51	3.52
Dividends from net investment income	(0.41)	(0.80)	(0.73)	(0.68)	(0.51)	(0.65)
Distributions from net realized capital gains	0.00	(0.28)	(0.19)	(0.25)	(0.76)	(1.38)
Total distributions	(0.41)	(1.08)	(0.92)	(0.93)	(1.27)	(2.03)
Net asset value end of year or period	$13.30	$13.67	$13.96	$13.66	$13.21	$12.97
Total return	0.26%	5.80%	9.25%	10.75%	12.11%	31.64%
Net assets end of year or period (000s)	$193,254	$196,497	$207,298	$133,142	$64,598	$50,954
Ratio of expenses to average net assets	1.18%*	1.00%	1.00%	1.00%	1.01%	1.04%
Ratio of expenses to average net assets excluding interest expense	1.00%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	5.49%*	5.33%	5.15%	5.01%	3.70%	4.78%
Portfolio turnover rate	75%	145%	283%	242%	484%	451%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Emerging Markets Bond Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$207,950
Repurchase agreements, at value	2,588
Deposits with counterparty	1,399
Foreign currency, at value	731
Receivable for investments sold	8,474
Receivable for Portfolio shares sold	13
Interest and dividends receivable	3,738
Variation margin receivable	41
Swap premiums paid	510
Unrealized appreciation on foreign currency contracts	2,274
Unrealized appreciation on swap agreements	501
228,219

Liabilities:
Payable for the reverse repurchase agreements	$7,009
Payable for investments purchased	10,269
Payable for Portfolio shares redeemed	319
Payable for short sales	7,535
Overdraft due to custodian	261
Written options outstanding	37
Accrued investment advisory fee	71
Accrued administrative fee	63
Accrued distribution fee	1
Accrued servicing fee	21
Swap premiums received	133
Unrealized depreciation on foreign currency contracts	3,615
Unrealized depreciation on swap agreements	1,489
30,823

Net Assets	$197,396

Net Assets Consist of:
Paid in capital	$191,175
Undistributed net investment income	2,010
Accumulated undistributed net realized gain	7,966
Net unrealized (depreciation)	(3,755)
$197,396

Net Assets:
Administrative Class	$193,254
Advisor Class	4,142

Shares Issued and Outstanding:
Administrative Class	14,530
Advisor Class	311

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$13.30
Advisor Class	13.30

Cost of Investments Owned	$209,423
Cost of Repurchase Agreements Owned	$2,588
Cost of Foreign Currency Held	$721
Proceeds Received on Short Sales	$7,538
Premiums Received on Written Options	$68

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Emerging Markets Bond Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$6,500
Miscellaneous income	1
Total Income	6,501

Expenses:
Investment advisory fees	436
Administrative fees	388
Servicing fees – Administrative Class	143
Distribution and/or servicing fees – Advisor Class	5
Trustees’ fees	1
Interest expense	178
Total Expenses	1,151

Net Investment Income	5,350

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,711
Net realized (loss) on futures contracts, written options and swaps	(4,847)
Net realized (loss) on foreign currency transactions	(414)
Net change in unrealized (depreciation) on investments	(8,458)
Net change in unrealized appreciation on futures contracts, written options and swaps	2,331
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,309)
Net (Loss)	(4,986)

Net Increase in Net Assets Resulting from Operations	$364

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Emerging Markets Bond Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,350	$10,575
Net realized gain	2,450	7,185
Net change in unrealized (depreciation)	(7,436)	(6,260)
Net increase resulting from operations	364	11,500

Distributions to Shareholders:
From net investment income
Administrative Class	(5,776)	(11,394)
Advisor Class	(109)	(47)
From net realized capital gains
Administrative Class	0	(3,908)
Advisor Class	0	(30)

Total Distributions	(5,885)	(15,379)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	36,970	59,319
Advisor Class	3,152	1,745
Issued as reinvestment of distributions
Administrative Class	5,776	15,302
Advisor Class	109	77
Cost of shares redeemed
Administrative Class	(40,597)	(81,569)
Advisor Class	(814)	(441)
Net increase (decrease) resulting from Portfolio share transactions	4,596	(5,567)

Total (Decrease) in Net Assets	(925)	(9,446)

Net Assets:
Beginning of period	198,321	207,767
End of period*	$197,396	$198,321

*Including undistributed net investment income of:	$2,010	$2,545

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Portfolio	(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BERMUDA 0.3%

BW Group Ltd.
6.625% due 06/28/2017		$480	$499

Total Bermuda (Cost $478)			499

BRAZIL 14.0%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	16,362	8,878
10.000% due 01/01/2017		7,490	3,657

Brazilian Government International Bond
6.000% due 01/17/2017		$429	439
7.125% due 01/20/2037		100	111
7.875% due 03/07/2015		3,625	4,069
8.250% due 01/20/2034		2,590	3,191
8.750% due 02/04/2025		1,700	2,132
8.875% due 04/15/2024		350	446
10.250% due 01/10/2028	BRL	850	450
12.500% due 01/05/2016		500	312

Brazilian Government International CPI Linked Bond
9.892% due 05/15/2017		1,100	1,089

CSN Islands VII Corp.
10.750% due 09/12/2008		$200	202

Embraer Overseas Ltd.
6.375% due 01/24/2017		300	293

Empresa Energetica de Sergipe
10.500% due 07/19/2013		200	225

GTL Trade Finance, Inc.
7.250% due 10/20/2017		400	403

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		300	311
8.800% due 01/30/2017		700	730

Vale Overseas Ltd.
6.250% due 01/23/2017		500	487
6.875% due 11/21/2036		200	187

Total Brazil (Cost $25,495)			27,612

CAYMAN ISLANDS 0.1%

Petrobras International Finance Co.
6.125% due 10/06/2016		$250	251

Total Cayman Islands (Cost $243)			251

CHILE 1.3%

CODELCO, Inc.
5.625% due 09/21/2035		$200	178
6.150% due 10/24/2036		2,300	2,220

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		200	221

Total Chile (Cost $2,808)			2,619

CHINA 0.6%

Citic Resources Finance Ltd.
6.750% due 05/15/2014		$200	187

Export-Import Bank of China
4.875% due 07/21/2015		550	533

Sino-Forest Corp.
9.125% due 08/17/2011		500	513

Total China (Cost $1,266)			1,233

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
COLOMBIA 4.3%

Colombia Government International Bond
7.375% due 01/27/2017		$2,800	$3,042
7.375% due 09/18/2037		1,130	1,212
8.250% due 12/22/2014		2,825	3,228
10.375% due 01/28/2033		225	329
10.750% due 01/15/2013		400	486
12.000% due 10/22/2015	COP	457,000	230

Total Colombia (Cost $8,240)			8,527

EGYPT 0.5%

Petroleum Export Ltd.
5.265% due 06/15/2011		$412	411

Petroleum Export Ltd. II
6.340% due 06/20/2011		599	601

Total Egypt (Cost $1,001)			1,012

EL SALVADOR 0.4%

AES El Salvador Trust
6.750% due 02/01/2016		$700	633

El Salvador Government International Bond
8.500% due 07/25/2011		150	160

Total El Salvador (Cost $842)			793

GUATEMALA 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$570	653

Total Guatemala (Cost $570)			653

INDIA 0.3%

ICICI Bank Ltd.
5.750% due 01/12/2012		$700	662

Total India (Cost $699)			662

INDONESIA 1.1%

Indonesia Government International Bond
6.875% due 03/09/2017		$1,200	1,146

Majapahit Holding BV
7.250% due 10/17/2011		253	247
7.250% due 06/28/2017		400	360
7.875% due 06/29/2037		400	342

Total Indonesia (Cost $2,239)			2,095

KAZAKHSTAN 1.5%

Intergas Finance BV
6.375% due 05/14/2017		$300	268
6.875% due 11/04/2011		600	593

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		300	294

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,857	1,788

Total Kazakhstan (Cost $3,071)			2,943

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MALAYSIA 0.3%

Malaysia Government International Bond
8.750% due 06/01/2009		$120	$124

Tenaga Nasional Bhd.
7.500% due 11/01/2025		250	279

TNB Capital L Ltd.
5.250% due 05/05/2015		100	97

Total Malaysia (Cost $516)			500

MEXICO 6.8%

America Movil SAB de C.V.
5.500% due 03/01/2014		$1,350	1,335
5.750% due 01/15/2015		200	199
8.460% due 12/18/2036	MXN	5,400	429

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$145	145

C5 Capital SPV Ltd.
6.196% due 12/01/2049		100	97

C8 Capital SPV Ltd.
6.640% due 12/31/2049		1,100	1,023

C10 Capital SPV Ltd.
6.722% due 12/31/2049		600	553

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		1,500	1,515

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		100	100

Mexican Bonos
7.250% due 12/15/2016	MXN	8,600	740

Mexico Government International Bond
6.750% due 09/27/2034		$3,480	3,701
7.500% due 04/08/2033		2,460	2,841

		SHARES
Mexico Government International Bond Warrants
0.000% due 10/09/2008		600	2

		PRINCIPAL AMOUNT (000S)
Pemex Project Funding Master Trust
6.625% due 06/15/2035		$250	248
6.625% due 06/15/2038		200	206

Vitro SAB de C.V.
8.625% due 02/01/2012		150	137
9.125% due 02/01/2017		50	40

Total Mexico (Cost $13,476)			13,311

NETHERLANDS 0.4%

Rabobank Nederland NV
3.119% due 05/19/2010		$770	769

Total Netherlands (Cost $770)			769

PANAMA 4.6%

Panama Government International Bond
6.700% due 01/26/2036		$600	612
7.125% due 01/29/2026		2,165	2,295
7.250% due 03/15/2015		1,150	1,242
8.875% due 09/30/2027		780	983
9.375% due 04/01/2029		3,053	4,007

Total Panama (Cost $9,000)			9,139

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
PERU 1.4%

Peru Government International Bond
6.550% due 03/14/2037		$1,583	$1,607
7.350% due 07/21/2025		500	560
8.375% due 05/03/2016		555	646

Total Peru (Cost $2,737)			2,813

PHILIPPINES 2.3%

Philippine Government International Bond
6.375% due 01/15/2032		$100	91
8.375% due 02/15/2011		3,600	3,834
8.875% due 03/17/2015		74	82
9.500% due 02/02/2030		400	490

Total Philippines (Cost $4,553)			4,497

QATAR 0.7%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,250	1,169

Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		250	233

Total Qatar (Cost $1,419)			1,402

RUSSIA 22.5%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$9,510	10,549

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	300	399
5.875% due 06/01/2015		200	281
6.212% due 11/22/2016		$2,200	2,053
7.288% due 08/16/2037		1,900	1,746
8.625% due 04/28/2034		6,540	7,112

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,000	1,010

Gazprom International S.A.
7.201% due 02/01/2020		728	727

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	152

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		190	176
7.175% due 05/16/2013		1,900	1,907

Russia Government International Bond
7.500% due 03/31/2030		9,934	11,161

TNK-BP Finance S.A.
6.125% due 03/20/2012		200	189
6.625% due 03/20/2017		1,700	1,509
7.500% due 07/18/2016		2,100	1,992

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		700	703

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		350	356

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	988

VTB Capital S.A.
3.384% due 08/01/2008		1,000	991
6.609% due 10/31/2012		300	293

Total Russia (Cost $45,800)			44,294

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH AFRICA 1.5%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	$594
5.875% due 05/30/2022		$1,430	1,331
6.500% due 06/02/2014		750	773
7.375% due 04/25/2012		310	328

Total South Africa (Cost $3,007)			3,026

SOUTH KOREA 0.1%

Industrial Bank of Korea
4.000% due 05/19/2014		$110	109

Korea Development Bank
5.750% due 09/10/2013		15	15

KT Corp.
4.875% due 07/15/2015		100	93

Total South Korea (Cost $223)			217

SWITZERLAND 0.4%

Credit Suisse New York, Inc.
5.000% due 05/15/2013		$100	98

UBS AG
5.750% due 04/25/2018		300	287
5.875% due 12/20/2017		480	468

Total Switzerland (Cost $877)			853

TRINIDAD AND TOBAGO 0.3%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$700	670

Total Trinidad And Tobago (Cost $697)			670

TUNISIA 0.8%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	760
7.375% due 04/25/2012		$800	850

Total Tunisia (Cost $1,459)			1,610

UKRAINE 1.9%

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	300	379
6.385% due 06/26/2012		$300	287
6.391% due 08/05/2009		1,150	1,167
6.875% due 03/04/2011		700	689
7.650% due 06/11/2013		1,300	1,268

Total Ukraine (Cost $3,867)			3,790

UNITED KINGDOM 0.6%

Barclays Bank PLC
7.700% due 04/29/2049		$650	665

HBOS PLC
6.750% due 05/21/2018		400	383

Total United Kingdom (Cost $1,048)			1,048

UNITED STATES 26.4%

ASSET-BACKED SECURITIES 0.5%

Ford Credit Auto Owner Trust
3.891% due 06/15/2012		$1,000	1,010

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 9.1%

American International Group, Inc.
8.175% due 05/15/2058		$900	$850

Bank of America Corp.
8.000% due 12/29/2049		1,100	1,033
8.125% due 12/29/2049		800	757

Citigroup Capital XXI
8.300% due 12/21/2057		840	797

Citigroup, Inc.
5.500% due 04/11/2013		700	684
8.400% due 04/29/2049		1,700	1,618

General Electric Capital Corp.
5.875% due 01/14/2038		1,900	1,730

GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010		2,000	2,006

Goldman Sachs Group, Inc.
6.150% due 04/01/2018		200	195
6.750% due 10/01/2037		1,500	1,378

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		500	500

John Deere Capital Corp.
3.536% due 06/10/2011		800	800

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		1,050	1,002

Morgan Stanley
5.950% due 12/28/2017		1,900	1,730
6.000% due 04/28/2015		1,200	1,151

Wachovia Bank N.A.
3.619% due 05/14/2010		1,070	1,065

Wachovia Corp.
5.500% due 05/01/2013		250	240

Wells Fargo Capital XIII
7.700% due 12/29/2049		300	299

			17,835

MORTGAGE-BACKED SECURITIES 0.1%

Residential Accredit Loans, Inc.
2.682% due 12/25/2046		700	274

U.S. GOVERNMENT AGENCIES 16.7%

Fannie Mae
5.000% due 07/01/2038		5,500	5,272
5.500% due 06/01/2037 - 07/01/2038		15,423	15,221
5.500% due 08/01/2037 (d)		952	940
6.000% due 01/01/2033 - 07/01/2038		3,820	3,859
6.000% due 10/01/2036 - 06/01/2037 (d)		6,117	6,180

Freddie Mac
5.000% due 05/01/2023		996	986
5.704% due 03/01/2036 (d)		532	538

			32,996

Total United States (Cost $52,991)			52,115

URUGUAY 1.8%

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	4,827	227
5.000% due 09/14/2018 (b)		6,660	385
7.625% due 03/21/2036		$400	412
8.000% due 11/18/2022		2,122	2,275
9.250% due 05/17/2017		200	244

Total Uruguay (Cost $3,413)			3,543

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VENEZUELA 5.3%

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$1,350	$942
5.375% due 04/12/2027	600	357

Venezuela Government International Bond
3.908% due 04/20/2011	1,200	1,077
5.375% due 08/07/2010	3,850	3,654
5.750% due 02/26/2016	770	607
6.000% due 12/09/2020	1,900	1,370
8.500% due 10/08/2014	500	472
9.375% due 01/13/2034	50	46
10.750% due 09/19/2013	1,850	1,929

Total Venezuela (Cost $11,582)		10,454

VIETNAM 0.1%

Vietnam Government International Bond
6.875% due 01/15/2016	$100	95

Total Vietnam (Cost $99)		95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.8%

CERTIFICATES OF DEPOSIT 0.4%

Barclays Bank PLC
2.826% due 08/10/2009	$560	$537

Unicredito Italiano NY
3.071% due 05/15/2009	300	291

		828

COMMERCIAL PAPER 1.6%

Federal Home Loan Bank
2.000% due 07/01/2008	200	200

Westpac Banking Corp.
2.700% due 09/18/2008	2,900	2,882

		3,082

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 1.3%

State Street Bank and Trust Co.
1.650% due 07/01/2008	$2,588	$2,588

(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $2,643. Repurchase proceeds are $2,588.)

U.S. TREASURY BILLS 0.5%
1.749% due 09/11/2008 - 09/25/2008 (a)(c)	1,000	995

Total Short-Term Instruments (Cost $7,525)		7,493

Total Investments 106.7% (Cost $212,011)		$210,538

Written Options (g) (0.0%) (Premiums $68)		(37)

Other Assets and Liabilities (Net) (6.7%)		(13,105)

Net Assets 100.0%		$197,396

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $995 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $12,312 at a weighted average interest rate of 3.259%. On June 30, 2008, securities valued at $7,315 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $1,399 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	558	$(41)
90-Day Eurodollar September Futures	Long	09/2008	10	(2)

				$(43)

(f)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.410%	04/20/2009	JPM	$790	$2
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	BCLY	600	12
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	LEH	290	13
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	LEH	500	6
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.100%	08/20/2016	MSC	250	13
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%	09/20/2017	LEH	2,000	9
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	JPM	500	(57)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.760%	03/20/2010	MSC	250	0
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	UBS	1,000	(3)
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	1,900	2
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.500%	06/20/2009	DUB	100	(4)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.600%	06/20/2009	GSC	200	(9)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.700%	06/20/2009	GSC	600	(26)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2009	BOA	120	(8)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2009	GSC	200	(13)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.650%	06/20/2009	DUB	480	(34)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.000%	06/20/2009	BCLY	790	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.400%	12/20/2011	BCLY	500	(16)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	RBS	1,400	(38)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	CITI	100	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.280%	06/20/2013	CITI	375	(9)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	06/20/2013	UBS	1,000	(17)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.330%	06/20/2013	DUB	375	(8)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	RBS	200	(10)

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%		09/20/2016	RBS	$1,000	$(44)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%		12/20/2016	CITI	200	(12)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016	BCLY	1,000	(56)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%		12/20/2016	RBS	100	(5)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.980%		03/20/2018	LEH	1,000	(24)
Malaysia Government International Bond 7.500% due 07/15/2011	Sell	0.380%		06/20/2009	JPM	790	0
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	UBS	300	(12)
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%		01/04/2013	JPM	1,600	137
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.210%	)	06/20/2015	BOA	100	4
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.200%	)	06/20/2015	BOA	100	4
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.040%	)	06/20/2015	BCLY	100	5
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	1,000	2
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC	3,000	7
Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	UBS	2,500	(67)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.500%		04/20/2009	DUB	790	1
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%		10/20/2011	MSC	500	6
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%		07/20/2011	LEH	261	0
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	JPM	1,400	(28)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		09/20/2012	BCLY	210	(5)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		09/20/2012	MSC	40	(1)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.790%		09/20/2012	UBS	160	(3)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012	BCLY	1,000	(19)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.240%		03/20/2013	CITI	1,700	(23)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%		03/20/2013	CITI	5,600	(51)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%		03/20/2013	DUB	300	(3)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.380%		03/20/2013	CITI	1,000	(7)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.260%		06/20/2013	LEH	500	(8)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	MSC	800	(35)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		12/20/2017	CITI	700	(64)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.730%		03/20/2018	CITI	1,400	(39)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.770%		06/20/2018	CITI	2,400	(65)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%		10/20/2012	MSC	400	(8)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.645%		04/20/2009	JPM	790	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011	BCLY	800	(7)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%		10/20/2012	CSFB	200	(5)
Russia Government International Bond 7.500% due 03/31/2030	Sell	3.160%		10/02/2013	MLP	450	46
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	MLP	525	36
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%		03/20/2014	LEH	350	27
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.560%		04/20/2009	MSC	790	1
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%		03/20/2011	BCLY	500	(14)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	MLP	500	(25)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%		01/20/2012	MSC	100	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%		03/20/2012	UBS	1,000	(58)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	MSC	500	(29)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	LEH	1,000	(67)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%		05/20/2017	LEH	400	(54)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	DUB	1,000	(4)

							$(770)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY	$2,000	$10
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	GSC	2,800	9
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	LEH	500	0
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	MLP	500	(10)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC	300	2
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	1,300	10
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	400	3
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	400	3
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	200	1
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	GSC	3,300	23

						$51

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		$2,200	$(14)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		4,500	(34)
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		11,700	52
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		3,700	(86)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		3,000	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		6,800	53
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,200	(29)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,200	(79)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		1,600	(46)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		2,400	(42)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB	AUD	1,900	(43)

							$(269)

(g)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	54	$32	$20
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	54	36	17

				$68	$37

Transactions	in written call and put options for the period ended June 30, 2008:

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2007	264	$128,000	$1,650
Sales	124	0	83
Closing Buys	(257)	(128,000)	(1,647)
Expirations	0	0	0
Exercised	(23)	0	(18)

Balance at 06/30/2008	108	$0	$68

(h)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	07/01/2038	$6,000	$5,927	$5,915
Freddie Mac	5.000%	12/01/2023	1,000	985	988
U.S. Treasury Notes	2.500%	03/31/2013	650	626	632

				$7,538	$7,535

(3)	Market value includes $5 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	14,865	07/2008	$804	$0	$804
Sell		14,865	07/2008	0	(822)	(822)
Buy		1,810	12/2008	18	0	18
Sell		25,121	12/2008	0	(1,153)	(1,153)
Buy	CLP	431,978	07/2008	0	(48)	(48)
Sell		431,978	07/2008	100	0	100
Buy		50,032	12/2008	0	(9)	(9)
Sell		476,500	12/2008	102	0	102
Buy		431,978	05/2009	0	(100)	(100)
Buy	CNY	3,880	07/2008	12	0	12
Sell		3,880	07/2008	0	(6)	(6)
Buy		6,228	10/2008	15	0	15
Sell		6,228	10/2008	0	(12)	(12)
Buy		20,555	11/2008	36	0	36
Sell	COP	584,973	12/2008	9	0	9
Buy	CZK	861	12/2008	9	0	9

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	2,976	07/2008	$0	$(48)	$(48)
Sell	GBP	952	08/2008	0	(10)	(10)
Sell	IDR	120,189	10/2008	0	0	0
Buy	ILS	85	11/2008	4	0	4
Sell		85	11/2008	0	(2)	(2)
Buy	KRW	384,369	08/2008	0	(53)	(53)
Sell		384,369	08/2008	20	0	20
Buy	MXN	36,008	07/2008	113	0	113
Sell		36,008	07/2008	0	(208)	(208)
Buy		1,821	11/2008	0	0	0
Sell		18,755	11/2008	0	(15)	(15)
Buy	MYR	7,204	08/2008	6	(29)	(23)
Sell		922	08/2008	14	0	14
Buy		196	11/2008	0	0	0
Buy	PHP	97,163	08/2008	0	(239)	(239)
Sell		15,080	08/2008	20	0	20
Buy	PLN	5,369	07/2008	433	0	433
Sell		5,369	07/2008	0	(298)	(298)
Sell		700	11/2008	0	(7)	(7)
Buy		295	05/2009	4	0	4
Sell	RON	3,623	01/2009	0	(157)	(157)
Buy	RUB	121,791	07/2008	325	0	325
Sell		121,791	07/2008	0	(125)	(125)
Sell		3,778	11/2008	0	0	0
Buy		57,654	05/2009	58	0	58
Buy	SGD	2,987	08/2008	82	0	82
Sell		978	08/2008	9	0	9
Buy		672	11/2008	10	0	10
Buy	SKK	1,079	07/2008	8	0	8
Sell		1,079	07/2008	0	(1)	(1)
Buy		1,079	01/2009	1	0	1
Buy	ZAR	13,103	07/2008	0	(231)	(231)
Sell		13,103	07/2008	4	(42)	(38)
Buy		11,561	12/2008	41	0	41
Sell		12,298	12/2008	17	0	17

				$2,274	$(3,615)	$(1,341)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$209,934	$604	$210,538
Other Financial Instruments ++	(43)	(9,919)	23	(9,939)

Total	$(43)	$200,015	$627	$200,599

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$604	$0	$0	$0	$604
Other Financial Instruments ++	(7)	0	0	30	0	23

Total	$(7)	$604	$0	$30	$0	$627

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

Semiannual Report	June 30, 2008	15

Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(p) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(q) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$84,268	$90,805	$72,718	$61,175

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	2,690	$36,970	4,268	$59,319
Advisor Class	229	3,152	126	1,745
Issued as reinvestment of distributions
Administrative Class	421	5,776	1,106	15,302
Advisor Class	8	109	5	77
Cost of shares redeemed
Administrative Class	(2,954)	(40,597)	(5,854)	(81,569)
Advisor Class	(59)	(814)	(32)	(441)
Net increase (decrease) resulting from Portfolio share transactions	335	$4,596	(381)	$(5,567)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	6	95	*
Advisor Class	3	99

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the

District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 3,592	$ (5,065)	$ (1,473)

Semiannual Report	June 30, 2008	21

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

22	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	23

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

United States	24.8%
Russia	21.0%
Brazil	13.1%
Mexico	6.3%
Venezuela	5.0%
Other	29.8%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (03/31/06)
PIMCO Emerging Markets Bond Portfolio Advisor Class	0.21%	4.40%	6.29%
JPMorgan Emerging Markets Bond Index Global±	-0.18%	5.09%	6.35%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.10% for Advisor Class shares.

± JPMorgan Emerging Markets Bond Index Global is an unmanaged index which tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,002.09	$1,018.55
Expenses Paid During Period à	$6.32	$6.37

à Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An overweight position in Brazil benefited performance as the JPMorgan Emerging Markets Bond Index Global Brazil sub index returned 2.82% for the six-month period, outperforming the overall emerging markets bond sector, represented by the JPMorgan Emerging Markets Bond Index Global, which returned -0.18% for the same time period.

»	An underweight to Turkey benefited relative performance as the JPMorgan Emerging Markets Bond Index Global Turkey sub index fell 6.16% over the six-month period.

»

An overweight position in Russia benefited relative performance. However, emphasizing Russian corporate bonds detracted from performance as corporates underperformed sovereign bonds during the six-month period.

»	An overweight to the Philippines detracted from performance as the JPMorgan Emerging Markets Bond Index Global Philippines sub index fell 3.35% over the six month period.

»	An underweight to Venezuela detracted from performance as the JPMorgan Emerging Markets Bond Index Global sub index returned 0.45% for the six-month period.

»

An underweight to Ecuador detracted from performance as the JPMorgan Emerging Markets Bond Index Global Ecuador sub index returned 6.26% for the six-month period, outperforming the overall emerging markets bond sector, represented by the JPMorgan Emerging Markets Bond Index Global.

»	A tactical allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar over the six-month period.

»	An off-benchmark allocation to Brazil local rates detracted from the Portfolio’s performance as local yields rose.

4	PIMCO Variable Insurance Trust

Financial Highlights Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2008+	12/31/2007	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$13.67	$13.96	$13.59
Net investment income (a)	0.37	0.73	0.52
Net realized/unrealized gain (loss) on investments	(0.33)	0.05	0.58
Total income from investment operations	0.04	0.78	1.10
Dividends from net investment income	(0.41)	(0.79)	(0.54)
Distributions from net realized capital gains	0.00	(0.28)	(0.19)
Total distributions	(0.41)	(1.07)	(0.73)
Net asset value end of year or period	$13.30	$13.67	$13.96
Total return	0.21%	5.70%	8.30%
Net assets end of year or period (000s)	$4,142	$1,824	$469
Ratio of expenses to average net assets	1.27%*	1.10%	1.10%*
Ratio of expenses to average net assets excluding interest expense	1.10%*	1.10%	1.10%*
Ratio of net investment income to average net assets	5.41%*	5.28%	4.99%*
Portfolio turnover rate	75%	145%	283%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Emerging Markets Bond Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$207,950
Repurchase agreements, at value	2,588
Deposits with counterparty	1,399
Foreign currency, at value	731
Receivable for investments sold	8,474
Receivable for Portfolio shares sold	13
Interest and dividends receivable	3,738
Variation margin receivable	41
Swap premiums paid	510
Unrealized appreciation on foreign currency contracts	2,274
Unrealized appreciation on swap agreements	501
228,219

Liabilities:
Payable for the reverse repurchase agreements	$7,009
Payable for investments purchased	10,269
Payable for Portfolio shares redeemed	319
Payable for short sales	7,535
Overdraft due to custodian	261
Written options outstanding	37
Accrued investment advisory fee	71
Accrued administrative fee	63
Accrued distribution fee	1
Accrued servicing fee	21
Swap premiums received	133
Unrealized depreciation on foreign currency contracts	3,615
Unrealized depreciation on swap agreements	1,489
30,823

Net Assets	$197,396

Net Assets Consist of:
Paid in capital	$191,175
Undistributed net investment income	2,010
Accumulated undistributed net realized gain	7,966
Net unrealized (depreciation)	(3,755)
$197,396

Net Assets:
Administrative Class	$193,254
Advisor Class	4,142

Shares Issued and Outstanding:
Administrative Class	14,530
Advisor Class	311

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$13.30
Advisor Class	13.30

Cost of Investments Owned	$209,423
Cost of Repurchase Agreements Owned	$2,588
Cost of Foreign Currency Held	$721
Proceeds Received on Short Sales	$7,538
Premiums Received on Written Options	$68

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Emerging Markets Bond Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$6,500
Miscellaneous income	1
Total Income	6,501

Expenses:
Investment advisory fees	436
Administrative fees	388
Servicing fees – Administrative Class	143
Distribution and/or servicing fees – Advisor Class	5
Trustees’ fees	1
Interest expense	178
Total Expenses	1,151

Net Investment Income	5,350

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,711
Net realized (loss) on futures contracts, written options and swaps	(4,847)
Net realized (loss) on foreign currency transactions	(414)
Net change in unrealized (depreciation) on investments	(8,458)
Net change in unrealized appreciation on futures contracts, written options and swaps	2,331
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,309)
Net (Loss)	(4,986)

Net Increase in Net Assets Resulting from Operations	$364

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Emerging Markets Bond Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,350	$10,575
Net realized gain	2,450	7,185
Net change in unrealized (depreciation)	(7,436)	(6,260)
Net increase resulting from operations	364	11,500

Distributions to Shareholders:
From net investment income
Administrative Class	(5,776)	(11,394)
Advisor Class	(109)	(47)
From net realized capital gains
Administrative Class	0	(3,908)
Advisor Class	0	(30)

Total Distributions	(5,885)	(15,379)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	36,970	59,319
Advisor Class	3,152	1,745
Issued as reinvestment of distributions
Administrative Class	5,776	15,302
Advisor Class	109	77
Cost of shares redeemed
Administrative Class	(40,597)	(81,569)
Advisor Class	(814)	(441)
Net increase (decrease) resulting from Portfolio share transactions	4,596	(5,567)

Total (Decrease) in Net Assets	(925)	(9,446)

Net Assets:
Beginning of period	198,321	207,767
End of period*	$197,396	$198,321

*Including undistributed net investment income of:	$2,010	$2,545

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Portfolio	(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BERMUDA 0.3%

BW Group Ltd.
6.625% due 06/28/2017		$480	$499

Total Bermuda (Cost $478)			499

BRAZIL 14.0%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	16,362	8,878
10.000% due 01/01/2017		7,490	3,657

Brazilian Government International Bond
6.000% due 01/17/2017		$429	439
7.125% due 01/20/2037		100	111
7.875% due 03/07/2015		3,625	4,069
8.250% due 01/20/2034		2,590	3,191
8.750% due 02/04/2025		1,700	2,132
8.875% due 04/15/2024		350	446
10.250% due 01/10/2028	BRL	850	450
12.500% due 01/05/2016		500	312

Brazilian Government International CPI Linked Bond
9.892% due 05/15/2017		1,100	1,089

CSN Islands VII Corp.
10.750% due 09/12/2008		$200	202

Embraer Overseas Ltd.
6.375% due 01/24/2017		300	293

Empresa Energetica de Sergipe
10.500% due 07/19/2013		200	225

GTL Trade Finance, Inc.
7.250% due 10/20/2017		400	403

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		300	311
8.800% due 01/30/2017		700	730

Vale Overseas Ltd.
6.250% due 01/23/2017		500	487
6.875% due 11/21/2036		200	187

Total Brazil (Cost $25,495)			27,612

CAYMAN ISLANDS 0.1%

Petrobras International Finance Co.
6.125% due 10/06/2016		$250	251

Total Cayman Islands (Cost $243)			251

CHILE 1.3%

CODELCO, Inc.
5.625% due 09/21/2035		$200	178
6.150% due 10/24/2036		2,300	2,220

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		200	221

Total Chile (Cost $2,808)			2,619

CHINA 0.6%

Citic Resources Finance Ltd.
6.750% due 05/15/2014		$200	187

Export-Import Bank of China
4.875% due 07/21/2015		550	533

Sino-Forest Corp.
9.125% due 08/17/2011		500	513

Total China (Cost $1,266)			1,233

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
COLOMBIA 4.3%

Colombia Government International Bond
7.375% due 01/27/2017		$2,800	$3,042
7.375% due 09/18/2037		1,130	1,212
8.250% due 12/22/2014		2,825	3,228
10.375% due 01/28/2033		225	329
10.750% due 01/15/2013		400	486
12.000% due 10/22/2015	COP	457,000	230

Total Colombia (Cost $8,240)			8,527

EGYPT 0.5%

Petroleum Export Ltd.
5.265% due 06/15/2011		$412	411

Petroleum Export Ltd. II
6.340% due 06/20/2011		599	601

Total Egypt (Cost $1,001)			1,012

EL SALVADOR 0.4%

AES El Salvador Trust
6.750% due 02/01/2016		$700	633

El Salvador Government International Bond
8.500% due 07/25/2011		150	160

Total El Salvador (Cost $842)			793

GUATEMALA 0.3%

Guatemala Government Bond
9.250% due 08/01/2013		$570	653

Total Guatemala (Cost $570)			653

INDIA 0.3%

ICICI Bank Ltd.
5.750% due 01/12/2012		$700	662

Total India (Cost $699)			662

INDONESIA 1.1%

Indonesia Government International Bond
6.875% due 03/09/2017		$1,200	1,146

Majapahit Holding BV
7.250% due 10/17/2011		253	247
7.250% due 06/28/2017		400	360
7.875% due 06/29/2037		400	342

Total Indonesia (Cost $2,239)			2,095

KAZAKHSTAN 1.5%

Intergas Finance BV
6.375% due 05/14/2017		$300	268
6.875% due 11/04/2011		600	593

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		300	294

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,857	1,788

Total Kazakhstan (Cost $3,071)			2,943

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MALAYSIA 0.3%

Malaysia Government International Bond
8.750% due 06/01/2009		$120	$124

Tenaga Nasional Bhd.
7.500% due 11/01/2025		250	279

TNB Capital L Ltd.
5.250% due 05/05/2015		100	97

Total Malaysia (Cost $516)			500

MEXICO 6.8%

America Movil SAB de C.V.
5.500% due 03/01/2014		$1,350	1,335
5.750% due 01/15/2015		200	199
8.460% due 12/18/2036	MXN	5,400	429

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$145	145

C5 Capital SPV Ltd.
6.196% due 12/01/2049		100	97

C8 Capital SPV Ltd.
6.640% due 12/31/2049		1,100	1,023

C10 Capital SPV Ltd.
6.722% due 12/31/2049		600	553

Desarrolladora Homex SAB de C.V.
7.500% due 09/28/2015		1,500	1,515

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		100	100

Mexican Bonos
7.250% due 12/15/2016	MXN	8,600	740

Mexico Government International Bond
6.750% due 09/27/2034		$3,480	3,701
7.500% due 04/08/2033		2,460	2,841

		SHARES
Mexico Government International Bond Warrants
0.000% due 10/09/2008		600	2

		PRINCIPAL AMOUNT (000S)
Pemex Project Funding Master Trust
6.625% due 06/15/2035		$250	248
6.625% due 06/15/2038		200	206

Vitro SAB de C.V.
8.625% due 02/01/2012		150	137
9.125% due 02/01/2017		50	40

Total Mexico (Cost $13,476)			13,311

NETHERLANDS 0.4%

Rabobank Nederland NV
3.119% due 05/19/2010		$770	769

Total Netherlands (Cost $770)			769

PANAMA 4.6%

Panama Government International Bond
6.700% due 01/26/2036		$600	612
7.125% due 01/29/2026		2,165	2,295
7.250% due 03/15/2015		1,150	1,242
8.875% due 09/30/2027		780	983
9.375% due 04/01/2029		3,053	4,007

Total Panama (Cost $9,000)			9,139

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
PERU 1.4%

Peru Government International Bond
6.550% due 03/14/2037		$1,583	$1,607
7.350% due 07/21/2025		500	560
8.375% due 05/03/2016		555	646

Total Peru (Cost $2,737)			2,813

PHILIPPINES 2.3%

Philippine Government International Bond
6.375% due 01/15/2032		$100	91
8.375% due 02/15/2011		3,600	3,834
8.875% due 03/17/2015		74	82
9.500% due 02/02/2030		400	490

Total Philippines (Cost $4,553)			4,497

QATAR 0.7%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,250	1,169

Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.332% due 09/30/2027		250	233

Total Qatar (Cost $1,419)			1,402

RUSSIA 22.5%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013		$9,510	10,549

Gaz Capital S.A.
5.440% due 11/02/2017	EUR	300	399
5.875% due 06/01/2015		200	281
6.212% due 11/22/2016		$2,200	2,053
7.288% due 08/16/2037		1,900	1,746
8.625% due 04/28/2034		6,540	7,112

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,000	1,010

Gazprom International S.A.
7.201% due 02/01/2020		728	727

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	152

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		190	176
7.175% due 05/16/2013		1,900	1,907

Russia Government International Bond
7.500% due 03/31/2030		9,934	11,161

TNK-BP Finance S.A.
6.125% due 03/20/2012		200	189
6.625% due 03/20/2017		1,700	1,509
7.500% due 07/18/2016		2,100	1,992

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		700	703

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		350	356

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	988

VTB Capital S.A.
3.384% due 08/01/2008		1,000	991
6.609% due 10/31/2012		300	293

Total Russia (Cost $45,800)			44,294

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH AFRICA 1.5%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	$594
5.875% due 05/30/2022		$1,430	1,331
6.500% due 06/02/2014		750	773
7.375% due 04/25/2012		310	328

Total South Africa (Cost $3,007)			3,026

SOUTH KOREA 0.1%

Industrial Bank of Korea
4.000% due 05/19/2014		$110	109

Korea Development Bank
5.750% due 09/10/2013		15	15

KT Corp.
4.875% due 07/15/2015		100	93

Total South Korea (Cost $223)			217

SWITZERLAND 0.4%

Credit Suisse New York, Inc.
5.000% due 05/15/2013		$100	98

UBS AG
5.750% due 04/25/2018		300	287
5.875% due 12/20/2017		480	468

Total Switzerland (Cost $877)			853

TRINIDAD AND TOBAGO 0.3%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$700	670

Total Trinidad And Tobago (Cost $697)			670

TUNISIA 0.8%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	760
7.375% due 04/25/2012		$800	850

Total Tunisia (Cost $1,459)			1,610

UKRAINE 1.9%

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	300	379
6.385% due 06/26/2012		$300	287
6.391% due 08/05/2009		1,150	1,167
6.875% due 03/04/2011		700	689
7.650% due 06/11/2013		1,300	1,268

Total Ukraine (Cost $3,867)			3,790

UNITED KINGDOM 0.6%

Barclays Bank PLC
7.700% due 04/29/2049		$650	665

HBOS PLC
6.750% due 05/21/2018		400	383

Total United Kingdom (Cost $1,048)			1,048

UNITED STATES 26.4%

ASSET-BACKED SECURITIES 0.5%

Ford Credit Auto Owner Trust
3.891% due 06/15/2012		$1,000	1,010

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 9.1%

American International Group, Inc.
8.175% due 05/15/2058		$900	$850

Bank of America Corp.
8.000% due 12/29/2049		1,100	1,033
8.125% due 12/29/2049		800	757

Citigroup Capital XXI
8.300% due 12/21/2057		840	797

Citigroup, Inc.
5.500% due 04/11/2013		700	684
8.400% due 04/29/2049		1,700	1,618

General Electric Capital Corp.
5.875% due 01/14/2038		1,900	1,730

GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010		2,000	2,006

Goldman Sachs Group, Inc.
6.150% due 04/01/2018		200	195
6.750% due 10/01/2037		1,500	1,378

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		500	500

John Deere Capital Corp.
3.536% due 06/10/2011		800	800

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		1,050	1,002

Morgan Stanley
5.950% due 12/28/2017		1,900	1,730
6.000% due 04/28/2015		1,200	1,151

Wachovia Bank N.A.
3.619% due 05/14/2010		1,070	1,065

Wachovia Corp.
5.500% due 05/01/2013		250	240

Wells Fargo Capital XIII
7.700% due 12/29/2049		300	299

			17,835

MORTGAGE-BACKED SECURITIES 0.1%

Residential Accredit Loans, Inc.
2.682% due 12/25/2046		700	274

U.S. GOVERNMENT AGENCIES 16.7%

Fannie Mae
5.000% due 07/01/2038		5,500	5,272
5.500% due 06/01/2037 - 07/01/2038		15,423	15,221
5.500% due 08/01/2037 (d)		952	940
6.000% due 01/01/2033 - 07/01/2038		3,820	3,859
6.000% due 10/01/2036 - 06/01/2037 (d)		6,117	6,180

Freddie Mac
5.000% due 05/01/2023		996	986
5.704% due 03/01/2036 (d)		532	538

			32,996

Total United States (Cost $52,991)			52,115

URUGUAY 1.8%

Uruguay Government International Bond
3.700% due 06/26/2037 (b)	UYU	4,827	227
5.000% due 09/14/2018 (b)		6,660	385
7.625% due 03/21/2036		$400	412
8.000% due 11/18/2022		2,122	2,275
9.250% due 05/17/2017		200	244

Total Uruguay (Cost $3,413)			3,543

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
VENEZUELA 5.3%

Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$1,350	$942
5.375% due 04/12/2027	600	357

Venezuela Government International Bond
3.908% due 04/20/2011	1,200	1,077
5.375% due 08/07/2010	3,850	3,654
5.750% due 02/26/2016	770	607
6.000% due 12/09/2020	1,900	1,370
8.500% due 10/08/2014	500	472
9.375% due 01/13/2034	50	46
10.750% due 09/19/2013	1,850	1,929

Total Venezuela (Cost $11,582)		10,454

VIETNAM 0.1%

Vietnam Government International Bond
6.875% due 01/15/2016	$100	95

Total Vietnam (Cost $99)		95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.8%

CERTIFICATES OF DEPOSIT 0.4%

Barclays Bank PLC
2.826% due 08/10/2009	$560	$537

Unicredito Italiano NY
3.071% due 05/15/2009	300	291

		828

COMMERCIAL PAPER 1.6%

Federal Home Loan Bank
2.000% due 07/01/2008	200	200

Westpac Banking Corp.
2.700% due 09/18/2008	2,900	2,882

		3,082

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 1.3%

State Street Bank and Trust Co.
1.650% due 07/01/2008	$2,588	$2,588

(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $2,643. Repurchase proceeds are $2,588.)

U.S. TREASURY BILLS 0.5%
1.749% due 09/11/2008 - 09/25/2008 (a)(c)	1,000	995

Total Short-Term Instruments (Cost $7,525)		7,493

Total Investments 106.7% (Cost $212,011)		$210,538

Written Options (g) (0.0%) (Premiums $68)		(37)

Other Assets and Liabilities (Net) (6.7%)		(13,105)

Net Assets 100.0%		$197,396

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $995 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $12,312 at a weighted average interest rate of 3.259%. On June 30, 2008, securities valued at $7,315 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $1,399 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	558	$(41)
90-Day Eurodollar September Futures	Long	09/2008	10	(2)

				$(43)

(f)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.410%	04/20/2009	JPM	$790	$2
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	BCLY	600	12
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	LEH	290	13
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	LEH	500	6
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.100%	08/20/2016	MSC	250	13
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%	09/20/2017	LEH	2,000	9
CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	JPM	500	(57)
Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.760%	03/20/2010	MSC	250	0
Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	UBS	1,000	(3)
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	1,900	2
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.500%	06/20/2009	DUB	100	(4)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.600%	06/20/2009	GSC	200	(9)
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	6.700%	06/20/2009	GSC	600	(26)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2009	BOA	120	(8)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.000%	06/20/2009	GSC	200	(13)
General Motors Corp. 7.125% due 07/15/2013	Sell	7.650%	06/20/2009	DUB	480	(34)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.000%	06/20/2009	BCLY	790	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.400%	12/20/2011	BCLY	500	(16)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	RBS	1,400	(38)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	CITI	100	(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.280%	06/20/2013	CITI	375	(9)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	06/20/2013	UBS	1,000	(17)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.330%	06/20/2013	DUB	375	(8)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	RBS	200	(10)

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%		09/20/2016	RBS	$1,000	$(44)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%		12/20/2016	CITI	200	(12)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016	BCLY	1,000	(56)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%		12/20/2016	RBS	100	(5)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.980%		03/20/2018	LEH	1,000	(24)
Malaysia Government International Bond 7.500% due 07/15/2011	Sell	0.380%		06/20/2009	JPM	790	0
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	UBS	300	(12)
Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%		01/04/2013	JPM	1,600	137
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.210%	)	06/20/2015	BOA	100	4
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.200%	)	06/20/2015	BOA	100	4
Morgan Stanley 6.000% due 04/28/2015	Buy	(1.040%	)	06/20/2015	BCLY	100	5
Multiple Reference Entities of Gazprom	Sell	1.000%		11/20/2008	CSFB	1,000	2
Multiple Reference Entities of Gazprom	Sell	1.320%		12/20/2008	MSC	3,000	7
Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	UBS	2,500	(67)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.500%		04/20/2009	DUB	790	1
Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%		10/20/2011	MSC	500	6
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%		07/20/2011	LEH	261	0
Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	JPM	1,400	(28)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		09/20/2012	BCLY	210	(5)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		09/20/2012	MSC	40	(1)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.790%		09/20/2012	UBS	160	(3)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.920%		09/20/2012	BCLY	1,000	(19)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.240%		03/20/2013	CITI	1,700	(23)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%		03/20/2013	CITI	5,600	(51)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.340%		03/20/2013	DUB	300	(3)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.380%		03/20/2013	CITI	1,000	(7)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.260%		06/20/2013	LEH	500	(8)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.440%		09/20/2017	MSC	800	(35)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	1.770%		12/20/2017	CITI	700	(64)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.730%		03/20/2018	CITI	1,400	(39)
Philippine Government International Bond 10.625% due 03/16/2025	Sell	2.770%		06/20/2018	CITI	2,400	(65)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	2.000%		10/20/2012	MSC	400	(8)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.645%		04/20/2009	JPM	790	2
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011	BCLY	800	(7)
Russia Government International Bond 7.500% due 03/31/2030	Sell	1.870%		10/20/2012	CSFB	200	(5)
Russia Government International Bond 7.500% due 03/31/2030	Sell	3.160%		10/02/2013	MLP	450	46
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	MLP	525	36
Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%		03/20/2014	LEH	350	27
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.560%		04/20/2009	MSC	790	1
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%		03/20/2011	BCLY	500	(14)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	MLP	500	(25)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%		01/20/2012	MSC	100	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%		03/20/2012	UBS	1,000	(58)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.590%		04/20/2012	MSC	500	(29)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	LEH	1,000	(67)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%		05/20/2017	LEH	400	(54)
Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	DUB	1,000	(4)

							$(770)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	BCLY	$2,000	$10
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	GSC	2,800	9
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	LEH	500	0
Dow Jones CDX N.A. EM9 Index	Sell	2.650%	06/20/2013	MLP	500	(10)
Dow Jones CDX N.A. IG9 Index	Sell	0.695%	12/20/2012	GSC	300	2
Dow Jones CDX N.A. IG9 Index	Sell	0.701%	12/20/2012	DUB	1,300	10
Dow Jones CDX N.A. IG9 Index	Sell	0.705%	12/20/2012	GSC	400	3
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	400	3
Dow Jones CDX N.A. IG9 Index	Sell	0.710%	12/20/2012	DUB	200	1
Dow Jones CDX N.A. IG9 Index	Sell	0.720%	12/20/2012	GSC	3,300	23

						$51

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		$2,200	$(14)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		4,500	(34)
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		11,700	52
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		3,700	(86)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		3,000	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		6,800	53
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,200	(29)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,200	(79)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		1,600	(46)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		2,400	(42)
Pay	6-Month Australian Bank Bill	7.250%	06/15/2013	CSFB	AUD	1,900	(43)

							$(269)

(g)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	54	$32	$20
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	54	36	17

				$68	$37

Transactions	in written call and put options for the period ended June 30, 2008:

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2007	264	$128,000	$1,650
Sales	124	0	83
Closing Buys	(257)	(128,000)	(1,647)
Expirations	0	0	0
Exercised	(23)	0	(18)

Balance at 06/30/2008	108	$0	$68

(h)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	07/01/2038	$6,000	$5,927	$5,915
Freddie Mac	5.000%	12/01/2023	1,000	985	988
U.S. Treasury Notes	2.500%	03/31/2013	650	626	632

				$7,538	$7,535

(3)	Market value includes $5 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	14,865	07/2008	$804	$0	$804
Sell		14,865	07/2008	0	(822)	(822)
Buy		1,810	12/2008	18	0	18
Sell		25,121	12/2008	0	(1,153)	(1,153)
Buy	CLP	431,978	07/2008	0	(48)	(48)
Sell		431,978	07/2008	100	0	100
Buy		50,032	12/2008	0	(9)	(9)
Sell		476,500	12/2008	102	0	102
Buy		431,978	05/2009	0	(100)	(100)
Buy	CNY	3,880	07/2008	12	0	12
Sell		3,880	07/2008	0	(6)	(6)
Buy		6,228	10/2008	15	0	15
Sell		6,228	10/2008	0	(12)	(12)
Buy		20,555	11/2008	36	0	36
Sell	COP	584,973	12/2008	9	0	9
Buy	CZK	861	12/2008	9	0	9

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Emerging Markets Bond Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	2,976	07/2008	$0	$(48)	$(48)
Sell	GBP	952	08/2008	0	(10)	(10)
Sell	IDR	120,189	10/2008	0	0	0
Buy	ILS	85	11/2008	4	0	4
Sell		85	11/2008	0	(2)	(2)
Buy	KRW	384,369	08/2008	0	(53)	(53)
Sell		384,369	08/2008	20	0	20
Buy	MXN	36,008	07/2008	113	0	113
Sell		36,008	07/2008	0	(208)	(208)
Buy		1,821	11/2008	0	0	0
Sell		18,755	11/2008	0	(15)	(15)
Buy	MYR	7,204	08/2008	6	(29)	(23)
Sell		922	08/2008	14	0	14
Buy		196	11/2008	0	0	0
Buy	PHP	97,163	08/2008	0	(239)	(239)
Sell		15,080	08/2008	20	0	20
Buy	PLN	5,369	07/2008	433	0	433
Sell		5,369	07/2008	0	(298)	(298)
Sell		700	11/2008	0	(7)	(7)
Buy		295	05/2009	4	0	4
Sell	RON	3,623	01/2009	0	(157)	(157)
Buy	RUB	121,791	07/2008	325	0	325
Sell		121,791	07/2008	0	(125)	(125)
Sell		3,778	11/2008	0	0	0
Buy		57,654	05/2009	58	0	58
Buy	SGD	2,987	08/2008	82	0	82
Sell		978	08/2008	9	0	9
Buy		672	11/2008	10	0	10
Buy	SKK	1,079	07/2008	8	0	8
Sell		1,079	07/2008	0	(1)	(1)
Buy		1,079	01/2009	1	0	1
Buy	ZAR	13,103	07/2008	0	(231)	(231)
Sell		13,103	07/2008	4	(42)	(38)
Buy		11,561	12/2008	41	0	41
Sell		12,298	12/2008	17	0	17

				$2,274	$(3,615)	$(1,341)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$209,934	$604	$210,538
Other Financial Instruments ++	(43)	(9,919)	23	(9,939)

Total	$(43)	$200,015	$627	$200,599

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$604	$0	$0	$0	$604
Other Financial Instruments ++	(7)	0	0	30	0	23

Total	$(7)	$604	$0	$30	$0	$627

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

Semiannual Report	June 30, 2008	15

Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(p) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(q) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$84,268	$90,805	$72,718	$61,175

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	2,690	$36,970	4,268	$59,319
Advisor Class	229	3,152	126	1,745
Issued as reinvestment of distributions
Administrative Class	421	5,776	1,106	15,302
Advisor Class	8	109	5	77
Cost of shares redeemed
Administrative Class	(2,954)	(40,597)	(5,854)	(81,569)
Advisor Class	(59)	(814)	(32)	(441)
Net increase (decrease) resulting from Portfolio share transactions	335	$4,596	(381)	$(5,567)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	6	95	*
Advisor Class	3	99

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the

District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 3,592	$ (5,065)	$ (1,473)

Semiannual Report	June 30, 2008	21

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

22	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	23

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Foreign Bond Portfolio
(U.S. Dollar-Hedged)

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

United States	51.9%
Japan	14.3%
France	8.3%
Germany	6.8%
Short-Term Instruments	5.9%
Spain	2.8%
Other	10.0%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (02/16/99)**
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class	-0.58%	3.72%	2.94%	4.39%
JPMorgan GBI Global ex-U.S. Index Hedged in USD±	-0.24%	4.83%	3.58%	4.83%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 02/16/99. Index comparisons began on 02/28/99.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Administrative Class shares.

± JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$994.17	$1,020.34
Expenses Paid During Period à	$4.51	$4.57

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to U.S. duration and a curve-steepening bias in January and February 2008 contributed to returns as U.S. yields fell and the yield curve steepened over that time frame.

»	An overweight to U.K. duration and a curve-steepening bias for the entire period detracted from returns as U.K. yields rose and the yield curve flattened.

»	An overweight to European interest rates during the first quarter benefited performance as government bond yields rose during that time frame.

»	Exposure to short-dated U.K. interest rate swaps throughout the period detracted from performance as swap spreads widened versus U.K. Gilts.

»	An overweight to mortgage-backed securities detracted from performance as mortgage-backed securities underperformed U.S. Treasuries during the first half of the year.

»	An overweight to corporate bonds of financial institutions detracted from performance as they underperformed U.S. Treasuries.

4	PIMCO Variable Insurance Trust

Financial Highlights  Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Administrative Class
Net asset value beginning of year or period	$10.12	$10.10	$10.34	$10.15	$10.03	$10.07
Net investment income (a)	0.16	0.35	0.36	0.28	0.23	0.26
Net realized/unrealized gain (loss) on investments	(0.22)	0.01	(0.14)	0.24	0.33	(0.03)
Total income (loss) from investment operations	(0.06)	0.36	0.22	0.52	0.56	0.23
Dividends from net investment income	(0.14)	(0.34)	(0.33)	(0.25)	(0.21)	(0.27)
Distributions from net realized capital gains	0.00	0.00	(0.13)	(0.08)	(0.23)	0.00
Total distributions	(0.14)	(0.34)	(0.46)	(0.33)	(0.44)	(0.27)
Net asset value end of year or period	$9.92	$10.12	$10.10	$10.34	$10.15	$10.03
Total return	(0.58)%	3.62%	2.19%	5.15%	5.56%	2.26%
Net assets end of year or period (000s)	$88,715	$68,312	$61,193	$49,640	$38,141	$32,355
Ratio of expenses to average net assets	0.91%*	0.90%	0.90%	0.90%	0.90%	0.93%
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	3.22%*	3.49%	3.55%	2.70%	2.26%	2.53%
Portfolio turnover rate	383%	621%	281%	453%	515%	600%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$131,127
Repurchase agreements, at value	1,076
Cash	108
Deposits with counterparty	1,216
Foreign currency, at value	984
Receivable for investments sold	47,553
Receivable for investments sold on a delayed-delivery basis	182
Receivable for Portfolio shares sold	205
Interest and dividends receivable	1,226
Variation margin receivable	29
Swap premiums paid	745
Unrealized appreciation on foreign currency contracts	843
Unrealized appreciation on swap agreements	2,051
187,345

Liabilities:
Payable for the reverse repurchase agreements	$1,774
Payable for investments purchased	44,750
Payable for investments purchased on a delayed-delivery basis	30,493
Payable for Portfolio shares redeemed	53
Payable for short sales	15,235
Written options outstanding	216
Accrued investment advisory fee	18
Accrued administrative fee	35
Accrued servicing fee	10
Variation margin payable	1
Swap premiums received	1,503
Unrealized depreciation on foreign currency contracts	894
Unrealized depreciation on swap agreements	3,632
Other liabilities	1
98,615

Net Assets	$88,730

Net Assets Consist of:
Paid in capital	$90,680
(Overdistributed) net investment income	(1,060)
Accumulated undistributed net realized gain	1,663
Net unrealized (depreciation)	(2,553)
$88,730

Net Assets:
Institutional Class	$15
Administrative Class	88,715

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	8,946

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.92
Administrative Class	9.92

Cost of Investments Owned	$131,295
Cost of Repurchase Agreements Owned	$1,076
Cost of Foreign Currency Held	$984
Proceeds Received on Short Sales	$15,114
Premiums Received on Written Options	$264

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$1,667
Dividends	21
Miscellaneous income	1
Total Income	1,689

Expenses:
Investment advisory fees	102
Administrative fees	203
Servicing fees – Administrative Class	61
Trustees’ fees	1
Interest expense	4
Total Expenses	371

Net Investment Income	1,318

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,142
Net realized gain on futures contracts, written options and swaps	1,118
Net realized (loss) on foreign currency transactions	(723)
Net change in unrealized (depreciation) on investments	(2,080)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(2,075)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(720)
Net (Loss)	(2,338)

Net (Decrease) in Net Assets Resulting from Operations	$(1,020)

*Foreign tax withholdings	$1

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,318	$2,245
Net realized gain (loss)	2,537	(1,222)
Net change in unrealized appreciation (depreciation)	(4,875)	1,281
Net increase (decrease) resulting from operations	(1,020)	2,304

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(1,125)	(2,171)

Total Distributions	(1,125)	(2,172)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	33,626	23,104
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	1,125	2,171
Cost of shares redeemed
Administrative Class	(12,203)	(18,288)
Net increase resulting from Portfolio share transactions	22,548	6,988

Total Increase in Net Assets	20,403	7,120

Net Assets:
Beginning of period	68,327	61,207
End of period*	$88,730	$68,327

*Including (overdistributed) net investment income of:	$(1,060)	$(1,253)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Foreign Bond Portfolio (U.S. Dollar-Hedged)	(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.9%

Medallion Trust
2.768% due 05/25/2035		$189	$179

Puma Finance Ltd.
7.820% due 08/22/2037	AUD	264	248

Torrens Trust Series 2007-1 A
8.067% due 10/19/2038		429	400

Total Australia (Cost $835)			827

CANADA 2.9%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	500	493

Canada Housing Trust No. 1
3.950% due 06/15/2013		700	687

Canadian Government Bond
4.000% due 06/01/2016		600	602

Golden Credit Card Trust
5.106% due 04/15/2017		500	494

Province of Ontario Canada
6.200% due 06/02/2031		200	234

Province of Quebec Canada
5.000% due 12/01/2038		100	101

Total Canada (Cost $2,640)			2,611

CAYMAN ISLANDS 0.6%

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$200	200

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		200	174

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	85

Transocean, Inc.
2.873% due 09/05/2008		100	100

Total Cayman Islands (Cost $611)			559

DENMARK 0.1%

Nykredit Realkredit A/S
4.000% due 01/01/2010	DKK	400	83
6.000% due 10/01/2029		48	10

Realkredit Danmark A/S
4.000% due 01/01/2010		200	41

Total Denmark (Cost $122)			134

FRANCE 12.4%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	200	306

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		100	134

CM-CIC Covered Bonds
5.250% due 06/09/2010		100	157

Credit Agricole S.A.
6.637% due 05/29/2049		$100	84

France Government Bond
4.000% due 10/25/2038	EUR	100	133
4.000% due 04/25/2055		100	130
5.500% due 04/25/2010		110	175
5.750% due 10/25/2032		2,650	4,588

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

French Treasury Notes
3.000% due 01/12/2011	EUR	3,380	$5,105

Vivendi
5.750% due 04/04/2013		$200	198

Total France (Cost $10,639)			11,010

GERMANY 10.1%

Deutsche Bank AG
4.875% due 05/20/2013		$500	493

Driver One GmbH
4.594% due 10/21/2015	EUR	200	309

Kreditanstalt fuer Wiederaufbau
1.750% due 03/23/2010	JPY	11,000	105

Republic of Germany
3.750% due 01/04/2015	EUR	900	1,346
4.000% due 01/04/2037		100	136
4.250% due 07/04/2014		1,500	2,313
4.250% due 07/04/2039		200	284
4.750% due 07/04/2028		30	46
4.750% due 07/04/2034		300	460
5.500% due 01/04/2031		400	674
5.625% due 01/04/2028		650	1,106
6.250% due 01/04/2024		200	360
6.250% due 01/04/2030		100	184
6.500% due 07/04/2027		590	1,103

Total Germany (Cost $8,569)			8,919

ICELAND 0.1%

Glitnir Banki HF
3.204% due 01/18/2012		$100	78

Total Iceland (Cost $100)			78

IRELAND 0.8%

Bank of Ireland
2.819% due 12/19/2008		$100	100

Immeo Residential Finance PLC
5.118% due 12/15/2016	EUR	97	139

Ireland Government Bond
4.400% due 06/18/2019		300	446

Total Ireland (Cost $705)			685

ITALY 1.3%

AUTO Asset-Backed Securities
4.969% due 10/25/2020	EUR	200	307

Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009		360	566
5.500% due 11/01/2010		110	175

Seashell Securities PLC
5.129% due 07/25/2028		55	87

Total Italy (Cost $1,080)			1,135

JAPAN 21.4%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	145

Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	85

Japan Government Bond
0.900% due 12/20/2012	JPY	370,000	3,453

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.100% due 09/20/2012	JPY	50,000	$472
1.200% due 03/20/2012		225,000	2,133
1.500% due 12/20/2017		230,000	2,156
1.800% due 06/20/2017		20,000	193
2.300% due 06/20/2035		70,000	646
2.400% due 03/20/2034		20,000	189
2.500% due 09/20/2035		260,000	2,500
2.500% due 06/20/2036		90,000	862
2.500% due 09/20/2036		10,000	96
2.500% due 09/20/2037		120,000	1,152

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		40,360	377
1.100% due 12/10/2016		371,480	3,512
1.156% due 02/28/2016		14,856	138
1.200% due 12/10/2017		80,400	760

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	90

Total Japan (Cost $18,264)			18,959

JERSEY, CHANNEL ISLANDS 0.0%

Haus Ltd.
4.779% due 12/10/2037	EUR	15	22

Total Jersey, Channel Islands (Cost $14)			22

LIBERIA 0.2%

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	170

Total Liberia (Cost $187)			170

LUXEMBOURG 0.3%

Silver Arrow S.A.
4.544% due 08/15/2014	EUR	185	290

Total Luxembourg (Cost $286)			290

NETHERLANDS 1.1%

Rabobank Nederland NV
3.119% due 05/19/2010		$900	899

Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		100	100

Total Netherlands (Cost $1,000)			999

NORWAY 0.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	200	311

Total Norway (Cost $308)			311

RUSSIA 0.5%

Gaz Capital S.A.
7.343% due 04/11/2013		$100	103
8.146% due 04/11/2018		100	104

VTB Capital S.A.
3.384% due 08/01/2008		200	198

Total Russia (Cost $400)			405

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	$152

Total South Korea (Cost $154)			152

SPAIN 4.2%

Bankinter S.A.
5.000% due 05/14/2010	EUR	100	155

MBS Bancaja Fondo De Titulizacion Activos
5.030% due 11/17/2035		104	154

Santander Hipotecario
4.927% due 07/15/2042		195	283

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$100	97

Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009		100	99
2.844% due 02/06/2009		200	199

Spain Government Bond
4.400% due 01/31/2015	EUR	1,800	2,762

Total Spain (Cost $3,773)			3,749

SWITZERLAND 2.0%

Credit Suisse New York, Inc.
5.000% due 05/15/2013		$800	780

UBS AG
3.704% due 05/05/2010		400	399
5.750% due 04/25/2018		500	479
5.875% due 12/20/2017		100	97

Total Switzerland (Cost $1,795)			1,755

UNITED KINGDOM 3.3%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	600	912

Barclays Bank PLC
6.050% due 12/04/2017		$300	295
7.700% due 04/29/2049		600	613
8.250% due 02/28/2049	GBP	100	203

HBOS PLC
5.920% due 09/29/2049		$300	214
6.750% due 05/21/2018		200	192

HSBC Holdings PLC
6.500% due 05/02/2036		400	374

Lloyds TSB Bank PLC
2.812% due 11/29/2049		100	65
5.625% due 07/15/2049	EUR	40	62

Total United Kingdom (Cost $3,072)			2,930

UNITED STATES 77.4%

ASSET-BACKED SECURITIES 8.8%

ACE Securities Corp.
2.532% due 07/25/2036		$47	47
2.532% due 08/25/2036		39	39

AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		475	475

Amortizing Residential Collateral Trust
2.772% due 07/25/2032		1	1
3.182% due 10/25/2031		2	2

Amresco Residential Securities Mortgage Loan Trust
3.422% due 06/25/2029		1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Asset-Backed Funding Certificates
2.542% due 01/25/2037	$93	$90

BA Credit Card Trust
2.671% due 01/15/2013	500	496
3.051% due 04/15/2013	500	499

Bear Stearns Asset-Backed Securities Trust
2.552% due 12/25/2036	183	169

Capital Auto Receivables Asset Trust
3.391% due 03/15/2011	200	201

Chase Issuance Trust
2.461% due 07/15/2011	200	199
3.121% due 11/15/2011	900	902
3.371% due 05/16/2011	200	201

Citibank Omni Master Trust
3.597% due 03/20/2013	400	400

Citigroup Mortgage Loan Trust, Inc.
2.532% due 10/25/2036	30	29

Countrywide Asset-Backed Certificates
2.532% due 01/25/2037	23	23
2.562% due 06/25/2037	179	176

CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032	2	2

CSAB Mortgage-Backed Trust
2.582% due 06/25/2036	9	9

Daimler Chrysler Auto Trust
3.298% due 10/08/2010	200	200
3.378% due 07/08/2011	500	502

First Alliance Mortgage Loan Trust
2.712% due 12/20/2027	2	1

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036	116	112

Ford Credit Auto Owner Trust
2.776% due 06/15/2009	421	421
3.371% due 01/15/2011	400	401
3.891% due 06/15/2012	300	303

Franklin Auto Trust
4.062% due 06/20/2012	200	200

GSR Mortgage Loan Trust
2.582% due 11/25/2030	5	4

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	117	112

Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037	87	86

Long Beach Mortgage Loan Trust
2.762% due 10/25/2034	12	10

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	47	46

Morgan Stanley ABS Capital I
2.532% due 09/25/2036	83	81

Nelnet Student Loan Trust
3.150% due 04/27/2015	200	201

New Century Home Equity Loan Trust
2.652% due 02/25/2036	72	72

Residential Asset Securities Corp.
2.522% due 08/25/2036	26	26
2.982% due 07/25/2032	5	4

SACO I, Inc.
2.542% due 05/25/2036	15	11

Sears Credit Account Master Trust
2.691% due 04/16/2013	200	197

Securitized Asset-Backed Receivables LLC Trust
2.542% due 03/25/2036	13	13

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLM Student Loan Trust
2.982% due 10/25/2017 (a)		$400	$400

Soundview Home Equity Loan Trust
2.562% due 01/25/2037		109	107

Structured Asset Investment Loan Trust
2.532% due 05/25/2036		20	20

Structured Asset Securities Corp.
2.532% due 10/25/2036		95	92
2.772% due 01/25/2033		4	4

Wells Fargo Home Equity Trust
2.712% due 10/25/2035		59	57
2.722% due 10/25/2035		80	78
2.722% due 11/25/2035		56	56

			7,778

CORPORATE BONDS & NOTES 29.4%

Allstate Life Global Funding II
3.328% due 05/21/2010		600	597

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	200

American Express Bank FSB
2.542% due 04/26/2010		300	296
2.612% due 05/29/2012		200	188
5.500% due 04/16/2013		300	294

American Express Co.
7.000% due 03/19/2018		400	406

American Express Credit Corp.
2.541% due 05/18/2009		100	99
3.882% due 05/27/2010		100	99

American International Group, Inc.
5.850% due 01/16/2018		200	188
8.000% due 05/22/2038	EUR	500	777
8.175% due 05/15/2058		$400	378

AutoZone, Inc.
5.875% due 10/15/2012		1,000	999

Bank of America Corp.
4.625% due 02/07/2017	EUR	200	276
5.650% due 05/01/2018		$300	281
8.125% due 12/29/2049		500	473

Bank of America N.A.
3.316% due 05/12/2010		400	398

Bear Stearns Cos., Inc.
3.129% due 01/31/2011		200	194
6.400% due 10/02/2017		100	99
6.950% due 08/10/2012		200	208
7.250% due 02/01/2018		1,000	1,047

BellSouth Corp.
2.776% due 08/15/2008		100	100

Caterpillar Financial Services Corp.
3.329% due 06/25/2010		400	400
3.559% due 06/24/2011		500	500

Charter One Bank N.A.
2.957% due 04/24/2009		250	249

Citigroup Capital XXI
8.300% due 12/21/2057		200	190

Citigroup Funding, Inc.
3.820% due 05/07/2010		700	695

Citigroup, Inc.
2.848% due 12/26/2008		100	100
5.500% due 04/11/2013		800	782
8.400% due 04/29/2049		200	190

Comcast Corp.
3.010% due 07/14/2009		200	198

Computer Sciences Corp.
5.000% due 02/15/2013		369	358
6.500% due 03/15/2018		200	202

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009		$152	$152

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		200	201

CVS Caremark Corp.
5.750% due 08/15/2011		100	103

Daimler Finance North America LLC
5.750% due 05/18/2009		100	101

DR Horton, Inc.
6.000% due 04/15/2011		100	92

Duke Energy Carolinas LLC
6.050% due 04/15/2038		200	199

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015		100	101

General Electric Capital Corp.
3.558% due 05/22/2013		200	199
6.375% due 11/15/2067		100	95

GMAC LLC
3.926% due 05/15/2009		100	94

Goldman Sachs Group, Inc.
2.561% due 12/23/2009		400	394
2.841% due 12/23/2008		200	199
2.891% due 12/22/2008		100	98
5.375% due 02/15/2013	EUR	200	300
6.150% due 04/01/2018		$200	195

International Lease Finance Corp.
5.400% due 02/15/2012		100	90

iStar Financial, Inc.
5.150% due 03/01/2012		100	83

JC Penney Corp., Inc.
8.000% due 03/01/2010		100	104

JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		10	10

JPMorgan Chase & Co.
2.929% due 06/25/2012		100	98
5.058% due 02/22/2021	CAD	100	92
6.000% due 01/15/2018		$500	489

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		600	585

JPMorgan Chase Capital XX
6.550% due 09/29/2036		100	87

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		100	86

Kraft Foods, Inc.
6.250% due 06/01/2012		100	102

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008		300	294
5.625% due 01/24/2013		300	284
6.875% due 05/02/2018		200	194

Mandalay Resort Group
9.500% due 08/01/2008		100	100

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	195

Merck & Co., Inc.
4.750% due 03/01/2015		100	99

Merrill Lynch & Co., Inc.
2.831% due 12/22/2008		300	298
2.960% due 10/23/2008		100	99
4.966% due 05/12/2010		700	689
6.875% due 04/25/2018		400	382

Metropolitan Life Global Funding I
5.125% due 04/10/2013		300	296

Morgan Stanley
2.844% due 02/09/2009		200	198
4.778% due 05/14/2010		300	299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 04/28/2015	$700	$671
6.625% due 04/01/2018	500	475

National Rural Utilities Cooperative Finance Corp.
3.566% due 07/01/2010	100	100

Nationwide Health Properties, Inc.
6.500% due 07/15/2011	100	101

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	100	98

NGPL Pipe Co. LLC
7.119% due 12/15/2017	100	103

Nordstrom, Inc.
6.250% due 01/15/2018	200	195

Nucor Corp.
5.750% due 12/01/2017	100	100

Pactiv Corp.
6.400% due 01/15/2018	200	200

Pricoa Global Funding I
3.473% due 06/04/2010	800	800

Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	200

Quest Diagnostics, Inc.
5.450% due 11/01/2015	200	190

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	100	100

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	86

Safeway, Inc.
4.950% due 08/16/2010	100	101

Sprint Nextel Corp.
6.000% due 12/01/2016	100	86

State Street Capital Trust IV
3.776% due 06/15/2037	100	77

Target Corp.
7.000% due 01/15/2038	200	206

Time Warner, Inc.
2.915% due 11/13/2009	100	97

U.S. Bancorp
2.512% due 04/28/2009	100	100

Universal Health Services, Inc.
7.125% due 06/30/2016	1,000	1,031

Valero Energy Corp.
4.750% due 06/15/2013	100	95

Verizon Communications, Inc.
5.500% due 04/01/2017	100	96

Viacom, Inc.
6.125% due 10/05/2017	200	192
6.250% due 04/30/2016	200	194

Wachovia Bank N.A.
2.841% due 03/23/2009	250	249

Wachovia Corp.
5.500% due 05/01/2013	400	383

Wells Fargo & Co.
4.375% due 01/31/2013	100	97

Xerox Corp.
9.750% due 01/15/2009	200	206

Yum! Brands, Inc.
6.250% due 03/15/2018	200	196

		26,062

MORTGAGE-BACKED SECURITIES 6.9%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	195	194

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	$152	$147

BCAP LLC Trust
2.652% due 01/25/2037	238	152

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	280	268
4.550% due 08/25/2035	129	125

Bear Stearns Alt-A Trust
2.642% due 02/25/2034	170	123
5.558% due 11/25/2035	115	96
5.701% due 09/25/2035	107	88
5.939% due 03/25/2036	227	173
6.250% due 08/25/2036	137	107

Bear Stearns Structured Products, Inc.
5.777% due 12/26/2046	89	74

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	100	95

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	73	69
4.748% due 08/25/2035	46	44

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	100	105

Countrywide Alternative Loan Trust
2.689% due 03/20/2046	178	126
2.762% due 02/25/2037	143	105
5.250% due 06/25/2035	51	44

Countrywide Home Loan Mortgage Pass-Through Trust
2.712% due 05/25/2035	86	65
2.802% due 03/25/2035	170	128
2.812% due 02/25/2035	22	18
4.799% due 11/25/2034	38	36

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	300	230

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	4	4

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	55	54

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	15	15

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	92	91

Greenpoint Mortgage Funding Trust
2.562% due 01/25/2047	246	233

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	200	187

Harborview Mortgage Loan Trust
2.702% due 05/19/2035	80	61
5.172% due 05/19/2033	23	23

JPMorgan Mortgage Trust
4.500% due 08/25/2019	143	141

Mellon Residential Funding Corp.
2.911% due 12/15/2030	38	36

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	200	184

MLCC Mortgage Investors, Inc.
2.851% due 03/15/2025	9	7
4.430% due 10/25/2035	71	67

Morgan Stanley Capital I
5.560% due 03/12/2044	100	96

Residential Accredit Loans, Inc.
2.662% due 06/25/2046	232	166
2.692% due 04/25/2046	208	149

Structured Adjustable Rate Mortgage Loan Trust
4.590% due 04/25/2034	27	26

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
2.692% due 05/25/2046	$31	$23
2.702% due 05/25/2036	235	165
2.772% due 07/19/2034	11	9
2.812% due 09/19/2032	10	9
2.832% due 03/19/2034	19	17

TBW Mortgage-Backed Pass-Through Certificates
2.592% due 01/25/2037	82	79
5.970% due 09/25/2036	200	146

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	132	127

Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	206	194

WaMu Mortgage Pass-Through Certificates
2.712% due 04/25/2045	25	20
2.792% due 01/25/2045	23	18
3.022% due 12/25/2027	63	57
4.361% due 02/27/2034	24	22
4.508% due 06/25/2046	117	85
4.528% due 02/25/2046	273	201
5.756% due 03/25/2033	56	55

Washington Mutual Alternative Mortgage Pass-Through Certificates
4.468% due 07/25/2046	79	56

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	120	117
4.500% due 11/25/2018	90	87
4.622% due 06/25/2035	258	253
4.950% due 03/25/2036	226	218
5.577% due 04/25/2036	43	43

		6,153

MUNICIPAL BONDS & NOTES 0.6%

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	100	96

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	95	96

Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023	100	102

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	251

		545

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.7%

DG Funding Trust
5.041% due 12/31/2049	65	$648

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 30.9%

Fannie Mae
2.602% due 03/25/2034	$24	23
2.632% due 08/25/2034	15	15
2.832% due 09/25/2042	64	59
4.205% due 11/01/2034	234	238
4.666% due 05/25/2035	97	98
4.940% due 12/01/2034	37	38
4.994% due 10/01/2044	78	79
5.000% due 07/01/2038	2,500	2,397
5.480% due 07/01/2018	200	202
5.500% due 11/01/2016 - 04/01/2048	2,892	2,833
5.500% due 02/01/2035 (d)	285	282
6.000% due 11/01/2036 - 07/25/2044	1,600	1,602
6.500% due 08/01/2037	100	103

Freddie Mac
2.701% due 02/15/2019	337	330
2.971% due 12/15/2032	184	184
4.500% due 03/15/2016	482	484
4.690% due 03/01/2035	329	332
4.981% due 04/01/2035	376	379
4.994% due 10/25/2044	155	151
5.000% due 08/15/2020 - 05/01/2038	696	698
5.000% due 08/01/2035 (d)	1,691	1,588
5.500% due 07/01/2038	1,600	1,576
6.632% due 02/01/2029	20	21

Ginnie Mae
6.000% due 07/01/2038	12,000	12,182
6.375% due 04/20/2028 - 06/20/2030	13	14

Small Business Administration
5.490% due 03/01/2028	1,500	1,511

		27,419

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Strips
0.000% due 11/15/2021	100	54

Total United States (Cost $69,893)		68,659

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 8.7%

CERTIFICATES OF DEPOSIT 0.3%

Dexia Credit Local S.A.
2.654% due 09/29/2008	$300	$300

COMMERCIAL PAPER 4.4%

Citibank N.A.
3.570% due 08/19/2008	500	498
3.570% due 10/23/2008	400	396
3.580% due 10/23/2008	400	396

Danske Corp.
2.750% due 09/22/2008	2,600	2,583

		3,873

REPURCHASE AGREEMENTS 1.2%

Lehman Brothers, Inc.
1.250% due 07/01/2008	100	100
(Dated 06/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $109. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
1.650% due 07/01/2008	976	976
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $997. Repurchase proceeds are $976.)

		1,076

U.S. TREASURY BILLS 2.8%
1.780% due 08/28/2008 - 09/25/2008 (b)(c)	2,500	2,489

Total Short-Term Instruments (Cost $7,739)		7,738

PURCHASED OPTIONS (g) 0.1%
(Cost $185)		106

Total Investments 149.0% (Cost $132,371)		$132,203

Written Options (h) (0.2%) (Premiums $264)		(216)

Other Assets and Liabilities (Net) (48.8%)		(43,257)

Net Assets 100.0%		$88,730

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $2,489 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $1,782 at a weighted average interest rate of 2.433%. On June 30, 2008, securities valued at $1,871 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $1,216 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	26	$30
3-Month Canadian Bankers’ Acceptance September Futures	Short	09/2008	1	1
90-Day Euribor June Futures	Short	06/2009	6	35
90-Day Euribor March Futures	Short	03/2009	3	17
90-Day Euribor September Futures	Short	09/2008	23	0
90-Day Euribor September Futures	Short	09/2009	9	51

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	2	$2
90-Day Eurodollar December Futures	Long	12/2009	57	(165)
90-Day Eurodollar March Futures	Long	03/2009	8	2
90-Day Eurodollar March Futures	Long	03/2010	41	(128)
90-Day Eurodollar September Futures	Long	09/2008	4	3
90-Day Eurodollar September Futures	Long	09/2009	173	(379)
Australia Government 3-Year Bond September Futures	Short	09/2008	3	(2)
Australia Government 10-Year Bond September Futures	Short	09/2008	4	(6)
Euro-Bobl September Futures	Short	09/2008	7	14
Euro-Bund 10-Year Bond September Futures	Long	09/2008	56	(102)
Euro-Schatz September Futures	Short	09/2008	97	98
Japan Government 10-Year Bond September Futures	Long	09/2008	6	80
U.S. Treasury 2-Year Note September Futures	Short	09/2008	77	6
U.S. Treasury 5-Year Note September Futures	Short	09/2008	37	(25)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	80	52
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	22	(35)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	15	(54)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3	(3)
United Kingdom Government 10-Year Bond September Futures	Long	09/2008	3	(10)

				$(518)

(f)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.620%	)	12/20/2012	BOA	$1,000	$11
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.820%	)	09/20/2017	BCLY	100	2
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(0.870%	)	03/20/2018	DUB	1,000	13
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH	2,200	37
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	BCLY	100	10
Computer Sciences Corp. 5.000% due 02/15/2013	Buy	(0.570%	)	03/20/2013	BOA	369	2
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.180%	)	03/20/2018	GSC	200	(6)
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011	LEH	100	1
Daimler Finance N.A. LLC 5.750% due 05/18/2009	Buy	(0.380%	)	06/20/2009	CSFB	100	0
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%		12/20/2008	RBS	400	0
DR Horton, Inc. 6.000% due 04/15/2011	Buy	(3.950%	)	06/20/2011	LEH	100	2
Fannie Mae 5.500% due 06/09/2033	Buy	(0.540%	)	09/20/2013	BNP	300	2
Fannie Mae 5.500% due 06/09/2033	Buy	(0.560%	)	09/20/2013	BNP	400	2
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH	100	16
Freddie Mac 4.500% due 01/15/2014	Buy	(0.540%	)	09/20/2013	BNP	200	1
Freddie Mac 4.500% due 01/15/2014	Buy	(0.560%	)	09/20/2013	BNP	500	2
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	RBS	100	23
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.455%	)	06/20/2012	BOA	200	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%		03/20/2009	GSC	100	(4)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.470%	)	06/20/2018	JPM	100	(1)
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.550%		06/20/2009	MLP	200	(1)
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	BCLY	100	11
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	DUB	100	12
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%	)	03/20/2012	CSFB	100	20
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	DUB	100	2
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%	)	03/20/2016	RBC	100	5
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.570%	)	12/20/2017	LEH	100	3
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB	100	2
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.740%	)	03/20/2018	DUB	200	5
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.750%	)	03/20/2018	BOA	100	2
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%	)	06/20/2012	BEAR	100	3
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	Buy	(1.552%	)	06/20/2018	JPM	200	10
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	Buy	(1.160%	)	09/20/2014	BCLY	200	(4)
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017	GSC	200	16
Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	LEH	100	1
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.500%	)	06/20/2013	DUB	200	5
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.830%	)	09/20/2018	JPM	400	2
Multiple Reference Entities of Gazprom	Sell	1.300%		12/20/2008	HSBC	400	1
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	MSC	200	0
Multiple Reference Entities of Gazprom	Sell	1.680%		04/20/2009	MSC	200	2
Multiple Reference Entities of Gazprom	Sell	1.710%		04/20/2009	MSC	100	1
Multiple Reference Entities of Gazprom	Sell	1.910%		04/20/2009	MSC	100	1
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	DUB	100	2
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	CITI	100	1

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Nordstrom, Inc. 6.250% due 01/15/2018	Buy	(0.975%	)	03/20/2018	DUB	$200	$3
Nucor Corp. 5.750% due 12/01/2017	Buy	(0.365%	)	12/20/2017	BOA	100	1
Pactiv Corp. 6.400% due 01/15/2018	Buy	(1.053%	)	03/20/2018	BOA	200	0
Quest Diagnostics, Inc. 5.450% due 11/01/2015	Buy	(0.915%	)	12/20/2015	BOA	200	4
Royal Caribbean Cruises Ltd. 7.250% due 03/15/2018	Buy	(3.190%	)	03/20/2018	BOA	200	11
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%		12/20/2008	GSC	300	0
Safeway, Inc. 4.950% due 08/16/2010	Buy	(0.300%	)	09/20/2010	CSFB	100	0
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB	100	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	3.300%		03/20/2009	GSC	100	(1)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%		03/20/2009	GSC	100	(1)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	GSC	1,400	(1)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	JPM	600	(1)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.470%		03/20/2013	MSC	1,200	9
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.125%	)	12/20/2016	BEAR	100	10
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC	100	(1)
Universal Health Services, Inc. 7.125% due 06/30/2016	Buy	(1.250%	)	06/20/2016	BOA	1,000	(8)
Valero Energy Corp. 4.750% due 06/15/2013	Buy	(0.410%	)	06/20/2013	LEH	100	5
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%	)	06/20/2017	LEH	100	2
Viacom, Inc. 6.125% due 10/05/2017	Buy	(1.110%	)	12/20/2017	BOA	200	6
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.250%	)	06/20/2016	LEH	200	3
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%	)	06/20/2017	UBS	200	17
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	MSC	100	0
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(0.950%	)	03/20/2018	CITI	200	4

							$274

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	0.787%		06/20/2012	BCLY		$398	$(10)
Dow Jones CDX N.A. HY8 Index	Sell	0.825%		06/20/2012	MSC		894	(17)
Dow Jones CDX N.A. HY8 Index	Sell	0.910%		06/20/2012	MLP		298	(5)
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC		2,600	139
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC		2,200	82
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB		500	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY		100	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB		3,200	5
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC		200	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MSC		400	3
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	GSC		1,900	39
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	MSC		100	0
Dow Jones iTraxx Europe 8SUB Index	Buy	(0.700%	)	12/20/2012	DUB	EUR	600	23
Dow Jones iTraxx Europe 9MAIN Index	Buy	(1.650%	)	06/20/2013	JPM		1,100	(9)
Dow Jones iTraxx Europe 9MAIN Index	Buy	(1.750%	)	06/20/2018	DUB		1,700	28
Dow Jones iTraxx Europe 9SEN4 Index	Buy	(1.750%	)	06/20/2018	DUB		900	(30)
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		200	17
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	DUB		400	34
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		200	17
Home Equity Index AA Rating 2006-1	Sell	0.320%		07/25/2045	CSFB		$100	(10)
Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	DUB		200	0

								$308

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	1,500	$(15)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		5,000	(48)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	MSC		2,300	(22)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		1,800	(16)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		2,300	(21)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		4,400	(29)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	CITI		3,050	(6)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	3,050	$(6)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	BSN	CAD	200	0
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	RBC		300	0
Receive	3-Month Canadian Bank Bill	4.250%	12/20/2013	RBC		600	(3)
Receive	3-Month Hong Kong Bank Bill	4.235%	12/17/2008	GSC	HKD	7,100	(7)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	GSC		$300	(1)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		5,100	(56)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		5,700	13
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		3,900	(37)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	DUB		700	(12)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		1,000	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		1,100	21
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		200	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		12,900	(24)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		700	(9)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		1,000	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		5,100	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		10,800	(93)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		100	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		4,100	(63)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		900	(106)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		200	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC	EUR	500	(29)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	1,200	(28)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		500	(12)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,500	(34)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI		700	(28)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		1,600	(67)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		1,500	(1)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		2,900	(36)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		500	(25)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		300	(15)
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		400	34
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		1,000	94
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		300	25
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		200	17
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		1,300	47
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		900	31
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	2,900	(69)
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	DUB		4,000	(68)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		5,000	(119)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		10,900	(252)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	GSC		200	(10)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		200	(16)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		100	(8)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		200	(17)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	CITI		1,600	51
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		200	13
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC		1,200	84
Receive	6-Month EUR-LIBOR	5.000%	09/19/2012	GSC		800	7
Pay	6-Month EUR-LIBOR	4.000%	03/19/2013	BCLY		2,100	(165)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2013	BCLY		5,500	(398)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		5,400	(363)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		500	(37)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		1,500	(81)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		3,480	269
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		1,900	177
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	HSBC		500	39
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		500	61
Receive	6-Month EUR-LIBOR	4.695%	08/24/2017	MSC		1,400	46
Receive	6-Month EUR-LIBOR	4.703%	08/24/2017	DUB		1,400	45
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	LEH		1,200	(49)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	GSC		1,200	48
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		100	2
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		200	4
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		100	2
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	RBS		100	2
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		100	0
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		800	11
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		400	(12)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		100	10
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		200	1
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BNP		100	(1)

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	CITI	EUR	100	$1
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		300	1
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	MSC		300	20
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		100	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	DUB	GBP	300	(4)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		300	7
Receive	6-Month GBP-LIBOR	5.000%	09/17/2009	MSC		2,000	49
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		1,400	(86)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC		1,400	(93)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MLP		1,000	(66)
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		300	(17)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2010	RBS		300	(12)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		300	(12)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		400	(20)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		4,000	(365)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	DUB		1,100	(40)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,700	(143)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		600	(54)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		100	10
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		1,500	6
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		400	(28)
Receive	6-Month GBP-LIBOR	5.000%	06/18/2018	BCLY		200	(3)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	BCLY		100	6
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	CITI		100	5
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	HSBC		100	6
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		300	7
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		400	(4)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	BCLY		200	(4)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		100	16
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		200	17
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		200	7
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	DUB	JPY	850,000	0
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC		80,000	0
Receive	6-Month JPY-LIBOR	2.020%	05/18/2010	GSC		17,000	(3)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		40,000	1
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		250,000	12
Receive	6-Month JPY-LIBOR	1.750%	12/17/2015	UBS		210,000	(21)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		60,000	(10)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		70,000	31

							$(2,163)

(g)	Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.500	08/22/2008	47	$2	$0
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.000	08/22/2008	53	2	1
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	224	4	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	119	2	2

				$10	$5

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	3,700	$18	$10
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$12,000	65	57
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		800	8	4
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		500	5	2
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,700	28	13
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008		4,500	42	12
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		500	6	2

								$172	$100

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 08/01/2038	$90.000	08/06/2008	$2,000	$0	$0
Put - OTC Freddie Mac 5.500% due 08/01/2038	86.000	08/06/2008	1,600	0	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	88.500	09/04/2008	20,000	3	1

				$3	$1

(h)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$ 109.500	07/25/2008	8	$4	$0
Put - CBOT U.S. Treasury 10-Year Note August Futures	110.500	07/25/2008	27	16	3

				$20	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	300	$7	$8
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		500	13	13
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		1,000	13	11
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		1,000	13	11
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008		1,400	21	47
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		1,200	16	11
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$4,000	59	54
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		200	5	3
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		100	3	2
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		200	7	4
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		900	29	18
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008		1,500	40	20
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		200	7	4

								$233	$206

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	1.680	07/03/2008	$300	$2	$0
Call - OTC U.S. dollar versus Brazilian real		1.630	07/29/2008	500	4	5
Call - OTC U.S. dollar versus Brazilian real		1.640	07/30/2008	300	3	2
Put - OTC U.S. dollar versus Japanese yen	JPY	80.000	08/21/2008	500	2	0

					$11	$7

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR	Premium
Balance at 12/31/2007	12	$7,500	AUD	0	EUR 1,200	$99
Sales	327	19,300		1,200	4,200	496
Closing Buys	(144)	(17,500)		(1,200)	0	(231)
Expirations	(160)	(600)		0	0	(100)
Exercised	0	0		0	0	0

Balance at 06/30/2008	35	$8,700	AUD	0	EUR 5,400	$264

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

(i)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	07/01/2038	$4,600	$4,400	$4,410
Fannie Mae	5.500%	07/01/2038	2,000	1,976	1,972
Fannie Mae	6.000%	07/01/2038	2,000	2,019	2,019
U.S. Treasury Bonds	5.000%	05/15/2037	300	309	326
U.S. Treasury Notes	2.500%	03/31/2013	200	190	194
U.S. Treasury Notes	3.375%	06/30/2013	3,800	3,786	3,818
U.S. Treasury Notes	3.500%	02/15/2018	200	189	196
U.S. Treasury Notes	3.875%	05/15/2018	920	891	920
U.S. Treasury Notes	4.250%	08/15/2013	1,300	1,354	1,380

				$15,114	$15,235

(3)	Market value includes $44 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	1,117	04/2009	$0	$(3)	$(3)
Sell	AUD	662	07/2008	0	(5)	(5)
Buy		50	08/2008	0	0	0
Buy	BRL	4,797	07/2008	488	0	488
Sell		4,797	07/2008	0	(302)	(302)
Buy		1,792	12/2008	96	0	96
Sell		1,022	12/2008	0	(53)	(53)
Sell	CAD	1,105	08/2008	10	0	10
Buy	CLP	6,033	07/2008	0	(1)	(1)
Sell		6,033	07/2008	1	0	1
Buy		4,000	12/2008	0	(1)	(1)
Buy		6,033	05/2009	0	(1)	(1)
Buy	CNY	1,657	11/2008	4	0	4
Buy		9,818	05/2009	15	0	15
Buy		1,638	05/2010	0	(3)	(3)
Sell	DKK	655	09/2008	0	(2)	(2)
Buy	EUR	180	07/2008	0	0	0
Sell		9,752	07/2008	0	(157)	(157)
Sell	GBP	1,340	08/2008	0	(15)	(15)
Buy	HKD	472	07/2008	0	0	0
Buy	JPY	600,781	07/2008	81	0	81
Sell		1,333,794	07/2008	0	(208)	(208)
Buy	KRW	629,376	08/2008	0	(70)	(70)
Sell		337,158	08/2008	0	0	0
Buy	MXN	925	07/2008	6	0	6
Sell		925	07/2008	0	(6)	(6)
Buy		78	11/2008	0	0	0
Buy	MYR	930	08/2008	6	(1)	5
Buy		1,707	11/2008	0	(20)	(20)
Buy	NOK	636	09/2008	2	0	2
Sell	NZD	579	07/2008	0	(3)	(3)
Buy	PHP	28,707	08/2008	0	(16)	(16)
Buy	PLN	555	07/2008	58	0	58
Sell		555	07/2008	0	(8)	(8)
Buy		555	05/2009	8	0	8
Buy	RUB	10,227	07/2008	32	0	32
Sell		10,227	07/2008	0	(16)	(16)
Buy		8,834	11/2008	15	0	15
Buy		3,128	05/2009	3	0	3
Buy	SAR	938	04/2009	0	(2)	(2)
Buy	SEK	461	09/2008	0	0	0
Buy	SGD	243	08/2008	7	0	7
Buy		1,084	11/2008	11	0	11
Buy	TWD	3,523	09/2008	0	(1)	(1)
Buy	ZAR	70	07/2008	0	0	0
Sell		70	07/2008	0	0	0
Buy		70	12/2008	0	0	0

				$843	$(894)	$(51)

18	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$129,546	$2,657	$132,203
Other Financial Instruments ++	(518)	(16,977)	(62)	(17,557)

Total	$(518)	$112,569	$2,595	$114,646

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$243	$2,573	$0	$(19)	$(140)	$2,657
Other Financial Instruments ++	(9)	0	0	(52)	(1)	(62)

Total	$234	$2,573	$0	$(71)	$(141)	$2,595

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	19

Notes to Financial Statements

1.  ORGANIZATION

The Foreign Bond Portfolio U.S. Dollar-Hedged (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(k) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(q) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA

Semiannual Report	June 30, 2008	23

Notes to Financial Statements (Cont.)

are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(r) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$322,361	$336,755	$148,309	$115,317

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	3,284	33,626	2,302	23,104
Issued as reinvestment of distributions
Institutional Class	0	0	1	1
Administrative Class	110	1,125	216	2,171
Cost of shares redeemed
Institutional Class	(1)	0	0	0
Administrative Class	(1,200)	(12,203)	(1,826)	(18,288)
Net increase resulting from Portfolio share transactions	2,193	$22,548	693	$6,988

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100	*
Administrative Class	5	83

*	Allianz Dresdner Asset Management, an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

Semiannual Report	June 30, 2008	25

Notes to Financial Statements (Cont.)

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 2,012	$ (2,180)	$ (168)

26	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	27

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

28	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Foreign Bond Portfolio
(U.S. Dollar-Hedged)

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2008

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

United States	51.9%
Japan	14.3%
France	8.3%
Germany	6.8%
Short-Term Instruments	5.9%
Spain	2.8%
Other	10.0%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008

	6 Months*	1 Year	5 Years	Class Inception (04/10/00)**
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class	-0.52%	3.86%	3.07%	4.99%
JPMorgan GBI Global ex-U.S. Index Hedged in USD±	-0.24%	4.83%	3.58%	4.96%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Institutional Class shares.

± JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$994.84	$1,021.08
Expenses Paid During Periodà	$3.77	$3.82

à Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to U.S. duration and a curve-steepening bias in January and February 2008 contributed to returns as U.S. yields fell and the yield curve steepened over that time frame.

»	An overweight to U.K. duration and a curve-steepening bias for the entire period detracted from returns as U.K. yields rose and the yield curve flattened.

»	An overweight to European interest rates during the first quarter benefited performance as government bond yields rose during that time frame.

»	Exposure to short-dated U.K. interest rate swaps throughout the period detracted from performance as swap spreads widened versus U.K. Gilts.

»	An overweight to mortgage-backed securities detracted from performance as mortgage-backed securities underperformed U.S. Treasuries during the first half of the year.

»	An overweight to corporate bonds of financial institutions detracted from performance as they underperformed U.S. Treasuries.

4	PIMCO Variable Insurance Trust

Financial Highlights Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Institutional Class
Net asset value beginning of year or period	$10.12	$10.10	$10.34	$10.15	$10.03	$10.07
Net investment income (a)	0.17	0.36	0.38	0.29	0.24	0.27
Net realized/unrealized gain (loss) on investments	(0.22)	0.01	(0.14)	0.24	0.33	(0.03)
Total income (loss) from investment operations	(0.05)	0.37	0.24	0.53	0.57	0.24
Dividends from net investment income	(0.15)	(0.35)	(0.35)	(0.26)	(0.22)	(0.28)
Distributions from net realized capital gains	0.00	0.00	(0.13)	(0.08)	(0.23)	0.00
Total distributions	(0.15)	(0.35)	(0.48)	(0.34)	(0.45)	(0.28)
Net asset value end of year or period	$9.92	$10.12	$10.10	$10.34	$10.15	$10.03
Total return	(0.52)%	3.77%	2.34%	5.28%	5.68%	2.39%
Net assets end of year or period (000s)	$15	$15	$14	$14	$13	$13
Ratio of expenses to average net assets	0.76%*	0.75%	0.75%	0.75%	0.75%	0.78%
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	3.43%*	3.62%	3.69%	2.81%	2.37%	2.69%
Portfolio turnover rate	383%	621%	281%	453%	515%	600%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$131,127
Repurchase agreements, at value	1,076
Cash	108
Deposits with counterparty	1,216
Foreign currency, at value	984
Receivable for investments sold	47,553
Receivable for investments sold on a delayed-delivery basis	182
Receivable for Portfolio shares sold	205
Interest and dividends receivable	1,226
Variation margin receivable	29
Swap premiums paid	745
Unrealized appreciation on foreign currency contracts	843
Unrealized appreciation on swap agreements	2,051
187,345

Liabilities:
Payable for the reverse repurchase agreements	$1,774
Payable for investments purchased	44,750
Payable for investments purchased on a delayed-delivery basis	30,493
Payable for Portfolio shares redeemed	53
Payable for short sales	15,235
Written options outstanding	216
Accrued investment advisory fee	18
Accrued administrative fee	35
Accrued servicing fee	10
Variation margin payable	1
Swap premiums received	1,503
Unrealized depreciation on foreign currency contracts	894
Unrealized depreciation on swap agreements	3,632
Other liabilities	1
98,615

Net Assets	$88,730

Net Assets Consist of:
Paid in capital	$90,680
(Overdistributed) net investment income	(1,060)
Accumulated undistributed net realized gain	1,663
Net unrealized (depreciation)	(2,553)
$88,730

Net Assets:
Institutional Class	$15
Administrative Class	88,715

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	8,946

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.92
Administrative Class	9.92

Cost of Investments Owned	$131,295
Cost of Repurchase Agreements Owned	$1,076
Cost of Foreign Currency Held	$984
Proceeds Received on Short Sales	$15,114
Premiums Received on Written Options	$264

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$1,667
Dividends	21
Miscellaneous income	1
Total Income	1,689

Expenses:
Investment advisory fees	102
Administrative fees	203
Servicing fees – Administrative Class	61
Trustees’ fees	1
Interest expense	4
Total Expenses	371

Net Investment Income	1,318

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,142
Net realized gain on futures contracts, written options and swaps	1,118
Net realized (loss) on foreign currency transactions	(723)
Net change in unrealized (depreciation) on investments	(2,080)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(2,075)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(720)
Net (Loss)	(2,338)

Net (Decrease) in Net Assets Resulting from Operations	$(1,020)

*Foreign tax withholdings	$1

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,318	$2,245
Net realized gain (loss)	2,537	(1,222)
Net change in unrealized appreciation (depreciation)	(4,875)	1,281
Net increase (decrease) resulting from operations	(1,020)	2,304

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(1,125)	(2,171)

Total Distributions	(1,125)	(2,172)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	33,626	23,104
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	1,125	2,171
Cost of shares redeemed
Administrative Class	(12,203)	(18,288)
Net increase resulting from Portfolio share transactions	22,548	6,988

Total Increase in Net Assets	20,403	7,120

Net Assets:
Beginning of period	68,327	61,207
End of period*	$88,730	$68,327

*Including (overdistributed) net investment income of:	$(1,060)	$(1,253)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Foreign Bond Portfolio (U.S. Dollar-Hedged)	(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.9%

Medallion Trust
2.768% due 05/25/2035		$189	$179

Puma Finance Ltd.
7.820% due 08/22/2037	AUD	264	248

Torrens Trust Series 2007-1 A
8.067% due 10/19/2038		429	400

Total Australia (Cost $835)			827

CANADA 2.9%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	500	493

Canada Housing Trust No. 1
3.950% due 06/15/2013		700	687

Canadian Government Bond
4.000% due 06/01/2016		600	602

Golden Credit Card Trust
5.106% due 04/15/2017		500	494

Province of Ontario Canada
6.200% due 06/02/2031		200	234

Province of Quebec Canada
5.000% due 12/01/2038		100	101

Total Canada (Cost $2,640)			2,611

CAYMAN ISLANDS 0.6%

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$200	200

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		200	174

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	85

Transocean, Inc.
2.873% due 09/05/2008		100	100

Total Cayman Islands (Cost $611)			559

DENMARK 0.1%

Nykredit Realkredit A/S
4.000% due 01/01/2010	DKK	400	83
6.000% due 10/01/2029		48	10

Realkredit Danmark A/S
4.000% due 01/01/2010		200	41

Total Denmark (Cost $122)			134

FRANCE 12.4%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	200	306

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		100	134

CM-CIC Covered Bonds
5.250% due 06/09/2010		100	157

Credit Agricole S.A.
6.637% due 05/29/2049		$100	84

France Government Bond
4.000% due 10/25/2038	EUR	100	133
4.000% due 04/25/2055		100	130
5.500% due 04/25/2010		110	175
5.750% due 10/25/2032		2,650	4,588

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

French Treasury Notes
3.000% due 01/12/2011	EUR	3,380	$5,105

Vivendi
5.750% due 04/04/2013		$200	198

Total France (Cost $10,639)			11,010

GERMANY 10.1%

Deutsche Bank AG
4.875% due 05/20/2013		$500	493

Driver One GmbH
4.594% due 10/21/2015	EUR	200	309

Kreditanstalt fuer Wiederaufbau
1.750% due 03/23/2010	JPY	11,000	105

Republic of Germany
3.750% due 01/04/2015	EUR	900	1,346
4.000% due 01/04/2037		100	136
4.250% due 07/04/2014		1,500	2,313
4.250% due 07/04/2039		200	284
4.750% due 07/04/2028		30	46
4.750% due 07/04/2034		300	460
5.500% due 01/04/2031		400	674
5.625% due 01/04/2028		650	1,106
6.250% due 01/04/2024		200	360
6.250% due 01/04/2030		100	184
6.500% due 07/04/2027		590	1,103

Total Germany (Cost $8,569)			8,919

ICELAND 0.1%

Glitnir Banki HF
3.204% due 01/18/2012		$100	78

Total Iceland (Cost $100)			78

IRELAND 0.8%

Bank of Ireland
2.819% due 12/19/2008		$100	100

Immeo Residential Finance PLC
5.118% due 12/15/2016	EUR	97	139

Ireland Government Bond
4.400% due 06/18/2019		300	446

Total Ireland (Cost $705)			685

ITALY 1.3%

AUTO Asset-Backed Securities
4.969% due 10/25/2020	EUR	200	307

Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009		360	566
5.500% due 11/01/2010		110	175

Seashell Securities PLC
5.129% due 07/25/2028		55	87

Total Italy (Cost $1,080)			1,135

JAPAN 21.4%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	145

Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	85

Japan Government Bond
0.900% due 12/20/2012	JPY	370,000	3,453

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
1.100% due 09/20/2012	JPY	50,000	$472
1.200% due 03/20/2012		225,000	2,133
1.500% due 12/20/2017		230,000	2,156
1.800% due 06/20/2017		20,000	193
2.300% due 06/20/2035		70,000	646
2.400% due 03/20/2034		20,000	189
2.500% due 09/20/2035		260,000	2,500
2.500% due 06/20/2036		90,000	862
2.500% due 09/20/2036		10,000	96
2.500% due 09/20/2037		120,000	1,152

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		40,360	377
1.100% due 12/10/2016		371,480	3,512
1.156% due 02/28/2016		14,856	138
1.200% due 12/10/2017		80,400	760

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	90

Total Japan (Cost $18,264)			18,959

JERSEY, CHANNEL ISLANDS 0.0%

Haus Ltd.
4.779% due 12/10/2037	EUR	15	22

Total Jersey, Channel Islands (Cost $14)			22

LIBERIA 0.2%

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		$200	170

Total Liberia (Cost $187)			170

LUXEMBOURG 0.3%

Silver Arrow S.A.
4.544% due 08/15/2014	EUR	185	290

Total Luxembourg (Cost $286)			290

NETHERLANDS 1.1%

Rabobank Nederland NV
3.119% due 05/19/2010		$900	899

Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		100	100

Total Netherlands (Cost $1,000)			999

NORWAY 0.4%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	200	311

Total Norway (Cost $308)			311

RUSSIA 0.5%

Gaz Capital S.A.
7.343% due 04/11/2013		$100	103
8.146% due 04/11/2018		100	104

VTB Capital S.A.
3.384% due 08/01/2008		200	198

Total Russia (Cost $400)			405

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	$152

Total South Korea (Cost $154)			152

SPAIN 4.2%

Bankinter S.A.
5.000% due 05/14/2010	EUR	100	155

MBS Bancaja Fondo De Titulizacion Activos
5.030% due 11/17/2035		104	154

Santander Hipotecario
4.927% due 07/15/2042		195	283

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$100	97

Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009		100	99
2.844% due 02/06/2009		200	199

Spain Government Bond
4.400% due 01/31/2015	EUR	1,800	2,762

Total Spain (Cost $3,773)			3,749

SWITZERLAND 2.0%

Credit Suisse New York, Inc.
5.000% due 05/15/2013		$800	780

UBS AG
3.704% due 05/05/2010		400	399
5.750% due 04/25/2018		500	479
5.875% due 12/20/2017		100	97

Total Switzerland (Cost $1,795)			1,755

UNITED KINGDOM 3.3%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	600	912

Barclays Bank PLC
6.050% due 12/04/2017		$300	295
7.700% due 04/29/2049		600	613
8.250% due 02/28/2049	GBP	100	203

HBOS PLC
5.920% due 09/29/2049		$300	214
6.750% due 05/21/2018		200	192

HSBC Holdings PLC
6.500% due 05/02/2036		400	374

Lloyds TSB Bank PLC
2.812% due 11/29/2049		100	65
5.625% due 07/15/2049	EUR	40	62

Total United Kingdom (Cost $3,072)			2,930

UNITED STATES 77.4%

ASSET-BACKED SECURITIES 8.8%

ACE Securities Corp.
2.532% due 07/25/2036		$47	47
2.532% due 08/25/2036		39	39

AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		475	475

Amortizing Residential Collateral Trust
2.772% due 07/25/2032		1	1
3.182% due 10/25/2031		2	2

Amresco Residential Securities Mortgage Loan Trust
3.422% due 06/25/2029		1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Asset-Backed Funding Certificates
2.542% due 01/25/2037	$93	$90

BA Credit Card Trust
2.671% due 01/15/2013	500	496
3.051% due 04/15/2013	500	499

Bear Stearns Asset-Backed Securities Trust
2.552% due 12/25/2036	183	169

Capital Auto Receivables Asset Trust
3.391% due 03/15/2011	200	201

Chase Issuance Trust
2.461% due 07/15/2011	200	199
3.121% due 11/15/2011	900	902
3.371% due 05/16/2011	200	201

Citibank Omni Master Trust
3.597% due 03/20/2013	400	400

Citigroup Mortgage Loan Trust, Inc.
2.532% due 10/25/2036	30	29

Countrywide Asset-Backed Certificates
2.532% due 01/25/2037	23	23
2.562% due 06/25/2037	179	176

CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032	2	2

CSAB Mortgage-Backed Trust
2.582% due 06/25/2036	9	9

Daimler Chrysler Auto Trust
3.298% due 10/08/2010	200	200
3.378% due 07/08/2011	500	502

First Alliance Mortgage Loan Trust
2.712% due 12/20/2027	2	1

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036	116	112

Ford Credit Auto Owner Trust
2.776% due 06/15/2009	421	421
3.371% due 01/15/2011	400	401
3.891% due 06/15/2012	300	303

Franklin Auto Trust
4.062% due 06/20/2012	200	200

GSR Mortgage Loan Trust
2.582% due 11/25/2030	5	4

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	117	112

Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037	87	86

Long Beach Mortgage Loan Trust
2.762% due 10/25/2034	12	10

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	47	46

Morgan Stanley ABS Capital I
2.532% due 09/25/2036	83	81

Nelnet Student Loan Trust
3.150% due 04/27/2015	200	201

New Century Home Equity Loan Trust
2.652% due 02/25/2036	72	72

Residential Asset Securities Corp.
2.522% due 08/25/2036	26	26
2.982% due 07/25/2032	5	4

SACO I, Inc.
2.542% due 05/25/2036	15	11

Sears Credit Account Master Trust
2.691% due 04/16/2013	200	197

Securitized Asset-Backed Receivables LLC Trust
2.542% due 03/25/2036	13	13

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SLM Student Loan Trust
2.982% due 10/25/2017 (a)		$400	$400

Soundview Home Equity Loan Trust
2.562% due 01/25/2037		109	107

Structured Asset Investment Loan Trust
2.532% due 05/25/2036		20	20

Structured Asset Securities Corp.
2.532% due 10/25/2036		95	92
2.772% due 01/25/2033		4	4

Wells Fargo Home Equity Trust
2.712% due 10/25/2035		59	57
2.722% due 10/25/2035		80	78
2.722% due 11/25/2035		56	56

			7,778

CORPORATE BONDS & NOTES 29.4%

Allstate Life Global Funding II
3.328% due 05/21/2010		600	597

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	200

American Express Bank FSB
2.542% due 04/26/2010		300	296
2.612% due 05/29/2012		200	188
5.500% due 04/16/2013		300	294

American Express Co.
7.000% due 03/19/2018		400	406

American Express Credit Corp.
2.541% due 05/18/2009		100	99
3.882% due 05/27/2010		100	99

American International Group, Inc.
5.850% due 01/16/2018		200	188
8.000% due 05/22/2038	EUR	500	777
8.175% due 05/15/2058		$400	378

AutoZone, Inc.
5.875% due 10/15/2012		1,000	999

Bank of America Corp.
4.625% due 02/07/2017	EUR	200	276
5.650% due 05/01/2018		$300	281
8.125% due 12/29/2049		500	473

Bank of America N.A.
3.316% due 05/12/2010		400	398

Bear Stearns Cos., Inc.
3.129% due 01/31/2011		200	194
6.400% due 10/02/2017		100	99
6.950% due 08/10/2012		200	208
7.250% due 02/01/2018		1,000	1,047

BellSouth Corp.
2.776% due 08/15/2008		100	100

Caterpillar Financial Services Corp.
3.329% due 06/25/2010		400	400
3.559% due 06/24/2011		500	500

Charter One Bank N.A.
2.957% due 04/24/2009		250	249

Citigroup Capital XXI
8.300% due 12/21/2057		200	190

Citigroup Funding, Inc.
3.820% due 05/07/2010		700	695

Citigroup, Inc.
2.848% due 12/26/2008		100	100
5.500% due 04/11/2013		800	782
8.400% due 04/29/2049		200	190

Comcast Corp.
3.010% due 07/14/2009		200	198

Computer Sciences Corp.
5.000% due 02/15/2013		369	358
6.500% due 03/15/2018		200	202

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009		$152	$152

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		200	201

CVS Caremark Corp.
5.750% due 08/15/2011		100	103

Daimler Finance North America LLC
5.750% due 05/18/2009		100	101

DR Horton, Inc.
6.000% due 04/15/2011		100	92

Duke Energy Carolinas LLC
6.050% due 04/15/2038		200	199

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015		100	101

General Electric Capital Corp.
3.558% due 05/22/2013		200	199
6.375% due 11/15/2067		100	95

GMAC LLC
3.926% due 05/15/2009		100	94

Goldman Sachs Group, Inc.
2.561% due 12/23/2009		400	394
2.841% due 12/23/2008		200	199
2.891% due 12/22/2008		100	98
5.375% due 02/15/2013	EUR	200	300
6.150% due 04/01/2018		$200	195

International Lease Finance Corp.
5.400% due 02/15/2012		100	90

iStar Financial, Inc.
5.150% due 03/01/2012		100	83

JC Penney Corp., Inc.
8.000% due 03/01/2010		100	104

JPMorgan & Co., Inc. CPI Linked Bond
5.886% due 02/15/2012		10	10

JPMorgan Chase & Co.
2.929% due 06/25/2012		100	98
5.058% due 02/22/2021	CAD	100	92
6.000% due 01/15/2018		$500	489

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		600	585

JPMorgan Chase Capital XX
6.550% due 09/29/2036		100	87

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		100	86

Kraft Foods, Inc.
6.250% due 06/01/2012		100	102

Lehman Brothers Holdings, Inc.
2.851% due 12/23/2008		300	294
5.625% due 01/24/2013		300	284
6.875% due 05/02/2018		200	194

Mandalay Resort Group
9.500% due 08/01/2008		100	100

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		200	195

Merck & Co., Inc.
4.750% due 03/01/2015		100	99

Merrill Lynch & Co., Inc.
2.831% due 12/22/2008		300	298
2.960% due 10/23/2008		100	99
4.966% due 05/12/2010		700	689
6.875% due 04/25/2018		400	382

Metropolitan Life Global Funding I
5.125% due 04/10/2013		300	296

Morgan Stanley
2.844% due 02/09/2009		200	198
4.778% due 05/14/2010		300	299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 04/28/2015	$700	$671
6.625% due 04/01/2018	500	475

National Rural Utilities Cooperative Finance Corp.
3.566% due 07/01/2010	100	100

Nationwide Health Properties, Inc.
6.500% due 07/15/2011	100	101

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	100	98

NGPL Pipe Co. LLC
7.119% due 12/15/2017	100	103

Nordstrom, Inc.
6.250% due 01/15/2018	200	195

Nucor Corp.
5.750% due 12/01/2017	100	100

Pactiv Corp.
6.400% due 01/15/2018	200	200

Pricoa Global Funding I
3.473% due 06/04/2010	800	800

Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	200

Quest Diagnostics, Inc.
5.450% due 11/01/2015	200	190

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	100	100

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	86

Safeway, Inc.
4.950% due 08/16/2010	100	101

Sprint Nextel Corp.
6.000% due 12/01/2016	100	86

State Street Capital Trust IV
3.776% due 06/15/2037	100	77

Target Corp.
7.000% due 01/15/2038	200	206

Time Warner, Inc.
2.915% due 11/13/2009	100	97

U.S. Bancorp
2.512% due 04/28/2009	100	100

Universal Health Services, Inc.
7.125% due 06/30/2016	1,000	1,031

Valero Energy Corp.
4.750% due 06/15/2013	100	95

Verizon Communications, Inc.
5.500% due 04/01/2017	100	96

Viacom, Inc.
6.125% due 10/05/2017	200	192
6.250% due 04/30/2016	200	194

Wachovia Bank N.A.
2.841% due 03/23/2009	250	249

Wachovia Corp.
5.500% due 05/01/2013	400	383

Wells Fargo & Co.
4.375% due 01/31/2013	100	97

Xerox Corp.
9.750% due 01/15/2009	200	206

Yum! Brands, Inc.
6.250% due 03/15/2018	200	196

		26,062

MORTGAGE-BACKED SECURITIES 6.9%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	195	194

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	$152	$147

BCAP LLC Trust
2.652% due 01/25/2037	238	152

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	280	268
4.550% due 08/25/2035	129	125

Bear Stearns Alt-A Trust
2.642% due 02/25/2034	170	123
5.558% due 11/25/2035	115	96
5.701% due 09/25/2035	107	88
5.939% due 03/25/2036	227	173
6.250% due 08/25/2036	137	107

Bear Stearns Structured Products, Inc.
5.777% due 12/26/2046	89	74

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	100	95

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	73	69
4.748% due 08/25/2035	46	44

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	100	105

Countrywide Alternative Loan Trust
2.689% due 03/20/2046	178	126
2.762% due 02/25/2037	143	105
5.250% due 06/25/2035	51	44

Countrywide Home Loan Mortgage Pass-Through Trust
2.712% due 05/25/2035	86	65
2.802% due 03/25/2035	170	128
2.812% due 02/25/2035	22	18
4.799% due 11/25/2034	38	36

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	300	230

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	4	4

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	55	54

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	15	15

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	92	91

Greenpoint Mortgage Funding Trust
2.562% due 01/25/2047	246	233

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	200	187

Harborview Mortgage Loan Trust
2.702% due 05/19/2035	80	61
5.172% due 05/19/2033	23	23

JPMorgan Mortgage Trust
4.500% due 08/25/2019	143	141

Mellon Residential Funding Corp.
2.911% due 12/15/2030	38	36

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	200	184

MLCC Mortgage Investors, Inc.
2.851% due 03/15/2025	9	7
4.430% due 10/25/2035	71	67

Morgan Stanley Capital I
5.560% due 03/12/2044	100	96

Residential Accredit Loans, Inc.
2.662% due 06/25/2046	232	166
2.692% due 04/25/2046	208	149

Structured Adjustable Rate Mortgage Loan Trust
4.590% due 04/25/2034	27	26

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Structured Asset Mortgage Investments, Inc.
2.692% due 05/25/2046	$31	$23
2.702% due 05/25/2036	235	165
2.772% due 07/19/2034	11	9
2.812% due 09/19/2032	10	9
2.832% due 03/19/2034	19	17

TBW Mortgage-Backed Pass-Through Certificates
2.592% due 01/25/2037	82	79
5.970% due 09/25/2036	200	146

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	132	127

Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	206	194

WaMu Mortgage Pass-Through Certificates
2.712% due 04/25/2045	25	20
2.792% due 01/25/2045	23	18
3.022% due 12/25/2027	63	57
4.361% due 02/27/2034	24	22
4.508% due 06/25/2046	117	85
4.528% due 02/25/2046	273	201
5.756% due 03/25/2033	56	55

Washington Mutual Alternative Mortgage Pass-Through Certificates
4.468% due 07/25/2046	79	56

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/2034	120	117
4.500% due 11/25/2018	90	87
4.622% due 06/25/2035	258	253
4.950% due 03/25/2036	226	218
5.577% due 04/25/2036	43	43

		6,153

MUNICIPAL BONDS & NOTES 0.6%

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	100	96

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	95	96

Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023	100	102

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	251

		545

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.7%

DG Funding Trust
5.041% due 12/31/2049	65	$648

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 30.9%

Fannie Mae
2.602% due 03/25/2034	$24	23
2.632% due 08/25/2034	15	15
2.832% due 09/25/2042	64	59
4.205% due 11/01/2034	234	238
4.666% due 05/25/2035	97	98
4.940% due 12/01/2034	37	38
4.994% due 10/01/2044	78	79
5.000% due 07/01/2038	2,500	2,397
5.480% due 07/01/2018	200	202
5.500% due 11/01/2016 - 04/01/2048	2,892	2,833
5.500% due 02/01/2035 (d)	285	282
6.000% due 11/01/2036 - 07/25/2044	1,600	1,602
6.500% due 08/01/2037	100	103

Freddie Mac
2.701% due 02/15/2019	337	330
2.971% due 12/15/2032	184	184
4.500% due 03/15/2016	482	484
4.690% due 03/01/2035	329	332
4.981% due 04/01/2035	376	379
4.994% due 10/25/2044	155	151
5.000% due 08/15/2020 - 05/01/2038	696	698
5.000% due 08/01/2035 (d)	1,691	1,588
5.500% due 07/01/2038	1,600	1,576
6.632% due 02/01/2029	20	21

Ginnie Mae
6.000% due 07/01/2038	12,000	12,182
6.375% due 04/20/2028 - 06/20/2030	13	14

Small Business Administration
5.490% due 03/01/2028	1,500	1,511

		27,419

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Strips
0.000% due 11/15/2021	100	54

Total United States (Cost $69,893)		68,659

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 8.7%

CERTIFICATES OF DEPOSIT 0.3%

Dexia Credit Local S.A.
2.654% due 09/29/2008	$300	$300

COMMERCIAL PAPER 4.4%

Citibank N.A.
3.570% due 08/19/2008	500	498
3.570% due 10/23/2008	400	396
3.580% due 10/23/2008	400	396

Danske Corp.
2.750% due 09/22/2008	2,600	2,583

		3,873

REPURCHASE AGREEMENTS 1.2%

Lehman Brothers, Inc.
1.250% due 07/01/2008	100	100
(Dated 06/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $109. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
1.650% due 07/01/2008	976	976
(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $997. Repurchase proceeds are $976.)

		1,076

U.S. TREASURY BILLS 2.8%
1.780% due 08/28/2008 - 09/25/2008 (b)(c)	2,500	2,489

Total Short-Term Instruments (Cost $7,739)		7,738

PURCHASED OPTIONS (g) 0.1%
(Cost $185)		106

Total Investments 149.0% (Cost $132,371)		$132,203

Written Options (h) (0.2%) (Premiums $264)		(216)

Other Assets and Liabilities (Net) (48.8%)		(43,257)

Net Assets 100.0%		$88,730

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $2,489 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(d)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $1,782 at a weighted average interest rate of 2.433%. On June 30, 2008, securities valued at $1,871 were pledged as collateral for reverse repurchase agreements.
(e)	Cash of $1,216 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	26	$30
3-Month Canadian Bankers’ Acceptance September Futures	Short	09/2008	1	1
90-Day Euribor June Futures	Short	06/2009	6	35
90-Day Euribor March Futures	Short	03/2009	3	17
90-Day Euribor September Futures	Short	09/2008	23	0
90-Day Euribor September Futures	Short	09/2009	9	51

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	2	$2
90-Day Eurodollar December Futures	Long	12/2009	57	(165)
90-Day Eurodollar March Futures	Long	03/2009	8	2
90-Day Eurodollar March Futures	Long	03/2010	41	(128)
90-Day Eurodollar September Futures	Long	09/2008	4	3
90-Day Eurodollar September Futures	Long	09/2009	173	(379)
Australia Government 3-Year Bond September Futures	Short	09/2008	3	(2)
Australia Government 10-Year Bond September Futures	Short	09/2008	4	(6)
Euro-Bobl September Futures	Short	09/2008	7	14
Euro-Bund 10-Year Bond September Futures	Long	09/2008	56	(102)
Euro-Schatz September Futures	Short	09/2008	97	98
Japan Government 10-Year Bond September Futures	Long	09/2008	6	80
U.S. Treasury 2-Year Note September Futures	Short	09/2008	77	6
U.S. Treasury 5-Year Note September Futures	Short	09/2008	37	(25)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	80	52
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	22	(35)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	15	(54)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3	(3)
United Kingdom Government 10-Year Bond September Futures	Long	09/2008	3	(10)

				$(518)

(f)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.620%	)	12/20/2012	BOA	$1,000	$11
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.820%	)	09/20/2017	BCLY	100	2
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(0.870%	)	03/20/2018	DUB	1,000	13
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH	2,200	37
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	BCLY	100	10
Computer Sciences Corp. 5.000% due 02/15/2013	Buy	(0.570%	)	03/20/2013	BOA	369	2
Computer Sciences Corp. 6.500% due 03/15/2018	Buy	(1.180%	)	03/20/2018	GSC	200	(6)
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011	LEH	100	1
Daimler Finance N.A. LLC 5.750% due 05/18/2009	Buy	(0.380%	)	06/20/2009	CSFB	100	0
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%		12/20/2008	RBS	400	0
DR Horton, Inc. 6.000% due 04/15/2011	Buy	(3.950%	)	06/20/2011	LEH	100	2
Fannie Mae 5.500% due 06/09/2033	Buy	(0.540%	)	09/20/2013	BNP	300	2
Fannie Mae 5.500% due 06/09/2033	Buy	(0.560%	)	09/20/2013	BNP	400	2
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH	100	16
Freddie Mac 4.500% due 01/15/2014	Buy	(0.540%	)	09/20/2013	BNP	200	1
Freddie Mac 4.500% due 01/15/2014	Buy	(0.560%	)	09/20/2013	BNP	500	2
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	RBS	100	23
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.455%	)	06/20/2012	BOA	200	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%		03/20/2009	GSC	100	(4)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.470%	)	06/20/2018	JPM	100	(1)
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.550%		06/20/2009	MLP	200	(1)
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	BCLY	100	11
International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017	DUB	100	12
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%	)	03/20/2012	CSFB	100	20
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	DUB	100	2
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%	)	03/20/2016	RBC	100	5
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.570%	)	12/20/2017	LEH	100	3
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB	100	2
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.740%	)	03/20/2018	DUB	200	5
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.750%	)	03/20/2018	BOA	100	2
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%	)	06/20/2012	BEAR	100	3
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	Buy	(1.552%	)	06/20/2018	JPM	200	10
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	Buy	(1.160%	)	09/20/2014	BCLY	200	(4)
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017	GSC	200	16
Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	LEH	100	1
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.500%	)	06/20/2013	DUB	200	5
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.830%	)	09/20/2018	JPM	400	2
Multiple Reference Entities of Gazprom	Sell	1.300%		12/20/2008	HSBC	400	1
Multiple Reference Entities of Gazprom	Sell	1.330%		12/20/2008	MSC	200	0
Multiple Reference Entities of Gazprom	Sell	1.680%		04/20/2009	MSC	200	2
Multiple Reference Entities of Gazprom	Sell	1.710%		04/20/2009	MSC	100	1
Multiple Reference Entities of Gazprom	Sell	1.910%		04/20/2009	MSC	100	1
Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	DUB	100	2
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	CITI	100	1

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Nordstrom, Inc. 6.250% due 01/15/2018	Buy	(0.975%	)	03/20/2018	DUB	$200	$3
Nucor Corp. 5.750% due 12/01/2017	Buy	(0.365%	)	12/20/2017	BOA	100	1
Pactiv Corp. 6.400% due 01/15/2018	Buy	(1.053%	)	03/20/2018	BOA	200	0
Quest Diagnostics, Inc. 5.450% due 11/01/2015	Buy	(0.915%	)	12/20/2015	BOA	200	4
Royal Caribbean Cruises Ltd. 7.250% due 03/15/2018	Buy	(3.190%	)	03/20/2018	BOA	200	11
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.630%		12/20/2008	GSC	300	0
Safeway, Inc. 4.950% due 08/16/2010	Buy	(0.300%	)	09/20/2010	CSFB	100	0
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB	100	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	3.300%		03/20/2009	GSC	100	(1)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%		03/20/2009	GSC	100	(1)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	GSC	1,400	(1)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	JPM	600	(1)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.470%		03/20/2013	MSC	1,200	9
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.125%	)	12/20/2016	BEAR	100	10
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC	100	(1)
Universal Health Services, Inc. 7.125% due 06/30/2016	Buy	(1.250%	)	06/20/2016	BOA	1,000	(8)
Valero Energy Corp. 4.750% due 06/15/2013	Buy	(0.410%	)	06/20/2013	LEH	100	5
Verizon Communications, Inc. 5.500% due 04/01/2017	Buy	(0.550%	)	06/20/2017	LEH	100	2
Viacom, Inc. 6.125% due 10/05/2017	Buy	(1.110%	)	12/20/2017	BOA	200	6
Viacom, Inc. 6.250% due 04/30/2016	Buy	(1.250%	)	06/20/2016	LEH	200	3
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%	)	06/20/2017	UBS	200	17
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	MSC	100	0
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(0.950%	)	03/20/2018	CITI	200	4

							$274

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	0.787%		06/20/2012	BCLY		$398	$(10)
Dow Jones CDX N.A. HY8 Index	Sell	0.825%		06/20/2012	MSC		894	(17)
Dow Jones CDX N.A. HY8 Index	Sell	0.910%		06/20/2012	MLP		298	(5)
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC		2,600	139
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC		2,200	82
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB		500	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY		100	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB		3,200	5
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC		200	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MSC		400	3
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	GSC		1,900	39
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	MSC		100	0
Dow Jones iTraxx Europe 8SUB Index	Buy	(0.700%	)	12/20/2012	DUB	EUR	600	23
Dow Jones iTraxx Europe 9MAIN Index	Buy	(1.650%	)	06/20/2013	JPM		1,100	(9)
Dow Jones iTraxx Europe 9MAIN Index	Buy	(1.750%	)	06/20/2018	DUB		1,700	28
Dow Jones iTraxx Europe 9SEN4 Index	Buy	(1.750%	)	06/20/2018	DUB		900	(30)
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		200	17
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	DUB		400	34
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		200	17
Home Equity Index AA Rating 2006-1	Sell	0.320%		07/25/2045	CSFB		$100	(10)
Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	DUB		200	0

								$308

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	1,500	$(15)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		5,000	(48)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	MSC		2,300	(22)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	BCLY		1,800	(16)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		2,300	(21)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		4,400	(29)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	CITI		3,050	(6)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	3,050	$(6)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	BSN	CAD	200	0
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	RBC		300	0
Receive	3-Month Canadian Bank Bill	4.250%	12/20/2013	RBC		600	(3)
Receive	3-Month Hong Kong Bank Bill	4.235%	12/17/2008	GSC	HKD	7,100	(7)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	GSC		$300	(1)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		5,100	(56)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		5,700	13
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		3,900	(37)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	DUB		700	(12)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		1,000	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		1,100	21
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		200	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		12,900	(24)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		700	(9)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		1,000	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		5,100	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		10,800	(93)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		100	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		4,100	(63)
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	UBS		900	(106)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		400	(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		200	(4)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC	EUR	500	(29)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	1,200	(28)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		500	(12)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,500	(34)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI		700	(28)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		1,600	(67)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		1,500	(1)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		2,900	(36)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		500	(25)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		300	(15)
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		400	34
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		1,000	94
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		300	25
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		200	17
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		1,300	47
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		900	31
Pay	6-Month EUR-LIBOR	4.000%	09/19/2009	GSC	EUR	2,900	(69)
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	DUB		4,000	(68)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC		5,000	(119)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		10,900	(252)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	GSC		200	(10)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	JPM		200	(16)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	MSC		100	(8)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		200	(17)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	CITI		1,600	51
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		200	13
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC		1,200	84
Receive	6-Month EUR-LIBOR	5.000%	09/19/2012	GSC		800	7
Pay	6-Month EUR-LIBOR	4.000%	03/19/2013	BCLY		2,100	(165)
Pay	6-Month EUR-LIBOR	4.000%	06/15/2013	BCLY		5,500	(398)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		5,400	(363)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		500	(37)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		1,500	(81)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		3,480	269
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		1,900	177
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	HSBC		500	39
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		500	61
Receive	6-Month EUR-LIBOR	4.695%	08/24/2017	MSC		1,400	46
Receive	6-Month EUR-LIBOR	4.703%	08/24/2017	DUB		1,400	45
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	LEH		1,200	(49)
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	GSC		1,200	48
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		100	2
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		200	4
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		100	2
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	RBS		100	2
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		100	0
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		800	11
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		400	(12)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		100	10
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BCLY		200	1
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	BNP		100	(1)

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	CITI	EUR	100	$1
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	DUB		300	1
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	MSC		300	20
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	RBS		100	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	DUB	GBP	300	(4)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		300	7
Receive	6-Month GBP-LIBOR	5.000%	09/17/2009	MSC		2,000	49
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		1,400	(86)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC		1,400	(93)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MLP		1,000	(66)
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		300	(17)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2010	RBS		300	(12)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		300	(12)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		400	(20)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		4,000	(365)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	DUB		1,100	(40)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,700	(143)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBC		600	(54)
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		100	10
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		1,500	6
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		400	(28)
Receive	6-Month GBP-LIBOR	5.000%	06/18/2018	BCLY		200	(3)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	BCLY		100	6
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	CITI		100	5
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	HSBC		100	6
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		300	7
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		400	(4)
Pay	6-Month GBP-LIBOR	5.000%	06/18/2034	BCLY		200	(4)
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		100	16
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	GSC		200	17
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		200	7
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	DUB	JPY	850,000	0
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC		80,000	0
Receive	6-Month JPY-LIBOR	2.020%	05/18/2010	GSC		17,000	(3)
Receive	6-Month JPY-LIBOR	1.300%	09/21/2011	GSC		40,000	1
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS		250,000	12
Receive	6-Month JPY-LIBOR	1.750%	12/17/2015	UBS		210,000	(21)
Receive	6-Month JPY-LIBOR	2.500%	12/20/2027	DUB		60,000	(10)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		70,000	31

							$(2,163)

(g)	Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.500	08/22/2008	47	$2	$0
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.000	08/22/2008	53	2	1
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	224	4	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	119	2	2

				$10	$5

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	3,700	$18	$10
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$12,000	65	57
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		800	8	4
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		500	5	2
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,700	28	13
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008		4,500	42	12
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		500	6	2

								$172	$100

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 08/01/2038	$90.000	08/06/2008	$2,000	$0	$0
Put - OTC Freddie Mac 5.500% due 08/01/2038	86.000	08/06/2008	1,600	0	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	88.500	09/04/2008	20,000	3	1

				$3	$1

(h)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$ 109.500	07/25/2008	8	$4	$0
Put - CBOT U.S. Treasury 10-Year Note August Futures	110.500	07/25/2008	27	16	3

				$20	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	300	$7	$8
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		500	13	13
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		1,000	13	11
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		1,000	13	11
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008		1,400	21	47
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		1,200	16	11
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$4,000	59	54
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		200	5	3
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		100	3	2
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		200	7	4
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		900	29	18
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008		1,500	40	20
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		200	7	4

								$233	$206

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	1.680	07/03/2008	$300	$2	$0
Call - OTC U.S. dollar versus Brazilian real		1.630	07/29/2008	500	4	5
Call - OTC U.S. dollar versus Brazilian real		1.640	07/30/2008	300	3	2
Put - OTC U.S. dollar versus Japanese yen	JPY	80.000	08/21/2008	500	2	0

					$11	$7

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR	Premium
Balance at 12/31/2007	12	$7,500	AUD	0	EUR 1,200	$99
Sales	327	19,300		1,200	4,200	496
Closing Buys	(144)	(17,500)		(1,200)	0	(231)
Expirations	(160)	(600)		0	0	(100)
Exercised	0	0		0	0	0

Balance at 06/30/2008	35	$8,700	AUD	0	EUR 5,400	$264

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged)  (Cont.)

(i)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	07/01/2038	$4,600	$4,400	$4,410
Fannie Mae	5.500%	07/01/2038	2,000	1,976	1,972
Fannie Mae	6.000%	07/01/2038	2,000	2,019	2,019
U.S. Treasury Bonds	5.000%	05/15/2037	300	309	326
U.S. Treasury Notes	2.500%	03/31/2013	200	190	194
U.S. Treasury Notes	3.375%	06/30/2013	3,800	3,786	3,818
U.S. Treasury Notes	3.500%	02/15/2018	200	189	196
U.S. Treasury Notes	3.875%	05/15/2018	920	891	920
U.S. Treasury Notes	4.250%	08/15/2013	1,300	1,354	1,380

				$15,114	$15,235

(3)	Market value includes $44 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	1,117	04/2009	$0	$(3)	$(3)
Sell	AUD	662	07/2008	0	(5)	(5)
Buy		50	08/2008	0	0	0
Buy	BRL	4,797	07/2008	488	0	488
Sell		4,797	07/2008	0	(302)	(302)
Buy		1,792	12/2008	96	0	96
Sell		1,022	12/2008	0	(53)	(53)
Sell	CAD	1,105	08/2008	10	0	10
Buy	CLP	6,033	07/2008	0	(1)	(1)
Sell		6,033	07/2008	1	0	1
Buy		4,000	12/2008	0	(1)	(1)
Buy		6,033	05/2009	0	(1)	(1)
Buy	CNY	1,657	11/2008	4	0	4
Buy		9,818	05/2009	15	0	15
Buy		1,638	05/2010	0	(3)	(3)
Sell	DKK	655	09/2008	0	(2)	(2)
Buy	EUR	180	07/2008	0	0	0
Sell		9,752	07/2008	0	(157)	(157)
Sell	GBP	1,340	08/2008	0	(15)	(15)
Buy	HKD	472	07/2008	0	0	0
Buy	JPY	600,781	07/2008	81	0	81
Sell		1,333,794	07/2008	0	(208)	(208)
Buy	KRW	629,376	08/2008	0	(70)	(70)
Sell		337,158	08/2008	0	0	0
Buy	MXN	925	07/2008	6	0	6
Sell		925	07/2008	0	(6)	(6)
Buy		78	11/2008	0	0	0
Buy	MYR	930	08/2008	6	(1)	5
Buy		1,707	11/2008	0	(20)	(20)
Buy	NOK	636	09/2008	2	0	2
Sell	NZD	579	07/2008	0	(3)	(3)
Buy	PHP	28,707	08/2008	0	(16)	(16)
Buy	PLN	555	07/2008	58	0	58
Sell		555	07/2008	0	(8)	(8)
Buy		555	05/2009	8	0	8
Buy	RUB	10,227	07/2008	32	0	32
Sell		10,227	07/2008	0	(16)	(16)
Buy		8,834	11/2008	15	0	15
Buy		3,128	05/2009	3	0	3
Buy	SAR	938	04/2009	0	(2)	(2)
Buy	SEK	461	09/2008	0	0	0
Buy	SGD	243	08/2008	7	0	7
Buy		1,084	11/2008	11	0	11
Buy	TWD	3,523	09/2008	0	(1)	(1)
Buy	ZAR	70	07/2008	0	0	0
Sell		70	07/2008	0	0	0
Buy		70	12/2008	0	0	0

				$843	$(894)	$(51)

18	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$129,546	$2,657	$132,203
Other Financial Instruments ++	(518)	(16,977)	(62)	(17,557)

Total	$(518)	$112,569	$2,595	$114,646

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$243	$2,573	$0	$(19)	$(140)	$2,657
Other Financial Instruments ++	(9)	0	0	(52)	(1)	(62)

Total	$234	$2,573	$0	$(71)	$(141)	$2,595

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	19

Notes to Financial Statements

1.  ORGANIZATION

The Foreign Bond Portfolio U.S. Dollar-Hedged (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(k) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(q) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA

Semiannual Report	June 30, 2008	23

Notes to Financial Statements (Cont.)

are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(r) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$322,361	$336,755	$148,309	$115,317

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	3,284	33,626	2,302	23,104
Issued as reinvestment of distributions
Institutional Class	0	0	1	1
Administrative Class	110	1,125	216	2,171
Cost of shares redeemed
Institutional Class	(1)	0	0	0
Administrative Class	(1,200)	(12,203)	(1,826)	(18,288)
Net increase resulting from Portfolio share transactions	2,193	$22,548	693	$6,988

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100	*
Administrative Class	5	83

*	Allianz Dresdner Asset Management, an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

Semiannual Report	June 30, 2008	25

Notes to Financial Statements (Cont.)

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 2,012	$ (2,180)	$ (168)

26	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	27

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

28	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Foreign Bond Portfolio
(Unhedged)

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from April 30, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Foreign Bond Portfolio (Unhedged)

Allocation Breakdown‡

Short-Term Instruments	66.6%
United States	16.2%
Canada	9.2%
Germany	8.0%
‡	% of Total Investments as of 06/30/08

A line graph is not included since the Portfolio has less than six months of audited financial statements.

Average Annual Total Return for the period ended June 30, 2008
Class Inception (04/30/08)*
PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class	-2.29%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD±	-1.68%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.99% for Administrative Class shares.

± JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$977.10	$1,020.29
Expenses Paid During Period à	$1.52	$4.62

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the one-half year period). The annualized expense ratio of 0.90% reflects net annualized expenses after application of an expense waiver of 0.09%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An underweight to U.S. duration contributed to returns as U.S. yields rose during May and June.

»	A curve-steepening bias in the U.S. detracted from returns as the yield curve flattened during the period.

»	An overweight to U.K. duration and a curve-steepening bias detracted from returns as U.K. yields rose and the yield curve flattened.

»	An underweight to U.S. interest rate swaps benefited performance as swap spreads widened versus U.S. Treasuries.

»	An overweight to mortgage-backed securities detracted from performance as mortgage-backed securities underperformed U.S. Treasuries during the first half of the year.

4	PIMCO Variable Insurance Trust

Financial Highlights  Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Period Ended:	04/30/2008-6/30/2008+

Administrative Class
Net asset value beginning of period	$10.00
Net investment income (a)	0.02
Net realized/unrealized (loss) on investments	(0.25)
Total (loss) from investment operations	(0.23)
Dividends from net investment income	(0.02)
Total distributions	(0.02)
Net asset value end of period	$9.75
Total return	(2.29)%
Net assets end of period (000s)	$2,930
Ratio of expenses to average net assets	0.92%*
Ratio of expenses to average net assets excluding interest expense	0.90%*
Ratio of net investment income to average net assets	1.40%*
Portfolio turnover rate	277%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Foreign Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$3,441
Repurchase agreements, at value	300
Cash	102
Deposits with counterparty	221
Foreign currency, at value	65
Receivable for investments sold	453
Interest and dividends receivable	8
Variation margin receivable	2
Swap premiums paid	14
Unrealized appreciation on foreign currency contracts	36
Unrealized appreciation on swap agreements	14
4,656

Liabilities:
Payable for investments purchased	$1,047
Payable for investments purchased on a delayed-delivery basis	605
Accrued investment advisory fee	1
Accrued administrative fee	1
Swap premiums received	39
Unrealized depreciation on foreign currency contracts	2
Unrealized depreciation on swap agreements	31
1,726

Net Assets	$2,930

Net Assets Consist of:
Paid in capital	$3,006
Undistributed net investment income	1
Accumulated undistributed net realized (loss)	(94)
Net unrealized appreciation	17
$2,930

Net Assets:
Administrative Class	$2,930

Shares Issued and Outstanding:
Administrative Class	301

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$9.75

Cost of Investments Owned	$3,446
Cost of Repurchase Agreements Owned	$300
Cost of Foreign Currency Held	$65

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Foreign Bond Portfolio (Unhedged)

(Amounts in Thousands)	Period from April 30, 2008 to June 30, 2008 (Unaudited)

Investment Income:
Interest	$11
Total Income	11

Expenses:
Investment advisory fees	1
Administrative fees	2
Servicing fees – Administrative Class	1
Total Expenses	4

Net Investment Income	7

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(14)
Net realized (loss) on futures contracts, written options and swaps	(38)
Net realized (loss) on foreign currency transactions	(42)
Net change in unrealized depreciation on investments	(5)
Net change in unrealized depreciation on futures contracts, written options and swaps	(13)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	35
Net (Loss)	(77)

Net Decrease in Net Assets Resulting from Operations	$(70)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statement of Changes in Net Assets  Foreign Bond Portfolio (Unhedged)

(Amounts in Thousands)	Period from April 30, 2008 to June 30, 2008 (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7
Net realized (loss)	(94)
Net change in unrealized appreciation	17
Net decrease resulting from operations	(70)

Distributions to Shareholders:
From net investment income
Administrative Class	(6)

Total Distributions	(6)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	3,000
Issued as reinvestment of distributions
Administrative Class	6
Net increase resulting from Portfolio share transactions	3,006

Total Increase in Net Assets	2,930

Net Assets:
Beginning of period	0
End of period*	$2,930

*Including undistributed net investment income of:	$1

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Foreign Bond Portfolio (Unhedged)	(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CANADA 11.7%

Canada Housing Trust No. 1
3.600% due 06/15/2013	CAD	300	$290

Column Canada Issuer Corp.
5.147% due 05/12/2034		25	25

Merrill Lynch Financial Assets, Inc.
4.501% due 06/12/2035		29	28

Total Canada (Cost $347)			343

GERMANY 10.3%

Republic of Germany
4.750% due 07/04/2034	EUR	100	153
6.250% due 01/04/2030		80	147

Total Germany (Cost $300)			300

UNITED STATES 20.6%

ASSET-BACKED SECURITIES 0.4%

Fremont Home Loan Trust
2.602% due 04/25/2036		$13	13

U.S. GOVERNMENT AGENCIES 20.2%

Fannie Mae
5.500% due 07/01/2038		600	592

Total United States (Cost $605)			605

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 85.1%

COMMERCIAL PAPER 74.9%

ABN AMRO N.A. Finance
2.470% due 07/18/2008	$100	$100

Bank of America Corp.
2.570% due 07/07/2008	100	100

Barclays U.S. Funding Corp.
2.690% due 09/04/2008	100	100

BNP Paribas Finance, Inc.
2.700% due 09/18/2008	100	99

Calyon Financial, Inc.
2.490% due 07/08/2008	100	100

CBA (de) Finance
2.550% due 08/04/2008	100	100

Federal Home Loan Bank
2.203% due 07/25/2008	300	300

Freddie Mac
2.280% due 08/12/2008	200	199

HSBC Bank USA N.A.
2.770% due 10/15/2008	100	99

ING Funding LLC
2.500% due 08/01/2008	100	100

Nordea N.A., Inc.
2.350% due 07/07/2008	100	100

Rabobank USA Financial Corp.
2.650% due 09/29/2008	100	99

Royal Bank of Scotland Group PLC
2.550% due 08/06/2008	100	100
2.660% due 07/08/2008	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

San Paolo U.S. Financial Co.
2.770% due 09/17/2008	$100	$99

Societe General N.A.
2.600% due 07/14/2008	100	100

Svenska Handelsbanken AB
2.650% due 09/18/2008	100	99

UBS Finance Delaware LLC
2.570% due 07/14/2008	100	100

Unicredito Italiano SpA
2.800% due 09/11/2008	100	99

		2,193

REPURCHASE AGREEMENTS 10.2%

Lehman Brothers, Inc.
1.250% due 07/01/2008	300	300

(Dated 06/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $309. Repurchase proceeds are $300.)

Total Short-Term Instruments (Cost $2,494)		2,493

PURCHASED OPTIONS (c) 0.0%
(Cost $0)		0

Total Investments 127.7%		$3,741
(Cost $3,746)

Other Assets and Liabilities (Net) (27.7%)		(811)

Net Assets 100.0%		$2,930

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Cash of $221 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	5	$8
90-Day Euribor December Futures	Long	12/2008	1	(1)
90-Day Euribor March Futures	Long	03/2009	3	(4)
90-Day Eurodollar December Futures	Long	12/2008	3	(1)
90-Day Eurodollar December Futures	Long	12/2009	3	(2)
90-Day Eurodollar September Futures	Long	09/2009	1	(1)
Euro-Bobl September Futures	Long	09/2008	3	(3)
Euro-Bobl September Futures Put Options Strike @ EUR 100.000	Long	09/2008	3	0
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 104.000	Long	09/2008	3	0
Euro-Schatz September Futures	Long	09/2008	1	0
Japan Government 10-Year Bond September Futures	Long	09/2008	1	8
U.S. Treasury 2-Year Note September Futures	Short	09/2008	1	0
U.S. Treasury 10-Year Note September Futures	Long	09/2008	2	0

				$4

(b)	Swap agreements outstanding on June 30, 2008:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		$1,300	$(10)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		400	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		700	14
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	RBS	GBP	300	(20)
Receive	6-Month JPY-LIBOR	1.500%	06/17/2013	BCLY	JPY	40,000	(1)

							$(17)

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments Foreign Bond Portfolio (Unhedged) (Cont.)	(Unaudited) June 30, 2008

(c)	Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$110.500	08/22/2008	2	$0	$0
Call - CBOT U.S. Treasury 10-Year Note September Futures	149.000	08/22/2008	2	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	1	0	0

				$0	$0

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Euro versus U.S. dollar	$ 1.190	07/09/2008	EUR 900	$0	$0
Call - OTC U.S. dollar versus Japanese yen	JPY 117.500	07/09/2008	$ 1,100	0	0

				$0	$0

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 08/01/2038	$86.000	08/06/2008	$600	$0	$0

(d)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	15	07/2008	$0	$0	$0
Buy	CAD	15	08/2008	0	0	0
Sell		4	08/2008	0	0	0
Buy	CNY	55	11/2008	0	0	0
Buy		328	05/2009	1	0	1
Buy		49	05/2010	0	0	0
Buy	DKK	130	09/2008	1	0	1
Buy	EUR	879	07/2008	14	0	14
Buy	GBP	82	08/2008	1	0	1
Buy	JPY	123,033	07/2008	19	0	19
Sell		1,023	07/2008	0	0	0
Buy	MYR	156	11/2008	0	(1)	(1)
Sell	NZD	19	07/2008	0	0	0
Buy	PHP	821	08/2008	0	(1)	(1)
Buy	RUB	383	11/2008	0	0	0
Buy	SEK	144	09/2008	0	0	0
Buy	SGD	31	08/2008	0	0	0
Buy		5	11/2008	0	0	0

				$36	$(2)	$34

(e)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$ 0	$3,741	$0	$3,741
Other Financial Instruments ++	4	17	0	21

Total	$ 4	$3,758	$0	$3,762

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio commenced operations on April 30, 2008. The Portfolio offers one class of shares: Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

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Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the

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(Unaudited) June 30, 2008

current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying

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Notes to Financial Statements (Cont.)

asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(l) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of

Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(m) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(n) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.50%.

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(Unaudited) June 30, 2008

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,194	$594	$2,547	$1,864

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Period from 04/30/2008 to 06/30/2008
	Shares	Amount

Receipts for shares sold
Administrative Class	300	$3,000
Issued as reinvestment of distributions
Administrative Class	1	6
Cost of shares redeemed
Administrative Class	0	0
Net increase resulting from Portfolio share transactions	301	$3,006

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Notes to Financial Statements (Cont.)	(Unaudited) June 30, 2008

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	1	100	*

*	Allianz Dresdner Asset Management, an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 1	$ (6)	$ (5)

16	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	17

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

United States	52.0%
Germany	13.3%
Japan	12.8%
Short-Term Instruments	6.5%
United Kingdom	3.2%
Other	12.2%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (01/10/02)**
PIMCO Global Bond Portfolio (Unhedged) Administrative Class	4.18%	15.59%	5.66%	8.56%
JPMorgan GBI Global FX NY Index Unhedged in USD±	4.70%	16.43%	6.18%	8.76%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 01/10/02. Index comparisons began on 12/13/01.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Administrative Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,041.81	$1,020.24
Expenses Paid During Period à	$4.72	$4.67

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to U.S. duration and a curve-steepening bias in January and February 2008 contributed to returns as U.S. yields fell and the yield curve steepened over that time frame.

»	An overweight to U.K. duration and a curve-steepening bias for the entire period detracted from returns as U.K. yields rose and the yield curve flattened.

»	An overweight to European interest rates during the first quarter benefited performance as government bond yields fell during that time frame.

»	Exposure to short-dated U.K. interest rate swaps throughout the period detracted from performance as swap spreads widened versus U.K. Gilts.

»	An overweight to mortgage-backed securities detracted from performance as mortgage-backed securities underperformed U.S. Treasuries during the first half of the year.

»	An overweight to corporate bonds of financial institutions detracted from performance as their spreads widened versus U.S. Treasuries.

4	PIMCO Variable Insurance Trust

Financial Highlights  Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Administrative Class
Net asset value beginning of year or period	$12.78	$12.06	$11.91	$13.27	$13.03	$11.69
Net investment income (a)	0.22	0.41	0.42	0.35	0.26	0.25
Net realized/unrealized gain (loss) on investments	0.32	0.74	0.13	(1.22)	1.08	1.42
Total income (loss) from investment operations	0.54	1.15	0.55	(0.87)	1.34	1.67
Dividends from net investment income	(0.21)	(0.40)	(0.40)	(0.32)	(0.24)	(0.25)
Distributions from net realized capital gains	0.00	(0.03)	0.00	(0.17)	(0.86)	(0.08)
Total distributions	(0.21)	(0.43)	(0.40)	(0.49)	(1.10)	(0.33)
Net asset value end of year or period	$13.11	$12.78	$12.06	$11.91	$13.27	$13.03
Total return	4.18%	9.73%	4.63%	(6.61)%	10.60%	14.43%
Net assets end of year or period (000s)	$366,654	$240,711	$173,894	$94,214	$41,695	$29,415
Ratio of expenses to average net assets	0.93%*	0.90%	0.90%	0.90%	0.90%	0.92%
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	3.31%*	3.36%	3.49%	2.82%	2.03%	2.03%
Portfolio turnover rate	360%	560%	224%	320%	319%	592%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Global Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$474,122
Repurchase agreements, at value	2,170
Cash	904
Deposits with counterparty	3,483
Foreign currency, at value	1,805
Receivable for investments sold	109,616
Receivable for Portfolio shares sold	45,984
Interest and dividends receivable	4,480
Variation margin receivable	479
Swap premiums paid	2,471
Unrealized appreciation on foreign currency contracts	4,308
Unrealized appreciation on swap agreements	7,313
657,135

Liabilities:
Payable for the reverse repurchase agreements	$18,250
Payable for investments purchased	115,962
Payable for investments purchased on a delayed-delivery basis	105,257
Payable for Portfolio shares redeemed	137
Payable for short sales	30,122
Written options outstanding	898
Accrued investment advisory fee	62
Accrued administrative fee	124
Accrued servicing fee	37
Variation margin payable	9
Swap premiums received	5,060
Unrealized depreciation on foreign currency contracts	1,841
Unrealized depreciation on swap agreements	10,919
Other liabilities	2
288,680

Net Assets	$368,455

Net Assets Consist of:
Paid in capital	$351,408
Undistributed net investment income	857
Accumulated undistributed net realized gain	18,048
Net unrealized (depreciation)	(1,858)
$368,455

Net Assets:
Institutional Class	$696
Administrative Class	366,654
Advisor Class	1,105

Shares Issued and Outstanding:
Institutional Class	53
Administrative Class	27,966
Advisor Class	84

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.11
Administrative Class	13.11
Advisor Class	13.11

Cost of Investments Owned	$472,938
Cost of Repurchase Agreements Owned	$2,170
Cost of Foreign Currency Held	$1,800
Proceeds Received on Short Sales	$29,882
Premiums Received on Written Options	$1,053

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Global Bond Portfolio (Unhedged)

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$6,190
Dividends	21
Miscellaneous income	1
Total Income	6,212

Expenses:
Investment advisory fees	364
Administrative fees	728
Servicing fees – Administrative Class	218
Trustees’ fees	2
Interest expense	46
Total Expenses	1,358

Net Investment Income	4,854

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,608
Net realized gain on futures contracts, written options and swaps	14,380
Net realized (loss) on foreign currency transactions	(2,453)
Net change in unrealized (depreciation) on investments	(6,519)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(9,433)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	913
Net Gain	3,496

Net Increase in Net Assets Resulting from Operations	$8,350

*Foreign tax withholdings	$4

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Global Bond Portfolio (Unhedged)

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$4,854	$6,906
Net realized gain	18,535	356
Net change in unrealized appreciation (depreciation)	(15,039)	12,645
Net increase resulting from operations	8,350	19,907

Distributions to Shareholders:
From net investment income
Institutional Class	(6)	(7)
Administrative Class	(4,515)	(6,777)
Advisor Class	(3)	0
From net realized capital gains
Administrative Class	0	(509)

Total Distributions	(4,524)	(7,293)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	605	180
Administrative Class	188,087	102,579
Advisor Class	1,095	1
Issued as reinvestment of distributions
Institutional Class	5	7
Administrative Class	4,516	7,286
Advisor Class	3	0
Cost of shares redeemed
Institutional Class	(146)	(18)
Administrative Class	(70,487)	(55,650)
Net increase resulting from Portfolio share transactions	123,678	54,385

Total Increase in Net Assets	127,504	66,999

Net Assets:
Beginning of period	240,951	173,952
End of period*	$368,455	$240,951

*Including undistributed net investment income of:	$857	$527

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Bond Portfolio (Unhedged)	(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 1.6%

Medallion Trust
2.768% due 05/25/2035		$701	$664

National Australia Bank Ltd.
3.031% due 06/29/2016		600	564

Puma Finance Ltd.
2.748% due 02/21/2038		681	648
7.820% due 08/22/2037	AUD	846	794
8.073% due 07/12/2036		249	236

Swan Series 2006-1E A2
2.796% due 05/12/2037		$816	787
7.902% due 05/12/2037	AUD	1,121	1,043

Torrens Trust Series 2007-1 A
8.067% due 10/19/2038		1,287	1,201

Total Australia (Cost $5,969)			5,937

BELGIUM 0.2%

Belgium Government Bond
4.250% due 09/28/2014	EUR	600	914

Total Belgium (Cost $760)			914

BERMUDA 0.2%

Merna Reinsurance Ltd.
3.451% due 07/07/2010 (k)		$700	655

Total Bermuda (Cost $695)			655

BRAZIL 0.4%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,000	1,060

Vale Overseas Ltd.
6.250% due 01/11/2016		$300	295

Total Brazil (Cost $1,424)			1,355

CANADA 2.2%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,578

Canada Housing Trust No. 1
3.950% due 06/15/2013		1,700	1,669

Canadian Government Bond
4.000% due 06/01/2016		2,600	2,608

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		200	192

Daimler Canada Finance, Inc.
4.850% due 03/30/2009		200	197

Province of Ontario Canada
6.200% due 06/02/2031		500	586

Rogers Communications, Inc.
7.250% due 12/15/2012		$200	212

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	700	1,064

Total Canada (Cost $8,150)			8,106

CAYMAN ISLANDS 0.6%

Mizuho Finance Cayman Ltd.
2.364% due 08/29/2049	JPY	100,000	947

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$400	$401

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	348

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	340

Total Cayman Islands (Cost $2,083)			2,036

FRANCE 2.2%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	700	1,071

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		400	536

CM-CIC Covered Bonds
5.250% due 06/09/2010		600	940

France Government Bond
3.150% due 07/25/2032 (d)		113	207
4.000% due 10/25/2038		100	133
5.750% due 10/25/2032		1,100	1,904
6.500% due 04/25/2011		300	493

Lafarge S.A.
6.500% due 07/15/2016		$2,000	1,935

Vivendi
5.750% due 04/04/2013		900	891
6.625% due 04/04/2018		100	100

Total France (Cost $8,176)			8,210

GERMANY 17.1%

Deutsche Bank AG
4.875% due 05/20/2013		$1,700	1,675

Driver One GmbH
4.594% due 10/21/2015	EUR	500	772

Republic of Germany
3.750% due 01/04/2015		3,200	4,787
3.750% due 01/04/2017		14,700	21,736
4.000% due 01/04/2037		400	545
4.250% due 07/04/2014		4,100	6,322
4.250% due 07/04/2039		2,500	3,550
4.750% due 07/04/2028		300	461
4.750% due 07/04/2034		1,100	1,685
5.500% due 01/04/2031		1,600	2,696
5.625% due 01/04/2028		3,550	6,040
6.250% due 01/04/2024		600	1,080
6.250% due 01/04/2030		5,300	9,735
6.500% due 07/04/2027		1,100	2,057

Total Germany (Cost $60,012)			63,141

ICELAND 0.1%

Glitnir Banki HF
3.078% due 04/20/2010		$500	434

Total Iceland (Cost $500)			434

IRELAND 1.3%

Bank of Ireland
2.819% due 12/19/2008		$400	400

Cars Alliance Funding PLC
4.861% due 10/08/2023	EUR	500	765

Immeo Residential Finance PLC
5.118% due 12/15/2016		972	1,395

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ireland Government Bond
4.400% due 06/18/2019	EUR	1,200	$1,784

SC Germany Auto
4.545% due 08/11/2015		388	602

Total Ireland (Cost $4,949)			4,946

ITALY 0.6%

Locat Securitisation Vehicle Srl
5.120% due 12/12/2028	EUR	800	1,215

Seashell Securities PLC
5.129% due 07/25/2028		28	43

Siena Mortgages SpA
5.188% due 12/16/2038		198	305

Split Srl
4.969% due 10/25/2018		349	536

Total Italy (Cost $1,943)			2,099

JAPAN 16.5%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	145

Japan Government Bond
0.900% due 12/20/2012	JPY	480,000	4,480
1.100% due 09/20/2012		1,390,000	13,111
1.200% due 03/20/2012		450,000	4,266
1.500% due 12/20/2017		310,000	2,906
1.600% due 09/20/2013		10,000	96
2.300% due 05/20/2030		7,000	66
2.300% due 06/20/2035		130,000	1,200
2.400% due 03/20/2034		130,000	1,226
2.500% due 09/20/2035		820,000	7,884
2.500% due 03/20/2036		10,000	96
2.500% due 06/20/2036		180,000	1,725
2.500% due 09/20/2036		120,000	1,150
2.500% due 09/20/2037		200,000	1,921

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		121,080	1,130
1.100% due 12/10/2016		1,064,240	10,062
1.200% due 06/10/2017		121,440	1,150
1.200% due 12/10/2017		552,750	5,227
1.400% due 06/10/2018		200,000	1,921

Resona Bank Ltd.
5.850% due 09/29/2049		$100	86

Sumitomo Mitsui Banking Corp.
1.726% due 12/31/2049	JPY	100,000	945
5.625% due 07/29/2049		$100	90

Total Japan (Cost $59,030)			60,883

JERSEY, CHANNEL ISLANDS 0.0%

HSBC Capital Funding LP
9.547% due 12/29/2049		$100	104

Total Jersey, Channel Islands (Cost $108)			104

LUXEMBOURG 0.0%

Silver Arrow S.A.
4.544% due 08/15/2014	EUR	93	145

Total Luxembourg (Cost $143)			145

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS 1.2%

Dutch Mortgage-Backed Securities BV
5.007% due 10/02/2079	EUR	778	$1,216

Netherlands Government Bond
4.250% due 07/15/2013		200	307

Rabobank Nederland NV
3.119% due 05/19/2010		$2,900	2,897

Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		100	100

Total Netherlands (Cost $4,199)			4,520

NORWAY 0.4%

DnB NOR Bank ASA
2.780% due 10/13/2009		$300	300

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	1,090

Total Norway (Cost $1,377)			1,390

RUSSIA 0.5%

Gaz Capital S.A.
7.343% due 04/11/2013		$300	308
8.146% due 04/11/2018		300	311

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		706	701

VTB Capital S.A.
3.384% due 08/01/2008		500	496

Total Russia (Cost $1,804)			1,816

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	500	758

Total South Korea (Cost $770)			758

SPAIN 3.1%

Bancaja Fondo de Titulizacion de Activos
4.939% due 10/25/2037	EUR	162	231

Bankinter S.A.
5.000% due 05/14/2010		500	775

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$600	581

Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009		400	396

Spain Government Bond
4.750% due 07/30/2014	EUR	5,000	7,839
5.750% due 07/30/2032		900	1,529

Total Spain (Cost $10,134)			11,351

SWITZERLAND 0.6%

UBS AG
5.750% due 04/25/2018		$1,900	1,819
5.875% due 12/20/2017		500	488

Total Switzerland (Cost $2,388)			2,307

UNITED KINGDOM 4.1%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	2,100	3,190

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Barclays Bank PLC
6.050% due 12/04/2017		$1,100	$1,082
7.700% due 04/29/2049		2,400	2,454
8.250% due 02/28/2049	GBP	300	608

HBOS PLC
5.920% due 09/29/2049		$1,200	856
6.750% due 05/21/2018		800	767

HSBC Holdings PLC
6.500% due 05/02/2036		1,200	1,121

Permanent Financing PLC
5.097% due 09/10/2032	EUR	600	925

Punch Taverns Finance PLC
6.749% due 10/15/2032	GBP	100	154

Tate & Lyle International Finance PLC
6.125% due 06/15/2011		$200	202

United Kingdom Gilt
4.000% due 09/07/2016	GBP	400	738
4.750% due 09/07/2015		1,500	2,917

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	98

Total United Kingdom (Cost $15,629)			15,112

UNITED STATES 67.4%

ASSET-BACKED SECURITIES 10.0%

Accredited Mortgage Loan Trust
2.522% due 09/25/2036		$125	124
2.532% due 02/25/2037		436	427

AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		1,521	1,521

Amortizing Residential Collateral Trust
2.772% due 07/25/2032		1	1
3.182% due 10/25/2031		2	2

Asset-Backed Funding Certificates
2.542% due 01/25/2037		369	359

Asset-Backed Securities Corp. Home Equity
2.532% due 12/25/2036		363	351

BA Credit Card Trust
2.481% due 02/15/2013		200	197
3.051% due 04/15/2013		1,800	1,798
3.671% due 12/16/2013		1,100	1,117

Bank One Issuance Trust
2.591% due 05/15/2014		1,600	1,572
3.860% due 06/15/2011		1,900	1,905

Capital Auto Receivables Asset Trust
2.571% due 01/15/2010		943	943
3.171% due 09/15/2010		800	801
3.921% due 10/15/2012		800	808
5.030% due 10/15/2009		252	253

Carrington Mortgage Loan Trust
2.532% due 12/25/2036		466	455

Chase Credit Card Master Trust
2.581% due 02/15/2011		500	500

Chase Issuance Trust
2.461% due 07/15/2011		800	798
3.121% due 11/15/2011		3,100	3,108
3.371% due 05/16/2011		800	804

Countrywide Asset-Backed Certificates
2.512% due 01/25/2046		116	115
2.532% due 05/25/2037		846	817

Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036		461	449

CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032		1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CSAB Mortgage-Backed Trust
2.582% due 06/25/2036	$26	$26

First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 05/25/2036	50	50
2.522% due 01/25/2038	475	459

Ford Credit Auto Owner Trust
2.776% due 06/15/2009	1,516	1,517
3.071% due 07/15/2010	2,400	2,403
3.371% due 01/15/2011	1,400	1,404
3.891% due 06/15/2012	1,100	1,111
5.260% due 10/15/2010	926	935

Franklin Auto Trust
3.482% due 10/20/2011	700	699

Fremont Home Loan Trust
2.532% due 10/25/2036	357	348

GSAMP Trust
2.582% due 01/25/2047	477	466
2.772% due 03/25/2034	21	21

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	467	448

Indymac Residential Asset-Backed Trust
2.522% due 08/25/2036	49	49
2.542% due 04/25/2037	347	343

JPMorgan Mortgage Acquisition Corp.
2.532% due 10/25/2036	444	434

Lehman XS Trust
2.562% due 04/25/2046	48	47

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	189	183

Morgan Stanley ABS Capital I
2.522% due 07/25/2036	143	142

Nelnet Student Loan Trust
3.150% due 04/27/2015	800	802

Option One Mortgage Loan Trust
2.532% due 07/25/2036	78	77

SACO I, Inc.
2.542% due 05/25/2036	45	32
2.682% due 04/25/2035	9	6

Sears Credit Account Master Trust
2.691% due 04/16/2013	800	789

Securitized Asset-Backed Receivables LLC Trust
2.532% due 12/25/2036	484	469
2.542% due 03/25/2036	40	40

SLC Student Loan Trust
3.212% due 06/15/2017	800	799

SLM Student Loan Trust
2.976% due 12/17/2018	218	216
2.982% due 10/25/2017 (a)	1,600	1,599
3.393% due 07/25/2013	900	900

Structured Asset Securities Corp.
2.882% due 05/25/2034	10	8
4.900% due 04/25/2035	46	35

Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034	7	7

Washington Mutual Asset-Backed Certificates
2.542% due 10/25/2036	525	498

Wells Fargo Home Equity Trust
2.712% due 10/25/2035	197	189

		36,777

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
6.780% due 08/03/2012	2,183	1,808

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.422% due 07/09/2008		$1,000	$993

CORPORATE BONDS & NOTES 25.2%

Allstate Life Global Funding II
3.328% due 05/21/2010		2,100	2,088

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	698

American Express Bank FSB
2.612% due 05/29/2012		200	188
5.500% due 04/16/2013		1,400	1,371

American Express Co.
7.000% due 03/19/2018		1,500	1,523

American Express Credit Corp.
2.531% due 03/02/2009		400	398
2.651% due 12/02/2010		200	193
3.882% due 05/27/2010		500	496
5.875% due 05/02/2013		500	498

American General Finance Corp.
6.900% due 12/15/2017		100	87

American International Group, Inc.
4.875% due 03/15/2067	EUR	200	236
6.250% due 03/15/2037		$100	79
8.000% due 05/22/2038	EUR	1,700	2,643
8.175% due 05/15/2058		$1,800	1,700

Amgen, Inc.
6.150% due 06/01/2018		2,000	2,017

AutoZone, Inc.
5.875% due 10/15/2012		100	100

Bank of America Corp.
2.904% due 11/06/2009		400	396
4.625% due 02/07/2017	EUR	500	690
5.650% due 05/01/2018		$100	94
8.000% due 12/29/2049		1,100	1,033
8.125% due 12/29/2049		1,600	1,514

Bank of America N.A.
3.316% due 05/12/2010		1,000	996
3.351% due 06/23/2010		1,300	1,297

Bear Stearns Cos., Inc.
3.403% due 10/02/2009 (k)	CAD	300	284
6.400% due 10/02/2017		$1,000	991
6.950% due 08/10/2012		1,200	1,249
7.250% due 02/01/2018		1,300	1,361

BellSouth Corp.
5.200% due 09/15/2014		200	197

Boston Scientific Corp.
6.400% due 06/15/2016		200	189

Caterpillar Financial Services Corp.
3.329% due 06/25/2010		1,700	1,699
3.559% due 06/24/2011		1,900	1,899

Charter One Bank N.A.
2.957% due 04/24/2009		1,000	997

CIT Group, Inc.
2.787% due 06/08/2009		500	463

Citigroup Capital XXI
8.300% due 12/21/2057		800	759

Citigroup Funding, Inc.
3.820% due 05/07/2010		2,000	1,985

Citigroup, Inc.
2.848% due 12/26/2008		400	398
5.500% due 04/11/2013		2,000	1,955
6.125% due 11/21/2017		800	770
6.125% due 05/15/2018		2,900	2,784
8.400% due 04/29/2049		800	761

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$1,000	$954

CMS Energy Corp.
3.663% due 01/15/2013		200	187

CNA Financial Corp.
6.000% due 08/15/2011		200	201

ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009		380	380

CSX Corp.
6.300% due 03/15/2012		200	201

CVS Caremark Corp.
5.750% due 08/15/2011		200	205

Daimler Finance North America LLC
3.138% due 03/13/2009		600	598
5.750% due 05/18/2009		200	203

Darden Restaurants, Inc.
6.200% due 10/15/2017		1,000	931

DR Horton, Inc.
6.000% due 04/15/2011		200	184

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	304

Erac USA Finance Co.
5.800% due 10/15/2012		800	757

Fleet National Bank
1.150% due 07/07/2008	JPY	30,000	283

FPL Group Capital, Inc.
3.694% due 06/17/2011		$600	606

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015		400	404

GATX Financial Corp.
5.500% due 02/15/2012		1,000	993

General Electric Capital Corp.
2.876% due 06/15/2009		200	200
3.558% due 05/22/2013		800	796

GMAC LLC
3.926% due 05/15/2009		500	470
3.951% due 09/23/2008		200	197

Goldman Sachs Group, Inc.
2.561% due 12/23/2009		600	591
5.375% due 02/15/2013	EUR	200	300
5.950% due 01/18/2018		$500	482
6.150% due 04/01/2018		700	681
7.250% due 04/10/2028	GBP	500	1,039

HJ Heinz Co.
6.428% due 12/01/2020		$300	303

HJ Heinz Finance Co.
6.000% due 03/15/2012		100	103

HSBC Finance Corp.
2.899% due 06/19/2009		400	392
2.906% due 09/15/2008		100	100

International Lease Finance Corp.
5.350% due 03/01/2012		200	179
5.400% due 02/15/2012		200	180

iStar Financial, Inc.
5.150% due 03/01/2012		200	165

JC Penney Corp., Inc.
8.000% due 03/01/2010		200	208

JPMorgan Chase & Co.
2.929% due 06/25/2012		1,600	1,560
5.058% due 02/22/2021	CAD	200	184
6.000% due 01/15/2018		$1,800	1,759

JPMorgan Chase Capital XX
6.550% due 09/29/2036		400	348

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Capital XXII
6.450% due 02/02/2037	$100	$86

Kraft Foods, Inc.
6.250% due 06/01/2012	200	205

Lehman Brothers Holdings, Inc.
2.820% due 11/16/2009	1,700	1,621
5.625% due 01/24/2013	1,000	948
6.875% due 05/02/2018	800	777

Ltd. Brands, Inc.
6.900% due 07/15/2017	1,000	911

Mandalay Resort Group
6.500% due 07/31/2009	400	397

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014	2,000	1,946

Masco Corp.
6.125% due 10/03/2016	200	182

Merck & Co., Inc.
4.750% due 03/01/2015	200	198

Merrill Lynch & Co., Inc.
2.768% due 08/14/2009	200	194
2.901% due 03/23/2010	500	469
2.960% due 10/23/2008	200	199
4.966% due 05/12/2010	2,200	2,166
6.875% due 04/25/2018	1,500	1,432

Metropolitan Life Global Funding I
5.125% due 04/10/2013	1,300	1,282

Mohawk Industries, Inc.
6.125% due 01/15/2016	1,000	959

Morgan Stanley
2.844% due 02/09/2009	500	495
3.184% due 10/18/2016	200	174
3.193% due 10/15/2015	1,000	878
4.778% due 05/14/2010	1,100	1,096
6.000% due 04/28/2015	1,700	1,630
6.625% due 04/01/2018	1,600	1,521

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	2,028

Nationwide Health Properties, Inc.
6.000% due 05/20/2015	500	464

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	200	196

NGPL Pipe Co. LLC
7.119% due 12/15/2017	500	512

Norfolk Southern Corp.
5.257% due 09/17/2014	1,000	991

Pricoa Global Funding I
3.473% due 06/04/2010	2,900	2,898

Principal Life Income Funding Trusts
5.300% due 04/24/2013	800	801

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	100	100

Rabobank Capital Funding Trust
5.254% due 12/29/2049	400	344

Ryder System, Inc.
5.850% due 11/01/2016	200	191

Sara Lee Corp.
6.250% due 09/15/2011	200	205

Sealed Air Corp.
5.625% due 07/15/2013	1,000	968

Sprint Nextel Corp.
6.000% due 12/01/2016	200	172

State Street Capital Trust IV
3.776% due 06/15/2037	500	386

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Target Corp.
7.000% due 01/15/2038	$600	$618

Time Warner, Inc.
2.915% due 11/13/2009	400	389
5.500% due 11/15/2011	200	197

U.S. Bancorp
2.512% due 04/28/2009	300	300

Verizon Communications, Inc.
4.350% due 02/15/2013	1,000	963

Wachovia Bank N.A.
2.841% due 03/23/2009	500	498

Wachovia Corp.
5.500% due 05/01/2013	1,600	1,534

Wells Fargo & Co.
4.375% due 01/31/2013	400	388

Wyeth
6.950% due 03/15/2011	200	212

Xerox Corp.
9.750% due 01/15/2009	200	206

Yum! Brands, Inc.
6.250% due 03/15/2018	700	685

		92,716

MORTGAGE-BACKED SECURITIES 8.0%

Adjustable Rate Mortgage Trust
5.141% due 09/25/2035	60	58

Banc of America Funding Corp.
5.888% due 04/25/2037	800	612

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	203	196

BCAP LLC Trust
2.652% due 01/25/2037	871	558

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	1,001	957
4.415% due 05/25/2034	191	180
4.550% due 08/25/2035	928	892
4.629% due 05/25/2034	46	44
4.641% due 10/25/2033	77	74
4.760% due 11/25/2034	45	44

Bear Stearns Alt-A Trust
5.558% due 11/25/2035	459	383
5.701% due 09/25/2035	320	265
6.250% due 08/25/2036	549	429

Bear Stearns Commercial Mortgage Securities
2.581% due 03/15/2019	525	502
5.540% due 09/11/2041	500	480

Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	596	529

Bear Stearns Structured Products, Inc.
5.777% due 12/26/2046	268	220

CC Mortgage Funding Corp.
2.662% due 07/25/2036	306	223

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	400	378

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	220	208
4.748% due 08/25/2035	232	221

Countrywide Alternative Loan Trust
2.662% due 02/20/2047	464	327
2.689% due 03/20/2046	296	210
2.762% due 02/25/2037	358	262
2.832% due 05/25/2037	177	122
5.250% due 06/25/2035	103	89
5.889% due 11/25/2035	838	687

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.166% due 08/25/2036	$461	$441
6.250% due 08/25/2037	87	65

Countrywide Home Loan Mortgage Pass-Through Trust
2.712% due 05/25/2035	200	152
2.772% due 04/25/2035	65	49
2.802% due 03/25/2035	230	169
2.812% due 02/25/2035	22	18
2.862% due 09/25/2034	27	22
4.123% due 11/19/2033	172	155
4.799% due 11/25/2034	76	73
5.607% due 08/25/2034	24	20

CS First Boston Mortgage Securities Corp.
4.688% due 08/25/2033	116	113
6.500% due 04/25/2033	4	4

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.886% due 10/25/2036	800	573

First Horizon Asset Securities, Inc.
4.384% due 12/25/2033	54	53
4.464% due 07/25/2033	25	24
6.250% due 08/25/2017	165	162

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	395	392

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	15	15

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	92	91

Greenpoint Mortgage Funding Trust
2.752% due 11/25/2045	27	22

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	800	747

GSR Mortgage Loan Trust
4.510% due 03/25/2033	66	63
4.519% due 06/25/2034	27	25
4.539% due 09/25/2035	1,105	1,072

Harborview Mortgage Loan Trust
2.672% due 01/19/2038	156	112
2.852% due 02/19/2034	7	7
5.172% due 05/19/2033	105	101

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	723	594

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,207
5.429% due 12/12/2043	300	285

JPMorgan Mortgage Trust
4.386% due 11/25/2033	61	59
4.766% due 07/25/2035	649	623
5.005% due 07/25/2035	667	639
5.020% due 02/25/2035	129	122

Lehman XS Trust
2.562% due 07/25/2046	123	120

MASTR Alternative Loans Trust
2.882% due 03/25/2036	112	80

MASTR Asset Securitization Trust
4.500% due 03/25/2018	144	142

Mellon Residential Funding Corp.
2.911% due 12/15/2030	38	36

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	800	738
5.172% due 12/12/2049	300	280
6.156% due 08/12/2049	1,900	1,839

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	259	208
2.732% due 08/25/2036	84	53
6.239% due 02/25/2033	47	47

MLCC Mortgage Investors, Inc.
4.430% due 10/25/2035	355	336

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	$58	$47

Residential Accredit Loans, Inc.
2.662% due 06/25/2046	927	665
2.692% due 04/25/2046	415	297

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	43	38
4.590% due 04/25/2034	108	103
5.210% due 09/25/2034	211	205

Structured Asset Mortgage Investments, Inc.
2.692% due 05/25/2046	220	157
2.702% due 05/25/2036	1,020	715
2.732% due 07/19/2035	718	648
2.772% due 07/19/2034	11	9
2.832% due 03/19/2034	19	17

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	530	507

Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	549	518
5.037% due 03/15/2042	800	778
5.342% due 12/15/2043	1,500	1,388

WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045	139	111
2.772% due 10/25/2045	71	55
2.792% due 01/25/2045	23	18
2.802% due 01/25/2045	22	18
3.022% due 12/25/2027	94	86
4.229% due 03/25/2034	177	173
4.361% due 02/27/2034	16	14
4.561% due 06/25/2033	40	39
4.780% due 07/25/2046	443	355
4.928% due 08/25/2042	17	15

Washington Mutual Alternative Mortgage Pass-Through Certificates
4.468% due 07/25/2046	158	112

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	317	306
4.750% due 10/25/2018	186	180
4.950% due 03/25/2036	376	363
5.577% due 04/25/2036	86	85

		29,320

MUNICIPAL BONDS & NOTES 1.0%

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	400	386

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	1,300	1,276

Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2039	200	199

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	348

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,136

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028	25	26

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	334

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	7

		3,712

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.2%

DG Funding Trust
5.041% due 12/31/2049	58	$579

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 22.0%

Fannie Mae
2.602% due 03/25/2034	$24	23
2.632% due 08/25/2034	15	15
2.682% due 10/27/2037	1,200	1,148
2.732% due 06/25/2044	17	17
4.205% due 11/01/2034	234	238
4.940% due 12/01/2034	37	38
5.000% due 07/01/2023 - 07/01/2038	2,300	2,214
5.000% due 03/01/2036 (f)	428	412
5.500% due 10/01/2016 - 05/01/2047	4,182	4,115
5.500% due 10/01/2025 - 12/01/2036 (f)	4,852	4,805
6.000% due 07/01/2038 - 07/25/2044	1,786	1,803
6.340% due 10/01/2034	19	19

Freddie Mac
2.701% due 02/15/2019	1,180	1,156
2.762% due 09/25/2031	61	60
2.971% due 04/15/2028	805	804
4.000% due 03/01/2010	404	404
4.500% due 02/15/2017 - 02/01/2018	1,628	1,604
4.994% due 10/25/2044	129	125
5.000% due 03/15/2017	252	256
5.333% due 04/01/2037	294	298
5.500% due 06/01/2035	1,206	1,193
5.500% due 02/01/2038 (f)	23,023	22,707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 04/15/2036 - 10/01/2037	$2,058	$2,085
6.632% due 02/01/2029	21	21

Ginnie Mae
5.125% due 11/20/2024	6	6
6.000% due 07/01/2038	28,000	28,424
6.500% due 07/01/2038	7,000	7,231

		81,221

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Strips
0.000% due 05/15/2017	430	296
0.000% due 08/15/2020	300	172
0.000% due 11/15/2021	600	323

		791

Total United States (Cost $252,666)		247,917

SHORT-TERM INSTRUMENTS 8.5%

CERTIFICATES OF DEPOSIT 1.1%

Abbey National Treasury Services PLC
2.409% due 07/02/2008	$400	400

Unicredito Italiano NY
3.071% due 05/15/2009	3,200	3,200
3.071% due 05/18/2009	500	485

		4,085

COMMERCIAL PAPER 5.0%

Citibank N.A.
3.570% due 08/19/2008	1,700	1,692
3.570% due 10/23/2008	1,600	1,585
3.580% due 10/23/2008	1,600	1,585

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Home Loan Bank
2.000% due 07/01/2008	$4,000	$4,000

ING Funding LLC
2.480% due 08/08/2008	5,400	5,386

Westpac Banking Corp.
2.700% due 09/18/2008	4,100	4,075

		18,323

REPURCHASE AGREEMENTS 0.6%

State Street Bank and Trust Co.
1.650% due 07/01/2008	2,170	2,170

(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $2,217. Repurchase proceeds are $2,170.)

U.S. TREASURY BILLS 1.8%
1.839% due 08/28/2008 - 09/25/2008 (b)(e)	6,600	6,565

Total Short-Term Instruments (Cost $31,162)		31,143

PURCHASED OPTIONS (i) 0.3%
(Cost $1,037)		1,013

Total Investments 129.3% (Cost $475,108)		$476,292

Written Options (j) (0.3%) (Premiums $1,053)		(898)

Other Assets and Liabilities (Net) (29.0%)		(106,939)

Net Assets 100.0%		$368,455

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $6,466 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $17,070 at a weighted average interest rate of 2.367%. On June 30, 2008, securities valued at $19,186 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $3,483 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Short	06/2009	36	$212
90-Day Euribor March Futures	Short	03/2009	34	189
90-Day Euribor September Futures	Short	09/2008	73	(1)
90-Day Euribor September Futures	Short	09/2009	64	362
90-Day Eurodollar December Futures	Long	12/2008	193	(15)
90-Day Eurodollar December Futures	Long	12/2009	654	(1,776)
90-Day Eurodollar March Futures	Long	03/2009	20	6
90-Day Eurodollar March Futures	Long	03/2010	139	(430)
90-Day Eurodollar September Futures	Long	09/2008	11	8
90-Day Eurodollar September Futures	Long	09/2009	100	(174)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	91	107
3-Month Canadian Bankers’ Acceptance September Futures	Short	09/2008	5	7
Australia Government 3-Year Bond September Futures	Short	09/2008	37	(26)
Australia Government 10-Year Bond September Futures	Short	09/2008	28	(43)
Euro-Bobl September Futures	Long	09/2008	63	18
Euro-Bund 10-Year Bond September Futures	Short	09/2008	74	134
Euro-Schatz September Futures	Short	09/2008	410	101
Japan Government 10-Year Bond September Futures	Long	09/2008	13	175
U.S. Treasury 2-Year Note September Futures	Short	09/2008	531	(98)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	525	$320
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	24	17
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	63	(230)
United Kingdom Government 10-Year Bond September Futures	Long	09/2008	11	(37)

				$(1,174)

(h)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	200	$3
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.370%	)	12/20/2017	MLP		$100	13
Amgen, Inc. 6.150% due 06/01/2018	Buy	(1.000%	)	06/20/2018	UBS		2,000	(10)
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.920%	)	06/20/2013	RBS		1,000	0
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		100	1
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.760%	)	12/20/2017	CSFB		1,000	21
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%	)	03/20/2018	RBS		700	(61)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP		600	(50)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH		200	1
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		200	(3)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		3,200	54
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	LEH		2,300	44
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	BCLY		400	40
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		100	4
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.940%	)	06/20/2018	BOA		2,000	73
Cleveland Electric Illuminating Co. 5.700% due 04/01/2017	Buy	(0.940%	)	06/20/2017	RBS		1,000	5
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		100	1
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	JPM		100	1
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	200	1
CSX Corp. 6.300% due 03/15/2012	Buy	(0.230%	)	03/20/2012	MLP		$200	8
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011	LEH		200	2
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	RBC		200	0
Daimler Finance N.A. LLC 5.750% due 05/18/2009	Buy	(0.380%	)	06/20/2009	CSFB		200	0
Darden Restaurants, Inc. 6.200% due 10/15/2017	Buy	(1.450%	)	12/20/2017	CITI		1,000	12
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%		12/20/2008	RBS		1,400	1
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	MSC		100	2
DR Horton, Inc. 6.000% due 04/15/2011	Buy	(3.950%	)	06/20/2011	LEH		200	4
Erac USA Finance Co. 5.800% due 10/15/2012	Buy	(2.700%	)	12/20/2012	JPM		800	(6)
Fannie Mae 5.500% due 06/09/2033	Buy	(0.570%	)	09/20/2013	JPM		1,400	5
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		1,300	(32)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH		200	32
Freddie Mac 4.500% due 01/15/2014	Buy	(0.560%	)	09/20/2013	BOA		1,700	7
GATX Financial Corp. 5.500% due 02/15/2012	Buy	(0.605%	)	03/20/2012	RBS		1,000	23
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.000%		06/20/2009	UBS		1,100	0
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	MSC		500	82
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		100	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%		03/20/2009	GSC		300	(13)
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	CITI		500	(19)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.520%	)	06/20/2013	BCLY		100	(1)
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR		100	0
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	200	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.280%		12/20/2011	RBS		$100	(4)
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP		200	22
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	BCLY		200	22
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%	)	03/20/2012	CSFB		200	41
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	DUB		200	3
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%	)	03/20/2016	RBC		200	11
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.570%	)	12/20/2017	LEH		100	3
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.737%	)	03/20/2018	BNP		700	16
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		700	17
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	200	2
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%	)	06/20/2012	BEAR		$200	5
Lafarge S.A. 6.500% due 07/15/2016	Buy	(1.690%	)	09/20/2016	BOA		2,000	20
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	Buy	(1.552%	)	06/20/2018	JPM		800	39
Ltd. Brands, Inc. 6.900% due 07/15/2017	Buy	(2.850%	)	09/20/2017	JPM		1,000	(1)
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	Buy	(0.670%	)	09/20/2014	DUB		1,000	6
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	Buy	(0.590%	)	09/20/2014	DUB		1,000	10
Masco Corp. 6.125% due 10/03/2016	Buy	(0.907%	)	12/20/2016	CSFB		200	18
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	BEAR		1,000	57

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017	GSC		$500	$41
Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	LEH		200	2
Mohawk Industries, Inc. 6.125% due 01/15/2016	Buy	(1.550%	)	03/20/2016	UBS		1,000	9
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.850%	)	09/20/2018	DUB		1,300	4
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS		200	20
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(1.350%	)	12/20/2015	JPM		1,000	35
Multiple Reference Entities of Gazprom	Sell	1.500%		01/20/2009	HSBC		1,200	12
Multiple Reference Entities of Gazprom	Sell	1.910%		04/20/2009	MSC		900	11
Nabors Industries, Inc. 6.150% due 02/15/2018	Buy	(0.820%	)	03/20/2018	CITI		1,000	5
Nabors Industries, Inc. 6.150% due 02/15/2018	Buy	(0.630%	)	03/20/2018	DUB		1,000	19
Nationwide Health Properties, Inc. 6.000% due 05/20/2015	Buy	(1.990%	)	06/20/2015	JPM		500	(15)
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	CITI		200	2
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		100	0
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(1.040%	)	06/20/2013	GSC		1,000	2
Norfolk Southern Corp. 5.257% due 09/17/2014	Buy	(0.450%	)	09/20/2014	BCLY		1,000	13
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.410%	)	06/20/2013	GSC		1,000	33
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.400%	)	06/20/2013	DUB		600	20
Rogers Wireless, Inc. 7.250% due 12/15/2012	Buy	(0.540%	)	12/20/2012	MSC		200	7
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.450%		01/20/2009	CSFB		1,000	0
Ryder System, Inc. 5.850% due 11/01/2016	Buy	(0.460%	)	12/20/2016	BEAR		200	10
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011	LEH		200	0
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	200	8
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(1.035%	)	09/20/2013	BCLY		$1,000	24
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		500	(8)
SLM Corp. 5.125% due 08/27/2012	Sell	3.300%		03/20/2009	GSC		300	(4)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%		03/20/2009	GSC		200	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%		03/20/2009	CITI		200	(1)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.260%		03/20/2013	BCLY		5,100	(9)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	GSC		2,100	(2)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%		03/20/2013	GSC		1,700	10
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2013	HSBC		2,100	15
Spain Government Bond 5.500% due 07/30/2017	Sell	0.470%		03/20/2013	MSC		1,700	12
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.125%	)	12/20/2016	BEAR		200	21
Tate & Lyle International Finance PLC 6.125% due 06/15/2011	Buy	(0.315%	)	06/20/2011	LEH		200	6
Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%	)	12/20/2011	BOA		200	7
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	HSBC		400	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC		400	(3)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	200	6
Vivendi 6.625% due 04/04/2018	Buy	(1.500%	)	06/20/2018	DUB		$100	0
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	BEAR		1,000	53
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	MSC		1,000	53
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%	)	06/20/2017	UBS		400	33
Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	LEH		200	0
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	MSC		200	0
XL Capital Finance Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY		100	9
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(0.950%	)	03/20/2018	CITI		700	14

								$998

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	0.787%		06/20/2012	BCLY	$994	$(24)
Dow Jones CDX N.A. HY8 Index	Sell	0.825%		06/20/2012	MSC	3,975	(75)
Dow Jones CDX N.A. HY8 Index	Sell	0.910%		06/20/2012	MLP	1,192	(21)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY	100	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	5,800	9
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	3,700	12
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MSC	400	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	GSC	2,500	52
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	MSC	500	1
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC	12,900	688
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	MLP	900	28
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC	7,100	265
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	3,200	113
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB	1,900	4

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones iTraxx Europe 8SUB Index	Buy	(0.700%	)	12/20/2012	DUB	EUR	2,200	$85
Dow Jones iTraxx Europe 9MAIN Index	Buy	(1.750%	)	06/20/2018	DUB		8,000	179
Dow Jones iTraxx Europe 9SEN4 Index	Buy	(1.750%	)	06/20/2018	BCLY		2,100	(71)
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		200	17
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	DUB		1,200	101
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		100	9
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		700	59
Home Equity Index AA Rating 2006-1	Sell	0.320%		07/25/2045	CSFB		$500	(47)
Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	DUB		500	(1)

								$1,384

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	4,600	$(44)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		15,700	(151)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	MSC		7,000	(68)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		7,800	(71)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	MSC		4,200	(41)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		12,900	(84)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	CITI		10,050	(18)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		10,050	(18)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	BSN	CAD	600	(1)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	RBC		800	(1)
Receive	3-Month Canadian Bank Bill	4.250%	12/20/2013	RBC		1,900	(10)
Receive	3-Month Hong Kong Bank Bill	4.235%	12/17/2008	GSC	HKD	5,800	(6)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$2,300	(7)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		7,300	(17)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		20,400	48
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		77,900	(697)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		2,200	16
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		14,900	(65)
Pay	3-Month USD-LIBOR	5.500%	12/16/2014	GSC		700	13
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		600	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		7,000	131
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		2,800	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		9,800	(44)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		2,200	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		26,300	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		22,300	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		31,400	(206)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		4,900	(84)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		5,700	(97)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		800	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		6,900	(105)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		2,900	(17)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY	EUR	900	(53)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		600	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	RBS		600	(31)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	7,000	(164)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		2,400	(56)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI		700	(28)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		1,700	(71)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		19,900	(43)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		2,700	(33)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		9,500	(119)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		3,900	(197)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		3,100	(158)
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		400	34
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		1,100	100
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		2,300	191
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		1,800	151
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		4,300	156
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		3,300	114
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		1,300	12
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	DUB	EUR	20,300	(345)
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	JPM		11,500	(175)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC	EUR	15,500	$(368)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		49,600	(1,186)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		190	(16)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		11,600	(572)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		700	44
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC		3,200	223
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	JPM		900	113
Receive	6-Month EUR-LIBOR	5.000%	09/19/2012	GSC		2,600	23
Pay	6-Month EUR-LIBOR	4.000%	03/19/2013	BCLY		300	(24)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		20,400	(1,489)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		4,400	(296)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		5,300	(388)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		6,600	(358)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		12,160	915
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		7,000	652
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	HSBC		2,300	178
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		600	63
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		500	61
Receive	6-Month EUR-LIBOR	4.695%	08/24/2017	MSC		200	7
Receive	6-Month EUR-LIBOR	4.703%	08/24/2017	DUB		200	6
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	GSC		3,600	144
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		1,500	4
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		500	2
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		3,700	53
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		1,400	(41)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		4,000	405
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	MSC		3,900	166
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BNP		600	(3)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY	GBP	3,200	(20)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	DUB		100	(1)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		100	2
Pay	6-Month GBP-LIBOR	5.000%	03/20/2010	RBC		2,500	(49)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		3,200	(142)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MLP		2,800	(187)
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		3,000	(172)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2010	RBS		5,800	(224)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		1,600	(66)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		1,900	(93)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		2,600	(208)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	DUB		1,600	(59)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		2,600	(234)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,600	(430)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		3,000	(275)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	MSC		100	(10)
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		4,500	19
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		500	(35)
Receive	6-Month GBP-LIBOR	5.000%	06/18/2018	BCLY		800	(10)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	BCLY		500	31
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	CITI		500	27
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	HSBC		600	35
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		100	2
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		500	(6)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,200	69
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	JPM		400	7
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		100	16
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		400	14
Receive	6-Month JPY-LIBOR	1.500%	06/17/2013	MSC	JPY	60,000	(9)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		430,000	190
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		$4,700	(26)

							$(5,988)

(i) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$134.000	08/22/2008	24	$1	$0
Call - CBOT U.S. Treasury 2-Year Note September Futures	110.500	08/22/2008	205	7	3
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.000	08/22/2008	381	13	6
Call - CBOT U.S. Treasury 30-Year Bond September Futures	143.000	08/22/2008	24	0	0
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	182	3	2

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Options on Exchange-Traded Futures Contracts (Cont.)
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	506	$9	$8
Put - CBOT U.S. Treasury 10-Year Note September Futures	93.000	08/22/2008	85	2	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	102.000	08/22/2008	41	1	1
Put - CBOT U.S. Treasury 30-Year Bond September Futures	90.000	08/22/2008	9	0	0
Put - CBOT U.S. Treasury 30-Year Bond September Futures	92.000	08/22/2008	8	0	0

				$36	$21

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	12,900	$63	$36
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$38,000	205	180
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,400	26	11
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		1,400	15	7
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,400	24	11
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		15,000	176	152
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008		12,200	113	32
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009		7,100	68	38
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,500	28	12
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009		4,700	50	33

								$768	$512

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010	EUR 2,300	$111	$406
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010	2,300	111	71
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	07/09/2008	$ 5,000	0	0

					$222	$477

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 09/01/2038	$106.000	09/04/2008	$ 8,000	$1	$ 0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	116.000	09/04/2008	3,300	0	0
Put - OTC Fannie Mae 6.500% due 09/01/2038	92.000	09/04/2008	5,000	1	0
Put - OTC Ginnie Mae 6.000% due 09/01/2038	85.500	09/15/2008	21,000	2	1
Put - OTC Ginnie Mae 6.500% due 09/01/2038	91.500	09/15/2008	5,000	1	0
Put - OTC Ginnie Mae 6.500% due 09/01/2038	92.000	09/15/2008	2,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	88.500	09/04/2008	50,000	6	2

				$11	$ 3

(j)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$109.500	07/25/2008	30	$18	$1
Put - CBOT U.S. Treasury 10-Year Note August Futures	110.500	07/25/2008	98	57	8

				$75	$9

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	900	$21	$25
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		1,700	44	44
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		3,500	46	40
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		3,500	47	39
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008		5,000	76	170
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		4,200	55	37
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$13,000	191	175
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		400	10	5
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		500	16	10
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		500	16	10

18	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	$26	$16
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	4,900	165	157
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,100	110	54
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,100	68	44
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	17	10
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	1,600	49	37

							$957	$873

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	1.650	07/24/2008	$1,100	$6	$6
Call - OTC U.S. dollar versus Brazilian real		1.640	07/30/2008	1,200	11	10
Put - OTC U.S. dollar versus Japanese yen	JPY	80.000	08/21/2008	900	4	0

					$21	$16

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount in $	Notional Amount in AUD	Notional Amount in EUR	Premium
Balance at 12/31/2007	44	$33,300	AUD 0	EUR 4,200	$574
Sales	1,207	64,300	4,400	14,600	1,743
Closing Buys	(529)	(63,800)	(4,400)	0	(901)
Expirations	(594)	(1,200)	0	0	(363)
Exercised	0	0	0	0	0

Balance at 06/30/2008	128	$32,600	AUD 0	EUR 18,800	$1,053

(k)	Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., Inc.	3.403%	10/02/2009	06/06/2008	$289	$284	0.07%
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	695	655	0.18%

				$984	$939	0.25%

(l)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	07/01/2038	$5,000	$4,929	$4,929
Fannie Mae	6.000%	07/01/2038	2,000	2,018	2,018
Freddie Mac	5.500%	07/01/2038	12,000	11,852	11,822
Treasury Inflation Protected Securities	2.000%	07/15/2014	0	0	0
U.S. Treasury Bonds	5.000%	05/15/2037	900	928	978
U.S. Treasury Notes	2.500%	03/31/2013	800	759	778
U.S. Treasury Notes	3.125%	04/30/2013	1,700	1,656	1,699
U.S. Treasury Notes	3.375%	06/30/2013	2,000	1,992	2,010
U.S. Treasury Notes	3.500%	02/15/2018	700	663	685
U.S. Treasury Notes	3.875%	05/15/2018	1,700	1,647	1,700
U.S. Treasury Notes	4.250%	08/15/2013	3,300	3,438	3,503

				$29,882	$30,122

(3)	Market value includes $108 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	3,916	04/2009	$0	$(11)	$(11)
Sell	AUD	2,043	07/2008	0	(14)	(14)
Buy		246	08/2008	1	0	1
Buy	BRL	15,895	07/2008	1,518	0	1,518
Sell		15,895	07/2008	0	(964)	(964)
Buy		3,522	12/2008	101	0	101

See Accompanying Notes	Semiannual Report	June 30, 2008	19

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell		4,026	12/2008	$0	$(209)	$(209)
Buy	CAD	5,262	08/2008	0	(42)	(42)
Sell		1,600	08/2008	15	0	15
Buy	CLP	6,033	07/2008	0	(1)	(1)
Sell		6,033	07/2008	1	0	1
Buy		10,300	12/2008	0	(2)	(2)
Buy		6,033	05/2009	0	(1)	(1)
Buy	CNY	5,577	11/2008	14	0	14
Buy		33,868	05/2009	48	(2)	46
Buy		5,414	05/2010	0	(9)	(9)
Buy	DKK	10,662	09/2008	41	0	41
Buy	EUR	42,971	07/2008	673	(2)	671
Buy	GBP	4,131	08/2008	47	0	47
Buy	INR	650	08/2008	0	(1)	(1)
Buy	JPY	9,001,948	07/2008	1,376	(1)	1,375
Sell		66,489	07/2008	0	(9)	(9)
Buy	KRW	2,893,362	08/2008	0	(314)	(314)
Sell		2,353,047	08/2008	1	0	1
Buy	MXN	2,064	07/2008	14	0	14
Sell		2,064	07/2008	0	(13)	(13)
Buy		140	11/2008	0	0	0
Buy	MYR	1,986	08/2008	0	(3)	(3)
Buy		7,501	11/2008	0	(92)	(92)
Buy	NOK	3,818	09/2008	12	0	12
Sell	NZD	2,020	07/2008	0	(10)	(10)
Buy	PHP	107,699	08/2008	0	(59)	(59)
Buy	PLN	1,692	07/2008	177	0	177
Sell		1,692	07/2008	0	(24)	(24)
Buy		1,692	05/2009	23	0	23
Buy	RUB	31,529	07/2008	99	0	99
Sell		31,529	07/2008	0	(19)	(19)
Buy		22,862	11/2008	48	0	48
Sell		15,043	11/2008	0	(27)	(27)
Buy		31,529	05/2009	29	0	29
Buy	SAR	3,284	04/2009	0	(9)	(9)
Buy	SEK	13,919	09/2008	10	0	10
Buy	SGD	865	08/2008	26	0	26
Buy		4,056	11/2008	34	0	34
Buy	TWD	9,221	09/2008	0	(2)	(2)
Buy	ZAR	97	07/2008	0	(1)	(1)
Sell		97	07/2008	0	0	0
Buy		97	12/2008	0	0	0

				$4,308	$(1,841)	$2,467

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$466,649	$9,643	$476,292
Other Financial Instruments ++	(1,174)	(31,791)	(260)	(33,225)

Total	$(1,174)	$434,858	$9,383	$443,067

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$9,475	$0	$(9)	$177	$9,643
Other Financial Instruments ++	(41)	0	0	(216)	(3)	(260)

Total	$(41)	$9,475	$0	$(225)	$174	$9,383

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(k) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value,

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(l) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(m) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Semiannual Report	June 30, 2008	23

Notes to Financial Statements (Cont.)

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the

“floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(s) Commodities Index-Linked/Structured Notes  The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss.

(t) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(u) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(v) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses;

Semiannual Report	June 30, 2008	25

Notes to Financial Statements (Cont.)

(vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$905,781	$936,761	$657,261	$512,575

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	46	$605	15	$180
Administrative Class	14,081	188,087	8,356	102,579
Advisor Class	83	1,095	0	1
Issued as reinvestment of distributions
Institutional Class	0	5	1	7
Administrative Class	337	4,516	593	7,286
Advisor Class	0	3	0	0
Cost of shares redeemed
Institutional Class	(11)	(146)	(2)	(18)
Administrative Class	(5,289)	(70,487)	(4,527)	(55,650)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	9,247	$123,678	4,436	$54,385

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(Unaudited) June 30, 2008

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	98
Administrative Class	6	96	*
Advisor Class	1	99

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 8,792	$ (7,608)	$ 1,184

Semiannual Report	June 30, 2008	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

28	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	29

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2008

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

United States	52.0%
Germany	13.3%
Japan	12.8%
Short-Term Instruments	6.5%
United Kingdom	3.2%
Other	12.2%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (01/31/06)
PIMCO Global Bond Portfolio (Unhedged) Institutional Class	4.27%	15.78%	7.45%
JPMorgan GBI Global FX NY Index Unhedged in USD±	4.70%	16.43%	8.36%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Institutional Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,042.68	$1,020.93
Expenses Paid During Periodà	$4.01	$3.97

à Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to U.S. duration and a curve-steepening bias in January and February 2008 contributed to returns as U.S. yields fell and the yield curve steepened over that time frame.

»	An overweight to U.K. duration and a curve-steepening bias for the entire period detracted from returns as U.K. yields rose and the yield curve flattened.

»	An overweight to European interest rates during the first quarter benefited performance as government bond yields fell during that time frame.

»	Exposure to short-dated U.K. interest rate swaps throughout the period detracted from performance as swap spreads widened versus U.K. Gilts.

»	An overweight to mortgage-backed securities detracted from performance as mortgage-backed securities underperformed U.S. Treasuries during the first half of the year.

»	An overweight to corporate bonds of financial institutions detracted from performance as their spreads widened versus U.S. Treasuries.

4	PIMCO Variable Insurance Trust

Financial Highlights Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	01/31/2006-12/31/2006

Institutional Class
Net asset value beginning of year or period	$12.78	$12.06	$12.00
Net investment income (a)	0.23	0.43	0.41
Net realized/unrealized gain on investments	0.32	0.74	0.04
Total income from investment operations	0.55	1.17	0.45
Dividends from net investment income	(0.22)	(0.42)	(0.39)
Distributions from net realized capital gains	0.00	(0.03)	0.00
Total distributions	(0.22)	(0.45)	(0.39)
Net asset value end of year or period	$13.11	$12.78	$12.06
Total return	4.27%	9.89%	3.77%
Net assets end of year or period (000s)	$696	$229	$48
Ratio of expenses to average net assets	0.79%*	0.75%	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%*
Ratio of net investment income to average net assets	3.48%*	3.51%	3.70%*
Portfolio turnover rate	360%	560%	224%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Global Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$474,122
Repurchase agreements, at value	2,170
Cash	904
Deposits with counterparty	3,483
Foreign currency, at value	1,805
Receivable for investments sold	109,616
Receivable for Portfolio shares sold	45,984
Interest and dividends receivable	4,480
Variation margin receivable	479
Swap premiums paid	2,471
Unrealized appreciation on foreign currency contracts	4,308
Unrealized appreciation on swap agreements	7,313
657,135

Liabilities:
Payable for the reverse repurchase agreements	$18,250
Payable for investments purchased	115,962
Payable for investments purchased on a delayed-delivery basis	105,257
Payable for Portfolio shares redeemed	137
Payable for short sales	30,122
Written options outstanding	898
Accrued investment advisory fee	62
Accrued administrative fee	124
Accrued servicing fee	37
Variation margin payable	9
Swap premiums received	5,060
Unrealized depreciation on foreign currency contracts	1,841
Unrealized depreciation on swap agreements	10,919
Other liabilities	2
288,680

Net Assets	$368,455

Net Assets Consist of:
Paid in capital	$351,408
Undistributed net investment income	857
Accumulated undistributed net realized gain	18,048
Net unrealized (depreciation)	(1,858)
$368,455

Net Assets:
Institutional Class	$696
Administrative Class	366,654
Advisor Class	1,105

Shares Issued and Outstanding:
Institutional Class	53
Administrative Class	27,966
Advisor Class	84

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.11
Administrative Class	13.11
Advisor Class	13.11

Cost of Investments Owned	$472,938
Cost of Repurchase Agreements Owned	$2,170
Cost of Foreign Currency Held	$1,800
Proceeds Received on Short Sales	$29,882
Premiums Received on Written Options	$1,053

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Global Bond Portfolio (Unhedged)

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$6,190
Dividends	21
Miscellaneous income	1
Total Income	6,212

Expenses:
Investment advisory fees	364
Administrative fees	728
Servicing fees – Administrative Class	218
Trustees’ fees	2
Interest expense	46
Total Expenses	1,358

Net Investment Income	4,854

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,608
Net realized gain on futures contracts, written options and swaps	14,380
Net realized (loss) on foreign currency transactions	(2,453)
Net change in unrealized (depreciation) on investments	(6,519)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(9,433)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	913
Net Gain	3,496

Net Increase in Net Assets Resulting from Operations	$8,350

*Foreign tax withholdings	$4

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Global Bond Portfolio (Unhedged)

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$4,854	$6,906
Net realized gain	18,535	356
Net change in unrealized appreciation (depreciation)	(15,039)	12,645
Net increase resulting from operations	8,350	19,907

Distributions to Shareholders:
From net investment income
Institutional Class	(6)	(7)
Administrative Class	(4,515)	(6,777)
Advisor Class	(3)	0
From net realized capital gains
Administrative Class	0	(509)

Total Distributions	(4,524)	(7,293)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	605	180
Administrative Class	188,087	102,579
Advisor Class	1,095	1
Issued as reinvestment of distributions
Institutional Class	5	7
Administrative Class	4,516	7,286
Advisor Class	3	0
Cost of shares redeemed
Institutional Class	(146)	(18)
Administrative Class	(70,487)	(55,650)
Net increase resulting from Portfolio share transactions	123,678	54,385

Total Increase in Net Assets	127,504	66,999

Net Assets:
Beginning of period	240,951	173,952
End of period*	$368,455	$240,951

*Including undistributed net investment income of:	$857	$527

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Bond Portfolio (Unhedged)	(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 1.6%

Medallion Trust
2.768% due 05/25/2035		$701	$664

National Australia Bank Ltd.
3.031% due 06/29/2016		600	564

Puma Finance Ltd.
2.748% due 02/21/2038		681	648
7.820% due 08/22/2037	AUD	846	794
8.073% due 07/12/2036		249	236

Swan Series 2006-1E A2
2.796% due 05/12/2037		$816	787
7.902% due 05/12/2037	AUD	1,121	1,043

Torrens Trust Series 2007-1 A
8.067% due 10/19/2038		1,287	1,201

Total Australia (Cost $5,969)			5,937

BELGIUM 0.2%

Belgium Government Bond
4.250% due 09/28/2014	EUR	600	914

Total Belgium (Cost $760)			914

BERMUDA 0.2%

Merna Reinsurance Ltd.
3.451% due 07/07/2010 (k)		$700	655

Total Bermuda (Cost $695)			655

BRAZIL 0.4%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,000	1,060

Vale Overseas Ltd.
6.250% due 01/11/2016		$300	295

Total Brazil (Cost $1,424)			1,355

CANADA 2.2%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,578

Canada Housing Trust No. 1
3.950% due 06/15/2013		1,700	1,669

Canadian Government Bond
4.000% due 06/01/2016		2,600	2,608

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		200	192

Daimler Canada Finance, Inc.
4.850% due 03/30/2009		200	197

Province of Ontario Canada
6.200% due 06/02/2031		500	586

Rogers Communications, Inc.
7.250% due 12/15/2012		$200	212

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	700	1,064

Total Canada (Cost $8,150)			8,106

CAYMAN ISLANDS 0.6%

Mizuho Finance Cayman Ltd.
2.364% due 08/29/2049	JPY	100,000	947

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$400	$401

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	348

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	340

Total Cayman Islands (Cost $2,083)			2,036

FRANCE 2.2%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	700	1,071

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		400	536

CM-CIC Covered Bonds
5.250% due 06/09/2010		600	940

France Government Bond
3.150% due 07/25/2032 (d)		113	207
4.000% due 10/25/2038		100	133
5.750% due 10/25/2032		1,100	1,904
6.500% due 04/25/2011		300	493

Lafarge S.A.
6.500% due 07/15/2016		$2,000	1,935

Vivendi
5.750% due 04/04/2013		900	891
6.625% due 04/04/2018		100	100

Total France (Cost $8,176)			8,210

GERMANY 17.1%

Deutsche Bank AG
4.875% due 05/20/2013		$1,700	1,675

Driver One GmbH
4.594% due 10/21/2015	EUR	500	772

Republic of Germany
3.750% due 01/04/2015		3,200	4,787
3.750% due 01/04/2017		14,700	21,736
4.000% due 01/04/2037		400	545
4.250% due 07/04/2014		4,100	6,322
4.250% due 07/04/2039		2,500	3,550
4.750% due 07/04/2028		300	461
4.750% due 07/04/2034		1,100	1,685
5.500% due 01/04/2031		1,600	2,696
5.625% due 01/04/2028		3,550	6,040
6.250% due 01/04/2024		600	1,080
6.250% due 01/04/2030		5,300	9,735
6.500% due 07/04/2027		1,100	2,057

Total Germany (Cost $60,012)			63,141

ICELAND 0.1%

Glitnir Banki HF
3.078% due 04/20/2010		$500	434

Total Iceland (Cost $500)			434

IRELAND 1.3%

Bank of Ireland
2.819% due 12/19/2008		$400	400

Cars Alliance Funding PLC
4.861% due 10/08/2023	EUR	500	765

Immeo Residential Finance PLC
5.118% due 12/15/2016		972	1,395

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ireland Government Bond
4.400% due 06/18/2019	EUR	1,200	$1,784

SC Germany Auto
4.545% due 08/11/2015		388	602

Total Ireland (Cost $4,949)			4,946

ITALY 0.6%

Locat Securitisation Vehicle Srl
5.120% due 12/12/2028	EUR	800	1,215

Seashell Securities PLC
5.129% due 07/25/2028		28	43

Siena Mortgages SpA
5.188% due 12/16/2038		198	305

Split Srl
4.969% due 10/25/2018		349	536

Total Italy (Cost $1,943)			2,099

JAPAN 16.5%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	145

Japan Government Bond
0.900% due 12/20/2012	JPY	480,000	4,480
1.100% due 09/20/2012		1,390,000	13,111
1.200% due 03/20/2012		450,000	4,266
1.500% due 12/20/2017		310,000	2,906
1.600% due 09/20/2013		10,000	96
2.300% due 05/20/2030		7,000	66
2.300% due 06/20/2035		130,000	1,200
2.400% due 03/20/2034		130,000	1,226
2.500% due 09/20/2035		820,000	7,884
2.500% due 03/20/2036		10,000	96
2.500% due 06/20/2036		180,000	1,725
2.500% due 09/20/2036		120,000	1,150
2.500% due 09/20/2037		200,000	1,921

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		121,080	1,130
1.100% due 12/10/2016		1,064,240	10,062
1.200% due 06/10/2017		121,440	1,150
1.200% due 12/10/2017		552,750	5,227
1.400% due 06/10/2018		200,000	1,921

Resona Bank Ltd.
5.850% due 09/29/2049		$100	86

Sumitomo Mitsui Banking Corp.
1.726% due 12/31/2049	JPY	100,000	945
5.625% due 07/29/2049		$100	90

Total Japan (Cost $59,030)			60,883

JERSEY, CHANNEL ISLANDS 0.0%

HSBC Capital Funding LP
9.547% due 12/29/2049		$100	104

Total Jersey, Channel Islands (Cost $108)			104

LUXEMBOURG 0.0%

Silver Arrow S.A.
4.544% due 08/15/2014	EUR	93	145

Total Luxembourg (Cost $143)			145

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS 1.2%

Dutch Mortgage-Backed Securities BV
5.007% due 10/02/2079	EUR	778	$1,216

Netherlands Government Bond
4.250% due 07/15/2013		200	307

Rabobank Nederland NV
3.119% due 05/19/2010		$2,900	2,897

Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		100	100

Total Netherlands (Cost $4,199)			4,520

NORWAY 0.4%

DnB NOR Bank ASA
2.780% due 10/13/2009		$300	300

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	1,090

Total Norway (Cost $1,377)			1,390

RUSSIA 0.5%

Gaz Capital S.A.
7.343% due 04/11/2013		$300	308
8.146% due 04/11/2018		300	311

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		706	701

VTB Capital S.A.
3.384% due 08/01/2008		500	496

Total Russia (Cost $1,804)			1,816

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	500	758

Total South Korea (Cost $770)			758

SPAIN 3.1%

Bancaja Fondo de Titulizacion de Activos
4.939% due 10/25/2037	EUR	162	231

Bankinter S.A.
5.000% due 05/14/2010		500	775

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$600	581

Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009		400	396

Spain Government Bond
4.750% due 07/30/2014	EUR	5,000	7,839
5.750% due 07/30/2032		900	1,529

Total Spain (Cost $10,134)			11,351

SWITZERLAND 0.6%

UBS AG
5.750% due 04/25/2018		$1,900	1,819
5.875% due 12/20/2017		500	488

Total Switzerland (Cost $2,388)			2,307

UNITED KINGDOM 4.1%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	2,100	3,190

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Barclays Bank PLC
6.050% due 12/04/2017		$1,100	$1,082
7.700% due 04/29/2049		2,400	2,454
8.250% due 02/28/2049	GBP	300	608

HBOS PLC
5.920% due 09/29/2049		$1,200	856
6.750% due 05/21/2018		800	767

HSBC Holdings PLC
6.500% due 05/02/2036		1,200	1,121

Permanent Financing PLC
5.097% due 09/10/2032	EUR	600	925

Punch Taverns Finance PLC
6.749% due 10/15/2032	GBP	100	154

Tate & Lyle International Finance PLC
6.125% due 06/15/2011		$200	202

United Kingdom Gilt
4.000% due 09/07/2016	GBP	400	738
4.750% due 09/07/2015		1,500	2,917

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	98

Total United Kingdom (Cost $15,629)			15,112

UNITED STATES 67.4%

ASSET-BACKED SECURITIES 10.0%

Accredited Mortgage Loan Trust
2.522% due 09/25/2036		$125	124
2.532% due 02/25/2037		436	427

AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		1,521	1,521

Amortizing Residential Collateral Trust
2.772% due 07/25/2032		1	1
3.182% due 10/25/2031		2	2

Asset-Backed Funding Certificates
2.542% due 01/25/2037		369	359

Asset-Backed Securities Corp. Home Equity
2.532% due 12/25/2036		363	351

BA Credit Card Trust
2.481% due 02/15/2013		200	197
3.051% due 04/15/2013		1,800	1,798
3.671% due 12/16/2013		1,100	1,117

Bank One Issuance Trust
2.591% due 05/15/2014		1,600	1,572
3.860% due 06/15/2011		1,900	1,905

Capital Auto Receivables Asset Trust
2.571% due 01/15/2010		943	943
3.171% due 09/15/2010		800	801
3.921% due 10/15/2012		800	808
5.030% due 10/15/2009		252	253

Carrington Mortgage Loan Trust
2.532% due 12/25/2036		466	455

Chase Credit Card Master Trust
2.581% due 02/15/2011		500	500

Chase Issuance Trust
2.461% due 07/15/2011		800	798
3.121% due 11/15/2011		3,100	3,108
3.371% due 05/16/2011		800	804

Countrywide Asset-Backed Certificates
2.512% due 01/25/2046		116	115
2.532% due 05/25/2037		846	817

Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036		461	449

CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032		1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CSAB Mortgage-Backed Trust
2.582% due 06/25/2036	$26	$26

First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 05/25/2036	50	50
2.522% due 01/25/2038	475	459

Ford Credit Auto Owner Trust
2.776% due 06/15/2009	1,516	1,517
3.071% due 07/15/2010	2,400	2,403
3.371% due 01/15/2011	1,400	1,404
3.891% due 06/15/2012	1,100	1,111
5.260% due 10/15/2010	926	935

Franklin Auto Trust
3.482% due 10/20/2011	700	699

Fremont Home Loan Trust
2.532% due 10/25/2036	357	348

GSAMP Trust
2.582% due 01/25/2047	477	466
2.772% due 03/25/2034	21	21

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	467	448

Indymac Residential Asset-Backed Trust
2.522% due 08/25/2036	49	49
2.542% due 04/25/2037	347	343

JPMorgan Mortgage Acquisition Corp.
2.532% due 10/25/2036	444	434

Lehman XS Trust
2.562% due 04/25/2046	48	47

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	189	183

Morgan Stanley ABS Capital I
2.522% due 07/25/2036	143	142

Nelnet Student Loan Trust
3.150% due 04/27/2015	800	802

Option One Mortgage Loan Trust
2.532% due 07/25/2036	78	77

SACO I, Inc.
2.542% due 05/25/2036	45	32
2.682% due 04/25/2035	9	6

Sears Credit Account Master Trust
2.691% due 04/16/2013	800	789

Securitized Asset-Backed Receivables LLC Trust
2.532% due 12/25/2036	484	469
2.542% due 03/25/2036	40	40

SLC Student Loan Trust
3.212% due 06/15/2017	800	799

SLM Student Loan Trust
2.976% due 12/17/2018	218	216
2.982% due 10/25/2017 (a)	1,600	1,599
3.393% due 07/25/2013	900	900

Structured Asset Securities Corp.
2.882% due 05/25/2034	10	8
4.900% due 04/25/2035	46	35

Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034	7	7

Washington Mutual Asset-Backed Certificates
2.542% due 10/25/2036	525	498

Wells Fargo Home Equity Trust
2.712% due 10/25/2035	197	189

		36,777

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
6.780% due 08/03/2012	2,183	1,808

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.422% due 07/09/2008		$1,000	$993

CORPORATE BONDS & NOTES 25.2%

Allstate Life Global Funding II
3.328% due 05/21/2010		2,100	2,088

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	698

American Express Bank FSB
2.612% due 05/29/2012		200	188
5.500% due 04/16/2013		1,400	1,371

American Express Co.
7.000% due 03/19/2018		1,500	1,523

American Express Credit Corp.
2.531% due 03/02/2009		400	398
2.651% due 12/02/2010		200	193
3.882% due 05/27/2010		500	496
5.875% due 05/02/2013		500	498

American General Finance Corp.
6.900% due 12/15/2017		100	87

American International Group, Inc.
4.875% due 03/15/2067	EUR	200	236
6.250% due 03/15/2037		$100	79
8.000% due 05/22/2038	EUR	1,700	2,643
8.175% due 05/15/2058		$1,800	1,700

Amgen, Inc.
6.150% due 06/01/2018		2,000	2,017

AutoZone, Inc.
5.875% due 10/15/2012		100	100

Bank of America Corp.
2.904% due 11/06/2009		400	396
4.625% due 02/07/2017	EUR	500	690
5.650% due 05/01/2018		$100	94
8.000% due 12/29/2049		1,100	1,033
8.125% due 12/29/2049		1,600	1,514

Bank of America N.A.
3.316% due 05/12/2010		1,000	996
3.351% due 06/23/2010		1,300	1,297

Bear Stearns Cos., Inc.
3.403% due 10/02/2009 (k)	CAD	300	284
6.400% due 10/02/2017		$1,000	991
6.950% due 08/10/2012		1,200	1,249
7.250% due 02/01/2018		1,300	1,361

BellSouth Corp.
5.200% due 09/15/2014		200	197

Boston Scientific Corp.
6.400% due 06/15/2016		200	189

Caterpillar Financial Services Corp.
3.329% due 06/25/2010		1,700	1,699
3.559% due 06/24/2011		1,900	1,899

Charter One Bank N.A.
2.957% due 04/24/2009		1,000	997

CIT Group, Inc.
2.787% due 06/08/2009		500	463

Citigroup Capital XXI
8.300% due 12/21/2057		800	759

Citigroup Funding, Inc.
3.820% due 05/07/2010		2,000	1,985

Citigroup, Inc.
2.848% due 12/26/2008		400	398
5.500% due 04/11/2013		2,000	1,955
6.125% due 11/21/2017		800	770
6.125% due 05/15/2018		2,900	2,784
8.400% due 04/29/2049		800	761

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$1,000	$954

CMS Energy Corp.
3.663% due 01/15/2013		200	187

CNA Financial Corp.
6.000% due 08/15/2011		200	201

ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009		380	380

CSX Corp.
6.300% due 03/15/2012		200	201

CVS Caremark Corp.
5.750% due 08/15/2011		200	205

Daimler Finance North America LLC
3.138% due 03/13/2009		600	598
5.750% due 05/18/2009		200	203

Darden Restaurants, Inc.
6.200% due 10/15/2017		1,000	931

DR Horton, Inc.
6.000% due 04/15/2011		200	184

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	304

Erac USA Finance Co.
5.800% due 10/15/2012		800	757

Fleet National Bank
1.150% due 07/07/2008	JPY	30,000	283

FPL Group Capital, Inc.
3.694% due 06/17/2011		$600	606

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015		400	404

GATX Financial Corp.
5.500% due 02/15/2012		1,000	993

General Electric Capital Corp.
2.876% due 06/15/2009		200	200
3.558% due 05/22/2013		800	796

GMAC LLC
3.926% due 05/15/2009		500	470
3.951% due 09/23/2008		200	197

Goldman Sachs Group, Inc.
2.561% due 12/23/2009		600	591
5.375% due 02/15/2013	EUR	200	300
5.950% due 01/18/2018		$500	482
6.150% due 04/01/2018		700	681
7.250% due 04/10/2028	GBP	500	1,039

HJ Heinz Co.
6.428% due 12/01/2020		$300	303

HJ Heinz Finance Co.
6.000% due 03/15/2012		100	103

HSBC Finance Corp.
2.899% due 06/19/2009		400	392
2.906% due 09/15/2008		100	100

International Lease Finance Corp.
5.350% due 03/01/2012		200	179
5.400% due 02/15/2012		200	180

iStar Financial, Inc.
5.150% due 03/01/2012		200	165

JC Penney Corp., Inc.
8.000% due 03/01/2010		200	208

JPMorgan Chase & Co.
2.929% due 06/25/2012		1,600	1,560
5.058% due 02/22/2021	CAD	200	184
6.000% due 01/15/2018		$1,800	1,759

JPMorgan Chase Capital XX
6.550% due 09/29/2036		400	348

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Capital XXII
6.450% due 02/02/2037	$100	$86

Kraft Foods, Inc.
6.250% due 06/01/2012	200	205

Lehman Brothers Holdings, Inc.
2.820% due 11/16/2009	1,700	1,621
5.625% due 01/24/2013	1,000	948
6.875% due 05/02/2018	800	777

Ltd. Brands, Inc.
6.900% due 07/15/2017	1,000	911

Mandalay Resort Group
6.500% due 07/31/2009	400	397

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014	2,000	1,946

Masco Corp.
6.125% due 10/03/2016	200	182

Merck & Co., Inc.
4.750% due 03/01/2015	200	198

Merrill Lynch & Co., Inc.
2.768% due 08/14/2009	200	194
2.901% due 03/23/2010	500	469
2.960% due 10/23/2008	200	199
4.966% due 05/12/2010	2,200	2,166
6.875% due 04/25/2018	1,500	1,432

Metropolitan Life Global Funding I
5.125% due 04/10/2013	1,300	1,282

Mohawk Industries, Inc.
6.125% due 01/15/2016	1,000	959

Morgan Stanley
2.844% due 02/09/2009	500	495
3.184% due 10/18/2016	200	174
3.193% due 10/15/2015	1,000	878
4.778% due 05/14/2010	1,100	1,096
6.000% due 04/28/2015	1,700	1,630
6.625% due 04/01/2018	1,600	1,521

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	2,028

Nationwide Health Properties, Inc.
6.000% due 05/20/2015	500	464

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	200	196

NGPL Pipe Co. LLC
7.119% due 12/15/2017	500	512

Norfolk Southern Corp.
5.257% due 09/17/2014	1,000	991

Pricoa Global Funding I
3.473% due 06/04/2010	2,900	2,898

Principal Life Income Funding Trusts
5.300% due 04/24/2013	800	801

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	100	100

Rabobank Capital Funding Trust
5.254% due 12/29/2049	400	344

Ryder System, Inc.
5.850% due 11/01/2016	200	191

Sara Lee Corp.
6.250% due 09/15/2011	200	205

Sealed Air Corp.
5.625% due 07/15/2013	1,000	968

Sprint Nextel Corp.
6.000% due 12/01/2016	200	172

State Street Capital Trust IV
3.776% due 06/15/2037	500	386

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Target Corp.
7.000% due 01/15/2038	$600	$618

Time Warner, Inc.
2.915% due 11/13/2009	400	389
5.500% due 11/15/2011	200	197

U.S. Bancorp
2.512% due 04/28/2009	300	300

Verizon Communications, Inc.
4.350% due 02/15/2013	1,000	963

Wachovia Bank N.A.
2.841% due 03/23/2009	500	498

Wachovia Corp.
5.500% due 05/01/2013	1,600	1,534

Wells Fargo & Co.
4.375% due 01/31/2013	400	388

Wyeth
6.950% due 03/15/2011	200	212

Xerox Corp.
9.750% due 01/15/2009	200	206

Yum! Brands, Inc.
6.250% due 03/15/2018	700	685

		92,716

MORTGAGE-BACKED SECURITIES 8.0%

Adjustable Rate Mortgage Trust
5.141% due 09/25/2035	60	58

Banc of America Funding Corp.
5.888% due 04/25/2037	800	612

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	203	196

BCAP LLC Trust
2.652% due 01/25/2037	871	558

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	1,001	957
4.415% due 05/25/2034	191	180
4.550% due 08/25/2035	928	892
4.629% due 05/25/2034	46	44
4.641% due 10/25/2033	77	74
4.760% due 11/25/2034	45	44

Bear Stearns Alt-A Trust
5.558% due 11/25/2035	459	383
5.701% due 09/25/2035	320	265
6.250% due 08/25/2036	549	429

Bear Stearns Commercial Mortgage Securities
2.581% due 03/15/2019	525	502
5.540% due 09/11/2041	500	480

Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	596	529

Bear Stearns Structured Products, Inc.
5.777% due 12/26/2046	268	220

CC Mortgage Funding Corp.
2.662% due 07/25/2036	306	223

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	400	378

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	220	208
4.748% due 08/25/2035	232	221

Countrywide Alternative Loan Trust
2.662% due 02/20/2047	464	327
2.689% due 03/20/2046	296	210
2.762% due 02/25/2037	358	262
2.832% due 05/25/2037	177	122
5.250% due 06/25/2035	103	89
5.889% due 11/25/2035	838	687

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.166% due 08/25/2036	$461	$441
6.250% due 08/25/2037	87	65

Countrywide Home Loan Mortgage Pass-Through Trust
2.712% due 05/25/2035	200	152
2.772% due 04/25/2035	65	49
2.802% due 03/25/2035	230	169
2.812% due 02/25/2035	22	18
2.862% due 09/25/2034	27	22
4.123% due 11/19/2033	172	155
4.799% due 11/25/2034	76	73
5.607% due 08/25/2034	24	20

CS First Boston Mortgage Securities Corp.
4.688% due 08/25/2033	116	113
6.500% due 04/25/2033	4	4

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.886% due 10/25/2036	800	573

First Horizon Asset Securities, Inc.
4.384% due 12/25/2033	54	53
4.464% due 07/25/2033	25	24
6.250% due 08/25/2017	165	162

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	395	392

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	15	15

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	92	91

Greenpoint Mortgage Funding Trust
2.752% due 11/25/2045	27	22

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	800	747

GSR Mortgage Loan Trust
4.510% due 03/25/2033	66	63
4.519% due 06/25/2034	27	25
4.539% due 09/25/2035	1,105	1,072

Harborview Mortgage Loan Trust
2.672% due 01/19/2038	156	112
2.852% due 02/19/2034	7	7
5.172% due 05/19/2033	105	101

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	723	594

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,207
5.429% due 12/12/2043	300	285

JPMorgan Mortgage Trust
4.386% due 11/25/2033	61	59
4.766% due 07/25/2035	649	623
5.005% due 07/25/2035	667	639
5.020% due 02/25/2035	129	122

Lehman XS Trust
2.562% due 07/25/2046	123	120

MASTR Alternative Loans Trust
2.882% due 03/25/2036	112	80

MASTR Asset Securitization Trust
4.500% due 03/25/2018	144	142

Mellon Residential Funding Corp.
2.911% due 12/15/2030	38	36

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	800	738
5.172% due 12/12/2049	300	280
6.156% due 08/12/2049	1,900	1,839

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	259	208
2.732% due 08/25/2036	84	53
6.239% due 02/25/2033	47	47

MLCC Mortgage Investors, Inc.
4.430% due 10/25/2035	355	336

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	$58	$47

Residential Accredit Loans, Inc.
2.662% due 06/25/2046	927	665
2.692% due 04/25/2046	415	297

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	43	38
4.590% due 04/25/2034	108	103
5.210% due 09/25/2034	211	205

Structured Asset Mortgage Investments, Inc.
2.692% due 05/25/2046	220	157
2.702% due 05/25/2036	1,020	715
2.732% due 07/19/2035	718	648
2.772% due 07/19/2034	11	9
2.832% due 03/19/2034	19	17

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	530	507

Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	549	518
5.037% due 03/15/2042	800	778
5.342% due 12/15/2043	1,500	1,388

WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045	139	111
2.772% due 10/25/2045	71	55
2.792% due 01/25/2045	23	18
2.802% due 01/25/2045	22	18
3.022% due 12/25/2027	94	86
4.229% due 03/25/2034	177	173
4.361% due 02/27/2034	16	14
4.561% due 06/25/2033	40	39
4.780% due 07/25/2046	443	355
4.928% due 08/25/2042	17	15

Washington Mutual Alternative Mortgage Pass-Through Certificates
4.468% due 07/25/2046	158	112

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	317	306
4.750% due 10/25/2018	186	180
4.950% due 03/25/2036	376	363
5.577% due 04/25/2036	86	85

		29,320

MUNICIPAL BONDS & NOTES 1.0%

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	400	386

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	1,300	1,276

Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2039	200	199

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	348

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,136

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028	25	26

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	334

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	7

		3,712

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.2%

DG Funding Trust
5.041% due 12/31/2049	58	$579

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 22.0%

Fannie Mae
2.602% due 03/25/2034	$24	23
2.632% due 08/25/2034	15	15
2.682% due 10/27/2037	1,200	1,148
2.732% due 06/25/2044	17	17
4.205% due 11/01/2034	234	238
4.940% due 12/01/2034	37	38
5.000% due 07/01/2023 - 07/01/2038	2,300	2,214
5.000% due 03/01/2036 (f)	428	412
5.500% due 10/01/2016 - 05/01/2047	4,182	4,115
5.500% due 10/01/2025 - 12/01/2036 (f)	4,852	4,805
6.000% due 07/01/2038 - 07/25/2044	1,786	1,803
6.340% due 10/01/2034	19	19

Freddie Mac
2.701% due 02/15/2019	1,180	1,156
2.762% due 09/25/2031	61	60
2.971% due 04/15/2028	805	804
4.000% due 03/01/2010	404	404
4.500% due 02/15/2017 - 02/01/2018	1,628	1,604
4.994% due 10/25/2044	129	125
5.000% due 03/15/2017	252	256
5.333% due 04/01/2037	294	298
5.500% due 06/01/2035	1,206	1,193
5.500% due 02/01/2038 (f)	23,023	22,707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 04/15/2036 - 10/01/2037	$2,058	$2,085
6.632% due 02/01/2029	21	21

Ginnie Mae
5.125% due 11/20/2024	6	6
6.000% due 07/01/2038	28,000	28,424
6.500% due 07/01/2038	7,000	7,231

		81,221

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Strips
0.000% due 05/15/2017	430	296
0.000% due 08/15/2020	300	172
0.000% due 11/15/2021	600	323

		791

Total United States (Cost $252,666)		247,917

SHORT-TERM INSTRUMENTS 8.5%

CERTIFICATES OF DEPOSIT 1.1%

Abbey National Treasury Services PLC
2.409% due 07/02/2008	$400	400

Unicredito Italiano NY
3.071% due 05/15/2009	3,200	3,200
3.071% due 05/18/2009	500	485

		4,085

COMMERCIAL PAPER 5.0%

Citibank N.A.
3.570% due 08/19/2008	1,700	1,692
3.570% due 10/23/2008	1,600	1,585
3.580% due 10/23/2008	1,600	1,585

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Home Loan Bank
2.000% due 07/01/2008	$4,000	$4,000

ING Funding LLC
2.480% due 08/08/2008	5,400	5,386

Westpac Banking Corp.
2.700% due 09/18/2008	4,100	4,075

		18,323

REPURCHASE AGREEMENTS 0.6%

State Street Bank and Trust Co.
1.650% due 07/01/2008	2,170	2,170

(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $2,217. Repurchase proceeds are $2,170.)

U.S. TREASURY BILLS 1.8%
1.839% due 08/28/2008 - 09/25/2008 (b)(e)	6,600	6,565

Total Short-Term Instruments (Cost $31,162)		31,143

PURCHASED OPTIONS (i) 0.3%
(Cost $1,037)		1,013

Total Investments 129.3% (Cost $475,108)		$476,292

Written Options (j) (0.3%) (Premiums $1,053)		(898)

Other Assets and Liabilities (Net) (29.0%)		(106,939)

Net Assets 100.0%		$368,455

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $6,466 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $17,070 at a weighted average interest rate of 2.367%. On June 30, 2008, securities valued at $19,186 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $3,483 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Short	06/2009	36	$212
90-Day Euribor March Futures	Short	03/2009	34	189
90-Day Euribor September Futures	Short	09/2008	73	(1)
90-Day Euribor September Futures	Short	09/2009	64	362
90-Day Eurodollar December Futures	Long	12/2008	193	(15)
90-Day Eurodollar December Futures	Long	12/2009	654	(1,776)
90-Day Eurodollar March Futures	Long	03/2009	20	6
90-Day Eurodollar March Futures	Long	03/2010	139	(430)
90-Day Eurodollar September Futures	Long	09/2008	11	8
90-Day Eurodollar September Futures	Long	09/2009	100	(174)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	91	107
3-Month Canadian Bankers’ Acceptance September Futures	Short	09/2008	5	7
Australia Government 3-Year Bond September Futures	Short	09/2008	37	(26)
Australia Government 10-Year Bond September Futures	Short	09/2008	28	(43)
Euro-Bobl September Futures	Long	09/2008	63	18
Euro-Bund 10-Year Bond September Futures	Short	09/2008	74	134
Euro-Schatz September Futures	Short	09/2008	410	101
Japan Government 10-Year Bond September Futures	Long	09/2008	13	175
U.S. Treasury 2-Year Note September Futures	Short	09/2008	531	(98)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	525	$320
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	24	17
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	63	(230)
United Kingdom Government 10-Year Bond September Futures	Long	09/2008	11	(37)

				$(1,174)

(h)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	200	$3
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.370%	)	12/20/2017	MLP		$100	13
Amgen, Inc. 6.150% due 06/01/2018	Buy	(1.000%	)	06/20/2018	UBS		2,000	(10)
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.920%	)	06/20/2013	RBS		1,000	0
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		100	1
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.760%	)	12/20/2017	CSFB		1,000	21
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%	)	03/20/2018	RBS		700	(61)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP		600	(50)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH		200	1
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		200	(3)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		3,200	54
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	LEH		2,300	44
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	BCLY		400	40
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		100	4
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.940%	)	06/20/2018	BOA		2,000	73
Cleveland Electric Illuminating Co. 5.700% due 04/01/2017	Buy	(0.940%	)	06/20/2017	RBS		1,000	5
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		100	1
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	JPM		100	1
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	200	1
CSX Corp. 6.300% due 03/15/2012	Buy	(0.230%	)	03/20/2012	MLP		$200	8
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011	LEH		200	2
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	RBC		200	0
Daimler Finance N.A. LLC 5.750% due 05/18/2009	Buy	(0.380%	)	06/20/2009	CSFB		200	0
Darden Restaurants, Inc. 6.200% due 10/15/2017	Buy	(1.450%	)	12/20/2017	CITI		1,000	12
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%		12/20/2008	RBS		1,400	1
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	MSC		100	2
DR Horton, Inc. 6.000% due 04/15/2011	Buy	(3.950%	)	06/20/2011	LEH		200	4
Erac USA Finance Co. 5.800% due 10/15/2012	Buy	(2.700%	)	12/20/2012	JPM		800	(6)
Fannie Mae 5.500% due 06/09/2033	Buy	(0.570%	)	09/20/2013	JPM		1,400	5
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		1,300	(32)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH		200	32
Freddie Mac 4.500% due 01/15/2014	Buy	(0.560%	)	09/20/2013	BOA		1,700	7
GATX Financial Corp. 5.500% due 02/15/2012	Buy	(0.605%	)	03/20/2012	RBS		1,000	23
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.000%		06/20/2009	UBS		1,100	0
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	MSC		500	82
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		100	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%		03/20/2009	GSC		300	(13)
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	CITI		500	(19)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.520%	)	06/20/2013	BCLY		100	(1)
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR		100	0
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	200	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.280%		12/20/2011	RBS		$100	(4)
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP		200	22
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	BCLY		200	22
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%	)	03/20/2012	CSFB		200	41
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	DUB		200	3
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%	)	03/20/2016	RBC		200	11
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.570%	)	12/20/2017	LEH		100	3
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.737%	)	03/20/2018	BNP		700	16
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		700	17
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	200	2
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%	)	06/20/2012	BEAR		$200	5
Lafarge S.A. 6.500% due 07/15/2016	Buy	(1.690%	)	09/20/2016	BOA		2,000	20
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	Buy	(1.552%	)	06/20/2018	JPM		800	39
Ltd. Brands, Inc. 6.900% due 07/15/2017	Buy	(2.850%	)	09/20/2017	JPM		1,000	(1)
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	Buy	(0.670%	)	09/20/2014	DUB		1,000	6
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	Buy	(0.590%	)	09/20/2014	DUB		1,000	10
Masco Corp. 6.125% due 10/03/2016	Buy	(0.907%	)	12/20/2016	CSFB		200	18
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	BEAR		1,000	57

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017	GSC		$500	$41
Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	LEH		200	2
Mohawk Industries, Inc. 6.125% due 01/15/2016	Buy	(1.550%	)	03/20/2016	UBS		1,000	9
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.850%	)	09/20/2018	DUB		1,300	4
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS		200	20
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(1.350%	)	12/20/2015	JPM		1,000	35
Multiple Reference Entities of Gazprom	Sell	1.500%		01/20/2009	HSBC		1,200	12
Multiple Reference Entities of Gazprom	Sell	1.910%		04/20/2009	MSC		900	11
Nabors Industries, Inc. 6.150% due 02/15/2018	Buy	(0.820%	)	03/20/2018	CITI		1,000	5
Nabors Industries, Inc. 6.150% due 02/15/2018	Buy	(0.630%	)	03/20/2018	DUB		1,000	19
Nationwide Health Properties, Inc. 6.000% due 05/20/2015	Buy	(1.990%	)	06/20/2015	JPM		500	(15)
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	CITI		200	2
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		100	0
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(1.040%	)	06/20/2013	GSC		1,000	2
Norfolk Southern Corp. 5.257% due 09/17/2014	Buy	(0.450%	)	09/20/2014	BCLY		1,000	13
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.410%	)	06/20/2013	GSC		1,000	33
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.400%	)	06/20/2013	DUB		600	20
Rogers Wireless, Inc. 7.250% due 12/15/2012	Buy	(0.540%	)	12/20/2012	MSC		200	7
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.450%		01/20/2009	CSFB		1,000	0
Ryder System, Inc. 5.850% due 11/01/2016	Buy	(0.460%	)	12/20/2016	BEAR		200	10
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011	LEH		200	0
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	200	8
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(1.035%	)	09/20/2013	BCLY		$1,000	24
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		500	(8)
SLM Corp. 5.125% due 08/27/2012	Sell	3.300%		03/20/2009	GSC		300	(4)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%		03/20/2009	GSC		200	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%		03/20/2009	CITI		200	(1)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.260%		03/20/2013	BCLY		5,100	(9)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	GSC		2,100	(2)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%		03/20/2013	GSC		1,700	10
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2013	HSBC		2,100	15
Spain Government Bond 5.500% due 07/30/2017	Sell	0.470%		03/20/2013	MSC		1,700	12
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.125%	)	12/20/2016	BEAR		200	21
Tate & Lyle International Finance PLC 6.125% due 06/15/2011	Buy	(0.315%	)	06/20/2011	LEH		200	6
Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%	)	12/20/2011	BOA		200	7
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	HSBC		400	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC		400	(3)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	200	6
Vivendi 6.625% due 04/04/2018	Buy	(1.500%	)	06/20/2018	DUB		$100	0
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	BEAR		1,000	53
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	MSC		1,000	53
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%	)	06/20/2017	UBS		400	33
Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	LEH		200	0
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	MSC		200	0
XL Capital Finance Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY		100	9
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(0.950%	)	03/20/2018	CITI		700	14

								$998

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	0.787%		06/20/2012	BCLY	$994	$(24)
Dow Jones CDX N.A. HY8 Index	Sell	0.825%		06/20/2012	MSC	3,975	(75)
Dow Jones CDX N.A. HY8 Index	Sell	0.910%		06/20/2012	MLP	1,192	(21)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY	100	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	5,800	9
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	3,700	12
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MSC	400	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	GSC	2,500	52
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	MSC	500	1
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC	12,900	688
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	MLP	900	28
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC	7,100	265
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	3,200	113
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB	1,900	4

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones iTraxx Europe 8SUB Index	Buy	(0.700%	)	12/20/2012	DUB	EUR	2,200	$85
Dow Jones iTraxx Europe 9MAIN Index	Buy	(1.750%	)	06/20/2018	DUB		8,000	179
Dow Jones iTraxx Europe 9SEN4 Index	Buy	(1.750%	)	06/20/2018	BCLY		2,100	(71)
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		200	17
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	DUB		1,200	101
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		100	9
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		700	59
Home Equity Index AA Rating 2006-1	Sell	0.320%		07/25/2045	CSFB		$500	(47)
Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	DUB		500	(1)

								$1,384

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	4,600	$(44)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		15,700	(151)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	MSC		7,000	(68)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		7,800	(71)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	MSC		4,200	(41)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		12,900	(84)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	CITI		10,050	(18)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		10,050	(18)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	BSN	CAD	600	(1)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	RBC		800	(1)
Receive	3-Month Canadian Bank Bill	4.250%	12/20/2013	RBC		1,900	(10)
Receive	3-Month Hong Kong Bank Bill	4.235%	12/17/2008	GSC	HKD	5,800	(6)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$2,300	(7)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		7,300	(17)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		20,400	48
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		77,900	(697)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		2,200	16
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		14,900	(65)
Pay	3-Month USD-LIBOR	5.500%	12/16/2014	GSC		700	13
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		600	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		7,000	131
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		2,800	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		9,800	(44)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		2,200	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		26,300	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		22,300	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		31,400	(206)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		4,900	(84)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		5,700	(97)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		800	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		6,900	(105)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		2,900	(17)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY	EUR	900	(53)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		600	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	RBS		600	(31)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	7,000	(164)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		2,400	(56)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI		700	(28)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		1,700	(71)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		19,900	(43)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		2,700	(33)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		9,500	(119)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		3,900	(197)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		3,100	(158)
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		400	34
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		1,100	100
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		2,300	191
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		1,800	151
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		4,300	156
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		3,300	114
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		1,300	12
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	DUB	EUR	20,300	(345)
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	JPM		11,500	(175)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC	EUR	15,500	$(368)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		49,600	(1,186)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		190	(16)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		11,600	(572)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		700	44
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC		3,200	223
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	JPM		900	113
Receive	6-Month EUR-LIBOR	5.000%	09/19/2012	GSC		2,600	23
Pay	6-Month EUR-LIBOR	4.000%	03/19/2013	BCLY		300	(24)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		20,400	(1,489)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		4,400	(296)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		5,300	(388)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		6,600	(358)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		12,160	915
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		7,000	652
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	HSBC		2,300	178
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		600	63
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		500	61
Receive	6-Month EUR-LIBOR	4.695%	08/24/2017	MSC		200	7
Receive	6-Month EUR-LIBOR	4.703%	08/24/2017	DUB		200	6
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	GSC		3,600	144
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		1,500	4
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		500	2
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		3,700	53
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		1,400	(41)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		4,000	405
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	MSC		3,900	166
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BNP		600	(3)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY	GBP	3,200	(20)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	DUB		100	(1)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		100	2
Pay	6-Month GBP-LIBOR	5.000%	03/20/2010	RBC		2,500	(49)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		3,200	(142)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MLP		2,800	(187)
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		3,000	(172)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2010	RBS		5,800	(224)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		1,600	(66)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		1,900	(93)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		2,600	(208)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	DUB		1,600	(59)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		2,600	(234)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,600	(430)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		3,000	(275)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	MSC		100	(10)
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		4,500	19
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		500	(35)
Receive	6-Month GBP-LIBOR	5.000%	06/18/2018	BCLY		800	(10)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	BCLY		500	31
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	CITI		500	27
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	HSBC		600	35
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		100	2
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		500	(6)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,200	69
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	JPM		400	7
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		100	16
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		400	14
Receive	6-Month JPY-LIBOR	1.500%	06/17/2013	MSC	JPY	60,000	(9)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		430,000	190
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		$4,700	(26)

							$(5,988)

(i) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$134.000	08/22/2008	24	$1	$0
Call - CBOT U.S. Treasury 2-Year Note September Futures	110.500	08/22/2008	205	7	3
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.000	08/22/2008	381	13	6
Call - CBOT U.S. Treasury 30-Year Bond September Futures	143.000	08/22/2008	24	0	0
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	182	3	2

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Options on Exchange-Traded Futures Contracts (Cont.)
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$92.000	08/22/2008	506	$9	$8
Put - CBOT U.S. Treasury 10-Year Note September Futures	93.000	08/22/2008	85	2	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	102.000	08/22/2008	41	1	1
Put - CBOT U.S. Treasury 30-Year Bond September Futures	90.000	08/22/2008	9	0	0
Put - CBOT U.S. Treasury 30-Year Bond September Futures	92.000	08/22/2008	8	0	0

				$36	$21

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	12,900	$63	$36
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$38,000	205	180
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,400	26	11
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		1,400	15	7
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,400	24	11
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		15,000	176	152
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008		12,200	113	32
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009		7,100	68	38
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,500	28	12
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009		4,700	50	33

								$768	$512

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010	EUR 2,300	$111	$406
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010	2,300	111	71
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	07/09/2008	$ 5,000	0	0

					$222	$477

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 09/01/2038	$106.000	09/04/2008	$ 8,000	$1	$ 0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	116.000	09/04/2008	3,300	0	0
Put - OTC Fannie Mae 6.500% due 09/01/2038	92.000	09/04/2008	5,000	1	0
Put - OTC Ginnie Mae 6.000% due 09/01/2038	85.500	09/15/2008	21,000	2	1
Put - OTC Ginnie Mae 6.500% due 09/01/2038	91.500	09/15/2008	5,000	1	0
Put - OTC Ginnie Mae 6.500% due 09/01/2038	92.000	09/15/2008	2,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	88.500	09/04/2008	50,000	6	2

				$11	$ 3

(j)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$109.500	07/25/2008	30	$18	$1
Put - CBOT U.S. Treasury 10-Year Note August Futures	110.500	07/25/2008	98	57	8

				$75	$9

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	900	$21	$25
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		1,700	44	44
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		3,500	46	40
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		3,500	47	39
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008		5,000	76	170
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		4,200	55	37
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$13,000	191	175
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		400	10	5
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		500	16	10
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		500	16	10

18	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	$800	$26	$16
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	4,900	165	157
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,100	110	54
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,100	68	44
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	17	10
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	1,600	49	37

							$957	$873

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	1.650	07/24/2008	$1,100	$6	$6
Call - OTC U.S. dollar versus Brazilian real		1.640	07/30/2008	1,200	11	10
Put - OTC U.S. dollar versus Japanese yen	JPY	80.000	08/21/2008	900	4	0

					$21	$16

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount in $	Notional Amount in AUD	Notional Amount in EUR	Premium
Balance at 12/31/2007	44	$33,300	AUD 0	EUR 4,200	$574
Sales	1,207	64,300	4,400	14,600	1,743
Closing Buys	(529)	(63,800)	(4,400)	0	(901)
Expirations	(594)	(1,200)	0	0	(363)
Exercised	0	0	0	0	0

Balance at 06/30/2008	128	$32,600	AUD 0	EUR 18,800	$1,053

(k)	Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., Inc.	3.403%	10/02/2009	06/06/2008	$289	$284	0.07%
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	695	655	0.18%

				$984	$939	0.25%

(l)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	07/01/2038	$5,000	$4,929	$4,929
Fannie Mae	6.000%	07/01/2038	2,000	2,018	2,018
Freddie Mac	5.500%	07/01/2038	12,000	11,852	11,822
Treasury Inflation Protected Securities	2.000%	07/15/2014	0	0	0
U.S. Treasury Bonds	5.000%	05/15/2037	900	928	978
U.S. Treasury Notes	2.500%	03/31/2013	800	759	778
U.S. Treasury Notes	3.125%	04/30/2013	1,700	1,656	1,699
U.S. Treasury Notes	3.375%	06/30/2013	2,000	1,992	2,010
U.S. Treasury Notes	3.500%	02/15/2018	700	663	685
U.S. Treasury Notes	3.875%	05/15/2018	1,700	1,647	1,700
U.S. Treasury Notes	4.250%	08/15/2013	3,300	3,438	3,503

				$29,882	$30,122

(3)	Market value includes $108 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	3,916	04/2009	$0	$(11)	$(11)
Sell	AUD	2,043	07/2008	0	(14)	(14)
Buy		246	08/2008	1	0	1
Buy	BRL	15,895	07/2008	1,518	0	1,518
Sell		15,895	07/2008	0	(964)	(964)
Buy		3,522	12/2008	101	0	101

See Accompanying Notes	Semiannual Report	June 30, 2008	19

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell		4,026	12/2008	$0	$(209)	$(209)
Buy	CAD	5,262	08/2008	0	(42)	(42)
Sell		1,600	08/2008	15	0	15
Buy	CLP	6,033	07/2008	0	(1)	(1)
Sell		6,033	07/2008	1	0	1
Buy		10,300	12/2008	0	(2)	(2)
Buy		6,033	05/2009	0	(1)	(1)
Buy	CNY	5,577	11/2008	14	0	14
Buy		33,868	05/2009	48	(2)	46
Buy		5,414	05/2010	0	(9)	(9)
Buy	DKK	10,662	09/2008	41	0	41
Buy	EUR	42,971	07/2008	673	(2)	671
Buy	GBP	4,131	08/2008	47	0	47
Buy	INR	650	08/2008	0	(1)	(1)
Buy	JPY	9,001,948	07/2008	1,376	(1)	1,375
Sell		66,489	07/2008	0	(9)	(9)
Buy	KRW	2,893,362	08/2008	0	(314)	(314)
Sell		2,353,047	08/2008	1	0	1
Buy	MXN	2,064	07/2008	14	0	14
Sell		2,064	07/2008	0	(13)	(13)
Buy		140	11/2008	0	0	0
Buy	MYR	1,986	08/2008	0	(3)	(3)
Buy		7,501	11/2008	0	(92)	(92)
Buy	NOK	3,818	09/2008	12	0	12
Sell	NZD	2,020	07/2008	0	(10)	(10)
Buy	PHP	107,699	08/2008	0	(59)	(59)
Buy	PLN	1,692	07/2008	177	0	177
Sell		1,692	07/2008	0	(24)	(24)
Buy		1,692	05/2009	23	0	23
Buy	RUB	31,529	07/2008	99	0	99
Sell		31,529	07/2008	0	(19)	(19)
Buy		22,862	11/2008	48	0	48
Sell		15,043	11/2008	0	(27)	(27)
Buy		31,529	05/2009	29	0	29
Buy	SAR	3,284	04/2009	0	(9)	(9)
Buy	SEK	13,919	09/2008	10	0	10
Buy	SGD	865	08/2008	26	0	26
Buy		4,056	11/2008	34	0	34
Buy	TWD	9,221	09/2008	0	(2)	(2)
Buy	ZAR	97	07/2008	0	(1)	(1)
Sell		97	07/2008	0	0	0
Buy		97	12/2008	0	0	0

				$4,308	$(1,841)	$2,467

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$466,649	$9,643	$476,292
Other Financial Instruments ++	(1,174)	(31,791)	(260)	(33,225)

Total	$(1,174)	$434,858	$9,383	$443,067

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$9,475	$0	$(9)	$177	$9,643
Other Financial Instruments ++	(41)	0	0	(216)	(3)	(260)

Total	$(41)	$9,475	$0	$(225)	$174	$9,383

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(k) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value,

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(l) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(m) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Semiannual Report	June 30, 2008	23

Notes to Financial Statements (Cont.)

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the

“floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(s) Commodities Index-Linked/Structured Notes  The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss.

(t) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(u) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(v) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses;

Semiannual Report	June 30, 2008	25

Notes to Financial Statements (Cont.)

(vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$905,781	$936,761	$657,261	$512,575

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	46	$605	15	$180
Administrative Class	14,081	188,087	8,356	102,579
Advisor Class	83	1,095	0	1
Issued as reinvestment of distributions
Institutional Class	0	5	1	7
Administrative Class	337	4,516	593	7,286
Advisor Class	0	3	0	0
Cost of shares redeemed
Institutional Class	(11)	(146)	(2)	(18)
Administrative Class	(5,289)	(70,487)	(4,527)	(55,650)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	9,247	$123,678	4,436	$54,385

26	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	98
Administrative Class	6	96	*
Advisor Class	1	99

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 8,792	$ (7,608)	$ 1,184

Semiannual Report	June 30, 2008	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

28	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	29

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

United States	52.0%
Germany	13.3%
Japan	12.8%
Short-Term Instruments	6.5%
United Kingdom	3.2%
Other	12.2%
‡	% of Total Investments as of 06/30/08

Cumulative Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (10/31/06)
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	4.14%	15.47%	8.47%
JPMorgan GBI Global FX NY Index Unhedged in USD±	4.70%	16.43%	9.76%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.00% for Advisor Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,041.35	$1,019.34
Expenses Paid During Periodà	$5.63	$5.57

à Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to U.S. duration and a curve-steepening bias in January and February 2008 contributed to returns as U.S. yields fell and the yield curve steepened over that time frame.

»	An overweight to U.K. duration and a curve-steepening bias for the entire period detracted from returns as U.K. yields rose and the yield curve flattened.

»	An overweight to European interest rates during the first quarter benefited performance as government bond yields fell during that time frame.

»	Exposure to short-dated U.K. interest rate swaps throughout the period detracted from performance as swap spreads widened versus U.K. Gilts.

»	An overweight to mortgage-backed securities detracted from performance as mortgage-backed securities underperformed U.S. Treasuries during the first half of the year.

»	An overweight to corporate bonds of financial institutions detracted from performance as their spreads widened versus U.S. Treasuries.

4	PIMCO Variable Insurance Trust

Financial Highlights Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2008+	12/31/2007	10/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$12.78	$12.06	$12.09
Net investment income (a)	0.23	0.40	0.07
Net realized/unrealized gain (loss) on investments	0.30	0.74	(0.04)
Total income from investment operations	0.53	1.14	0.03
Dividends from net investment income	(0.20)	(0.39)	(0.06)
Distributions from net realized capital gains	0.00	(0.03)	0.00
Total distributions	(0.20)	(0.42)	(0.06)
Net asset value end of year or period	$13.11	$12.78	$12.06
Total return	4.14%	9.61%	0.28%
Net assets end of year or period (000s)	$1,105	$11	$10
Ratio of expenses to average net assets	1.11%*	1.00%	1.00%*
Ratio of expenses to average net assets excluding interest expense	1.00%*	1.00%	1.00%*
Ratio of net investment income to average net assets	3.53%*	3.25%	3.08%*
Portfolio turnover rate	360%	560%	224%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Global Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$474,122
Repurchase agreements, at value	2,170
Cash	904
Deposits with counterparty	3,483
Foreign currency, at value	1,805
Receivable for investments sold	109,616
Receivable for Portfolio shares sold	45,984
Interest and dividends receivable	4,480
Variation margin receivable	479
Swap premiums paid	2,471
Unrealized appreciation on foreign currency contracts	4,308
Unrealized appreciation on swap agreements	7,313
657,135

Liabilities:
Payable for the reverse repurchase agreements	$18,250
Payable for investments purchased	115,962
Payable for investments purchased on a delayed-delivery basis	105,257
Payable for Portfolio shares redeemed	137
Payable for short sales	30,122
Written options outstanding	898
Accrued investment advisory fee	62
Accrued administrative fee	124
Accrued servicing fee	37
Variation margin payable	9
Swap premiums received	5,060
Unrealized depreciation on foreign currency contracts	1,841
Unrealized depreciation on swap agreements	10,919
Other liabilities	2
288,680

Net Assets	$368,455

Net Assets Consist of:
Paid in capital	$351,408
Undistributed net investment income	857
Accumulated undistributed net realized gain	18,048
Net unrealized (depreciation)	(1,858)
$368,455

Net Assets:
Institutional Class	$696
Administrative Class	366,654
Advisor Class	1,105

Shares Issued and Outstanding:
Institutional Class	53
Administrative Class	27,966
Advisor Class	84

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$13.11
Administrative Class	13.11
Advisor Class	13.11

Cost of Investments Owned	$472,938
Cost of Repurchase Agreements Owned	$2,170
Cost of Foreign Currency Held	$1,800
Proceeds Received on Short Sales	$29,882
Premiums Received on Written Options	$1,053

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Global Bond Portfolio (Unhedged)

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$6,190
Dividends	21
Miscellaneous income	1
Total Income	6,212

Expenses:
Investment advisory fees	364
Administrative fees	728
Servicing fees – Administrative Class	218
Trustees’ fees	2
Interest expense	46
Total Expenses	1,358

Net Investment Income	4,854

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,608
Net realized gain on futures contracts, written options and swaps	14,380
Net realized (loss) on foreign currency transactions	(2,453)
Net change in unrealized (depreciation) on investments	(6,519)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(9,433)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	913
Net Gain	3,496

Net Increase in Net Assets Resulting from Operations	$8,350

*Foreign tax withholdings	$4

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Global Bond Portfolio (Unhedged)

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$4,854	$6,906
Net realized gain	18,535	356
Net change in unrealized appreciation (depreciation)	(15,039)	12,645
Net increase resulting from operations	8,350	19,907

Distributions to Shareholders:
From net investment income
Institutional Class	(6)	(7)
Administrative Class	(4,515)	(6,777)
Advisor Class	(3)	0
From net realized capital gains
Administrative Class	0	(509)

Total Distributions	(4,524)	(7,293)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	605	180
Administrative Class	188,087	102,579
Advisor Class	1,095	1
Issued as reinvestment of distributions
Institutional Class	5	7
Administrative Class	4,516	7,286
Advisor Class	3	0
Cost of shares redeemed
Institutional Class	(146)	(18)
Administrative Class	(70,487)	(55,650)
Net increase resulting from Portfolio share transactions	123,678	54,385

Total Increase in Net Assets	127,504	66,999

Net Assets:
Beginning of period	240,951	173,952
End of period*	$368,455	$240,951

*Including undistributed net investment income of:	$857	$527

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Bond Portfolio (Unhedged)	(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 1.6%

Medallion Trust
2.768% due 05/25/2035		$701	$664

National Australia Bank Ltd.
3.031% due 06/29/2016		600	564

Puma Finance Ltd.
2.748% due 02/21/2038		681	648
7.820% due 08/22/2037	AUD	846	794
8.073% due 07/12/2036		249	236

Swan Series 2006-1E A2
2.796% due 05/12/2037		$816	787
7.902% due 05/12/2037	AUD	1,121	1,043

Torrens Trust Series 2007-1 A
8.067% due 10/19/2038		1,287	1,201

Total Australia (Cost $5,969)			5,937

BELGIUM 0.2%

Belgium Government Bond
4.250% due 09/28/2014	EUR	600	914

Total Belgium (Cost $760)			914

BERMUDA 0.2%

Merna Reinsurance Ltd.
3.451% due 07/07/2010 (k)		$700	655

Total Bermuda (Cost $695)			655

BRAZIL 0.4%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,000	1,060

Vale Overseas Ltd.
6.250% due 01/11/2016		$300	295

Total Brazil (Cost $1,424)			1,355

CANADA 2.2%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	1,600	1,578

Canada Housing Trust No. 1
3.950% due 06/15/2013		1,700	1,669

Canadian Government Bond
4.000% due 06/01/2016		2,600	2,608

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013		200	192

Daimler Canada Finance, Inc.
4.850% due 03/30/2009		200	197

Province of Ontario Canada
6.200% due 06/02/2031		500	586

Rogers Communications, Inc.
7.250% due 12/15/2012		$200	212

Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	700	1,064

Total Canada (Cost $8,150)			8,106

CAYMAN ISLANDS 0.6%

Mizuho Finance Cayman Ltd.
2.364% due 08/29/2049	JPY	100,000	947

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mizuho Financial Group Cayman Ltd.
8.375% due 12/29/2049		$400	$401

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	348

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	340

Total Cayman Islands (Cost $2,083)			2,036

FRANCE 2.2%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	700	1,071

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		400	536

CM-CIC Covered Bonds
5.250% due 06/09/2010		600	940

France Government Bond
3.150% due 07/25/2032 (d)		113	207
4.000% due 10/25/2038		100	133
5.750% due 10/25/2032		1,100	1,904
6.500% due 04/25/2011		300	493

Lafarge S.A.
6.500% due 07/15/2016		$2,000	1,935

Vivendi
5.750% due 04/04/2013		900	891
6.625% due 04/04/2018		100	100

Total France (Cost $8,176)			8,210

GERMANY 17.1%

Deutsche Bank AG
4.875% due 05/20/2013		$1,700	1,675

Driver One GmbH
4.594% due 10/21/2015	EUR	500	772

Republic of Germany
3.750% due 01/04/2015		3,200	4,787
3.750% due 01/04/2017		14,700	21,736
4.000% due 01/04/2037		400	545
4.250% due 07/04/2014		4,100	6,322
4.250% due 07/04/2039		2,500	3,550
4.750% due 07/04/2028		300	461
4.750% due 07/04/2034		1,100	1,685
5.500% due 01/04/2031		1,600	2,696
5.625% due 01/04/2028		3,550	6,040
6.250% due 01/04/2024		600	1,080
6.250% due 01/04/2030		5,300	9,735
6.500% due 07/04/2027		1,100	2,057

Total Germany (Cost $60,012)			63,141

ICELAND 0.1%

Glitnir Banki HF
3.078% due 04/20/2010		$500	434

Total Iceland (Cost $500)			434

IRELAND 1.3%

Bank of Ireland
2.819% due 12/19/2008		$400	400

Cars Alliance Funding PLC
4.861% due 10/08/2023	EUR	500	765

Immeo Residential Finance PLC
5.118% due 12/15/2016		972	1,395

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ireland Government Bond
4.400% due 06/18/2019	EUR	1,200	$1,784

SC Germany Auto
4.545% due 08/11/2015		388	602

Total Ireland (Cost $4,949)			4,946

ITALY 0.6%

Locat Securitisation Vehicle Srl
5.120% due 12/12/2028	EUR	800	1,215

Seashell Securities PLC
5.129% due 07/25/2028		28	43

Siena Mortgages SpA
5.188% due 12/16/2038		198	305

Split Srl
4.969% due 10/25/2018		349	536

Total Italy (Cost $1,943)			2,099

JAPAN 16.5%

Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	145

Japan Government Bond
0.900% due 12/20/2012	JPY	480,000	4,480
1.100% due 09/20/2012		1,390,000	13,111
1.200% due 03/20/2012		450,000	4,266
1.500% due 12/20/2017		310,000	2,906
1.600% due 09/20/2013		10,000	96
2.300% due 05/20/2030		7,000	66
2.300% due 06/20/2035		130,000	1,200
2.400% due 03/20/2034		130,000	1,226
2.500% due 09/20/2035		820,000	7,884
2.500% due 03/20/2036		10,000	96
2.500% due 06/20/2036		180,000	1,725
2.500% due 09/20/2036		120,000	1,150
2.500% due 09/20/2037		200,000	1,921

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		121,080	1,130
1.100% due 12/10/2016		1,064,240	10,062
1.200% due 06/10/2017		121,440	1,150
1.200% due 12/10/2017		552,750	5,227
1.400% due 06/10/2018		200,000	1,921

Resona Bank Ltd.
5.850% due 09/29/2049		$100	86

Sumitomo Mitsui Banking Corp.
1.726% due 12/31/2049	JPY	100,000	945
5.625% due 07/29/2049		$100	90

Total Japan (Cost $59,030)			60,883

JERSEY, CHANNEL ISLANDS 0.0%

HSBC Capital Funding LP
9.547% due 12/29/2049		$100	104

Total Jersey, Channel Islands (Cost $108)			104

LUXEMBOURG 0.0%

Silver Arrow S.A.
4.544% due 08/15/2014	EUR	93	145

Total Luxembourg (Cost $143)			145

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
NETHERLANDS 1.2%

Dutch Mortgage-Backed Securities BV
5.007% due 10/02/2079	EUR	778	$1,216

Netherlands Government Bond
4.250% due 07/15/2013		200	307

Rabobank Nederland NV
3.119% due 05/19/2010		$2,900	2,897

Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009		100	100

Total Netherlands (Cost $4,199)			4,520

NORWAY 0.4%

DnB NOR Bank ASA
2.780% due 10/13/2009		$300	300

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	700	1,090

Total Norway (Cost $1,377)			1,390

RUSSIA 0.5%

Gaz Capital S.A.
7.343% due 04/11/2013		$300	308
8.146% due 04/11/2018		300	311

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		706	701

VTB Capital S.A.
3.384% due 08/01/2008		500	496

Total Russia (Cost $1,804)			1,816

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	500	758

Total South Korea (Cost $770)			758

SPAIN 3.1%

Bancaja Fondo de Titulizacion de Activos
4.939% due 10/25/2037	EUR	162	231

Bankinter S.A.
5.000% due 05/14/2010		500	775

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$600	581

Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009		400	396

Spain Government Bond
4.750% due 07/30/2014	EUR	5,000	7,839
5.750% due 07/30/2032		900	1,529

Total Spain (Cost $10,134)			11,351

SWITZERLAND 0.6%

UBS AG
5.750% due 04/25/2018		$1,900	1,819
5.875% due 12/20/2017		500	488

Total Switzerland (Cost $2,388)			2,307

UNITED KINGDOM 4.1%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	2,100	3,190

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Barclays Bank PLC
6.050% due 12/04/2017		$1,100	$1,082
7.700% due 04/29/2049		2,400	2,454
8.250% due 02/28/2049	GBP	300	608

HBOS PLC
5.920% due 09/29/2049		$1,200	856
6.750% due 05/21/2018		800	767

HSBC Holdings PLC
6.500% due 05/02/2036		1,200	1,121

Permanent Financing PLC
5.097% due 09/10/2032	EUR	600	925

Punch Taverns Finance PLC
6.749% due 10/15/2032	GBP	100	154

Tate & Lyle International Finance PLC
6.125% due 06/15/2011		$200	202

United Kingdom Gilt
4.000% due 09/07/2016	GBP	400	738
4.750% due 09/07/2015		1,500	2,917

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$100	98

Total United Kingdom (Cost $15,629)			15,112

UNITED STATES 67.4%

ASSET-BACKED SECURITIES 10.0%

Accredited Mortgage Loan Trust
2.522% due 09/25/2036		$125	124
2.532% due 02/25/2037		436	427

AmeriCredit Automobile Receivables Trust
2.694% due 06/12/2009		1,521	1,521

Amortizing Residential Collateral Trust
2.772% due 07/25/2032		1	1
3.182% due 10/25/2031		2	2

Asset-Backed Funding Certificates
2.542% due 01/25/2037		369	359

Asset-Backed Securities Corp. Home Equity
2.532% due 12/25/2036		363	351

BA Credit Card Trust
2.481% due 02/15/2013		200	197
3.051% due 04/15/2013		1,800	1,798
3.671% due 12/16/2013		1,100	1,117

Bank One Issuance Trust
2.591% due 05/15/2014		1,600	1,572
3.860% due 06/15/2011		1,900	1,905

Capital Auto Receivables Asset Trust
2.571% due 01/15/2010		943	943
3.171% due 09/15/2010		800	801
3.921% due 10/15/2012		800	808
5.030% due 10/15/2009		252	253

Carrington Mortgage Loan Trust
2.532% due 12/25/2036		466	455

Chase Credit Card Master Trust
2.581% due 02/15/2011		500	500

Chase Issuance Trust
2.461% due 07/15/2011		800	798
3.121% due 11/15/2011		3,100	3,108
3.371% due 05/16/2011		800	804

Countrywide Asset-Backed Certificates
2.512% due 01/25/2046		116	115
2.532% due 05/25/2037		846	817

Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036		461	449

CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032		1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CSAB Mortgage-Backed Trust
2.582% due 06/25/2036	$26	$26

First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 05/25/2036	50	50
2.522% due 01/25/2038	475	459

Ford Credit Auto Owner Trust
2.776% due 06/15/2009	1,516	1,517
3.071% due 07/15/2010	2,400	2,403
3.371% due 01/15/2011	1,400	1,404
3.891% due 06/15/2012	1,100	1,111
5.260% due 10/15/2010	926	935

Franklin Auto Trust
3.482% due 10/20/2011	700	699

Fremont Home Loan Trust
2.532% due 10/25/2036	357	348

GSAMP Trust
2.582% due 01/25/2047	477	466
2.772% due 03/25/2034	21	21

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	467	448

Indymac Residential Asset-Backed Trust
2.522% due 08/25/2036	49	49
2.542% due 04/25/2037	347	343

JPMorgan Mortgage Acquisition Corp.
2.532% due 10/25/2036	444	434

Lehman XS Trust
2.562% due 04/25/2046	48	47

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	189	183

Morgan Stanley ABS Capital I
2.522% due 07/25/2036	143	142

Nelnet Student Loan Trust
3.150% due 04/27/2015	800	802

Option One Mortgage Loan Trust
2.532% due 07/25/2036	78	77

SACO I, Inc.
2.542% due 05/25/2036	45	32
2.682% due 04/25/2035	9	6

Sears Credit Account Master Trust
2.691% due 04/16/2013	800	789

Securitized Asset-Backed Receivables LLC Trust
2.532% due 12/25/2036	484	469
2.542% due 03/25/2036	40	40

SLC Student Loan Trust
3.212% due 06/15/2017	800	799

SLM Student Loan Trust
2.976% due 12/17/2018	218	216
2.982% due 10/25/2017 (a)	1,600	1,599
3.393% due 07/25/2013	900	900

Structured Asset Securities Corp.
2.882% due 05/25/2034	10	8
4.900% due 04/25/2035	46	35

Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034	7	7

Washington Mutual Asset-Backed Certificates
2.542% due 10/25/2036	525	498

Wells Fargo Home Equity Trust
2.712% due 10/25/2035	197	189

		36,777

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
6.780% due 08/03/2012	2,183	1,808

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 0.3%

Morgan Stanley (GSCI)
2.422% due 07/09/2008		$1,000	$993

CORPORATE BONDS & NOTES 25.2%

Allstate Life Global Funding II
3.328% due 05/21/2010		2,100	2,088

Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	698

American Express Bank FSB
2.612% due 05/29/2012		200	188
5.500% due 04/16/2013		1,400	1,371

American Express Co.
7.000% due 03/19/2018		1,500	1,523

American Express Credit Corp.
2.531% due 03/02/2009		400	398
2.651% due 12/02/2010		200	193
3.882% due 05/27/2010		500	496
5.875% due 05/02/2013		500	498

American General Finance Corp.
6.900% due 12/15/2017		100	87

American International Group, Inc.
4.875% due 03/15/2067	EUR	200	236
6.250% due 03/15/2037		$100	79
8.000% due 05/22/2038	EUR	1,700	2,643
8.175% due 05/15/2058		$1,800	1,700

Amgen, Inc.
6.150% due 06/01/2018		2,000	2,017

AutoZone, Inc.
5.875% due 10/15/2012		100	100

Bank of America Corp.
2.904% due 11/06/2009		400	396
4.625% due 02/07/2017	EUR	500	690
5.650% due 05/01/2018		$100	94
8.000% due 12/29/2049		1,100	1,033
8.125% due 12/29/2049		1,600	1,514

Bank of America N.A.
3.316% due 05/12/2010		1,000	996
3.351% due 06/23/2010		1,300	1,297

Bear Stearns Cos., Inc.
3.403% due 10/02/2009 (k)	CAD	300	284
6.400% due 10/02/2017		$1,000	991
6.950% due 08/10/2012		1,200	1,249
7.250% due 02/01/2018		1,300	1,361

BellSouth Corp.
5.200% due 09/15/2014		200	197

Boston Scientific Corp.
6.400% due 06/15/2016		200	189

Caterpillar Financial Services Corp.
3.329% due 06/25/2010		1,700	1,699
3.559% due 06/24/2011		1,900	1,899

Charter One Bank N.A.
2.957% due 04/24/2009		1,000	997

CIT Group, Inc.
2.787% due 06/08/2009		500	463

Citigroup Capital XXI
8.300% due 12/21/2057		800	759

Citigroup Funding, Inc.
3.820% due 05/07/2010		2,000	1,985

Citigroup, Inc.
2.848% due 12/26/2008		400	398
5.500% due 04/11/2013		2,000	1,955
6.125% due 11/21/2017		800	770
6.125% due 05/15/2018		2,900	2,784
8.400% due 04/29/2049		800	761

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$1,000	$954

CMS Energy Corp.
3.663% due 01/15/2013		200	187

CNA Financial Corp.
6.000% due 08/15/2011		200	201

ConocoPhillips Australia Funding Co.
2.810% due 04/09/2009		380	380

CSX Corp.
6.300% due 03/15/2012		200	201

CVS Caremark Corp.
5.750% due 08/15/2011		200	205

Daimler Finance North America LLC
3.138% due 03/13/2009		600	598
5.750% due 05/18/2009		200	203

Darden Restaurants, Inc.
6.200% due 10/15/2017		1,000	931

DR Horton, Inc.
6.000% due 04/15/2011		200	184

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	304

Erac USA Finance Co.
5.800% due 10/15/2012		800	757

Fleet National Bank
1.150% due 07/07/2008	JPY	30,000	283

FPL Group Capital, Inc.
3.694% due 06/17/2011		$600	606

Freeport-McMoRan Copper & Gold, Inc.
5.882% due 04/01/2015		400	404

GATX Financial Corp.
5.500% due 02/15/2012		1,000	993

General Electric Capital Corp.
2.876% due 06/15/2009		200	200
3.558% due 05/22/2013		800	796

GMAC LLC
3.926% due 05/15/2009		500	470
3.951% due 09/23/2008		200	197

Goldman Sachs Group, Inc.
2.561% due 12/23/2009		600	591
5.375% due 02/15/2013	EUR	200	300
5.950% due 01/18/2018		$500	482
6.150% due 04/01/2018		700	681
7.250% due 04/10/2028	GBP	500	1,039

HJ Heinz Co.
6.428% due 12/01/2020		$300	303

HJ Heinz Finance Co.
6.000% due 03/15/2012		100	103

HSBC Finance Corp.
2.899% due 06/19/2009		400	392
2.906% due 09/15/2008		100	100

International Lease Finance Corp.
5.350% due 03/01/2012		200	179
5.400% due 02/15/2012		200	180

iStar Financial, Inc.
5.150% due 03/01/2012		200	165

JC Penney Corp., Inc.
8.000% due 03/01/2010		200	208

JPMorgan Chase & Co.
2.929% due 06/25/2012		1,600	1,560
5.058% due 02/22/2021	CAD	200	184
6.000% due 01/15/2018		$1,800	1,759

JPMorgan Chase Capital XX
6.550% due 09/29/2036		400	348

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Chase Capital XXII
6.450% due 02/02/2037	$100	$86

Kraft Foods, Inc.
6.250% due 06/01/2012	200	205

Lehman Brothers Holdings, Inc.
2.820% due 11/16/2009	1,700	1,621
5.625% due 01/24/2013	1,000	948
6.875% due 05/02/2018	800	777

Ltd. Brands, Inc.
6.900% due 07/15/2017	1,000	911

Mandalay Resort Group
6.500% due 07/31/2009	400	397

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014	2,000	1,946

Masco Corp.
6.125% due 10/03/2016	200	182

Merck & Co., Inc.
4.750% due 03/01/2015	200	198

Merrill Lynch & Co., Inc.
2.768% due 08/14/2009	200	194
2.901% due 03/23/2010	500	469
2.960% due 10/23/2008	200	199
4.966% due 05/12/2010	2,200	2,166
6.875% due 04/25/2018	1,500	1,432

Metropolitan Life Global Funding I
5.125% due 04/10/2013	1,300	1,282

Mohawk Industries, Inc.
6.125% due 01/15/2016	1,000	959

Morgan Stanley
2.844% due 02/09/2009	500	495
3.184% due 10/18/2016	200	174
3.193% due 10/15/2015	1,000	878
4.778% due 05/14/2010	1,100	1,096
6.000% due 04/28/2015	1,700	1,630
6.625% due 04/01/2018	1,600	1,521

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	2,028

Nationwide Health Properties, Inc.
6.000% due 05/20/2015	500	464

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	200	196

NGPL Pipe Co. LLC
7.119% due 12/15/2017	500	512

Norfolk Southern Corp.
5.257% due 09/17/2014	1,000	991

Pricoa Global Funding I
3.473% due 06/04/2010	2,900	2,898

Principal Life Income Funding Trusts
5.300% due 04/24/2013	800	801

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	100	100

Rabobank Capital Funding Trust
5.254% due 12/29/2049	400	344

Ryder System, Inc.
5.850% due 11/01/2016	200	191

Sara Lee Corp.
6.250% due 09/15/2011	200	205

Sealed Air Corp.
5.625% due 07/15/2013	1,000	968

Sprint Nextel Corp.
6.000% due 12/01/2016	200	172

State Street Capital Trust IV
3.776% due 06/15/2037	500	386

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Target Corp.
7.000% due 01/15/2038	$600	$618

Time Warner, Inc.
2.915% due 11/13/2009	400	389
5.500% due 11/15/2011	200	197

U.S. Bancorp
2.512% due 04/28/2009	300	300

Verizon Communications, Inc.
4.350% due 02/15/2013	1,000	963

Wachovia Bank N.A.
2.841% due 03/23/2009	500	498

Wachovia Corp.
5.500% due 05/01/2013	1,600	1,534

Wells Fargo & Co.
4.375% due 01/31/2013	400	388

Wyeth
6.950% due 03/15/2011	200	212

Xerox Corp.
9.750% due 01/15/2009	200	206

Yum! Brands, Inc.
6.250% due 03/15/2018	700	685

		92,716

MORTGAGE-BACKED SECURITIES 8.0%

Adjustable Rate Mortgage Trust
5.141% due 09/25/2035	60	58

Banc of America Funding Corp.
5.888% due 04/25/2037	800	612

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	203	196

BCAP LLC Trust
2.652% due 01/25/2037	871	558

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	1,001	957
4.415% due 05/25/2034	191	180
4.550% due 08/25/2035	928	892
4.629% due 05/25/2034	46	44
4.641% due 10/25/2033	77	74
4.760% due 11/25/2034	45	44

Bear Stearns Alt-A Trust
5.558% due 11/25/2035	459	383
5.701% due 09/25/2035	320	265
6.250% due 08/25/2036	549	429

Bear Stearns Commercial Mortgage Securities
2.581% due 03/15/2019	525	502
5.540% due 09/11/2041	500	480

Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	596	529

Bear Stearns Structured Products, Inc.
5.777% due 12/26/2046	268	220

CC Mortgage Funding Corp.
2.662% due 07/25/2036	306	223

Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049	400	378

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	220	208
4.748% due 08/25/2035	232	221

Countrywide Alternative Loan Trust
2.662% due 02/20/2047	464	327
2.689% due 03/20/2046	296	210
2.762% due 02/25/2037	358	262
2.832% due 05/25/2037	177	122
5.250% due 06/25/2035	103	89
5.889% due 11/25/2035	838	687

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.166% due 08/25/2036	$461	$441
6.250% due 08/25/2037	87	65

Countrywide Home Loan Mortgage Pass-Through Trust
2.712% due 05/25/2035	200	152
2.772% due 04/25/2035	65	49
2.802% due 03/25/2035	230	169
2.812% due 02/25/2035	22	18
2.862% due 09/25/2034	27	22
4.123% due 11/19/2033	172	155
4.799% due 11/25/2034	76	73
5.607% due 08/25/2034	24	20

CS First Boston Mortgage Securities Corp.
4.688% due 08/25/2033	116	113
6.500% due 04/25/2033	4	4

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.886% due 10/25/2036	800	573

First Horizon Asset Securities, Inc.
4.384% due 12/25/2033	54	53
4.464% due 07/25/2033	25	24
6.250% due 08/25/2017	165	162

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	395	392

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	15	15

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	92	91

Greenpoint Mortgage Funding Trust
2.752% due 11/25/2045	27	22

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	800	747

GSR Mortgage Loan Trust
4.510% due 03/25/2033	66	63
4.519% due 06/25/2034	27	25
4.539% due 09/25/2035	1,105	1,072

Harborview Mortgage Loan Trust
2.672% due 01/19/2038	156	112
2.852% due 02/19/2034	7	7
5.172% due 05/19/2033	105	101

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	723	594

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,207
5.429% due 12/12/2043	300	285

JPMorgan Mortgage Trust
4.386% due 11/25/2033	61	59
4.766% due 07/25/2035	649	623
5.005% due 07/25/2035	667	639
5.020% due 02/25/2035	129	122

Lehman XS Trust
2.562% due 07/25/2046	123	120

MASTR Alternative Loans Trust
2.882% due 03/25/2036	112	80

MASTR Asset Securitization Trust
4.500% due 03/25/2018	144	142

Mellon Residential Funding Corp.
2.911% due 12/15/2030	38	36

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	800	738
5.172% due 12/12/2049	300	280
6.156% due 08/12/2049	1,900	1,839

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	259	208
2.732% due 08/25/2036	84	53
6.239% due 02/25/2033	47	47

MLCC Mortgage Investors, Inc.
4.430% due 10/25/2035	355	336

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	$58	$47

Residential Accredit Loans, Inc.
2.662% due 06/25/2046	927	665
2.692% due 04/25/2046	415	297

Structured Adjustable Rate Mortgage Loan Trust
4.180% due 02/25/2034	43	38
4.590% due 04/25/2034	108	103
5.210% due 09/25/2034	211	205

Structured Asset Mortgage Investments, Inc.
2.692% due 05/25/2046	220	157
2.702% due 05/25/2036	1,020	715
2.732% due 07/19/2035	718	648
2.772% due 07/19/2034	11	9
2.832% due 03/19/2034	19	17

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	530	507

Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	549	518
5.037% due 03/15/2042	800	778
5.342% due 12/15/2043	1,500	1,388

WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045	139	111
2.772% due 10/25/2045	71	55
2.792% due 01/25/2045	23	18
2.802% due 01/25/2045	22	18
3.022% due 12/25/2027	94	86
4.229% due 03/25/2034	177	173
4.361% due 02/27/2034	16	14
4.561% due 06/25/2033	40	39
4.780% due 07/25/2046	443	355
4.928% due 08/25/2042	17	15

Washington Mutual Alternative Mortgage Pass-Through Certificates
4.468% due 07/25/2046	158	112

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	317	306
4.750% due 10/25/2018	186	180
4.950% due 03/25/2036	376	363
5.577% due 04/25/2036	86	85

		29,320

MUNICIPAL BONDS & NOTES 1.0%

California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	400	386

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	1,300	1,276

Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2039	200	199

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	348

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,136

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028	25	26

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	334

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	7

		3,712

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.2%

DG Funding Trust
5.041% due 12/31/2049	58	$579

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 22.0%

Fannie Mae
2.602% due 03/25/2034	$24	23
2.632% due 08/25/2034	15	15
2.682% due 10/27/2037	1,200	1,148
2.732% due 06/25/2044	17	17
4.205% due 11/01/2034	234	238
4.940% due 12/01/2034	37	38
5.000% due 07/01/2023 - 07/01/2038	2,300	2,214
5.000% due 03/01/2036 (f)	428	412
5.500% due 10/01/2016 - 05/01/2047	4,182	4,115
5.500% due 10/01/2025 - 12/01/2036 (f)	4,852	4,805
6.000% due 07/01/2038 - 07/25/2044	1,786	1,803
6.340% due 10/01/2034	19	19

Freddie Mac
2.701% due 02/15/2019	1,180	1,156
2.762% due 09/25/2031	61	60
2.971% due 04/15/2028	805	804
4.000% due 03/01/2010	404	404
4.500% due 02/15/2017 - 02/01/2018	1,628	1,604
4.994% due 10/25/2044	129	125
5.000% due 03/15/2017	252	256
5.333% due 04/01/2037	294	298
5.500% due 06/01/2035	1,206	1,193
5.500% due 02/01/2038 (f)	23,023	22,707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 04/15/2036 - 10/01/2037	$2,058	$2,085
6.632% due 02/01/2029	21	21

Ginnie Mae
5.125% due 11/20/2024	6	6
6.000% due 07/01/2038	28,000	28,424
6.500% due 07/01/2038	7,000	7,231

		81,221

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Strips
0.000% due 05/15/2017	430	296
0.000% due 08/15/2020	300	172
0.000% due 11/15/2021	600	323

		791

Total United States (Cost $252,666)		247,917

SHORT-TERM INSTRUMENTS 8.5%

CERTIFICATES OF DEPOSIT 1.1%

Abbey National Treasury Services PLC
2.409% due 07/02/2008	$400	400

Unicredito Italiano NY
3.071% due 05/15/2009	3,200	3,200
3.071% due 05/18/2009	500	485

		4,085

COMMERCIAL PAPER 5.0%

Citibank N.A.
3.570% due 08/19/2008	1,700	1,692
3.570% due 10/23/2008	1,600	1,585
3.580% due 10/23/2008	1,600	1,585

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Federal Home Loan Bank
2.000% due 07/01/2008	$4,000	$4,000

ING Funding LLC
2.480% due 08/08/2008	5,400	5,386

Westpac Banking Corp.
2.700% due 09/18/2008	4,100	4,075

		18,323

REPURCHASE AGREEMENTS 0.6%

State Street Bank and Trust Co.
1.650% due 07/01/2008	2,170	2,170

(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $2,217. Repurchase proceeds are $2,170.)

U.S. TREASURY BILLS 1.8%
1.839% due 08/28/2008 - 09/25/2008 (b)(e)	6,600	6,565

Total Short-Term Instruments (Cost $31,162)		31,143

PURCHASED OPTIONS (i) 0.3%
(Cost $1,037)		1,013

Total Investments 129.3% (Cost $475,108)		$476,292

Written Options (j) (0.3%) (Premiums $1,053)		(898)

Other Assets and Liabilities (Net) (29.0%)		(106,939)

Net Assets 100.0%		$368,455

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $6,466 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(f)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $17,070 at a weighted average interest rate of 2.367%. On June 30, 2008, securities valued at $19,186 were pledged as collateral for reverse repurchase agreements.
(g)	Cash of $3,483 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Short	06/2009	36	$212
90-Day Euribor March Futures	Short	03/2009	34	189
90-Day Euribor September Futures	Short	09/2008	73	(1)
90-Day Euribor September Futures	Short	09/2009	64	362
90-Day Eurodollar December Futures	Long	12/2008	193	(15)
90-Day Eurodollar December Futures	Long	12/2009	654	(1,776)
90-Day Eurodollar March Futures	Long	03/2009	20	6
90-Day Eurodollar March Futures	Long	03/2010	139	(430)
90-Day Eurodollar September Futures	Long	09/2008	11	8
90-Day Eurodollar September Futures	Long	09/2009	100	(174)
3-Month Canadian Bankers’ Acceptance December Futures	Short	12/2008	91	107
3-Month Canadian Bankers’ Acceptance September Futures	Short	09/2008	5	7
Australia Government 3-Year Bond September Futures	Short	09/2008	37	(26)
Australia Government 10-Year Bond September Futures	Short	09/2008	28	(43)
Euro-Bobl September Futures	Long	09/2008	63	18
Euro-Bund 10-Year Bond September Futures	Short	09/2008	74	134
Euro-Schatz September Futures	Short	09/2008	410	101
Japan Government 10-Year Bond September Futures	Long	09/2008	13	175
U.S. Treasury 2-Year Note September Futures	Short	09/2008	531	(98)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	525	$320
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	24	17
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	63	(230)
United Kingdom Government 10-Year Bond September Futures	Long	09/2008	11	(37)

				$(1,174)

(h)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012	DUB	EUR	200	$3
American General Finance Corp. 6.900% due 12/15/2017	Buy	(1.370%	)	12/20/2017	MLP		$100	13
Amgen, Inc. 6.150% due 06/01/2018	Buy	(1.000%	)	06/20/2018	UBS		2,000	(10)
AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.920%	)	06/20/2013	RBS		1,000	0
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	CITI		100	1
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.760%	)	12/20/2017	CSFB		1,000	21
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.223%	)	03/20/2018	RBS		700	(61)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP		600	(50)
BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	LEH		200	1
Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(2.060%	)	06/20/2016	UBS		200	(3)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	LEH		3,200	54
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	LEH		2,300	44
Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	BCLY		400	40
Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	GSC		100	4
Citigroup, Inc. 6.125% due 05/15/2018	Buy	(0.940%	)	06/20/2018	BOA		2,000	73
Cleveland Electric Illuminating Co. 5.700% due 04/01/2017	Buy	(0.940%	)	06/20/2017	RBS		1,000	5
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	BEAR		100	1
CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	JPM		100	1
Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012	MLP	EUR	200	1
CSX Corp. 6.300% due 03/15/2012	Buy	(0.230%	)	03/20/2012	MLP		$200	8
CVS Caremark Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011	LEH		200	2
Daimler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	RBC		200	0
Daimler Finance N.A. LLC 5.750% due 05/18/2009	Buy	(0.380%	)	06/20/2009	CSFB		200	0
Darden Restaurants, Inc. 6.200% due 10/15/2017	Buy	(1.450%	)	12/20/2017	CITI		1,000	12
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%		12/20/2008	RBS		1,400	1
Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	MSC		100	2
DR Horton, Inc. 6.000% due 04/15/2011	Buy	(3.950%	)	06/20/2011	LEH		200	4
Erac USA Finance Co. 5.800% due 10/15/2012	Buy	(2.700%	)	12/20/2012	JPM		800	(6)
Fannie Mae 5.500% due 06/09/2033	Buy	(0.570%	)	09/20/2013	JPM		1,400	5
Ford Motor Credit Co. LLC 7.250% due 10/25/2011	Sell	7.500%		03/20/2009	CITI		1,300	(32)
Ford Motor Credit Co. LLC 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	LEH		200	32
Freddie Mac 4.500% due 01/15/2014	Buy	(0.560%	)	09/20/2013	BOA		1,700	7
GATX Financial Corp. 5.500% due 02/15/2012	Buy	(0.605%	)	03/20/2012	RBS		1,000	23
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.000%		06/20/2009	UBS		1,100	0
Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	MSC		500	82
GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	WAC		100	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	7.750%		03/20/2009	GSC		300	(13)
GMAC LLC 6.875% due 08/28/2012	Sell	8.650%		03/20/2009	CITI		500	(19)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(1.520%	)	06/20/2013	BCLY		100	(1)
H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	BEAR		100	0
ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012	GSC	EUR	200	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.280%		12/20/2011	RBS		$100	(4)
International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	MLP		200	22
International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	BCLY		200	22
iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%	)	03/20/2012	CSFB		200	41
JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	DUB		200	3
JPMorgan Chase & Co. 5.058% until 02/22/2016 and 1-Month CAD Offered Rate plus 1.000% thereafter, due 02/22/2021	Buy	(0.310%	)	03/20/2016	RBC		200	11
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.570%	)	12/20/2017	LEH		100	3
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.737%	)	03/20/2018	BNP		700	16
JPMorgan Chase & Co. 6.000% due 01/15/2018	Buy	(0.720%	)	03/20/2018	DUB		700	17
Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012	GSC	EUR	200	2
Kraft Foods, Inc. 6.250% due 06/01/2012	Buy	(0.170%	)	06/20/2012	BEAR		$200	5
Lafarge S.A. 6.500% due 07/15/2016	Buy	(1.690%	)	09/20/2016	BOA		2,000	20
Lehman Brothers Holdings, Inc. 6.875% due 05/02/2018	Buy	(1.552%	)	06/20/2018	JPM		800	39
Ltd. Brands, Inc. 6.900% due 07/15/2017	Buy	(2.850%	)	09/20/2017	JPM		1,000	(1)
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	Buy	(0.670%	)	09/20/2014	DUB		1,000	6
Marsh & McLennan Cos., Inc, 5.375% due 07/15/2014	Buy	(0.590%	)	09/20/2014	DUB		1,000	10
Masco Corp. 6.125% due 10/03/2016	Buy	(0.907%	)	12/20/2016	CSFB		200	18
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	BEAR		1,000	57

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017	GSC		$500	$41
Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	LEH		200	2
Mohawk Industries, Inc. 6.125% due 01/15/2016	Buy	(1.550%	)	03/20/2016	UBS		1,000	9
Morgan Stanley 6.600% due 04/01/2012	Buy	(1.850%	)	09/20/2018	DUB		1,300	4
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	RBS		200	20
Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(1.350%	)	12/20/2015	JPM		1,000	35
Multiple Reference Entities of Gazprom	Sell	1.500%		01/20/2009	HSBC		1,200	12
Multiple Reference Entities of Gazprom	Sell	1.910%		04/20/2009	MSC		900	11
Nabors Industries, Inc. 6.150% due 02/15/2018	Buy	(0.820%	)	03/20/2018	CITI		1,000	5
Nabors Industries, Inc. 6.150% due 02/15/2018	Buy	(0.630%	)	03/20/2018	DUB		1,000	19
Nationwide Health Properties, Inc. 6.000% due 05/20/2015	Buy	(1.990%	)	06/20/2015	JPM		500	(15)
Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	CITI		200	2
Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	BCLY		100	0
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(1.040%	)	06/20/2013	GSC		1,000	2
Norfolk Southern Corp. 5.257% due 09/17/2014	Buy	(0.450%	)	09/20/2014	BCLY		1,000	13
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.410%	)	06/20/2013	GSC		1,000	33
RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.400%	)	06/20/2013	DUB		600	20
Rogers Wireless, Inc. 7.250% due 12/15/2012	Buy	(0.540%	)	12/20/2012	MSC		200	7
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.450%		01/20/2009	CSFB		1,000	0
Ryder System, Inc. 5.850% due 11/01/2016	Buy	(0.460%	)	12/20/2016	BEAR		200	10
Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011	LEH		200	0
SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012	GSC	EUR	200	8
Sealed Air Corp. 5.625% due 07/15/2013	Buy	(1.035%	)	09/20/2013	BCLY		$1,000	24
SLM Corp. 5.125% due 08/27/2012	Sell	3.050%		03/20/2009	DUB		500	(8)
SLM Corp. 5.125% due 08/27/2012	Sell	3.300%		03/20/2009	GSC		300	(4)
SLM Corp. 5.125% due 08/27/2012	Sell	3.700%		03/20/2009	GSC		200	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	4.300%		03/20/2009	CITI		200	(1)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.260%		03/20/2013	BCLY		5,100	(9)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.270%		03/20/2013	GSC		2,100	(2)
Spain Government Bond 5.500% due 07/30/2017	Sell	0.435%		03/20/2013	GSC		1,700	10
Spain Government Bond 5.500% due 07/30/2017	Sell	0.465%		03/20/2013	HSBC		2,100	15
Spain Government Bond 5.500% due 07/30/2017	Sell	0.470%		03/20/2013	MSC		1,700	12
Sprint Nextel Corp. 6.000% due 12/01/2016	Buy	(1.125%	)	12/20/2016	BEAR		200	21
Tate & Lyle International Finance PLC 6.125% due 06/15/2011	Buy	(0.315%	)	06/20/2011	LEH		200	6
Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%	)	12/20/2011	BOA		200	7
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	HSBC		400	(3)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	HSBC		400	(3)
United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012	DUB	EUR	200	6
Vivendi 6.625% due 04/04/2018	Buy	(1.500%	)	06/20/2018	DUB		$100	0
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	BEAR		1,000	53
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	MSC		1,000	53
Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%	)	06/20/2017	UBS		400	33
Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	LEH		200	0
Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	MSC		200	0
XL Capital Finance Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	BCLY		100	9
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(0.950%	)	03/20/2018	CITI		700	14

								$998

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	0.787%		06/20/2012	BCLY	$994	$(24)
Dow Jones CDX N.A. HY8 Index	Sell	0.825%		06/20/2012	MSC	3,975	(75)
Dow Jones CDX N.A. HY8 Index	Sell	0.910%		06/20/2012	MLP	1,192	(21)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY	100	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	5,800	9
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	3,700	12
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MSC	400	1
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	GSC	2,500	52
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	MSC	500	1
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	GSC	12,900	688
Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	MLP	900	28
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC	7,100	265
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	3,200	113
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	DUB	1,900	4

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Credit Default Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones iTraxx Europe 8SUB Index	Buy	(0.700%	)	12/20/2012	DUB	EUR	2,200	$85
Dow Jones iTraxx Europe 9MAIN Index	Buy	(1.750%	)	06/20/2018	DUB		8,000	179
Dow Jones iTraxx Europe 9SEN4 Index	Buy	(1.750%	)	06/20/2018	BCLY		2,100	(71)
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	BNP		200	17
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	DUB		1,200	101
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	HSBC		100	9
Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	JPM		700	59
Home Equity Index AA Rating 2006-1	Sell	0.320%		07/25/2045	CSFB		$500	(47)
Home Equity Index AAA Rating 2006-2	Sell	0.110%		05/25/2046	DUB		500	(1)

								$1,384

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	CITI	AUD	4,600	$(44)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	DUB		15,700	(151)
Pay	3-Month Australian Bank Bill	6.500%	01/15/2009	MSC		7,000	(68)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	JPM		7,800	(71)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	MSC		4,200	(41)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS		12,900	(84)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	CITI		10,050	(18)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		10,050	(18)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	BSN	CAD	600	(1)
Receive	3-Month Canadian Bank Bill	4.500%	09/20/2011	RBC		800	(1)
Receive	3-Month Canadian Bank Bill	4.250%	12/20/2013	RBC		1,900	(10)
Receive	3-Month Hong Kong Bank Bill	4.235%	12/17/2008	GSC	HKD	5,800	(6)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$2,300	(7)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		7,300	(17)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		20,400	48
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MSC		77,900	(697)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		2,200	16
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		14,900	(65)
Pay	3-Month USD-LIBOR	5.500%	12/16/2014	GSC		700	13
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		600	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		7,000	131
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		2,800	(13)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		9,800	(44)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		2,200	(41)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		26,300	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		22,300	(4)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		31,400	(206)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		4,900	(84)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	JPM		5,700	(97)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		800	(15)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		6,900	(105)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		2,900	(17)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY	EUR	900	(53)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		600	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.940%	04/10/2012	RBS		600	(31)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	7,000	(164)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		2,400	(56)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	CITI		700	(28)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2010	UBS		1,700	(71)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS		19,900	(43)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	DUB		2,700	(33)
Pay	6-Month Australian Bank Bill	7.250%	06/16/2011	UBS		9,500	(119)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	DUB		3,900	(197)
Pay	6-Month Australian Bank Bill	6.000%	06/15/2012	HSBC		3,100	(158)
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	CITI		400	34
Receive	6-Month Australian Bank Bill	6.000%	06/15/2015	UBS		1,100	100
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	DUB		2,300	191
Receive	6-Month Australian Bank Bill	6.000%	06/15/2017	HSBC		1,800	151
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	DUB		4,300	156
Receive	6-Month Australian Bank Bill	6.500%	06/15/2017	MSC		3,300	114
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		1,300	12
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	DUB	EUR	20,300	(345)
Pay	6-Month EUR-LIBOR	4.250%	12/17/2009	JPM		11,500	(175)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	GSC	EUR	15,500	$(368)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		49,600	(1,186)
Pay	6-Month EUR-LIBOR	4.000%	06/17/2010	UBS		190	(16)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	CITI		11,600	(572)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	DUB		700	44
Receive	6-Month EUR-LIBOR	4.000%	12/15/2011	MSC		3,200	223
Receive	6-Month EUR-LIBOR	5.000%	06/17/2012	JPM		900	113
Receive	6-Month EUR-LIBOR	5.000%	09/19/2012	GSC		2,600	23
Pay	6-Month EUR-LIBOR	4.000%	03/19/2013	BCLY		300	(24)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		20,400	(1,489)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	GSC		4,400	(296)
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	MSC		5,300	(388)
Pay	6-Month EUR-LIBOR	4.000%	12/15/2014	MSC		6,600	(358)
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	DUB		12,160	915
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	GSC		7,000	652
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	HSBC		2,300	178
Receive	6-Month EUR-LIBOR	4.000%	12/15/2014	LEH		600	63
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		500	61
Receive	6-Month EUR-LIBOR	4.695%	08/24/2017	MSC		200	7
Receive	6-Month EUR-LIBOR	4.703%	08/24/2017	DUB		200	6
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	GSC		3,600	144
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		1,500	4
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	RBS		500	2
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		3,700	53
Receive	6-Month EUR-LIBOR	5.000%	03/19/2038	GSC		1,400	(41)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		4,000	405
Receive	6-Month EUR-LIBOR	5.000%	09/17/2038	MSC		3,900	166
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	BNP		600	(3)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY	GBP	3,200	(20)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	DUB		100	(1)
Receive	6-Month GBP-LIBOR	5.000%	06/15/2009	CITI		100	2
Pay	6-Month GBP-LIBOR	5.000%	03/20/2010	RBC		2,500	(49)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		3,200	(142)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	MLP		2,800	(187)
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		3,000	(172)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2010	RBS		5,800	(224)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	MSC		1,600	(66)
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	LEH		1,900	(93)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		2,600	(208)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	DUB		1,600	(59)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		2,600	(234)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,600	(430)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	MSC		3,000	(275)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	MSC		100	(10)
Receive	6-Month GBP-LIBOR	4.500%	09/15/2017	BCLY		4,500	19
Pay	6-Month GBP-LIBOR	5.000%	03/20/2018	MSC		500	(35)
Receive	6-Month GBP-LIBOR	5.000%	06/18/2018	BCLY		800	(10)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	BCLY		500	31
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	CITI		500	27
Receive	6-Month GBP-LIBOR	5.000%	09/17/2018	HSBC		600	35
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		100	2
Receive	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		500	(6)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		1,200	69
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	JPM		400	7
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	DUB		100	16
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	RBS		400	14
Receive	6-Month JPY-LIBOR	1.500%	06/17/2013	MSC	JPY	60,000	(9)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		430,000	190
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		$4,700	(26)

							$(5,988)

(i) Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$134.000	08/22/2008	24	$1	$0
Call - CBOT U.S. Treasury 2-Year Note September Futures	110.500	08/22/2008	205	7	3
Call - CBOT U.S. Treasury 2-Year Note September Futures	111.000	08/22/2008	381	13	6
Call - CBOT U.S. Treasury 30-Year Bond September Futures	143.000	08/22/2008	24	0	0
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	182	3	2

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Options on Exchange-Traded Futures Contracts (Cont.)
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	506	$9	$8
Put - CBOT U.S. Treasury 10-Year Note September Futures	93.000	08/22/2008	85	2	1
Put - CBOT U.S. Treasury 10-Year Note September Futures	102.000	08/22/2008	41	1	1
Put - CBOT U.S. Treasury 30-Year Bond September Futures	90.000	08/22/2008	9	0	0
Put - CBOT U.S. Treasury 30-Year Bond September Futures	92.000	08/22/2008	8	0	0

				$36	$21

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	DUB	6-Month EUR-LIBOR	Pay	4.000%	09/14/2009	EUR	12,900	$63	$36
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009		$38,000	205	180
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,400	26	11
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		1,400	15	7
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,400	24	11
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009		15,000	176	152
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008		12,200	113	32
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009		7,100	68	38
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009		2,500	28	12
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009		4,700	50	33

								$768	$512

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar		$1.375	05/21/2010	EUR 2,300	$111	$406
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010	2,300	111	71
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	07/09/2008	$ 5,000	0	0

					$222	$477

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 09/01/2038	$106.000	09/04/2008	$ 8,000	$1	$ 0
Call - OTC U.S. Treasury Note 4.250% due 08/15/2013	116.000	09/04/2008	3,300	0	0
Put - OTC Fannie Mae 6.500% due 09/01/2038	92.000	09/04/2008	5,000	1	0
Put - OTC Ginnie Mae 6.000% due 09/01/2038	85.500	09/15/2008	21,000	2	1
Put - OTC Ginnie Mae 6.500% due 09/01/2038	91.500	09/15/2008	5,000	1	0
Put - OTC Ginnie Mae 6.500% due 09/01/2038	92.000	09/15/2008	2,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	88.500	09/04/2008	50,000	6	2

				$11	$ 3

(j)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$109.500	07/25/2008	30	$18	$1
Put - CBOT U.S. Treasury 10-Year Note August Futures	110.500	07/25/2008	98	57	8

				$75	$9

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Put - OTC 30-Year Interest Rate Swap	CITI	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008	EUR	900	$21	$25
Put - OTC 30-Year Interest Rate Swap	GSC	6-Month EUR-LIBOR	Pay	5.200%	12/15/2008		1,700	44	44
Call - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Receive	5.290%	06/10/2009		3,500	46	40
Put - OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR-LIBOR	Pay	5.290%	06/10/2009		3,500	47	39
Put - OTC 30-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Pay	5.000%	09/15/2008		5,000	76	170
Call - OTC 7-Year Interest Rate Swap	JPM	6-Month EUR-LIBOR	Receive	4.230%	09/14/2009		4,200	55	37
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.250%	02/02/2009		$13,000	191	175
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009		400	10	5
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		500	16	10
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009		500	16	10

18	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	800	$26	$16
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	4,900	165	157
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	4,100	110	54
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	3,100	68	44
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	500	17	10
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	1,600	49	37

							$957	$873

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Brazilian real	BRL	1.650	07/24/2008	$1,100	$6	$6
Call - OTC U.S. dollar versus Brazilian real		1.640	07/30/2008	1,200	11	10
Put - OTC U.S. dollar versus Japanese yen	JPY	80.000	08/21/2008	900	4	0

					$21	$16

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount in $	Notional Amount in AUD	Notional Amount in EUR	Premium
Balance at 12/31/2007	44	$33,300	AUD 0	EUR 4,200	$574
Sales	1,207	64,300	4,400	14,600	1,743
Closing Buys	(529)	(63,800)	(4,400)	0	(901)
Expirations	(594)	(1,200)	0	0	(363)
Exercised	0	0	0	0	0

Balance at 06/30/2008	128	$32,600	AUD 0	EUR 18,800	$1,053

(k)	Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., Inc.	3.403%	10/02/2009	06/06/2008	$289	$284	0.07%
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	695	655	0.18%

				$984	$939	0.25%

(l)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	07/01/2038	$5,000	$4,929	$4,929
Fannie Mae	6.000%	07/01/2038	2,000	2,018	2,018
Freddie Mac	5.500%	07/01/2038	12,000	11,852	11,822
Treasury Inflation Protected Securities	2.000%	07/15/2014	0	0	0
U.S. Treasury Bonds	5.000%	05/15/2037	900	928	978
U.S. Treasury Notes	2.500%	03/31/2013	800	759	778
U.S. Treasury Notes	3.125%	04/30/2013	1,700	1,656	1,699
U.S. Treasury Notes	3.375%	06/30/2013	2,000	1,992	2,010
U.S. Treasury Notes	3.500%	02/15/2018	700	663	685
U.S. Treasury Notes	3.875%	05/15/2018	1,700	1,647	1,700
U.S. Treasury Notes	4.250%	08/15/2013	3,300	3,438	3,503

				$29,882	$30,122

(3)	Market value includes $108 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	3,916	04/2009	$0	$(11)	$(11)
Sell	AUD	2,043	07/2008	0	(14)	(14)
Buy		246	08/2008	1	0	1
Buy	BRL	15,895	07/2008	1,518	0	1,518
Sell		15,895	07/2008	0	(964)	(964)
Buy		3,522	12/2008	101	0	101

See Accompanying Notes	Semiannual Report	June 30, 2008	19

Schedule of Investments  Global Bond Portfolio (Unhedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell		4,026	12/2008	$0	$(209)	$(209)
Buy	CAD	5,262	08/2008	0	(42)	(42)
Sell		1,600	08/2008	15	0	15
Buy	CLP	6,033	07/2008	0	(1)	(1)
Sell		6,033	07/2008	1	0	1
Buy		10,300	12/2008	0	(2)	(2)
Buy		6,033	05/2009	0	(1)	(1)
Buy	CNY	5,577	11/2008	14	0	14
Buy		33,868	05/2009	48	(2)	46
Buy		5,414	05/2010	0	(9)	(9)
Buy	DKK	10,662	09/2008	41	0	41
Buy	EUR	42,971	07/2008	673	(2)	671
Buy	GBP	4,131	08/2008	47	0	47
Buy	INR	650	08/2008	0	(1)	(1)
Buy	JPY	9,001,948	07/2008	1,376	(1)	1,375
Sell		66,489	07/2008	0	(9)	(9)
Buy	KRW	2,893,362	08/2008	0	(314)	(314)
Sell		2,353,047	08/2008	1	0	1
Buy	MXN	2,064	07/2008	14	0	14
Sell		2,064	07/2008	0	(13)	(13)
Buy		140	11/2008	0	0	0
Buy	MYR	1,986	08/2008	0	(3)	(3)
Buy		7,501	11/2008	0	(92)	(92)
Buy	NOK	3,818	09/2008	12	0	12
Sell	NZD	2,020	07/2008	0	(10)	(10)
Buy	PHP	107,699	08/2008	0	(59)	(59)
Buy	PLN	1,692	07/2008	177	0	177
Sell		1,692	07/2008	0	(24)	(24)
Buy		1,692	05/2009	23	0	23
Buy	RUB	31,529	07/2008	99	0	99
Sell		31,529	07/2008	0	(19)	(19)
Buy		22,862	11/2008	48	0	48
Sell		15,043	11/2008	0	(27)	(27)
Buy		31,529	05/2009	29	0	29
Buy	SAR	3,284	04/2009	0	(9)	(9)
Buy	SEK	13,919	09/2008	10	0	10
Buy	SGD	865	08/2008	26	0	26
Buy		4,056	11/2008	34	0	34
Buy	TWD	9,221	09/2008	0	(2)	(2)
Buy	ZAR	97	07/2008	0	(1)	(1)
Sell		97	07/2008	0	0	0
Buy		97	12/2008	0	0	0

				$4,308	$(1,841)	$2,467

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$466,649	$9,643	$476,292
Other Financial Instruments ++	(1,174)	(31,791)	(260)	(33,225)

Total	$(1,174)	$434,858	$9,383	$443,067

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$9,475	$0	$(9)	$177	$9,643
Other Financial Instruments ++	(41)	0	0	(216)	(3)	(260)

Total	$(41)	$9,475	$0	$(225)	$174	$9,383

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

20	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(h) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(i) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(j) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(k) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value,

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(l) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(m) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(p) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Semiannual Report	June 30, 2008	23

Notes to Financial Statements (Cont.)

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the

“floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(s) Commodities Index-Linked/Structured Notes  The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss.

(t) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(u) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(v) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses;

Semiannual Report	June 30, 2008	25

Notes to Financial Statements (Cont.)

(vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$905,781	$936,761	$657,261	$512,575

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	46	$605	15	$180
Administrative Class	14,081	188,087	8,356	102,579
Advisor Class	83	1,095	0	1
Issued as reinvestment of distributions
Institutional Class	0	5	1	7
Administrative Class	337	4,516	593	7,286
Advisor Class	0	3	0	0
Cost of shares redeemed
Institutional Class	(11)	(146)	(2)	(18)
Administrative Class	(5,289)	(70,487)	(4,527)	(55,650)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	9,247	$123,678	4,436	$54,385

26	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	98
Administrative Class	6	96	*
Advisor Class	1	99

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 8,792	$ (7,608)	$ 1,184

Semiannual Report	June 30, 2008	27

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

28	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	29

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

High Yield Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Corporate Bonds & Notes	70.5%
U.S. Government Agencies	11.1%
Bank Loan Obligations	5.4%
Short-Term Instruments	5.1%
Foreign Currency-Denominated Issues	3.5%
Other	4.4%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/98)
PIMCO High Yield Portfolio Administrative Class	-2.05%	-0.68%	6.17%	4.89%	4.92%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	-0.64%	-0.06%	6.48%	5.02%	5.06%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Administrative Class shares.

± Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$979.53	$1,021.13
Expenses Paid During Period à	$3.69	$3.77

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to the healthcare sector, which remained relatively resilient through the market volatility over the period, was a strong contributor to returns.

»	With heightened pressure on the real estate and building materials sectors, an underweight to both industry categories added to relative performance.

»	A strong emphasis on the utility sector, which outperformed the broader high-yield market over the past six months, benefited performance.

»	An overweight to the automotive sector, where auto manufacturers came under significant pressure, detracted from relative performance.

»	Security selection in the telecom sector weighed on performance relative to the index as wireless companies significantly outpaced wireline providers over the period.

»	As the metals and mining sector rallied alongside the surge in commodities, an underweight to the industry category detracted from returns.

»	An emphasis on single B-rated bonds relative to double B-rated issues detracted from performance as higher quality issues significantly outperformed lower quality issues in the first half of 2008.

4	PIMCO Variable Insurance Trust

Financial Highlights  High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Administrative Class
Net asset value beginning of year or period	$8.05	$8.34	$8.19	$8.40	$8.19	$7.17
Net investment income (a)	0.27	0.56	0.56	0.54	0.53	0.55
Net realized/unrealized gain (loss) on investments	(0.43)	(0.28)	0.16	(0.21)	0.22	1.04
Total income (loss) from investment operations	(0.16)	0.28	0.72	0.33	0.75	1.59
Dividends from net investment income	(0.28)	(0.57)	(0.57)	(0.54)	(0.54)	(0.57)
Total distributions	(0.28)	(0.57)	(0.57)	(0.54)	(0.54)	(0.57)
Net asset value end of year or period	$7.61	$8.05	$8.34	$8.19	$8.40	$8.19
Total return	(2.05)%	3.50%	9.08%	4.11%	9.54%	22.85%
Net assets end of year or period (000s)	$399,805	$452,291	$516,823	$460,926	$414,062	$955,599
Ratio of expenses to average net assets	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	6.81%*	6.83%	6.90%	6.50%	6.48%	7.14%
Portfolio turnover rate	135%	131%	81%	109%	97%	97%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  High Yield Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$448,567
Repurchase agreements, at value	200
Cash	47
Deposits with counterparty	2,099
Foreign currency, at value	1,486
Receivable for investments sold	73,122
Receivable for Portfolio shares sold	50
Interest and dividends receivable	7,442
Variation margin receivable	21
Swap premiums paid	1,071
Unrealized appreciation on foreign currency contracts	2,769
Unrealized appreciation on swap agreements	1,421
538,295

Liabilities:
Payable for investments purchased	$112,198
Payable for Portfolio shares redeemed	1,452
Payable for short sales	2,963
Written options outstanding	6,634
Accrued investment advisory fee	82
Accrued administrative fee	115
Accrued servicing fee	41
Variation margin payable	43
Swap premiums received	2,101
Unrealized depreciation on foreign currency contracts	2,507
Unrealized depreciation on swap agreements	7,470
135,606

Net Assets	$402,689

Net Assets Consist of:
Paid in capital	$439,179
(Overdistributed) net investment income	(3,236)
Accumulated undistributed net realized (loss)	(3,800)
Net unrealized (depreciation)	(29,454)
$402,689

Net Assets:
Institutional Class	$2,471
Administrative Class	399,805
Advisor Class	413

Shares Issued and Outstanding:
Institutional Class	325
Administrative Class	52,547
Advisor Class	54

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$7.61
Administrative Class	7.61
Advisor Class	7.61

Cost of Investments Owned	$471,405
Cost of Repurchase Agreements Owned	$200
Cost of Foreign Currency Held	$1,484
Proceeds Received on Short Sales	$2,956
Premiums Received on Written Options	$5,997

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  High Yield Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$15,773
Dividends	179
Total Income	15,952

Expenses:
Investment advisory fees	525
Administrative fees	735
Servicing fees – Administrative Class	313
Trustees’ fees	3
Interest expense	4
Total Expenses	1,580

Net Investment Income	14,372

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(3,411)
Net realized gain on futures contracts, written options and swaps	1,509
Net realized (loss) on foreign currency transactions	(796)
Net change in unrealized (depreciation) on investments	(18,235)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(1,382)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(860)
Net (Loss)	(23,175)

Net (Decrease) in Net Assets Resulting from Operations	$(8,803)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  High Yield Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$14,372	$34,169
Net realized gain (loss)	(2,698)	1,830
Net change in unrealized (depreciation)	(20,477)	(19,847)
Net increase (decrease) resulting from operations	(8,803)	16,152

Distributions to Shareholders:
From net investment income
Institutional Class	(88)	(172)
Administrative Class	(14,962)	(34,729)
Advisor Class	(13)	(15)

Total Distributions	(15,063)	(34,916)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	385	748
Administrative Class	51,336	112,557
Advisor Class	1,323	1,131
Issued as reinvestment of distributions
Institutional Class	88	172
Administrative Class	14,962	34,729
Advisor Class	13	14
Cost of shares redeemed
Institutional Class	(308)	(329)
Administrative Class	(95,090)	(193,158)
Advisor Class	(1,327)	(779)
Net (decrease) resulting from Portfolio share transactions	(28,618)	(44,915)

Total (Decrease) in Net Assets	(52,484)	(63,679)

Net Assets:
Beginning of period	455,173	518,852
End of period*	$402,689	$455,173

*Including (overdistributed) net investment income of:	$(3,236)	$(2,545)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments High Yield Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.0%

AES Corp.
5.980% due 03/31/2010	$1,100	$1,095
6.360% due 03/31/2010	280	278
6.740% due 03/31/2010	83	83
7.960% due 03/31/2010	537	534

Amadeus Global Travel Distribution S.A.
6.846% due 04/08/2013	679	622
7.096% due 04/08/2014	679	627

Community Health Systems, Inc.
4.000% due 07/25/2014	46	44
4.631% due 07/25/2014	219	207
4.899% due 07/25/2014	688	650

Daimler Finance North America LLC
6.780% due 08/03/2012	3,970	3,288

First Data Corp.
5.231% due 09/24/2014	904	832
5.446% due 09/24/2014	67	61
5.552% due 09/24/2014	27	25

Ford Motor Co.
5.480% due 12/15/2013	3,472	2,810

HCA, Inc.
5.051% due 11/18/2013	1,234	1,161

Idearc, Inc.
4.390% due 11/17/2014	21	17
4.800% due 11/17/2014	477	383

Ineos Group Holdings PLC
4.885% due 10/07/2012	689	608
4.897% due 10/07/2012	124	109

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	1,477	1,216

Roundy’s Supermarket, Inc.
5.230% due 10/27/2011	913	879

Texas Competitive Electric Holdings Co., LLC
6.234% due 10/10/2014	1,000	927

Thompson Learning, Inc.
4.880% due 06/27/2014	2,084	1,898

Tribune Co.
5.541% due 05/30/2009	770	740
7.000% due 06/04/2014	1,365	1,008

Univision Communications, Inc.
4.631% due 09/15/2014	121	100
5.149% due 09/15/2014	1,879	1,552

VNU/Nielson Finance LLC
4.734% due 08/09/2013	1,970	1,841

Weather Investment Term
9.984% due 12/21/2011	584	588

Total Bank Loan Obligations (Cost $26,510)		24,183

CORPORATE BONDS & NOTES 78.6%

BANKING & FINANCE 24.0%

AES Ironwood LLC
8.857% due 11/30/2025	2,332	2,431

AES Red Oak LLC
8.540% due 11/30/2019	1,145	1,194

American Express Bank FSB
5.500% due 04/16/2013	2,025	1,983

American Express Co.
7.000% due 03/19/2018	3,750	3,808

American Express Credit Corp.
5.875% due 05/02/2013	300	299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American International Group, Inc.
5.850% due 01/16/2018	$1,200	$1,128
8.175% due 05/15/2058	900	850

Bank of America Corp.
8.000% due 12/29/2049	6,500	6,105

Barclays Bank PLC
6.050% due 12/04/2017	1,225	1,205
7.434% due 09/29/2049	1,100	1,034
7.700% due 04/29/2049	1,975	2,019

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	325	322

Caelus Re Ltd.
8.923% due 06/07/2011	250	250

Citigroup Capital XXI
8.300% due 12/21/2057	1,675	1,589

Citigroup, Inc.
5.500% due 04/11/2013	1,250	1,222
6.125% due 05/15/2018	175	168
8.400% due 04/29/2049	2,550	2,427

Credit Suisse New York, Inc.
5.000% due 05/15/2013	600	585

El Paso Performance-Linked Trust
7.750% due 07/15/2011	850	861

Ferrellgas Escrow LLC
6.750% due 05/01/2014	900	826

Ford Motor Credit Co. LLC
7.800% due 06/01/2012	5,000	3,871

Forest City Enterprises, Inc.
7.625% due 06/01/2015	750	701

GMAC LLC
3.951% due 09/23/2008	980	965
6.625% due 05/15/2012	850	584
6.750% due 12/01/2014	400	265
7.250% due 03/02/2011	1,525	1,122
8.000% due 11/01/2031	1,400	913

Goldman Sachs Group, Inc.
2.882% due 03/02/2010	300	295
5.950% due 01/18/2018	775	746
6.150% due 04/01/2018	825	803
6.750% due 10/01/2037	2,700	2,480

HBOS PLC
6.750% due 05/21/2018	900	863

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	1,300	1,183

HSBC Holdings PLC
6.500% due 09/15/2037	400	366

JPMorgan Chase & Co.
2.886% due 01/17/2011	900	885

KRATON Polymers LLC
8.125% due 01/15/2014	1,475	760

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	775	734
6.750% due 12/28/2017	1,250	1,178
6.875% due 05/02/2018	725	704
7.500% due 05/11/2038	1,400	1,304

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	925	992
10.375% due 10/15/2017 (c)	2,415	2,572
11.625% due 10/15/2017	5,000	5,325

Merrill Lynch & Co., Inc.
4.966% due 05/12/2010	825	812
6.875% due 04/25/2018	2,775	2,649

Metropolitan Life Global Funding I
3.554% due 06/25/2010	300	300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mirage Resorts, Inc.
7.250% due 08/01/2017	$2,600	$2,255

Morgan Stanley
2.870% due 05/07/2010	100	97
2.984% due 01/18/2011	150	143
5.950% due 12/28/2017	3,200	2,914

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	600	521

NSG Holdings LLC
7.750% due 12/15/2025	1,875	1,856

Petroplus Finance Ltd.
6.750% due 05/01/2014	375	341
7.000% due 05/01/2017	375	333

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	250	226
7.640% due 03/31/2049	2,200	2,016

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,300	2,228

SLM Corp.
3.080% due 07/26/2010	400	355
3.130% due 07/25/2008	650	648

Tenneco, Inc.
8.125% due 11/15/2015	1,300	1,183
8.625% due 11/15/2014	225	200

TNK-BP Finance S.A.
6.625% due 03/20/2017	500	444
7.500% due 07/18/2016	1,000	949

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	675	679

UBS AG
5.750% due 04/25/2018	850	814
5.875% due 12/20/2017	1,000	976

UBS Preferred Funding Trust V
6.243% due 05/12/2049	550	483

Universal City Development Partners
11.750% due 04/01/2010	525	541

Universal City Florida Holding Co. I & II
7.623% due 05/01/2010	175	170
8.375% due 05/01/2010	1,425	1,418

Ventas Realty LP
6.500% due 06/01/2016	150	144
6.750% due 06/01/2010	640	640
6.750% due 04/01/2017	320	309
7.125% due 06/01/2015	500	491
9.000% due 05/01/2012	525	552

Wachovia Corp.
2.832% due 06/01/2010	950	928
7.980% due 12/31/2049	6,800	6,263

Wells Fargo Capital XIII
7.700% due 12/29/2049	775	771

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,055

		96,621

INDUSTRIALS 41.8%

Actuant Corp.
6.875% due 06/15/2017	1,000	988

Allied Waste North America, Inc.
7.250% due 03/15/2015	1,700	1,704

Allison Transmission, Inc.
11.000% due 11/01/2015	1,350	1,215
11.250% due 11/01/2015 (c)	875	761

American Stores Co.
8.000% due 06/01/2026	1,100	1,119

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

AmeriGas Partners LP
7.125% due 05/20/2016	$1,230	$1,147
7.250% due 05/20/2015	1,150	1,081

ARAMARK Corp.
6.373% due 02/01/2015	200	188
8.500% due 02/01/2015	2,175	2,142

ArvinMeritor, Inc.
8.125% due 09/15/2015	2,125	1,679
8.750% due 03/01/2012	1,550	1,372

Berry Plastics Corp.
7.568% due 02/15/2015	1,125	1,083

Berry Plastics Holding Corp.
8.875% due 09/15/2014	1,325	1,153

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	2,150	1,422

Buhrmann U.S., Inc.
7.875% due 03/01/2015	1,300	1,453
8.250% due 07/01/2014	1,000	1,092

C8 Capital SPV Ltd.
6.640% due 12/31/2049	1,500	1,395

Cascades, Inc.
7.250% due 02/15/2013	1,425	1,247

CCO Holdings LLC
8.750% due 11/15/2013	4,150	3,839

Celestica, Inc.
7.875% due 07/01/2011	1,600	1,608

Chart Industries, Inc.
9.125% due 10/15/2015	425	443

Charter Communications Operating LLC
8.375% due 04/30/2014	100	95

Chemtura Corp.
6.875% due 06/01/2016	675	587

Chesapeake Energy Corp.
6.875% due 01/15/2016	275	267
7.000% due 08/15/2014	825	813
7.250% due 12/15/2018	1,050	1,026
7.500% due 06/15/2014	225	224
7.625% due 07/15/2013	250	252

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	964	815

Citic Resources Finance Ltd.
6.750% due 05/15/2014	225	211

Clorox Co.
4.200% due 01/15/2010	400	397

Colorado Interstate Gas Co.
5.950% due 03/15/2015	300	296

Community Health Systems, Inc.
8.875% due 07/15/2015	4,025	4,070

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	375	376
7.750% due 05/15/2017	865	870

Continental Airlines, Inc.
6.920% due 04/02/2013 (j)	618	612
7.373% due 12/15/2015	230	191

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,000	840

Crown Americas LLC & Crown Americas Capital Corp.
7.750% due 11/15/2015	1,350	1,357

CSC Holdings, Inc.
6.750% due 04/15/2012	475	449
7.625% due 04/01/2011	1,475	1,453
7.625% due 07/15/2018	1,725	1,596

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DaVita, Inc.
7.250% due 03/15/2015	$2,100	$2,053

Dex Media, Inc.
8.000% due 11/15/2013	1,600	1,176

Dynegy Holdings, Inc.
6.875% due 04/01/2011	492	489
7.125% due 05/15/2018	1,250	1,094
7.625% due 10/15/2026	325	271

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	1,250	1,231

EchoStar DBS Corp.
6.625% due 10/01/2014	1,000	927
7.000% due 10/01/2013	190	182
7.125% due 02/01/2016	3,755	3,483

El Paso Corp.
7.000% due 06/15/2017	1,450	1,428
7.750% due 06/15/2010	250	258
7.800% due 08/01/2031	750	760
8.050% due 10/15/2030	1,330	1,369

Enterprise Products Operating LP
8.375% due 08/01/2066	1,510	1,513

Ferrellgas Partners LP
8.870% due 08/01/2009 (j)	1,200	1,256

First Data Corp.
9.875% due 09/24/2015	4,450	3,877

Ford Motor Co.
9.215% due 09/15/2021	200	135

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	755	795
8.375% due 04/01/2017	2,625	2,774

Freescale Semiconductor, Inc.
6.651% due 12/15/2014	500	397
8.875% due 12/15/2014	1,500	1,226
9.125% due 12/15/2014 (c)	1,100	861

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,750	1,820

General Motors Corp.
7.400% due 09/01/2025	50	26
7.700% due 04/15/2016	1,700	1,037
8.250% due 07/15/2023	475	279

Georgia-Pacific LLC
7.000% due 01/15/2015	350	331
7.125% due 01/15/2017	1,500	1,418
7.375% due 12/01/2025	4,520	3,842
7.700% due 06/15/2015	300	285
7.750% due 11/15/2029	600	531
8.000% due 01/15/2024	1,775	1,651

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	815	817

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	2,336	1,951

HCA, Inc.
7.190% due 11/15/2015	180	156
9.125% due 11/15/2014	1,350	1,384
9.250% due 11/15/2016	8,125	8,389

Hertz Corp.
8.875% due 01/01/2014	4,175	3,841

Ineos Group Holdings PLC
8.500% due 02/15/2016	2,725	1,805

Ingles Markets, Inc.
8.875% due 12/01/2011	1,450	1,475

Intergen NV
9.000% due 06/30/2017	1,655	1,721

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JET Equipment Trust
7.630% due 08/15/2012 (a)	$152	$1
10.000% due 06/15/2012 (a)	497	418

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	1,000	1,045

Legrand France S.A.
8.500% due 02/15/2025	975	1,101

Mattel, Inc.
3.176% due 06/15/2009	500	500

Nalco Co.
8.875% due 11/15/2013	1,300	1,339

New Albertson’s, Inc.
7.450% due 08/01/2029	3,250	3,096

Norampac Industries, Inc.
6.750% due 06/01/2013	875	739

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	475	468

Nortel Networks Ltd.
6.963% due 07/15/2011	1,075	1,021
10.125% due 07/15/2013	1,045	1,027
10.750% due 07/15/2016	400	398

Northwest Pipeline Corp.
7.125% due 12/01/2025	500	506

NPC International, Inc.
9.500% due 05/01/2014	1,550	1,348

OPTI Canada, Inc.
8.250% due 12/15/2014	830	830

Quebecor Media, Inc.
7.750% due 03/15/2016	2,850	2,665

Quiksilver, Inc.
6.875% due 04/15/2015	400	342

Qwest Communications International, Inc.
6.176% due 02/15/2009	1,050	1,050
7.250% due 02/15/2011	125	121
7.500% due 02/15/2014	1,772	1,692

Reynolds American, Inc.
7.750% due 06/01/2018	375	395

RH Donnelley Corp.
6.875% due 01/15/2013	250	150
8.875% due 01/15/2016	5,121	3,098
8.875% due 10/15/2017	2,775	1,665

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,525	1,506

Roseton
7.270% due 11/08/2010	1,319	1,333

SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)	4,200	4,326

Sanmina-SCI Corp.
8.125% due 03/01/2016	1,435	1,299

SemGroup LP
8.750% due 11/15/2015	2,750	2,681

Sensata Technologies BV
8.000% due 05/01/2014	2,175	2,012

Service Corp. International
7.375% due 10/01/2014	425	427
7.625% due 10/01/2018	225	226

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	125	114

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	500	452

Sonat, Inc.
7.000% due 02/01/2018	500	502
7.625% due 07/15/2011	1,450	1,471

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Station Casinos, Inc.
7.750% due 08/15/2016	$1,600	$1,232

Suburban Propane Partners LP
6.875% due 12/15/2013	725	689

Sungard Data Systems, Inc.
9.125% due 08/15/2013	2,341	2,376

Superior Essex Communications LLC
9.000% due 04/15/2012	500	512

Telesat Canada/Telesat LLC
11.000% due 11/01/2015	600	564
12.500% due 11/01/2017	400	376

TRW Automotive, Inc.
7.000% due 03/15/2014	1,800	1,570
7.250% due 03/15/2017	1,030	870

United Airlines, Inc.
6.071% due 03/01/2013	123	121
6.201% due 09/01/2008	61	60
6.602% due 09/01/2013	138	137

United Rentals North America, Inc.
6.500% due 02/15/2012	1,185	1,072

Unitymedia GmbH
10.375% due 02/15/2015	750	742

Verso Paper Holdings LLC
9.125% due 08/01/2014	2,600	2,554

Videotron Ltee
9.125% due 04/15/2018	660	693

West Corp.
9.500% due 10/15/2014	1,500	1,358
11.000% due 10/15/2016	800	680

Willamette Industries, Inc.
6.450% due 08/19/2009	550	557

Williams Cos., Inc.
7.625% due 07/15/2019	825	870

Williams Partners LP
7.250% due 02/01/2017	425	427

Windstream Corp.
8.625% due 08/01/2016	1,925	1,930

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	1,400	1,288

Xerox Corp.
7.125% due 06/15/2010	875	904

		168,188

UTILITIES 12.8%

Cincinnati Bell, Inc.
7.250% due 07/15/2013	1,575	1,544

Citizens Communications Co.
6.625% due 03/15/2015	100	91
7.125% due 03/15/2019	2,950	2,655
7.450% due 07/01/2035	250	185
9.000% due 08/15/2031	925	837

Energy Future Holdings Corp.
10.875% due 11/01/2017	6,650	6,750
11.250% due 11/01/2017 (c)	275	276

Hawaiian Telcom Communications, Inc.
8.486% due 05/01/2013	1,000	385
9.750% due 05/01/2013	800	324

Homer City Funding LLC
8.734% due 10/01/2026	725	781

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	1,925	1,723

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,300	1,258

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Midwest Generation LLC
8.560% due 01/02/2016	$4,487	$4,633

NGPL Pipe Co. LLC
7.119% due 12/15/2017	1,375	1,409

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,006

NRG Energy, Inc.
7.250% due 02/01/2014	1,350	1,293
7.375% due 02/01/2016	4,765	4,497
7.375% due 01/15/2017	1,675	1,587

PSEG Energy Holdings LLC
8.500% due 06/15/2011	2,850	3,004

Qwest Corp.
6.026% due 06/15/2013	700	672
8.875% due 03/15/2012	2,600	2,665

Reliant Energy, Inc.
6.750% due 12/15/2014	3,175	3,254
7.625% due 06/15/2014	475	466

Rural Cellular Corp.
9.875% due 02/01/2010	1,775	1,815

Sprint Nextel Corp.
6.000% due 12/01/2016	925	797

Tenaska Alabama Partners LP
7.000% due 06/30/2021	2,105	2,001

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	1,700	1,674
10.500% due 11/01/2016 (c)	975	948

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	1,500	1,541

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	1,000	981

Virgin Media Finance PLC
9.125% due 08/15/2016	500	471

		51,523

Total Corporate Bonds & Notes (Cost $337,625)		316,332

CONVERTIBLE BONDS & NOTES 1.5%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	800	508

Chesapeake Energy Corp.
2.250% due 12/15/2038	2,050	2,365

CMS Energy Corp.
2.875% due 12/01/2024	1,000	1,184

Deutsche Bank AG
0.000% due 07/14/2008	300	119
0.000% due 09/29/2008	275	110
0.000% due 10/24/2008	350	147

Mylan, Inc.
1.250% due 03/15/2012	325	274

Nortel Networks Corp.
2.125% due 04/15/2014	1,000	675

Qwest Communications International, Inc.
3.500% due 11/15/2025	775	766

Total Convertible Bonds & Notes (Cost $7,186)		6,148

MUNICIPAL BONDS & NOTES 0.1%

Massachusetts Educational Financing Authority Bonds, Series 2008
3.701% due 04/25/2028 (b)	200	200

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		$400	$27

Total Municipal Bonds & Notes (Cost $234)			227

U.S. GOVERNMENT AGENCIES 12.4%

Fannie Mae
5.000% due 07/01/2038		20,000	19,172
5.500% due 02/01/2038 - 07/01/2038		25,000	24,650

Freddie Mac
5.000% due 05/01/2023		2,989	2,957
5.500% due 07/01/2038		3,000	2,955

Total U.S. Government Agencies (Cost $49,366)			49,734

MORTGAGE-BACKED SECURITIES 0.3%

Countrywide Alternative Loan Trust
6.000% due 01/25/2037		251	202

Countrywide Home Loan Mortgage Pass-Through Trust
5.804% due 05/20/2036		1,030	863

Total Mortgage-Backed Securities (Cost $1,046)			1,065

ASSET-BACKED SECURITIES 0.0%

Lehman XS Trust
8.160% due 08/25/2046		601	128

Total Asset-Backed Securities (Cost $120)			128

FOREIGN CURRENCY-DENOMINATED ISSUES 3.9%

Bombardier, Inc.
7.250% due 11/15/2016	EUR	1,000	1,507

Credit Agricole S.A.
4.130% due 11/29/2049		150	187

Intesa Sanpaolo SpA
8.047% due 12/31/2049		400	613

Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,670	1,972

Nordic Telephone Co. Holdings ApS
6.340% due 11/30/2013		401	616
6.565% due 11/30/2014		484	745
8.250% due 05/01/2016		1,000	1,441

RBS Capital Trust A
6.467% due 12/29/2049		350	505

Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	569	993

Sensata Technologies BV
10.347% due 10/27/2013	EUR	900	1,300

Societe Generale
6.999% due 12/29/2049		150	211

UBS AG
7.152% due 12/29/2049		600	834

UPC Broadband Holding BV
6.467% due 12/31/2014		942	1,348

UPC Holding BV
7.750% due 01/15/2014		600	841
8.625% due 01/15/2014		800	1,165

Virgin Media Finance PLC
8.750% due 04/15/2014		1,000	1,445

Total Foreign Currency-Denominated Issues (Cost $14,709)			15,723

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  High Yield Portfolio  (Cont.)

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 1.4%

American International Group, Inc.
8.500% due 08/01/2011	6,200	$368

Bank of America Corp.
7.250% due 12/31/2049	2,400	2,122

Citigroup, Inc.
6.500% due 12/31/2049	7,500	328

Fannie Mae
5.375% due 12/31/2049	1	60

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	4,900	822

General Motors Corp.
5.250% due 03/06/2032	83,200	1,160

Merrill Lynch & Co., Inc.
9.700% due 05/20/2009	5,900	324

Wachovia Corp.
7.500% due 12/31/2049	600	531

Total Convertible Preferred Stocks (Cost $6,230)		5,715

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.7%

CERTIFICATES OF DEPOSIT 0.4%

UBS AG Stamford CT
3.064% due 03/17/2009	$300	$293
3.751% due 07/01/2010 (b)	100	100

Unicredito Italiano NY
3.071% due 05/18/2009	900	899
3.071% due 05/15/2009	300	291

		1,583

COMMERCIAL PAPER 3.8%

Royal Bank of Scotland Group PLC
2.770% due 09/17/2008	10,500	10,436

Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008	5,000	4,969

		15,405

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
1.650% due 07/01/2008	200	200

(Dated 06/30/2008. Collateralized by Fannie Mae 5.750% due 02/01/2023 valued at $209. Repurchase proceeds are $200.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.5%
1.818% due 08/28/2008 - 09/25/2008 (d)(e)	$6,000	$5,968

Total Short-Term Instruments (Cost $23,180)		23,156

PURCHASED OPTIONS (h) 1.6%
(Cost $5,399)		6,356

Total Investments 111.5% (Cost $471,605)		$448,767

Written Options (i) (1.7%) (Premiums $5,997)		(6,634)

Other Assets and Liabilities (Net) (9.8%)		(39,444)

Net Assets 100.0%		$402,689

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $5,968 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(f)	Cash of $2,099 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	106	$(2)
90-Day Eurodollar March Futures	Long	03/2009	106	0
90-Day Eurodollar September Futures	Long	09/2009	193	(118)
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	52	(73)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	242	(171)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	45	(25)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	17	(11)

				$(400)

(g)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	3.050%	06/20/2013	JPM	$75	$5
ARAMARK Corp. 8.500% due 02/01/2015	Sell	4.500%	09/20/2013	GSC	600	(14)
Celestica, Inc. 7.625% due 07/01/2013	Sell	4.350%	09/20/2013	CITI	850	(16)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.570%	09/20/2013	GSC	1,150	(14)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%	06/20/2012	MLP	400	(33)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%	09/20/2012	LEH	1,000	(75)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%	12/20/2008	CSFB	2,000	(72)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	5.000%	09/20/2013	CITI	150	(4)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%	12/20/2012	DUB	1,800	(487)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	2.220%	09/20/2012	CITI	500	(40)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	4.650%	06/20/2015	CITI	100	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	1.120%	12/20/2008	CITI	1,000	(56)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2012	DUB	200	(22)
GMAC LLC 6.875% due 08/28/2012	Sell	6.560%	12/20/2012	MSC	1,500	(366)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	09/20/2013	MLP	2,500	(56)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	Sell	3.650%		06/20/2013	CITI	$500	$(19)
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	LEH	1,500	79
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	CITI	1,500	(132)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	5.000%		03/20/2013	CITI	2,900	288
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	4.200%		09/20/2013	GSC	100	(1)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.420%		03/20/2013	LEH	1,000	(55)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	Sell	3.350%		12/20/2012	CITI	1,600	(87)
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	3.850%		09/20/2013	GSC	1,125	(16)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%		09/20/2012	LEH	1,000	(303)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009	BCLY	1,000	(2)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	BCLY	1,500	1
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%		06/20/2009	BCLY	1,000	46
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%		06/20/2013	GSC	200	(10)
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%		06/20/2013	MLP	1,150	(51)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	4.500%		09/20/2013	DUB	1,200	(13)

							$(1,526)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%		12/20/2010	MLP	$596	$6
Dow Jones CDX N.A. HY9 Index	Sell	4.530%		12/20/2010	MLP	3,500	150
Dow Jones CDX N.A. HY9 Index	Sell	3.230%		12/20/2012	MLP	2,400	(181)
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	1,800	(129)
Dow Jones CDX N.A. IG9 Index	Sell	0.760%		12/20/2012	DUB	1,100	11
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY	500	2
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	8,100	28
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	1,500	6
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MSC	1,500	6

							$(101)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		$21,300	$(132)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	GSC		8,700	(56)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		5,900	(29)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		2,500	19
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		16,900	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		1,900	19
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		900	14
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		800	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		3,000	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,000	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		200	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		5,300	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		4,700	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		1,900	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		6,400	(223)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,100	(50)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		2,200	(38)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		300	(2)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	JPM	EUR	4,900	159
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		2,700	57
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	RBS	GBP	22,800	(467)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		1,400	39
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	CITI	MXN	25,000	(17)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		33,000	(22)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	34,100	(2,346)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		3,400	(215)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		26,500	(1,559)

							$(4,867)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  High Yield Portfolio  (Cont.)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate (3)	Expiration Date	Counterparty	# of Shares/Units (3)	Unrealized Appreciation/ (Depreciation)
Receive	Motorola, Inc.	2.907%	07/23/2008	MLP	12,200	$(27)
Receive	SandRidge Energy, Inc.	3.157%	07/23/2008	MLP	25,000	472

						$445

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	$51,000	$495	$517
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	120,000	1,068	1,759
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	33,300	364	488
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	3.600%	12/19/2008	52,000	387	274
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	64,200	644	651
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	59,100	564	599
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	86,800	935	1,273
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	100,400	942	795

							$5,399	$6,356

(i)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$115.000	08/22/2008	26	$18	$24
Call - CBOT U.S. Treasury 10-Year Note September Futures	116.000	08/22/2008	55	44	32
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	219	157	82
Put - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/22/2008	26	18	3
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	55	41	18
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	219	256	184

				$534	$343

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.650%	07/25/2008	$8,700	$92	$24
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	17,000	475	546
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	40,000	1,036	1,620
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	9,300	288	377
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.680%	12/19/2008	17,000	537	391
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	22,600	639	726
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	19,700	556	632
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	28,900	893	1,171
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009	33,200	902	779

							$5,418	$6,266

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (4)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	09/22/2008	$200	$4	$2
Call - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/22/2008	200	4	2
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	09/20/2008	1,000	18	10
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	1,000	19	11

							$45	$25

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	73	$197,500	$5,196
Sales	858	70,600	2,301
Closing Buys	(331)	(69,300)	(1,500)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2008	600	$198,800	$5,997

(j)	Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$577	$612	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,232	1,256	0.31%

				$1,809	$1,868	0.46%

(k)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.000%	07/01/2023	$3,000	$2,956	$2,963

(l)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	17,665	07/2008	$1,598	$0	$1,598
Sell		17,665	07/2008	0	(863)	(863)
Buy		11,235	12/2008	363	0	363
Sell		3,212	12/2008	0	(152)	(152)
Sell	EUR	10,246	07/2008	0	(165)	(165)
Sell	GBP	2,463	08/2008	0	(27)	(27)
Buy	INR	236,562	11/2008	0	(463)	(463)
Sell		236,562	11/2008	115	0	115
Sell	JPY	26,967	07/2008	0	(4)	(4)
Buy	KRW	1,833,372	08/2008	0	(267)	(267)
Sell		1,833,372	08/2008	6	(1)	5
Buy	MXN	21,059	07/2008	163	0	163
Sell		21,059	07/2008	0	(138)	(138)
Buy	MYR	9,295	08/2008	0	(13)	(13)
Buy		3,569	11/2008	0	(12)	(12)
Buy	PHP	276,177	08/2008	0	(377)	(377)
Buy	RUB	35,438	07/2008	105	0	105
Sell		35,438	07/2008	0	(22)	(22)
Buy		180,536	11/2008	340	0	340
Buy		62,140	05/2009	54	0	54
Buy	SGD	9,205	11/2008	25	(3)	22

				$2,769	$(2,507)	$262

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$368	$444,870	$3,529	$448,767
Other Financial Instruments ++	(400)	(15,375)	(9)	(15,784)

Total	$(32)	$429,495	$3,520	$432,983

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  High Yield Portfolio  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$6,258	$(2,481)	$4	$(252)	$0	$3,529
Other Financial Instruments ++	(28)	(45)	0	64	0	(9)

Total	$6,230	$(2,526)	$4	$(188)	$0	$3,520

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses.

Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(n) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps.

To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had $43,805 in unfunded loan commitments outstanding.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(r) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$444,801	$450,637	$147,457	$127,580

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	48	$385	89	$748
Administrative Class	6,504	51,336	13,678	112,557
Advisor Class	168	1,323	139	1,131
Issued as reinvestment of distributions
Institutional Class	11	88	21	172
Administrative Class	1,906	14,962	4,227	34,729
Advisor Class	2	13	2	14
Cost of shares redeemed
Institutional Class	(39)	(308)	(40)	(329)
Administrative Class	(12,067)	(95,090)	(23,641)	(193,158)
Advisor Class	(169)	(1,327)	(96)	(779)
Net increase (decrease) resulting from Portfolio share transactions	(3,636)	$(28,618)	(5,621)	$(44,915)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	97
Administrative Class	4	77	*
Advisor Class	2	97

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 5,564	$ (28,402)	$ (22,838)

Semiannual Report	June 30, 2008	23

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

24	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	25

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

High Yield Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Corporate Bonds & Notes	70.5%
U.S. Government Agencies	11.1%
Bank Loan Obligations	5.4%
Short-Term Instruments	5.1%
Foreign Currency-Denominated Issues	3.5%
Other	4.4%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (07/01/02)**
PIMCO High Yield Portfolio Institutional Class	-1.97%	-0.53%	6.33%	8.34%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	-0.64%	-0.06%	6.48%	8.41%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 07/01/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.60% for Institutional Class shares.

± Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated US Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$980.27	$1,021.88
Expenses Paid During Periodà	$2.95	$3.02

à Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to the healthcare sector, which remained relatively resilient through the market volatility over the period, was a strong contributor to returns.

»	With heightened pressure on the real estate and building materials sectors, an underweight to both industry categories added to relative performance.

»	A strong emphasis on the utility sector, which outperformed the broader high-yield market over the past six months, benefited performance.

»	An overweight to the automotive sector, where auto manufacturers came under significant pressure, detracted from relative performance.

»	Security selection in the telecom sector weighed on performance relative to the index as wireless companies significantly outpaced wireline providers over the period.

»	As the metals and mining sector rallied alongside the surge in commodities, an underweight to the industry category detracted from returns.

»	An emphasis on single B-rated bonds relative to double B-rated issues detracted from performance as higher quality issues significantly outperformed lower quality issues in the first half of 2008.

4	PIMCO Variable Insurance Trust

Financial Highlights High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Institutional Class
Net asset value beginning of year or period	$8.05	$8.34	$8.19	$8.40	$8.19	$7.17
Net investment income (a)	0.27	0.57	0.58	0.55	0.53	0.57
Net realized/unrealized gain (loss) on investments	(0.42)	(0.27)	0.15	(0.21)	0.23	1.03
Total income (loss) from investment operations	(0.15)	0.30	0.73	0.34	0.76	1.60
Dividends from net investment income	(0.29)	(0.59)	(0.58)	(0.55)	(0.55)	(0.58)
Total distributions	(0.29)	(0.59)	(0.58)	(0.55)	(0.55)	(0.58)
Net asset value end of year or period	$7.61	$8.05	$8.34	$8.19	$8.40	$8.19
Total return	(1.97)%	3.66%	9.24%	4.26%	9.71%	23.08%
Net assets end of year or period (000s)	$2,471	$2,456	$1,963	$687	$343	$13
Ratio of expenses to average net assets	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding interest expense	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	6.97%*	6.99%	7.05%	6.68%	6.51%	7.36%
Portfolio turnover rate	135%	131%	81%	109%	97%	97%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  High Yield Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$448,567
Repurchase agreements, at value	200
Cash	47
Deposits with counterparty	2,099
Foreign currency, at value	1,486
Receivable for investments sold	73,122
Receivable for Portfolio shares sold	50
Interest and dividends receivable	7,442
Variation margin receivable	21
Swap premiums paid	1,071
Unrealized appreciation on foreign currency contracts	2,769
Unrealized appreciation on swap agreements	1,421
538,295

Liabilities:
Payable for investments purchased	$112,198
Payable for Portfolio shares redeemed	1,452
Payable for short sales	2,963
Written options outstanding	6,634
Accrued investment advisory fee	82
Accrued administrative fee	115
Accrued servicing fee	41
Variation margin payable	43
Swap premiums received	2,101
Unrealized depreciation on foreign currency contracts	2,507
Unrealized depreciation on swap agreements	7,470
135,606

Net Assets	$402,689

Net Assets Consist of:
Paid in capital	$439,179
(Overdistributed) net investment income	(3,236)
Accumulated undistributed net realized (loss)	(3,800)
Net unrealized (depreciation)	(29,454)
$402,689

Net Assets:
Institutional Class	$2,471
Administrative Class	399,805
Advisor Class	413

Shares Issued and Outstanding:
Institutional Class	325
Administrative Class	52,547
Advisor Class	54

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$7.61
Administrative Class	7.61
Advisor Class	7.61

Cost of Investments Owned	$471,405
Cost of Repurchase Agreements Owned	$200
Cost of Foreign Currency Held	$1,484
Proceeds Received on Short Sales	$2,956
Premiums Received on Written Options	$5,997

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  High Yield Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$15,773
Dividends	179
Total Income	15,952

Expenses:
Investment advisory fees	525
Administrative fees	735
Servicing fees – Administrative Class	313
Trustees’ fees	3
Interest expense	4
Total Expenses	1,580

Net Investment Income	14,372

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(3,411)
Net realized gain on futures contracts, written options and swaps	1,509
Net realized (loss) on foreign currency transactions	(796)
Net change in unrealized (depreciation) on investments	(18,235)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(1,382)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(860)
Net (Loss)	(23,175)

Net (Decrease) in Net Assets Resulting from Operations	$(8,803)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  High Yield Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$14,372	$34,169
Net realized gain (loss)	(2,698)	1,830
Net change in unrealized (depreciation)	(20,477)	(19,847)
Net increase (decrease) resulting from operations	(8,803)	16,152

Distributions to Shareholders:
From net investment income
Institutional Class	(88)	(172)
Administrative Class	(14,962)	(34,729)
Advisor Class	(13)	(15)

Total Distributions	(15,063)	(34,916)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	385	748
Administrative Class	51,336	112,557
Advisor Class	1,323	1,131
Issued as reinvestment of distributions
Institutional Class	88	172
Administrative Class	14,962	34,729
Advisor Class	13	14
Cost of shares redeemed
Institutional Class	(308)	(329)
Administrative Class	(95,090)	(193,158)
Advisor Class	(1,327)	(779)
Net (decrease) resulting from Portfolio share transactions	(28,618)	(44,915)

Total (Decrease) in Net Assets	(52,484)	(63,679)

Net Assets:
Beginning of period	455,173	518,852
End of period*	$402,689	$455,173

*Including (overdistributed) net investment income of:	$(3,236)	$(2,545)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments High Yield Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.0%

AES Corp.
5.980% due 03/31/2010	$1,100	$1,095
6.360% due 03/31/2010	280	278
6.740% due 03/31/2010	83	83
7.960% due 03/31/2010	537	534

Amadeus Global Travel Distribution S.A.
6.846% due 04/08/2013	679	622
7.096% due 04/08/2014	679	627

Community Health Systems, Inc.
4.000% due 07/25/2014	46	44
4.631% due 07/25/2014	219	207
4.899% due 07/25/2014	688	650

Daimler Finance North America LLC
6.780% due 08/03/2012	3,970	3,288

First Data Corp.
5.231% due 09/24/2014	904	832
5.446% due 09/24/2014	67	61
5.552% due 09/24/2014	27	25

Ford Motor Co.
5.480% due 12/15/2013	3,472	2,810

HCA, Inc.
5.051% due 11/18/2013	1,234	1,161

Idearc, Inc.
4.390% due 11/17/2014	21	17
4.800% due 11/17/2014	477	383

Ineos Group Holdings PLC
4.885% due 10/07/2012	689	608
4.897% due 10/07/2012	124	109

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	1,477	1,216

Roundy’s Supermarket, Inc.
5.230% due 10/27/2011	913	879

Texas Competitive Electric Holdings Co., LLC
6.234% due 10/10/2014	1,000	927

Thompson Learning, Inc.
4.880% due 06/27/2014	2,084	1,898

Tribune Co.
5.541% due 05/30/2009	770	740
7.000% due 06/04/2014	1,365	1,008

Univision Communications, Inc.
4.631% due 09/15/2014	121	100
5.149% due 09/15/2014	1,879	1,552

VNU/Nielson Finance LLC
4.734% due 08/09/2013	1,970	1,841

Weather Investment Term
9.984% due 12/21/2011	584	588

Total Bank Loan Obligations (Cost $26,510)		24,183

CORPORATE BONDS & NOTES 78.6%

BANKING & FINANCE 24.0%

AES Ironwood LLC
8.857% due 11/30/2025	2,332	2,431

AES Red Oak LLC
8.540% due 11/30/2019	1,145	1,194

American Express Bank FSB
5.500% due 04/16/2013	2,025	1,983

American Express Co.
7.000% due 03/19/2018	3,750	3,808

American Express Credit Corp.
5.875% due 05/02/2013	300	299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American International Group, Inc.
5.850% due 01/16/2018	$1,200	$1,128
8.175% due 05/15/2058	900	850

Bank of America Corp.
8.000% due 12/29/2049	6,500	6,105

Barclays Bank PLC
6.050% due 12/04/2017	1,225	1,205
7.434% due 09/29/2049	1,100	1,034
7.700% due 04/29/2049	1,975	2,019

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	325	322

Caelus Re Ltd.
8.923% due 06/07/2011	250	250

Citigroup Capital XXI
8.300% due 12/21/2057	1,675	1,589

Citigroup, Inc.
5.500% due 04/11/2013	1,250	1,222
6.125% due 05/15/2018	175	168
8.400% due 04/29/2049	2,550	2,427

Credit Suisse New York, Inc.
5.000% due 05/15/2013	600	585

El Paso Performance-Linked Trust
7.750% due 07/15/2011	850	861

Ferrellgas Escrow LLC
6.750% due 05/01/2014	900	826

Ford Motor Credit Co. LLC
7.800% due 06/01/2012	5,000	3,871

Forest City Enterprises, Inc.
7.625% due 06/01/2015	750	701

GMAC LLC
3.951% due 09/23/2008	980	965
6.625% due 05/15/2012	850	584
6.750% due 12/01/2014	400	265
7.250% due 03/02/2011	1,525	1,122
8.000% due 11/01/2031	1,400	913

Goldman Sachs Group, Inc.
2.882% due 03/02/2010	300	295
5.950% due 01/18/2018	775	746
6.150% due 04/01/2018	825	803
6.750% due 10/01/2037	2,700	2,480

HBOS PLC
6.750% due 05/21/2018	900	863

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	1,300	1,183

HSBC Holdings PLC
6.500% due 09/15/2037	400	366

JPMorgan Chase & Co.
2.886% due 01/17/2011	900	885

KRATON Polymers LLC
8.125% due 01/15/2014	1,475	760

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	775	734
6.750% due 12/28/2017	1,250	1,178
6.875% due 05/02/2018	725	704
7.500% due 05/11/2038	1,400	1,304

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	925	992
10.375% due 10/15/2017 (c)	2,415	2,572
11.625% due 10/15/2017	5,000	5,325

Merrill Lynch & Co., Inc.
4.966% due 05/12/2010	825	812
6.875% due 04/25/2018	2,775	2,649

Metropolitan Life Global Funding I
3.554% due 06/25/2010	300	300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mirage Resorts, Inc.
7.250% due 08/01/2017	$2,600	$2,255

Morgan Stanley
2.870% due 05/07/2010	100	97
2.984% due 01/18/2011	150	143
5.950% due 12/28/2017	3,200	2,914

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	600	521

NSG Holdings LLC
7.750% due 12/15/2025	1,875	1,856

Petroplus Finance Ltd.
6.750% due 05/01/2014	375	341
7.000% due 05/01/2017	375	333

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	250	226
7.640% due 03/31/2049	2,200	2,016

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,300	2,228

SLM Corp.
3.080% due 07/26/2010	400	355
3.130% due 07/25/2008	650	648

Tenneco, Inc.
8.125% due 11/15/2015	1,300	1,183
8.625% due 11/15/2014	225	200

TNK-BP Finance S.A.
6.625% due 03/20/2017	500	444
7.500% due 07/18/2016	1,000	949

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	675	679

UBS AG
5.750% due 04/25/2018	850	814
5.875% due 12/20/2017	1,000	976

UBS Preferred Funding Trust V
6.243% due 05/12/2049	550	483

Universal City Development Partners
11.750% due 04/01/2010	525	541

Universal City Florida Holding Co. I & II
7.623% due 05/01/2010	175	170
8.375% due 05/01/2010	1,425	1,418

Ventas Realty LP
6.500% due 06/01/2016	150	144
6.750% due 06/01/2010	640	640
6.750% due 04/01/2017	320	309
7.125% due 06/01/2015	500	491
9.000% due 05/01/2012	525	552

Wachovia Corp.
2.832% due 06/01/2010	950	928
7.980% due 12/31/2049	6,800	6,263

Wells Fargo Capital XIII
7.700% due 12/29/2049	775	771

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,055

		96,621

INDUSTRIALS 41.8%

Actuant Corp.
6.875% due 06/15/2017	1,000	988

Allied Waste North America, Inc.
7.250% due 03/15/2015	1,700	1,704

Allison Transmission, Inc.
11.000% due 11/01/2015	1,350	1,215
11.250% due 11/01/2015 (c)	875	761

American Stores Co.
8.000% due 06/01/2026	1,100	1,119

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

AmeriGas Partners LP
7.125% due 05/20/2016	$1,230	$1,147
7.250% due 05/20/2015	1,150	1,081

ARAMARK Corp.
6.373% due 02/01/2015	200	188
8.500% due 02/01/2015	2,175	2,142

ArvinMeritor, Inc.
8.125% due 09/15/2015	2,125	1,679
8.750% due 03/01/2012	1,550	1,372

Berry Plastics Corp.
7.568% due 02/15/2015	1,125	1,083

Berry Plastics Holding Corp.
8.875% due 09/15/2014	1,325	1,153

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	2,150	1,422

Buhrmann U.S., Inc.
7.875% due 03/01/2015	1,300	1,453
8.250% due 07/01/2014	1,000	1,092

C8 Capital SPV Ltd.
6.640% due 12/31/2049	1,500	1,395

Cascades, Inc.
7.250% due 02/15/2013	1,425	1,247

CCO Holdings LLC
8.750% due 11/15/2013	4,150	3,839

Celestica, Inc.
7.875% due 07/01/2011	1,600	1,608

Chart Industries, Inc.
9.125% due 10/15/2015	425	443

Charter Communications Operating LLC
8.375% due 04/30/2014	100	95

Chemtura Corp.
6.875% due 06/01/2016	675	587

Chesapeake Energy Corp.
6.875% due 01/15/2016	275	267
7.000% due 08/15/2014	825	813
7.250% due 12/15/2018	1,050	1,026
7.500% due 06/15/2014	225	224
7.625% due 07/15/2013	250	252

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	964	815

Citic Resources Finance Ltd.
6.750% due 05/15/2014	225	211

Clorox Co.
4.200% due 01/15/2010	400	397

Colorado Interstate Gas Co.
5.950% due 03/15/2015	300	296

Community Health Systems, Inc.
8.875% due 07/15/2015	4,025	4,070

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	375	376
7.750% due 05/15/2017	865	870

Continental Airlines, Inc.
6.920% due 04/02/2013 (j)	618	612
7.373% due 12/15/2015	230	191

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,000	840

Crown Americas LLC & Crown Americas Capital Corp.
7.750% due 11/15/2015	1,350	1,357

CSC Holdings, Inc.
6.750% due 04/15/2012	475	449
7.625% due 04/01/2011	1,475	1,453
7.625% due 07/15/2018	1,725	1,596

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DaVita, Inc.
7.250% due 03/15/2015	$2,100	$2,053

Dex Media, Inc.
8.000% due 11/15/2013	1,600	1,176

Dynegy Holdings, Inc.
6.875% due 04/01/2011	492	489
7.125% due 05/15/2018	1,250	1,094
7.625% due 10/15/2026	325	271

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	1,250	1,231

EchoStar DBS Corp.
6.625% due 10/01/2014	1,000	927
7.000% due 10/01/2013	190	182
7.125% due 02/01/2016	3,755	3,483

El Paso Corp.
7.000% due 06/15/2017	1,450	1,428
7.750% due 06/15/2010	250	258
7.800% due 08/01/2031	750	760
8.050% due 10/15/2030	1,330	1,369

Enterprise Products Operating LP
8.375% due 08/01/2066	1,510	1,513

Ferrellgas Partners LP
8.870% due 08/01/2009 (j)	1,200	1,256

First Data Corp.
9.875% due 09/24/2015	4,450	3,877

Ford Motor Co.
9.215% due 09/15/2021	200	135

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	755	795
8.375% due 04/01/2017	2,625	2,774

Freescale Semiconductor, Inc.
6.651% due 12/15/2014	500	397
8.875% due 12/15/2014	1,500	1,226
9.125% due 12/15/2014 (c)	1,100	861

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,750	1,820

General Motors Corp.
7.400% due 09/01/2025	50	26
7.700% due 04/15/2016	1,700	1,037
8.250% due 07/15/2023	475	279

Georgia-Pacific LLC
7.000% due 01/15/2015	350	331
7.125% due 01/15/2017	1,500	1,418
7.375% due 12/01/2025	4,520	3,842
7.700% due 06/15/2015	300	285
7.750% due 11/15/2029	600	531
8.000% due 01/15/2024	1,775	1,651

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	815	817

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	2,336	1,951

HCA, Inc.
7.190% due 11/15/2015	180	156
9.125% due 11/15/2014	1,350	1,384
9.250% due 11/15/2016	8,125	8,389

Hertz Corp.
8.875% due 01/01/2014	4,175	3,841

Ineos Group Holdings PLC
8.500% due 02/15/2016	2,725	1,805

Ingles Markets, Inc.
8.875% due 12/01/2011	1,450	1,475

Intergen NV
9.000% due 06/30/2017	1,655	1,721

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JET Equipment Trust
7.630% due 08/15/2012 (a)	$152	$1
10.000% due 06/15/2012 (a)	497	418

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	1,000	1,045

Legrand France S.A.
8.500% due 02/15/2025	975	1,101

Mattel, Inc.
3.176% due 06/15/2009	500	500

Nalco Co.
8.875% due 11/15/2013	1,300	1,339

New Albertson’s, Inc.
7.450% due 08/01/2029	3,250	3,096

Norampac Industries, Inc.
6.750% due 06/01/2013	875	739

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	475	468

Nortel Networks Ltd.
6.963% due 07/15/2011	1,075	1,021
10.125% due 07/15/2013	1,045	1,027
10.750% due 07/15/2016	400	398

Northwest Pipeline Corp.
7.125% due 12/01/2025	500	506

NPC International, Inc.
9.500% due 05/01/2014	1,550	1,348

OPTI Canada, Inc.
8.250% due 12/15/2014	830	830

Quebecor Media, Inc.
7.750% due 03/15/2016	2,850	2,665

Quiksilver, Inc.
6.875% due 04/15/2015	400	342

Qwest Communications International, Inc.
6.176% due 02/15/2009	1,050	1,050
7.250% due 02/15/2011	125	121
7.500% due 02/15/2014	1,772	1,692

Reynolds American, Inc.
7.750% due 06/01/2018	375	395

RH Donnelley Corp.
6.875% due 01/15/2013	250	150
8.875% due 01/15/2016	5,121	3,098
8.875% due 10/15/2017	2,775	1,665

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,525	1,506

Roseton
7.270% due 11/08/2010	1,319	1,333

SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)	4,200	4,326

Sanmina-SCI Corp.
8.125% due 03/01/2016	1,435	1,299

SemGroup LP
8.750% due 11/15/2015	2,750	2,681

Sensata Technologies BV
8.000% due 05/01/2014	2,175	2,012

Service Corp. International
7.375% due 10/01/2014	425	427
7.625% due 10/01/2018	225	226

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	125	114

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	500	452

Sonat, Inc.
7.000% due 02/01/2018	500	502
7.625% due 07/15/2011	1,450	1,471

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Station Casinos, Inc.
7.750% due 08/15/2016	$1,600	$1,232

Suburban Propane Partners LP
6.875% due 12/15/2013	725	689

Sungard Data Systems, Inc.
9.125% due 08/15/2013	2,341	2,376

Superior Essex Communications LLC
9.000% due 04/15/2012	500	512

Telesat Canada/Telesat LLC
11.000% due 11/01/2015	600	564
12.500% due 11/01/2017	400	376

TRW Automotive, Inc.
7.000% due 03/15/2014	1,800	1,570
7.250% due 03/15/2017	1,030	870

United Airlines, Inc.
6.071% due 03/01/2013	123	121
6.201% due 09/01/2008	61	60
6.602% due 09/01/2013	138	137

United Rentals North America, Inc.
6.500% due 02/15/2012	1,185	1,072

Unitymedia GmbH
10.375% due 02/15/2015	750	742

Verso Paper Holdings LLC
9.125% due 08/01/2014	2,600	2,554

Videotron Ltee
9.125% due 04/15/2018	660	693

West Corp.
9.500% due 10/15/2014	1,500	1,358
11.000% due 10/15/2016	800	680

Willamette Industries, Inc.
6.450% due 08/19/2009	550	557

Williams Cos., Inc.
7.625% due 07/15/2019	825	870

Williams Partners LP
7.250% due 02/01/2017	425	427

Windstream Corp.
8.625% due 08/01/2016	1,925	1,930

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	1,400	1,288

Xerox Corp.
7.125% due 06/15/2010	875	904

		168,188

UTILITIES 12.8%

Cincinnati Bell, Inc.
7.250% due 07/15/2013	1,575	1,544

Citizens Communications Co.
6.625% due 03/15/2015	100	91
7.125% due 03/15/2019	2,950	2,655
7.450% due 07/01/2035	250	185
9.000% due 08/15/2031	925	837

Energy Future Holdings Corp.
10.875% due 11/01/2017	6,650	6,750
11.250% due 11/01/2017 (c)	275	276

Hawaiian Telcom Communications, Inc.
8.486% due 05/01/2013	1,000	385
9.750% due 05/01/2013	800	324

Homer City Funding LLC
8.734% due 10/01/2026	725	781

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	1,925	1,723

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,300	1,258

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Midwest Generation LLC
8.560% due 01/02/2016	$4,487	$4,633

NGPL Pipe Co. LLC
7.119% due 12/15/2017	1,375	1,409

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,006

NRG Energy, Inc.
7.250% due 02/01/2014	1,350	1,293
7.375% due 02/01/2016	4,765	4,497
7.375% due 01/15/2017	1,675	1,587

PSEG Energy Holdings LLC
8.500% due 06/15/2011	2,850	3,004

Qwest Corp.
6.026% due 06/15/2013	700	672
8.875% due 03/15/2012	2,600	2,665

Reliant Energy, Inc.
6.750% due 12/15/2014	3,175	3,254
7.625% due 06/15/2014	475	466

Rural Cellular Corp.
9.875% due 02/01/2010	1,775	1,815

Sprint Nextel Corp.
6.000% due 12/01/2016	925	797

Tenaska Alabama Partners LP
7.000% due 06/30/2021	2,105	2,001

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	1,700	1,674
10.500% due 11/01/2016 (c)	975	948

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	1,500	1,541

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	1,000	981

Virgin Media Finance PLC
9.125% due 08/15/2016	500	471

		51,523

Total Corporate Bonds & Notes (Cost $337,625)		316,332

CONVERTIBLE BONDS & NOTES 1.5%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	800	508

Chesapeake Energy Corp.
2.250% due 12/15/2038	2,050	2,365

CMS Energy Corp.
2.875% due 12/01/2024	1,000	1,184

Deutsche Bank AG
0.000% due 07/14/2008	300	119
0.000% due 09/29/2008	275	110
0.000% due 10/24/2008	350	147

Mylan, Inc.
1.250% due 03/15/2012	325	274

Nortel Networks Corp.
2.125% due 04/15/2014	1,000	675

Qwest Communications International, Inc.
3.500% due 11/15/2025	775	766

Total Convertible Bonds & Notes (Cost $7,186)		6,148

MUNICIPAL BONDS & NOTES 0.1%

Massachusetts Educational Financing Authority Bonds, Series 2008
3.701% due 04/25/2028 (b)	200	200

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		$400	$27

Total Municipal Bonds & Notes (Cost $234)			227

U.S. GOVERNMENT AGENCIES 12.4%

Fannie Mae
5.000% due 07/01/2038		20,000	19,172
5.500% due 02/01/2038 - 07/01/2038		25,000	24,650

Freddie Mac
5.000% due 05/01/2023		2,989	2,957
5.500% due 07/01/2038		3,000	2,955

Total U.S. Government Agencies (Cost $49,366)			49,734

MORTGAGE-BACKED SECURITIES 0.3%

Countrywide Alternative Loan Trust
6.000% due 01/25/2037		251	202

Countrywide Home Loan Mortgage Pass-Through Trust
5.804% due 05/20/2036		1,030	863

Total Mortgage-Backed Securities (Cost $1,046)			1,065

ASSET-BACKED SECURITIES 0.0%

Lehman XS Trust
8.160% due 08/25/2046		601	128

Total Asset-Backed Securities (Cost $120)			128

FOREIGN CURRENCY-DENOMINATED ISSUES 3.9%

Bombardier, Inc.
7.250% due 11/15/2016	EUR	1,000	1,507

Credit Agricole S.A.
4.130% due 11/29/2049		150	187

Intesa Sanpaolo SpA
8.047% due 12/31/2049		400	613

Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,670	1,972

Nordic Telephone Co. Holdings ApS
6.340% due 11/30/2013		401	616
6.565% due 11/30/2014		484	745
8.250% due 05/01/2016		1,000	1,441

RBS Capital Trust A
6.467% due 12/29/2049		350	505

Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	569	993

Sensata Technologies BV
10.347% due 10/27/2013	EUR	900	1,300

Societe Generale
6.999% due 12/29/2049		150	211

UBS AG
7.152% due 12/29/2049		600	834

UPC Broadband Holding BV
6.467% due 12/31/2014		942	1,348

UPC Holding BV
7.750% due 01/15/2014		600	841
8.625% due 01/15/2014		800	1,165

Virgin Media Finance PLC
8.750% due 04/15/2014		1,000	1,445

Total Foreign Currency-Denominated Issues (Cost $14,709)			15,723

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  High Yield Portfolio  (Cont.)

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 1.4%

American International Group, Inc.
8.500% due 08/01/2011	6,200	$368

Bank of America Corp.
7.250% due 12/31/2049	2,400	2,122

Citigroup, Inc.
6.500% due 12/31/2049	7,500	328

Fannie Mae
5.375% due 12/31/2049	1	60

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	4,900	822

General Motors Corp.
5.250% due 03/06/2032	83,200	1,160

Merrill Lynch & Co., Inc.
9.700% due 05/20/2009	5,900	324

Wachovia Corp.
7.500% due 12/31/2049	600	531

Total Convertible Preferred Stocks (Cost $6,230)		5,715

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.7%

CERTIFICATES OF DEPOSIT 0.4%

UBS AG Stamford CT
3.064% due 03/17/2009	$300	$293
3.751% due 07/01/2010 (b)	100	100

Unicredito Italiano NY
3.071% due 05/18/2009	900	899
3.071% due 05/15/2009	300	291

		1,583

COMMERCIAL PAPER 3.8%

Royal Bank of Scotland Group PLC
2.770% due 09/17/2008	10,500	10,436

Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008	5,000	4,969

		15,405

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
1.650% due 07/01/2008	200	200

(Dated 06/30/2008. Collateralized by Fannie Mae 5.750% due 02/01/2023 valued at $209. Repurchase proceeds are $200.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.5%
1.818% due 08/28/2008 - 09/25/2008 (d)(e)	$6,000	$5,968

Total Short-Term Instruments (Cost $23,180)		23,156

PURCHASED OPTIONS (h) 1.6%
(Cost $5,399)		6,356

Total Investments 111.5% (Cost $471,605)		$448,767

Written Options (i) (1.7%) (Premiums $5,997)		(6,634)

Other Assets and Liabilities (Net) (9.8%)		(39,444)

Net Assets 100.0%		$402,689

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $5,968 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(f)	Cash of $2,099 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	106	$(2)
90-Day Eurodollar March Futures	Long	03/2009	106	0
90-Day Eurodollar September Futures	Long	09/2009	193	(118)
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	52	(73)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	242	(171)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	45	(25)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	17	(11)

				$(400)

(g)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	3.050%	06/20/2013	JPM	$75	$5
ARAMARK Corp. 8.500% due 02/01/2015	Sell	4.500%	09/20/2013	GSC	600	(14)
Celestica, Inc. 7.625% due 07/01/2013	Sell	4.350%	09/20/2013	CITI	850	(16)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.570%	09/20/2013	GSC	1,150	(14)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%	06/20/2012	MLP	400	(33)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%	09/20/2012	LEH	1,000	(75)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%	12/20/2008	CSFB	2,000	(72)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	5.000%	09/20/2013	CITI	150	(4)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%	12/20/2012	DUB	1,800	(487)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	2.220%	09/20/2012	CITI	500	(40)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	4.650%	06/20/2015	CITI	100	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	1.120%	12/20/2008	CITI	1,000	(56)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2012	DUB	200	(22)
GMAC LLC 6.875% due 08/28/2012	Sell	6.560%	12/20/2012	MSC	1,500	(366)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	09/20/2013	MLP	2,500	(56)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	Sell	3.650%		06/20/2013	CITI	$500	$(19)
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	LEH	1,500	79
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	CITI	1,500	(132)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	5.000%		03/20/2013	CITI	2,900	288
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	4.200%		09/20/2013	GSC	100	(1)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.420%		03/20/2013	LEH	1,000	(55)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	Sell	3.350%		12/20/2012	CITI	1,600	(87)
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	3.850%		09/20/2013	GSC	1,125	(16)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%		09/20/2012	LEH	1,000	(303)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009	BCLY	1,000	(2)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	BCLY	1,500	1
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%		06/20/2009	BCLY	1,000	46
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%		06/20/2013	GSC	200	(10)
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%		06/20/2013	MLP	1,150	(51)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	4.500%		09/20/2013	DUB	1,200	(13)

							$(1,526)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%		12/20/2010	MLP	$596	$6
Dow Jones CDX N.A. HY9 Index	Sell	4.530%		12/20/2010	MLP	3,500	150
Dow Jones CDX N.A. HY9 Index	Sell	3.230%		12/20/2012	MLP	2,400	(181)
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	1,800	(129)
Dow Jones CDX N.A. IG9 Index	Sell	0.760%		12/20/2012	DUB	1,100	11
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY	500	2
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	8,100	28
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	1,500	6
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MSC	1,500	6

							$(101)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		$21,300	$(132)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	GSC		8,700	(56)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		5,900	(29)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		2,500	19
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		16,900	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		1,900	19
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		900	14
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		800	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		3,000	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,000	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		200	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		5,300	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		4,700	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		1,900	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		6,400	(223)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,100	(50)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		2,200	(38)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		300	(2)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	JPM	EUR	4,900	159
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		2,700	57
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	RBS	GBP	22,800	(467)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		1,400	39
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	CITI	MXN	25,000	(17)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		33,000	(22)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	34,100	(2,346)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		3,400	(215)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		26,500	(1,559)

							$(4,867)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  High Yield Portfolio  (Cont.)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate (3)	Expiration Date	Counterparty	# of Shares/Units (3)	Unrealized Appreciation/ (Depreciation)
Receive	Motorola, Inc.	2.907%	07/23/2008	MLP	12,200	$(27)
Receive	SandRidge Energy, Inc.	3.157%	07/23/2008	MLP	25,000	472

						$445

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	$51,000	$495	$517
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	120,000	1,068	1,759
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	33,300	364	488
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	3.600%	12/19/2008	52,000	387	274
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	64,200	644	651
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	59,100	564	599
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	86,800	935	1,273
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	100,400	942	795

							$5,399	$6,356

(i)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$115.000	08/22/2008	26	$18	$24
Call - CBOT U.S. Treasury 10-Year Note September Futures	116.000	08/22/2008	55	44	32
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	219	157	82
Put - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/22/2008	26	18	3
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	55	41	18
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	219	256	184

				$534	$343

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.650%	07/25/2008	$8,700	$92	$24
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	17,000	475	546
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	40,000	1,036	1,620
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	9,300	288	377
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.680%	12/19/2008	17,000	537	391
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	22,600	639	726
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	19,700	556	632
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	28,900	893	1,171
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009	33,200	902	779

							$5,418	$6,266

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (4)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	09/22/2008	$200	$4	$2
Call - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/22/2008	200	4	2
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	09/20/2008	1,000	18	10
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	1,000	19	11

							$45	$25

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	73	$197,500	$5,196
Sales	858	70,600	2,301
Closing Buys	(331)	(69,300)	(1,500)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2008	600	$198,800	$5,997

(j)	Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$577	$612	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,232	1,256	0.31%

				$1,809	$1,868	0.46%

(k)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.000%	07/01/2023	$3,000	$2,956	$2,963

(l)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	17,665	07/2008	$1,598	$0	$1,598
Sell		17,665	07/2008	0	(863)	(863)
Buy		11,235	12/2008	363	0	363
Sell		3,212	12/2008	0	(152)	(152)
Sell	EUR	10,246	07/2008	0	(165)	(165)
Sell	GBP	2,463	08/2008	0	(27)	(27)
Buy	INR	236,562	11/2008	0	(463)	(463)
Sell		236,562	11/2008	115	0	115
Sell	JPY	26,967	07/2008	0	(4)	(4)
Buy	KRW	1,833,372	08/2008	0	(267)	(267)
Sell		1,833,372	08/2008	6	(1)	5
Buy	MXN	21,059	07/2008	163	0	163
Sell		21,059	07/2008	0	(138)	(138)
Buy	MYR	9,295	08/2008	0	(13)	(13)
Buy		3,569	11/2008	0	(12)	(12)
Buy	PHP	276,177	08/2008	0	(377)	(377)
Buy	RUB	35,438	07/2008	105	0	105
Sell		35,438	07/2008	0	(22)	(22)
Buy		180,536	11/2008	340	0	340
Buy		62,140	05/2009	54	0	54
Buy	SGD	9,205	11/2008	25	(3)	22

				$2,769	$(2,507)	$262

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$368	$444,870	$3,529	$448,767
Other Financial Instruments ++	(400)	(15,375)	(9)	(15,784)

Total	$(32)	$429,495	$3,520	$432,983

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  High Yield Portfolio  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$6,258	$(2,481)	$4	$(252)	$0	$3,529
Other Financial Instruments ++	(28)	(45)	0	64	0	(9)

Total	$6,230	$(2,526)	$4	$(188)	$0	$3,520

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses.

Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

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(Unaudited) June 30, 2008

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(n) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps.

To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had $43,805 in unfunded loan commitments outstanding.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(r) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored

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(Unaudited) June 30, 2008

enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$444,801	$450,637	$147,457	$127,580

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	48	$385	89	$748
Administrative Class	6,504	51,336	13,678	112,557
Advisor Class	168	1,323	139	1,131
Issued as reinvestment of distributions
Institutional Class	11	88	21	172
Administrative Class	1,906	14,962	4,227	34,729
Advisor Class	2	13	2	14
Cost of shares redeemed
Institutional Class	(39)	(308)	(40)	(329)
Administrative Class	(12,067)	(95,090)	(23,641)	(193,158)
Advisor Class	(169)	(1,327)	(96)	(779)
Net increase (decrease) resulting from Portfolio share transactions	(3,636)	$(28,618)	(5,621)	$(44,915)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	97
Administrative Class	4	77	*
Advisor Class	2	97

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 5,564	$ (28,402)	$ (22,838)

Semiannual Report	June 30, 2008	23

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

24	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	25

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

High Yield Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

Corporate Bonds & Notes	70.5%
U.S. Government Agencies	11.1%
Bank Loan Obligations	5.4%
Short-Term Instruments	5.1%
Foreign Currency-Denominated Issues	3.5%
Other	4.4%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (03/31/06)
PIMCO High Yield Portfolio Advisor Class	-2.10%	-0.79%	3.36%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	-0.64%	-0.06%	4.18%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.85% for Advisor Class shares.

± Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$978.98	$1,020.64
Expenses Paid During Periodà	$4.18	$4.27

à Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to the healthcare sector, which remained relatively resilient through the market volatility over the period, was a strong contributor to returns.

»	With heightened pressure on the real estate and building materials sectors, an underweight to both industry categories added to relative performance.

»	A strong emphasis on the utility sector, which outperformed the broader high-yield market over the past six months, benefited performance.

»	An overweight to the automotive sector, where auto manufacturers came under significant pressure, detracted from relative performance.

»	Security selection in the telecom sector weighed on performance relative to the index as wireless companies significantly outpaced wireline providers over the period.

»	As the metals and mining sector rallied alongside the surge in commodities, an underweight to the industry category detracted from returns.

»	An emphasis on single B-rated bonds relative to double B-rated issues detracted from performance as higher quality issues significantly outperformed lower quality issues in the first half of 2008.

4	PIMCO Variable Insurance Trust

Financial Highlights High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2008+	12/31/2007	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$8.05	$8.34	$8.24
Net investment income (a)	0.26	0.55	0.42
Net realized/unrealized gain (loss) on investments	(0.42)	(0.27)	0.09
Total income (loss) from investment operations	(0.16)	0.28	0.51
Dividends from net investment income	(0.28)	(0.57)	(0.41)
Total distributions	(0.28)	(0.57)	(0.41)
Net asset value end of year or period	$7.61	$8.05	$8.34
Total return	(2.10)%	3.40%	6.41%
Net assets end of year or period (000s)	$413	$426	$66
Ratio of expenses to average net assets	0.85%*	0.85%	0.86%*
Ratio of expenses to average net assets excluding interest expense	0.85%*	0.85%	0.85%*
Ratio of net investment income to average net assets	6.53%*	6.75%	6.80%*
Portfolio turnover rate	135%	131%	81%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  High Yield Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$448,567
Repurchase agreements, at value	200
Cash	47
Deposits with counterparty	2,099
Foreign currency, at value	1,486
Receivable for investments sold	73,122
Receivable for Portfolio shares sold	50
Interest and dividends receivable	7,442
Variation margin receivable	21
Swap premiums paid	1,071
Unrealized appreciation on foreign currency contracts	2,769
Unrealized appreciation on swap agreements	1,421
538,295

Liabilities:
Payable for investments purchased	$112,198
Payable for Portfolio shares redeemed	1,452
Payable for short sales	2,963
Written options outstanding	6,634
Accrued investment advisory fee	82
Accrued administrative fee	115
Accrued servicing fee	41
Variation margin payable	43
Swap premiums received	2,101
Unrealized depreciation on foreign currency contracts	2,507
Unrealized depreciation on swap agreements	7,470
135,606

Net Assets	$402,689

Net Assets Consist of:
Paid in capital	$439,179
(Overdistributed) net investment income	(3,236)
Accumulated undistributed net realized (loss)	(3,800)
Net unrealized (depreciation)	(29,454)
$402,689

Net Assets:
Institutional Class	$2,471
Administrative Class	399,805
Advisor Class	413

Shares Issued and Outstanding:
Institutional Class	325
Administrative Class	52,547
Advisor Class	54

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$7.61
Administrative Class	7.61
Advisor Class	7.61

Cost of Investments Owned	$471,405
Cost of Repurchase Agreements Owned	$200
Cost of Foreign Currency Held	$1,484
Proceeds Received on Short Sales	$2,956
Premiums Received on Written Options	$5,997

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  High Yield Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$15,773
Dividends	179
Total Income	15,952

Expenses:
Investment advisory fees	525
Administrative fees	735
Servicing fees – Administrative Class	313
Trustees’ fees	3
Interest expense	4
Total Expenses	1,580

Net Investment Income	14,372

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(3,411)
Net realized gain on futures contracts, written options and swaps	1,509
Net realized (loss) on foreign currency transactions	(796)
Net change in unrealized (depreciation) on investments	(18,235)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(1,382)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(860)
Net (Loss)	(23,175)

Net (Decrease) in Net Assets Resulting from Operations	$(8,803)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  High Yield Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$14,372	$34,169
Net realized gain (loss)	(2,698)	1,830
Net change in unrealized (depreciation)	(20,477)	(19,847)
Net increase (decrease) resulting from operations	(8,803)	16,152

Distributions to Shareholders:
From net investment income
Institutional Class	(88)	(172)
Administrative Class	(14,962)	(34,729)
Advisor Class	(13)	(15)

Total Distributions	(15,063)	(34,916)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	385	748
Administrative Class	51,336	112,557
Advisor Class	1,323	1,131
Issued as reinvestment of distributions
Institutional Class	88	172
Administrative Class	14,962	34,729
Advisor Class	13	14
Cost of shares redeemed
Institutional Class	(308)	(329)
Administrative Class	(95,090)	(193,158)
Advisor Class	(1,327)	(779)
Net (decrease) resulting from Portfolio share transactions	(28,618)	(44,915)

Total (Decrease) in Net Assets	(52,484)	(63,679)

Net Assets:
Beginning of period	455,173	518,852
End of period*	$402,689	$455,173

*Including (overdistributed) net investment income of:	$(3,236)	$(2,545)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments High Yield Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.0%

AES Corp.
5.980% due 03/31/2010	$1,100	$1,095
6.360% due 03/31/2010	280	278
6.740% due 03/31/2010	83	83
7.960% due 03/31/2010	537	534

Amadeus Global Travel Distribution S.A.
6.846% due 04/08/2013	679	622
7.096% due 04/08/2014	679	627

Community Health Systems, Inc.
4.000% due 07/25/2014	46	44
4.631% due 07/25/2014	219	207
4.899% due 07/25/2014	688	650

Daimler Finance North America LLC
6.780% due 08/03/2012	3,970	3,288

First Data Corp.
5.231% due 09/24/2014	904	832
5.446% due 09/24/2014	67	61
5.552% due 09/24/2014	27	25

Ford Motor Co.
5.480% due 12/15/2013	3,472	2,810

HCA, Inc.
5.051% due 11/18/2013	1,234	1,161

Idearc, Inc.
4.390% due 11/17/2014	21	17
4.800% due 11/17/2014	477	383

Ineos Group Holdings PLC
4.885% due 10/07/2012	689	608
4.897% due 10/07/2012	124	109

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	1,477	1,216

Roundy’s Supermarket, Inc.
5.230% due 10/27/2011	913	879

Texas Competitive Electric Holdings Co., LLC
6.234% due 10/10/2014	1,000	927

Thompson Learning, Inc.
4.880% due 06/27/2014	2,084	1,898

Tribune Co.
5.541% due 05/30/2009	770	740
7.000% due 06/04/2014	1,365	1,008

Univision Communications, Inc.
4.631% due 09/15/2014	121	100
5.149% due 09/15/2014	1,879	1,552

VNU/Nielson Finance LLC
4.734% due 08/09/2013	1,970	1,841

Weather Investment Term
9.984% due 12/21/2011	584	588

Total Bank Loan Obligations (Cost $26,510)		24,183

CORPORATE BONDS & NOTES 78.6%

BANKING & FINANCE 24.0%

AES Ironwood LLC
8.857% due 11/30/2025	2,332	2,431

AES Red Oak LLC
8.540% due 11/30/2019	1,145	1,194

American Express Bank FSB
5.500% due 04/16/2013	2,025	1,983

American Express Co.
7.000% due 03/19/2018	3,750	3,808

American Express Credit Corp.
5.875% due 05/02/2013	300	299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

American International Group, Inc.
5.850% due 01/16/2018	$1,200	$1,128
8.175% due 05/15/2058	900	850

Bank of America Corp.
8.000% due 12/29/2049	6,500	6,105

Barclays Bank PLC
6.050% due 12/04/2017	1,225	1,205
7.434% due 09/29/2049	1,100	1,034
7.700% due 04/29/2049	1,975	2,019

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	325	322

Caelus Re Ltd.
8.923% due 06/07/2011	250	250

Citigroup Capital XXI
8.300% due 12/21/2057	1,675	1,589

Citigroup, Inc.
5.500% due 04/11/2013	1,250	1,222
6.125% due 05/15/2018	175	168
8.400% due 04/29/2049	2,550	2,427

Credit Suisse New York, Inc.
5.000% due 05/15/2013	600	585

El Paso Performance-Linked Trust
7.750% due 07/15/2011	850	861

Ferrellgas Escrow LLC
6.750% due 05/01/2014	900	826

Ford Motor Credit Co. LLC
7.800% due 06/01/2012	5,000	3,871

Forest City Enterprises, Inc.
7.625% due 06/01/2015	750	701

GMAC LLC
3.951% due 09/23/2008	980	965
6.625% due 05/15/2012	850	584
6.750% due 12/01/2014	400	265
7.250% due 03/02/2011	1,525	1,122
8.000% due 11/01/2031	1,400	913

Goldman Sachs Group, Inc.
2.882% due 03/02/2010	300	295
5.950% due 01/18/2018	775	746
6.150% due 04/01/2018	825	803
6.750% due 10/01/2037	2,700	2,480

HBOS PLC
6.750% due 05/21/2018	900	863

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	1,300	1,183

HSBC Holdings PLC
6.500% due 09/15/2037	400	366

JPMorgan Chase & Co.
2.886% due 01/17/2011	900	885

KRATON Polymers LLC
8.125% due 01/15/2014	1,475	760

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013	775	734
6.750% due 12/28/2017	1,250	1,178
6.875% due 05/02/2018	725	704
7.500% due 05/11/2038	1,400	1,304

LVB Acquisition Merger Sub, Inc.
10.000% due 10/15/2017	925	992
10.375% due 10/15/2017 (c)	2,415	2,572
11.625% due 10/15/2017	5,000	5,325

Merrill Lynch & Co., Inc.
4.966% due 05/12/2010	825	812
6.875% due 04/25/2018	2,775	2,649

Metropolitan Life Global Funding I
3.554% due 06/25/2010	300	300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Mirage Resorts, Inc.
7.250% due 08/01/2017	$2,600	$2,255

Morgan Stanley
2.870% due 05/07/2010	100	97
2.984% due 01/18/2011	150	143
5.950% due 12/28/2017	3,200	2,914

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	600	521

NSG Holdings LLC
7.750% due 12/15/2025	1,875	1,856

Petroplus Finance Ltd.
6.750% due 05/01/2014	375	341
7.000% due 05/01/2017	375	333

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	250	226
7.640% due 03/31/2049	2,200	2,016

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,300	2,228

SLM Corp.
3.080% due 07/26/2010	400	355
3.130% due 07/25/2008	650	648

Tenneco, Inc.
8.125% due 11/15/2015	1,300	1,183
8.625% due 11/15/2014	225	200

TNK-BP Finance S.A.
6.625% due 03/20/2017	500	444
7.500% due 07/18/2016	1,000	949

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	675	679

UBS AG
5.750% due 04/25/2018	850	814
5.875% due 12/20/2017	1,000	976

UBS Preferred Funding Trust V
6.243% due 05/12/2049	550	483

Universal City Development Partners
11.750% due 04/01/2010	525	541

Universal City Florida Holding Co. I & II
7.623% due 05/01/2010	175	170
8.375% due 05/01/2010	1,425	1,418

Ventas Realty LP
6.500% due 06/01/2016	150	144
6.750% due 06/01/2010	640	640
6.750% due 04/01/2017	320	309
7.125% due 06/01/2015	500	491
9.000% due 05/01/2012	525	552

Wachovia Corp.
2.832% due 06/01/2010	950	928
7.980% due 12/31/2049	6,800	6,263

Wells Fargo Capital XIII
7.700% due 12/29/2049	775	771

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,055

		96,621

INDUSTRIALS 41.8%

Actuant Corp.
6.875% due 06/15/2017	1,000	988

Allied Waste North America, Inc.
7.250% due 03/15/2015	1,700	1,704

Allison Transmission, Inc.
11.000% due 11/01/2015	1,350	1,215
11.250% due 11/01/2015 (c)	875	761

American Stores Co.
8.000% due 06/01/2026	1,100	1,119

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  High Yield Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

AmeriGas Partners LP
7.125% due 05/20/2016	$1,230	$1,147
7.250% due 05/20/2015	1,150	1,081

ARAMARK Corp.
6.373% due 02/01/2015	200	188
8.500% due 02/01/2015	2,175	2,142

ArvinMeritor, Inc.
8.125% due 09/15/2015	2,125	1,679
8.750% due 03/01/2012	1,550	1,372

Berry Plastics Corp.
7.568% due 02/15/2015	1,125	1,083

Berry Plastics Holding Corp.
8.875% due 09/15/2014	1,325	1,153

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	2,150	1,422

Buhrmann U.S., Inc.
7.875% due 03/01/2015	1,300	1,453
8.250% due 07/01/2014	1,000	1,092

C8 Capital SPV Ltd.
6.640% due 12/31/2049	1,500	1,395

Cascades, Inc.
7.250% due 02/15/2013	1,425	1,247

CCO Holdings LLC
8.750% due 11/15/2013	4,150	3,839

Celestica, Inc.
7.875% due 07/01/2011	1,600	1,608

Chart Industries, Inc.
9.125% due 10/15/2015	425	443

Charter Communications Operating LLC
8.375% due 04/30/2014	100	95

Chemtura Corp.
6.875% due 06/01/2016	675	587

Chesapeake Energy Corp.
6.875% due 01/15/2016	275	267
7.000% due 08/15/2014	825	813
7.250% due 12/15/2018	1,050	1,026
7.500% due 06/15/2014	225	224
7.625% due 07/15/2013	250	252

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	964	815

Citic Resources Finance Ltd.
6.750% due 05/15/2014	225	211

Clorox Co.
4.200% due 01/15/2010	400	397

Colorado Interstate Gas Co.
5.950% due 03/15/2015	300	296

Community Health Systems, Inc.
8.875% due 07/15/2015	4,025	4,070

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	375	376
7.750% due 05/15/2017	865	870

Continental Airlines, Inc.
6.920% due 04/02/2013 (j)	618	612
7.373% due 12/15/2015	230	191

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,000	840

Crown Americas LLC & Crown Americas Capital Corp.
7.750% due 11/15/2015	1,350	1,357

CSC Holdings, Inc.
6.750% due 04/15/2012	475	449
7.625% due 04/01/2011	1,475	1,453
7.625% due 07/15/2018	1,725	1,596

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

DaVita, Inc.
7.250% due 03/15/2015	$2,100	$2,053

Dex Media, Inc.
8.000% due 11/15/2013	1,600	1,176

Dynegy Holdings, Inc.
6.875% due 04/01/2011	492	489
7.125% due 05/15/2018	1,250	1,094
7.625% due 10/15/2026	325	271

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	1,250	1,231

EchoStar DBS Corp.
6.625% due 10/01/2014	1,000	927
7.000% due 10/01/2013	190	182
7.125% due 02/01/2016	3,755	3,483

El Paso Corp.
7.000% due 06/15/2017	1,450	1,428
7.750% due 06/15/2010	250	258
7.800% due 08/01/2031	750	760
8.050% due 10/15/2030	1,330	1,369

Enterprise Products Operating LP
8.375% due 08/01/2066	1,510	1,513

Ferrellgas Partners LP
8.870% due 08/01/2009 (j)	1,200	1,256

First Data Corp.
9.875% due 09/24/2015	4,450	3,877

Ford Motor Co.
9.215% due 09/15/2021	200	135

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	755	795
8.375% due 04/01/2017	2,625	2,774

Freescale Semiconductor, Inc.
6.651% due 12/15/2014	500	397
8.875% due 12/15/2014	1,500	1,226
9.125% due 12/15/2014 (c)	1,100	861

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,750	1,820

General Motors Corp.
7.400% due 09/01/2025	50	26
7.700% due 04/15/2016	1,700	1,037
8.250% due 07/15/2023	475	279

Georgia-Pacific LLC
7.000% due 01/15/2015	350	331
7.125% due 01/15/2017	1,500	1,418
7.375% due 12/01/2025	4,520	3,842
7.700% due 06/15/2015	300	285
7.750% due 11/15/2029	600	531
8.000% due 01/15/2024	1,775	1,651

Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	815	817

Harrah’s Operating Co., Inc.
10.750% due 02/01/2016	2,336	1,951

HCA, Inc.
7.190% due 11/15/2015	180	156
9.125% due 11/15/2014	1,350	1,384
9.250% due 11/15/2016	8,125	8,389

Hertz Corp.
8.875% due 01/01/2014	4,175	3,841

Ineos Group Holdings PLC
8.500% due 02/15/2016	2,725	1,805

Ingles Markets, Inc.
8.875% due 12/01/2011	1,450	1,475

Intergen NV
9.000% due 06/30/2017	1,655	1,721

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JET Equipment Trust
7.630% due 08/15/2012 (a)	$152	$1
10.000% due 06/15/2012 (a)	497	418

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	1,000	1,045

Legrand France S.A.
8.500% due 02/15/2025	975	1,101

Mattel, Inc.
3.176% due 06/15/2009	500	500

Nalco Co.
8.875% due 11/15/2013	1,300	1,339

New Albertson’s, Inc.
7.450% due 08/01/2029	3,250	3,096

Norampac Industries, Inc.
6.750% due 06/01/2013	875	739

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	475	468

Nortel Networks Ltd.
6.963% due 07/15/2011	1,075	1,021
10.125% due 07/15/2013	1,045	1,027
10.750% due 07/15/2016	400	398

Northwest Pipeline Corp.
7.125% due 12/01/2025	500	506

NPC International, Inc.
9.500% due 05/01/2014	1,550	1,348

OPTI Canada, Inc.
8.250% due 12/15/2014	830	830

Quebecor Media, Inc.
7.750% due 03/15/2016	2,850	2,665

Quiksilver, Inc.
6.875% due 04/15/2015	400	342

Qwest Communications International, Inc.
6.176% due 02/15/2009	1,050	1,050
7.250% due 02/15/2011	125	121
7.500% due 02/15/2014	1,772	1,692

Reynolds American, Inc.
7.750% due 06/01/2018	375	395

RH Donnelley Corp.
6.875% due 01/15/2013	250	150
8.875% due 01/15/2016	5,121	3,098
8.875% due 10/15/2017	2,775	1,665

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,525	1,506

Roseton
7.270% due 11/08/2010	1,319	1,333

SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)	4,200	4,326

Sanmina-SCI Corp.
8.125% due 03/01/2016	1,435	1,299

SemGroup LP
8.750% due 11/15/2015	2,750	2,681

Sensata Technologies BV
8.000% due 05/01/2014	2,175	2,012

Service Corp. International
7.375% due 10/01/2014	425	427
7.625% due 10/01/2018	225	226

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	125	114

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	500	452

Sonat, Inc.
7.000% due 02/01/2018	500	502
7.625% due 07/15/2011	1,450	1,471

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Station Casinos, Inc.
7.750% due 08/15/2016	$1,600	$1,232

Suburban Propane Partners LP
6.875% due 12/15/2013	725	689

Sungard Data Systems, Inc.
9.125% due 08/15/2013	2,341	2,376

Superior Essex Communications LLC
9.000% due 04/15/2012	500	512

Telesat Canada/Telesat LLC
11.000% due 11/01/2015	600	564
12.500% due 11/01/2017	400	376

TRW Automotive, Inc.
7.000% due 03/15/2014	1,800	1,570
7.250% due 03/15/2017	1,030	870

United Airlines, Inc.
6.071% due 03/01/2013	123	121
6.201% due 09/01/2008	61	60
6.602% due 09/01/2013	138	137

United Rentals North America, Inc.
6.500% due 02/15/2012	1,185	1,072

Unitymedia GmbH
10.375% due 02/15/2015	750	742

Verso Paper Holdings LLC
9.125% due 08/01/2014	2,600	2,554

Videotron Ltee
9.125% due 04/15/2018	660	693

West Corp.
9.500% due 10/15/2014	1,500	1,358
11.000% due 10/15/2016	800	680

Willamette Industries, Inc.
6.450% due 08/19/2009	550	557

Williams Cos., Inc.
7.625% due 07/15/2019	825	870

Williams Partners LP
7.250% due 02/01/2017	425	427

Windstream Corp.
8.625% due 08/01/2016	1,925	1,930

Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	1,400	1,288

Xerox Corp.
7.125% due 06/15/2010	875	904

		168,188

UTILITIES 12.8%

Cincinnati Bell, Inc.
7.250% due 07/15/2013	1,575	1,544

Citizens Communications Co.
6.625% due 03/15/2015	100	91
7.125% due 03/15/2019	2,950	2,655
7.450% due 07/01/2035	250	185
9.000% due 08/15/2031	925	837

Energy Future Holdings Corp.
10.875% due 11/01/2017	6,650	6,750
11.250% due 11/01/2017 (c)	275	276

Hawaiian Telcom Communications, Inc.
8.486% due 05/01/2013	1,000	385
9.750% due 05/01/2013	800	324

Homer City Funding LLC
8.734% due 10/01/2026	725	781

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	1,925	1,723

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,300	1,258

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Midwest Generation LLC
8.560% due 01/02/2016	$4,487	$4,633

NGPL Pipe Co. LLC
7.119% due 12/15/2017	1,375	1,409

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,006

NRG Energy, Inc.
7.250% due 02/01/2014	1,350	1,293
7.375% due 02/01/2016	4,765	4,497
7.375% due 01/15/2017	1,675	1,587

PSEG Energy Holdings LLC
8.500% due 06/15/2011	2,850	3,004

Qwest Corp.
6.026% due 06/15/2013	700	672
8.875% due 03/15/2012	2,600	2,665

Reliant Energy, Inc.
6.750% due 12/15/2014	3,175	3,254
7.625% due 06/15/2014	475	466

Rural Cellular Corp.
9.875% due 02/01/2010	1,775	1,815

Sprint Nextel Corp.
6.000% due 12/01/2016	925	797

Tenaska Alabama Partners LP
7.000% due 06/30/2021	2,105	2,001

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	1,700	1,674
10.500% due 11/01/2016 (c)	975	948

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	1,500	1,541

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	1,000	981

Virgin Media Finance PLC
9.125% due 08/15/2016	500	471

		51,523

Total Corporate Bonds & Notes (Cost $337,625)		316,332

CONVERTIBLE BONDS & NOTES 1.5%

Advanced Micro Devices, Inc.
6.000% due 05/01/2015	800	508

Chesapeake Energy Corp.
2.250% due 12/15/2038	2,050	2,365

CMS Energy Corp.
2.875% due 12/01/2024	1,000	1,184

Deutsche Bank AG
0.000% due 07/14/2008	300	119
0.000% due 09/29/2008	275	110
0.000% due 10/24/2008	350	147

Mylan, Inc.
1.250% due 03/15/2012	325	274

Nortel Networks Corp.
2.125% due 04/15/2014	1,000	675

Qwest Communications International, Inc.
3.500% due 11/15/2025	775	766

Total Convertible Bonds & Notes (Cost $7,186)		6,148

MUNICIPAL BONDS & NOTES 0.1%

Massachusetts Educational Financing Authority Bonds, Series 2008
3.701% due 04/25/2028 (b)	200	200

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		$400	$27

Total Municipal Bonds & Notes (Cost $234)			227

U.S. GOVERNMENT AGENCIES 12.4%

Fannie Mae
5.000% due 07/01/2038		20,000	19,172
5.500% due 02/01/2038 - 07/01/2038		25,000	24,650

Freddie Mac
5.000% due 05/01/2023		2,989	2,957
5.500% due 07/01/2038		3,000	2,955

Total U.S. Government Agencies (Cost $49,366)			49,734

MORTGAGE-BACKED SECURITIES 0.3%

Countrywide Alternative Loan Trust
6.000% due 01/25/2037		251	202

Countrywide Home Loan Mortgage Pass-Through Trust
5.804% due 05/20/2036		1,030	863

Total Mortgage-Backed Securities (Cost $1,046)			1,065

ASSET-BACKED SECURITIES 0.0%

Lehman XS Trust
8.160% due 08/25/2046		601	128

Total Asset-Backed Securities (Cost $120)			128

FOREIGN CURRENCY-DENOMINATED ISSUES 3.9%

Bombardier, Inc.
7.250% due 11/15/2016	EUR	1,000	1,507

Credit Agricole S.A.
4.130% due 11/29/2049		150	187

Intesa Sanpaolo SpA
8.047% due 12/31/2049		400	613

Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,670	1,972

Nordic Telephone Co. Holdings ApS
6.340% due 11/30/2013		401	616
6.565% due 11/30/2014		484	745
8.250% due 05/01/2016		1,000	1,441

RBS Capital Trust A
6.467% due 12/29/2049		350	505

Royal Bank of Scotland Group PLC
9.644% due 04/06/2011	GBP	569	993

Sensata Technologies BV
10.347% due 10/27/2013	EUR	900	1,300

Societe Generale
6.999% due 12/29/2049		150	211

UBS AG
7.152% due 12/29/2049		600	834

UPC Broadband Holding BV
6.467% due 12/31/2014		942	1,348

UPC Holding BV
7.750% due 01/15/2014		600	841
8.625% due 01/15/2014		800	1,165

Virgin Media Finance PLC
8.750% due 04/15/2014		1,000	1,445

Total Foreign Currency-Denominated Issues (Cost $14,709)			15,723

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  High Yield Portfolio  (Cont.)

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 1.4%

American International Group, Inc.
8.500% due 08/01/2011	6,200	$368

Bank of America Corp.
7.250% due 12/31/2049	2,400	2,122

Citigroup, Inc.
6.500% due 12/31/2049	7,500	328

Fannie Mae
5.375% due 12/31/2049	1	60

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	4,900	822

General Motors Corp.
5.250% due 03/06/2032	83,200	1,160

Merrill Lynch & Co., Inc.
9.700% due 05/20/2009	5,900	324

Wachovia Corp.
7.500% due 12/31/2049	600	531

Total Convertible Preferred Stocks (Cost $6,230)		5,715

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.7%

CERTIFICATES OF DEPOSIT 0.4%

UBS AG Stamford CT
3.064% due 03/17/2009	$300	$293
3.751% due 07/01/2010 (b)	100	100

Unicredito Italiano NY
3.071% due 05/18/2009	900	899
3.071% due 05/15/2009	300	291

		1,583

COMMERCIAL PAPER 3.8%

Royal Bank of Scotland Group PLC
2.770% due 09/17/2008	10,500	10,436

Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008	5,000	4,969

		15,405

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
1.650% due 07/01/2008	200	200

(Dated 06/30/2008. Collateralized by Fannie Mae 5.750% due 02/01/2023 valued at $209. Repurchase proceeds are $200.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.5%
1.818% due 08/28/2008 - 09/25/2008 (d)(e)	$6,000	$5,968

Total Short-Term Instruments (Cost $23,180)		23,156

PURCHASED OPTIONS (h) 1.6%
(Cost $5,399)		6,356

Total Investments 111.5% (Cost $471,605)		$448,767

Written Options (i) (1.7%)		(6,634)
(Premiums $5,997)

Other Assets and Liabilities (Net) (9.8%)		(39,444)

Net Assets 100.0%		$402,689

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $5,968 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(f)	Cash of $2,099 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	106	$(2)
90-Day Eurodollar March Futures	Long	03/2009	106	0
90-Day Eurodollar September Futures	Long	09/2009	193	(118)
U.S. Treasury 30-Year Bond September Futures	Short	09/2008	52	(73)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	242	(171)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	45	(25)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2009	17	(11)

				$(400)

(g)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	3.050%	06/20/2013	JPM	$75	$5
ARAMARK Corp. 8.500% due 02/01/2015	Sell	4.500%	09/20/2013	GSC	600	(14)
Celestica, Inc. 7.625% due 07/01/2013	Sell	4.350%	09/20/2013	CITI	850	(16)
Community Health Systems, Inc. 8.875% due 07/15/2015	Sell	4.570%	09/20/2013	GSC	1,150	(14)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%	06/20/2012	MLP	400	(33)
CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%	09/20/2012	LEH	1,000	(75)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.450%	12/20/2008	CSFB	2,000	(72)
Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	5.000%	09/20/2013	CITI	150	(4)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.700%	12/20/2012	DUB	1,800	(487)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	2.220%	09/20/2012	CITI	500	(40)
Georgia-Pacific LLC 7.750% due 11/15/2029	Sell	4.650%	06/20/2015	CITI	100	(1)
GMAC LLC 6.875% due 08/28/2012	Sell	1.120%	12/20/2008	CITI	1,000	(56)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	03/20/2012	DUB	200	(22)
GMAC LLC 6.875% due 08/28/2012	Sell	6.560%	12/20/2012	MSC	1,500	(366)
GMAC LLC 6.875% due 08/28/2012	Sell	5.000%	09/20/2013	MLP	2,500	(56)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goodyear Tire & Rubber Co. 9.000% due 07/01/2015	Sell	3.650%		06/20/2013	CITI	$500	$(19)
Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	LEH	1,500	79
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011	CITI	1,500	(132)
Nortel Networks Corp. 4.250% due 09/01/2008	Sell	5.000%		03/20/2013	CITI	2,900	288
NRG Energy, Inc. 7.250% due 02/01/2014	Sell	4.200%		09/20/2013	GSC	100	(1)
Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	3.420%		03/20/2013	LEH	1,000	(55)
Qwest Capital Funding, Inc. 7.750% due 02/15/2031	Sell	3.350%		12/20/2012	CITI	1,600	(87)
Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	3.850%		09/20/2013	GSC	1,125	(16)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.450%		09/20/2012	LEH	1,000	(303)
RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009	BCLY	1,000	(2)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009	BCLY	1,500	1
Sprint Nextel Corp. 6.000% due 12/01/2016	Sell	7.150%		06/20/2009	BCLY	1,000	46
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%		06/20/2013	GSC	200	(10)
Station Casinos, Inc. 6.000% due 04/01/2012	Sell	5.000%		06/20/2013	MLP	1,150	(51)
Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	4.500%		09/20/2013	DUB	1,200	(13)

							$(1,526)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY9 Index	Sell	1.550%		12/20/2010	MLP	$596	$6
Dow Jones CDX N.A. HY9 Index	Sell	4.530%		12/20/2010	MLP	3,500	150
Dow Jones CDX N.A. HY9 Index	Sell	3.230%		12/20/2012	MLP	2,400	(181)
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	1,800	(129)
Dow Jones CDX N.A. IG9 Index	Sell	0.760%		12/20/2012	DUB	1,100	11
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY	500	2
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	8,100	28
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	1,500	6
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MSC	1,500	6

							$(101)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		$21,300	$(132)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	GSC		8,700	(56)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		5,900	(29)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		2,500	19
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		16,900	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	GSC		1,900	19
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MLP		900	14
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		800	(2)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		3,000	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,000	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		200	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		5,300	20
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	CITI		4,700	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	GSC		1,900	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		6,400	(223)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		4,100	(50)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		2,200	(38)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		300	(2)
Receive	6-Month EUR-LIBOR	4.750%	09/17/2013	JPM	EUR	4,900	159
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	JPM		2,700	57
Pay	6-Month GBP-LIBOR	5.000%	03/18/2010	RBS	GBP	22,800	(467)
Receive	6-Month GBP-LIBOR	5.000%	03/18/2039	GSC		1,400	39
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	CITI	MXN	25,000	(17)
Pay	28-Day Mexico Interbank TIIE Banxico	7.910%	05/14/2009	MSC		33,000	(22)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC	BRL	34,100	(2,346)
Pay	BRL-CDI-Compounded	10.150%	01/02/2012	GSC		3,400	(215)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		26,500	(1,559)

							$(4,867)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  High Yield Portfolio  (Cont.)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate (3)	Expiration Date	Counterparty	# of Shares/Units (3)	Unrealized Appreciation/ (Depreciation)
Receive	Motorola, Inc.	2.907%	07/23/2008	MLP	12,200	$(27)
Receive	SandRidge Energy, Inc.	3.157%	07/23/2008	MLP	25,000	472

						$445

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	$51,000	$495	$517
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	120,000	1,068	1,759
Call - OTC 2-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	33,300	364	488
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	3.600%	12/19/2008	52,000	387	274
Call - OTC 2-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	64,200	644	651
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	07/06/2009	59,100	564	599
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.750%	09/08/2009	86,800	935	1,273
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	09/18/2009	100,400	942	795

							$5,399	$6,356

(i)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$115.000	08/22/2008	26	$18	$24
Call - CBOT U.S. Treasury 10-Year Note September Futures	116.000	08/22/2008	55	44	32
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	219	157	82
Put - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/22/2008	26	18	3
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	55	41	18
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	219	256	184

				$534	$343

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.650%	07/25/2008	$8,700	$92	$24
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	17,000	475	546
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	40,000	1,036	1,620
Call - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	9,300	288	377
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.680%	12/19/2008	17,000	537	391
Call - OTC 7-Year Interest Rate Swap	LEH	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	22,600	639	726
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	4.900%	07/06/2009	19,700	556	632
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.150%	09/08/2009	28,900	893	1,171
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	09/18/2009	33,200	902	779

							$5,418	$6,266

Credit Default Swaptions
Description	Counterparty	Reference Entity	Buy/Sell Protection (4)	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	09/22/2008	$200	$4	$2
Call - OTC Dow Jones CDX N.A. IG10 Index	BCLY	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/22/2008	200	4	2
Put - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Sell	1.500%	09/20/2008	1,000	18	10
Call - OTC Dow Jones CDX N.A. IG10 Index	CSFB	Dow Jones CDX N.A. IG10 Index	Buy	1.500%	09/20/2008	1,000	19	11

							$45	$25

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	73	$197,500	$5,196
Sales	858	70,600	2,301
Closing Buys	(331)	(69,300)	(1,500)
Expirations	0	0	0
Exercised	0	0	0

Balance at 06/30/2008	600	$198,800	$5,997

(j)	Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$577	$612	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,232	1,256	0.31%

				$1,809	$1,868	0.46%

(k)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Freddie Mac	5.000%	07/01/2023	$3,000	$2,956	$2,963

(l)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	17,665	07/2008	$1,598	$0	$1,598
Sell		17,665	07/2008	0	(863)	(863)
Buy		11,235	12/2008	363	0	363
Sell		3,212	12/2008	0	(152)	(152)
Sell	EUR	10,246	07/2008	0	(165)	(165)
Sell	GBP	2,463	08/2008	0	(27)	(27)
Buy	INR	236,562	11/2008	0	(463)	(463)
Sell		236,562	11/2008	115	0	115
Sell	JPY	26,967	07/2008	0	(4)	(4)
Buy	KRW	1,833,372	08/2008	0	(267)	(267)
Sell		1,833,372	08/2008	6	(1)	5
Buy	MXN	21,059	07/2008	163	0	163
Sell		21,059	07/2008	0	(138)	(138)
Buy	MYR	9,295	08/2008	0	(13)	(13)
Buy		3,569	11/2008	0	(12)	(12)
Buy	PHP	276,177	08/2008	0	(377)	(377)
Buy	RUB	35,438	07/2008	105	0	105
Sell		35,438	07/2008	0	(22)	(22)
Buy		180,536	11/2008	340	0	340
Buy		62,140	05/2009	54	0	54
Buy	SGD	9,205	11/2008	25	(3)	22

				$2,769	$(2,507)	$262

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$368	$444,870	$3,529	$448,767
Other Financial Instruments ++	(400)	(15,375)	(9)	(15,784)

Total	$(32)	$429,495	$3,520	$432,983

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  High Yield Portfolio  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$6,258	$(2,481)	$4	$(252)	$0	$3,529
Other Financial Instruments ++	(28)	(45)	0	64	0	(9)

Total	$6,230	$(2,526)	$4	$(188)	$0	$3,520

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

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Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses.

Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(k) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(n) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps.

To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had $43,805 in unfunded loan commitments outstanding.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(r) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$444,801	$450,637	$147,457	$127,580

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	48	$385	89	$748
Administrative Class	6,504	51,336	13,678	112,557
Advisor Class	168	1,323	139	1,131
Issued as reinvestment of distributions
Institutional Class	11	88	21	172
Administrative Class	1,906	14,962	4,227	34,729
Advisor Class	2	13	2	14
Cost of shares redeemed
Institutional Class	(39)	(308)	(40)	(329)
Administrative Class	(12,067)	(95,090)	(23,641)	(193,158)
Advisor Class	(169)	(1,327)	(96)	(779)
Net increase (decrease) resulting from Portfolio share transactions	(3,636)	$(28,618)	(5,621)	$(44,915)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	97
Administrative Class	4	77	*
Advisor Class	2	97

*	Allianz Life Insurance Co. of North America, an indirectly wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 5,564	$ (28,402)	$ (22,838)

Semiannual Report	June 30, 2008	23

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

24	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	25

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Long-Term U.S. Government Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Government Agencies	44.8%
U.S. Treasury Obligations	15.9%
Short-Term Instruments	11.6%
Mortgage-Backed Securities	10.8%
Corporate Bonds & Notes	10.2%
Other	6.7%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008

	6 Months*	1 Year	5 Years	Class Inception (04/30/99)
PIMCO Long-Term U.S. Government Portfolio Administrative Class	2.02%	14.45%	4.52%	7.34%
Lehman Brothers Long-Term Treasury Index±	1.66%	12.65%	4.64%	7.02%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.625% for Administrative Class shares.

± Lehman Brothers Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities of 10 or more years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,020.18	$1,021.73
Expenses Paid During Period à	$3.16	$3.17

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.625%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

»

Below-benchmark duration was a negative contributor to performance for the first three months of 2008 as U.S. Treasury yields fell across all maturities over the period; however, below-benchmark duration during the second quarter benefited from results as rates rose.

»

The Portfolio’s emphasis on the short-term portion of the yield curve during the first quarter positively impacted relative performance as the two- to 30-year yield spread steepened 1.30%. Conversely, front-end curve positioning during the second quarter detracted from performance as the yield curve flattened 0.80%.

»

Exposure to long-dated interest rate swaps added to performance as swap spreads narrowed during the first quarter of 2008. However, during the second quarter, swap exposure detracted from performance as spreads widened for certain maturities.

»	An allocation to long-term agencies detracted from relative performance as they underperformed like-duration U.S. Treasuries.

»

Compared to the Lehman Brothers Long-Term Treasury Index, a modest out-of-benchmark allocation to long U.S. Treasury Inflation-Protected Securities (“TIPS”) added value during the first half of 2008 as long-term U.S. TIPS outperformed like-duration U.S. Treasuries for the six-month period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005		12/31/2004	12/31/2003

Administrative Class
Net asset value beginning of year or period	$10.94	$10.43	$11.00	$11.19		$11.01	$11.09
Net investment income (a)	0.20	0.48	0.46	0.40		0.33	0.30
Net realized/unrealized gain (loss) on investments	0.02	0.50	(0.34)	0.12		0.49	0.12
Total income from investment operations	0.22	0.98	0.12	0.52		0.82	0.42
Dividends from net investment income	(0.20)	(0.47)	(0.46)	(0.40)		(0.34)	(0.33)
Distributions from net realized capital gains	0.00	0.00	(0.23)	(0.31)		(0.30)	(0.17)
Total distributions	(0.20)	(0.47)	(0.69)	(0.71)		(0.64)	(0.50)
Net asset value end of year or period	$10.96	$10.94	$10.43	$11.00		$11.19	$11.01
Total return	2.02%	9.75%	1.15%	4.75%		7.57%	3.90%
Net assets end of year or period (000s)	$148,235	$125,434	$100,762	$89,426		$92,122	$94,003
Ratio of expenses to average net assets	0.625%*	0.625%	0.625%	0.65	%(b)	0.66%	0.66%
Ratio of expenses to average net assets excluding interest expense	0.625%*	0.625%	0.625%	0.65	%(b)	0.62%	0.62%
Ratio of net investment income to average net assets	3.69%*	4.58%	4.34%	3.52%		2.93%	2.72%
Portfolio turnover rate	118%	188%	785%	533%		237%	619%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 31, 2005, the advisory fee was reduced to 0.225%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Long-Term U.S. Government Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$145,588
Repurchase agreements, at value	2,292
Deposits with counterparty	1,539
Receivable for investments sold	22,370
Receivable for Portfolio shares sold	127
Interest and dividends receivable	834
Variation margin receivable	25
Swap premiums paid	110
Unrealized appreciation on swap agreements	56
172,941

Liabilities:
Payable for Portfolio shares redeemed	$298
Payable for short sales	22,341
Overdraft due to custodian	4
Written options outstanding	58
Accrued investment advisory fee	26
Accrued administrative fee	29
Accrued servicing fee	16
Variation margin payable	42
Swap premiums received	183
Unrealized depreciation on swap agreements	39
23,036

Net Assets	$149,905

Net Assets Consist of:
Paid in capital	$147,499
Undistributed net investment income	40
Accumulated undistributed net realized gain	1,627
Net unrealized appreciation	739
$149,905

Net Assets:
Institutional Class	$1,670
Administrative Class	148,235

Shares Issued and Outstanding:
Institutional Class	152
Administrative Class	13,523

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.96
Administrative Class	10.96

Cost of Investments Owned	$145,904
Cost of Repurchase Agreements Owned	$2,292
Proceeds Received on Short Sales	$22,370
Premiums Received on Written Options	$102

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Long-Term U.S. Government Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$3,056
Miscellaneous income	6
Total Income	3,062

Expenses:
Investment advisory fees	159
Administrative fees	176
Servicing fees – Administrative Class	105
Trustees’ fees	1
Total Expenses	441

Net Investment Income	2,621

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	436
Net realized gain on futures contracts, written options and swaps	2,997
Net change in unrealized (depreciation) on investments	(2,806)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(930)
Net (Loss)	(303)

Net Increase in Net Assets Resulting from Operations	$2,318

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Long-Term U.S. Government Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$2,621	$5,032
Net realized gain	3,433	895
Net change in unrealized appreciation (depreciation)	(3,736)	4,908
Net increase resulting from operations	2,318	10,835

Distributions to Shareholders:
From net investment income
Institutional Class	(22)	(34)
Administrative Class	(2,575)	(4,987)

Total Distributions	(2,597)	(5,021)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,056	620
Administrative Class	28,385	32,290
Issued as reinvestment of distributions
Institutional Class	21	34
Administrative Class	2,575	4,987
Cost of shares redeemed
Institutional Class	(322)	(241)
Administrative Class	(7,877)	(18,363)
Net increase resulting from Portfolio share transactions	23,838	19,327

Total Increase in Net Assets	23,559	25,141

Net Assets:
Beginning of period	126,346	101,205
End of period*	$149,905	$126,346

*Including undistributed net investment income of:	$40	$16

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 10.0%

BANKING & FINANCE 8.6%

Bank of America N.A.
2.812% due 12/18/2008	$1,300	$1,297
3.351% due 06/23/2010	1,500	1,496

Caterpillar Financial Services Corp.
3.559% due 06/24/2011	1,100	1,099

CIT Group, Inc.
2.839% due 08/17/2009	300	273

Citigroup Funding, Inc.
3.820% due 05/07/2010	700	695

Citigroup, Inc.
2.939% due 01/30/2009	600	595

Credit Suisse USA, Inc.
2.559% due 11/20/2009	300	296
2.775% due 11/20/2009	400	395

Goldman Sachs Group, Inc.
2.964% due 02/06/2012	700	666

John Deere Capital Corp.
3.536% due 06/10/2011	1,500	1,500

JPMorgan Chase Capital XX
6.550% due 09/29/2036	200	174

Lehman Brothers Holdings, Inc.
3.010% due 01/23/2009	1,400	1,370

Morgan Stanley
4.778% due 05/14/2010	700	698

U.S. Trade Funding Corp.
4.260% due 11/15/2014	575	594

Wachovia Bank N.A.
3.619% due 05/14/2010	700	697

Wachovia Corp.
2.732% due 12/01/2009	700	685

Wells Fargo & Co.
2.861% due 03/23/2010	400	397

		12,927

INDUSTRIALS 1.4%

Daimler Finance North America LLC
3.218% due 03/13/2009	400	399

International Business Machines Corp.
5.700% due 09/14/2017	500	509

United Technologies Corp.
6.125% due 07/15/2038	700	707

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	400	395

Walt Disney Co.
2.796% due 09/10/2009	100	100

		2,110

Total Corporate Bonds & Notes (Cost $15,154)		15,037

MUNICIPAL BONDS & NOTES 1.1%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	312

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	163

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	300	303

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	$600	$602

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	34

Waco, Texas Educational Finance Corp. Revenue Bonds, Series 2008
5.000% due 03/01/2036	200	200

Total Municipal Bonds & Notes (Cost $1,569)		1,614

U.S. GOVERNMENT AGENCIES 44.2%

Fannie Mae
0.000% due 05/15/2030	1,000	327
2.542% due 07/25/2037	166	164
2.950% due 08/25/2021	17	17
3.100% due 08/25/2022	8	8
3.382% due 04/25/2032	25	25
3.400% due 04/25/2021	11	11
4.250% due 05/25/2037	53	35
4.500% due 08/25/2018 - 09/01/2035	684	640
5.000% due 11/01/2019 - 08/25/2033	691	643
5.375% due 02/25/2022 - 04/11/2022	1,350	1,351
5.500% due 09/25/2024 - 08/01/2037	11,338	11,155
5.800% due 02/09/2026	500	511
5.820% due 04/01/2026	946	955
6.000% due 01/25/2036	502	496
6.080% due 09/01/2028	64	71
6.120% due 01/01/2033	31	32
6.210% due 08/06/2038	700	798
6.500% due 07/25/2031	630	654

Farmer Mac
7.316% due 07/25/2011	116	115

Federal Farm Credit Bank
5.050% due 03/28/2019	400	406
5.150% due 03/25/2020	250	254
5.160% due 03/14/2022	2,400	2,430

Federal Home Loan Bank
4.250% due 12/18/2009	1,600	1,612
5.000% due 12/21/2015	12,000	12,388
5.250% due 09/12/2014	1,400	1,471
6.000% due 02/12/2021	50	55
6.125% due 06/08/2018	80	89

Federal Housing Administration
6.896% due 07/01/2020	362	354

Financing Corp.
10.700% due 10/06/2017	650	941

Freddie Mac
2.701% due 02/15/2019	674	661
2.871% due 01/15/2033	80	80
3.200% due 02/15/2027	15	15
3.500% due 02/15/2021	18	18
4.000% due 06/15/2032	294	211
4.500% due 05/15/2025	1,000	929
4.994% due 10/25/2044	103	100
5.000% due 03/18/2014 - 06/01/2038	9,000	8,619
5.400% due 03/17/2021	1,000	1,028
5.500% due 08/23/2017 - 06/15/2034	3,399	3,442
5.625% due 11/23/2035	900	900
6.000% due 05/15/2036	3,398	3,321
7.000% due 07/15/2023 - 12/01/2031	56	59
8.250% due 06/01/2016	350	427

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
5.500% due 01/20/2036	$571	$519
5.625% due 08/20/2030	11	11
6.000% due 08/20/2033	1,335	1,386

Overseas Private Investment Corp.
4.736% due 03/15/2022	381	366

Private Export Funding Corp.
5.000% due 12/15/2016	500	513

Small Business Administration
5.240% due 08/01/2023	686	690
5.290% due 12/01/2027	583	581

Tennessee Valley Authority
4.500% due 04/01/2018	700	686
4.875% due 01/15/2048	800	751
5.375% due 04/01/2056	1,000	1,016
5.500% due 06/15/2038	1,900	1,959

Total U.S. Government Agencies (Cost $65,242)		66,296

U.S. TREASURY OBLIGATIONS 15.7%

Treasury Inflation Protected Securities (a)
2.000% due 01/15/2026	433	429
2.375% due 01/15/2025	342	358

U.S. Treasury Bonds
4.375% due 02/15/2038	300	293
5.000% due 05/15/2037	5,500	5,928
6.000% due 02/15/2026	3,800	4,452
8.750% due 08/15/2020	300	423

U.S. Treasury Strips
0.000% due 08/15/2019	10,500	6,387
0.000% due 11/15/2019	2,000	1,198
0.000% due 11/15/2026	7,700	3,216
0.000% due 11/15/2028	800	307
0.000% due 02/15/2033	1,700	544

Total U.S. Treasury Obligations (Cost $23,191)		23,535

MORTGAGE-BACKED SECURITIES 10.7%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	400	358

Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	772

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	568	542
4.476% due 02/25/2034	88	85
4.747% due 01/25/2034	60	58
4.750% due 10/25/2035	741	713
5.033% due 04/25/2033	424	409
5.304% due 04/25/2033	103	100

Countrywide Alternative Loan Trust
2.692% due 05/25/2035	140	107
5.500% due 10/25/2033	1,298	961

Countrywide Home Loan Mortgage Pass-Through Trust
2.802% due 03/25/2035	256	198
2.822% due 06/25/2035	2,244	1,979

CS First Boston Mortgage Securities Corp.
5.097% due 07/25/2033	82	78
6.763% due 11/25/2032	12	12

First Horizon Asset Securities, Inc.
4.384% due 12/25/2033	109	106

First Republic Mortgage Loan Trust
2.821% due 11/15/2031	171	158

GMAC Mortgage Corp. Loan Trust
4.305% due 06/25/2034	93	75

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GS Mortgage Securities Corp. II
2.540% due 03/06/2020	$159	$149
5.560% due 11/10/2039	5,000	4,796

Harborview Mortgage Loan Trust
2.628% due 04/19/2038	145	101
2.702% due 05/19/2035	106	81
5.219% due 07/19/2035	187	184

Impac CMB Trust
5.749% due 09/25/2034	555	509

JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	600	572

MASTR Asset Securitization Trust
5.500% due 09/25/2033	395	370

Residential Accredit Loans, Inc.
2.882% due 01/25/2033	33	29
2.882% due 03/25/2033	76	71
6.000% due 06/25/2036	260	229

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	64	63

Sequoia Mortgage Trust
2.829% due 07/20/2033	239	214

Structured Adjustable Rate Mortgage Loan Trust
2.702% due 05/25/2037	341	245

Structured Asset Mortgage Investments, Inc.
2.582% due 09/25/2047	307	293
2.812% due 09/19/2032	242	221
2.902% due 10/19/2033	63	59

Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	69	65
5.572% due 10/15/2048	300	288

WaMu Mortgage Pass-Through Certificates
2.712% due 04/25/2045	101	80
4.528% due 08/25/2046	640	490
4.780% due 10/25/2046	179	139
4.928% due 08/25/2042	9	8

Washington Mutual MSC Mortgage Pass-Through Certificates
6.544% due 05/25/2033	16	13
6.574% due 02/25/2033	6	6
6.773% due 02/25/2031	13	13
6.792% due 02/25/2033	7	7

Total Mortgage-Backed Securities (Cost $17,421)		16,006

ASSET-BACKED SECURITIES 4.4%

Argent Securities, Inc.
2.532% due 10/25/2036	192	187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
2.982% due 11/25/2042	$214	$180

Chase Credit Card Master Trust
2.641% due 09/15/2011	300	299

Chase Issuance Trust
3.121% due 11/15/2011	700	702
3.371% due 05/16/2011	400	402

Credit-Based Asset Servicing & Securitization LLC
2.572% due 12/25/2037	119	114

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 03/25/2037	189	181

First USA Credit Card Master Trust
2.641% due 04/18/2011	1,400	1,400

Ford Credit Auto Owner Trust
3.371% due 01/15/2011	700	702

Fremont Home Loan Trust
2.532% due 10/25/2036	446	435

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	642	616

Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037	130	129

LA Arena Funding LLC
7.656% due 12/15/2026	83	82

MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036	246	240

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	118	114

Morgan Stanley ABS Capital I
2.602% due 02/25/2036	171	169

Renaissance Home Equity Loan Trust
2.922% due 08/25/2033	10	9
2.982% due 12/25/2033	63	52

SLM Student Loan Trust
2.910% due 10/27/2014	41	41
2.920% due 04/25/2017	263	262
3.030% due 04/25/2017	96	96

Specialty Underwriting & Residential Finance
3.162% due 01/25/2034	12	10

Structured Asset Securities Corp.
2.772% due 01/25/2033	22	18

Wells Fargo Home Equity Trust
2.532% due 01/25/2037	112	110

Total Asset-Backed Securities (Cost $6,682)		6,550

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 1.1%

Israel Government AID Bond
0.000% due 05/15/2021	$700	$375
0.000% due 02/15/2023	300	146
0.000% due 05/15/2023	2,300	1,105

Total Sovereign Issues (Cost $1,656)		1,626

SHORT-TERM INSTRUMENTS 11.4%

CERTIFICATES OF DEPOSIT 0.2%

Wachovia Bank N.A.
2.654% due 10/03/2008	300	299

COMMERCIAL PAPER 9.7%

Bank of America Corp.
2.700% due 08/05/2008	3,100	3,092

Federal Home Loan Bank
2.000% due 07/01/2008	7,500	7,500

General Electric Capital Corp.
2.450% due 08/01/2008	4,000	3,992

		14,584

REPURCHASE AGREEMENTS 1.5%

Deutsche Bank AG
1.500% due 07/01/2008	900	900
(Dated 06/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $921. Repurchase proceeds are $900.)

State Street Bank and Trust Co.
1.650% due 07/01/2008	1,392	1,392

(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $1,424. Repurchase proceeds are $1,392.)
		2,292

Total Short-Term Instruments (Cost $17,176)		17,175

PURCHASED OPTIONS (d) 0.0%
(Cost $105)		41

Total Investments 98.6% (Cost $148,196)		$147,880

Written Options (e) (0.0%) (Premiums $102)		(58)

Other Assets and Liabilities (Net) 1.4%		2,083

Net Assets 100.0%		$149,905

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Cash of $1,539 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	63	$(25)
90-Day Eurodollar March Futures	Long	03/2009	31	(11)
U.S. Treasury 5-Year Note September Futures	Long	09/2008	47	4
U.S. Treasury 10-Year Note September Futures	Long	09/2008	54	23
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	484	873

				$864

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(c)	Swap agreements outstanding on June 30, 2008:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	BOA	$8,900	$(21)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB	4,600	(12)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH	300	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	5,900	(4)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	DUB	1,200	19
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	1,900	37

						$17

(d)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$1,000	$11	$5
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	500	5	2
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	500	5	2
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	3
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,200	28	9
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,400	26	7
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,000	11	5
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,200	13	8

							$105	$41

(e)	Written options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$300	$10	$7
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	100	3	1
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	2
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	4
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	4
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,100	27	14
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	800	24	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	6
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	400	12	9

							$102	$58

Transactions in written call and put options for the period ended June 30, 2008:
	Notional Amount	Premium
Balance at 12/31/2007	$ 8,500	$159
Sales	3,500	102
Closing Buys	(5,600)	(90)
Expirations	(2,900)	(69)
Exercised	0	0

Balance at 06/30/2008	$ 3,500	$102

(f)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	07/01/2038	$11,000	$10,913	$10,844
Fannie Mae	6.000%	07/01/2038	4,747	4,794	4,789
Freddie Mac	5.000%	07/01/2038	7,000	6,663	6,708

				$22,370	$22,341

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

(g)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$147,045	$835	$147,880
Other Financial Instruments ++	864	(22,382)	0	(21,518)

Total	$864	$124,663	$835	$126,362

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$ 895	$(35)	$(1)	$(24)	$0	$835
Other Financial Instruments ++	0	0	0	0	0	0

Total	$ 895	$(35)	$(1)	$(24)	$0	$835

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

Semiannual Report	June 30, 2008	13

Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(g) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(h) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(i) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

(j) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(k) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Semiannual Report	June 30, 2008	15

Notes to Financial Statements (Cont.)

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(l) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(m) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage

Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(n) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified,

to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$150,263	$140,765	$17,053	$594

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	96	$1,056	61	$620
Administrative Class	2,529	28,385	3,084	32,290
Issued as reinvestment of distributions
Institutional Class	2	21	3	34
Administrative Class	231	2,575	477	4,987
Cost of shares redeemed
Institutional Class	(29)	(322)	(23)	(241)
Administrative Class	(707)	(7,877)	(1,753)	(18,363)
Net increase resulting from Portfolio share transactions	2,122	$23,838	1,849	$19,327

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	4	97

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 1,838	$ (2,154)	$ (316)

18	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	19

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

20	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Long-Term U.S. Government Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, mortgage-related and other asset-backed risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Government Agencies	44.8%
U.S. Treasury Obligations	15.9%
Short-Term Instruments	11.6%
Mortgage-Backed Securities	10.8%
Corporate Bonds & Notes	10.2%
Other	6.7%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (04/10/00)**
PIMCO Long-Term U.S. Government Portfolio Institutional Class	2.09%	14.61%	4.68%	7.82%
Lehman Brothers Long-Term Treasury Index±	1.66%	12.65%	4.64%	7.46%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.475% for Institutional Class shares.

± Lehman Brothers Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities of 10 or more years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,020.92	$1,022.48
Expenses Paid During Periodà	$2.41	$2.41

à Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.475%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

»

Below-benchmark duration was a negative contributor to performance for the first three months of 2008 as U.S. Treasury yields fell across all maturities over the period; however, below-benchmark duration during the second quarter benefited from results as rates rose.

»

The Portfolio’s emphasis on the short-term portion of the yield curve during the first quarter positively impacted relative performance as the two- to 30-year yield spread steepened 1.30%. Conversely, front-end curve positioning during the second quarter detracted from performance as the yield curve flattened 0.80%.

»

Exposure to long-dated interest rate swaps added to performance as swap spreads narrowed during the first quarter of 2008. However, during the second quarter, swap exposure detracted from performance as spreads widened for certain maturities.

»	An allocation to long-term agencies detracted from relative performance as they underperformed like-duration U.S. Treasuries.

»

Compared to the Lehman Brothers Long-Term Treasury Index, a modest out-of-benchmark allocation to long U.S. Treasury Inflation-Protected Securities (“TIPS”) added value during the first half of 2008 as long-term U.S. TIPS outperformed like-duration U.S. Treasuries for the six-month period.

4	PIMCO Variable Insurance Trust

Financial Highlights Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005		12/31/2004	12/31/2003

Institutional Class
Net asset value beginning of year or period	$10.94	$10.43	$11.00	$11.19		$11.01	$11.09
Net investment income (a)	0.21	0.49	0.49	0.42		0.36	0.32
Net realized/unrealized gain (loss) on investments	0.02	0.51	(0.35)	0.12		0.48	0.12
Total income from investment operations	0.23	1.00	0.14	0.54		0.84	0.44
Dividends from net investment income	(0.21)	(0.49)	(0.48)	(0.42)		(0.36)	(0.35)
Distributions from net realized capital gains	0.00	0.00	(0.23)	(0.31)		(0.30)	(0.17)
Total distributions	(0.21)	(0.49)	(0.71)	(0.73)		(0.66)	(0.52)
Net asset value end of year or period	$10.96	$10.94	$10.43	$11.00		$11.19	$11.01
Total return	2.09%	9.90%	1.30%	4.90%		7.73%	4.05%
Net assets end of year or period (000s)	$1,670	$912	$443	$391		$311	$13
Ratio of expenses to average net assets	0.475%*	0.475%	0.475%	0.50	%(b)	0.50%	0.51%
Ratio of expenses to average net assets excluding interest expense	0.475%*	0.475%	0.475%	0.50	%(b)	0.50%	0.50%
Ratio of net investment income to average net assets	3.83%*	4.75%	4.61%	3.75%		3.22%	2.85%
Portfolio turnover rate	118%	188%	785%	533%		237%	619%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 31, 2005, the advisory fee was reduced to 0.225%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Long-Term U.S. Government Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$145,588
Repurchase agreements, at value	2,292
Deposits with counterparty	1,539
Receivable for investments sold	22,370
Receivable for Portfolio shares sold	127
Interest and dividends receivable	834
Variation margin receivable	25
Swap premiums paid	110
Unrealized appreciation on swap agreements	56
172,941

Liabilities:
Payable for Portfolio shares redeemed	$298
Payable for short sales	22,341
Overdraft due to custodian	4
Written options outstanding	58
Accrued investment advisory fee	26
Accrued administrative fee	29
Accrued servicing fee	16
Variation margin payable	42
Swap premiums received	183
Unrealized depreciation on swap agreements	39
23,036

Net Assets	$149,905

Net Assets Consist of:
Paid in capital	$147,499
Undistributed net investment income	40
Accumulated undistributed net realized gain	1,627
Net unrealized appreciation	739
$149,905

Net Assets:
Institutional Class	$1,670
Administrative Class	148,235

Shares Issued and Outstanding:
Institutional Class	152
Administrative Class	13,523

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.96
Administrative Class	10.96

Cost of Investments Owned	$145,904
Cost of Repurchase Agreements Owned	$2,292
Proceeds Received on Short Sales	$22,370
Premiums Received on Written Options	$102

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Long-Term U.S. Government Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$3,056
Miscellaneous income	6
Total Income	3,062

Expenses:
Investment advisory fees	159
Administrative fees	176
Servicing fees – Administrative Class	105
Trustees’ fees	1
Total Expenses	441

Net Investment Income	2,621

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	436
Net realized gain on futures contracts, written options and swaps	2,997
Net change in unrealized (depreciation) on investments	(2,806)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(930)
Net (Loss)	(303)

Net Increase in Net Assets Resulting from Operations	$2,318

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Long-Term U.S. Government Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$2,621	$5,032
Net realized gain	3,433	895
Net change in unrealized appreciation (depreciation)	(3,736)	4,908
Net increase resulting from operations	2,318	10,835

Distributions to Shareholders:
From net investment income
Institutional Class	(22)	(34)
Administrative Class	(2,575)	(4,987)

Total Distributions	(2,597)	(5,021)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,056	620
Administrative Class	28,385	32,290
Issued as reinvestment of distributions
Institutional Class	21	34
Administrative Class	2,575	4,987
Cost of shares redeemed
Institutional Class	(322)	(241)
Administrative Class	(7,877)	(18,363)
Net increase resulting from Portfolio share transactions	23,838	19,327

Total Increase in Net Assets	23,559	25,141

Net Assets:
Beginning of period	126,346	101,205
End of period*	$149,905	$126,346

*Including undistributed net investment income of:	$40	$16

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 10.0%

BANKING & FINANCE 8.6%

Bank of America N.A.
2.812% due 12/18/2008	$1,300	$1,297
3.351% due 06/23/2010	1,500	1,496

Caterpillar Financial Services Corp.
3.559% due 06/24/2011	1,100	1,099

CIT Group, Inc.
2.839% due 08/17/2009	300	273

Citigroup Funding, Inc.
3.820% due 05/07/2010	700	695

Citigroup, Inc.
2.939% due 01/30/2009	600	595

Credit Suisse USA, Inc.
2.559% due 11/20/2009	300	296
2.775% due 11/20/2009	400	395

Goldman Sachs Group, Inc.
2.964% due 02/06/2012	700	666

John Deere Capital Corp.
3.536% due 06/10/2011	1,500	1,500

JPMorgan Chase Capital XX
6.550% due 09/29/2036	200	174

Lehman Brothers Holdings, Inc.
3.010% due 01/23/2009	1,400	1,370

Morgan Stanley
4.778% due 05/14/2010	700	698

U.S. Trade Funding Corp.
4.260% due 11/15/2014	575	594

Wachovia Bank N.A.
3.619% due 05/14/2010	700	697

Wachovia Corp.
2.732% due 12/01/2009	700	685

Wells Fargo & Co.
2.861% due 03/23/2010	400	397

		12,927

INDUSTRIALS 1.4%

Daimler Finance North America LLC
3.218% due 03/13/2009	400	399

International Business Machines Corp.
5.700% due 09/14/2017	500	509

United Technologies Corp.
6.125% due 07/15/2038	700	707

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	400	395

Walt Disney Co.
2.796% due 09/10/2009	100	100

		2,110

Total Corporate Bonds & Notes (Cost $15,154)		15,037

MUNICIPAL BONDS & NOTES 1.1%

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	300	312

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	163

Los Angeles, California Community College District General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2032	300	303

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	$600	$602

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	34

Waco, Texas Educational Finance Corp. Revenue Bonds, Series 2008
5.000% due 03/01/2036	200	200

Total Municipal Bonds & Notes (Cost $1,569)		1,614

U.S. GOVERNMENT AGENCIES 44.2%

Fannie Mae
0.000% due 05/15/2030	1,000	327
2.542% due 07/25/2037	166	164
2.950% due 08/25/2021	17	17
3.100% due 08/25/2022	8	8
3.382% due 04/25/2032	25	25
3.400% due 04/25/2021	11	11
4.250% due 05/25/2037	53	35
4.500% due 08/25/2018 - 09/01/2035	684	640
5.000% due 11/01/2019 - 08/25/2033	691	643
5.375% due 02/25/2022 - 04/11/2022	1,350	1,351
5.500% due 09/25/2024 - 08/01/2037	11,338	11,155
5.800% due 02/09/2026	500	511
5.820% due 04/01/2026	946	955
6.000% due 01/25/2036	502	496
6.080% due 09/01/2028	64	71
6.120% due 01/01/2033	31	32
6.210% due 08/06/2038	700	798
6.500% due 07/25/2031	630	654

Farmer Mac
7.316% due 07/25/2011	116	115

Federal Farm Credit Bank
5.050% due 03/28/2019	400	406
5.150% due 03/25/2020	250	254
5.160% due 03/14/2022	2,400	2,430

Federal Home Loan Bank
4.250% due 12/18/2009	1,600	1,612
5.000% due 12/21/2015	12,000	12,388
5.250% due 09/12/2014	1,400	1,471
6.000% due 02/12/2021	50	55
6.125% due 06/08/2018	80	89

Federal Housing Administration
6.896% due 07/01/2020	362	354

Financing Corp.
10.700% due 10/06/2017	650	941

Freddie Mac
2.701% due 02/15/2019	674	661
2.871% due 01/15/2033	80	80
3.200% due 02/15/2027	15	15
3.500% due 02/15/2021	18	18
4.000% due 06/15/2032	294	211
4.500% due 05/15/2025	1,000	929
4.994% due 10/25/2044	103	100
5.000% due 03/18/2014 - 06/01/2038	9,000	8,619
5.400% due 03/17/2021	1,000	1,028
5.500% due 08/23/2017 - 06/15/2034	3,399	3,442
5.625% due 11/23/2035	900	900
6.000% due 05/15/2036	3,398	3,321
7.000% due 07/15/2023 - 12/01/2031	56	59
8.250% due 06/01/2016	350	427

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
5.500% due 01/20/2036	$571	$519
5.625% due 08/20/2030	11	11
6.000% due 08/20/2033	1,335	1,386

Overseas Private Investment Corp.
4.736% due 03/15/2022	381	366

Private Export Funding Corp.
5.000% due 12/15/2016	500	513

Small Business Administration
5.240% due 08/01/2023	686	690
5.290% due 12/01/2027	583	581

Tennessee Valley Authority
4.500% due 04/01/2018	700	686
4.875% due 01/15/2048	800	751
5.375% due 04/01/2056	1,000	1,016
5.500% due 06/15/2038	1,900	1,959

Total U.S. Government Agencies (Cost $65,242)		66,296

U.S. TREASURY OBLIGATIONS 15.7%

Treasury Inflation Protected Securities (a)
2.000% due 01/15/2026	433	429
2.375% due 01/15/2025	342	358

U.S. Treasury Bonds
4.375% due 02/15/2038	300	293
5.000% due 05/15/2037	5,500	5,928
6.000% due 02/15/2026	3,800	4,452
8.750% due 08/15/2020	300	423

U.S. Treasury Strips
0.000% due 08/15/2019	10,500	6,387
0.000% due 11/15/2019	2,000	1,198
0.000% due 11/15/2026	7,700	3,216
0.000% due 11/15/2028	800	307
0.000% due 02/15/2033	1,700	544

Total U.S. Treasury Obligations (Cost $23,191)		23,535

MORTGAGE-BACKED SECURITIES 10.7%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	400	358

Banc of America Commercial Mortgage, Inc.
5.634% due 07/10/2046	800	772

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	568	542
4.476% due 02/25/2034	88	85
4.747% due 01/25/2034	60	58
4.750% due 10/25/2035	741	713
5.033% due 04/25/2033	424	409
5.304% due 04/25/2033	103	100

Countrywide Alternative Loan Trust
2.692% due 05/25/2035	140	107
5.500% due 10/25/2033	1,298	961

Countrywide Home Loan Mortgage Pass-Through Trust
2.802% due 03/25/2035	256	198
2.822% due 06/25/2035	2,244	1,979

CS First Boston Mortgage Securities Corp.
5.097% due 07/25/2033	82	78
6.763% due 11/25/2032	12	12

First Horizon Asset Securities, Inc.
4.384% due 12/25/2033	109	106

First Republic Mortgage Loan Trust
2.821% due 11/15/2031	171	158

GMAC Mortgage Corp. Loan Trust
4.305% due 06/25/2034	93	75

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GS Mortgage Securities Corp. II
2.540% due 03/06/2020	$159	$149
5.560% due 11/10/2039	5,000	4,796

Harborview Mortgage Loan Trust
2.628% due 04/19/2038	145	101
2.702% due 05/19/2035	106	81
5.219% due 07/19/2035	187	184

Impac CMB Trust
5.749% due 09/25/2034	555	509

JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	600	572

MASTR Asset Securitization Trust
5.500% due 09/25/2033	395	370

Residential Accredit Loans, Inc.
2.882% due 01/25/2033	33	29
2.882% due 03/25/2033	76	71
6.000% due 06/25/2036	260	229

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	64	63

Sequoia Mortgage Trust
2.829% due 07/20/2033	239	214

Structured Adjustable Rate Mortgage Loan Trust
2.702% due 05/25/2037	341	245

Structured Asset Mortgage Investments, Inc.
2.582% due 09/25/2047	307	293
2.812% due 09/19/2032	242	221
2.902% due 10/19/2033	63	59

Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	69	65
5.572% due 10/15/2048	300	288

WaMu Mortgage Pass-Through Certificates
2.712% due 04/25/2045	101	80
4.528% due 08/25/2046	640	490
4.780% due 10/25/2046	179	139
4.928% due 08/25/2042	9	8

Washington Mutual MSC Mortgage Pass-Through Certificates
6.544% due 05/25/2033	16	13
6.574% due 02/25/2033	6	6
6.773% due 02/25/2031	13	13
6.792% due 02/25/2033	7	7

Total Mortgage-Backed Securities (Cost $17,421)		16,006

ASSET-BACKED SECURITIES 4.4%

Argent Securities, Inc.
2.532% due 10/25/2036	192	187

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
2.982% due 11/25/2042	$214	$180

Chase Credit Card Master Trust
2.641% due 09/15/2011	300	299

Chase Issuance Trust
3.121% due 11/15/2011	700	702
3.371% due 05/16/2011	400	402

Credit-Based Asset Servicing & Securitization LLC
2.572% due 12/25/2037	119	114

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 03/25/2037	189	181

First USA Credit Card Master Trust
2.641% due 04/18/2011	1,400	1,400

Ford Credit Auto Owner Trust
3.371% due 01/15/2011	700	702

Fremont Home Loan Trust
2.532% due 10/25/2036	446	435

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	642	616

Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037	130	129

LA Arena Funding LLC
7.656% due 12/15/2026	83	82

MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036	246	240

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	118	114

Morgan Stanley ABS Capital I
2.602% due 02/25/2036	171	169

Renaissance Home Equity Loan Trust
2.922% due 08/25/2033	10	9
2.982% due 12/25/2033	63	52

SLM Student Loan Trust
2.910% due 10/27/2014	41	41
2.920% due 04/25/2017	263	262
3.030% due 04/25/2017	96	96

Specialty Underwriting & Residential Finance
3.162% due 01/25/2034	12	10

Structured Asset Securities Corp.
2.772% due 01/25/2033	22	18

Wells Fargo Home Equity Trust
2.532% due 01/25/2037	112	110

Total Asset-Backed Securities (Cost $6,682)		6,550

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 1.1%

Israel Government AID Bond
0.000% due 05/15/2021	$700	$375
0.000% due 02/15/2023	300	146
0.000% due 05/15/2023	2,300	1,105

Total Sovereign Issues (Cost $1,656)		1,626

SHORT-TERM INSTRUMENTS 11.4%

CERTIFICATES OF DEPOSIT 0.2%

Wachovia Bank N.A.
2.654% due 10/03/2008	300	299

COMMERCIAL PAPER 9.7%

Bank of America Corp.
2.700% due 08/05/2008	3,100	3,092

Federal Home Loan Bank
2.000% due 07/01/2008	7,500	7,500

General Electric Capital Corp.
2.450% due 08/01/2008	4,000	3,992

		14,584

REPURCHASE AGREEMENTS 1.5%

Deutsche Bank AG
1.500% due 07/01/2008	900	900
(Dated 06/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $921. Repurchase proceeds are $900.)

State Street Bank and Trust Co.
1.650% due 07/01/2008	1,392	1,392

(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $1,424. Repurchase proceeds are $1,392.)
		2,292

Total Short-Term Instruments (Cost $17,176)		17,175

PURCHASED OPTIONS (d) 0.0%
(Cost $105)		41

Total Investments 98.6% (Cost $148,196)		$147,880

Written Options (e) (0.0%) (Premiums $102)		(58)

Other Assets and Liabilities (Net) 1.4%		2,083

Net Assets 100.0%		$149,905

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Cash of $1,539 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2009	63	$(25)
90-Day Eurodollar March Futures	Long	03/2009	31	(11)
U.S. Treasury 5-Year Note September Futures	Long	09/2008	47	4
U.S. Treasury 10-Year Note September Futures	Long	09/2008	54	23
U.S. Treasury 30-Year Bond September Futures	Long	09/2008	484	873

				$864

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(c)	Swap agreements outstanding on June 30, 2008:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	BOA	$8,900	$(21)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB	4,600	(12)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH	300	(2)
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS	5,900	(4)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	DUB	1,200	19
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	1,900	37

						$17

(d)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$1,000	$11	$5
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	500	5	2
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	500	5	2
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	3
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	3,200	28	9
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	2,400	26	7
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,000	11	5
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,200	13	8

							$105	$41

(e)	Written options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$300	$10	$7
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	100	3	1
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	100	3	2
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	7	4
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	200	6	4
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	1,100	27	14
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	800	24	11
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	6
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	400	12	9

							$102	$58

Transactions in written call and put options for the period ended June 30, 2008:
	Notional Amount	Premium
Balance at 12/31/2007	$ 8,500	$159
Sales	3,500	102
Closing Buys	(5,600)	(90)
Expirations	(2,900)	(69)
Exercised	0	0

Balance at 06/30/2008	$ 3,500	$102

(f)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	07/01/2038	$11,000	$10,913	$10,844
Fannie Mae	6.000%	07/01/2038	4,747	4,794	4,789
Freddie Mac	5.000%	07/01/2038	7,000	6,663	6,708

				$22,370	$22,341

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Long-Term U.S. Government Portfolio  (Cont.)

(g)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$147,045	$835	$147,880
Other Financial Instruments ++	864	(22,382)	0	(21,518)

Total	$864	$124,663	$835	$126,362

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$ 895	$(35)	$(1)	$(24)	$0	$835
Other Financial Instruments ++	0	0	0	0	0	0

Total	$ 895	$(35)	$(1)	$(24)	$0	$835

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

Semiannual Report	June 30, 2008	13

Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(g) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(h) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(i) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

(j) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(k) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Semiannual Report	June 30, 2008	15

Notes to Financial Statements (Cont.)

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(l) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(m) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage

Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(n) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified,

to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$150,263	$140,765	$17,053	$594

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	96	$1,056	61	$620
Administrative Class	2,529	28,385	3,084	32,290
Issued as reinvestment of distributions
Institutional Class	2	21	3	34
Administrative Class	231	2,575	477	4,987
Cost of shares redeemed
Institutional Class	(29)	(322)	(23)	(241)
Administrative Class	(707)	(7,877)	(1,753)	(18,363)
Net increase resulting from Portfolio share transactions	2,122	$23,838	1,849	$19,327

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	4	97

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 1,838	$ (2,154)	$ (316)

18	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	19

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

20	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Low Duration Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Corporate Bonds & Notes	34.5%
U.S. Government Agencies	25.0%
Short-Term Instruments	15.8%
Asset-Backed Securities	11.8%
Mortgage-Backed Securities	10.8%
Other	2.1%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (02/16/99)**
PIMCO Low Duration Portfolio Administrative Class	1.13%	6.89%	3.02%	4.48%
Merrill Lynch 1-3 Year U.S. Treasury Index±	2.10%	7.30%	3.29%	4.58%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 02/16/99. Index comparisons began on 02/28/99.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.65% for Administrative Class shares.

± Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,011.28	$1,021.53
Expenses Paid During Period à	$3.35	$3.37

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income securities of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

»	Above-index duration exposure during the period benefited performance as interest rates declined.

»	The Portfolio’s emphasis at the shorter end of the yield curve added to returns as short-term yields fell more than long-term yields.

»	An emphasis on mortgage-backed securities detracted from returns as the sector underperformed U.S. Treasuries.

»	Exposure to the high yield and corporate sectors detracted from performance as the sectors underperformed U.S. Treasuries.

»	Tactical exposure to non-U.S. issues, with a focus on shorter-maturity U.K. securities, detracted from returns as these positions underperformed comparable U.S. Treasuries during the period.

»	Exposure to a basket of currencies contributed to performance as the U.S. dollar weakened during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Administrative Class
Net asset value beginning of year or period	$10.30	$10.06	$10.09	$10.30	$10.27	$10.23
Net investment income (a)	0.20	0.48	0.43	0.29	0.13	0.13
Net realized/unrealized gain (loss) on investments	(0.08)	0.24	(0.04)	(0.18)	0.06	0.11
Total income from investment operations	0.12	0.72	0.39	0.11	0.19	0.24
Dividends from net investment income	(0.21)	(0.48)	(0.42)	(0.29)	(0.13)	(0.19)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.03)	(0.03)	(0.01)
Total distributions	(0.21)	(0.48)	(0.42)	(0.32)	(0.16)	(0.20)
Net asset value end of year or period	$10.21	$10.30	$10.06	$10.09	$10.30	$10.27
Total return	1.13%	7.36%	3.97%	1.01%	1.85%	2.34%
Net assets end of year or period (000s)	$1,513,360	$1,412,835	$764,846	$458,677	$281,711	$115,419
Ratio of expenses to average net assets	0.67%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	3.93%*	4.72%	4.24%	2.83%	1.24%	1.30%
Portfolio turnover rate	104%	72%	200%	184%	483%	284%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Low Duration Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$1,542,435
Repurchase agreements, at value	12,911
Deposits with counterparty	8,512
Foreign currency, at value	4,333
Receivable for investments sold	45,930
Receivable for Portfolio shares sold	3,687
Interest and dividends receivable	7,942
Variation margin receivable	121
Swap premiums paid	1,983
Unrealized appreciation on foreign currency contracts	5,470
Unrealized appreciation on swap agreements	1,568
1,634,892

Liabilities:
Payable for investments purchased	$32,586
Payable for Portfolio shares redeemed	535
Payable for short sales	44,019
Written options outstanding	1,032
Dividends payable	7
Accrued investment advisory fee	304
Accrued administrative fee	304
Accrued servicing fee	168
Variation margin payable	367
Swap premiums received	3,276
Unrealized depreciation on foreign currency contracts	2,853
Unrealized depreciation on swap agreements	7,556
93,007

Net Assets	$1,541,885

Net Assets Consist of:
Paid in capital	$1,533,013
Undistributed net investment income	3,742
Accumulated undistributed net realized gain	27,500
Net unrealized (depreciation)	(22,370)
$1,541,885

Net Assets:
Institutional Class	$27,434
Administrative Class	1,513,360
Advisor Class	1,091

Shares Issued and Outstanding:
Institutional Class	2,686
Administrative Class	148,200
Advisor Class	107

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.21
Administrative Class	10.21
Advisor Class	10.21

Cost of Investments Owned	$1,570,219
Cost of Repurchase Agreements Owned	$12,911
Cost of Foreign Currency Held	$4,330
Proceeds Received on Short Sales	$43,696
Premiums Received on Written Options	$1,873

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Low Duration Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$34,066
Dividends	563
Miscellaneous income	10
Total Income	34,639

Expenses:
Investment advisory fees	1,875
Administrative fees	1,875
Servicing fees – Administrative Class	1,104
Distribution and/or servicing fees – Advisor Class	1
Trustees’ fees	10
Interest expense	121
Total Expenses	4,986

Net Investment Income	29,653

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	8,037
Net realized gain on futures contracts, written options and swaps	27,952
Net realized gain on foreign currency transactions	4,302
Net change in unrealized (depreciation) on investments	(27,363)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(24,421)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,819)
Net (Loss)	(13,312)

Net Increase in Net Assets Resulting from Operations	$16,341

*Foreign tax withholdings	$13

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Low Duration Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$29,653	$50,499
Net realized gain (loss)	40,291	(2,023)
Net change in unrealized appreciation (depreciation)	(53,603)	34,071
Net increase resulting from operations	16,341	82,547

Distributions to Shareholders:
From net investment income
Institutional Class	(587)	(1,209)
Administrative Class	(29,825)	(49,793)
Advisor Class	(10)	(10)

Total Distributions	(30,422)	(51,012)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	3,475	15,321
Administrative Class	244,826	731,748
Advisor Class	996	477
Issued as reinvestment of distributions
Institutional Class	587	1,209
Administrative Class	29,768	49,701
Advisor Class	10	10
Cost of shares redeemed
Institutional Class	(7,038)	(12,364)
Administrative Class	(160,199)	(164,427)
Advisor Class	(214)	(375)
Net increase resulting from Portfolio share transactions	112,211	621,300

Total Increase in Net Assets	98,130	652,835

Net Assets:
Beginning of period	1,443,755	790,920
End of period*	$1,541,885	$1,443,755

*Including undistributed net investment income of:	$3,742	$4,511

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Low Duration Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
6.780% due 08/03/2012	$4,962	$4,110

Total Bank Loan Obligations (Cost $4,746)		4,110

CORPORATE BONDS & NOTES 34.9%

BANKING & FINANCE 26.4%

Allstate Life Global Funding Trusts
2.841% due 03/23/2009	800	797

American Express Bank FSB
2.481% due 10/16/2008	2,000	1,998
2.541% due 06/22/2009	1,300	1,291
2.542% due 10/20/2009	2,100	2,073

American Express Centurion Bank
2.495% due 06/12/2009	1,900	1,885
2.631% due 11/16/2009	1,400	1,378

American Express Credit Corp.
2.508% due 11/09/2009	1,100	1,074

American International Group, Inc.
2.521% due 06/16/2009	5,200	5,106

ANZ National International Ltd.
2.798% due 08/07/2009	1,500	1,497

Bank of America Corp.
2.904% due 11/06/2009	900	892
8.000% due 12/29/2049	30,700	28,835

Bank of America N.A.
2.638% due 02/27/2009	700	698

Bank of Ireland
2.819% due 12/19/2008	3,100	3,099
2.862% due 12/18/2009	1,120	1,109

Bank of New York Mellon Corp.
3.184% due 02/05/2010	8,700	8,698

Bank of Scotland PLC
2.756% due 07/17/2009	2,200	2,199

Bear Stearns Cos., Inc.
2.768% due 08/21/2009	4,700	4,647
2.839% due 05/18/2010	14,000	13,672
2.891% due 03/30/2009	2,900	2,875
2.979% due 07/16/2009	1,300	1,285
3.129% due 01/31/2011	7,700	7,477

Calabash Re Ltd.
11.214% due 01/08/2010	1,400	1,400
13.714% due 01/08/2010	1,900	1,951

Capital One Financial Corp.
2.976% due 09/10/2009	13,700	12,785

Caterpillar Financial Services Corp.
2.766% due 03/10/2009	6,400	6,388
2.779% due 05/18/2009	5,480	5,464

CIT Group, Inc.
2.787% due 06/08/2009	7,700	7,124
2.826% due 08/15/2008	10,300	10,289
2.839% due 08/17/2009	2,200	2,003
2.959% due 12/19/2008	400	396

Citigroup Funding, Inc.
2.809% due 06/26/2009	1,400	1,381

Citigroup Global Markets Holdings, Inc.
2.914% due 03/17/2009	1,800	1,783

Citigroup, Inc.
2.831% due 12/28/2009	4,000	3,903
2.848% due 12/26/2008	100	100
2.939% due 01/30/2009	1,400	1,387
5.500% due 04/11/2013	7,100	6,939

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Financial Corp.
2.868% due 01/05/2009	$15,000	$14,708

Credit Agricole S.A.
2.646% due 05/28/2009	1,500	1,494
2.694% due 05/28/2010	1,700	1,683

Deutsche Bank Capital Funding Trust I
7.872% due 12/29/2049	14,600	14,697

DnB NOR Bank ASA
2.780% due 10/13/2009	8,400	8,406

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	300	256
5.800% due 01/12/2009	500	477
7.375% due 10/28/2009	1,400	1,276
7.375% due 02/01/2011	100	81
7.875% due 06/15/2010	300	259

General Electric Capital Corp.
2.746% due 08/15/2011	5,500	5,419
2.788% due 10/06/2010	1,800	1,787
2.888% due 01/20/2010	1,400	1,395
2.928% due 01/08/2016	300	284
3.323% due 02/01/2011	3,500	3,499

GMAC LLC
3.951% due 09/23/2008	1,100	1,083
6.000% due 12/15/2011	300	207

Goldman Sachs Group, Inc.
2.800% due 11/16/2009	600	592
2.841% due 12/23/2008	400	399
2.851% due 03/30/2009	2,900	2,883
2.891% due 12/22/2008	2,100	2,050
3.012% due 07/29/2008	1,700	1,699
3.250% due 07/23/2009	1,300	1,292

HSBC Bank USA N.A.
2.836% due 06/10/2009	1,400	1,394

HSBC Finance Corp.
2.813% due 12/05/2008	1,300	1,295
2.906% due 09/15/2008	500	500
2.966% due 05/10/2010	2,200	2,156

ICICI Bank Ltd.
3.250% due 01/12/2010	2,300	2,231

John Deere Capital Corp.
2.763% due 07/15/2008	1,400	1,400

JPMorgan Chase & Co.
2.981% due 10/02/2009	3,500	3,497

KeyBank N.A.
4.682% due 06/02/2010	2,200	2,193

Keycorp
4.700% due 05/21/2009	5,940	5,858

Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008	1,000	995
2.774% due 04/03/2009	1,700	1,651
2.778% due 08/21/2009	1,600	1,570
2.820% due 11/16/2009	5,200	4,957
2.851% due 12/23/2008	400	392
2.954% due 07/18/2011	1,000	915
3.011% due 12/23/2010	900	844
5.625% due 01/24/2013	1,700	1,611

Longpoint Re Ltd.
8.064% due 05/08/2010	700	700

Merrill Lynch & Co., Inc.
2.756% due 12/04/2009	1,400	1,342
2.808% due 05/08/2009	1,700	1,665

Metropolitan Life Global Funding I
2.759% due 05/17/2010	3,200	3,157
5.125% due 04/10/2013	16,500	16,271

Morgan Stanley
2.820% due 05/07/2009	2,800	2,757

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.844% due 02/09/2009	$1,100	$1,090
2.984% due 01/18/2011	5,000	4,755
3.148% due 01/22/2009	3,700	3,665

Mystic Re Ltd.
8.982% due 12/05/2008	1,800	1,762

National Australia Bank Ltd.
2.731% due 09/11/2009	1,400	1,399
3.208% due 02/08/2010	16,800	16,804

Northern Rock PLC
2.740% due 01/09/2009	16,500	16,399

Pacific Life Global Funding
5.150% due 04/15/2013	9,600	9,507

PNC Bank N.A.
3.323% due 02/01/2010	10,000	9,988

Pricoa Global Funding I
2.957% due 07/27/2009	3,700	3,674

Residential Capital LLC
5.758% due 05/22/2009	2,000	1,450

Residential Reinsurance 2007 Ltd.
12.932% due 06/07/2010	300	301

Santander U.S. Debt S.A. Unipersonal
2.683% due 11/20/2008	700	698
2.861% due 09/19/2008	2,800	2,797

SLM Corp.
3.060% due 07/27/2009	900	844
3.080% due 07/26/2010	700	622

Sun Life Financial Global Funding LP
2.888% due 07/06/2011	9,000	8,894

Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008	1,700	1,699

VTB Capital S.A.
3.384% due 08/01/2008	1,300	1,289

Wachovia Bank N.A.
2.698% due 05/25/2010	6,000	5,776

Wachovia Corp.
2.843% due 10/15/2011	1,100	1,046
7.980% due 12/31/2049	17,400	16,026

Wachovia Mortgage FSB
2.798% due 05/08/2009	7,100	7,058

Wells Fargo & Co.
2.876% due 09/15/2009	900	897
3.342% due 01/29/2010	6,500	6,495

		406,090

INDUSTRIALS 3.8%

Amgen, Inc.
2.726% due 11/28/2008	1,800	1,795

Anadarko Petroleum Corp.
3.176% due 09/15/2009	2,200	2,176

BP AMI Leasing, Inc.
2.819% due 06/26/2009	3,700	3,703

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	200	215

Comcast Corp.
3.010% due 07/14/2009	20,310	20,153

CSC Holdings, Inc.
7.250% due 07/15/2008	3,500	3,509

Daimler Finance North America LLC
3.138% due 03/13/2009	1,600	1,596

Diageo Capital PLC
2.816% due 11/10/2008	2,600	2,595

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Low Duration Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Co.
2.717% due 12/09/2008	$2,600	$2,599

Home Depot, Inc.
2.901% due 12/16/2009	6,200	6,041

Kimberly-Clark Corp.
2.999% due 07/30/2010	3,100	3,088

Time Warner, Inc.
2.915% due 11/13/2009	1,800	1,750

Transocean, Inc.
2.873% due 09/05/2008	1,300	1,298

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,286

Walt Disney Co.
2.779% due 07/16/2010	5,200	5,176

		58,980

UTILITIES 4.7%

BellSouth Corp.
2.776% due 08/15/2008	5,900	5,897

Deutsche Telekom International Finance BV
2.981% due 03/23/2009	14,500	14,403

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	18,700	19,926

NiSource Finance Corp.
3.208% due 11/23/2009	6,600	6,418

Progress Energy, Inc.
3.163% due 01/15/2010	1,600	1,587

Public Service Electric & Gas Co.
3.661% due 03/12/2010	7,000	6,933

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	5,670	5,670
7.000% due 08/03/2009	4,100	4,110

Telecom Italia Capital S.A.
3.344% due 07/18/2011	1,800	1,717

Telefonica Emisones SAU
3.102% due 06/19/2009	1,700	1,691

Verizon Communications, Inc.
2.833% due 04/03/2009	3,800	3,793

		72,145

Total Corporate Bonds & Notes (Cost $545,400)		537,215

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.422% due 07/09/2008	3,000	2,979

Total Commodity Index-Linked Notes (Cost $3,000)		2,979

U.S. GOVERNMENT AGENCIES 25.2%

Fannie Mae
2.542% due 12/25/2036 - 07/25/2037	3,634	3,574
2.602% due 03/25/2034	95	92
2.682% due 10/27/2037	14,100	13,489
2.832% due 09/25/2042 - 03/25/2044	1,282	1,205
2.882% due 05/25/2031 - 11/25/2032	2,947	2,920
4.460% due 05/01/2035	545	550
4.479% due 05/01/2035	421	423
4.490% due 09/01/2035	996	1,001
4.500% due 06/25/2043	565	564
4.551% due 11/01/2035	1,181	1,184
4.627% due 08/01/2035	2,943	2,967

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.646% due 07/01/2035	$444	$450
4.994% due 07/01/2042 - 06/01/2043	1,070	1,069
5.000% due 12/25/2016 - 01/01/2038	63,058	62,632
5.044% due 09/01/2041	522	521
5.194% due 09/01/2040	5	5
5.452% due 03/01/2035	181	185
5.478% due 12/01/2036	69	70
5.500% due 12/01/2009 - 07/01/2038	59,428	59,811
5.529% due 09/01/2034	65	65
5.549% due 07/01/2034	150	150
5.745% due 11/01/2035	286	293
6.000% due 08/01/2016 - 05/01/2038	149,759	151,304
6.500% due 10/01/2037 - 12/25/2042	1,002	1,032

Federal Housing Administration
7.430% due 10/01/2020	8	8

Freddie Mac
2.522% due 12/25/2036	3,789	3,668
2.621% due 07/15/2019 - 10/15/2020	30,496	29,899
2.701% due 02/15/2019	12,806	12,555
2.742% due 08/25/2031	339	330
2.771% due 05/15/2036	993	976
2.821% due 12/15/2030	438	433
2.871% due 06/15/2018	151	150
4.690% due 06/01/2035	1,794	1,791
4.908% due 07/01/2035	829	837
4.994% due 02/25/2045	664	617
5.000% due 10/01/2018 - 12/15/2026	2,526	2,543
5.500% due 08/15/2030	1	1
6.000% due 09/01/2016 - 05/01/2038	1,188	1,202
6.500% due 07/25/2043	138	142

Ginnie Mae
6.000% due 07/01/2038	28,000	28,424

Total U.S. Government Agencies (Cost $390,900)		389,132

MORTGAGE-BACKED SECURITIES 10.9%

Adjustable Rate Mortgage Trust
5.141% due 09/25/2035	1,869	1,786

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,273	1,118
4.390% due 02/25/2045	458	409

Banc of America Funding Corp.
4.110% due 05/25/2035	6,837	6,396
6.141% due 01/20/2047	1,428	1,162

Banc of America Mortgage Securities, Inc.
4.139% due 10/25/2033	151	150
4.719% due 07/25/2034	1,293	1,256
5.185% due 05/25/2033	1,723	1,650
6.500% due 10/25/2031	62	63

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	27,838	26,633
4.550% due 08/25/2035	7,246	6,885
4.676% due 07/25/2034	1,121	1,090
4.747% due 01/25/2034	100	96
4.750% due 10/25/2035	2,026	2,008
4.960% due 01/25/2035	1,302	1,254
5.033% due 04/25/2033	24	23
5.068% due 11/25/2034	2,910	2,821
5.425% due 04/25/2033	48	46
6.736% due 02/25/2033	4	4

Bear Stearns Alt-A Trust
2.642% due 02/25/2034	1,079	777
4.991% due 12/25/2033	1,368	1,219

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.372% due 05/25/2035	$764	$655
5.701% due 09/25/2035	694	573

Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	2,162	1,918

Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	4,355	4,317
5.674% due 01/26/2036	2,098	1,746
5.777% due 12/26/2046	1,159	954

Citigroup Mortgage Loan Trust, Inc.
4.679% due 08/25/2035	2,725	2,430
4.900% due 12/25/2035	561	534

Countrywide Alternative Loan Trust
2.662% due 05/25/2047	1,069	750
2.762% due 02/25/2037	5,376	3,926
4.500% due 06/25/2035	1,328	1,316
6.000% due 10/25/2033	76	73
6.500% due 06/25/2033	2	2

Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035	3,213	3,140
4.799% due 11/25/2034	1,853	1,783
5.250% due 02/20/2036	1,016	811

CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032	4	4
4.938% due 12/15/2040	451	451
5.097% due 07/25/2033	14,246	14,016

First Horizon Alternative Mortgage Securities
5.297% due 09/25/2034	3,103	2,844

First Horizon Asset Securities, Inc.
5.368% due 08/25/2035	1,037	992

GMAC Mortgage Corp. Loan Trust
5.012% due 11/19/2035	613	579

Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	1,191	1,047
2.562% due 01/25/2047	1,392	1,321

Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033	1,477	1,408

GS Mortgage Securities Corp. II
2.540% due 03/06/2020	1,904	1,783

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,901	2,813
6.000% due 03/25/2032	2	2

Harborview Mortgage Loan Trust
2.702% due 05/19/2035	239	181
3.938% due 06/19/2034	11,200	10,945
5.145% due 07/19/2035	1,503	1,388

Impac CMB Trust
3.392% due 07/25/2033	498	448

Indymac Index Mortgage Loan Trust
5.044% due 12/25/2034	692	602

JPMorgan Mortgage Trust
5.020% due 02/25/2035	1,099	1,037

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	618	620

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	177	169

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	1,409	1,392

MASTR Asset Securitization Trust
5.500% due 09/25/2033	72	67

Mellon Residential Funding Corp.
2.994% due 06/15/2030	432	408

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	680	547

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035	$510	$442
3.482% due 10/25/2035	339	314
4.250% due 10/25/2035	1,893	1,811
4.546% due 01/25/2029	72	71

Morgan Stanley Capital I
2.542% due 10/15/2020	1,797	1,679

Prime Mortgage Trust
2.882% due 02/25/2019	15	14
2.882% due 02/25/2034	56	51

Residential Funding Mortgage Securities I
5.209% due 09/25/2035	1,950	1,711

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	205	191

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	862	808
4.928% due 01/25/2035	551	522
5.305% due 08/25/2034	1,075	1,015
5.349% due 01/25/2035	2,110	2,061
5.537% due 08/25/2035	620	555

Structured Asset Mortgage Investments, Inc.
2.582% due 09/25/2047	2,761	2,633
2.732% due 07/19/2035	1,435	1,192
2.762% due 02/25/2036	339	259
2.812% due 09/19/2032	12	11

Structured Asset Securities Corp.
5.432% due 10/25/2035	1,131	1,031

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	1,059	1,014
2.602% due 09/25/2046	2,578	2,487

Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020	2,577	2,386
2.561% due 09/15/2021	3,431	3,238

WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045	312	251
2.772% due 10/25/2045	1,741	1,359
4.134% due 08/25/2034	6,946	6,841
4.258% due 01/25/2047	683	516
4.361% due 02/27/2034	63	58
4.728% due 11/25/2042	158	146
4.928% due 06/25/2042	101	92
4.928% due 08/25/2042	377	338
4.990% due 05/25/2041	115	106
5.028% due 09/25/2046	936	731

Wells Fargo Mortgage-Backed Securities Trust
4.945% due 01/25/2035	2,412	2,343
4.950% due 03/25/2036	1,279	1,233
4.993% due 12/25/2034	1,826	1,777

Total Mortgage-Backed Securities (Cost $177,445)		168,125

ASSET-BACKED SECURITIES 11.9%

Accredited Mortgage Loan Trust
2.522% due 09/25/2036	998	989

ACE Securities Corp.
2.542% due 10/25/2036	1,009	989

Amortizing Residential Collateral Trust
2.772% due 07/25/2032	13	11

Argent Securities, Inc.
2.532% due 09/25/2036	279	276

Asset-Backed Funding Certificates
2.542% due 10/25/2036	811	804
2.542% due 01/25/2037	693	672

Asset-Backed Securities Corp. Home Equity
2.532% due 12/25/2036	1,135	1,098
2.758% due 09/25/2034	286	245
4.121% due 03/15/2032	277	243

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Atrium CDO Corp.
3.337% due 06/27/2015	$6,153	$5,967

BA Credit Card Trust
3.051% due 04/15/2013	2,000	1,997
3.221% due 08/15/2011	13,400	13,439

Bear Stearns Asset-Backed Securities Trust
3.482% due 10/25/2037	4,897	4,048

Carrington Mortgage Loan Trust
2.582% due 06/25/2037	2,098	2,019
2.732% due 06/25/2035	291	291

Chase Credit Card Master Trust
2.581% due 02/15/2011	2,300	2,299

Chase Issuance Trust
3.371% due 05/16/2011	14,800	14,870

CIT Group Home Equity Loan Trust
2.752% due 06/25/2033	2	1

Citibank Credit Card Issuance Trust
3.361% due 05/18/2011	11,800	11,854

Citigroup Mortgage Loan Trust, Inc.
2.522% due 08/25/2036	99	99
2.542% due 05/25/2037	7,811	7,411
2.542% due 07/25/2045	7,408	6,886
2.582% due 10/25/2036	7,100	6,618

Countrywide Asset-Backed Certificates
2.532% due 01/25/2037	385	383
2.532% due 05/25/2037	8,816	8,587
2.532% due 12/25/2046	228	224
2.532% due 03/25/2047	532	525
2.552% due 06/25/2037	909	893
2.562% due 06/25/2037	777	764
2.592% due 10/25/2046	662	650
2.662% due 09/25/2036	7,161	6,851
2.742% due 05/25/2036	4,234	4,132
2.962% due 12/25/2031	59	45

Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036	865	841

CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032	12	11

Daimler Chrysler Auto Trust
3.298% due 10/08/2010	5,600	5,610

Equity One Asset-Backed Securities, Inc.
3.042% due 11/25/2032	16	14

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036	1,394	1,339

First USA Credit Card Master Trust
2.641% due 04/18/2011	4,400	4,400

Ford Credit Auto Owner Trust
3.071% due 07/15/2010	4,100	4,105

Fremont Home Loan Trust
2.542% due 01/25/2037	797	753
2.552% due 02/25/2037	400	392

GE-WMC Mortgage Securities LLC
2.522% due 08/25/2036	344	335

GSAMP Trust
2.552% due 12/25/2036	1,148	1,113
2.772% due 03/25/2034	117	115

GSR Mortgage Loan Trust
2.582% due 11/25/2030	23	23

HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036	515	507
2.769% due 01/20/2034	2,084	1,847
2.829% due 09/20/2033	175	164

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	$584	$560

Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037	520	514

JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036	319	314
2.542% due 04/01/2037	1,586	1,501

Lehman XS Trust
2.552% due 05/25/2046	234	225
2.562% due 11/25/2046	1,775	1,687
2.602% due 11/25/2036	965	937

Long Beach Mortgage Loan Trust
2.762% due 10/25/2034	34	28

MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036	886	865

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	1,817	1,759

Morgan Stanley ABS Capital I
2.532% due 09/25/2036	2,928	2,892
2.542% due 05/25/2037	2,019	1,956

Nationstar Home Equity Loan Trust
2.602% due 04/25/2037	6,315	6,188

Option One Mortgage Loan Trust
2.532% due 01/25/2037	857	836
2.572% due 04/25/2037	6,860	6,540

Residential Asset Securities Corp.
2.522% due 08/25/2036	144	143
2.552% due 11/25/2036	761	753

Residential Funding Mortgage Securities II, Inc.
2.602% due 05/25/2037	1,881	1,687

Saxon Asset Securities Trust
2.542% due 10/25/2046	349	342

Securitized Asset-Backed Receivables LLC Trust
2.612% due 05/25/2037	1,889	1,753

SLM Student Loan Trust
2.900% due 04/25/2014	2,436	2,431
2.920% due 01/25/2016	94	94
2.920% due 10/25/2016	1,604	1,595
3.170% due 07/25/2013	2,825	2,821
3.220% due 01/25/2015	878	875
3.420% due 10/25/2017	8,300	8,183

Soundview Home Equity Loan Trust
2.532% due 10/25/2036	376	370
2.542% due 11/25/2036	3,276	3,200
2.562% due 01/25/2037	2,840	2,775

Structured Asset Securities Corp.
2.532% due 10/25/2036	1,088	1,063

Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034	37	37

Wells Fargo Home Equity Trust
2.532% due 01/25/2037	449	439

Total Asset-Backed Securities (Cost $188,255)		183,112

SOVEREIGN ISSUES 0.5%

Export-Import Bank of Korea
2.772% due 06/01/2009	2,200	2,181

Korea Development Bank
2.931% due 04/03/2010	6,100	6,087

Total Sovereign Issues (Cost $8,300)		8,268

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Low Duration Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,900	$1,537
12.500% due 01/05/2022		900	549

Total Foreign Currency-Denominated Issues (Cost $2,042)			2,086

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.7%

Bank of America Corp.
7.250% due 12/31/2049		12,000	10,608

Total Convertible Preferred Stocks (Cost $12,000)			10,608

PREFERRED STOCKS 0.3%

DG Funding Trust
5.041% due 12/31/2049		420	4,191

Total Preferred Stocks (Cost $4,462)			4,191

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.9%

CERTIFICATES OF DEPOSIT 0.7%

Calyon Financial, Inc.
2.689% due 01/16/2009		$2,400	2,393

Fortis Bank NY
2.646% due 09/30/2008		1,800	1,787

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
2.957% due 07/28/2008	$3,100	$3,101

Nordea N.A., Inc.
3.046% due 04/09/2009	3,600	3,599

		10,880

COMMERCIAL PAPER 13.9%

Danske Corp.
2.560% due 07/14/2008	38,200	38,165

Federal Home Loan Bank
2.000% due 07/01/2008	15,800	15,800

Rabobank USA Financial Corp.
2.450% due 07/18/2008	57,500	57,433

Royal Bank of Scotland Group PLC
2.600% due 07/10/2008	42,900	42,872

Societe General N.A.
2.750% due 09/25/2008	16,400	16,288

UBS Finance Delaware LLC
2.515% due 08/05/2008	43,700	43,593

		214,151

REPURCHASE AGREEMENTS 0.8%

Deutsche Bank AG
1.500% due 07/01/2008	8,000	8,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $8,152. Repurchase proceeds are $8,000.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fixed Income Clearing Corp.
1.650% due 07/01/2008	$4,911	$4,911
(Dated 06/30/2008. Collateralized by Freddie Mac 3.375% due 04/15/2009 valued at $5,011. Repurchase proceeds are $4,911.)

		12,911

U.S. TREASURY BILLS 0.5%
1.804% due 08/28/2008 - 09/25/2008 (a)(b)	7,000	6,961

Total Short-Term Instruments (Cost $244,938)		244,903

PURCHASED OPTIONS (f) 0.0%
(Cost $1,642)		617

Total Investments 100.9%		$1,555,346
(Cost $1,583,130)

Written Options (g) (0.1%)		(1,032)
(Premiums $1,873)

Other Assets and Liabilities (Net) (0.8%)		(12,429)

Net Assets 100.0%		$1,541,885

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $6,961 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(c)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $53,000 at a weighted average interest rate of 2.391%. On June 30, 2008, there were no open reverse repurchase agreements.
(d)	Cash of $8,512 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	49	$1
90-Day Euribor June Futures	Long	06/2009	49	(10)
90-Day Euribor March Futures	Long	03/2009	49	(3)
90-Day Eurodollar December Futures	Long	12/2008	1,956	7,826
90-Day Eurodollar December Futures	Long	12/2009	159	(416)
90-Day Eurodollar June Futures	Long	06/2009	268	(421)
90-Day Eurodollar March Futures	Long	03/2009	1,137	2,151
90-Day Eurodollar March Futures	Long	03/2010	103	(247)
90-Day Eurodollar September Futures	Long	09/2008	95	55
90-Day Eurodollar September Futures	Long	09/2009	523	221
U.S. Treasury 10-Year Note September Futures	Long	09/2008	3	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	79	(151)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	(149)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	82	(170)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	133	(156)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	477	(379)

				$8,156

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(e)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	$700	$(1)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.360%	06/20/2013	RBS	2,700	(87)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.380%	06/20/2013	GSC	2,700	(85)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	BCLY	4,000	1
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	6,000	46
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	200	(47)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.150%	09/20/2012	LEH	1,200	(246)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	BCLY	600	(115)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	6.800%	09/20/2012	JPM	8,300	(1,365)
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	BCLY	3,000	13
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	900	0
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2009	CITI	1,100	(1)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.900%	12/20/2010	GSC	300	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.780%	03/20/2011	BNP	900	(14)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	06/20/2011	DUB	4,300	(73)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.250%	03/20/2013	BNP	700	(10)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	400	(130)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	100	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	200	(64)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	100	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	200	(63)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	UBS	2,800	(664)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	2,100	(328)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	500	(155)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	1,000	(301)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	900	(249)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	8,900	(17)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	3,800	(75)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	RBS	1,000	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	500	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	RBS	4,000	(36)
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	2,600	(82)
Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	BCLY	3,800	(72)
Multiple Reference Entities of Gazprom	Sell	2.480%	02/20/2013	MSC	6,500	157
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	BCLY	4,000	(9)
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	1,500	28
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	1,000	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC	2,700	(20)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	1,000	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	HSBC	4,000	(52)

						$(4,202)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$18,300	$1,129
Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	CITI	4,968	(166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%		06/20/2012	CITI	1,093	(35)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	MLP	1,100	(79)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	MSC	1,100	(69)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	CITI	500	(30)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	MSC	600	(36)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	DUB	8,500	66
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY	2,900	(5)

							$775

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Low Duration Portfolio  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$16,400	$52
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		22,300	63
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		3,700	(28)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		15,500	(59)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		4,000	(38)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		2,900	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		400	7
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		15,000	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		2,000	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,100	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		200	(3)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,300	(31)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,100	(65)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		900	(43)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		1,300	(63)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		600	(35)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(18)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		3,600	(221)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	16,300	(168)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	5,900	(31)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		3,500	(20)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		3,400	(32)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		3,100	(31)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		700	0
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		200	(9)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	6
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		6,000	(86)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(19)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	4,200	(115)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		2,700	(72)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		1,100	(29)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		3,400	(43)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		3,400	(43)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		1,500	(16)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,400	(11)
Pay	BRL-CDI-Compounded	13.845%	01/02/2012	BCLY		76,100	(1,095)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$5,500	(20)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		34,500	(205)

							$(2,561)

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount		Unrealized Appreciation
JPM	10/2-Year EUR ISDA rate spread	Floor	(0.75%)	Pay	$(17)	12/24/2008	EUR	1,200	$0

(f)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$16,400	$186	$78
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,800	94	41
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,100	65	28
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	17,000	165	79
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	50,900	448	135
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	35,100	379	103
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	20,300	216	94
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	8,400	89	59

							$1,642	$617

(g)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	187	$102	$70
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	187	170	60

				$272	$130

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$5,500	$177	$119
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	2,000	50	28
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	46	27
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,000	66	39
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,700	179	112
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	17,000	424	222
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	11,700	353	158
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,800	220	133
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	2,800	86	64

							$1,601	$902

Transactions	in written call and put options for the period ended June 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	193	$89,900	$1,151
Sales	374	54,900	1,873
Closing Buys	(89)	(89,900)	(1,071)
Expirations	0	0	0
Exercised	(104)	0	(80)

Balance at 06/30/2008	374	$54,900	$1,873

(h)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	07/01/2038	$1,000	$994	$985
Fannie Mae	6.500%	07/01/2038	1,000	1,028	1,030
U.S. Treasury Notes	3.125%	11/30/2009	8,500	8,554	8,623
U.S. Treasury Notes	3.250%	12/31/2009	32,900	33,120	33,381

				$43,696	$44,019

(3)	Market value includes $101 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	1,019	04/2009	$0	$(3)	$(3)
Buy	AUD	306	07/2008	2	0	2
Buy	BRL	4,606	07/2008	63	0	63
Sell		4,606	07/2008	0	(216)	(216)
Buy		44,884	12/2008	3,360	0	3,360
Sell		4,606	12/2008	0	(58)	(58)
Buy	CLP	130,534	12/2008	0	(24)	(24)
Buy	CNY	25,171	11/2008	48	0	48
Sell	EUR	7,879	07/2008	0	(122)	(122)
Sell	GBP	17,842	08/2008	0	(196)	(196)
Buy	INR	16,511	08/2008	0	(35)	(35)
Buy		303,537	11/2008	0	(594)	(594)
Sell	JPY	277,431	07/2008	0	(43)	(43)
Buy	KRW	3,188,498	08/2008	0	(337)	(337)
Sell		3,188,498	08/2008	8	(2)	6
Buy	KWD	77	04/2009	0	(3)	(3)
Buy	MXN	40,470	07/2008	290	0	290
Sell		40,470	07/2008	0	(140)	(140)
Buy	MYR	5,073	11/2008	0	(22)	(22)
Buy		3,308	02/2009	0	(21)	(21)
Buy	PHP	48,294	08/2008	0	(16)	(16)
Buy	PLN	11,325	07/2008	1,189	0	1,189
Sell		11,325	07/2008	0	(782)	(782)
Buy	RUB	140,632	07/2008	325	0	325
Sell		140,632	07/2008	0	(175)	(175)
Buy		36,489	11/2008	76	0	76
Sell		36,489	05/2009	0	(29)	(29)
Buy	SAR	1,043	04/2009	0	(2)	(2)
Buy	SEK	5,098	09/2008	4	0	4
Buy	SGD	7,546	11/2008	100	0	100

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Low Duration Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	ZAR	1,460	07/2008	$0	$(28)	$(28)
Sell		1,460	07/2008	0	(5)	(5)
Buy		1,661	12/2008	5	0	5

				$5,470	$(2,853)	$2,617

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$1,555,338	$8	$1,555,346
Other Financial Instruments ++	8,156	(47,484)	(837)	(40,165)

Total	$8,156	$1,507,854	$(829)	$1,515,181

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$19,412	$(4,146)	$35	$(310)	$(14,983)	$8
Other Financial Instruments ++	(146)	0	0	(579)	(112)	(837)

Total	$19,266	$(4,146)	$35	$(889)	$(15,095)	$(829)

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(l) Short Sales   The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities,

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(o) Commodities Index-Linked/Structured Notes  The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss.

(p) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(q) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S.

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(r) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective,

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,275,253	$1,175,782	$412,690	$100,181

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	334	$3,475	1,514	$15,321
Administrative Class	23,618	244,826	72,534	731,748
Advisor Class	97	996	47	477
Issued as reinvestment of distributions
Institutional Class	56	587	120	1,209
Administrative Class	2,876	29,768	4,910	49,701
Advisor Class	1	10	1	10
Cost of shares redeemed
Institutional Class	(677)	(7,038)	(1,234)	(12,364)
Administrative Class	(15,493)	(160,199)	(16,283)	(164,427)
Advisor Class	(21)	(214)	(37)	(375)
Net increase resulting from Portfolio share transactions	10,791	$112,211	61,572	$621,300

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	100
Administrative Class	2	75
Advisor Class	3	97

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc.

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 2,353	$ (30,137)	$ (27,784)

Semiannual Report	June 30, 2008	23

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

24	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	25

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Low Duration Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Corporate Bonds & Notes	34.5%
U.S. Government Agencies	25.0%
Short-Term Instruments	15.8%
Asset-Backed Securities	11.8%
Mortgage-Backed Securities	10.8%
Other	2.1%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (04/10/00)**
PIMCO Low Duration Portfolio Institutional Class	1.20%	7.05%	3.17%	4.79%
Merrill Lynch 1-3 Year U.S. Treasury Index±	2.10%	7.30%	3.29%	4.65%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.50% for Institutional Class shares.

± Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,012.04	$1,022.28
Expenses Paid During Periodà	$2.60	$2.61

à Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income securities of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

»	Above-index duration exposure during the period benefited performance as interest rates declined.

»	The Portfolio’s emphasis at the shorter end of the yield curve added to returns as short-term yields fell more than long-term yields.

»	An emphasis on mortgage-backed securities detracted from returns as the sector underperformed U.S. Treasuries.

»	Exposure to the high yield and corporate sectors detracted from performance as the sectors underperformed U.S. Treasuries.

»	Tactical exposure to non-U.S. issues, with a focus on shorter-maturity U.K. securities, detracted from returns as these positions underperformed comparable U.S. Treasuries during the period.

»	Exposure to a basket of currencies contributed to performance as the U.S. dollar weakened during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Institutional Class
Net asset value beginning of year or period	$10.30	$10.06	$10.09	$10.30	$10.27	$10.23
Net investment income (a)	0.21	0.49	0.44	0.30	0.15	0.17
Net realized/unrealized gain (loss) on investments	(0.08)	0.25	(0.03)	(0.18)	0.05	0.08
Total income from investment operations	0.13	0.74	0.41	0.12	0.20	0.25
Dividends from net investment income	(0.22)	(0.50)	(0.44)	(0.30)	(0.14)	(0.20)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.03)	(0.03)	(0.01)
Total distributions	(0.22)	(0.50)	(0.44)	(0.33)	(0.17)	(0.21)
Net asset value end of year or period	$10.21	$10.30	$10.06	$10.09	$10.30	$10.27
Total return	1.20%	7.52%	4.13%	1.16%	2.00%	2.49%
Net assets end of year or period (000s)	$27,434	$30,612	$25,886	$18,093	$12,252	$11
Ratio of expenses to average net assets	0.52%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	4.09%*	4.86%	4.37%	2.92%	1.49%	1.68%
Portfolio turnover rate	104%	72%	200%	184%	483%	284%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Low Duration Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$1,542,435
Repurchase agreements, at value	12,911
Deposits with counterparty	8,512
Foreign currency, at value	4,333
Receivable for investments sold	45,930
Receivable for Portfolio shares sold	3,687
Interest and dividends receivable	7,942
Variation margin receivable	121
Swap premiums paid	1,983
Unrealized appreciation on foreign currency contracts	5,470
Unrealized appreciation on swap agreements	1,568
1,634,892

Liabilities:
Payable for investments purchased	$32,586
Payable for Portfolio shares redeemed	535
Payable for short sales	44,019
Written options outstanding	1,032
Dividends payable	7
Accrued investment advisory fee	304
Accrued administrative fee	304
Accrued servicing fee	168
Variation margin payable	367
Swap premiums received	3,276
Unrealized depreciation on foreign currency contracts	2,853
Unrealized depreciation on swap agreements	7,556
93,007

Net Assets	$1,541,885

Net Assets Consist of:
Paid in capital	$1,533,013
Undistributed net investment income	3,742
Accumulated undistributed net realized gain	27,500
Net unrealized (depreciation)	(22,370)
$1,541,885

Net Assets:
Institutional Class	$27,434
Administrative Class	1,513,360
Advisor Class	1,091

Shares Issued and Outstanding:
Institutional Class	2,686
Administrative Class	148,200
Advisor Class	107

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.21
Administrative Class	10.21
Advisor Class	10.21

Cost of Investments Owned	$1,570,219
Cost of Repurchase Agreements Owned	$12,911
Cost of Foreign Currency Held	$4,330
Proceeds Received on Short Sales	$43,696
Premiums Received on Written Options	$1,873

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Low Duration Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$34,066
Dividends	563
Miscellaneous income	10
Total Income	34,639

Expenses:
Investment advisory fees	1,875
Administrative fees	1,875
Servicing fees – Administrative Class	1,104
Distribution and/or servicing fees – Advisor Class	1
Trustees’ fees	10
Interest expense	121
Total Expenses	4,986

Net Investment Income	29,653

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	8,037
Net realized gain on futures contracts, written options and swaps	27,952
Net realized gain on foreign currency transactions	4,302
Net change in unrealized (depreciation) on investments	(27,363)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(24,421)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,819)
Net (Loss)	(13,312)

Net Increase in Net Assets Resulting from Operations	$16,341

*Foreign tax withholdings	$13

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Low Duration Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$29,653	$50,499
Net realized gain (loss)	40,291	(2,023)
Net change in unrealized appreciation (depreciation)	(53,603)	34,071
Net increase resulting from operations	16,341	82,547

Distributions to Shareholders:
From net investment income
Institutional Class	(587)	(1,209)
Administrative Class	(29,825)	(49,793)
Advisor Class	(10)	(10)

Total Distributions	(30,422)	(51,012)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	3,475	15,321
Administrative Class	244,826	731,748
Advisor Class	996	477
Issued as reinvestment of distributions
Institutional Class	587	1,209
Administrative Class	29,768	49,701
Advisor Class	10	10
Cost of shares redeemed
Institutional Class	(7,038)	(12,364)
Administrative Class	(160,199)	(164,427)
Advisor Class	(214)	(375)
Net increase resulting from Portfolio share transactions	112,211	621,300

Total Increase in Net Assets	98,130	652,835

Net Assets:
Beginning of period	1,443,755	790,920
End of period*	$1,541,885	$1,443,755

*Including undistributed net investment income of:	$3,742	$4,511

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Low Duration Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
6.780% due 08/03/2012	$4,962	$4,110

Total Bank Loan Obligations (Cost $4,746)		4,110

CORPORATE BONDS & NOTES 34.9%

BANKING & FINANCE 26.4%

Allstate Life Global Funding Trusts
2.841% due 03/23/2009	800	797

American Express Bank FSB
2.481% due 10/16/2008	2,000	1,998
2.541% due 06/22/2009	1,300	1,291
2.542% due 10/20/2009	2,100	2,073

American Express Centurion Bank
2.495% due 06/12/2009	1,900	1,885
2.631% due 11/16/2009	1,400	1,378

American Express Credit Corp.
2.508% due 11/09/2009	1,100	1,074

American International Group, Inc.
2.521% due 06/16/2009	5,200	5,106

ANZ National International Ltd.
2.798% due 08/07/2009	1,500	1,497

Bank of America Corp.
2.904% due 11/06/2009	900	892
8.000% due 12/29/2049	30,700	28,835

Bank of America N.A.
2.638% due 02/27/2009	700	698

Bank of Ireland
2.819% due 12/19/2008	3,100	3,099
2.862% due 12/18/2009	1,120	1,109

Bank of New York Mellon Corp.
3.184% due 02/05/2010	8,700	8,698

Bank of Scotland PLC
2.756% due 07/17/2009	2,200	2,199

Bear Stearns Cos., Inc.
2.768% due 08/21/2009	4,700	4,647
2.839% due 05/18/2010	14,000	13,672
2.891% due 03/30/2009	2,900	2,875
2.979% due 07/16/2009	1,300	1,285
3.129% due 01/31/2011	7,700	7,477

Calabash Re Ltd.
11.214% due 01/08/2010	1,400	1,400
13.714% due 01/08/2010	1,900	1,951

Capital One Financial Corp.
2.976% due 09/10/2009	13,700	12,785

Caterpillar Financial Services Corp.
2.766% due 03/10/2009	6,400	6,388
2.779% due 05/18/2009	5,480	5,464

CIT Group, Inc.
2.787% due 06/08/2009	7,700	7,124
2.826% due 08/15/2008	10,300	10,289
2.839% due 08/17/2009	2,200	2,003
2.959% due 12/19/2008	400	396

Citigroup Funding, Inc.
2.809% due 06/26/2009	1,400	1,381

Citigroup Global Markets Holdings, Inc.
2.914% due 03/17/2009	1,800	1,783

Citigroup, Inc.
2.831% due 12/28/2009	4,000	3,903
2.848% due 12/26/2008	100	100
2.939% due 01/30/2009	1,400	1,387
5.500% due 04/11/2013	7,100	6,939

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Financial Corp.
2.868% due 01/05/2009	$15,000	$14,708

Credit Agricole S.A.
2.646% due 05/28/2009	1,500	1,494
2.694% due 05/28/2010	1,700	1,683

Deutsche Bank Capital Funding Trust I
7.872% due 12/29/2049	14,600	14,697

DnB NOR Bank ASA
2.780% due 10/13/2009	8,400	8,406

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	300	256
5.800% due 01/12/2009	500	477
7.375% due 10/28/2009	1,400	1,276
7.375% due 02/01/2011	100	81
7.875% due 06/15/2010	300	259

General Electric Capital Corp.
2.746% due 08/15/2011	5,500	5,419
2.788% due 10/06/2010	1,800	1,787
2.888% due 01/20/2010	1,400	1,395
2.928% due 01/08/2016	300	284
3.323% due 02/01/2011	3,500	3,499

GMAC LLC
3.951% due 09/23/2008	1,100	1,083
6.000% due 12/15/2011	300	207

Goldman Sachs Group, Inc.
2.800% due 11/16/2009	600	592
2.841% due 12/23/2008	400	399
2.851% due 03/30/2009	2,900	2,883
2.891% due 12/22/2008	2,100	2,050
3.012% due 07/29/2008	1,700	1,699
3.250% due 07/23/2009	1,300	1,292

HSBC Bank USA N.A.
2.836% due 06/10/2009	1,400	1,394

HSBC Finance Corp.
2.813% due 12/05/2008	1,300	1,295
2.906% due 09/15/2008	500	500
2.966% due 05/10/2010	2,200	2,156

ICICI Bank Ltd.
3.250% due 01/12/2010	2,300	2,231

John Deere Capital Corp.
2.763% due 07/15/2008	1,400	1,400

JPMorgan Chase & Co.
2.981% due 10/02/2009	3,500	3,497

KeyBank N.A.
4.682% due 06/02/2010	2,200	2,193

Keycorp
4.700% due 05/21/2009	5,940	5,858

Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008	1,000	995
2.774% due 04/03/2009	1,700	1,651
2.778% due 08/21/2009	1,600	1,570
2.820% due 11/16/2009	5,200	4,957
2.851% due 12/23/2008	400	392
2.954% due 07/18/2011	1,000	915
3.011% due 12/23/2010	900	844
5.625% due 01/24/2013	1,700	1,611

Longpoint Re Ltd.
8.064% due 05/08/2010	700	700

Merrill Lynch & Co., Inc.
2.756% due 12/04/2009	1,400	1,342
2.808% due 05/08/2009	1,700	1,665

Metropolitan Life Global Funding I
2.759% due 05/17/2010	3,200	3,157
5.125% due 04/10/2013	16,500	16,271

Morgan Stanley
2.820% due 05/07/2009	2,800	2,757

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.844% due 02/09/2009	$1,100	$1,090
2.984% due 01/18/2011	5,000	4,755
3.148% due 01/22/2009	3,700	3,665

Mystic Re Ltd.
8.982% due 12/05/2008	1,800	1,762

National Australia Bank Ltd.
2.731% due 09/11/2009	1,400	1,399
3.208% due 02/08/2010	16,800	16,804

Northern Rock PLC
2.740% due 01/09/2009	16,500	16,399

Pacific Life Global Funding
5.150% due 04/15/2013	9,600	9,507

PNC Bank N.A.
3.323% due 02/01/2010	10,000	9,988

Pricoa Global Funding I
2.957% due 07/27/2009	3,700	3,674

Residential Capital LLC
5.758% due 05/22/2009	2,000	1,450

Residential Reinsurance 2007 Ltd.
12.932% due 06/07/2010	300	301

Santander U.S. Debt S.A. Unipersonal
2.683% due 11/20/2008	700	698
2.861% due 09/19/2008	2,800	2,797

SLM Corp.
3.060% due 07/27/2009	900	844
3.080% due 07/26/2010	700	622

Sun Life Financial Global Funding LP
2.888% due 07/06/2011	9,000	8,894

Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008	1,700	1,699

VTB Capital S.A.
3.384% due 08/01/2008	1,300	1,289

Wachovia Bank N.A.
2.698% due 05/25/2010	6,000	5,776

Wachovia Corp.
2.843% due 10/15/2011	1,100	1,046
7.980% due 12/31/2049	17,400	16,026

Wachovia Mortgage FSB
2.798% due 05/08/2009	7,100	7,058

Wells Fargo & Co.
2.876% due 09/15/2009	900	897
3.342% due 01/29/2010	6,500	6,495

		406,090

INDUSTRIALS 3.8%

Amgen, Inc.
2.726% due 11/28/2008	1,800	1,795

Anadarko Petroleum Corp.
3.176% due 09/15/2009	2,200	2,176

BP AMI Leasing, Inc.
2.819% due 06/26/2009	3,700	3,703

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	200	215

Comcast Corp.
3.010% due 07/14/2009	20,310	20,153

CSC Holdings, Inc.
7.250% due 07/15/2008	3,500	3,509

Daimler Finance North America LLC
3.138% due 03/13/2009	1,600	1,596

Diageo Capital PLC
2.816% due 11/10/2008	2,600	2,595

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Low Duration Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Co.
2.717% due 12/09/2008	$2,600	$2,599

Home Depot, Inc.
2.901% due 12/16/2009	6,200	6,041

Kimberly-Clark Corp.
2.999% due 07/30/2010	3,100	3,088

Time Warner, Inc.
2.915% due 11/13/2009	1,800	1,750

Transocean, Inc.
2.873% due 09/05/2008	1,300	1,298

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,286

Walt Disney Co.
2.779% due 07/16/2010	5,200	5,176

		58,980

UTILITIES 4.7%

BellSouth Corp.
2.776% due 08/15/2008	5,900	5,897

Deutsche Telekom International Finance BV
2.981% due 03/23/2009	14,500	14,403

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	18,700	19,926

NiSource Finance Corp.
3.208% due 11/23/2009	6,600	6,418

Progress Energy, Inc.
3.163% due 01/15/2010	1,600	1,587

Public Service Electric & Gas Co.
3.661% due 03/12/2010	7,000	6,933

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	5,670	5,670
7.000% due 08/03/2009	4,100	4,110

Telecom Italia Capital S.A.
3.344% due 07/18/2011	1,800	1,717

Telefonica Emisones SAU
3.102% due 06/19/2009	1,700	1,691

Verizon Communications, Inc.
2.833% due 04/03/2009	3,800	3,793

		72,145

Total Corporate Bonds & Notes (Cost $545,400)		537,215

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.422% due 07/09/2008	3,000	2,979

Total Commodity Index-Linked Notes (Cost $3,000)		2,979

U.S. GOVERNMENT AGENCIES 25.2%

Fannie Mae
2.542% due 12/25/2036 - 07/25/2037	3,634	3,574
2.602% due 03/25/2034	95	92
2.682% due 10/27/2037	14,100	13,489
2.832% due 09/25/2042 - 03/25/2044	1,282	1,205
2.882% due 05/25/2031 - 11/25/2032	2,947	2,920
4.460% due 05/01/2035	545	550
4.479% due 05/01/2035	421	423
4.490% due 09/01/2035	996	1,001
4.500% due 06/25/2043	565	564
4.551% due 11/01/2035	1,181	1,184
4.627% due 08/01/2035	2,943	2,967

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.646% due 07/01/2035	$444	$450
4.994% due 07/01/2042 - 06/01/2043	1,070	1,069
5.000% due 12/25/2016 - 01/01/2038	63,058	62,632
5.044% due 09/01/2041	522	521
5.194% due 09/01/2040	5	5
5.452% due 03/01/2035	181	185
5.478% due 12/01/2036	69	70
5.500% due 12/01/2009 - 07/01/2038	59,428	59,811
5.529% due 09/01/2034	65	65
5.549% due 07/01/2034	150	150
5.745% due 11/01/2035	286	293
6.000% due 08/01/2016 - 05/01/2038	149,759	151,304
6.500% due 10/01/2037 - 12/25/2042	1,002	1,032

Federal Housing Administration
7.430% due 10/01/2020	8	8

Freddie Mac
2.522% due 12/25/2036	3,789	3,668
2.621% due 07/15/2019 - 10/15/2020	30,496	29,899
2.701% due 02/15/2019	12,806	12,555
2.742% due 08/25/2031	339	330
2.771% due 05/15/2036	993	976
2.821% due 12/15/2030	438	433
2.871% due 06/15/2018	151	150
4.690% due 06/01/2035	1,794	1,791
4.908% due 07/01/2035	829	837
4.994% due 02/25/2045	664	617
5.000% due 10/01/2018 - 12/15/2026	2,526	2,543
5.500% due 08/15/2030	1	1
6.000% due 09/01/2016 - 05/01/2038	1,188	1,202
6.500% due 07/25/2043	138	142

Ginnie Mae
6.000% due 07/01/2038	28,000	28,424

Total U.S. Government Agencies (Cost $390,900)		389,132

MORTGAGE-BACKED SECURITIES 10.9%

Adjustable Rate Mortgage Trust
5.141% due 09/25/2035	1,869	1,786

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,273	1,118
4.390% due 02/25/2045	458	409

Banc of America Funding Corp.
4.110% due 05/25/2035	6,837	6,396
6.141% due 01/20/2047	1,428	1,162

Banc of America Mortgage Securities, Inc.
4.139% due 10/25/2033	151	150
4.719% due 07/25/2034	1,293	1,256
5.185% due 05/25/2033	1,723	1,650
6.500% due 10/25/2031	62	63

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	27,838	26,633
4.550% due 08/25/2035	7,246	6,885
4.676% due 07/25/2034	1,121	1,090
4.747% due 01/25/2034	100	96
4.750% due 10/25/2035	2,026	2,008
4.960% due 01/25/2035	1,302	1,254
5.033% due 04/25/2033	24	23
5.068% due 11/25/2034	2,910	2,821
5.425% due 04/25/2033	48	46
6.736% due 02/25/2033	4	4

Bear Stearns Alt-A Trust
2.642% due 02/25/2034	1,079	777
4.991% due 12/25/2033	1,368	1,219

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.372% due 05/25/2035	$764	$655
5.701% due 09/25/2035	694	573

Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	2,162	1,918

Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	4,355	4,317
5.674% due 01/26/2036	2,098	1,746
5.777% due 12/26/2046	1,159	954

Citigroup Mortgage Loan Trust, Inc.
4.679% due 08/25/2035	2,725	2,430
4.900% due 12/25/2035	561	534

Countrywide Alternative Loan Trust
2.662% due 05/25/2047	1,069	750
2.762% due 02/25/2037	5,376	3,926
4.500% due 06/25/2035	1,328	1,316
6.000% due 10/25/2033	76	73
6.500% due 06/25/2033	2	2

Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035	3,213	3,140
4.799% due 11/25/2034	1,853	1,783
5.250% due 02/20/2036	1,016	811

CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032	4	4
4.938% due 12/15/2040	451	451
5.097% due 07/25/2033	14,246	14,016

First Horizon Alternative Mortgage Securities
5.297% due 09/25/2034	3,103	2,844

First Horizon Asset Securities, Inc.
5.368% due 08/25/2035	1,037	992

GMAC Mortgage Corp. Loan Trust
5.012% due 11/19/2035	613	579

Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	1,191	1,047
2.562% due 01/25/2047	1,392	1,321

Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033	1,477	1,408

GS Mortgage Securities Corp. II
2.540% due 03/06/2020	1,904	1,783

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,901	2,813
6.000% due 03/25/2032	2	2

Harborview Mortgage Loan Trust
2.702% due 05/19/2035	239	181
3.938% due 06/19/2034	11,200	10,945
5.145% due 07/19/2035	1,503	1,388

Impac CMB Trust
3.392% due 07/25/2033	498	448

Indymac Index Mortgage Loan Trust
5.044% due 12/25/2034	692	602

JPMorgan Mortgage Trust
5.020% due 02/25/2035	1,099	1,037

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	618	620

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	177	169

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	1,409	1,392

MASTR Asset Securitization Trust
5.500% due 09/25/2033	72	67

Mellon Residential Funding Corp.
2.994% due 06/15/2030	432	408

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	680	547

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035	$510	$442
3.482% due 10/25/2035	339	314
4.250% due 10/25/2035	1,893	1,811
4.546% due 01/25/2029	72	71

Morgan Stanley Capital I
2.542% due 10/15/2020	1,797	1,679

Prime Mortgage Trust
2.882% due 02/25/2019	15	14
2.882% due 02/25/2034	56	51

Residential Funding Mortgage Securities I
5.209% due 09/25/2035	1,950	1,711

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	205	191

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	862	808
4.928% due 01/25/2035	551	522
5.305% due 08/25/2034	1,075	1,015
5.349% due 01/25/2035	2,110	2,061
5.537% due 08/25/2035	620	555

Structured Asset Mortgage Investments, Inc.
2.582% due 09/25/2047	2,761	2,633
2.732% due 07/19/2035	1,435	1,192
2.762% due 02/25/2036	339	259
2.812% due 09/19/2032	12	11

Structured Asset Securities Corp.
5.432% due 10/25/2035	1,131	1,031

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	1,059	1,014
2.602% due 09/25/2046	2,578	2,487

Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020	2,577	2,386
2.561% due 09/15/2021	3,431	3,238

WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045	312	251
2.772% due 10/25/2045	1,741	1,359
4.134% due 08/25/2034	6,946	6,841
4.258% due 01/25/2047	683	516
4.361% due 02/27/2034	63	58
4.728% due 11/25/2042	158	146
4.928% due 06/25/2042	101	92
4.928% due 08/25/2042	377	338
4.990% due 05/25/2041	115	106
5.028% due 09/25/2046	936	731

Wells Fargo Mortgage-Backed Securities Trust
4.945% due 01/25/2035	2,412	2,343
4.950% due 03/25/2036	1,279	1,233
4.993% due 12/25/2034	1,826	1,777

Total Mortgage-Backed Securities (Cost $177,445)		168,125

ASSET-BACKED SECURITIES 11.9%

Accredited Mortgage Loan Trust
2.522% due 09/25/2036	998	989

ACE Securities Corp.
2.542% due 10/25/2036	1,009	989

Amortizing Residential Collateral Trust
2.772% due 07/25/2032	13	11

Argent Securities, Inc.
2.532% due 09/25/2036	279	276

Asset-Backed Funding Certificates
2.542% due 10/25/2036	811	804
2.542% due 01/25/2037	693	672

Asset-Backed Securities Corp. Home Equity
2.532% due 12/25/2036	1,135	1,098
2.758% due 09/25/2034	286	245
4.121% due 03/15/2032	277	243

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Atrium CDO Corp.
3.337% due 06/27/2015	$6,153	$5,967

BA Credit Card Trust
3.051% due 04/15/2013	2,000	1,997
3.221% due 08/15/2011	13,400	13,439

Bear Stearns Asset-Backed Securities Trust
3.482% due 10/25/2037	4,897	4,048

Carrington Mortgage Loan Trust
2.582% due 06/25/2037	2,098	2,019
2.732% due 06/25/2035	291	291

Chase Credit Card Master Trust
2.581% due 02/15/2011	2,300	2,299

Chase Issuance Trust
3.371% due 05/16/2011	14,800	14,870

CIT Group Home Equity Loan Trust
2.752% due 06/25/2033	2	1

Citibank Credit Card Issuance Trust
3.361% due 05/18/2011	11,800	11,854

Citigroup Mortgage Loan Trust, Inc.
2.522% due 08/25/2036	99	99
2.542% due 05/25/2037	7,811	7,411
2.542% due 07/25/2045	7,408	6,886
2.582% due 10/25/2036	7,100	6,618

Countrywide Asset-Backed Certificates
2.532% due 01/25/2037	385	383
2.532% due 05/25/2037	8,816	8,587
2.532% due 12/25/2046	228	224
2.532% due 03/25/2047	532	525
2.552% due 06/25/2037	909	893
2.562% due 06/25/2037	777	764
2.592% due 10/25/2046	662	650
2.662% due 09/25/2036	7,161	6,851
2.742% due 05/25/2036	4,234	4,132
2.962% due 12/25/2031	59	45

Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036	865	841

CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032	12	11

Daimler Chrysler Auto Trust
3.298% due 10/08/2010	5,600	5,610

Equity One Asset-Backed Securities, Inc.
3.042% due 11/25/2032	16	14

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036	1,394	1,339

First USA Credit Card Master Trust
2.641% due 04/18/2011	4,400	4,400

Ford Credit Auto Owner Trust
3.071% due 07/15/2010	4,100	4,105

Fremont Home Loan Trust
2.542% due 01/25/2037	797	753
2.552% due 02/25/2037	400	392

GE-WMC Mortgage Securities LLC
2.522% due 08/25/2036	344	335

GSAMP Trust
2.552% due 12/25/2036	1,148	1,113
2.772% due 03/25/2034	117	115

GSR Mortgage Loan Trust
2.582% due 11/25/2030	23	23

HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036	515	507
2.769% due 01/20/2034	2,084	1,847
2.829% due 09/20/2033	175	164

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	$584	$560

Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037	520	514

JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036	319	314
2.542% due 04/01/2037	1,586	1,501

Lehman XS Trust
2.552% due 05/25/2046	234	225
2.562% due 11/25/2046	1,775	1,687
2.602% due 11/25/2036	965	937

Long Beach Mortgage Loan Trust
2.762% due 10/25/2034	34	28

MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036	886	865

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	1,817	1,759

Morgan Stanley ABS Capital I
2.532% due 09/25/2036	2,928	2,892
2.542% due 05/25/2037	2,019	1,956

Nationstar Home Equity Loan Trust
2.602% due 04/25/2037	6,315	6,188

Option One Mortgage Loan Trust
2.532% due 01/25/2037	857	836
2.572% due 04/25/2037	6,860	6,540

Residential Asset Securities Corp.
2.522% due 08/25/2036	144	143
2.552% due 11/25/2036	761	753

Residential Funding Mortgage Securities II, Inc.
2.602% due 05/25/2037	1,881	1,687

Saxon Asset Securities Trust
2.542% due 10/25/2046	349	342

Securitized Asset-Backed Receivables LLC Trust
2.612% due 05/25/2037	1,889	1,753

SLM Student Loan Trust
2.900% due 04/25/2014	2,436	2,431
2.920% due 01/25/2016	94	94
2.920% due 10/25/2016	1,604	1,595
3.170% due 07/25/2013	2,825	2,821
3.220% due 01/25/2015	878	875
3.420% due 10/25/2017	8,300	8,183

Soundview Home Equity Loan Trust
2.532% due 10/25/2036	376	370
2.542% due 11/25/2036	3,276	3,200
2.562% due 01/25/2037	2,840	2,775

Structured Asset Securities Corp.
2.532% due 10/25/2036	1,088	1,063

Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034	37	37

Wells Fargo Home Equity Trust
2.532% due 01/25/2037	449	439

Total Asset-Backed Securities (Cost $188,255)		183,112

SOVEREIGN ISSUES 0.5%

Export-Import Bank of Korea
2.772% due 06/01/2009	2,200	2,181

Korea Development Bank
2.931% due 04/03/2010	6,100	6,087

Total Sovereign Issues (Cost $8,300)		8,268

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Low Duration Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,900	$1,537
12.500% due 01/05/2022		900	549

Total Foreign Currency-Denominated Issues (Cost $2,042)			2,086

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.7%

Bank of America Corp.
7.250% due 12/31/2049		12,000	10,608

Total Convertible Preferred Stocks (Cost $12,000)			10,608

PREFERRED STOCKS 0.3%

DG Funding Trust
5.041% due 12/31/2049		420	4,191

Total Preferred Stocks (Cost $4,462)			4,191

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.9%

CERTIFICATES OF DEPOSIT 0.7%

Calyon Financial, Inc.
2.689% due 01/16/2009		$2,400	2,393

Fortis Bank NY
2.646% due 09/30/2008		1,800	1,787

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
2.957% due 07/28/2008	$3,100	$3,101

Nordea N.A., Inc.
3.046% due 04/09/2009	3,600	3,599

		10,880

COMMERCIAL PAPER 13.9%

Danske Corp.
2.560% due 07/14/2008	38,200	38,165

Federal Home Loan Bank
2.000% due 07/01/2008	15,800	15,800

Rabobank USA Financial Corp.
2.450% due 07/18/2008	57,500	57,433

Royal Bank of Scotland Group PLC
2.600% due 07/10/2008	42,900	42,872

Societe General N.A.
2.750% due 09/25/2008	16,400	16,288

UBS Finance Delaware LLC
2.515% due 08/05/2008	43,700	43,593

		214,151

REPURCHASE AGREEMENTS 0.8%

Deutsche Bank AG
1.500% due 07/01/2008	8,000	8,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $8,152. Repurchase proceeds are $8,000.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fixed Income Clearing Corp.
1.650% due 07/01/2008	$4,911	$4,911
(Dated 06/30/2008. Collateralized by Freddie Mac 3.375% due 04/15/2009 valued at $5,011. Repurchase proceeds are $4,911.)

		12,911

U.S. TREASURY BILLS 0.5%
1.804% due 08/28/2008 - 09/25/2008 (a)(b)	7,000	6,961

Total Short-Term Instruments (Cost $244,938)		244,903

PURCHASED OPTIONS (f) 0.0%
(Cost $1,642)		617

Total Investments 100.9%		$1,555,346
(Cost $1,583,130)

Written Options (g) (0.1%)		(1,032)
(Premiums $1,873)

Other Assets and Liabilities (Net) (0.8%)		(12,429)

Net Assets 100.0%		$1,541,885

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $6,961 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(c)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $53,000 at a weighted average interest rate of 2.391%. On June 30, 2008, there were no open reverse repurchase agreements.
(d)	Cash of $8,512 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	49	$1
90-Day Euribor June Futures	Long	06/2009	49	(10)
90-Day Euribor March Futures	Long	03/2009	49	(3)
90-Day Eurodollar December Futures	Long	12/2008	1,956	7,826
90-Day Eurodollar December Futures	Long	12/2009	159	(416)
90-Day Eurodollar June Futures	Long	06/2009	268	(421)
90-Day Eurodollar March Futures	Long	03/2009	1,137	2,151
90-Day Eurodollar March Futures	Long	03/2010	103	(247)
90-Day Eurodollar September Futures	Long	09/2008	95	55
90-Day Eurodollar September Futures	Long	09/2009	523	221
U.S. Treasury 10-Year Note September Futures	Long	09/2008	3	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	79	(151)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	(149)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	82	(170)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	133	(156)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	477	(379)

				$8,156

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(e)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	$700	$(1)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.360%	06/20/2013	RBS	2,700	(87)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.380%	06/20/2013	GSC	2,700	(85)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	BCLY	4,000	1
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	6,000	46
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	200	(47)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.150%	09/20/2012	LEH	1,200	(246)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	BCLY	600	(115)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	6.800%	09/20/2012	JPM	8,300	(1,365)
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	BCLY	3,000	13
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	900	0
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2009	CITI	1,100	(1)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.900%	12/20/2010	GSC	300	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.780%	03/20/2011	BNP	900	(14)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	06/20/2011	DUB	4,300	(73)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.250%	03/20/2013	BNP	700	(10)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	400	(130)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	100	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	200	(64)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	100	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	200	(63)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	UBS	2,800	(664)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	2,100	(328)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	500	(155)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	1,000	(301)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	900	(249)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	8,900	(17)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	3,800	(75)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	RBS	1,000	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	500	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	RBS	4,000	(36)
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	2,600	(82)
Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	BCLY	3,800	(72)
Multiple Reference Entities of Gazprom	Sell	2.480%	02/20/2013	MSC	6,500	157
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	BCLY	4,000	(9)
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	1,500	28
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	1,000	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC	2,700	(20)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	1,000	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	HSBC	4,000	(52)

						$(4,202)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$18,300	$1,129
Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	CITI	4,968	(166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%		06/20/2012	CITI	1,093	(35)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	MLP	1,100	(79)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	MSC	1,100	(69)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	CITI	500	(30)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	MSC	600	(36)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	DUB	8,500	66
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY	2,900	(5)

							$775

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Low Duration Portfolio  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$16,400	$52
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		22,300	63
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		3,700	(28)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		15,500	(59)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		4,000	(38)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		2,900	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		400	7
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		15,000	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		2,000	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,100	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		200	(3)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,300	(31)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,100	(65)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		900	(43)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		1,300	(63)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		600	(35)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(18)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		3,600	(221)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	16,300	(168)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	5,900	(31)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		3,500	(20)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		3,400	(32)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		3,100	(31)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		700	0
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		200	(9)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	6
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		6,000	(86)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(19)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	4,200	(115)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		2,700	(72)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		1,100	(29)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		3,400	(43)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		3,400	(43)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		1,500	(16)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,400	(11)
Pay	BRL-CDI-Compounded	13.845%	01/02/2012	BCLY		76,100	(1,095)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$5,500	(20)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		34,500	(205)

							$(2,561)

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount		Unrealized Appreciation
JPM	10/2-Year EUR ISDA rate spread	Floor	(0.75%)	Pay	$(17)	12/24/2008	EUR	1,200	$0

(f)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$16,400	$186	$78
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,800	94	41
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,100	65	28
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	17,000	165	79
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	50,900	448	135
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	35,100	379	103
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	20,300	216	94
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	8,400	89	59

							$1,642	$617

(g)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	187	$102	$70
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	187	170	60

				$272	$130

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$5,500	$177	$119
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	2,000	50	28
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	46	27
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,000	66	39
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,700	179	112
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	17,000	424	222
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	11,700	353	158
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,800	220	133
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	2,800	86	64

							$1,601	$902

Transactions	in written call and put options for the period ended June 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	193	$89,900	$1,151
Sales	374	54,900	1,873
Closing Buys	(89)	(89,900)	(1,071)
Expirations	0	0	0
Exercised	(104)	0	(80)

Balance at 06/30/2008	374	$54,900	$1,873

(h)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	07/01/2038	$1,000	$994	$985
Fannie Mae	6.500%	07/01/2038	1,000	1,028	1,030
U.S. Treasury Notes	3.125%	11/30/2009	8,500	8,554	8,623
U.S. Treasury Notes	3.250%	12/31/2009	32,900	33,120	33,381

				$43,696	$44,019

(3)	Market value includes $101 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	1,019	04/2009	$0	$(3)	$(3)
Buy	AUD	306	07/2008	2	0	2
Buy	BRL	4,606	07/2008	63	0	63
Sell		4,606	07/2008	0	(216)	(216)
Buy		44,884	12/2008	3,360	0	3,360
Sell		4,606	12/2008	0	(58)	(58)
Buy	CLP	130,534	12/2008	0	(24)	(24)
Buy	CNY	25,171	11/2008	48	0	48
Sell	EUR	7,879	07/2008	0	(122)	(122)
Sell	GBP	17,842	08/2008	0	(196)	(196)
Buy	INR	16,511	08/2008	0	(35)	(35)
Buy		303,537	11/2008	0	(594)	(594)
Sell	JPY	277,431	07/2008	0	(43)	(43)
Buy	KRW	3,188,498	08/2008	0	(337)	(337)
Sell		3,188,498	08/2008	8	(2)	6
Buy	KWD	77	04/2009	0	(3)	(3)
Buy	MXN	40,470	07/2008	290	0	290
Sell		40,470	07/2008	0	(140)	(140)
Buy	MYR	5,073	11/2008	0	(22)	(22)
Buy		3,308	02/2009	0	(21)	(21)
Buy	PHP	48,294	08/2008	0	(16)	(16)
Buy	PLN	11,325	07/2008	1,189	0	1,189
Sell		11,325	07/2008	0	(782)	(782)
Buy	RUB	140,632	07/2008	325	0	325
Sell		140,632	07/2008	0	(175)	(175)
Buy		36,489	11/2008	76	0	76
Sell		36,489	05/2009	0	(29)	(29)
Buy	SAR	1,043	04/2009	0	(2)	(2)
Buy	SEK	5,098	09/2008	4	0	4
Buy	SGD	7,546	11/2008	100	0	100

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Low Duration Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	ZAR	1,460	07/2008	$0	$(28)	$(28)
Sell		1,460	07/2008	0	(5)	(5)
Buy		1,661	12/2008	5	0	5

				$5,470	$(2,853)	$2,617

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$1,555,338	$8	$1,555,346
Other Financial Instruments ++	8,156	(47,484)	(837)	(40,165)

Total	$8,156	$1,507,854	$(829)	$1,515,181

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$19,412	$(4,146)	$35	$(310)	$(14,983)	$8
Other Financial Instruments ++	(146)	0	0	(579)	(112)	(837)

Total	$19,266	$(4,146)	$35	$(889)	$(15,095)	$(829)

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a

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month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for

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purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(l) Short Sales   The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities,

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Notes to Financial Statements (Cont.)

emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(o) Commodities Index-Linked/Structured Notes  The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss.

(p) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(q) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S.

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Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(r) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective,

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,275,253	$1,175,782	$412,690	$100,181

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	334	$3,475	1,514	$15,321
Administrative Class	23,618	244,826	72,534	731,748
Advisor Class	97	996	47	477
Issued as reinvestment of distributions
Institutional Class	56	587	120	1,209
Administrative Class	2,876	29,768	4,910	49,701
Advisor Class	1	10	1	10
Cost of shares redeemed
Institutional Class	(677)	(7,038)	(1,234)	(12,364)
Administrative Class	(15,493)	(160,199)	(16,283)	(164,427)
Advisor Class	(21)	(214)	(37)	(375)
Net increase resulting from Portfolio share transactions	10,791	$112,211	61,572	$621,300

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	100
Administrative Class	2	75
Advisor Class	3	97

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc.

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 2,353	$ (30,137)	$ (27,784)

Semiannual Report	June 30, 2008	23

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

24	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	25

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Low Duration Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

Corporate Bonds & Notes	34.5%
U.S. Government Agencies	25.0%
Short-Term Instruments	15.8%
Asset-Backed Securities	11.8%
Mortgage-Backed Securities	10.8%
Other	2.1%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (03/31/06)
PIMCO Low Duration Portfolio Advisor Class	1.08%	6.86%	5.40%
Merrill Lynch 1-3 Year U.S. Treasury Index±	2.10%	7.30%	5.78%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Advisor Class shares.

± Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,010.76	$1,021.03
Expenses Paid During Periodà	$3.85	$3.87

àExpenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income securities of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

»	Above-index duration exposure during the period benefited performance as interest rates declined.

»	The Portfolio’s emphasis at the shorter end of the yield curve added to returns as short-term yields fell more than long-term yields.

»	An emphasis on mortgage-backed securities detracted from returns as the sector underperformed U.S. Treasuries.

»	Exposure to the high yield and corporate sectors detracted from performance as the sectors underperformed U.S. Treasuries.

»	Tactical exposure to non-U.S. issues, with a focus on shorter-maturity U.K. securities, detracted from returns as these positions underperformed comparable U.S. Treasuries during the period.

»	Exposure to a basket of currencies contributed to performance as the U.S. dollar weakened during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2008+	12/31/2007	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$10.30	$10.06	$10.01
Net investment income (a)	0.19	0.47	0.35
Net realized/unrealized gain (loss) on investments	(0.08)	0.25	0.02
Total income from investment operations	0.11	0.72	0.37
Dividends from net investment income	(0.20)	(0.48)	(0.32)
Total distributions	(0.20)	(0.48)	(0.32)
Net asset value end of year or period	$10.21	$10.30	$10.06
Total return	1.08%	7.33%	3.75%
Net assets end of year or period (000s)	$1,091	$308	$188
Ratio of expenses to average net assets	0.77%*	0.65%	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.65%	0.75%*
Ratio of net investment income to average net assets	3.77%*	4.69%	4.59%*
Portfolio turnover rate	104%	72%	200%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Low Duration Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$1,542,435
Repurchase agreements, at value	12,911
Deposits with counterparty	8,512
Foreign currency, at value	4,333
Receivable for investments sold	45,930
Receivable for Portfolio shares sold	3,687
Interest and dividends receivable	7,942
Variation margin receivable	121
Swap premiums paid	1,983
Unrealized appreciation on foreign currency contracts	5,470
Unrealized appreciation on swap agreements	1,568
1,634,892

Liabilities:
Payable for investments purchased	$32,586
Payable for Portfolio shares redeemed	535
Payable for short sales	44,019
Written options outstanding	1,032
Dividends payable	7
Accrued investment advisory fee	304
Accrued administrative fee	304
Accrued servicing fee	168
Variation margin payable	367
Swap premiums received	3,276
Unrealized depreciation on foreign currency contracts	2,853
Unrealized depreciation on swap agreements	7,556
93,007

Net Assets	$1,541,885

Net Assets Consist of:
Paid in capital	$1,533,013
Undistributed net investment income	3,742
Accumulated undistributed net realized gain	27,500
Net unrealized (depreciation)	(22,370)
$1,541,885

Net Assets:
Institutional Class	$27,434
Administrative Class	1,513,360
Advisor Class	1,091

Shares Issued and Outstanding:
Institutional Class	2,686
Administrative Class	148,200
Advisor Class	107

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.21
Administrative Class	10.21
Advisor Class	10.21

Cost of Investments Owned	$1,570,219
Cost of Repurchase Agreements Owned	$12,911
Cost of Foreign Currency Held	$4,330
Proceeds Received on Short Sales	$43,696
Premiums Received on Written Options	$1,873

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Low Duration Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$34,066
Dividends	563
Miscellaneous income	10
Total Income	34,639

Expenses:
Investment advisory fees	1,875
Administrative fees	1,875
Servicing fees – Administrative Class	1,104
Distribution and/or servicing fees – Advisor Class	1
Trustees’ fees	10
Interest expense	121
Total Expenses	4,986

Net Investment Income	29,653

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	8,037
Net realized gain on futures contracts, written options and swaps	27,952
Net realized gain on foreign currency transactions	4,302
Net change in unrealized (depreciation) on investments	(27,363)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(24,421)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,819)
Net (Loss)	(13,312)

Net Increase in Net Assets Resulting from Operations	$16,341

*Foreign tax withholdings	$13

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Low Duration Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$29,653	$50,499
Net realized gain (loss)	40,291	(2,023)
Net change in unrealized appreciation (depreciation)	(53,603)	34,071
Net increase resulting from operations	16,341	82,547

Distributions to Shareholders:
From net investment income
Institutional Class	(587)	(1,209)
Administrative Class	(29,825)	(49,793)
Advisor Class	(10)	(10)

Total Distributions	(30,422)	(51,012)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	3,475	15,321
Administrative Class	244,826	731,748
Advisor Class	996	477
Issued as reinvestment of distributions
Institutional Class	587	1,209
Administrative Class	29,768	49,701
Advisor Class	10	10
Cost of shares redeemed
Institutional Class	(7,038)	(12,364)
Administrative Class	(160,199)	(164,427)
Advisor Class	(214)	(375)
Net increase resulting from Portfolio share transactions	112,211	621,300

Total Increase in Net Assets	98,130	652,835

Net Assets:
Beginning of period	1,443,755	790,920
End of period*	$1,541,885	$1,443,755

*Including undistributed net investment income of:	$3,742	$4,511

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Low Duration Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
6.780% due 08/03/2012	$4,962	$4,110

Total Bank Loan Obligations (Cost $4,746)		4,110

CORPORATE BONDS & NOTES 34.9%

BANKING & FINANCE 26.4%

Allstate Life Global Funding Trusts
2.841% due 03/23/2009	800	797

American Express Bank FSB
2.481% due 10/16/2008	2,000	1,998
2.541% due 06/22/2009	1,300	1,291
2.542% due 10/20/2009	2,100	2,073

American Express Centurion Bank
2.495% due 06/12/2009	1,900	1,885
2.631% due 11/16/2009	1,400	1,378

American Express Credit Corp.
2.508% due 11/09/2009	1,100	1,074

American International Group, Inc.
2.521% due 06/16/2009	5,200	5,106

ANZ National International Ltd.
2.798% due 08/07/2009	1,500	1,497

Bank of America Corp.
2.904% due 11/06/2009	900	892
8.000% due 12/29/2049	30,700	28,835

Bank of America N.A.
2.638% due 02/27/2009	700	698

Bank of Ireland
2.819% due 12/19/2008	3,100	3,099
2.862% due 12/18/2009	1,120	1,109

Bank of New York Mellon Corp.
3.184% due 02/05/2010	8,700	8,698

Bank of Scotland PLC
2.756% due 07/17/2009	2,200	2,199

Bear Stearns Cos., Inc.
2.768% due 08/21/2009	4,700	4,647
2.839% due 05/18/2010	14,000	13,672
2.891% due 03/30/2009	2,900	2,875
2.979% due 07/16/2009	1,300	1,285
3.129% due 01/31/2011	7,700	7,477

Calabash Re Ltd.
11.214% due 01/08/2010	1,400	1,400
13.714% due 01/08/2010	1,900	1,951

Capital One Financial Corp.
2.976% due 09/10/2009	13,700	12,785

Caterpillar Financial Services Corp.
2.766% due 03/10/2009	6,400	6,388
2.779% due 05/18/2009	5,480	5,464

CIT Group, Inc.
2.787% due 06/08/2009	7,700	7,124
2.826% due 08/15/2008	10,300	10,289
2.839% due 08/17/2009	2,200	2,003
2.959% due 12/19/2008	400	396

Citigroup Funding, Inc.
2.809% due 06/26/2009	1,400	1,381

Citigroup Global Markets Holdings, Inc.
2.914% due 03/17/2009	1,800	1,783

Citigroup, Inc.
2.831% due 12/28/2009	4,000	3,903
2.848% due 12/26/2008	100	100
2.939% due 01/30/2009	1,400	1,387
5.500% due 04/11/2013	7,100	6,939

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Countrywide Financial Corp.
2.868% due 01/05/2009	$15,000	$14,708

Credit Agricole S.A.
2.646% due 05/28/2009	1,500	1,494
2.694% due 05/28/2010	1,700	1,683

Deutsche Bank Capital Funding Trust I
7.872% due 12/29/2049	14,600	14,697

DnB NOR Bank ASA
2.780% due 10/13/2009	8,400	8,406

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	300	256
5.800% due 01/12/2009	500	477
7.375% due 10/28/2009	1,400	1,276
7.375% due 02/01/2011	100	81
7.875% due 06/15/2010	300	259

General Electric Capital Corp.
2.746% due 08/15/2011	5,500	5,419
2.788% due 10/06/2010	1,800	1,787
2.888% due 01/20/2010	1,400	1,395
2.928% due 01/08/2016	300	284
3.323% due 02/01/2011	3,500	3,499

GMAC LLC
3.951% due 09/23/2008	1,100	1,083
6.000% due 12/15/2011	300	207

Goldman Sachs Group, Inc.
2.800% due 11/16/2009	600	592
2.841% due 12/23/2008	400	399
2.851% due 03/30/2009	2,900	2,883
2.891% due 12/22/2008	2,100	2,050
3.012% due 07/29/2008	1,700	1,699
3.250% due 07/23/2009	1,300	1,292

HSBC Bank USA N.A.
2.836% due 06/10/2009	1,400	1,394

HSBC Finance Corp.
2.813% due 12/05/2008	1,300	1,295
2.906% due 09/15/2008	500	500
2.966% due 05/10/2010	2,200	2,156

ICICI Bank Ltd.
3.250% due 01/12/2010	2,300	2,231

John Deere Capital Corp.
2.763% due 07/15/2008	1,400	1,400

JPMorgan Chase & Co.
2.981% due 10/02/2009	3,500	3,497

KeyBank N.A.
4.682% due 06/02/2010	2,200	2,193

Keycorp
4.700% due 05/21/2009	5,940	5,858

Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008	1,000	995
2.774% due 04/03/2009	1,700	1,651
2.778% due 08/21/2009	1,600	1,570
2.820% due 11/16/2009	5,200	4,957
2.851% due 12/23/2008	400	392
2.954% due 07/18/2011	1,000	915
3.011% due 12/23/2010	900	844
5.625% due 01/24/2013	1,700	1,611

Longpoint Re Ltd.
8.064% due 05/08/2010	700	700

Merrill Lynch & Co., Inc.
2.756% due 12/04/2009	1,400	1,342
2.808% due 05/08/2009	1,700	1,665

Metropolitan Life Global Funding I
2.759% due 05/17/2010	3,200	3,157
5.125% due 04/10/2013	16,500	16,271

Morgan Stanley
2.820% due 05/07/2009	2,800	2,757

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.844% due 02/09/2009	$1,100	$1,090
2.984% due 01/18/2011	5,000	4,755
3.148% due 01/22/2009	3,700	3,665

Mystic Re Ltd.
8.982% due 12/05/2008	1,800	1,762

National Australia Bank Ltd.
2.731% due 09/11/2009	1,400	1,399
3.208% due 02/08/2010	16,800	16,804

Northern Rock PLC
2.740% due 01/09/2009	16,500	16,399

Pacific Life Global Funding
5.150% due 04/15/2013	9,600	9,507

PNC Bank N.A.
3.323% due 02/01/2010	10,000	9,988

Pricoa Global Funding I
2.957% due 07/27/2009	3,700	3,674

Residential Capital LLC
5.758% due 05/22/2009	2,000	1,450

Residential Reinsurance 2007 Ltd.
12.932% due 06/07/2010	300	301

Santander U.S. Debt S.A. Unipersonal
2.683% due 11/20/2008	700	698
2.861% due 09/19/2008	2,800	2,797

SLM Corp.
3.060% due 07/27/2009	900	844
3.080% due 07/26/2010	700	622

Sun Life Financial Global Funding LP
2.888% due 07/06/2011	9,000	8,894

Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008	1,700	1,699

VTB Capital S.A.
3.384% due 08/01/2008	1,300	1,289

Wachovia Bank N.A.
2.698% due 05/25/2010	6,000	5,776

Wachovia Corp.
2.843% due 10/15/2011	1,100	1,046
7.980% due 12/31/2049	17,400	16,026

Wachovia Mortgage FSB
2.798% due 05/08/2009	7,100	7,058

Wells Fargo & Co.
2.876% due 09/15/2009	900	897
3.342% due 01/29/2010	6,500	6,495

		406,090

INDUSTRIALS 3.8%

Amgen, Inc.
2.726% due 11/28/2008	1,800	1,795

Anadarko Petroleum Corp.
3.176% due 09/15/2009	2,200	2,176

BP AMI Leasing, Inc.
2.819% due 06/26/2009	3,700	3,703

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	200	215

Comcast Corp.
3.010% due 07/14/2009	20,310	20,153

CSC Holdings, Inc.
7.250% due 07/15/2008	3,500	3,509

Daimler Finance North America LLC
3.138% due 03/13/2009	1,600	1,596

Diageo Capital PLC
2.816% due 11/10/2008	2,600	2,595

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Low Duration Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

General Electric Co.
2.717% due 12/09/2008	$2,600	$2,599

Home Depot, Inc.
2.901% due 12/16/2009	6,200	6,041

Kimberly-Clark Corp.
2.999% due 07/30/2010	3,100	3,088

Time Warner, Inc.
2.915% due 11/13/2009	1,800	1,750

Transocean, Inc.
2.873% due 09/05/2008	1,300	1,298

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,286

Walt Disney Co.
2.779% due 07/16/2010	5,200	5,176

		58,980

UTILITIES 4.7%

BellSouth Corp.
2.776% due 08/15/2008	5,900	5,897

Deutsche Telekom International Finance BV
2.981% due 03/23/2009	14,500	14,403

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	18,700	19,926

NiSource Finance Corp.
3.208% due 11/23/2009	6,600	6,418

Progress Energy, Inc.
3.163% due 01/15/2010	1,600	1,587

Public Service Electric & Gas Co.
3.661% due 03/12/2010	7,000	6,933

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	5,670	5,670
7.000% due 08/03/2009	4,100	4,110

Telecom Italia Capital S.A.
3.344% due 07/18/2011	1,800	1,717

Telefonica Emisones SAU
3.102% due 06/19/2009	1,700	1,691

Verizon Communications, Inc.
2.833% due 04/03/2009	3,800	3,793

		72,145

Total Corporate Bonds & Notes (Cost $545,400)		537,215

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.422% due 07/09/2008	3,000	2,979

Total Commodity Index-Linked Notes (Cost $3,000)		2,979

U.S. GOVERNMENT AGENCIES 25.2%

Fannie Mae
2.542% due 12/25/2036 - 07/25/2037	3,634	3,574
2.602% due 03/25/2034	95	92
2.682% due 10/27/2037	14,100	13,489
2.832% due 09/25/2042 - 03/25/2044	1,282	1,205
2.882% due 05/25/2031 - 11/25/2032	2,947	2,920
4.460% due 05/01/2035	545	550
4.479% due 05/01/2035	421	423
4.490% due 09/01/2035	996	1,001
4.500% due 06/25/2043	565	564
4.551% due 11/01/2035	1,181	1,184
4.627% due 08/01/2035	2,943	2,967

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.646% due 07/01/2035	$444	$450
4.994% due 07/01/2042 - 06/01/2043	1,070	1,069
5.000% due 12/25/2016 - 01/01/2038	63,058	62,632
5.044% due 09/01/2041	522	521
5.194% due 09/01/2040	5	5
5.452% due 03/01/2035	181	185
5.478% due 12/01/2036	69	70
5.500% due 12/01/2009 - 07/01/2038	59,428	59,811
5.529% due 09/01/2034	65	65
5.549% due 07/01/2034	150	150
5.745% due 11/01/2035	286	293
6.000% due 08/01/2016 - 05/01/2038	149,759	151,304
6.500% due 10/01/2037 - 12/25/2042	1,002	1,032

Federal Housing Administration
7.430% due 10/01/2020	8	8

Freddie Mac
2.522% due 12/25/2036	3,789	3,668
2.621% due 07/15/2019 - 10/15/2020	30,496	29,899
2.701% due 02/15/2019	12,806	12,555
2.742% due 08/25/2031	339	330
2.771% due 05/15/2036	993	976
2.821% due 12/15/2030	438	433
2.871% due 06/15/2018	151	150
4.690% due 06/01/2035	1,794	1,791
4.908% due 07/01/2035	829	837
4.994% due 02/25/2045	664	617
5.000% due 10/01/2018 - 12/15/2026	2,526	2,543
5.500% due 08/15/2030	1	1
6.000% due 09/01/2016 - 05/01/2038	1,188	1,202
6.500% due 07/25/2043	138	142

Ginnie Mae
6.000% due 07/01/2038	28,000	28,424

Total U.S. Government Agencies (Cost $390,900)		389,132

MORTGAGE-BACKED SECURITIES 10.9%

Adjustable Rate Mortgage Trust
5.141% due 09/25/2035	1,869	1,786

American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,273	1,118
4.390% due 02/25/2045	458	409

Banc of America Funding Corp.
4.110% due 05/25/2035	6,837	6,396
6.141% due 01/20/2047	1,428	1,162

Banc of America Mortgage Securities, Inc.
4.139% due 10/25/2033	151	150
4.719% due 07/25/2034	1,293	1,256
5.185% due 05/25/2033	1,723	1,650
6.500% due 10/25/2031	62	63

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	27,838	26,633
4.550% due 08/25/2035	7,246	6,885
4.676% due 07/25/2034	1,121	1,090
4.747% due 01/25/2034	100	96
4.750% due 10/25/2035	2,026	2,008
4.960% due 01/25/2035	1,302	1,254
5.033% due 04/25/2033	24	23
5.068% due 11/25/2034	2,910	2,821
5.425% due 04/25/2033	48	46
6.736% due 02/25/2033	4	4

Bear Stearns Alt-A Trust
2.642% due 02/25/2034	1,079	777
4.991% due 12/25/2033	1,368	1,219

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.372% due 05/25/2035	$764	$655
5.701% due 09/25/2035	694	573

Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	2,162	1,918

Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	4,355	4,317
5.674% due 01/26/2036	2,098	1,746
5.777% due 12/26/2046	1,159	954

Citigroup Mortgage Loan Trust, Inc.
4.679% due 08/25/2035	2,725	2,430
4.900% due 12/25/2035	561	534

Countrywide Alternative Loan Trust
2.662% due 05/25/2047	1,069	750
2.762% due 02/25/2037	5,376	3,926
4.500% due 06/25/2035	1,328	1,316
6.000% due 10/25/2033	76	73
6.500% due 06/25/2033	2	2

Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035	3,213	3,140
4.799% due 11/25/2034	1,853	1,783
5.250% due 02/20/2036	1,016	811

CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032	4	4
4.938% due 12/15/2040	451	451
5.097% due 07/25/2033	14,246	14,016

First Horizon Alternative Mortgage Securities
5.297% due 09/25/2034	3,103	2,844

First Horizon Asset Securities, Inc.
5.368% due 08/25/2035	1,037	992

GMAC Mortgage Corp. Loan Trust
5.012% due 11/19/2035	613	579

Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	1,191	1,047
2.562% due 01/25/2047	1,392	1,321

Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033	1,477	1,408

GS Mortgage Securities Corp. II
2.540% due 03/06/2020	1,904	1,783

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,901	2,813
6.000% due 03/25/2032	2	2

Harborview Mortgage Loan Trust
2.702% due 05/19/2035	239	181
3.938% due 06/19/2034	11,200	10,945
5.145% due 07/19/2035	1,503	1,388

Impac CMB Trust
3.392% due 07/25/2033	498	448

Indymac Index Mortgage Loan Trust
5.044% due 12/25/2034	692	602

JPMorgan Mortgage Trust
5.020% due 02/25/2035	1,099	1,037

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	618	620

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	177	169

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	1,409	1,392

MASTR Asset Securitization Trust
5.500% due 09/25/2033	72	67

Mellon Residential Funding Corp.
2.994% due 06/15/2030	432	408

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	680	547

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035	$510	$442
3.482% due 10/25/2035	339	314
4.250% due 10/25/2035	1,893	1,811
4.546% due 01/25/2029	72	71

Morgan Stanley Capital I
2.542% due 10/15/2020	1,797	1,679

Prime Mortgage Trust
2.882% due 02/25/2019	15	14
2.882% due 02/25/2034	56	51

Residential Funding Mortgage Securities I
5.209% due 09/25/2035	1,950	1,711

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	205	191

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	862	808
4.928% due 01/25/2035	551	522
5.305% due 08/25/2034	1,075	1,015
5.349% due 01/25/2035	2,110	2,061
5.537% due 08/25/2035	620	555

Structured Asset Mortgage Investments, Inc.
2.582% due 09/25/2047	2,761	2,633
2.732% due 07/19/2035	1,435	1,192
2.762% due 02/25/2036	339	259
2.812% due 09/19/2032	12	11

Structured Asset Securities Corp.
5.432% due 10/25/2035	1,131	1,031

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	1,059	1,014
2.602% due 09/25/2046	2,578	2,487

Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020	2,577	2,386
2.561% due 09/15/2021	3,431	3,238

WaMu Mortgage Pass-Through Certificates
2.752% due 12/25/2045	312	251
2.772% due 10/25/2045	1,741	1,359
4.134% due 08/25/2034	6,946	6,841
4.258% due 01/25/2047	683	516
4.361% due 02/27/2034	63	58
4.728% due 11/25/2042	158	146
4.928% due 06/25/2042	101	92
4.928% due 08/25/2042	377	338
4.990% due 05/25/2041	115	106
5.028% due 09/25/2046	936	731

Wells Fargo Mortgage-Backed Securities Trust
4.945% due 01/25/2035	2,412	2,343
4.950% due 03/25/2036	1,279	1,233
4.993% due 12/25/2034	1,826	1,777

Total Mortgage-Backed Securities (Cost $177,445)		168,125

ASSET-BACKED SECURITIES 11.9%

Accredited Mortgage Loan Trust
2.522% due 09/25/2036	998	989

ACE Securities Corp.
2.542% due 10/25/2036	1,009	989

Amortizing Residential Collateral Trust
2.772% due 07/25/2032	13	11

Argent Securities, Inc.
2.532% due 09/25/2036	279	276

Asset-Backed Funding Certificates
2.542% due 10/25/2036	811	804
2.542% due 01/25/2037	693	672

Asset-Backed Securities Corp. Home Equity
2.532% due 12/25/2036	1,135	1,098
2.758% due 09/25/2034	286	245
4.121% due 03/15/2032	277	243

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Atrium CDO Corp.
3.337% due 06/27/2015	$6,153	$5,967

BA Credit Card Trust
3.051% due 04/15/2013	2,000	1,997
3.221% due 08/15/2011	13,400	13,439

Bear Stearns Asset-Backed Securities Trust
3.482% due 10/25/2037	4,897	4,048

Carrington Mortgage Loan Trust
2.582% due 06/25/2037	2,098	2,019
2.732% due 06/25/2035	291	291

Chase Credit Card Master Trust
2.581% due 02/15/2011	2,300	2,299

Chase Issuance Trust
3.371% due 05/16/2011	14,800	14,870

CIT Group Home Equity Loan Trust
2.752% due 06/25/2033	2	1

Citibank Credit Card Issuance Trust
3.361% due 05/18/2011	11,800	11,854

Citigroup Mortgage Loan Trust, Inc.
2.522% due 08/25/2036	99	99
2.542% due 05/25/2037	7,811	7,411
2.542% due 07/25/2045	7,408	6,886
2.582% due 10/25/2036	7,100	6,618

Countrywide Asset-Backed Certificates
2.532% due 01/25/2037	385	383
2.532% due 05/25/2037	8,816	8,587
2.532% due 12/25/2046	228	224
2.532% due 03/25/2047	532	525
2.552% due 06/25/2037	909	893
2.562% due 06/25/2037	777	764
2.592% due 10/25/2046	662	650
2.662% due 09/25/2036	7,161	6,851
2.742% due 05/25/2036	4,234	4,132
2.962% due 12/25/2031	59	45

Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036	865	841

CS First Boston Mortgage Securities Corp.
3.102% due 01/25/2032	12	11

Daimler Chrysler Auto Trust
3.298% due 10/08/2010	5,600	5,610

Equity One Asset-Backed Securities, Inc.
3.042% due 11/25/2032	16	14

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036	1,394	1,339

First USA Credit Card Master Trust
2.641% due 04/18/2011	4,400	4,400

Ford Credit Auto Owner Trust
3.071% due 07/15/2010	4,100	4,105

Fremont Home Loan Trust
2.542% due 01/25/2037	797	753
2.552% due 02/25/2037	400	392

GE-WMC Mortgage Securities LLC
2.522% due 08/25/2036	344	335

GSAMP Trust
2.552% due 12/25/2036	1,148	1,113
2.772% due 03/25/2034	117	115

GSR Mortgage Loan Trust
2.582% due 11/25/2030	23	23

HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036	515	507
2.769% due 01/20/2034	2,084	1,847
2.829% due 09/20/2033	175	164

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	$584	$560

Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037	520	514

JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036	319	314
2.542% due 04/01/2037	1,586	1,501

Lehman XS Trust
2.552% due 05/25/2046	234	225
2.562% due 11/25/2046	1,775	1,687
2.602% due 11/25/2036	965	937

Long Beach Mortgage Loan Trust
2.762% due 10/25/2034	34	28

MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036	886	865

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	1,817	1,759

Morgan Stanley ABS Capital I
2.532% due 09/25/2036	2,928	2,892
2.542% due 05/25/2037	2,019	1,956

Nationstar Home Equity Loan Trust
2.602% due 04/25/2037	6,315	6,188

Option One Mortgage Loan Trust
2.532% due 01/25/2037	857	836
2.572% due 04/25/2037	6,860	6,540

Residential Asset Securities Corp.
2.522% due 08/25/2036	144	143
2.552% due 11/25/2036	761	753

Residential Funding Mortgage Securities II, Inc.
2.602% due 05/25/2037	1,881	1,687

Saxon Asset Securities Trust
2.542% due 10/25/2046	349	342

Securitized Asset-Backed Receivables LLC Trust
2.612% due 05/25/2037	1,889	1,753

SLM Student Loan Trust
2.900% due 04/25/2014	2,436	2,431
2.920% due 01/25/2016	94	94
2.920% due 10/25/2016	1,604	1,595
3.170% due 07/25/2013	2,825	2,821
3.220% due 01/25/2015	878	875
3.420% due 10/25/2017	8,300	8,183

Soundview Home Equity Loan Trust
2.532% due 10/25/2036	376	370
2.542% due 11/25/2036	3,276	3,200
2.562% due 01/25/2037	2,840	2,775

Structured Asset Securities Corp.
2.532% due 10/25/2036	1,088	1,063

Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034	37	37

Wells Fargo Home Equity Trust
2.532% due 01/25/2037	449	439

Total Asset-Backed Securities (Cost $188,255)		183,112

SOVEREIGN ISSUES 0.5%

Export-Import Bank of Korea
2.772% due 06/01/2009	2,200	2,181

Korea Development Bank
2.931% due 04/03/2010	6,100	6,087

Total Sovereign Issues (Cost $8,300)		8,268

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Low Duration Portfolio  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	2,900	$1,537
12.500% due 01/05/2022		900	549

Total Foreign Currency-Denominated Issues (Cost $2,042)			2,086

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.7%

Bank of America Corp.
7.250% due 12/31/2049		12,000	10,608

Total Convertible Preferred Stocks (Cost $12,000)			10,608

PREFERRED STOCKS 0.3%

DG Funding Trust
5.041% due 12/31/2049		420	4,191

Total Preferred Stocks (Cost $4,462)			4,191

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.9%

CERTIFICATES OF DEPOSIT 0.7%

Calyon Financial, Inc.
2.689% due 01/16/2009		$2,400	2,393

Fortis Bank NY
2.646% due 09/30/2008		1,800	1,787

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Bank USA N.A.
2.957% due 07/28/2008	$3,100	$3,101

Nordea N.A., Inc.
3.046% due 04/09/2009	3,600	3,599

		10,880

COMMERCIAL PAPER 13.9%

Danske Corp.
2.560% due 07/14/2008	38,200	38,165

Federal Home Loan Bank
2.000% due 07/01/2008	15,800	15,800

Rabobank USA Financial Corp.
2.450% due 07/18/2008	57,500	57,433

Royal Bank of Scotland Group PLC
2.600% due 07/10/2008	42,900	42,872

Societe General N.A.
2.750% due 09/25/2008	16,400	16,288

UBS Finance Delaware LLC
2.515% due 08/05/2008	43,700	43,593

		214,151

REPURCHASE AGREEMENTS 0.8%

Deutsche Bank AG
1.500% due 07/01/2008	8,000	8,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $8,152. Repurchase proceeds are $8,000.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fixed Income Clearing Corp.
1.650% due 07/01/2008	$4,911	$4,911
(Dated 06/30/2008. Collateralized by Freddie Mac 3.375% due 04/15/2009 valued at $5,011. Repurchase proceeds are $4,911.)

		12,911

U.S. TREASURY BILLS 0.5%
1.804% due 08/28/2008 - 09/25/2008 (a)(b)	7,000	6,961

Total Short-Term Instruments (Cost $244,938)		244,903

PURCHASED OPTIONS (f) 0.0%
(Cost $1,642)		617

Total Investments 100.9%		$1,555,346
(Cost $1,583,130)

Written Options (g) (0.1%)		(1,032)
(Premiums $1,873)

Other Assets and Liabilities (Net) (0.8%)		(12,429)

Net Assets 100.0%		$1,541,885

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $6,961 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(c)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $53,000 at a weighted average interest rate of 2.391%. On June 30, 2008, there were no open reverse repurchase agreements.
(d)	Cash of $8,512 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	49	$1
90-Day Euribor June Futures	Long	06/2009	49	(10)
90-Day Euribor March Futures	Long	03/2009	49	(3)
90-Day Eurodollar December Futures	Long	12/2008	1,956	7,826
90-Day Eurodollar December Futures	Long	12/2009	159	(416)
90-Day Eurodollar June Futures	Long	06/2009	268	(421)
90-Day Eurodollar March Futures	Long	03/2009	1,137	2,151
90-Day Eurodollar March Futures	Long	03/2010	103	(247)
90-Day Eurodollar September Futures	Long	09/2008	95	55
90-Day Eurodollar September Futures	Long	09/2009	523	221
U.S. Treasury 10-Year Note September Futures	Long	09/2008	3	4
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	79	(151)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	(149)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	82	(170)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	133	(156)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	477	(379)

				$8,156

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(e)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	2.125%	03/20/2013	LEH	$700	$(1)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.360%	06/20/2013	RBS	2,700	(87)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.380%	06/20/2013	GSC	2,700	(85)
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%	06/20/2009	BCLY	4,000	1
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	LEH	6,000	46
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	200	(47)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.150%	09/20/2012	LEH	1,200	(246)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.650%	09/20/2012	BCLY	600	(115)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	6.800%	09/20/2012	JPM	8,300	(1,365)
Freddie Mac 5.080% due 02/07/2019	Sell	0.720%	03/20/2013	BCLY	3,000	13
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	900	0
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2009	CITI	1,100	(1)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.900%	12/20/2010	GSC	300	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.780%	03/20/2011	BNP	900	(14)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.800%	06/20/2011	DUB	4,300	(73)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	1.250%	03/20/2013	BNP	700	(10)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	400	(130)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	100	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	200	(64)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	100	(32)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	200	(63)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.150%	03/20/2013	UBS	2,800	(664)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	2,100	(328)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	GSC	500	(155)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	1,000	(301)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	900	(249)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.320%	09/20/2008	BCLY	8,900	(17)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.820%	09/20/2012	BEAR	3,800	(75)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	RBS	1,000	(2)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	500	(1)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	RBS	4,000	(36)
Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	MSC	2,600	(82)
Multiple Reference Entities of Gazprom	Sell	1.600%	12/20/2012	BCLY	3,800	(72)
Multiple Reference Entities of Gazprom	Sell	2.480%	02/20/2013	MSC	6,500	157
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%	06/20/2009	BCLY	4,000	(9)
SLM Corp. 5.125% due 08/27/2012	Sell	5.050%	03/20/2013	BNP	1,500	28
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	BCLY	1,000	(5)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%	04/20/2009	HSBC	2,700	(20)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	1,000	(11)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%	06/20/2009	HSBC	4,000	(52)

						$(4,202)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$18,300	$1,129
Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	CITI	4,968	(166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%		06/20/2012	CITI	1,093	(35)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	MLP	1,100	(79)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	MSC	1,100	(69)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	CITI	500	(30)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	MSC	600	(36)
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	DUB	8,500	66
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY	2,900	(5)

							$775

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Low Duration Portfolio  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$16,400	$52
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		22,300	63
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		3,700	(28)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		15,500	(59)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		4,000	(38)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		2,900	(1)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		400	7
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		15,000	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		2,000	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		2,100	(25)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		200	(3)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,300	(31)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		1,100	(65)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		900	(43)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		1,300	(63)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		600	(35)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(18)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		3,600	(221)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	16,300	(168)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	5,900	(31)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		3,500	(20)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		3,400	(32)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		3,100	(31)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		700	0
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		200	(9)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		1,600	6
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		6,000	(86)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		200	(19)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	4,200	(115)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		2,700	(72)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		1,100	(29)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		3,400	(43)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		3,400	(43)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		1,500	(16)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		1,400	(11)
Pay	BRL-CDI-Compounded	13.845%	01/02/2012	BCLY		76,100	(1,095)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$5,500	(20)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	RBS		34,500	(205)

							$(2,561)

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate	Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount		Unrealized Appreciation
JPM	10/2-Year EUR ISDA rate spread	Floor	(0.75%)	Pay	$(17)	12/24/2008	EUR	1,200	$0

(f)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$16,400	$186	$78
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,800	94	41
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,100	65	28
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	17,000	165	79
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	50,900	448	135
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	35,100	379	103
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	20,300	216	94
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	8,400	89	59

							$1,642	$617

(g)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	187	$102	$70
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	187	170	60

				$272	$130

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$5,500	$177	$119
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	2,000	50	28
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	46	27
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	2,000	66	39
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	5,700	179	112
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	17,000	424	222
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	11,700	353	158
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	6,800	220	133
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	2,800	86	64

							$1,601	$902

Transactions	in written call and put options for the period ended June 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	193	$89,900	$1,151
Sales	374	54,900	1,873
Closing Buys	(89)	(89,900)	(1,071)
Expirations	0	0	0
Exercised	(104)	0	(80)

Balance at 06/30/2008	374	$54,900	$1,873

(h)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	07/01/2038	$1,000	$994	$985
Fannie Mae	6.500%	07/01/2038	1,000	1,028	1,030
U.S. Treasury Notes	3.125%	11/30/2009	8,500	8,554	8,623
U.S. Treasury Notes	3.250%	12/31/2009	32,900	33,120	33,381

				$43,696	$44,019

(3)	Market value includes $101 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	1,019	04/2009	$0	$(3)	$(3)
Buy	AUD	306	07/2008	2	0	2
Buy	BRL	4,606	07/2008	63	0	63
Sell		4,606	07/2008	0	(216)	(216)
Buy		44,884	12/2008	3,360	0	3,360
Sell		4,606	12/2008	0	(58)	(58)
Buy	CLP	130,534	12/2008	0	(24)	(24)
Buy	CNY	25,171	11/2008	48	0	48
Sell	EUR	7,879	07/2008	0	(122)	(122)
Sell	GBP	17,842	08/2008	0	(196)	(196)
Buy	INR	16,511	08/2008	0	(35)	(35)
Buy		303,537	11/2008	0	(594)	(594)
Sell	JPY	277,431	07/2008	0	(43)	(43)
Buy	KRW	3,188,498	08/2008	0	(337)	(337)
Sell		3,188,498	08/2008	8	(2)	6
Buy	KWD	77	04/2009	0	(3)	(3)
Buy	MXN	40,470	07/2008	290	0	290
Sell		40,470	07/2008	0	(140)	(140)
Buy	MYR	5,073	11/2008	0	(22)	(22)
Buy		3,308	02/2009	0	(21)	(21)
Buy	PHP	48,294	08/2008	0	(16)	(16)
Buy	PLN	11,325	07/2008	1,189	0	1,189
Sell		11,325	07/2008	0	(782)	(782)
Buy	RUB	140,632	07/2008	325	0	325
Sell		140,632	07/2008	0	(175)	(175)
Buy		36,489	11/2008	76	0	76
Sell		36,489	05/2009	0	(29)	(29)
Buy	SAR	1,043	04/2009	0	(2)	(2)
Buy	SEK	5,098	09/2008	4	0	4
Buy	SGD	7,546	11/2008	100	0	100

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Low Duration Portfolio  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	ZAR	1,460	07/2008	$0	$(28)	$(28)
Sell		1,460	07/2008	0	(5)	(5)
Buy		1,661	12/2008	5	0	5

				$5,470	$(2,853)	$2,617

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$1,555,338	$8	$1,555,346
Other Financial Instruments ++	8,156	(47,484)	(837)	(40,165)

Total	$8,156	$1,507,854	$(829)	$1,515,181

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$19,412	$(4,146)	$35	$(310)	$(14,983)	$8
Other Financial Instruments ++	(146)	0	0	(579)	(112)	(837)

Total	$19,266	$(4,146)	$35	$(889)	$(15,095)	$(829)

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(l) Short Sales   The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities,

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(o) Commodities Index-Linked/Structured Notes  The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss.

(p) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(q) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S.

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(r) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective,

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,275,253	$1,175,782	$412,690	$100,181

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	334	$3,475	1,514	$15,321
Administrative Class	23,618	244,826	72,534	731,748
Advisor Class	97	996	47	477
Issued as reinvestment of distributions
Institutional Class	56	587	120	1,209
Administrative Class	2,876	29,768	4,910	49,701
Advisor Class	1	10	1	10
Cost of shares redeemed
Institutional Class	(677)	(7,038)	(1,234)	(12,364)
Administrative Class	(15,493)	(160,199)	(16,283)	(164,427)
Advisor Class	(21)	(214)	(37)	(375)
Net increase resulting from Portfolio share transactions	10,791	$112,211	61,572	$621,300

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	100
Administrative Class	2	75
Advisor Class	3	97

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc.

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 2,353	$ (30,137)	$ (27,784)

Semiannual Report	June 30, 2008	23

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

24	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	25

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Money Market Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Commercial Paper	82.9%
Corporate Bonds & Notes	11.6%
Certificates of Deposit	5.5%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (09/30/99)
PIMCO Money Market Portfolio Administrative Class	1.47%	3.90%	2.97%	3.17%
Citigroup 3-Month Treasury Bill Index±	1.11%	3.32%	3.06%	3.29%
Lipper Money Market Fund Index±±	1.42%	3.79%	2.86%	3.08%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.47% for Administrative Class shares.

An investment in the PIMCO Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-Month Treasury Bill issues. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

±± Lipper Money Market Fund Index is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,014.66	$1,022.53
Expenses Paid During Period à	$2.35	$2.36

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

»	The Portfolio focused on short maturity high-quality assets and ended the period with an average quality of AAA.

»	The Portfolio focuses a majority of its exposure on high-quality commercial paper.

»	High-quality commercial paper holdings, including Yankee bank holdings, provided a yield advantage over U.S. Treasury Bills.

»

High-quality commercial paper rates dropped for the period by 1.75% in the three-month maturities on the heels of the Federal Reserve’s reduction of the Federal Funds Rate, which ended the period at 2.00%.

»	Positions in Corporate Floating rate notes provided a yield advantage over U.S. Treasuries while adding minimal interest rate risk to the portfolio.

4	PIMCO Variable Insurance Trust

Financial Highlights  Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+		12/31/2007		12/31/2006	12/31/2005	12/31/2004	12/31/2003

Administrative Class
Net asset value beginning of year or period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.02		0.05		0.05	0.03	0.01	0.01
Net realized/unrealized gain (loss) on investments	(0.01)		0.00		0.00	0.00	0.00	0.00
Total income from investment operations	0.01		0.05		0.05	0.03	0.01	0.01
Dividends from net investment income	(0.01)		(0.05)		(0.05)	(0.03)	(0.01)	(0.01)
Net asset value end of year or period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return	1.47%		4.86%		4.61%	2.77%	0.89%	0.72%
Net assets end of year or period (000s)	$51,340		$167,465		$66,240	$43,434	$32,184	$27,032
Ratio of expenses to average net assets	0.47	%*	0.49	%(b)	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.47	%*	0.49	%(b)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.05	%*	4.76%		4.61%	2.81%	0.91%	0.70%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.12%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Money Market Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$282,773
Repurchase agreements, at value	116
Cash	9
Receivable for Portfolio shares sold	17
Interest and dividends receivable	508
283,423

Liabilities:
Payable for Portfolio shares redeemed	$31
Accrued investment advisory fee	27
Accrued administrative fee	45
Accrued servicing fee	4
107

Net Assets	$283,316

Net Assets Consist of:
Paid in capital	$283,298
(Overdistributed) net investment income	(33)
Accumulated undistributed net realized gain	51
$283,316

Net Assets:
Institutional Class	$231,976
Administrative Class	51,340

Shares Issued and Outstanding:
Institutional Class	231,965
Administrative Class	51,332

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$282,773
Cost of Repurchase Agreements Owned	$116

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Money Market Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$6,092
Miscellaneous income	7
Total Income	6,099

Expenses:
Investment advisory fees	214
Administrative fees	357
Servicing fees – Administrative Class	101
Trustees’ fees	3
Total Expenses	675

Net Investment Income	5,424

Net Realized Gain:
Net realized gain on investments	64
Net Gain	64

Net Increase in Net Assets Resulting from Operations	$5,488

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Money Market Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,424	$16,955
Net realized gain	64	10
Net increase resulting from operations	5,488	16,965

Distributions to Shareholders:
From net investment income
Institutional Class	(3,406)	(10,376)
Administrative Class	(2,078)	(6,573)

Total Distributions	(5,484)	(16,949)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	21,651	161,006
Administrative Class	100,309	415,335
Issued as reinvestment of distributions
Institutional Class	3,405	10,338
Administrative Class	2,078	6,573
Cost of shares redeemed
Institutional Class	(6,964)	(164,776)
Administrative Class	(218,514)	(320,690)
Net increase (decrease) resulting from Portfolio share transactions	(98,035)	107,786

Total Increase (Decrease) in Net Assets	(98,031)	107,802

Net Assets:
Beginning of period	381,347	273,545
End of period*	$283,316	$381,347

*Including undistributed (overdistributed) net investment income of:	$(33)	$27

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Money Market Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 11.5%

BANKING & FINANCE 10.2%

American Express Centurion Bank
2.648% due 11/07/2008	$3,600	$3,600

American Honda Finance Corp.
4.200% due 07/14/2008	4,700	4,699

Citigroup, Inc.
3.625% due 02/09/2009	3,900	3,903

John Deere Capital Corp.
2.984% due 09/25/2008	3,800	3,800

National Australia Bank Ltd.
2.682% due 12/01/2008	2,000	2,000

Royal Bank of Canada
2.509% due 09/09/2008	7,500	7,497

Wachovia Corp.
2.949% due 10/28/2008	3,400	3,399

		28,898

INDUSTRIALS 1.3%

International Business Machines Corp.
2.431% due 09/02/2008	3,800	3,800

Total Corporate Bonds & Notes (Cost $32,698)		32,698

SHORT-TERM INSTRUMENTS 88.3%

CERTIFICATES OF DEPOSIT 5.5%

Abbey National Treasury Services PLC
2.409% due 07/02/2008	600	600

ABN AMRO N.A. Finance
5.405% due 07/11/2008	5,500	5,500

Citibank N.A.
2.800% due 09/15/2008	9,500	9,500

		15,600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 82.8%

ASB Finance Ltd.
2.750% due 07/09/2008	$7,500	$7,495

Australia & New Zealand Banking Group Ltd.
2.560% due 08/13/2008	11,000	10,966

Bank of America Corp.
2.710% due 09/24/2008	11,000	10,930

BNP Paribas Finance, Inc.
2.741% due 09/18/2008	11,300	11,232

Danske Corp.
2.670% due 07/11/2008	8,000	7,994

Fannie Mae
2.410% due 10/31/2008	16,600	16,464

Federal Home Loan Bank
2.000% due 07/01/2008	1,000	1,000
2.198% due 07/11/2008	17,400	17,389
2.260% due 11/07/2008	12,000	11,903
2.340% due 09/10/2008	6,100	6,072

Freddie Mac
2.639% due 12/26/2008	14,000	14,012

General Electric Capital Corp.
2.570% due 08/14/2008	8,000	7,975

HSBC Bank USA N.A.
2.760% due 07/07/2008	11,500	11,495

ING Funding LLC
2.640% due 07/01/2008	8,400	8,400

Intesa Funding LLC
2.780% due 09/16/2008	10,000	9,941

Nordea N.A., Inc.
2.700% due 07/11/2008	8,000	7,994

Rabobank USA Financial Corp.
2.240% due 07/01/2008	10,500	10,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Royal Bank of Scotland Group PLC
2.680% due 07/08/2008	$7,800	$7,796

Societe General N.A.
2.900% due 09/18/2008	10,000	9,936

Toyota Motor Credit Corp.
2.580% due 11/14/2008	4,600	4,555

UBS Finance Delaware LLC
2.730% due 09/02/2008	4,900	4,877
3.070% due 12/08/2008	6,000	5,918

Unicredito Italiano SpA
2.990% due 09/08/2008	10,500	10,440

Wells Fargo & Co.
2.350% due 07/07/2008	11,200	11,196

Westpac Banking Corp.
2.700% due 07/09/2008	8,000	7,995

		234,475

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
1.650% due 07/01/2008	116	116

(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $121. Repurchase proceeds are $116.)

Total Short-Term Instruments (Cost $250,191)		250,191

Total Investments 99.8% (Cost $282,889)		$282,889

Other Assets and Liabilities (Net) 0.2%		427

Net Assets 100.0%		$283,316

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$282,889	$0	$282,889
Other Financial Instruments ++	0	0	0	0

Total	$0	$282,889	$0	$282,889

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Notes to Financial Statements

1.  ORGANIZATION

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

10	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	21,650	$21,651	161,006	$161,006
Administrative Class	100,309	100,309	415,335	415,335
Issued as reinvestment of distributions
Institutional Class	3,405	3,405	10,338	10,338
Administrative Class	2,079	2,078	6,573	6,573
Cost of shares redeemed
Institutional Class	(6,964)	(6,964)	(164,776)	(164,776)
Administrative Class	(218,514)	(218,514)	(320,690)	(320,690)
Net increase resulting from Portfolio share transactions	(98,035)	$(98,035)	107,786	$107,786

Semiannual Report	June 30, 2008	11

Notes to Financial Statements (Cont.)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	88
Administrative Class	2	97

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

9.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 0	$ 0	$ 0

12	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	13

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

14	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Money Market Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Commercial Paper	82.9%
Corporate Bonds & Notes	11.6%
Certificates of Deposit	5.5%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (04/10/00)**
PIMCO Money Market Portfolio Institutional Class	1.54%	4.05%	3.13%	3.20%
Citigroup 3-Month Treasury Bill Index±	1.11%	3.32%	3.06%	3.17%
Lipper Money Market Fund Index±±	1.42%	3.79%	2.86%	2.94%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.32% for Institutional Class shares.

An investment in the PIMCO Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 Month Treasury Bill issues. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

±± Lipper Money Market Fund Index is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,015.41	$1,023.27
Expenses Paid During Periodà	$1.60	$1.61

à Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

»	The Portfolio focused on short maturity high-quality assets and ended the period with an average quality of AAA.

»	The Portfolio focuses a majority of its exposure on high-quality commercial paper.

»	High-quality commercial paper holdings, including Yankee bank holdings, provided a yield advantage over U.S. Treasury Bills.

»

High-quality commercial paper rates dropped for the period by 1.75% in the three-month maturities on the heels of the Federal Reserve’s reduction of the Federal Funds Rate, which ended the period at 2.00%.

»	Positions in Corporate Floating rate notes provided a yield advantage over U.S. Treasuries while adding minimal interest rate risk to the portfolio.

4	PIMCO Variable Insurance Trust

Financial Highlights  Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+		12/31/2007		12/31/2006	12/31/2005	12/31/2004	12/31/2003

Institutional Class
Net asset value beginning of year or period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.02		0.05		0.05	0.03	0.01	0.01
Total income from investment operations	0.02		0.05		0.05	0.03	0.01	0.01
Dividends from net investment income	(0.02)		(0.05)		(0.05)	(0.03)	(0.01)	(0.01)
Net asset value end of year or period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return	1.54%		5.01%		4.78%	2.93%	1.06%	0.88%
Net assets end of year or period (000s)	$231,976		$213,882		$207,305	$100,195	$12	$11
Ratio of expenses to average net assets	0.32	%*	0.34	%(b)	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.32	%*	0.34	%(b)	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	3.02	%*	4.91%		4.77%	3.23%	1.04%	0.85%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.12%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Money Market Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$282,773
Repurchase agreements, at value	116
Cash	9
Receivable for Portfolio shares sold	17
Interest and dividends receivable	508
283,423

Liabilities:
Payable for Portfolio shares redeemed	$31
Accrued investment advisory fee	27
Accrued administrative fee	45
Accrued servicing fee	4
107

Net Assets	$283,316

Net Assets Consist of:
Paid in capital	$283,298
(Overdistributed) net investment income	(33)
Accumulated undistributed net realized gain	51
$283,316

Net Assets:
Institutional Class	$231,976
Administrative Class	51,340

Shares Issued and Outstanding:
Institutional Class	231,965
Administrative Class	51,332

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$282,773
Cost of Repurchase Agreements Owned	$116

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Money Market Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$6,092
Miscellaneous income	7
Total Income	6,099

Expenses:
Investment advisory fees	214
Administrative fees	357
Servicing fees – Administrative Class	101
Trustees’ fees	3
Total Expenses	675

Net Investment Income	5,424

Net Realized Gain:
Net realized gain on investments	64
Net Gain	64

Net Increase in Net Assets Resulting from Operations	$5,488

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Money Market Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,424	$16,955
Net realized gain	64	10
Net increase resulting from operations	5,488	16,965

Distributions to Shareholders:
From net investment income
Institutional Class	(3,406)	(10,376)
Administrative Class	(2,078)	(6,573)

Total Distributions	(5,484)	(16,949)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	21,651	161,006
Administrative Class	100,309	415,335
Issued as reinvestment of distributions
Institutional Class	3,405	10,338
Administrative Class	2,078	6,573
Cost of shares redeemed
Institutional Class	(6,964)	(164,776)
Administrative Class	(218,514)	(320,690)
Net increase (decrease) resulting from Portfolio share transactions	(98,035)	107,786

Total Increase (Decrease) in Net Assets	(98,031)	107,802

Net Assets:
Beginning of period	381,347	273,545
End of period*	$283,316	$381,347

*Including undistributed (overdistributed) net investment income of:	$(33)	$27

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Money Market Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 11.5%

BANKING & FINANCE 10.2%

American Express Centurion Bank
2.648% due 11/07/2008	$3,600	$3,600

American Honda Finance Corp.
4.200% due 07/14/2008	4,700	4,699

Citigroup, Inc.
3.625% due 02/09/2009	3,900	3,903

John Deere Capital Corp.
2.984% due 09/25/2008	3,800	3,800

National Australia Bank Ltd.
2.682% due 12/01/2008	2,000	2,000

Royal Bank of Canada
2.509% due 09/09/2008	7,500	7,497

Wachovia Corp.
2.949% due 10/28/2008	3,400	3,399

		28,898

INDUSTRIALS 1.3%

International Business Machines Corp.
2.431% due 09/02/2008	3,800	3,800

Total Corporate Bonds & Notes (Cost $32,698)		32,698

SHORT-TERM INSTRUMENTS 88.3%

CERTIFICATES OF DEPOSIT 5.5%

Abbey National Treasury Services PLC
2.409% due 07/02/2008	600	600

ABN AMRO N.A. Finance
5.405% due 07/11/2008	5,500	5,500

Citibank N.A.
2.800% due 09/15/2008	9,500	9,500

		15,600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 82.8%

ASB Finance Ltd.
2.750% due 07/09/2008	$7,500	$7,495

Australia & New Zealand Banking Group Ltd.
2.560% due 08/13/2008	11,000	10,966

Bank of America Corp.
2.710% due 09/24/2008	11,000	10,930

BNP Paribas Finance, Inc.
2.741% due 09/18/2008	11,300	11,232

Danske Corp.
2.670% due 07/11/2008	8,000	7,994

Fannie Mae
2.410% due 10/31/2008	16,600	16,464

Federal Home Loan Bank
2.000% due 07/01/2008	1,000	1,000
2.198% due 07/11/2008	17,400	17,389
2.260% due 11/07/2008	12,000	11,903
2.340% due 09/10/2008	6,100	6,072

Freddie Mac
2.639% due 12/26/2008	14,000	14,012

General Electric Capital Corp.
2.570% due 08/14/2008	8,000	7,975

HSBC Bank USA N.A.
2.760% due 07/07/2008	11,500	11,495

ING Funding LLC
2.640% due 07/01/2008	8,400	8,400

Intesa Funding LLC
2.780% due 09/16/2008	10,000	9,941

Nordea N.A., Inc.
2.700% due 07/11/2008	8,000	7,994

Rabobank USA Financial Corp.
2.240% due 07/01/2008	10,500	10,500

Royal Bank of Scotland Group PLC
2.680% due 07/08/2008	7,800	7,796

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe General N.A.
2.900% due 09/18/2008	$10,000	$9,936

Toyota Motor Credit Corp.
2.580% due 11/14/2008	4,600	4,555

UBS Finance Delaware LLC
2.730% due 09/02/2008	4,900	4,877
3.070% due 12/08/2008	6,000	5,918

Unicredito Italiano SpA
2.990% due 09/08/2008	10,500	10,440

Wells Fargo & Co.
2.350% due 07/07/2008	11,200	11,196

Westpac Banking Corp.
2.700% due 07/09/2008	8,000	7,995

		234,475

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
1.650% due 07/01/2008	116	116

(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $121. Repurchase proceeds are $116.)

Total Short-Term Instruments (Cost $250,191)		250,191

Total Investments 99.8% (Cost $282,889)		$282,889

Other Assets and Liabilities (Net) 0.2%		427

Net Assets 100.0%		$283,316

Notes to Schedule of Investments (amounts in thousands *):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$282,889	$0	$282,889
Other Financial Instruments ++	0	0	0	0

Total	$0	$282,889	$0	$282,889

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Notes to Financial Statements

1.  ORGANIZATION

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

10	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	21,650	$21,651	161,006	$161,006
Administrative Class	100,309	100,309	415,335	415,335
Issued as reinvestment of distributions
Institutional Class	3,405	3,405	10,338	10,338
Administrative Class	2,079	2,078	6,573	6,573
Cost of shares redeemed
Institutional Class	(6,964)	(6,964)	(164,776)	(164,776)
Administrative Class	(218,514)	(218,514)	(320,690)	(320,690)
Net increase resulting from Portfolio share transactions	(98,035)	$(98,035)	107,786	$107,786

Semiannual Report	June 30, 2008	11

Notes to Financial Statements (Cont.)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	88
Administrative Class	2	97

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

9.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 0	$ 0	$ 0

12	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	13

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

14	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Real Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and after asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	51.4%
U.S. Government Agencies	14.9%
Short-Term Instruments	13.2%
Corporate Bonds & Notes	11.3%
Mortgage-Backed Securities	3.6%
Other	5.6%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (09/30/99)
PIMCO Real Return Portfolio Administrative Class	4.42%	14.56%	5.68%	8.69%
Lehman Brothers U.S. TIPS Index±	4.88%	15.09%	5.98%	8.39%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.65% for Administrative Class shares.

± Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), having at least 1 year to final maturity, and at least $250 million par amount outstanding. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,044.18	$1,021.58
Expenses Paid During Period à	$3.35	$3.32

àExpenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, or government-sponsored enterprises and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield.

»

Modest allocations to Japanese inflation-linked bonds (“ILBs”) versus nominal bonds in April through June benefited performance as ILBs outperformed their nominal counterparts in Japan during the period.

»	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

»	An underweight to total U.S. duration detracted from performance as both the ten-year U.S. Treasury nominal yield and the ten-year U.S. Treasury Inflation-Protected Securities real yield declined.

»	A U.K. nominal yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

»	Holdings of U.S. mortgage-backed securities detracted from performance as mortgage spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Administrative Class
Net asset value beginning of year or period	$12.57	$11.93	$12.69	$12.92	$12.36	$11.90
Net investment income (a)	0.24	0.56	0.53	0.36	0.13	0.27
Net realized/unrealized gain (loss) on investments	0.32	0.67	(0.43)	(0.09)	0.97	0.77
Total income from investment operations	0.56	1.23	0.10	0.27	1.10	1.04
Dividends from net investment income	(0.24)	(0.56)	(0.53)	(0.36)	(0.13)	(0.32)
Distributions from net realized capital gains	0.00	(0.03)	(0.33)	(0.14)	(0.41)	(0.26)
Total distributions	(0.24)	(0.59)	(0.86)	(0.50)	(0.54)	(0.58)
Net asset value end of year or period	$12.89	$12.57	$11.93	$12.69	$12.92	$12.36
Total return	4.42%	10.63%	0.71%	2.09%	8.92%	8.84%
Net assets end of year or period (000s)	$1,351,260	$1,082,777	$1,033,666	$1,012,042	$636,565	$275,029
Ratio of expenses to average net assets	0.66%*	0.65%	0.65%	0.66%	0.65%	0.66%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	3.72%*	4.69%	4.22%	2.79%	1.03%	2.21%
Portfolio turnover rate	489%	901%	963%	1,102%	1,064%	738%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Real Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$2,778,195
Repurchase agreements, at value	4,920
Deposits with counterparty	10,900
Foreign currency, at value	4,976
Receivable for investments sold	403,772
Receivable for investments sold on a delayed-delivery basis	29,403
Receivable for Portfolio shares sold	60,594
Interest and dividends receivable	9,619
Variation margin receivable	479
Swap premiums paid	6,020
Unrealized appreciation on foreign currency contracts	7,880
Unrealized appreciation on swap agreements	9,791
3,326,549

Liabilities:
Payable for investments purchased	$48,335
Payable for investments purchased on a delayed-delivery basis	1,371,080
Payable for Portfolio shares redeemed	16,942
Payable for short sales	392,732
Overdraft due to custodian	89
Written options outstanding	5,390
Dividends payable	115
Accrued investment advisory fee	274
Accrued administrative fee	274
Accrued distribution fee	6
Accrued servicing fee	145
Swap premiums received	5,903
Unrealized depreciation on foreign currency contracts	4,180
Unrealized depreciation on swap agreements	19,992
Other liabilities	6,759
1,872,216

Net Assets	$1,454,333

Net Assets Consist of:
Paid in capital	$1,431,764
Undistributed net investment income	5,061
Accumulated undistributed net realized gain	20,446
Net unrealized (depreciation)	(2,938)
$1,454,333

Net Assets:
Institutional Class	$71,694
Administrative Class	1,351,260
Advisor Class	31,379

Shares Issued and Outstanding:
Institutional Class	5,563
Administrative Class	104,850
Advisor Class	2,435

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.89
Administrative Class	12.89
Advisor Class	12.89

Cost of Investments Owned	$2,763,892
Cost of Repurchase Agreements Owned	$4,920
Cost of Foreign Currency Held	$4,960
Proceeds Received on Short Sales	$385,455
Premiums Received on Written Options	$5,387

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Real Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$29,049
Dividends	46
Miscellaneous income	11
Total Income	29,106

Expenses:
Investment advisory fees	1,650
Administrative fees	1,657
Servicing fees – Administrative Class	935
Distribution and/or servicing fees – Advisor Class	32
Trustees’ fees	9
Interest expense	60
Total Expenses	4,343

Net Investment Income	24,763

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	31,419
Net realized gain on futures contracts, written options and swaps	14,699
Net realized gain on foreign currency transactions	1,825
Net change in unrealized (depreciation) on investments	(8,141)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(13,911)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	283
Net Gain	26,174

Net Increase in Net Assets Resulting from Operations	$50,937

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Real Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$24,763	$50,090
Net realized gain	47,943	17,083
Net change in unrealized appreciation (depreciation)	(21,769)	43,534
Net increase resulting from operations	50,937	110,707

Distributions to Shareholders:
From net investment income
Institutional Class	(898)	(2,260)
Administrative Class	(22,885)	(47,339)
Advisor Class	(460)	(382)
From net realized capital gains
Institutional Class	0	(99)
Administrative Class	0	(2,482)
Advisor Class	0	(30)

Total Distributions	(24,243)	(52,592)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	31,916	10,073
Administrative Class	458,867	357,076
Advisor Class	25,088	13,552
Issued as reinvestment of distributions
Institutional Class	898	2,359
Administrative Class	22,142	48,596
Advisor Class	461	413
Cost of shares redeemed
Institutional Class	(5,460)	(17,391)
Administrative Class	(237,987)	(411,698)
Advisor Class	(7,841)	(3,742)
Net increase (decrease) resulting from Portfolio share transactions	288,084	(762)

Total Increase in Net Assets	314,778	57,353

Net Assets:
Beginning of period	1,139,555	1,082,202
End of period*	$1,454,333	$1,139,555

*Including undistributed net investment income of:	$5,061	$4,541

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Real Return Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
4.399% due 12/20/2012	$95	$90
4.446% due 12/20/2012	810	766
4.551% due 12/20/2012	70	66

Total Bank Loan Obligations (Cost $975)		922

CORPORATE BONDS & NOTES 21.7%

BANKING & FINANCE 16.7%

ACE INA Holdings, Inc.
5.800% due 03/15/2018	1,500	1,446

Allstate Life Global Funding II
3.328% due 05/21/2010	9,600	9,544

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	4,100	4,090

American Express Bank FSB
5.500% due 04/16/2013	1,400	1,371
6.000% due 09/13/2017	2,400	2,323

American Express Centurion Bank
6.000% due 09/13/2017	2,300	2,226

American Express Co.
7.000% due 03/19/2018	2,310	2,346
8.150% due 03/19/2038	660	737

American International Group, Inc.
5.850% due 01/16/2018	1,300	1,222
8.175% due 05/15/2058	2,300	2,173

Atlantic & Western Re Ltd.
9.041% due 01/09/2009	900	897

Bank of America Corp.
2.869% due 02/17/2009	5,400	5,386
2.904% due 11/06/2009	900	892
8.000% due 12/29/2049	1,500	1,409

Bank of America N.A.
2.812% due 12/18/2008	1,000	998

Bank of Ireland
2.819% due 12/19/2008	1,500	1,500
2.862% due 12/18/2009	1,000	990

Bank of Scotland PLC
2.482% due 07/17/2008	1,100	1,100

Barclays Bank PLC
5.450% due 09/12/2012	6,400	6,483
6.050% due 12/04/2017	2,300	2,262
7.434% due 09/29/2049	700	658

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	2,600	2,577
6.950% due 08/10/2012	2,600	2,707
7.250% due 02/01/2018	2,900	3,036

C10 Capital SPV Ltd.
6.722% due 12/31/2049	500	461

Calabash Re Ltd.
13.714% due 01/08/2010	250	257

Caterpillar Financial Services Corp.
3.559% due 06/24/2011	13,200	13,193

Charter One Bank N.A.
2.957% due 04/24/2009	8,400	8,377

CIT Group, Inc.
3.049% due 01/30/2009	4,600	4,451

Citigroup Capital XXI
8.300% due 12/21/2057	1,200	1,138

Citigroup Funding, Inc.
2.481% due 04/23/2009	5,700	5,626
3.820% due 05/07/2010	13,900	13,798

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup, Inc.
2.831% due 12/28/2009	$3,900	$3,805
2.848% due 12/26/2008	2,900	2,889
2.939% due 01/30/2009	1,000	991
8.400% due 04/29/2049	4,600	4,379

Commonwealth Bank of Australia
2.488% due 06/08/2009	400	400

Credit Agricole S.A.
2.646% due 05/28/2009	1,900	1,892

Credit Suisse USA, Inc.
2.775% due 11/20/2009	800	791

DnB NOR Bank ASA
2.780% due 10/13/2009	1,100	1,101

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	1,200	931
7.800% due 06/01/2012	100	77

Foundation Re II Ltd.
9.445% due 11/26/2010	800	806

General Electric Capital Corp.
2.826% due 12/12/2008	900	899
2.907% due 10/24/2008	800	799
2.937% due 10/26/2009	1,000	997
5.875% due 01/14/2038	2,000	1,821

Genworth Financial, Inc.
6.515% due 05/22/2018	2,200	2,066

GMAC LLC
6.750% due 12/01/2014	1,600	1,059

Goldman Sachs Group, Inc.
3.101% due 06/28/2010	7,500	7,295
6.150% due 04/01/2018	1,900	1,849
6.750% due 10/01/2037	6,300	5,787

HCP, Inc.
6.700% due 01/30/2018	3,000	2,705

HSBC Finance Corp.
2.878% due 10/21/2009	1,900	1,856

International Lease Finance Corp.
6.625% due 11/15/2013	900	810

JPMorgan Chase & Co.
2.532% due 06/26/2009	700	698
2.859% due 06/26/2009	5,500	5,492

Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008	300	298
6.875% due 05/02/2018	1,900	1,845
7.000% due 09/27/2027	100	93

Liberty Mutual Group, Inc.
5.750% due 03/15/2014	1,000	967

Longpoint Re Ltd.
8.064% due 05/08/2010	1,100	1,100

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,000	1,989

Merna Reinsurance Ltd.
3.451% due 07/07/2010 (j)	4,200	3,930

Merrill Lynch & Co., Inc.
2.960% due 10/23/2008	2,500	2,485
6.400% due 08/28/2017	2,400	2,231
6.875% due 04/25/2018	8,800	8,401

Metropolitan Life Global Funding I
3.085% due 04/13/2009	6,000	5,996

Morgan Stanley
2.521% due 11/21/2008	1,000	996
6.000% due 04/28/2015	1,700	1,630
6.625% due 04/01/2018	3,000	2,852

Mystic Re Ltd.
11.682% due 12/05/2008	600	585

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

National Australia Bank Ltd.
5.350% due 06/12/2013	$2,600	$2,600

New York Life Global Funding
4.650% due 05/09/2013	2,900	2,881

Phoenix Quake Ltd.
5.134% due 07/03/2008	500	500

Phoenix Quake Wind Ltd.
5.134% due 07/03/2008	2,000	2,000

ProLogis
6.625% due 05/15/2018	1,500	1,482

Rabobank Nederland NV
2.733% due 01/15/2009	800	799

Rockies Express Pipeline LLC
5.100% due 08/20/2009	5,200	5,205

Royal Bank of Scotland Group PLC
2.868% due 07/21/2008	400	400

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,700	2,615

Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009	2,700	2,675
2.861% due 09/19/2008	500	499

Simon Property Group LP
5.750% due 12/01/2015	800	779

Travelers Cos., Inc.
5.800% due 05/15/2018	1,500	1,464

UBS AG
3.704% due 05/05/2010	7,700	7,674
5.750% due 04/25/2018	5,400	5,170
5.875% due 12/20/2017	1,000	976

Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008	1,700	1,699

Vita Capital III Ltd.
3.911% due 01/01/2012	700	673

Vita Capital Ltd.
3.691% due 01/01/2010	300	294

VTB Capital S.A.
3.384% due 08/01/2008	1,700	1,685

Wachovia Bank N.A.
2.638% due 02/23/2009	2,700	2,690
2.752% due 12/02/2010	2,400	2,283

Wachovia Mortgage FSB
2.798% due 05/08/2009	300	298
2.807% due 03/02/2009	300	300

Wells Fargo & Co.
4.375% due 01/31/2013	1,600	1,552

		242,460

INDUSTRIALS 3.8%

Amgen, Inc.
6.150% due 06/01/2018	1,000	1,008

AutoZone, Inc.
5.875% due 10/15/2012	4,400	4,395

Baxter International, Inc.
5.375% due 06/01/2018	1,400	1,388

C8 Capital SPV Ltd.
6.640% due 12/31/2049	500	465

Cadbury Schweppes US Finance LLC
5.125% due 10/01/2013	1,300	1,246

Cardinal Health, Inc.
6.000% due 06/15/2017	1,000	994

Cigna Corp.
6.350% due 03/15/2018	2,000	2,008

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EchoStar DBS Corp.
5.750% due 10/01/2008	$500	$501
7.000% due 10/01/2013	5,000	4,788

Falconbridge Ltd.
7.350% due 06/05/2012	1,000	1,039

Gaz Capital S.A.
7.343% due 04/11/2013	500	514
8.146% due 04/11/2018	700	727

Kraft Foods, Inc.
6.000% due 02/11/2013	1,000	1,012
6.125% due 02/01/2018	1,000	975

Marriott International, Inc.
6.375% due 06/15/2017	5,000	4,767

Masco Corp.
6.125% due 10/03/2016	1,500	1,363

Nordstrom, Inc.
6.250% due 01/15/2018	700	684

Oracle Corp.
5.750% due 04/15/2018	2,500	2,506

Philip Morris International, Inc.
5.650% due 05/16/2018	9,500	9,265

Rexam PLC
6.750% due 06/01/2013	1,200	1,200

Spectra Energy Capital LLC
5.668% due 08/15/2014	1,500	1,469

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	946

Suncor Energy, Inc.
6.100% due 06/01/2018	600	604

UST, Inc.
6.625% due 07/15/2012	2,500	2,618

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	1,500	1,558

Waste Management, Inc.
6.100% due 03/15/2018	3,200	3,203

Weyerhaeuser Co.
3.802% due 09/24/2009	2,600	2,571

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	1,956

		55,770

UTILITIES 1.2%

American Electric Power Co., Inc.
5.250% due 06/01/2015	800	772

AT&T, Inc.
2.884% due 02/05/2010	2,800	2,788

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	101

Constellation Energy Group, Inc.
4.550% due 06/15/2015	200	179
7.000% due 04/01/2012	4,100	4,256

Dominion Resources, Inc.
2.858% due 11/14/2008	300	296

Embarq Corp.
7.082% due 06/01/2016	300	286

Enel Finance International S.A.
5.700% due 01/15/2013	4,500	4,557

Exelon Corp.
4.900% due 06/15/2015	1,000	922

NiSource Finance Corp.
3.208% due 11/23/2009	800	778

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Public Service Electric & Gas Co.
5.300% due 05/01/2018	$1,100	$1,088

Telecom Italia Capital S.A.
6.999% due 06/04/2018	900	910
		16,933

Total Corporate Bonds & Notes (Cost $320,810)		315,163

MUNICIPAL BONDS & NOTES 0.8%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	475	474

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	600	512

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	800	807

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
10.679% due 12/15/2013	130	120

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	900	781

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	485	467

Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	3,400	3,417

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	4,900	4,671

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,085	969

Total Municipal Bonds & Notes (Cost $12,856)		12,218

U.S. GOVERNMENT AGENCIES 28.6%

Fannie Mae
2.542% due 12/25/2036	417	403
2.632% due 08/25/2034	248	242
2.682% due 10/27/2037	5,900	5,644
2.832% due 05/25/2042	255	248
4.205% due 11/01/2034	4,440	4,524
4.526% due 07/01/2035	500	505
4.659% due 01/01/2035	573	580
4.666% due 05/25/2035	2,804	2,855
4.994% due 06/01/2043 - 09/01/2044	7,083	7,081
5.000% due 06/01/2036	1,881	1,807
5.288% due 10/01/2035	1,812	1,812
5.500% due 03/01/2034 - 12/01/2037	197,721	195,224
5.950% due 02/25/2044	751	763
6.000% due 09/01/2019 - 07/01/2038	52,833	53,419
6.500% due 08/01/2036 - 12/01/2037	39,411	40,630
6.695% due 11/01/2024	16	16

Freddie Mac
2.621% due 07/15/2019 - 10/15/2020	15,639	15,332
2.701% due 02/15/2019	1,179	1,156
2.742% due 08/25/2031	141	138
2.821% due 12/15/2030	398	393
4.000% due 03/15/2023 - 10/15/2023	517	518
4.500% due 12/01/2021 - 06/01/2022	876	849

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.540% due 01/01/2034	$440	$446
4.994% due 10/25/2044 - 02/25/2045	10,970	10,564
5.000% due 02/15/2020 - 06/01/2023	29,118	29,012
5.418% due 12/01/2035	1,276	1,283
5.500% due 05/15/2016 - 05/01/2037	32,025	31,746
5.529% due 08/01/2036	744	747

Ginnie Mae
5.500% due 04/15/2037	843	841
6.000% due 08/15/2036	92	93

Small Business Administration
4.504% due 02/01/2014	1,208	1,162
4.880% due 11/01/2024	3,052	2,982
5.170% due 01/01/2028	1,610	1,593
5.902% due 02/10/2018	1,000	1,010

Total U.S. Government Agencies (Cost $415,427)		415,618

U.S. TREASURY OBLIGATIONS 98.3%

Treasury Inflation Protected Securities (b)
0.625% due 04/15/2013	11,962	11,929
0.875% due 04/15/2010	46,200	47,023
1.625% due 01/15/2015	3,509	3,627
1.625% due 01/15/2018	17,438	17,732
1.750% due 01/15/2028	63,354	60,216
1.875% due 07/15/2013	5,060	5,351
1.875% due 07/15/2015	133,915	140,329
2.000% due 04/15/2012	33,866	35,745
2.000% due 01/15/2014	89,778	95,383
2.000% due 07/15/2014	119,036	126,503
2.000% due 01/15/2016	17,426	18,368
2.000% due 01/15/2026	71,991	71,322
2.375% due 04/15/2011	106,264	112,648
2.375% due 01/15/2017	31,958	34,602
2.375% due 01/15/2025	51,032	53,492
2.375% due 01/15/2027	42,662	44,678
2.500% due 07/15/2016	26,974	29,494
2.625% due 07/15/2017	10,534	11,639
3.000% due 07/15/2012	171,628	188,562
3.375% due 01/15/2012	11,927	13,176
3.375% due 04/15/2032	1,218	1,529
3.500% due 01/15/2011	45,569	49,631
3.625% due 04/15/2028	65,569	81,715
3.875% due 01/15/2009	16,735	17,278
3.875% due 04/15/2029	73,116	94,874
4.250% due 01/15/2010	57,737	61,946

Total U.S. Treasury Obligations (Cost $1,404,108)		1,428,792

MORTGAGE-BACKED SECURITIES 6.9%

American Home Mortgage Investment Trust
2.632% due 09/25/2035	16	16

Banc of America Funding Corp.
4.622% due 02/20/2036	2,827	2,680
6.141% due 01/20/2047	1,260	1,025

Banc of America Large Loan, Inc.
2.981% due 08/15/2029	5,093	4,784

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	146	143

BCAP LLC Trust
2.652% due 01/25/2037	1,378	883

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	3,279	3,136
4.550% due 08/25/2035	2,560	2,464
4.863% due 01/25/2035	7,122	6,898

Bear Stearns Alt-A Trust
5.701% due 09/25/2035	4,807	3,968
5.939% due 03/25/2036	1,587	1,212

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	$38	$38

Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	4,442	4,403
5.674% due 01/26/2036	4,458	3,710

Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	8	7

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	158	150
4.248% due 08/25/2035	806	762
4.700% due 12/25/2035	3,713	3,602
4.748% due 08/25/2035	836	797
4.900% due 12/25/2035	168	160

Countrywide Alternative Loan Trust
2.562% due 09/20/2046	281	276
2.662% due 02/20/2047	1,160	817
2.662% due 05/25/2047	411	288
2.762% due 12/25/2035	90	68
6.000% due 01/25/2037	754	604

Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 06/25/2035	588	518
3.778% due 11/19/2033	200	190
5.804% due 05/20/2036	441	370

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	732	733

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.492% due 10/25/2036	572	562

First Horizon Alternative Mortgage Securities
4.733% due 06/25/2034	751	658

First Horizon Asset Securities, Inc.
5.368% due 08/25/2035	915	875

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	5,644	5,596

Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	529	466
2.562% due 01/25/2047	4,423	4,197
2.702% due 06/25/2045	826	680
2.752% due 11/25/2045	485	388

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,210	2,144

Harborview Mortgage Loan Trust
2.702% due 05/19/2035	212	161

Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	215	201

Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046	638	595
2.582% due 01/25/2037	379	357
5.044% due 12/25/2034	494	430

JPMorgan Mortgage Trust
5.005% due 07/25/2035	1,251	1,198
5.020% due 02/25/2035	3,231	3,051

Lehman XS Trust
2.562% due 07/25/2046	263	256

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	700	672

Mellon Residential Funding Corp.
2.821% due 11/15/2031	946	853
2.911% due 12/15/2030	785	729

Merrill Lynch Floating Trust
2.541% due 06/15/2022	252	238

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	2,268	1,824

MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035	992	878
3.482% due 10/25/2035	592	550
4.430% due 10/25/2035	4,471	4,237

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Opteum Mortgage Acceptance Corp.
2.742% due 07/25/2035	$357	$308

Residential Accredit Loans, Inc.
2.782% due 08/25/2035	315	245

Securitized Asset Sales, Inc.
6.754% due 11/26/2023	10	9

Sequoia Mortgage Trust
2.832% due 10/19/2026	262	248

Structured Adjustable Rate Mortgage Loan Trust
2.722% due 06/25/2035	399	340
4.580% due 02/25/2034	582	546
4.928% due 01/25/2035	293	277
5.537% due 08/25/2035	451	404

Structured Asset Mortgage Investments, Inc.
2.552% due 08/25/2036	385	376
2.582% due 09/25/2047	1,023	975
2.672% due 06/25/2036	271	192
2.732% due 07/19/2035	2,870	2,414
2.812% due 10/19/2034	187	155

Structured Asset Securities Corp.
2.532% due 05/25/2036	34	33
5.432% due 10/25/2035	418	381

TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036	56	53
2.592% due 01/25/2037	575	552

Thornburg Mortgage Securities Trust
2.592% due 03/25/2046	80	79
2.592% due 11/25/2046	3,509	3,359
2.602% due 09/25/2046	1,934	1,865

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	14	14

WaMu Mortgage Pass-Through Certificates
2.742% due 11/25/2045	444	340
2.772% due 08/25/2045	13	13
2.772% due 10/25/2045	2,736	2,135
4.258% due 01/25/2047	1,670	1,261
4.338% due 12/25/2046	218	183
4.528% due 02/25/2046	364	268
4.728% due 11/25/2042	66	61
4.780% due 07/25/2046	1,520	1,216
5.028% due 11/25/2046	235	192
6.069% due 10/25/2036	4,970	4,936

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	484	461
4.730% due 07/25/2034	437	431

Total Mortgage-Backed Securities (Cost $108,148)		100,820

ASSET-BACKED SECURITIES 6.2%

ACE Securities Corp.
2.532% due 07/25/2036	190	188
2.532% due 12/25/2036	220	211

American Express Credit Account Master Trust
3.421% due 08/15/2012	10,300	10,370

Argent Securities, Inc.
2.532% due 10/25/2036	576	560

Asset-Backed Funding Certificates
2.542% due 11/25/2036	98	96
2.542% due 01/25/2037	2,494	2,420
2.832% due 06/25/2034	868	773

Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036	51	50

BA Credit Card Trust
3.051% due 04/15/2013	6,300	6,292
3.671% due 12/16/2013	12,500	12,695

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036	$97	$92
2.572% due 04/25/2036	5	5
2.812% due 01/25/2036	65	62
2.932% due 03/25/2043	126	124
3.142% due 10/25/2032	51	45

Bravo Mortgage Asset Trust
2.612% due 07/25/2036	314	308

Carrington Mortgage Loan Trust
2.532% due 01/25/2037	578	559

Chase Credit Card Master Trust
2.581% due 02/15/2011	1,000	999

Citigroup Mortgage Loan Trust, Inc.
2.532% due 11/25/2036	103	102
2.562% due 01/25/2037	1,385	1,289

Countrywide Asset-Backed Certificates
2.512% due 01/25/2046	380	377
2.532% due 01/25/2037	175	174
2.532% due 05/25/2037	2,786	2,725
2.532% due 05/25/2047	231	225
2.542% due 09/25/2046	166	165
2.552% due 06/25/2037	4,657	4,579
2.592% due 10/25/2046	523	513

Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036	1,788	1,739

Equity One Asset-Backed Securities, Inc.
2.782% due 04/25/2034	96	81

First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 07/25/2036	798	794
2.532% due 11/25/2036	1,452	1,395
2.532% due 12/25/2036	117	114

Ford Credit Auto Owner Trust
3.071% due 07/15/2010	5,500	5,506

Fremont Home Loan Trust
2.532% due 10/25/2036	89	87
2.542% due 01/25/2037	368	348
2.652% due 01/25/2036	12	12

GSAMP Trust
2.522% due 10/25/2046	128	125
2.552% due 10/25/2036	30	25
2.552% due 12/25/2036	765	742
2.772% due 03/25/2034	106	105

GSR Mortgage Loan Trust
2.582% due 11/25/2030	45	45

HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036	143	141

HSI Asset Securitization Corp. Trust
2.532% due 10/25/2036	172	166
2.532% due 12/25/2036	3,572	3,419

Indymac Residential Asset-Backed Trust
2.532% due 11/25/2036	138	135
2.542% due 04/25/2037	1,560	1,543

JPMorgan Mortgage Acquisition Corp.
2.522% due 08/25/2036	92	91
2.532% due 07/25/2036	199	193
2.532% due 08/25/2036	478	471
2.532% due 10/25/2036	1,830	1,791
2.552% due 11/25/2036	114	110
2.582% due 07/25/2036	270	267

Lehman XS Trust
2.552% due 05/25/2046	176	168
2.562% due 04/25/2046	298	295
2.562% due 11/25/2046	719	684

Long Beach Mortgage Loan Trust
2.522% due 11/25/2036	86	84
2.662% due 08/25/2035	74	72

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
2.542% due 10/25/2036	$3	$3
2.542% due 11/25/2036	1,476	1,442
2.622% due 02/25/2036	82	81

MBNA Credit Card Master Note Trust
2.571% due 12/15/2011	100	100

Merrill Lynch Mortgage Investors, Inc.
2.512% due 06/25/2037	137	136
2.532% due 05/25/2037	347	344
2.552% due 08/25/2036	1,062	1,028
2.552% due 07/25/2037	395	384
2.602% due 02/25/2037	2,226	2,093

Morgan Stanley ABS Capital I
2.512% due 06/25/2036	6	6
2.522% due 07/25/2036	1,095	1,087
2.522% due 10/25/2036	353	348
2.532% due 09/25/2036	330	326
2.532% due 10/25/2036	215	208

Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036	82	81

Nationstar Home Equity Loan Trust
2.602% due 04/25/2037	1,473	1,444

Nelnet Student Loan Trust
2.930% due 01/26/2015	61	61
3.010% due 07/25/2016	64	64

Nomura Asset Acceptance Corp.
2.622% due 01/25/2036	104	98

Option One Mortgage Loan Trust
2.522% due 02/25/2037	35	35
2.532% due 07/25/2036	12	12

Park Place Securities, Inc.
2.742% due 09/25/2035	31	29

Renaissance Home Equity Loan Trust
2.862% due 12/25/2032	65	62

Residential Asset Mortgage Products, Inc.
2.552% due 11/25/2036	91	90

Residential Asset Securities Corp.
2.522% due 06/25/2036	95	95
2.552% due 11/25/2036	966	954

Securitized Asset-Backed Receivables LLC Trust
2.532% due 09/25/2036	117	115
2.542% due 12/25/2036	1,352	1,268

SLM Student Loan Trust
2.910% due 07/25/2017	378	377
2.960% due 04/25/2019	6,400	6,218
3.370% due 01/25/2017	1,500	1,485

Soundview Home Equity Loan Trust
2.532% due 10/25/2036	309	305
2.542% due 11/25/2036	277	270
2.582% due 10/25/2036	68	67

Specialty Underwriting & Residential Finance
2.512% due 06/25/2037	38	38
2.528% due 11/25/2037	39	38

Structured Asset Investment Loan Trust
2.532% due 07/25/2036	69	67

Structured Asset Securities Corp.
2.532% due 10/25/2036	662	647
4.900% due 04/25/2035	1,185	913

Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034	19	18

Washington Mutual Asset-Backed Certificates
2.532% due 01/25/2037	628	592

Wells Fargo Home Equity Trust
2.532% due 01/25/2037	486	475

Total Asset-Backed Securities (Cost $91,427)		90,250

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.1%

Colombia Government International Bond
10.000% due 01/23/2012		$350	$407

Export-Import Bank of Korea
2.920% due 10/04/2011		1,600	1,606

Total Sovereign Issues (Cost $1,950)			2,013

FOREIGN CURRENCY-DENOMINATED ISSUES 3.4%

Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	551	732

France Government Bond
2.500% due 07/25/2013	EUR	1,348	2,161
3.000% due 07/25/2012 (b)		1,733	2,840

General Electric Capital Corp.
5.500% due 09/15/2067		3,400	4,736

Green Valley Ltd.
8.342% due 01/10/2011		500	790

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		564	878

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	544,860	5,086
1.100% due 12/10/2016		943,760	8,923
1.200% due 06/10/2017		1,254,880	11,888
1.200% due 12/10/2017		150,750	1,426

Pylon Ltd.
6.460% due 12/29/2008	EUR	700	1,098
8.860% due 12/29/2008		1,100	1,731

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		500	681

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,100	5,947

Total Foreign Currency-Denominated Issues (Cost $44,627)			48,917

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Bank of America Corp.
7.250% due 12/31/2049		1,000	884

Wachovia Corp.
7.500% due 12/31/2049		800	708

Total Convertible Preferred Stocks (Cost $1,800)			1,592

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 25.1%

CERTIFICATES OF DEPOSIT 3.7%

Abbey National Treasury Services PLC
2.409% due 07/02/2008		$5,900	5,900

Calyon Financial, Inc.
2.689% due 01/16/2009		1,800	1,795

HSBC Bank USA N.A.
2.957% due 07/28/2008		1,100	1,100

Nordea Bank Finland PLC
5.308% due 04/09/2009		2,300	2,299

Sao Paolo IMI NY
3.312% due 06/09/2010		14,000	13,907

Skandinaviska Enskilda Banken AB
2.658% due 08/21/2008		5,600	5,598
2.675% due 02/13/2009		5,400	5,397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Unicredito Italiano NY
3.071% due 05/18/2009	$18,400	$18,400

		54,396

COMMERCIAL PAPER 19.6%

Bank of America Corp.
2.700% due 08/05/2008	4,400	4,388

Barclays U.S. Funding Corp.
2.680% due 09/02/2008	32,100	31,946

BNP Paribas Finance, Inc.
2.750% due 08/01/2008	38,200	38,109

Intesa Funding LLC
2.440% due 07/01/2008	28,700	28,700

Rabobank USA Financial Corp.
2.240% due 07/01/2008	10,600	10,600

Royal Bank of Scotland Group PLC
2.660% due 07/08/2008	25,100	25,087

Societe General N.A.
2.860% due 08/06/2008	36,100	35,997

UBS Finance Delaware LLC
2.550% due 07/14/2008	8,830	8,822
2.550% due 07/16/2008	19,100	19,080
2.845% due 09/30/2008	27,400	27,200

Unicredito Italiano SpA
2.400% due 07/01/2008	17,700	17,700

Westpac Banking Corp.
2.730% due 09/18/2008	36,900	36,671

		284,300

REPURCHASE AGREEMENTS 0.3%

Fixed Income Clearing Corp.
1.650% due 07/01/2008	4,920	4,920

(Dated 06/30/2008. Collateralized by Fannie Mae 0.000% due 09/24/2008 valued at $3,101 and Freddie Mac 0.000% due 09/26/2008 valued at $1,922. Repurchase proceeds are $4,920.)

U.S. TREASURY BILLS 1.5%
1.877% due 08/28/2008 - 09/25/2008 (a)(c)(d)	22,150	22,024

Total Short-Term Instruments (Cost $365,798)		365,640

PURCHASED OPTIONS (h) 0.1%
(Cost $886)		1,170

Total Investments 191.4% (Cost $2,768,812)		$2,783,115

Written Options (i) (0.4%) (Premiums $5,387)		(5,390)

Other Assets and Liabilities (Net) (91.0%)		(1,323,392)

Net Assets 100.0%		$1,454,333

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $12,179 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(d)	Securities with an aggregate market value of $9,845 have been pledged as collateral for delayed-delivery securities on June 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $5,500 at a weighted average interest rate of 4.600%. On June 30, 2008, there were no open reverse repurchase agreements.
(f)	Cash of $10,900 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	74	$(265)
90-Day Euribor June Futures	Long	06/2009	98	(453)
90-Day Euribor September Futures	Short	09/2008	77	281
90-Day Euribor September Futures	Long	09/2009	74	(299)
90-Day Eurodollar December Futures	Long	12/2009	70	(57)
90-Day Eurodollar June Futures	Long	06/2009	324	184
90-Day Eurodollar March Futures	Long	03/2010	70	(64)
90-Day Eurodollar September Futures	Long	09/2009	246	360
Euro-Bobl September Futures	Short	09/2008	60	131
Euro-Bund 10-Year Bond September Futures	Short	09/2008	295	576
Euro-Bund 10-Year Bond September Futures Call Options Strike @ EUR 127.000	Long	09/2008	282	0
Euro-Schatz September Futures	Short	09/2008	146	149
Japan Government 10-Year Bond September Futures	Short	09/2008	4	(69)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	1,757	1,080
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	155	(517)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	90	(208)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	56	(135)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	158	(239)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	55	146

				$601

(g)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.800% due 03/15/2018	Buy	(0.500%	)	03/20/2018	BOA	$1,500	$36
American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.470%	)	06/20/2015	MSC	800	9
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.620%	)	12/20/2012	BOA	4,400	46
Baxter International, Inc. 5.375% due 06/01/2018	Buy	(0.310%	)	06/20/2018	BOA	1,400	1
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	500	(7)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	700	(9)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	700	(20)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.810%	)	12/20/2017	BNP	1,000	17
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.760%	)	12/20/2017	CSFB	1,600	33
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP	2,000	(166)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(0.870%	)	03/20/2018	DUB	1,000	13
Cadbury Schweppes US Finance LLC 5.125% due 10/01/2013	Buy	(0.460%	)	12/20/2013	BOA	1,300	24
Cardinal Health, Inc. 6.000% due 06/15/2017	Buy	(0.590%	)	06/20/2017	DUB	1,000	9
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	300	(10)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	1,400	(45)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	CSFB	200	(6)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	CSFB	100	(2)
Cigna Corp. 6.350% due 03/15/2018	Buy	(1.210%	)	03/20/2018	MSC	2,000	(81)
Constellation Energy Group, Inc. 4.550% due 06/15/2015	Buy	(0.960%	)	06/20/2015	JPM	200	5
Constellation Energy Group, Inc. 7.000% due 04/01/2012	Buy	(0.665%	)	06/20/2012	JPM	4,400	88
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.960%	)	06/20/2015	CITI	1,000	13
Falconbridge Ltd. 7.350% due 06/05/2012	Buy	(0.910%	)	06/20/2012	BOA	1,000	17
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	2,000	(10)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	GSC	2,500	(44)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	BCLY	200	(47)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	800	(190)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	300	(71)
Genworth Financial, Inc. 6.515% due 05/22/2018	Buy	(0.980%	)	06/20/2018	DUB	1,300	128
Genworth Financial, Inc. 6.515% due 05/22/2018	Buy	(0.960%	)	06/20/2018	BCLY	900	89
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	300	6
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	BCLY	1,000	(26)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	LEH	1,500	(40)
GMAC LLC 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	GSC	700	(191)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Real Return Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	$500	$(116)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	CITI	900	246
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	200	(63)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	1,000	(314)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	600	(140)
GMAC LLC 6.875% due 08/28/2012	Sell	7.300%		09/20/2012	MSC	5,100	(1,156)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	LEH	1,000	(23)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	700	(16)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	BCLY	600	(13)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	CITI	100	4
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	100	4
HCP, Inc. 6.700% due 01/30/2018	Buy	(2.910%	)	03/20/2018	GSC	3,000	(146)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	DUB	3,000	(3)
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.600%	)	12/20/2013	DUB	900	50
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	600	(47)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	700	(54)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%		09/20/2012	BNP	500	(35)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	300	(19)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	BNP	300	(18)
Liberty Mutual Group, Inc. 5.750% due 03/15/2014	Buy	(1.390%	)	03/20/2014	BOA	1,000	17
Marriott International, Inc. 6.375% due 06/15/2017	Buy	(1.730%	)	06/20/2017	BOA	5,000	296
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(0.600%	)	09/20/2015	DUB	2,000	26
Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	BCLY	1,000	66
Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%	)	12/20/2012	DUB	1,400	94
Masco Corp. 6.125% due 10/03/2016	Buy	(1.910%	)	12/20/2016	CITI	1,500	48
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	JPM	400	25
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%	)	12/20/2012	UBS	900	56
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	Buy	(1.380%	)	06/20/2018	CITI	800	38
Nordstrom, Inc. 6.250% due 01/15/2018	Buy	(0.990%	)	03/20/2018	BOA	700	9
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%	)	09/20/2012	GSC	1,700	49
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%	)	09/20/2012	GSC	3,400	99
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	BCLY	2,900	(2)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	BCLY	1,500	1
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	LEH	1,400	1
Prologis 6.625% due 05/15/2018	Buy	(1.320%	)	06/20/2018	MSC	1,500	76
Rexam PLC 6.750% due 06/01/2013	Buy	(1.450%	)	06/20/2013	BCLY	1,200	3
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	DUB	1,400	(1)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	BCLY	1,500	(1)
Simon Property Group LP 5.750% due 12/01/2015	Buy	(1.010%	)	12/20/2015	RBS	800	11
Spectra Energy Capital LLC 5.668% due 08/15/2014	Buy	(0.830%	)	09/20/2014	BOA	1,500	5
Starwood Hotels & Resorts Worldwide, Inc. 6.750% due 05/15/2018	Buy	(1.490%	)	06/20/2018	BOA	1,000	73
Telecom Italia Capital S.A. 6.999% due 06/04/2018	Buy	(1.550%	)	06/20/2018	GSC	900	11
Travelers Cos., Inc. 5.800% due 05/15/2018	Buy	(0.590%	)	06/20/2018	GSC	1,500	22
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	BCLY	1,500	(7)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	DUB	1,400	(6)
UST, Inc. 6.625% due 07/15/2012	Buy	(0.340%	)	09/20/2012	BOA	2,500	5
Waste Management, Inc. 6.100% due 03/15/2018	Buy	(0.790%	)	03/20/2018	JPM	3,200	6
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(1.245%	)	03/20/2018	BOA	2,000	(2)

							$(1,272)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit	Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$2,800	$233
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	5,841	258
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	15,939	898
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	3,366	216
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	DUB	5,940	259
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MLP	495	23
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	4,200	(301)
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	300	21
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	700	55
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BCLY	2,300	67
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	2,400	53
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	13,800	526
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	3,700	30

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

CreditDefault Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	$4,800	$52
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	2,400	(69)
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	19,800	622
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	3,600	126
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	4,800	168
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	1,700	59
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	3,200	111
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	12,800	337
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	34,300	147
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	19,100	73
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MLP	3,300	(7)
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2013	MSC	3,700	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	GSC	900	14
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	BOA	600	30
Home Equity Index A Rating 2007-1	Sell	0.640%		08/25/2037	LEH	500	(134)

							$3,867

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	17,000	$(97)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		30,200	(286)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		15,300	(134)
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		11,100	(92)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	104,100	(358)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$6,200	(18)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	JPM		19,500	(89)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MLP		1,200	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		107,600	(258)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		10,900	(49)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		8,000	36
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		30,600	145
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		66,100	463
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		42,000	302
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		3,500	27
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		6,600	123
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		13,300	(158)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,400	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		26,200	(162)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		5,400	(488)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		15,600	(267)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		5,600	(37)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		11,900	(92)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		2,400	13
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		5,700	(604)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		5,000	209
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,000	(121)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		21,700	(394)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		6,600	(203)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		300	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		10,200	(371)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		600	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		14,200	(270)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,500	(60)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		2,500	(46)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		3,700	(77)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		5,100	(261)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		600	(35)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		600	(35)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		1,900	(109)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		7,800	(427)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		2,100	(101)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		700	(41)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(17)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		3,800	(233)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		900	(53)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		15,000	(726)

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Real Return Portfolio  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS	EUR	2,700	$(32)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		2,500	(24)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	13,700	(129)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		14,400	(136)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		4,700	(109)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		18,700	(432)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		3,100	(72)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,900	(43)
Pay	6-Month Australian Bank Bill	7.500%	06/15/2011	DUB		46,200	(119)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		1,700	75
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		1,800	81
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		8,900	177
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	13,200	(274)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		13,100	(271)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		2,100	2
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		6,800	827
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		3,400	141
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		500	2
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		6,900	9
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		1,712	26
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	6,300	(84)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		34,800	(719)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		4,900	(112)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		4,600	(110)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		6,700	(152)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		4,800	(482)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		5,000	(440)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		200	11
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		4,300	275
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		5,700	134
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,800	40
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		2,500	390
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	2,900,000	30
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		200,000	(21)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		770,000	(86)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		820,000	(93)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	3,000	(52)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		12,500	(665)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		24,200	(1,485)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		14,400	(735)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		7,000	(213)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		17,000	(442)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		8,500	(231)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	2,700	(32)
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		$5,700	(40)
Pay	United Kingdom RPI Index	3.103%	11/14/2016	UBS	GBP	5,000	(638)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		1,400	(140)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		3,400	(369)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		3,200	(381)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		1,100	(182)

							$(12,796)

(h)	Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	498	$17	$8
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	629	11	5
Call - CBOT U.S. Treasury 10-Year Note September Futures	135.000	08/22/2008	892	16	15
Call - CBOT U.S. Treasury 30-Year Bond September Futures	142.000	08/22/2008	915	17	15
Call - CBOT U.S. Treasury 30-Year Bond September Futures	143.000	08/22/2008	429	8	7
Put - CBOT U.S. Treasury 10-Year Note September Futures	91.000	08/22/2008	122	2	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	1,014	18	15

				$89	$67

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,800	$19	$9
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,100	12	5
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	900	10	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,300	46	20
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,100	22	15

							$109	$53

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR	5,200	$274	$854
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010		5,200	274	189
Call - OTC U.S. dollar versus Japanese yen	JPY 111.000	12/01/2008		$3,000	54	4

					$602	$1,047

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	$97.000	07/24/2008	$20,000	$5	$3
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	73.000	07/25/2008	70,000	16	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	93.500	07/29/2008	58,000	13	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	78.000	07/25/2008	91,000	21	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	98.500	07/09/2008	100,000	8	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	91.500	07/09/2008	62,000	5	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	103.500	07/01/2008	150,000	12	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	111.500	07/09/2008	72,000	6	0

				$86	$3

(i)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2008	427	$405	$252
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	54	53	20
Call - CBOT U.S. Treasury 30-Year Bond September Futures	117.000	08/22/2008	157	147	172
Call - CBOT U.S. Treasury 30-Year Bond September Futures	119.000	08/22/2008	106	129	56
Call - CBOT U.S. Treasury 30-Year Bond September Futures	120.000	08/22/2008	107	122	39
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	211	159	68
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/22/2008	110	120	58
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	54	58	45
Put - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/22/2008	51	27	6

				$1,220	$716

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$6,000	$160	$275
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	6,000	160	26
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	400	10	6
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	6
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	2,500	121	269
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	2,500	91	1
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	3,100	129	334
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	3,100	131	2
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	12,300	309	563
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	12,300	298	53
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	193	286
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	171
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	4,400	153	474
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	4,400	218	2
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	6,600	195	302
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	6,600	133	28
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	8
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	6

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Schedule of Investments  Real Return Portfolio  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$8,800	$221	$403
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	8,800	213	38
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	45	27
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700	21	16
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	17,000	488	811
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	17,000	602	483

							$4,117	$4,590

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese yen	JPY 100.000	12/01/2008	$3,000	$ 50	$ 84

Transactions	in written call and put options for the period ended June 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	406	$168,000	$4,745
Sales	2,997	6,090	3,100
Closing Buys	(395)	(34,190)	(886)
Expirations	(1,467)	0	(1,475)
Exercised	(264)	0	(97)

Balance at 06/30/2008	1,277	$139,900	$5,387

(j)	Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	$4,169	$3,930	0.27%

(k)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	07/01/2038	$1,800	$1,721	$1,726
Fannie Mae	5.500%	07/01/2038	106,100	104,807	104,591
Fannie Mae	6.000%	07/01/2023	3,700	3,765	3,793
Freddie Mac	4.500%	07/01/2023	1,200	1,152	1,160
Freddie Mac	5.000%	07/01/2023	21,000	20,691	20,741
Freddie Mac	5.500%	07/01/2038	6,800	6,716	6,699
Freddie Mac	6.000%	07/01/2038	3,500	3,528	3,536
Ginnie Mae	5.500%	07/01/2038	1,000	987	995
Ginnie Mae	6.000%	07/01/2038	200	201	203
Ginnie Mae	6.500%	07/01/2038	18,000	18,419	18,593
U.S. Treasury Bonds	4.375%	02/15/2038	34,800	32,822	34,617
U.S. Treasury Bonds	4.750%	02/15/2037	5,400	5,415	5,706
U.S. Treasury Bonds	5.000%	05/15/2037	28,200	29,217	30,627
U.S. Treasury Notes	2.125%	04/30/2010	32,000	31,500	31,927
U.S. Treasury Notes	2.500%	03/31/2013	8,400	7,968	8,174
U.S. Treasury Notes	3.125%	04/30/2013	9,900	9,647	9,893
U.S. Treasury Notes	3.500%	02/15/2018	35,100	33,661	34,329
U.S. Treasury Notes	3.625%	12/31/2012	2,760	2,813	2,808
U.S. Treasury Notes	3.625%	05/15/2013	300	304	306
U.S. Treasury Notes	3.875%	05/15/2018	20,800	20,150	20,796
U.S. Treasury Notes	4.000%	02/15/2015	1,500	1,537	1,568
U.S. Treasury Notes	4.125%	08/31/2012	11,000	11,254	11,575
U.S. Treasury Notes	4.250%	11/15/2017	6,260	6,314	6,443
U.S. Treasury Notes	4.750%	08/15/2017	9,500	9,915	10,274
U.S. Treasury Notes	4.875%	08/15/2016	19,800	20,951	21,652

				$385,455	$392,732

(3)	Market value includes $2,724 of interest payable on short sales.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(l)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	608	07/2008	$0	$(4)	$(4)
Buy	BRL	29,053	07/2008	2,389	0	2,389
Sell		29,053	07/2008	0	(1,203)	(1,203)
Buy		37,400	12/2008	2,171	0	2,171
Sell		14,159	12/2008	0	(663)	(663)
Sell	CAD	592	08/2008	5	0	5
Sell	CHF	910	09/2008	0	(17)	(17)
Sell	EUR	10,790	07/2008	0	(174)	(174)
Sell	GBP	12,349	08/2008	0	(136)	(136)
Buy	JPY	1,216,945	07/2008	174	0	174
Sell		3,896,512	07/2008	0	(608)	(608)
Buy	KRW	1,142,623	08/2008	0	(113)	(113)
Sell		1,142,623	08/2008	4	(1)	3
Buy	MXN	170,612	07/2008	1,307	0	1,307
Sell		170,612	07/2008	0	(860)	(860)
Buy		18,425	11/2008	15	0	15
Buy	MYR	13	08/2008	0	0	0
Buy		2,383	11/2008	0	(12)	(12)
Buy		2,934	02/2009	0	(19)	(19)
Buy	PHP	17,900	08/2008	0	(46)	(46)
Buy	PLN	11,607	07/2008	1,202	0	1,202
Sell		11,607	07/2008	0	(166)	(166)
Buy		11,607	05/2009	159	0	159
Buy	RUB	20,751	07/2008	63	0	63
Sell		20,751	07/2008	0	(13)	(13)
Buy		165,658	11/2008	316	0	316
Sell		56,006	11/2008	0	(145)	(145)
Buy		20,751	05/2009	19	0	19
Buy	SGD	7,863	11/2008	56	0	56

				$7,880	$(4,180)	$3,700

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$2,783,115	$0	$2,783,115
Other Financial Instruments ++	601	(397,839)	(4,060)	(401,298)

Total	$601	$2,385,276	$(4,060)	$2,381,817

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$12,217	$(573)	$34	$(222)	$(11,456)	$0
Other Financial Instruments ++	(342)	0	0	(3,615)	(103)	(4,060)

Total	$11,875	$(573)	$34	$(3,837)	$(11,559)	$(4,060)

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	19

Notes to Financial Statements

1.  ORGANIZATION

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders   Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts   The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(r) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Semiannual Report	June 30, 2008	23

Notes to Financial Statements (Cont.)

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(s) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(t) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$11,957,721	$11,838,022	$314,049	$114,787

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,472	$31,916	836	$10,073
Administrative Class	35,441	458,867	29,595	357,076
Advisor Class	1,935	25,088	1,118	13,552
Issued as reinvestment of distributions
Institutional Class	70	898	195	2,359
Administrative Class	1,708	22,142	4,012	48,596
Advisor Class	36	461	34	413
Cost of shares redeemed
Institutional Class	(423)	(5,460)	(1,432)	(17,391)
Administrative Class	(18,431)	(237,987)	(34,142)	(411,698)
Advisor Class	(608)	(7,841)	(305)	(3,742)
Net increase (decrease) resulting from Portfolio share transactions	22,200	$288,084	(89)	$(762)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	97
Administrative Class	6	68
Advisor Class	3	90

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Semiannual Report	June 30, 2008	25

Notes to Financial Statements (Cont.)

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 34,751	$ (20,448)	$ 14,303

26	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	27

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

28	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Real Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and after asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Treasury Obligations	51.4%
U.S. Government Agencies	14.9%
Short-Term Instruments	13.2%
Corporate Bonds & Notes	11.3%
Mortgage-Backed Securities	3.6%
Other	5.6%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (04/10/00)**
PIMCO Real Return Portfolio Institutional Class	4.49%	14.73%	5.84%	8.79%
Lehman Brothers U.S. TIPS Index±	4.88%	15.09%	5.98%	8.36%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.50% for Institutional Class shares.

± Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), having at least 1 year to final maturity, and at least $250 million par amount outstanding. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,044.94	$1,022.33
Expenses Paid During Periodà	$2.59	$2.56

à Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, or government-sponsored enterprises and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield.

»

Modest allocations to Japanese inflation-linked bonds (“ILBs”) versus nominal bonds in April through June benefited performance as ILBs outperformed their nominal counterparts in Japan during the period.

»	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

»	An underweight to total U.S. duration detracted from performance as both the ten-year U.S. Treasury nominal yield and the ten-year U.S. Treasury Inflation-Protected Securities real yield declined.

»	A U.K. nominal yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

»	Holdings of U.S. mortgage-backed securities detracted from performance as mortgage spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Institutional Class
Net asset value beginning of year or period	$12.57	$11.93	$12.69	$12.92	$12.36	$11.90
Net investment income (a)	0.25	0.58	0.54	0.37	0.15	0.25
Net realized/unrealized gain (loss) on investments	0.31	0.67	(0.42)	(0.08)	0.96	0.81
Total income from investment operations	0.56	1.25	0.12	0.29	1.11	1.06
Dividends from net investment income	(0.24)	(0.58)	(0.55)	(0.38)	(0.14)	(0.34)
Distributions from net realized capital gains	0.00	(0.03)	(0.33)	(0.14)	(0.41)	(0.26)
Total distributions	(0.24)	(0.61)	(0.88)	(0.52)	(0.55)	(0.60)
Net asset value end of year or period	$12.89	$12.57	$11.93	$12.69	$12.92	$12.36
Total return	4.49%	10.80%	0.86%	2.24%	9.08%	9.00%
Net assets end of year or period (000s)	$71,694	$43,300	$45,852	$44,659	$36,691	$26,540
Ratio of expenses to average net assets	0.51%*	0.50%	0.50%	0.51%	0.50%	0.51%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.88%*	4.84%	4.38%	2.88%	1.14%	2.06%
Portfolio turnover rate	489%	901%	963%	1,102%	1,064%	738%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Real Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$2,778,195
Repurchase agreements, at value	4,920
Deposits with counterparty	10,900
Foreign currency, at value	4,976
Receivable for investments sold	403,772
Receivable for investments sold on a delayed-delivery basis	29,403
Receivable for Portfolio shares sold	60,594
Interest and dividends receivable	9,619
Variation margin receivable	479
Swap premiums paid	6,020
Unrealized appreciation on foreign currency contracts	7,880
Unrealized appreciation on swap agreements	9,791
3,326,549

Liabilities:
Payable for investments purchased	$48,335
Payable for investments purchased on a delayed-delivery basis	1,371,080
Payable for Portfolio shares redeemed	16,942
Payable for short sales	392,732
Overdraft due to custodian	89
Written options outstanding	5,390
Dividends payable	115
Accrued investment advisory fee	274
Accrued administrative fee	274
Accrued distribution fee	6
Accrued servicing fee	145
Swap premiums received	5,903
Unrealized depreciation on foreign currency contracts	4,180
Unrealized depreciation on swap agreements	19,992
Other liabilities	6,759
1,872,216

Net Assets	$1,454,333

Net Assets Consist of:
Paid in capital	$1,431,764
Undistributed net investment income	5,061
Accumulated undistributed net realized gain	20,446
Net unrealized (depreciation)	(2,938)
$1,454,333

Net Assets:
Institutional Class	$71,694
Administrative Class	1,351,260
Advisor Class	31,379

Shares Issued and Outstanding:
Institutional Class	5,563
Administrative Class	104,850
Advisor Class	2,435

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.89
Administrative Class	12.89
Advisor Class	12.89

Cost of Investments Owned	$2,763,892
Cost of Repurchase Agreements Owned	$4,920
Cost of Foreign Currency Held	$4,960
Proceeds Received on Short Sales	$385,455
Premiums Received on Written Options	$5,387

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Real Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$29,049
Dividends	46
Miscellaneous income	11
Total Income	29,106

Expenses:
Investment advisory fees	1,650
Administrative fees	1,657
Servicing fees – Administrative Class	935
Distribution and/or servicing fees – Advisor Class	32
Trustees’ fees	9
Interest expense	60
Total Expenses	4,343

Net Investment Income	24,763

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	31,419
Net realized gain on futures contracts, written options and swaps	14,699
Net realized gain on foreign currency transactions	1,825
Net change in unrealized (depreciation) on investments	(8,141)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(13,911)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	283
Net Gain	26,174

Net Increase in Net Assets Resulting from Operations	$50,937

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Real Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$24,763	$50,090
Net realized gain	47,943	17,083
Net change in unrealized appreciation (depreciation)	(21,769)	43,534
Net increase resulting from operations	50,937	110,707

Distributions to Shareholders:
From net investment income
Institutional Class	(898)	(2,260)
Administrative Class	(22,885)	(47,339)
Advisor Class	(460)	(382)
From net realized capital gains
Institutional Class	0	(99)
Administrative Class	0	(2,482)
Advisor Class	0	(30)

Total Distributions	(24,243)	(52,592)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	31,916	10,073
Administrative Class	458,867	357,076
Advisor Class	25,088	13,552
Issued as reinvestment of distributions
Institutional Class	898	2,359
Administrative Class	22,142	48,596
Advisor Class	461	413
Cost of shares redeemed
Institutional Class	(5,460)	(17,391)
Administrative Class	(237,987)	(411,698)
Advisor Class	(7,841)	(3,742)
Net increase (decrease) resulting from Portfolio share transactions	288,084	(762)

Total Increase in Net Assets	314,778	57,353

Net Assets:
Beginning of period	1,139,555	1,082,202
End of period*	$1,454,333	$1,139,555

*Including undistributed net investment income of:	$5,061	$4,541

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Real Return Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
4.399% due 12/20/2012	$95	$90
4.446% due 12/20/2012	810	766
4.551% due 12/20/2012	70	66

Total Bank Loan Obligations (Cost $975)		922

CORPORATE BONDS & NOTES 21.7%

BANKING & FINANCE 16.7%

ACE INA Holdings, Inc.
5.800% due 03/15/2018	1,500	1,446

Allstate Life Global Funding II
3.328% due 05/21/2010	9,600	9,544

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	4,100	4,090

American Express Bank FSB
5.500% due 04/16/2013	1,400	1,371
6.000% due 09/13/2017	2,400	2,323

American Express Centurion Bank
6.000% due 09/13/2017	2,300	2,226

American Express Co.
7.000% due 03/19/2018	2,310	2,346
8.150% due 03/19/2038	660	737

American International Group, Inc.
5.850% due 01/16/2018	1,300	1,222
8.175% due 05/15/2058	2,300	2,173

Atlantic & Western Re Ltd.
9.041% due 01/09/2009	900	897

Bank of America Corp.
2.869% due 02/17/2009	5,400	5,386
2.904% due 11/06/2009	900	892
8.000% due 12/29/2049	1,500	1,409

Bank of America N.A.
2.812% due 12/18/2008	1,000	998

Bank of Ireland
2.819% due 12/19/2008	1,500	1,500
2.862% due 12/18/2009	1,000	990

Bank of Scotland PLC
2.482% due 07/17/2008	1,100	1,100

Barclays Bank PLC
5.450% due 09/12/2012	6,400	6,483
6.050% due 12/04/2017	2,300	2,262
7.434% due 09/29/2049	700	658

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	2,600	2,577
6.950% due 08/10/2012	2,600	2,707
7.250% due 02/01/2018	2,900	3,036

C10 Capital SPV Ltd.
6.722% due 12/31/2049	500	461

Calabash Re Ltd.
13.714% due 01/08/2010	250	257

Caterpillar Financial Services Corp.
3.559% due 06/24/2011	13,200	13,193

Charter One Bank N.A.
2.957% due 04/24/2009	8,400	8,377

CIT Group, Inc.
3.049% due 01/30/2009	4,600	4,451

Citigroup Capital XXI
8.300% due 12/21/2057	1,200	1,138

Citigroup Funding, Inc.
2.481% due 04/23/2009	5,700	5,626
3.820% due 05/07/2010	13,900	13,798

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup, Inc.
2.831% due 12/28/2009	$3,900	$3,805
2.848% due 12/26/2008	2,900	2,889
2.939% due 01/30/2009	1,000	991
8.400% due 04/29/2049	4,600	4,379

Commonwealth Bank of Australia
2.488% due 06/08/2009	400	400

Credit Agricole S.A.
2.646% due 05/28/2009	1,900	1,892

Credit Suisse USA, Inc.
2.775% due 11/20/2009	800	791

DnB NOR Bank ASA
2.780% due 10/13/2009	1,100	1,101

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	1,200	931
7.800% due 06/01/2012	100	77

Foundation Re II Ltd.
9.445% due 11/26/2010	800	806

General Electric Capital Corp.
2.826% due 12/12/2008	900	899
2.907% due 10/24/2008	800	799
2.937% due 10/26/2009	1,000	997
5.875% due 01/14/2038	2,000	1,821

Genworth Financial, Inc.
6.515% due 05/22/2018	2,200	2,066

GMAC LLC
6.750% due 12/01/2014	1,600	1,059

Goldman Sachs Group, Inc.
3.101% due 06/28/2010	7,500	7,295
6.150% due 04/01/2018	1,900	1,849
6.750% due 10/01/2037	6,300	5,787

HCP, Inc.
6.700% due 01/30/2018	3,000	2,705

HSBC Finance Corp.
2.878% due 10/21/2009	1,900	1,856

International Lease Finance Corp.
6.625% due 11/15/2013	900	810

JPMorgan Chase & Co.
2.532% due 06/26/2009	700	698
2.859% due 06/26/2009	5,500	5,492

Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008	300	298
6.875% due 05/02/2018	1,900	1,845
7.000% due 09/27/2027	100	93

Liberty Mutual Group, Inc.
5.750% due 03/15/2014	1,000	967

Longpoint Re Ltd.
8.064% due 05/08/2010	1,100	1,100

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,000	1,989

Merna Reinsurance Ltd.
3.451% due 07/07/2010 (j)	4,200	3,930

Merrill Lynch & Co., Inc.
2.960% due 10/23/2008	2,500	2,485
6.400% due 08/28/2017	2,400	2,231
6.875% due 04/25/2018	8,800	8,401

Metropolitan Life Global Funding I
3.085% due 04/13/2009	6,000	5,996

Morgan Stanley
2.521% due 11/21/2008	1,000	996
6.000% due 04/28/2015	1,700	1,630
6.625% due 04/01/2018	3,000	2,852

Mystic Re Ltd.
11.682% due 12/05/2008	600	585

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

National Australia Bank Ltd.
5.350% due 06/12/2013	$2,600	$2,600

New York Life Global Funding
4.650% due 05/09/2013	2,900	2,881

Phoenix Quake Ltd.
5.134% due 07/03/2008	500	500

Phoenix Quake Wind Ltd.
5.134% due 07/03/2008	2,000	2,000

ProLogis
6.625% due 05/15/2018	1,500	1,482

Rabobank Nederland NV
2.733% due 01/15/2009	800	799

Rockies Express Pipeline LLC
5.100% due 08/20/2009	5,200	5,205

Royal Bank of Scotland Group PLC
2.868% due 07/21/2008	400	400

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,700	2,615

Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009	2,700	2,675
2.861% due 09/19/2008	500	499

Simon Property Group LP
5.750% due 12/01/2015	800	779

Travelers Cos., Inc.
5.800% due 05/15/2018	1,500	1,464

UBS AG
3.704% due 05/05/2010	7,700	7,674
5.750% due 04/25/2018	5,400	5,170
5.875% due 12/20/2017	1,000	976

Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008	1,700	1,699

Vita Capital III Ltd.
3.911% due 01/01/2012	700	673

Vita Capital Ltd.
3.691% due 01/01/2010	300	294

VTB Capital S.A.
3.384% due 08/01/2008	1,700	1,685

Wachovia Bank N.A.
2.638% due 02/23/2009	2,700	2,690
2.752% due 12/02/2010	2,400	2,283

Wachovia Mortgage FSB
2.798% due 05/08/2009	300	298
2.807% due 03/02/2009	300	300

Wells Fargo & Co.
4.375% due 01/31/2013	1,600	1,552

		242,460

INDUSTRIALS 3.8%

Amgen, Inc.
6.150% due 06/01/2018	1,000	1,008

AutoZone, Inc.
5.875% due 10/15/2012	4,400	4,395

Baxter International, Inc.
5.375% due 06/01/2018	1,400	1,388

C8 Capital SPV Ltd.
6.640% due 12/31/2049	500	465

Cadbury Schweppes US Finance LLC
5.125% due 10/01/2013	1,300	1,246

Cardinal Health, Inc.
6.000% due 06/15/2017	1,000	994

Cigna Corp.
6.350% due 03/15/2018	2,000	2,008

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EchoStar DBS Corp.
5.750% due 10/01/2008	$500	$501
7.000% due 10/01/2013	5,000	4,788

Falconbridge Ltd.
7.350% due 06/05/2012	1,000	1,039

Gaz Capital S.A.
7.343% due 04/11/2013	500	514
8.146% due 04/11/2018	700	727

Kraft Foods, Inc.
6.000% due 02/11/2013	1,000	1,012
6.125% due 02/01/2018	1,000	975

Marriott International, Inc.
6.375% due 06/15/2017	5,000	4,767

Masco Corp.
6.125% due 10/03/2016	1,500	1,363

Nordstrom, Inc.
6.250% due 01/15/2018	700	684

Oracle Corp.
5.750% due 04/15/2018	2,500	2,506

Philip Morris International, Inc.
5.650% due 05/16/2018	9,500	9,265

Rexam PLC
6.750% due 06/01/2013	1,200	1,200

Spectra Energy Capital LLC
5.668% due 08/15/2014	1,500	1,469

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	946

Suncor Energy, Inc.
6.100% due 06/01/2018	600	604

UST, Inc.
6.625% due 07/15/2012	2,500	2,618

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	1,500	1,558

Waste Management, Inc.
6.100% due 03/15/2018	3,200	3,203

Weyerhaeuser Co.
3.802% due 09/24/2009	2,600	2,571

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	1,956

		55,770

UTILITIES 1.2%

American Electric Power Co., Inc.
5.250% due 06/01/2015	800	772

AT&T, Inc.
2.884% due 02/05/2010	2,800	2,788

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	101

Constellation Energy Group, Inc.
4.550% due 06/15/2015	200	179
7.000% due 04/01/2012	4,100	4,256

Dominion Resources, Inc.
2.858% due 11/14/2008	300	296

Embarq Corp.
7.082% due 06/01/2016	300	286

Enel Finance International S.A.
5.700% due 01/15/2013	4,500	4,557

Exelon Corp.
4.900% due 06/15/2015	1,000	922

NiSource Finance Corp.
3.208% due 11/23/2009	800	778

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Public Service Electric & Gas Co.
5.300% due 05/01/2018	$1,100	$1,088

Telecom Italia Capital S.A.
6.999% due 06/04/2018	900	910
		16,933

Total Corporate Bonds & Notes (Cost $320,810)		315,163

MUNICIPAL BONDS & NOTES 0.8%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	475	474

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	600	512

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	800	807

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
10.679% due 12/15/2013	130	120

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	900	781

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	485	467

Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	3,400	3,417

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	4,900	4,671

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,085	969

Total Municipal Bonds & Notes (Cost $12,856)		12,218

U.S. GOVERNMENT AGENCIES 28.6%

Fannie Mae
2.542% due 12/25/2036	417	403
2.632% due 08/25/2034	248	242
2.682% due 10/27/2037	5,900	5,644
2.832% due 05/25/2042	255	248
4.205% due 11/01/2034	4,440	4,524
4.526% due 07/01/2035	500	505
4.659% due 01/01/2035	573	580
4.666% due 05/25/2035	2,804	2,855
4.994% due 06/01/2043 - 09/01/2044	7,083	7,081
5.000% due 06/01/2036	1,881	1,807
5.288% due 10/01/2035	1,812	1,812
5.500% due 03/01/2034 - 12/01/2037	197,721	195,224
5.950% due 02/25/2044	751	763
6.000% due 09/01/2019 - 07/01/2038	52,833	53,419
6.500% due 08/01/2036 - 12/01/2037	39,411	40,630
6.695% due 11/01/2024	16	16

Freddie Mac
2.621% due 07/15/2019 - 10/15/2020	15,639	15,332
2.701% due 02/15/2019	1,179	1,156
2.742% due 08/25/2031	141	138
2.821% due 12/15/2030	398	393
4.000% due 03/15/2023 - 10/15/2023	517	518
4.500% due 12/01/2021 - 06/01/2022	876	849

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.540% due 01/01/2034	$440	$446
4.994% due 10/25/2044 - 02/25/2045	10,970	10,564
5.000% due 02/15/2020 - 06/01/2023	29,118	29,012
5.418% due 12/01/2035	1,276	1,283
5.500% due 05/15/2016 - 05/01/2037	32,025	31,746
5.529% due 08/01/2036	744	747

Ginnie Mae
5.500% due 04/15/2037	843	841
6.000% due 08/15/2036	92	93

Small Business Administration
4.504% due 02/01/2014	1,208	1,162
4.880% due 11/01/2024	3,052	2,982
5.170% due 01/01/2028	1,610	1,593
5.902% due 02/10/2018	1,000	1,010

Total U.S. Government Agencies (Cost $415,427)		415,618

U.S. TREASURY OBLIGATIONS 98.3%

Treasury Inflation Protected Securities (b)
0.625% due 04/15/2013	11,962	11,929
0.875% due 04/15/2010	46,200	47,023
1.625% due 01/15/2015	3,509	3,627
1.625% due 01/15/2018	17,438	17,732
1.750% due 01/15/2028	63,354	60,216
1.875% due 07/15/2013	5,060	5,351
1.875% due 07/15/2015	133,915	140,329
2.000% due 04/15/2012	33,866	35,745
2.000% due 01/15/2014	89,778	95,383
2.000% due 07/15/2014	119,036	126,503
2.000% due 01/15/2016	17,426	18,368
2.000% due 01/15/2026	71,991	71,322
2.375% due 04/15/2011	106,264	112,648
2.375% due 01/15/2017	31,958	34,602
2.375% due 01/15/2025	51,032	53,492
2.375% due 01/15/2027	42,662	44,678
2.500% due 07/15/2016	26,974	29,494
2.625% due 07/15/2017	10,534	11,639
3.000% due 07/15/2012	171,628	188,562
3.375% due 01/15/2012	11,927	13,176
3.375% due 04/15/2032	1,218	1,529
3.500% due 01/15/2011	45,569	49,631
3.625% due 04/15/2028	65,569	81,715
3.875% due 01/15/2009	16,735	17,278
3.875% due 04/15/2029	73,116	94,874
4.250% due 01/15/2010	57,737	61,946

Total U.S. Treasury Obligations (Cost $1,404,108)		1,428,792

MORTGAGE-BACKED SECURITIES 6.9%

American Home Mortgage Investment Trust
2.632% due 09/25/2035	16	16

Banc of America Funding Corp.
4.622% due 02/20/2036	2,827	2,680
6.141% due 01/20/2047	1,260	1,025

Banc of America Large Loan, Inc.
2.981% due 08/15/2029	5,093	4,784

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	146	143

BCAP LLC Trust
2.652% due 01/25/2037	1,378	883

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	3,279	3,136
4.550% due 08/25/2035	2,560	2,464
4.863% due 01/25/2035	7,122	6,898

Bear Stearns Alt-A Trust
5.701% due 09/25/2035	4,807	3,968
5.939% due 03/25/2036	1,587	1,212

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	$38	$38

Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	4,442	4,403
5.674% due 01/26/2036	4,458	3,710

Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	8	7

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	158	150
4.248% due 08/25/2035	806	762
4.700% due 12/25/2035	3,713	3,602
4.748% due 08/25/2035	836	797
4.900% due 12/25/2035	168	160

Countrywide Alternative Loan Trust
2.562% due 09/20/2046	281	276
2.662% due 02/20/2047	1,160	817
2.662% due 05/25/2047	411	288
2.762% due 12/25/2035	90	68
6.000% due 01/25/2037	754	604

Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 06/25/2035	588	518
3.778% due 11/19/2033	200	190
5.804% due 05/20/2036	441	370

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	732	733

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.492% due 10/25/2036	572	562

First Horizon Alternative Mortgage Securities
4.733% due 06/25/2034	751	658

First Horizon Asset Securities, Inc.
5.368% due 08/25/2035	915	875

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	5,644	5,596

Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	529	466
2.562% due 01/25/2047	4,423	4,197
2.702% due 06/25/2045	826	680
2.752% due 11/25/2045	485	388

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,210	2,144

Harborview Mortgage Loan Trust
2.702% due 05/19/2035	212	161

Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	215	201

Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046	638	595
2.582% due 01/25/2037	379	357
5.044% due 12/25/2034	494	430

JPMorgan Mortgage Trust
5.005% due 07/25/2035	1,251	1,198
5.020% due 02/25/2035	3,231	3,051

Lehman XS Trust
2.562% due 07/25/2046	263	256

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	700	672

Mellon Residential Funding Corp.
2.821% due 11/15/2031	946	853
2.911% due 12/15/2030	785	729

Merrill Lynch Floating Trust
2.541% due 06/15/2022	252	238

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	2,268	1,824

MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035	992	878
3.482% due 10/25/2035	592	550
4.430% due 10/25/2035	4,471	4,237

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Opteum Mortgage Acceptance Corp.
2.742% due 07/25/2035	$357	$308

Residential Accredit Loans, Inc.
2.782% due 08/25/2035	315	245

Securitized Asset Sales, Inc.
6.754% due 11/26/2023	10	9

Sequoia Mortgage Trust
2.832% due 10/19/2026	262	248

Structured Adjustable Rate Mortgage Loan Trust
2.722% due 06/25/2035	399	340
4.580% due 02/25/2034	582	546
4.928% due 01/25/2035	293	277
5.537% due 08/25/2035	451	404

Structured Asset Mortgage Investments, Inc.
2.552% due 08/25/2036	385	376
2.582% due 09/25/2047	1,023	975
2.672% due 06/25/2036	271	192
2.732% due 07/19/2035	2,870	2,414
2.812% due 10/19/2034	187	155

Structured Asset Securities Corp.
2.532% due 05/25/2036	34	33
5.432% due 10/25/2035	418	381

TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036	56	53
2.592% due 01/25/2037	575	552

Thornburg Mortgage Securities Trust
2.592% due 03/25/2046	80	79
2.592% due 11/25/2046	3,509	3,359
2.602% due 09/25/2046	1,934	1,865

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	14	14

WaMu Mortgage Pass-Through Certificates
2.742% due 11/25/2045	444	340
2.772% due 08/25/2045	13	13
2.772% due 10/25/2045	2,736	2,135
4.258% due 01/25/2047	1,670	1,261
4.338% due 12/25/2046	218	183
4.528% due 02/25/2046	364	268
4.728% due 11/25/2042	66	61
4.780% due 07/25/2046	1,520	1,216
5.028% due 11/25/2046	235	192
6.069% due 10/25/2036	4,970	4,936

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	484	461
4.730% due 07/25/2034	437	431

Total Mortgage-Backed Securities (Cost $108,148)		100,820

ASSET-BACKED SECURITIES 6.2%

ACE Securities Corp.
2.532% due 07/25/2036	190	188
2.532% due 12/25/2036	220	211

American Express Credit Account Master Trust
3.421% due 08/15/2012	10,300	10,370

Argent Securities, Inc.
2.532% due 10/25/2036	576	560

Asset-Backed Funding Certificates
2.542% due 11/25/2036	98	96
2.542% due 01/25/2037	2,494	2,420
2.832% due 06/25/2034	868	773

Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036	51	50

BA Credit Card Trust
3.051% due 04/15/2013	6,300	6,292
3.671% due 12/16/2013	12,500	12,695

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036	$97	$92
2.572% due 04/25/2036	5	5
2.812% due 01/25/2036	65	62
2.932% due 03/25/2043	126	124
3.142% due 10/25/2032	51	45

Bravo Mortgage Asset Trust
2.612% due 07/25/2036	314	308

Carrington Mortgage Loan Trust
2.532% due 01/25/2037	578	559

Chase Credit Card Master Trust
2.581% due 02/15/2011	1,000	999

Citigroup Mortgage Loan Trust, Inc.
2.532% due 11/25/2036	103	102
2.562% due 01/25/2037	1,385	1,289

Countrywide Asset-Backed Certificates
2.512% due 01/25/2046	380	377
2.532% due 01/25/2037	175	174
2.532% due 05/25/2037	2,786	2,725
2.532% due 05/25/2047	231	225
2.542% due 09/25/2046	166	165
2.552% due 06/25/2037	4,657	4,579
2.592% due 10/25/2046	523	513

Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036	1,788	1,739

Equity One Asset-Backed Securities, Inc.
2.782% due 04/25/2034	96	81

First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 07/25/2036	798	794
2.532% due 11/25/2036	1,452	1,395
2.532% due 12/25/2036	117	114

Ford Credit Auto Owner Trust
3.071% due 07/15/2010	5,500	5,506

Fremont Home Loan Trust
2.532% due 10/25/2036	89	87
2.542% due 01/25/2037	368	348
2.652% due 01/25/2036	12	12

GSAMP Trust
2.522% due 10/25/2046	128	125
2.552% due 10/25/2036	30	25
2.552% due 12/25/2036	765	742
2.772% due 03/25/2034	106	105

GSR Mortgage Loan Trust
2.582% due 11/25/2030	45	45

HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036	143	141

HSI Asset Securitization Corp. Trust
2.532% due 10/25/2036	172	166
2.532% due 12/25/2036	3,572	3,419

Indymac Residential Asset-Backed Trust
2.532% due 11/25/2036	138	135
2.542% due 04/25/2037	1,560	1,543

JPMorgan Mortgage Acquisition Corp.
2.522% due 08/25/2036	92	91
2.532% due 07/25/2036	199	193
2.532% due 08/25/2036	478	471
2.532% due 10/25/2036	1,830	1,791
2.552% due 11/25/2036	114	110
2.582% due 07/25/2036	270	267

Lehman XS Trust
2.552% due 05/25/2046	176	168
2.562% due 04/25/2046	298	295
2.562% due 11/25/2046	719	684

Long Beach Mortgage Loan Trust
2.522% due 11/25/2036	86	84
2.662% due 08/25/2035	74	72

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
2.542% due 10/25/2036	$3	$3
2.542% due 11/25/2036	1,476	1,442
2.622% due 02/25/2036	82	81

MBNA Credit Card Master Note Trust
2.571% due 12/15/2011	100	100

Merrill Lynch Mortgage Investors, Inc.
2.512% due 06/25/2037	137	136
2.532% due 05/25/2037	347	344
2.552% due 08/25/2036	1,062	1,028
2.552% due 07/25/2037	395	384
2.602% due 02/25/2037	2,226	2,093

Morgan Stanley ABS Capital I
2.512% due 06/25/2036	6	6
2.522% due 07/25/2036	1,095	1,087
2.522% due 10/25/2036	353	348
2.532% due 09/25/2036	330	326
2.532% due 10/25/2036	215	208

Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036	82	81

Nationstar Home Equity Loan Trust
2.602% due 04/25/2037	1,473	1,444

Nelnet Student Loan Trust
2.930% due 01/26/2015	61	61
3.010% due 07/25/2016	64	64

Nomura Asset Acceptance Corp.
2.622% due 01/25/2036	104	98

Option One Mortgage Loan Trust
2.522% due 02/25/2037	35	35
2.532% due 07/25/2036	12	12

Park Place Securities, Inc.
2.742% due 09/25/2035	31	29

Renaissance Home Equity Loan Trust
2.862% due 12/25/2032	65	62

Residential Asset Mortgage Products, Inc.
2.552% due 11/25/2036	91	90

Residential Asset Securities Corp.
2.522% due 06/25/2036	95	95
2.552% due 11/25/2036	966	954

Securitized Asset-Backed Receivables LLC Trust
2.532% due 09/25/2036	117	115
2.542% due 12/25/2036	1,352	1,268

SLM Student Loan Trust
2.910% due 07/25/2017	378	377
2.960% due 04/25/2019	6,400	6,218
3.370% due 01/25/2017	1,500	1,485

Soundview Home Equity Loan Trust
2.532% due 10/25/2036	309	305
2.542% due 11/25/2036	277	270
2.582% due 10/25/2036	68	67

Specialty Underwriting & Residential Finance
2.512% due 06/25/2037	38	38
2.528% due 11/25/2037	39	38

Structured Asset Investment Loan Trust
2.532% due 07/25/2036	69	67

Structured Asset Securities Corp.
2.532% due 10/25/2036	662	647
4.900% due 04/25/2035	1,185	913

Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034	19	18

Washington Mutual Asset-Backed Certificates
2.532% due 01/25/2037	628	592

Wells Fargo Home Equity Trust
2.532% due 01/25/2037	486	475

Total Asset-Backed Securities (Cost $91,427)		90,250

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.1%

Colombia Government International Bond
10.000% due 01/23/2012		$350	$407

Export-Import Bank of Korea
2.920% due 10/04/2011		1,600	1,606

Total Sovereign Issues (Cost $1,950)			2,013

FOREIGN CURRENCY-DENOMINATED ISSUES 3.4%

Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	551	732

France Government Bond
2.500% due 07/25/2013	EUR	1,348	2,161
3.000% due 07/25/2012 (b)		1,733	2,840

General Electric Capital Corp.
5.500% due 09/15/2067		3,400	4,736

Green Valley Ltd.
8.342% due 01/10/2011		500	790

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		564	878

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	544,860	5,086
1.100% due 12/10/2016		943,760	8,923
1.200% due 06/10/2017		1,254,880	11,888
1.200% due 12/10/2017		150,750	1,426

Pylon Ltd.
6.460% due 12/29/2008	EUR	700	1,098
8.860% due 12/29/2008		1,100	1,731

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		500	681

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,100	5,947

Total Foreign Currency-Denominated Issues (Cost $44,627)			48,917

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Bank of America Corp.
7.250% due 12/31/2049		1,000	884

Wachovia Corp.
7.500% due 12/31/2049		800	708

Total Convertible Preferred Stocks (Cost $1,800)			1,592

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 25.1%

CERTIFICATES OF DEPOSIT 3.7%

Abbey National Treasury Services PLC
2.409% due 07/02/2008		$5,900	5,900

Calyon Financial, Inc.
2.689% due 01/16/2009		1,800	1,795

HSBC Bank USA N.A.
2.957% due 07/28/2008		1,100	1,100

Nordea Bank Finland PLC
5.308% due 04/09/2009		2,300	2,299

Sao Paolo IMI NY
3.312% due 06/09/2010		14,000	13,907

Skandinaviska Enskilda Banken AB
2.658% due 08/21/2008		5,600	5,598
2.675% due 02/13/2009		5,400	5,397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Unicredito Italiano NY
3.071% due 05/18/2009	$18,400	$18,400

		54,396

COMMERCIAL PAPER 19.6%

Bank of America Corp.
2.700% due 08/05/2008	4,400	4,388

Barclays U.S. Funding Corp.
2.680% due 09/02/2008	32,100	31,946

BNP Paribas Finance, Inc.
2.750% due 08/01/2008	38,200	38,109

Intesa Funding LLC
2.440% due 07/01/2008	28,700	28,700

Rabobank USA Financial Corp.
2.240% due 07/01/2008	10,600	10,600

Royal Bank of Scotland Group PLC
2.660% due 07/08/2008	25,100	25,087

Societe General N.A.
2.860% due 08/06/2008	36,100	35,997

UBS Finance Delaware LLC
2.550% due 07/14/2008	8,830	8,822
2.550% due 07/16/2008	19,100	19,080
2.845% due 09/30/2008	27,400	27,200

Unicredito Italiano SpA
2.400% due 07/01/2008	17,700	17,700

Westpac Banking Corp.
2.730% due 09/18/2008	36,900	36,671

		284,300

REPURCHASE AGREEMENTS 0.3%

Fixed Income Clearing Corp.
1.650% due 07/01/2008	4,920	4,920

(Dated 06/30/2008. Collateralized by Fannie Mae 0.000% due 09/24/2008 valued at $3,101 and Freddie Mac 0.000% due 09/26/2008 valued at $1,922. Repurchase proceeds are $4,920.)

U.S. TREASURY BILLS 1.5%
1.877% due 08/28/2008 - 09/25/2008 (a)(c)(d)	22,150	22,024

Total Short-Term Instruments (Cost $365,798)		365,640

PURCHASED OPTIONS (h) 0.1%
(Cost $886)		1,170

Total Investments 191.4% (Cost $2,768,812)		$2,783,115

Written Options (i) (0.4%) (Premiums $5,387)		(5,390)

Other Assets and Liabilities (Net) (91.0%)		(1,323,392)

Net Assets 100.0%		$1,454,333

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $12,179 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(d)	Securities with an aggregate market value of $9,845 have been pledged as collateral for delayed-delivery securities on June 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $5,500 at a weighted average interest rate of 4.600%. On June 30, 2008, there were no open reverse repurchase agreements.
(f)	Cash of $10,900 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	74	$(265)
90-Day Euribor June Futures	Long	06/2009	98	(453)
90-Day Euribor September Futures	Short	09/2008	77	281
90-Day Euribor September Futures	Long	09/2009	74	(299)
90-Day Eurodollar December Futures	Long	12/2009	70	(57)
90-Day Eurodollar June Futures	Long	06/2009	324	184
90-Day Eurodollar March Futures	Long	03/2010	70	(64)
90-Day Eurodollar September Futures	Long	09/2009	246	360
Euro-Bobl September Futures	Short	09/2008	60	131
Euro-Bund 10-Year Bond September Futures	Short	09/2008	295	576
Euro-Bund 10-Year Bond September Futures Call Options Strike @ EUR 127.000	Long	09/2008	282	0
Euro-Schatz September Futures	Short	09/2008	146	149
Japan Government 10-Year Bond September Futures	Short	09/2008	4	(69)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	1,757	1,080
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	155	(517)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	90	(208)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	56	(135)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	158	(239)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	55	146

				$601

(g)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.800% due 03/15/2018	Buy	(0.500%	)	03/20/2018	BOA	$1,500	$36
American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.470%	)	06/20/2015	MSC	800	9
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.620%	)	12/20/2012	BOA	4,400	46
Baxter International, Inc. 5.375% due 06/01/2018	Buy	(0.310%	)	06/20/2018	BOA	1,400	1
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	500	(7)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	700	(9)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	700	(20)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.810%	)	12/20/2017	BNP	1,000	17
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.760%	)	12/20/2017	CSFB	1,600	33
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP	2,000	(166)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(0.870%	)	03/20/2018	DUB	1,000	13
Cadbury Schweppes US Finance LLC 5.125% due 10/01/2013	Buy	(0.460%	)	12/20/2013	BOA	1,300	24
Cardinal Health, Inc. 6.000% due 06/15/2017	Buy	(0.590%	)	06/20/2017	DUB	1,000	9
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	300	(10)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	1,400	(45)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	CSFB	200	(6)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	CSFB	100	(2)
Cigna Corp. 6.350% due 03/15/2018	Buy	(1.210%	)	03/20/2018	MSC	2,000	(81)
Constellation Energy Group, Inc. 4.550% due 06/15/2015	Buy	(0.960%	)	06/20/2015	JPM	200	5
Constellation Energy Group, Inc. 7.000% due 04/01/2012	Buy	(0.665%	)	06/20/2012	JPM	4,400	88
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.960%	)	06/20/2015	CITI	1,000	13
Falconbridge Ltd. 7.350% due 06/05/2012	Buy	(0.910%	)	06/20/2012	BOA	1,000	17
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	2,000	(10)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	GSC	2,500	(44)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	BCLY	200	(47)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	800	(190)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	300	(71)
Genworth Financial, Inc. 6.515% due 05/22/2018	Buy	(0.980%	)	06/20/2018	DUB	1,300	128
Genworth Financial, Inc. 6.515% due 05/22/2018	Buy	(0.960%	)	06/20/2018	BCLY	900	89
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	300	6
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	BCLY	1,000	(26)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	LEH	1,500	(40)
GMAC LLC 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	GSC	700	(191)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Real Return Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	$500	$(116)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	CITI	900	246
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	200	(63)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	1,000	(314)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	600	(140)
GMAC LLC 6.875% due 08/28/2012	Sell	7.300%		09/20/2012	MSC	5,100	(1,156)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	LEH	1,000	(23)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	700	(16)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	BCLY	600	(13)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	CITI	100	4
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	100	4
HCP, Inc. 6.700% due 01/30/2018	Buy	(2.910%	)	03/20/2018	GSC	3,000	(146)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	DUB	3,000	(3)
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.600%	)	12/20/2013	DUB	900	50
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	600	(47)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	700	(54)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%		09/20/2012	BNP	500	(35)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	300	(19)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	BNP	300	(18)
Liberty Mutual Group, Inc. 5.750% due 03/15/2014	Buy	(1.390%	)	03/20/2014	BOA	1,000	17
Marriott International, Inc. 6.375% due 06/15/2017	Buy	(1.730%	)	06/20/2017	BOA	5,000	296
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(0.600%	)	09/20/2015	DUB	2,000	26
Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	BCLY	1,000	66
Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%	)	12/20/2012	DUB	1,400	94
Masco Corp. 6.125% due 10/03/2016	Buy	(1.910%	)	12/20/2016	CITI	1,500	48
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	JPM	400	25
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%	)	12/20/2012	UBS	900	56
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	Buy	(1.380%	)	06/20/2018	CITI	800	38
Nordstrom, Inc. 6.250% due 01/15/2018	Buy	(0.990%	)	03/20/2018	BOA	700	9
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%	)	09/20/2012	GSC	1,700	49
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%	)	09/20/2012	GSC	3,400	99
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	BCLY	2,900	(2)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	BCLY	1,500	1
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	LEH	1,400	1
Prologis 6.625% due 05/15/2018	Buy	(1.320%	)	06/20/2018	MSC	1,500	76
Rexam PLC 6.750% due 06/01/2013	Buy	(1.450%	)	06/20/2013	BCLY	1,200	3
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	DUB	1,400	(1)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	BCLY	1,500	(1)
Simon Property Group LP 5.750% due 12/01/2015	Buy	(1.010%	)	12/20/2015	RBS	800	11
Spectra Energy Capital LLC 5.668% due 08/15/2014	Buy	(0.830%	)	09/20/2014	BOA	1,500	5
Starwood Hotels & Resorts Worldwide, Inc. 6.750% due 05/15/2018	Buy	(1.490%	)	06/20/2018	BOA	1,000	73
Telecom Italia Capital S.A. 6.999% due 06/04/2018	Buy	(1.550%	)	06/20/2018	GSC	900	11
Travelers Cos., Inc. 5.800% due 05/15/2018	Buy	(0.590%	)	06/20/2018	GSC	1,500	22
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	BCLY	1,500	(7)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	DUB	1,400	(6)
UST, Inc. 6.625% due 07/15/2012	Buy	(0.340%	)	09/20/2012	BOA	2,500	5
Waste Management, Inc. 6.100% due 03/15/2018	Buy	(0.790%	)	03/20/2018	JPM	3,200	6
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(1.245%	)	03/20/2018	BOA	2,000	(2)

							$(1,272)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit	Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$2,800	$233
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	5,841	258
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	15,939	898
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	3,366	216
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	DUB	5,940	259
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MLP	495	23
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	4,200	(301)
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	300	21
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	700	55
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BCLY	2,300	67
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	2,400	53
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	13,800	526
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	3,700	30

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

CreditDefault Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	$4,800	$52
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	2,400	(69)
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	19,800	622
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	3,600	126
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	4,800	168
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	1,700	59
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	3,200	111
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	12,800	337
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	34,300	147
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	19,100	73
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MLP	3,300	(7)
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2013	MSC	3,700	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	GSC	900	14
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	BOA	600	30
Home Equity Index A Rating 2007-1	Sell	0.640%		08/25/2037	LEH	500	(134)

							$3,867

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	17,000	$(97)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		30,200	(286)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		15,300	(134)
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		11,100	(92)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	104,100	(358)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$6,200	(18)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	JPM		19,500	(89)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MLP		1,200	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		107,600	(258)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		10,900	(49)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		8,000	36
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		30,600	145
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		66,100	463
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		42,000	302
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		3,500	27
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		6,600	123
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		13,300	(158)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,400	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		26,200	(162)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		5,400	(488)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		15,600	(267)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		5,600	(37)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		11,900	(92)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		2,400	13
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		5,700	(604)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		5,000	209
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,000	(121)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		21,700	(394)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		6,600	(203)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		300	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		10,200	(371)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		600	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		14,200	(270)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,500	(60)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		2,500	(46)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		3,700	(77)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		5,100	(261)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		600	(35)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		600	(35)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		1,900	(109)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		7,800	(427)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		2,100	(101)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		700	(41)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(17)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		3,800	(233)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		900	(53)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		15,000	(726)

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Real Return Portfolio  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS	EUR	2,700	$(32)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		2,500	(24)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	13,700	(129)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		14,400	(136)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		4,700	(109)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		18,700	(432)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		3,100	(72)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,900	(43)
Pay	6-Month Australian Bank Bill	7.500%	06/15/2011	DUB		46,200	(119)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		1,700	75
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		1,800	81
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		8,900	177
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	13,200	(274)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		13,100	(271)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		2,100	2
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		6,800	827
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		3,400	141
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		500	2
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		6,900	9
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		1,712	26
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	6,300	(84)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		34,800	(719)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		4,900	(112)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		4,600	(110)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		6,700	(152)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		4,800	(482)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		5,000	(440)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		200	11
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		4,300	275
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		5,700	134
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,800	40
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		2,500	390
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	2,900,000	30
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		200,000	(21)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		770,000	(86)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		820,000	(93)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	3,000	(52)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		12,500	(665)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		24,200	(1,485)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		14,400	(735)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		7,000	(213)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		17,000	(442)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		8,500	(231)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	2,700	(32)
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		$5,700	(40)
Pay	United Kingdom RPI Index	3.103%	11/14/2016	UBS	GBP	5,000	(638)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		1,400	(140)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		3,400	(369)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		3,200	(381)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		1,100	(182)

							$(12,796)

(h)	Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	498	$17	$8
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	629	11	5
Call - CBOT U.S. Treasury 10-Year Note September Futures	135.000	08/22/2008	892	16	15
Call - CBOT U.S. Treasury 30-Year Bond September Futures	142.000	08/22/2008	915	17	15
Call - CBOT U.S. Treasury 30-Year Bond September Futures	143.000	08/22/2008	429	8	7
Put - CBOT U.S. Treasury 10-Year Note September Futures	91.000	08/22/2008	122	2	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	1,014	18	15

				$89	$67

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,800	$19	$9
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,100	12	5
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	900	10	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,300	46	20
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,100	22	15

							$109	$53

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR	5,200	$274	$854
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010		5,200	274	189
Call - OTC U.S. dollar versus Japanese yen	JPY 111.000	12/01/2008		$3,000	54	4

					$602	$1,047

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	$97.000	07/24/2008	$20,000	$5	$3
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	73.000	07/25/2008	70,000	16	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	93.500	07/29/2008	58,000	13	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	78.000	07/25/2008	91,000	21	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	98.500	07/09/2008	100,000	8	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	91.500	07/09/2008	62,000	5	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	103.500	07/01/2008	150,000	12	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	111.500	07/09/2008	72,000	6	0

				$86	$3

(i)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2008	427	$405	$252
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	54	53	20
Call - CBOT U.S. Treasury 30-Year Bond September Futures	117.000	08/22/2008	157	147	172
Call - CBOT U.S. Treasury 30-Year Bond September Futures	119.000	08/22/2008	106	129	56
Call - CBOT U.S. Treasury 30-Year Bond September Futures	120.000	08/22/2008	107	122	39
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	211	159	68
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/22/2008	110	120	58
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	54	58	45
Put - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/22/2008	51	27	6

				$1,220	$716

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$6,000	$160	$275
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	6,000	160	26
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	400	10	6
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	6
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	2,500	121	269
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	2,500	91	1
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	3,100	129	334
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	3,100	131	2
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	12,300	309	563
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	12,300	298	53
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	193	286
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	171
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	4,400	153	474
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	4,400	218	2
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	6,600	195	302
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	6,600	133	28
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	8
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	6

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Schedule of Investments  Real Return Portfolio  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$8,800	$221	$403
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	8,800	213	38
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	45	27
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700	21	16
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	17,000	488	811
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	17,000	602	483

							$4,117	$4,590

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese yen	JPY 100.000	12/01/2008	$3,000	$ 50	$ 84

Transactions	in written call and put options for the period ended June 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	406	$168,000	$4,745
Sales	2,997	6,090	3,100
Closing Buys	(395)	(34,190)	(886)
Expirations	(1,467)	0	(1,475)
Exercised	(264)	0	(97)

Balance at 06/30/2008	1,277	$139,900	$5,387

(j)	Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	$4,169	$3,930	0.27%

(k)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	07/01/2038	$1,800	$1,721	$1,726
Fannie Mae	5.500%	07/01/2038	106,100	104,807	104,591
Fannie Mae	6.000%	07/01/2023	3,700	3,765	3,793
Freddie Mac	4.500%	07/01/2023	1,200	1,152	1,160
Freddie Mac	5.000%	07/01/2023	21,000	20,691	20,741
Freddie Mac	5.500%	07/01/2038	6,800	6,716	6,699
Freddie Mac	6.000%	07/01/2038	3,500	3,528	3,536
Ginnie Mae	5.500%	07/01/2038	1,000	987	995
Ginnie Mae	6.000%	07/01/2038	200	201	203
Ginnie Mae	6.500%	07/01/2038	18,000	18,419	18,593
U.S. Treasury Bonds	4.375%	02/15/2038	34,800	32,822	34,617
U.S. Treasury Bonds	4.750%	02/15/2037	5,400	5,415	5,706
U.S. Treasury Bonds	5.000%	05/15/2037	28,200	29,217	30,627
U.S. Treasury Notes	2.125%	04/30/2010	32,000	31,500	31,927
U.S. Treasury Notes	2.500%	03/31/2013	8,400	7,968	8,174
U.S. Treasury Notes	3.125%	04/30/2013	9,900	9,647	9,893
U.S. Treasury Notes	3.500%	02/15/2018	35,100	33,661	34,329
U.S. Treasury Notes	3.625%	12/31/2012	2,760	2,813	2,808
U.S. Treasury Notes	3.625%	05/15/2013	300	304	306
U.S. Treasury Notes	3.875%	05/15/2018	20,800	20,150	20,796
U.S. Treasury Notes	4.000%	02/15/2015	1,500	1,537	1,568
U.S. Treasury Notes	4.125%	08/31/2012	11,000	11,254	11,575
U.S. Treasury Notes	4.250%	11/15/2017	6,260	6,314	6,443
U.S. Treasury Notes	4.750%	08/15/2017	9,500	9,915	10,274
U.S. Treasury Notes	4.875%	08/15/2016	19,800	20,951	21,652

				$385,455	$392,732

(3)	Market value includes $2,724 of interest payable on short sales.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(l)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	608	07/2008	$0	$(4)	$(4)
Buy	BRL	29,053	07/2008	2,389	0	2,389
Sell		29,053	07/2008	0	(1,203)	(1,203)
Buy		37,400	12/2008	2,171	0	2,171
Sell		14,159	12/2008	0	(663)	(663)
Sell	CAD	592	08/2008	5	0	5
Sell	CHF	910	09/2008	0	(17)	(17)
Sell	EUR	10,790	07/2008	0	(174)	(174)
Sell	GBP	12,349	08/2008	0	(136)	(136)
Buy	JPY	1,216,945	07/2008	174	0	174
Sell		3,896,512	07/2008	0	(608)	(608)
Buy	KRW	1,142,623	08/2008	0	(113)	(113)
Sell		1,142,623	08/2008	4	(1)	3
Buy	MXN	170,612	07/2008	1,307	0	1,307
Sell		170,612	07/2008	0	(860)	(860)
Buy		18,425	11/2008	15	0	15
Buy	MYR	13	08/2008	0	0	0
Buy		2,383	11/2008	0	(12)	(12)
Buy		2,934	02/2009	0	(19)	(19)
Buy	PHP	17,900	08/2008	0	(46)	(46)
Buy	PLN	11,607	07/2008	1,202	0	1,202
Sell		11,607	07/2008	0	(166)	(166)
Buy		11,607	05/2009	159	0	159
Buy	RUB	20,751	07/2008	63	0	63
Sell		20,751	07/2008	0	(13)	(13)
Buy		165,658	11/2008	316	0	316
Sell		56,006	11/2008	0	(145)	(145)
Buy		20,751	05/2009	19	0	19
Buy	SGD	7,863	11/2008	56	0	56

				$7,880	$(4,180)	$3,700

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$2,783,115	$0	$2,783,115
Other Financial Instruments ++	601	(397,839)	(4,060)	(401,298)

Total	$601	$2,385,276	$(4,060)	$2,381,817

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$12,217	$(573)	$34	$(222)	$(11,456)	$0
Other Financial Instruments ++	(342)	0	0	(3,615)	(103)	(4,060)

Total	$11,875	$(573)	$34	$(3,837)	$(11,559)	$(4,060)

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	19

Notes to Financial Statements

1.  ORGANIZATION

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

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purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders   Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts   The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked

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Notes to Financial Statements (Cont.)

to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

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Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(r) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

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Notes to Financial Statements (Cont.)

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(s) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(t) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$11,957,721	$11,838,022	$314,049	$114,787

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,472	$31,916	836	$10,073
Administrative Class	35,441	458,867	29,595	357,076
Advisor Class	1,935	25,088	1,118	13,552
Issued as reinvestment of distributions
Institutional Class	70	898	195	2,359
Administrative Class	1,708	22,142	4,012	48,596
Advisor Class	36	461	34	413
Cost of shares redeemed
Institutional Class	(423)	(5,460)	(1,432)	(17,391)
Administrative Class	(18,431)	(237,987)	(34,142)	(411,698)
Advisor Class	(608)	(7,841)	(305)	(3,742)
Net increase (decrease) resulting from Portfolio share transactions	22,200	$288,084	(89)	$(762)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	97
Administrative Class	6	68
Advisor Class	3	90

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Semiannual Report	June 30, 2008	25

Notes to Financial Statements (Cont.)

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 34,751	$ (20,448)	$ 14,303

26	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	27

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

28	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Real Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and after asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Treasury Obligations	51.4%
U.S. Government Agencies	14.9%
Short-Term Instruments	13.2%
Corporate Bonds & Notes	11.3%
Mortgage-Backed Securities	3.6%
Other	5.6%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (02/28/06)
PIMCO Real Return Portfolio Advisor Class	4.37%	14.46%	6.33%
Lehman Brothers U.S. TIPS Index±	4.88%	15.09%	7.20%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Advisor Class shares.

± Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), having at least 1 year to final maturity, and at least $250 million par amount outstanding. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,043.70	$1,021.08
Expenses Paid During Period à	$3.86	$3.82

à Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, or government-sponsored enterprises and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield.

»

Modest allocations to Japanese inflation-linked bonds (“ILBs”) versus nominal bonds in April through June benefited performance as ILBs outperformed their nominal counterparts in Japan during the period.

»	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

»	An underweight to total U.S. duration detracted from performance as both the ten-year U.S. Treasury nominal yield and the ten-year U.S. Treasury Inflation-Protected Securities real yield declined.

»	A U.K. nominal yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

»	Holdings of U.S. mortgage-backed securities detracted from performance as mortgage spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2008+	12/31/2007	02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$12.57	$11.93	$12.69
Net investment income (a)	0.23	0.56	0.47
Net realized/unrealized gain (loss) on investments	0.32	0.66	(0.46)
Total income from investment operations	0.55	1.22	0.01
Dividends from net investment income	(0.23)	(0.55)	(0.44)
Distributions from net realized capital gains	0.00	(0.03)	(0.33)
Total distributions	(0.23)	(0.58)	(0.77)
Net asset value end of year or period	$12.89	$12.57	$11.93
Total return	4.37%	10.53%	0.04%
Net assets end of year or period (000s)	$31,379	$13,478	$2,684
Ratio of expenses to average net assets	0.76%*	0.75%	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%*
Ratio of net investment income to average net assets	3.58%*	4.59%	4.49%*
Portfolio turnover rate	489%	901%	963%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Real Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$2,778,195
Repurchase agreements, at value	4,920
Deposits with counterparty	10,900
Foreign currency, at value	4,976
Receivable for investments sold	403,772
Receivable for investments sold on a delayed-delivery basis	29,403
Receivable for Portfolio shares sold	60,594
Interest and dividends receivable	9,619
Variation margin receivable	479
Swap premiums paid	6,020
Unrealized appreciation on foreign currency contracts	7,880
Unrealized appreciation on swap agreements	9,791
3,326,549

Liabilities:
Payable for investments purchased	$48,335
Payable for investments purchased on a delayed-delivery basis	1,371,080
Payable for Portfolio shares redeemed	16,942
Payable for short sales	392,732
Overdraft due to custodian	89
Written options outstanding	5,390
Dividends payable	115
Accrued investment advisory fee	274
Accrued administrative fee	274
Accrued distribution fee	6
Accrued servicing fee	145
Swap premiums received	5,903
Unrealized depreciation on foreign currency contracts	4,180
Unrealized depreciation on swap agreements	19,992
Other liabilities	6,759
1,872,216

Net Assets	$1,454,333

Net Assets Consist of:
Paid in capital	$1,431,764
Undistributed net investment income	5,061
Accumulated undistributed net realized gain	20,446
Net unrealized (depreciation)	(2,938)
$1,454,333

Net Assets:
Institutional Class	$71,694
Administrative Class	1,351,260
Advisor Class	31,379

Shares Issued and Outstanding:
Institutional Class	5,563
Administrative Class	104,850
Advisor Class	2,435

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.89
Administrative Class	12.89
Advisor Class	12.89

Cost of Investments Owned	$2,763,892
Cost of Repurchase Agreements Owned	$4,920
Cost of Foreign Currency Held	$4,960
Proceeds Received on Short Sales	$385,455
Premiums Received on Written Options	$5,387

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Real Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$29,049
Dividends	46
Miscellaneous income	11
Total Income	29,106

Expenses:
Investment advisory fees	1,650
Administrative fees	1,657
Servicing fees – Administrative Class	935
Distribution and/or servicing fees – Advisor Class	32
Trustees’ fees	9
Interest expense	60
Total Expenses	4,343

Net Investment Income	24,763

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	31,419
Net realized gain on futures contracts, written options and swaps	14,699
Net realized gain on foreign currency transactions	1,825
Net change in unrealized (depreciation) on investments	(8,141)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(13,911)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	283
Net Gain	26,174

Net Increase in Net Assets Resulting from Operations	$50,937

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Real Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$24,763	$50,090
Net realized gain	47,943	17,083
Net change in unrealized appreciation (depreciation)	(21,769)	43,534
Net increase resulting from operations	50,937	110,707

Distributions to Shareholders:
From net investment income
Institutional Class	(898)	(2,260)
Administrative Class	(22,885)	(47,339)
Advisor Class	(460)	(382)
From net realized capital gains
Institutional Class	0	(99)
Administrative Class	0	(2,482)
Advisor Class	0	(30)

Total Distributions	(24,243)	(52,592)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	31,916	10,073
Administrative Class	458,867	357,076
Advisor Class	25,088	13,552
Issued as reinvestment of distributions
Institutional Class	898	2,359
Administrative Class	22,142	48,596
Advisor Class	461	413
Cost of shares redeemed
Institutional Class	(5,460)	(17,391)
Administrative Class	(237,987)	(411,698)
Advisor Class	(7,841)	(3,742)
Net increase (decrease) resulting from Portfolio share transactions	288,084	(762)

Total Increase in Net Assets	314,778	57,353

Net Assets:
Beginning of period	1,139,555	1,082,202
End of period*	$1,454,333	$1,139,555

*Including undistributed net investment income of:	$5,061	$4,541

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Real Return Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Georgia-Pacific Corp.
4.399% due 12/20/2012	$95	$90
4.446% due 12/20/2012	810	766
4.551% due 12/20/2012	70	66

Total Bank Loan Obligations (Cost $975)		922

CORPORATE BONDS & NOTES 21.7%

BANKING & FINANCE 16.7%

ACE INA Holdings, Inc.
5.800% due 03/15/2018	1,500	1,446

Allstate Life Global Funding II
3.328% due 05/21/2010	9,600	9,544

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	4,100	4,090

American Express Bank FSB
5.500% due 04/16/2013	1,400	1,371
6.000% due 09/13/2017	2,400	2,323

American Express Centurion Bank
6.000% due 09/13/2017	2,300	2,226

American Express Co.
7.000% due 03/19/2018	2,310	2,346
8.150% due 03/19/2038	660	737

American International Group, Inc.
5.850% due 01/16/2018	1,300	1,222
8.175% due 05/15/2058	2,300	2,173

Atlantic & Western Re Ltd.
9.041% due 01/09/2009	900	897

Bank of America Corp.
2.869% due 02/17/2009	5,400	5,386
2.904% due 11/06/2009	900	892
8.000% due 12/29/2049	1,500	1,409

Bank of America N.A.
2.812% due 12/18/2008	1,000	998

Bank of Ireland
2.819% due 12/19/2008	1,500	1,500
2.862% due 12/18/2009	1,000	990

Bank of Scotland PLC
2.482% due 07/17/2008	1,100	1,100

Barclays Bank PLC
5.450% due 09/12/2012	6,400	6,483
6.050% due 12/04/2017	2,300	2,262
7.434% due 09/29/2049	700	658

Bear Stearns Cos., Inc.
6.400% due 10/02/2017	2,600	2,577
6.950% due 08/10/2012	2,600	2,707
7.250% due 02/01/2018	2,900	3,036

C10 Capital SPV Ltd.
6.722% due 12/31/2049	500	461

Calabash Re Ltd.
13.714% due 01/08/2010	250	257

Caterpillar Financial Services Corp.
3.559% due 06/24/2011	13,200	13,193

Charter One Bank N.A.
2.957% due 04/24/2009	8,400	8,377

CIT Group, Inc.
3.049% due 01/30/2009	4,600	4,451

Citigroup Capital XXI
8.300% due 12/21/2057	1,200	1,138

Citigroup Funding, Inc.
2.481% due 04/23/2009	5,700	5,626
3.820% due 05/07/2010	13,900	13,798

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup, Inc.
2.831% due 12/28/2009	$3,900	$3,805
2.848% due 12/26/2008	2,900	2,889
2.939% due 01/30/2009	1,000	991
8.400% due 04/29/2049	4,600	4,379

Commonwealth Bank of Australia
2.488% due 06/08/2009	400	400

Credit Agricole S.A.
2.646% due 05/28/2009	1,900	1,892

Credit Suisse USA, Inc.
2.775% due 11/20/2009	800	791

DnB NOR Bank ASA
2.780% due 10/13/2009	1,100	1,101

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	1,200	931
7.800% due 06/01/2012	100	77

Foundation Re II Ltd.
9.445% due 11/26/2010	800	806

General Electric Capital Corp.
2.826% due 12/12/2008	900	899
2.907% due 10/24/2008	800	799
2.937% due 10/26/2009	1,000	997
5.875% due 01/14/2038	2,000	1,821

Genworth Financial, Inc.
6.515% due 05/22/2018	2,200	2,066

GMAC LLC
6.750% due 12/01/2014	1,600	1,059

Goldman Sachs Group, Inc.
3.101% due 06/28/2010	7,500	7,295
6.150% due 04/01/2018	1,900	1,849
6.750% due 10/01/2037	6,300	5,787

HCP, Inc.
6.700% due 01/30/2018	3,000	2,705

HSBC Finance Corp.
2.878% due 10/21/2009	1,900	1,856

International Lease Finance Corp.
6.625% due 11/15/2013	900	810

JPMorgan Chase & Co.
2.532% due 06/26/2009	700	698
2.859% due 06/26/2009	5,500	5,492

Lehman Brothers Holdings, Inc.
2.532% due 11/24/2008	300	298
6.875% due 05/02/2018	1,900	1,845
7.000% due 09/27/2027	100	93

Liberty Mutual Group, Inc.
5.750% due 03/15/2014	1,000	967

Longpoint Re Ltd.
8.064% due 05/08/2010	1,100	1,100

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,000	1,989

Merna Reinsurance Ltd.
3.451% due 07/07/2010 (j)	4,200	3,930

Merrill Lynch & Co., Inc.
2.960% due 10/23/2008	2,500	2,485
6.400% due 08/28/2017	2,400	2,231
6.875% due 04/25/2018	8,800	8,401

Metropolitan Life Global Funding I
3.085% due 04/13/2009	6,000	5,996

Morgan Stanley
2.521% due 11/21/2008	1,000	996
6.000% due 04/28/2015	1,700	1,630
6.625% due 04/01/2018	3,000	2,852

Mystic Re Ltd.
11.682% due 12/05/2008	600	585

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

National Australia Bank Ltd.
5.350% due 06/12/2013	$2,600	$2,600

New York Life Global Funding
4.650% due 05/09/2013	2,900	2,881

Phoenix Quake Ltd.
5.134% due 07/03/2008	500	500

Phoenix Quake Wind Ltd.
5.134% due 07/03/2008	2,000	2,000

ProLogis
6.625% due 05/15/2018	1,500	1,482

Rabobank Nederland NV
2.733% due 01/15/2009	800	799

Rockies Express Pipeline LLC
5.100% due 08/20/2009	5,200	5,205

Royal Bank of Scotland Group PLC
2.868% due 07/21/2008	400	400

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,700	2,615

Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009	2,700	2,675
2.861% due 09/19/2008	500	499

Simon Property Group LP
5.750% due 12/01/2015	800	779

Travelers Cos., Inc.
5.800% due 05/15/2018	1,500	1,464

UBS AG
3.704% due 05/05/2010	7,700	7,674
5.750% due 04/25/2018	5,400	5,170
5.875% due 12/20/2017	1,000	976

Unicredit Luxembourg Finance S.A.
2.970% due 10/24/2008	1,700	1,699

Vita Capital III Ltd.
3.911% due 01/01/2012	700	673

Vita Capital Ltd.
3.691% due 01/01/2010	300	294

VTB Capital S.A.
3.384% due 08/01/2008	1,700	1,685

Wachovia Bank N.A.
2.638% due 02/23/2009	2,700	2,690
2.752% due 12/02/2010	2,400	2,283

Wachovia Mortgage FSB
2.798% due 05/08/2009	300	298
2.807% due 03/02/2009	300	300

Wells Fargo & Co.
4.375% due 01/31/2013	1,600	1,552

		242,460

INDUSTRIALS 3.8%

Amgen, Inc.
6.150% due 06/01/2018	1,000	1,008

AutoZone, Inc.
5.875% due 10/15/2012	4,400	4,395

Baxter International, Inc.
5.375% due 06/01/2018	1,400	1,388

C8 Capital SPV Ltd.
6.640% due 12/31/2049	500	465

Cadbury Schweppes US Finance LLC
5.125% due 10/01/2013	1,300	1,246

Cardinal Health, Inc.
6.000% due 06/15/2017	1,000	994

Cigna Corp.
6.350% due 03/15/2018	2,000	2,008

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

EchoStar DBS Corp.+
5.750% due 10/01/2008	$500	$501
7.000% due 10/01/2013	5,000	4,788

Falconbridge Ltd.
7.350% due 06/05/2012	1,000	1,039

Gaz Capital S.A.
7.343% due 04/11/2013	500	514
8.146% due 04/11/2018	700	727

Kraft Foods, Inc.
6.000% due 02/11/2013	1,000	1,012
6.125% due 02/01/2018	1,000	975

Marriott International, Inc.
6.375% due 06/15/2017	5,000	4,767

Masco Corp.
6.125% due 10/03/2016	1,500	1,363

Nordstrom, Inc.
6.250% due 01/15/2018	700	684

Oracle Corp.
5.750% due 04/15/2018	2,500	2,506

Philip Morris International, Inc.
5.650% due 05/16/2018	9,500	9,265

Rexam PLC
6.750% due 06/01/2013	1,200	1,200

Spectra Energy Capital LLC
5.668% due 08/15/2014	1,500	1,469

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	946

Suncor Energy, Inc.
6.100% due 06/01/2018	600	604

UST, Inc.
6.625% due 07/15/2012	2,500	2,618

Wal-Mart Stores, Inc.
5.800% due 02/15/2018	1,500	1,558

Waste Management, Inc.
6.100% due 03/15/2018	3,200	3,203

Weyerhaeuser Co.
3.802% due 09/24/2009	2,600	2,571

Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	1,956

		55,770

UTILITIES 1.2%

American Electric Power Co., Inc.
5.250% due 06/01/2015	800	772

AT&T, Inc.
2.884% due 02/05/2010	2,800	2,788

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	101

Constellation Energy Group, Inc.
4.550% due 06/15/2015	200	179
7.000% due 04/01/2012	4,100	4,256

Dominion Resources, Inc.
2.858% due 11/14/2008	300	296

Embarq Corp.
7.082% due 06/01/2016	300	286

Enel Finance International S.A.
5.700% due 01/15/2013	4,500	4,557

Exelon Corp.
4.900% due 06/15/2015	1,000	922

NiSource Finance Corp.
3.208% due 11/23/2009	800	778

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Public Service Electric & Gas Co.
5.300% due 05/01/2018	$1,100	$1,088

Telecom Italia Capital S.A.
6.999% due 06/04/2018	900	910
		16,933

Total Corporate Bonds & Notes (Cost $320,810)		315,163

MUNICIPAL BONDS & NOTES 0.8%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	475	474

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	600	512

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038	800	807

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
10.679% due 12/15/2013	130	120

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042	900	781

Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	485	467

Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	3,400	3,417

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	4,900	4,671

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,085	969

Total Municipal Bonds & Notes (Cost $12,856)		12,218

U.S. GOVERNMENT AGENCIES 28.6%

Fannie Mae
2.542% due 12/25/2036	417	403
2.632% due 08/25/2034	248	242
2.682% due 10/27/2037	5,900	5,644
2.832% due 05/25/2042	255	248
4.205% due 11/01/2034	4,440	4,524
4.526% due 07/01/2035	500	505
4.659% due 01/01/2035	573	580
4.666% due 05/25/2035	2,804	2,855
4.994% due 06/01/2043 - 09/01/2044	7,083	7,081
5.000% due 06/01/2036	1,881	1,807
5.288% due 10/01/2035	1,812	1,812
5.500% due 03/01/2034 - 12/01/2037	197,721	195,224
5.950% due 02/25/2044	751	763
6.000% due 09/01/2019 - 07/01/2038	52,833	53,419
6.500% due 08/01/2036 - 12/01/2037	39,411	40,630
6.695% due 11/01/2024	16	16

Freddie Mac
2.621% due 07/15/2019 - 10/15/2020	15,639	15,332
2.701% due 02/15/2019	1,179	1,156
2.742% due 08/25/2031	141	138
2.821% due 12/15/2030	398	393
4.000% due 03/15/2023 - 10/15/2023	517	518
4.500% due 12/01/2021 - 06/01/2022	876	849

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.540% due 01/01/2034	$440	$446
4.994% due 10/25/2044 - 02/25/2045	10,970	10,564
5.000% due 02/15/2020 - 06/01/2023	29,118	29,012
5.418% due 12/01/2035	1,276	1,283
5.500% due 05/15/2016 - 05/01/2037	32,025	31,746
5.529% due 08/01/2036	744	747

Ginnie Mae
5.500% due 04/15/2037	843	841
6.000% due 08/15/2036	92	93

Small Business Administration
4.504% due 02/01/2014	1,208	1,162
4.880% due 11/01/2024	3,052	2,982
5.170% due 01/01/2028	1,610	1,593
5.902% due 02/10/2018	1,000	1,010

Total U.S. Government Agencies (Cost $415,427)		415,618

U.S. TREASURY OBLIGATIONS 98.3%

Treasury Inflation Protected Securities (b)
0.625% due 04/15/2013	11,962	11,929
0.875% due 04/15/2010	46,200	47,023
1.625% due 01/15/2015	3,509	3,627
1.625% due 01/15/2018	17,438	17,732
1.750% due 01/15/2028	63,354	60,216
1.875% due 07/15/2013	5,060	5,351
1.875% due 07/15/2015	133,915	140,329
2.000% due 04/15/2012	33,866	35,745
2.000% due 01/15/2014	89,778	95,383
2.000% due 07/15/2014	119,036	126,503
2.000% due 01/15/2016	17,426	18,368
2.000% due 01/15/2026	71,991	71,322
2.375% due 04/15/2011	106,264	112,648
2.375% due 01/15/2017	31,958	34,602
2.375% due 01/15/2025	51,032	53,492
2.375% due 01/15/2027	42,662	44,678
2.500% due 07/15/2016	26,974	29,494
2.625% due 07/15/2017	10,534	11,639
3.000% due 07/15/2012	171,628	188,562
3.375% due 01/15/2012	11,927	13,176
3.375% due 04/15/2032	1,218	1,529
3.500% due 01/15/2011	45,569	49,631
3.625% due 04/15/2028	65,569	81,715
3.875% due 01/15/2009	16,735	17,278
3.875% due 04/15/2029	73,116	94,874
4.250% due 01/15/2010	57,737	61,946

Total U.S. Treasury Obligations (Cost $1,404,108)		1,428,792

MORTGAGE-BACKED SECURITIES 6.9%

American Home Mortgage Investment Trust
2.632% due 09/25/2035	16	16

Banc of America Funding Corp.
4.622% due 02/20/2036	2,827	2,680
6.141% due 01/20/2047	1,260	1,025

Banc of America Large Loan, Inc.
2.981% due 08/15/2029	5,093	4,784

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	146	143

BCAP LLC Trust
2.652% due 01/25/2037	1,378	883

Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/2035	3,279	3,136
4.550% due 08/25/2035	2,560	2,464
4.863% due 01/25/2035	7,122	6,898

Bear Stearns Alt-A Trust
5.701% due 09/25/2035	4,807	3,968
5.939% due 03/25/2036	1,587	1,212

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	$38	$38

Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	4,442	4,403
5.674% due 01/26/2036	4,458	3,710

Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	8	7

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	158	150
4.248% due 08/25/2035	806	762
4.700% due 12/25/2035	3,713	3,602
4.748% due 08/25/2035	836	797
4.900% due 12/25/2035	168	160

Countrywide Alternative Loan Trust
2.562% due 09/20/2046	281	276
2.662% due 02/20/2047	1,160	817
2.662% due 05/25/2047	411	288
2.762% due 12/25/2035	90	68
6.000% due 01/25/2037	754	604

Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 06/25/2035	588	518
3.778% due 11/19/2033	200	190
5.804% due 05/20/2036	441	370

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	732	733

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.492% due 10/25/2036	572	562

First Horizon Alternative Mortgage Securities
4.733% due 06/25/2034	751	658

First Horizon Asset Securities, Inc.
5.368% due 08/25/2035	915	875

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	5,644	5,596

Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	529	466
2.562% due 01/25/2047	4,423	4,197
2.702% due 06/25/2045	826	680
2.752% due 11/25/2045	485	388

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,210	2,144

Harborview Mortgage Loan Trust
2.702% due 05/19/2035	212	161

Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	215	201

Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046	638	595
2.582% due 01/25/2037	379	357
5.044% due 12/25/2034	494	430

JPMorgan Mortgage Trust
5.005% due 07/25/2035	1,251	1,198
5.020% due 02/25/2035	3,231	3,051

Lehman XS Trust
2.562% due 07/25/2046	263	256

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	700	672

Mellon Residential Funding Corp.
2.821% due 11/15/2031	946	853
2.911% due 12/15/2030	785	729

Merrill Lynch Floating Trust
2.541% due 06/15/2022	252	238

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	2,268	1,824

MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035	992	878
3.482% due 10/25/2035	592	550
4.430% due 10/25/2035	4,471	4,237

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Opteum Mortgage Acceptance Corp.
2.742% due 07/25/2035	$357	$308

Residential Accredit Loans, Inc.
2.782% due 08/25/2035	315	245

Securitized Asset Sales, Inc.
6.754% due 11/26/2023	10	9

Sequoia Mortgage Trust
2.832% due 10/19/2026	262	248

Structured Adjustable Rate Mortgage Loan Trust
2.722% due 06/25/2035	399	340
4.580% due 02/25/2034	582	546
4.928% due 01/25/2035	293	277
5.537% due 08/25/2035	451	404

Structured Asset Mortgage Investments, Inc.
2.552% due 08/25/2036	385	376
2.582% due 09/25/2047	1,023	975
2.672% due 06/25/2036	271	192
2.732% due 07/19/2035	2,870	2,414
2.812% due 10/19/2034	187	155

Structured Asset Securities Corp.
2.532% due 05/25/2036	34	33
5.432% due 10/25/2035	418	381

TBW Mortgage-Backed Pass-Through Certificates
2.582% due 09/25/2036	56	53
2.592% due 01/25/2037	575	552

Thornburg Mortgage Securities Trust
2.592% due 03/25/2046	80	79
2.592% due 11/25/2046	3,509	3,359
2.602% due 09/25/2046	1,934	1,865

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	14	14

WaMu Mortgage Pass-Through Certificates
2.742% due 11/25/2045	444	340
2.772% due 08/25/2045	13	13
2.772% due 10/25/2045	2,736	2,135
4.258% due 01/25/2047	1,670	1,261
4.338% due 12/25/2046	218	183
4.528% due 02/25/2046	364	268
4.728% due 11/25/2042	66	61
4.780% due 07/25/2046	1,520	1,216
5.028% due 11/25/2046	235	192
6.069% due 10/25/2036	4,970	4,936

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	484	461
4.730% due 07/25/2034	437	431

Total Mortgage-Backed Securities (Cost $108,148)		100,820

ASSET-BACKED SECURITIES 6.2%

ACE Securities Corp.
2.532% due 07/25/2036	190	188
2.532% due 12/25/2036	220	211

American Express Credit Account Master Trust
3.421% due 08/15/2012	10,300	10,370

Argent Securities, Inc.
2.532% due 10/25/2036	576	560

Asset-Backed Funding Certificates
2.542% due 11/25/2036	98	96
2.542% due 01/25/2037	2,494	2,420
2.832% due 06/25/2034	868	773

Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036	51	50

BA Credit Card Trust
3.051% due 04/15/2013	6,300	6,292
3.671% due 12/16/2013	12,500	12,695

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036	$97	$92
2.572% due 04/25/2036	5	5
2.812% due 01/25/2036	65	62
2.932% due 03/25/2043	126	124
3.142% due 10/25/2032	51	45

Bravo Mortgage Asset Trust
2.612% due 07/25/2036	314	308

Carrington Mortgage Loan Trust
2.532% due 01/25/2037	578	559

Chase Credit Card Master Trust
2.581% due 02/15/2011	1,000	999

Citigroup Mortgage Loan Trust, Inc.
2.532% due 11/25/2036	103	102
2.562% due 01/25/2037	1,385	1,289

Countrywide Asset-Backed Certificates
2.512% due 01/25/2046	380	377
2.532% due 01/25/2037	175	174
2.532% due 05/25/2037	2,786	2,725
2.532% due 05/25/2047	231	225
2.542% due 09/25/2046	166	165
2.552% due 06/25/2037	4,657	4,579
2.592% due 10/25/2046	523	513

Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036	1,788	1,739

Equity One Asset-Backed Securities, Inc.
2.782% due 04/25/2034	96	81

First Franklin Mortgage Loan Asset-Backed Certificates
2.512% due 07/25/2036	798	794
2.532% due 11/25/2036	1,452	1,395
2.532% due 12/25/2036	117	114

Ford Credit Auto Owner Trust
3.071% due 07/15/2010	5,500	5,506

Fremont Home Loan Trust
2.532% due 10/25/2036	89	87
2.542% due 01/25/2037	368	348
2.652% due 01/25/2036	12	12

GSAMP Trust
2.522% due 10/25/2046	128	125
2.552% due 10/25/2036	30	25
2.552% due 12/25/2036	765	742
2.772% due 03/25/2034	106	105

GSR Mortgage Loan Trust
2.582% due 11/25/2030	45	45

HFC Home Equity Loan Asset-Backed Certificates
2.549% due 03/20/2036	143	141

HSI Asset Securitization Corp. Trust
2.532% due 10/25/2036	172	166
2.532% due 12/25/2036	3,572	3,419

Indymac Residential Asset-Backed Trust
2.532% due 11/25/2036	138	135
2.542% due 04/25/2037	1,560	1,543

JPMorgan Mortgage Acquisition Corp.
2.522% due 08/25/2036	92	91
2.532% due 07/25/2036	199	193
2.532% due 08/25/2036	478	471
2.532% due 10/25/2036	1,830	1,791
2.552% due 11/25/2036	114	110
2.582% due 07/25/2036	270	267

Lehman XS Trust
2.552% due 05/25/2046	176	168
2.562% due 04/25/2046	298	295
2.562% due 11/25/2046	719	684

Long Beach Mortgage Loan Trust
2.522% due 11/25/2036	86	84
2.662% due 08/25/2035	74	72

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Real Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MASTR Asset-Backed Securities Trust
2.542% due 10/25/2036	$3	$3
2.542% due 11/25/2036	1,476	1,442
2.622% due 02/25/2036	82	81

MBNA Credit Card Master Note Trust
2.571% due 12/15/2011	100	100

Merrill Lynch Mortgage Investors, Inc.
2.512% due 06/25/2037	137	136
2.532% due 05/25/2037	347	344
2.552% due 08/25/2036	1,062	1,028
2.552% due 07/25/2037	395	384
2.602% due 02/25/2037	2,226	2,093

Morgan Stanley ABS Capital I
2.512% due 06/25/2036	6	6
2.522% due 07/25/2036	1,095	1,087
2.522% due 10/25/2036	353	348
2.532% due 09/25/2036	330	326
2.532% due 10/25/2036	215	208

Morgan Stanley IXIS Real Estate Capital Trust
2.532% due 11/25/2036	82	81

Nationstar Home Equity Loan Trust
2.602% due 04/25/2037	1,473	1,444

Nelnet Student Loan Trust
2.930% due 01/26/2015	61	61
3.010% due 07/25/2016	64	64

Nomura Asset Acceptance Corp.
2.622% due 01/25/2036	104	98

Option One Mortgage Loan Trust
2.522% due 02/25/2037	35	35
2.532% due 07/25/2036	12	12

Park Place Securities, Inc.
2.742% due 09/25/2035	31	29

Renaissance Home Equity Loan Trust
2.862% due 12/25/2032	65	62

Residential Asset Mortgage Products, Inc.
2.552% due 11/25/2036	91	90

Residential Asset Securities Corp.
2.522% due 06/25/2036	95	95
2.552% due 11/25/2036	966	954

Securitized Asset-Backed Receivables LLC Trust
2.532% due 09/25/2036	117	115
2.542% due 12/25/2036	1,352	1,268

SLM Student Loan Trust
2.910% due 07/25/2017	378	377
2.960% due 04/25/2019	6,400	6,218
3.370% due 01/25/2017	1,500	1,485

Soundview Home Equity Loan Trust
2.532% due 10/25/2036	309	305
2.542% due 11/25/2036	277	270
2.582% due 10/25/2036	68	67

Specialty Underwriting & Residential Finance
2.512% due 06/25/2037	38	38
2.528% due 11/25/2037	39	38

Structured Asset Investment Loan Trust
2.532% due 07/25/2036	69	67

Structured Asset Securities Corp.
2.532% due 10/25/2036	662	647
4.900% due 04/25/2035	1,185	913

Truman Capital Mortgage Loan Trust
2.822% due 01/25/2034	19	18

Washington Mutual Asset-Backed Certificates
2.532% due 01/25/2037	628	592

Wells Fargo Home Equity Trust
2.532% due 01/25/2037	486	475

Total Asset-Backed Securities (Cost $91,427)		90,250

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.1%

Colombia Government International Bond
10.000% due 01/23/2012		$350	$407

Export-Import Bank of Korea
2.920% due 10/04/2011		1,600	1,606

Total Sovereign Issues (Cost $1,950)			2,013

FOREIGN CURRENCY-DENOMINATED ISSUES 3.4%

Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	551	732

France Government Bond
2.500% due 07/25/2013	EUR	1,348	2,161
3.000% due 07/25/2012 (b)		1,733	2,840

General Electric Capital Corp.
5.500% due 09/15/2067		3,400	4,736

Green Valley Ltd.
8.342% due 01/10/2011		500	790

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		564	878

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	544,860	5,086
1.100% due 12/10/2016		943,760	8,923
1.200% due 06/10/2017		1,254,880	11,888
1.200% due 12/10/2017		150,750	1,426

Pylon Ltd.
6.460% due 12/29/2008	EUR	700	1,098
8.860% due 12/29/2008		1,100	1,731

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		500	681

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,100	5,947

Total Foreign Currency-Denominated Issues (Cost $44,627)			48,917

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%

Bank of America Corp.
7.250% due 12/31/2049		1,000	884

Wachovia Corp.
7.500% due 12/31/2049		800	708

Total Convertible Preferred Stocks (Cost $1,800)			1,592

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 25.1%

CERTIFICATES OF DEPOSIT 3.7%

Abbey National Treasury Services PLC
2.409% due 07/02/2008		$5,900	5,900

Calyon Financial, Inc.
2.689% due 01/16/2009		1,800	1,795

HSBC Bank USA N.A.
2.957% due 07/28/2008		1,100	1,100

Nordea Bank Finland PLC
5.308% due 04/09/2009		2,300	2,299

Sao Paolo IMI NY
3.312% due 06/09/2010		14,000	13,907

Skandinaviska Enskilda Banken AB
2.658% due 08/21/2008		5,600	5,598
2.675% due 02/13/2009		5,400	5,397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Unicredito Italiano NY
3.071% due 05/18/2009	$18,400	$18,400

		54,396

COMMERCIAL PAPER 19.6%

Bank of America Corp.
2.700% due 08/05/2008	4,400	4,388

Barclays U.S. Funding Corp.
2.680% due 09/02/2008	32,100	31,946

BNP Paribas Finance, Inc.
2.750% due 08/01/2008	38,200	38,109

Intesa Funding LLC
2.440% due 07/01/2008	28,700	28,700

Rabobank USA Financial Corp.
2.240% due 07/01/2008	10,600	10,600

Royal Bank of Scotland Group PLC
2.660% due 07/08/2008	25,100	25,087

Societe General N.A.
2.860% due 08/06/2008	36,100	35,997

UBS Finance Delaware LLC
2.550% due 07/14/2008	8,830	8,822
2.550% due 07/16/2008	19,100	19,080
2.845% due 09/30/2008	27,400	27,200

Unicredito Italiano SpA
2.400% due 07/01/2008	17,700	17,700

Westpac Banking Corp.
2.730% due 09/18/2008	36,900	36,671

		284,300

REPURCHASE AGREEMENTS 0.3%

Fixed Income Clearing Corp.
1.650% due 07/01/2008	4,920	4,920

(Dated 06/30/2008. Collateralized by Fannie Mae 0.000% due 09/24/2008 valued at $3,101 and Freddie Mac 0.000% due 09/26/2008 valued at $1,922. Repurchase proceeds are $4,920.)

U.S. TREASURY BILLS 1.5%
1.877% due 08/28/2008 - 09/25/2008 (a)(c)(d)	22,150	22,024

Total Short-Term Instruments (Cost $365,798)		365,640

PURCHASED OPTIONS (h) 0.1%
(Cost $886)		1,170

Total Investments 191.4% (Cost $2,768,812)		$2,783,115

Written Options (i) (0.4%) (Premiums $5,387)		(5,390)

Other Assets and Liabilities (Net) (91.0%)		(1,323,392)

Net Assets 100.0%		$1,454,333

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $12,179 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(d)	Securities with an aggregate market value of $9,845 have been pledged as collateral for delayed-delivery securities on June 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $5,500 at a weighted average interest rate of 4.600%. On June 30, 2008, there were no open reverse repurchase agreements.
(f)	Cash of $10,900 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	74	$(265)
90-Day Euribor June Futures	Long	06/2009	98	(453)
90-Day Euribor September Futures	Short	09/2008	77	281
90-Day Euribor September Futures	Long	09/2009	74	(299)
90-Day Eurodollar December Futures	Long	12/2009	70	(57)
90-Day Eurodollar June Futures	Long	06/2009	324	184
90-Day Eurodollar March Futures	Long	03/2010	70	(64)
90-Day Eurodollar September Futures	Long	09/2009	246	360
Euro-Bobl September Futures	Short	09/2008	60	131
Euro-Bund 10-Year Bond September Futures	Short	09/2008	295	576
Euro-Bund 10-Year Bond September Futures Call Options Strike @ EUR 127.000	Long	09/2008	282	0
Euro-Schatz September Futures	Short	09/2008	146	149
Japan Government 10-Year Bond September Futures	Short	09/2008	4	(69)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	1,757	1,080
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	155	(517)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	90	(208)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	56	(135)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	158	(239)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	55	146

				$601

(g)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Ace INA Holdings, Inc. 5.800% due 03/15/2018	Buy	(0.500%	)	03/20/2018	BOA	$1,500	$36
American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.470%	)	06/20/2015	MSC	800	9
AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.620%	)	12/20/2012	BOA	4,400	46
Baxter International, Inc. 5.375% due 06/01/2018	Buy	(0.310%	)	06/20/2018	BOA	1,400	1
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	CITI	500	(7)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.720%		09/20/2012	JPM	700	(9)
Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Buy	(1.780%	)	12/20/2012	GSC	700	(20)
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.810%	)	12/20/2017	BNP	1,000	17
Bear Stearns Cos., Inc. 6.400% due 10/02/2017	Buy	(0.760%	)	12/20/2017	CSFB	1,600	33
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(2.180%	)	03/20/2018	BNP	2,000	(166)
Bear Stearns Cos., Inc. 7.250% due 02/01/2018	Buy	(0.870%	)	03/20/2018	DUB	1,000	13
Cadbury Schweppes US Finance LLC 5.125% due 10/01/2013	Buy	(0.460%	)	12/20/2013	BOA	1,300	24
Cardinal Health, Inc. 6.000% due 06/15/2017	Buy	(0.590%	)	06/20/2017	DUB	1,000	9
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	CSFB	300	(10)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	CSFB	1,400	(45)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	CSFB	200	(6)
Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.550%		09/20/2012	CSFB	100	(2)
Cigna Corp. 6.350% due 03/15/2018	Buy	(1.210%	)	03/20/2018	MSC	2,000	(81)
Constellation Energy Group, Inc. 4.550% due 06/15/2015	Buy	(0.960%	)	06/20/2015	JPM	200	5
Constellation Energy Group, Inc. 7.000% due 04/01/2012	Buy	(0.665%	)	06/20/2012	JPM	4,400	88
Exelon Corp. 4.900% due 06/15/2015	Buy	(0.960%	)	06/20/2015	CITI	1,000	13
Falconbridge Ltd. 7.350% due 06/05/2012	Buy	(0.910%	)	06/20/2012	BOA	1,000	17
Fannie Mae 5.250% due 08/01/2012	Sell	1.401%		03/20/2013	BNP	2,000	(10)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	1.400%		09/20/2008	GSC	2,500	(44)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	BCLY	200	(47)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.800%		09/20/2012	MSC	800	(190)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%		09/20/2012	JPM	300	(71)
Genworth Financial, Inc. 6.515% due 05/22/2018	Buy	(0.980%	)	06/20/2018	DUB	1,300	128
Genworth Financial, Inc. 6.515% due 05/22/2018	Buy	(0.960%	)	06/20/2018	BCLY	900	89
GMAC LLC 6.875% due 08/28/2012	Buy	(4.250%	)	09/20/2008	DUB	300	6
GMAC LLC 6.875% due 08/28/2012	Sell	1.400%		09/20/2008	BCLY	1,000	(26)
GMAC LLC 6.875% due 08/28/2012	Sell	1.425%		09/20/2008	LEH	1,500	(40)
GMAC LLC 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	GSC	700	(191)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Real Return Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
GMAC LLC 6.875% due 08/28/2012	Sell	6.850%		06/20/2012	MSC	$500	$(116)
GMAC LLC 6.875% due 08/28/2012	Buy	(5.000%	)	09/20/2012	CITI	900	246
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	BCLY	200	(63)
GMAC LLC 6.875% due 08/28/2012	Sell	3.050%		09/20/2012	GSC	1,000	(314)
GMAC LLC 6.875% due 08/28/2012	Sell	7.000%		09/20/2012	BOA	600	(140)
GMAC LLC 6.875% due 08/28/2012	Sell	7.300%		09/20/2012	MSC	5,100	(1,156)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.720%		09/20/2012	LEH	1,000	(23)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.740%		09/20/2012	CSFB	700	(16)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.770%		09/20/2012	BCLY	600	(13)
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.400%	)	12/20/2012	CITI	100	4
Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Buy	(0.390%	)	12/20/2012	BNP	100	4
HCP, Inc. 6.700% due 01/30/2018	Buy	(2.910%	)	03/20/2018	GSC	3,000	(146)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	DUB	3,000	(3)
International Lease Finance Corp. 6.625% due 11/15/2013	Buy	(1.600%	)	12/20/2013	DUB	900	50
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.660%		09/20/2012	RBS	600	(47)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.700%		09/20/2012	JPM	700	(54)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.900%		09/20/2012	BNP	500	(35)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.120%		09/20/2012	BNP	300	(19)
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	1.200%		09/20/2012	BNP	300	(18)
Liberty Mutual Group, Inc. 5.750% due 03/15/2014	Buy	(1.390%	)	03/20/2014	BOA	1,000	17
Marriott International, Inc. 6.375% due 06/15/2017	Buy	(1.730%	)	06/20/2017	BOA	5,000	296
Marsh & McLennan Cos., Inc. 5.750% due 09/15/2015	Buy	(0.600%	)	09/20/2015	DUB	2,000	26
Masco Corp. 5.875% due 07/15/2012	Buy	(0.870%	)	12/20/2012	BCLY	1,000	66
Masco Corp. 5.875% due 07/15/2012	Buy	(0.840%	)	12/20/2012	DUB	1,400	94
Masco Corp. 6.125% due 10/03/2016	Buy	(1.910%	)	12/20/2016	CITI	1,500	48
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.930%	)	12/20/2012	JPM	400	25
Merrill Lynch & Co., Inc. 5.000% due 01/15/2015	Buy	(0.920%	)	12/20/2012	UBS	900	56
Merrill Lynch & Co., Inc. 6.875% due 04/25/2018	Buy	(1.380%	)	06/20/2018	CITI	800	38
Nordstrom, Inc. 6.250% due 01/15/2018	Buy	(0.990%	)	03/20/2018	BOA	700	9
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.270%	)	09/20/2012	GSC	1,700	49
Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.260%	)	09/20/2012	GSC	3,400	99
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	BCLY	2,900	(2)
Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	BCLY	1,500	1
Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	LEH	1,400	1
Prologis 6.625% due 05/15/2018	Buy	(1.320%	)	06/20/2018	MSC	1,500	76
Rexam PLC 6.750% due 06/01/2013	Buy	(1.450%	)	06/20/2013	BCLY	1,200	3
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	DUB	1,400	(1)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	BCLY	1,500	(1)
Simon Property Group LP 5.750% due 12/01/2015	Buy	(1.010%	)	12/20/2015	RBS	800	11
Spectra Energy Capital LLC 5.668% due 08/15/2014	Buy	(0.830%	)	09/20/2014	BOA	1,500	5
Starwood Hotels & Resorts Worldwide, Inc. 6.750% due 05/15/2018	Buy	(1.490%	)	06/20/2018	BOA	1,000	73
Telecom Italia Capital S.A. 6.999% due 06/04/2018	Buy	(1.550%	)	06/20/2018	GSC	900	11
Travelers Cos., Inc. 5.800% due 05/15/2018	Buy	(0.590%	)	06/20/2018	GSC	1,500	22
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	BCLY	1,500	(7)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	DUB	1,400	(6)
UST, Inc. 6.625% due 07/15/2012	Buy	(0.340%	)	09/20/2012	BOA	2,500	5
Waste Management, Inc. 6.100% due 03/15/2018	Buy	(0.790%	)	03/20/2018	JPM	3,200	6
Yum! Brands, Inc. 6.250% due 03/15/2018	Buy	(1.245%	)	03/20/2018	BOA	2,000	(2)

							$(1,272)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit	Default Swaps on Credit Indices

Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	$2,800	$233
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BCLY	5,841	258
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BEAR	15,939	898
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	BOA	3,366	216
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	DUB	5,940	259
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	MLP	495	23
Dow Jones CDX N.A. HY9 Index	Sell	3.330%		12/20/2012	LEH	4,200	(301)
Dow Jones CDX N.A. HY9 Index	Sell	6.510%		12/20/2012	MLP	300	21
Dow Jones CDX N.A. HY9 Index	Sell	6.690%		12/20/2012	MLP	700	55
Dow Jones CDX N.A. IG8 Index	Buy	(0.350%	)	06/20/2012	BCLY	2,300	67
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	2,400	53
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	13,800	526
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	DUB	3,700	30

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

CreditDefault Swaps on Credit Indices (Cont.)
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	GSC	$4,800	$52
Dow Jones CDX N.A. IG9 Index	Sell	0.600%		12/20/2012	JPM	2,400	(69)
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BCLY	19,800	622
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	BOA	3,600	126
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	GSC	4,800	168
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	JPM	1,700	59
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	LEH	3,200	111
Dow Jones CDX N.A. IG9 Index	Buy	(0.800%	)	12/20/2017	MSC	12,800	337
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	34,300	147
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	19,100	73
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MLP	3,300	(7)
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2013	MSC	3,700	0
Dow Jones CDX N.A. IG10 Index	Buy	(1.500%	)	06/20/2018	GSC	900	14
Dow Jones CDX N.A. XO8 Index	Buy	(1.400%	)	06/20/2012	BOA	600	30
Home Equity Index A Rating 2007-1	Sell	0.640%		08/25/2037	LEH	500	(134)

							$3,867

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day Mexico Interbank TIIE Banxico	8.720%	09/05/2016	BCLY	MXN	17,000	$(97)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	CITI		30,200	(286)
Pay	28-Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	GSC		15,300	(134)
Pay	28-Day Mexico Interbank TIIE Banxico	8.330%	02/14/2017	BCLY		11,100	(92)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	104,100	(358)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	DUB		$6,200	(18)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	JPM		19,500	(89)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MLP		1,200	(3)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	MSC		107,600	(258)
Pay	3-Month USD-LIBOR	4.000%	12/17/2009	RBS		10,900	(49)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MLP		8,000	36
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		30,600	145
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		66,100	463
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		42,000	302
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		3,500	27
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		6,600	123
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BOA		13,300	(158)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,400	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		26,200	(162)
Receive	3-Month USD-LIBOR	5.000%	12/20/2021	DUB		5,400	(488)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		15,600	(267)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	LEH		5,600	(37)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		11,900	(92)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		2,400	13
Receive	3-Month USD-LIBOR	5.000%	12/20/2026	DUB		5,700	(604)
Pay	3-Month USD-LIBOR	5.000%	06/20/2027	BOA		5,000	209
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		5,000	(121)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		21,700	(394)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	JPM		6,600	(203)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		300	(6)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		10,200	(371)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		600	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		14,200	(270)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	2,500	(60)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		2,500	(46)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		3,700	(77)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		5,100	(261)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	BCLY		600	(35)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		600	(35)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.983%	03/15/2012	BNP		1,900	(109)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		7,800	(427)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		2,100	(101)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		700	(41)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		300	(17)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		3,800	(233)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.980%	04/30/2012	BCLY		900	(53)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.150%	01/19/2016	BNP		15,000	(726)

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Real Return Portfolio  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.350%	10/15/2016	UBS	EUR	2,700	$(32)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.353%	10/15/2016	JPM		2,500	(24)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	BCLY	AUD	13,700	(129)
Pay	6-Month Australian Bank Bill	7.000%	12/15/2009	MSC		14,400	(136)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	CITI		4,700	(109)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB		18,700	(432)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	JPM		3,100	(72)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	RBC		1,900	(43)
Pay	6-Month Australian Bank Bill	7.500%	06/15/2011	DUB		46,200	(119)
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	BCLY		1,700	75
Receive	6-Month Australian Bank Bill	6.750%	12/15/2017	MSC		1,800	81
Receive	6-Month Australian Bank Bill	7.000%	03/15/2019	UBS		8,900	177
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	DUB	EUR	13,200	(274)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		13,100	(271)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY		2,100	2
Receive	6-Month EUR-LIBOR	4.000%	06/15/2017	MSC		6,800	827
Receive	6-Month EUR-LIBOR	5.000%	03/19/2018	BCLY		3,400	141
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		500	2
Pay	6-Month EUR-LIBOR	4.500%	06/18/2034	MSC		6,900	9
Pay	6-Month EUR-LIBOR	5.000%	06/18/2034	JPM		1,712	26
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY	GBP	6,300	(84)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	MSC		34,800	(719)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB		4,900	(112)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		4,600	(110)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		6,700	(152)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	DUB		4,800	(482)
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	JPM		5,000	(440)
Receive	6-Month GBP-LIBOR	5.000%	09/17/2013	BCLY		200	11
Receive	6-Month GBP-LIBOR	5.000%	09/15/2015	GSC		4,300	275
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		5,700	134
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	CSFB		1,800	40
Receive	6-Month GBP-LIBOR	4.250%	06/12/2036	HSBC		2,500	390
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	2,900,000	30
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY		200,000	(21)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		770,000	(86)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		820,000	(93)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS	BRL	3,000	(52)
Pay	BRL-CDI-Compounded	10.115%	01/02/2012	MSC		12,500	(665)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		24,200	(1,485)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		14,400	(735)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	LEH		7,000	(213)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		17,000	(442)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MSC		8,500	(231)
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	2.275%	10/15/2016	UBS	EUR	2,700	(32)
Pay	U.S. CPI Urban Consumers NSA Index	2.980%	03/06/2018	MSC		$5,700	(40)
Pay	United Kingdom RPI Index	3.103%	11/14/2016	UBS	GBP	5,000	(638)
Pay	United Kingdom RPI Index	3.250%	12/14/2017	BCLY		1,400	(140)
Pay	United Kingdom RPI Index	3.183%	12/19/2017	RBS		3,400	(369)
Pay	United Kingdom RPI Index	3.110%	01/03/2018	GSC		3,200	(381)
Pay	United Kingdom RPI Index	3.440%	09/10/2027	RBS		1,100	(182)

							$(12,796)

(h)	Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	498	$17	$8
Call - CBOT U.S. Treasury 5-Year Note September Futures	126.000	08/22/2008	629	11	5
Call - CBOT U.S. Treasury 10-Year Note September Futures	135.000	08/22/2008	892	16	15
Call - CBOT U.S. Treasury 30-Year Bond September Futures	142.000	08/22/2008	915	17	15
Call - CBOT U.S. Treasury 30-Year Bond September Futures	143.000	08/22/2008	429	8	7
Put - CBOT U.S. Treasury 10-Year Note September Futures	91.000	08/22/2008	122	2	2
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	1,014	18	15

				$89	$67

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$1,800	$19	$9
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,100	12	5
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	900	10	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,300	46	20
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,100	22	15

							$109	$53

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar	$ 1.392	07/08/2010	EUR	5,200	$274	$854
Put - OTC Euro versus U.S. dollar	1.392	07/08/2010		5,200	274	189
Call - OTC U.S. dollar versus Japanese yen	JPY 111.000	12/01/2008		$3,000	54	4

					$602	$1,047

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	$97.000	07/24/2008	$20,000	$5	$3
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	73.000	07/25/2008	70,000	16	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	93.500	07/29/2008	58,000	13	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	78.000	07/25/2008	91,000	21	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	98.500	07/09/2008	100,000	8	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	91.500	07/09/2008	62,000	5	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	103.500	07/01/2008	150,000	12	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	111.500	07/09/2008	72,000	6	0

				$86	$3

(i)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$116.000	08/22/2008	427	$405	$252
Call - CBOT U.S. Treasury 10-Year Note September Futures	117.000	08/22/2008	54	53	20
Call - CBOT U.S. Treasury 30-Year Bond September Futures	117.000	08/22/2008	157	147	172
Call - CBOT U.S. Treasury 30-Year Bond September Futures	119.000	08/22/2008	106	129	56
Call - CBOT U.S. Treasury 30-Year Bond September Futures	120.000	08/22/2008	107	122	39
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	211	159	68
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/22/2008	110	120	58
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	54	58	45
Put - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/22/2008	51	27	6

				$1,220	$716

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$6,000	$160	$275
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	6,000	160	26
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	400	10	6
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	6
Call - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	2,500	121	269
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	2,500	91	1
Call - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	3,100	129	334
Put - OTC 30-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	3,100	131	2
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	12,300	309	563
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	12,300	298	53
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	6,000	193	286
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	171
Call - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.670%	08/07/2008	4,400	153	474
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.670%	08/07/2008	4,400	218	2
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	6,600	195	302
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	6,600	133	28
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	400	13	8
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	300	10	6

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Schedule of Investments  Real Return Portfolio  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	$8,800	$221	$403
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	8,800	213	38
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	1,400	45	27
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	700	21	16
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	5.365%	09/20/2010	17,000	488	811
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	17,000	602	483

							$4,117	$4,590

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Put - OTC U.S. dollar versus Japanese yen	JPY 100.000	12/01/2008	$3,000	$ 50	$ 84

Transactions	in written call and put options for the period ended June 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	406	$168,000	$4,745
Sales	2,997	6,090	3,100
Closing Buys	(395)	(34,190)	(886)
Expirations	(1,467)	0	(1,475)
Exercised	(264)	0	(97)

Balance at 06/30/2008	1,277	$139,900	$5,387

(j)	Restricted securities as of June 30, 2008:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Merna Reinsurance Ltd.	3.451%	07/07/2010	09/21/2007	$4,169	$3,930	0.27%

(k)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	07/01/2038	$1,800	$1,721	$1,726
Fannie Mae	5.500%	07/01/2038	106,100	104,807	104,591
Fannie Mae	6.000%	07/01/2023	3,700	3,765	3,793
Freddie Mac	4.500%	07/01/2023	1,200	1,152	1,160
Freddie Mac	5.000%	07/01/2023	21,000	20,691	20,741
Freddie Mac	5.500%	07/01/2038	6,800	6,716	6,699
Freddie Mac	6.000%	07/01/2038	3,500	3,528	3,536
Ginnie Mae	5.500%	07/01/2038	1,000	987	995
Ginnie Mae	6.000%	07/01/2038	200	201	203
Ginnie Mae	6.500%	07/01/2038	18,000	18,419	18,593
U.S. Treasury Bonds	4.375%	02/15/2038	34,800	32,822	34,617
U.S. Treasury Bonds	4.750%	02/15/2037	5,400	5,415	5,706
U.S. Treasury Bonds	5.000%	05/15/2037	28,200	29,217	30,627
U.S. Treasury Notes	2.125%	04/30/2010	32,000	31,500	31,927
U.S. Treasury Notes	2.500%	03/31/2013	8,400	7,968	8,174
U.S. Treasury Notes	3.125%	04/30/2013	9,900	9,647	9,893
U.S. Treasury Notes	3.500%	02/15/2018	35,100	33,661	34,329
U.S. Treasury Notes	3.625%	12/31/2012	2,760	2,813	2,808
U.S. Treasury Notes	3.625%	05/15/2013	300	304	306
U.S. Treasury Notes	3.875%	05/15/2018	20,800	20,150	20,796
U.S. Treasury Notes	4.000%	02/15/2015	1,500	1,537	1,568
U.S. Treasury Notes	4.125%	08/31/2012	11,000	11,254	11,575
U.S. Treasury Notes	4.250%	11/15/2017	6,260	6,314	6,443
U.S. Treasury Notes	4.750%	08/15/2017	9,500	9,915	10,274
U.S. Treasury Notes	4.875%	08/15/2016	19,800	20,951	21,652

				$385,455	$392,732

(3)	Market value includes $2,724 of interest payable on short sales.

18	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(l)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	608	07/2008	$0	$(4)	$(4)
Buy	BRL	29,053	07/2008	2,389	0	2,389
Sell		29,053	07/2008	0	(1,203)	(1,203)
Buy		37,400	12/2008	2,171	0	2,171
Sell		14,159	12/2008	0	(663)	(663)
Sell	CAD	592	08/2008	5	0	5
Sell	CHF	910	09/2008	0	(17)	(17)
Sell	EUR	10,790	07/2008	0	(174)	(174)
Sell	GBP	12,349	08/2008	0	(136)	(136)
Buy	JPY	1,216,945	07/2008	174	0	174
Sell		3,896,512	07/2008	0	(608)	(608)
Buy	KRW	1,142,623	08/2008	0	(113)	(113)
Sell		1,142,623	08/2008	4	(1)	3
Buy	MXN	170,612	07/2008	1,307	0	1,307
Sell		170,612	07/2008	0	(860)	(860)
Buy		18,425	11/2008	15	0	15
Buy	MYR	13	08/2008	0	0	0
Buy		2,383	11/2008	0	(12)	(12)
Buy		2,934	02/2009	0	(19)	(19)
Buy	PHP	17,900	08/2008	0	(46)	(46)
Buy	PLN	11,607	07/2008	1,202	0	1,202
Sell		11,607	07/2008	0	(166)	(166)
Buy		11,607	05/2009	159	0	159
Buy	RUB	20,751	07/2008	63	0	63
Sell		20,751	07/2008	0	(13)	(13)
Buy		165,658	11/2008	316	0	316
Sell		56,006	11/2008	0	(145)	(145)
Buy		20,751	05/2009	19	0	19
Buy	SGD	7,863	11/2008	56	0	56

				$7,880	$(4,180)	$3,700

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$0	$2,783,115	$0	$2,783,115
Other Financial Instruments ++	601	(397,839)	(4,060)	(401,298)

Total	$601	$2,385,276	$(4,060)	$2,381,817

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$12,217	$(573)	$34	$(222)	$(11,456)	$0
Other Financial Instruments ++	(342)	0	0	(3,615)	(103)	(4,060)

Total	$11,875	$(573)	$34	$(3,837)	$(11,559)	$(4,060)

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	19

Notes to Financial Statements

1.  ORGANIZATION

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders   Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts   The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

(o) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(r) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Semiannual Report	June 30, 2008	23

Notes to Financial Statements (Cont.)

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(s) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(t) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

24	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$11,957,721	$11,838,022	$314,049	$114,787

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,472	$31,916	836	$10,073
Administrative Class	35,441	458,867	29,595	357,076
Advisor Class	1,935	25,088	1,118	13,552
Issued as reinvestment of distributions
Institutional Class	70	898	195	2,359
Administrative Class	1,708	22,142	4,012	48,596
Advisor Class	36	461	34	413
Cost of shares redeemed
Institutional Class	(423)	(5,460)	(1,432)	(17,391)
Administrative Class	(18,431)	(237,987)	(34,142)	(411,698)
Advisor Class	(608)	(7,841)	(305)	(3,742)
Net increase (decrease) resulting from Portfolio share transactions	22,200	$288,084	(89)	$(762)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	97
Administrative Class	6	68
Advisor Class	3	90

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Semiannual Report	June 30, 2008	25

Notes to Financial Statements (Cont.)

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 34,751	$ (20,448)	$ 14,303

26	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	27

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

28	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

RealEstateRealReturn Strategy Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the RealEstateRealReturn Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described under “Portfolio Insights”, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO RealEstateRealReturn Strategy Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	49.1%
U.S. Government Agencies	26.2%
Short-Term Instruments	13.1%
Foreign Currency- Denominated Issues	6.4%
Corporate Bonds & Notes	5.2%

‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (09/30/05)
PIMCO RealEstateRealReturn Strategy Portfolio Administrative Class	0.11%	-4.55%	4.79%
Dow Jones Wilshire Real Estate Investment Trust Index±	-3.37%	-15.28%	3.78%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.99% for Administrative Class shares.

± Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. Effective July 1, 2007, the Portfolio began tracking its performance against a float-adjusted version of the Index as the full-market-cap version of the index ceased to be disseminated on June 30, 2007. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,001.14	$1,020.24
Expenses Paid During Period à	$4.63	$4.67

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

Portfolio Insights

»

The PIMCO RealEstateRealReturn Strategy Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»	Returns for Real Estate Investment Trusts (“REITs”) declined over the period, which detracted from total return performance, through derivative exposure to the Portfolio’s benchmark index.

»

The Portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, benefited performance as U.S. TIPS outperformed the assumed one-month LIBOR financing cost of gaining REIT index exposure.

»	Positioning for a steeper U.S. nominal yield curve benefited performance as the two-year U.S. Treasury yield declined more than the 30-year U.S. Treasury yield.

»	Exposure to emerging market currencies benefited performance as most emerging market currencies appreciated versus the U.S. dollar.

»	An underweight to total U.S. duration detracted from performance as both the ten-year U.S. Treasury nominal yield and ten-year U.S. TIPS real yield declined.

»	A U.K. nominal yield curve-steepening bias detracted from performance as the two-year U.K. Gilt yield rose more than the 30-year yield.

»	Holdings of U.S. mortgage-backed securities detracted from performance as mortgage-backed securities spreads widened during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  RealEstateRealReturn Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+		12/31/2007	12/31/2006	09/30/2005-12/31/2005

Administrative Class
Net asset value beginning of year or period	$8.74		$12.22	$10.21	$10.00
Net investment income (a)	0.16		0.48	0.44	0.19
Net realized/unrealized gain (loss) on investments	(0.15)		(1.89)	2.31	0.02
Total income (loss) from investment operations	0.01		(1.41)	2.75	0.21
Dividends from net investment income	0.00		(2.07)	(0.74)	0.00
Total distributions	0.00		(2.07)	(0.74)	0.00
Net asset value end of year or period	$8.75		$8.74	$12.22	$10.21
Total return	0.11%		(12.67)%	27.38%	2.10%
Net assets end of year or period (000s)	$5,097		$4,685	$4,434	$3,062
Ratio of expenses to average net assets	0.93	%*	0.99%	0.90%	0.89	%*(b)
Ratio of expenses to average net assets excluding interest expense	0.89	%*	0.89%	0.89%	0.89	%*(b)
Ratio of net investment income to average net assets	3.41	%*	4.30%	3.88%	7.78	%*
Portfolio turnover rate	582%		1,186%	1,213%	163%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.83%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  RealEstateRealReturn Strategy Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$10,901
Repurchase agreements, at value	383
Cash	1
Deposits with counterparty	369
Foreign currency, at value	29
Receivable for investments sold	3,088
Receivable for Portfolio shares sold	10
Interest and dividends receivable	23
Variation margin receivable	7
Swap premiums paid	25
Unrealized appreciation on foreign currency contracts	42
Unrealized appreciation on swap agreements	51
14,929

Liabilities:
Payable for investments purchased	$540
Payable for investments purchased on a delayed-delivery basis	5,582
Payable for short sales	2,842
Written options outstanding	17
Accrued investment advisory fee	2
Accrued administrative fee	1
Accrued servicing fee	1
Swap premiums received	63
Unrealized depreciation on foreign currency contracts	17
Unrealized depreciation on swap agreements	736
Other liabilities	31
9,832

Net Assets	$5,097

Net Assets Consist of:
Paid in capital	$5,141
Undistributed net investment income	75
Accumulated undistributed net realized gain	497
Net unrealized (depreciation)	(616)
$5,097

Net Assets:
Administrative Class	$5,097

Shares Issued and Outstanding:
Administrative Class	583

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$8.75

Cost of Investments Owned	$10,772
Cost of Repurchase Agreements Owned	$383
Cost of Foreign Currency Held	$28
Proceeds Received on Short Sales	$2,802
Premiums Received on Written Options	$22

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  RealEstateRealReturn Strategy Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$107
Total Income	107

Expenses:
Investment advisory fees	12
Administrative fees	6
Servicing fees – Administrative Class	4
Interest expense	1
Total Expenses	23

Net Investment Income	84

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	38
Net realized gain on futures contracts, written options and swaps	487
Net realized gain on foreign currency transactions	12
Net change in unrealized appreciation on investments	37
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(703)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2)
Net (Loss)	(131)

Net (Decrease) in Net Assets Resulting from Operations	$(47)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  RealEstateRealReturn Strategy Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$84	$204
Net realized gain (loss)	537	(1,164)
Net change in unrealized appreciation (depreciation)	(668)	301
Net (decrease) resulting from operations	(47)	(659)

Distributions to Shareholders:
From net investment income
Administrative Class	0	(911)

Total Distributions	0	(911)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	1,356	1,585
Issued as reinvestment of distributions
Administrative Class	0	911
Cost of shares redeemed
Administrative Class	(897)	(675)
Net increase resulting from Portfolio share transactions	459	1,821

Total Increase in Net Assets	412	251

Net Assets:
Beginning of period	4,685	4,434
End of period*	$5,097	$4,685

*Including undistributed (overdistributed) net investment income of:	$75	$(9)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments RealEstateRealReturn Strategy Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 11.5%

BANKING & FINANCE 7.7%

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	$100	$100

Citigroup Funding, Inc.
3.820% due 05/07/2010	100	99

General Electric Capital Corp.
6.375% due 11/15/2067	100	95

Hartford Financial Services Group, Inc.
6.000% due 01/15/2019	100	97

		391

INDUSTRIALS 1.9%

Philip Morris International, Inc.
5.650% due 05/16/2018	100	97

UTILITIES 1.9%

AT&T, Inc.
5.600% due 05/15/2018	100	98

Total Corporate Bonds & Notes (Cost $599)		586

U.S. GOVERNMENT AGENCIES 58.0%

Fannie Mae
5.000% due 04/01/2038	996	956
5.500% due 08/01/2037	94	93
6.000% due 09/01/2036 - 05/01/2038	656	663
6.500% due 07/01/2037	493	508

Freddie Mac
5.500% due 09/01/2037 - 11/01/2037	746	736

Total U.S. Government Agencies (Cost $2,984)		2,956

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 108.7%

Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028		$289	$275
1.875% due 07/15/2015		856	897
2.000% due 01/15/2014		352	374
2.000% due 01/15/2016		436	459
2.000% due 01/15/2026		490	485
2.375% due 01/15/2017		54	58
2.375% due 01/15/2025		975	1,022
2.375% due 01/15/2027		246	258
2.500% due 07/15/2016		856	936
2.625% due 07/15/2017		104	115
3.000% due 07/15/2012		602	662

Total U.S. Treasury Obligations (Cost $5,392)			5,541

FOREIGN CURRENCY-DENOMINATED ISSUES 14.1%

France Government Bond
2.500% due 07/25/2013	EUR	449	720

Total Foreign Currency-Denominated Issues (Cost $698)			720

SHORT-TERM INSTRUMENTS 29.0%

COMMERCIAL PAPER 21.5%

Federal Home Loan Bank
2.000% due 07/01/2008		$100	100

ING Funding LLC
2.500% due 08/01/2008		200	200

Rabobank USA Financial Corp.
2.650% due 09/29/2008		100	99

Royal Bank of Scotland Group PLC
2.600% due 07/14/2008		200	200

San Paolo U.S. Financial Co.
2.770% due 09/17/2008		100	99

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Societe General N.A.
2.600% due 07/14/2008	$200	$200

UBS Finance Delaware LLC
2.570% due 07/14/2008	200	200

		1,098

REPURCHASE AGREEMENTS 7.5%

Lehman Brothers, Inc.
1.250% due 07/01/2008	200	200
(Dated 06/30/2008. Collateralized by U.S. Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $211. Repurchase proceeds are $200.)

State Street Bank and Trust Co.
1.650% due 07/01/2008	183	183
(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $191. Repurchase proceeds are $183.)

		383

Total Short-Term Instruments (Cost $1,481)		1,481

PURCHASED OPTIONS (e) 0.0%
(Cost $1)		0

Total Investments 221.3% (Cost $11,155)		$11,284

Written Options (f) (0.3%) (Premiums $22)		(17)

Other Assets and Liabilities (Net) (121.0%)		(6,170)

Net Assets 100.0%		$5,097

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $289 at a weighted average interest rate of 4.350%. On June 30, 2008, there were no open reverse repurchase agreements.
(c)	Cash of $369 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1	$(3)
90-Day Euribor September Futures	Short	09/2008	1	4
90-Day Eurodollar December Futures	Long	12/2009	4	(9)
90-Day Eurodollar June Futures	Long	06/2009	17	(8)
90-Day Eurodollar March Futures	Long	03/2009	1	5
90-Day Eurodollar March Futures	Long	03/2010	2	(3)
90-Day Eurodollar September Futures	Long	09/2009	3	0
Euro-Bobl September Futures	Short	09/2008	4	3
Euro-Bobl September Futures Call Options Strike @ EUR 115.750	Long	09/2008	3	0
Euro-Bund 10-Year Bond September Futures	Short	09/2008	1	3
Euro-Bund 10-Year Bond September Futures Call Options Strike @ EUR 124.000	Long	09/2008	1	0
U.S. Treasury 5-Year Note September Futures	Long	09/2008	3	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	1	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1	(2)
United Kingdom Government 10-Year Bond September Futures	Short	09/2008	1	3

				$(18)

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  RealEstateRealReturn Strategy Portfolio  (Cont.)

(d)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
RH Donnelley Corp. 8.875% due 01/15/2016	Sell	3.400%	09/20/2012	CITI	$100	$(30)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Dow Jones CDX N.A. HY8 Index	Buy	(2.750%	)	06/20/2012	UBS	$99	$5
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	LEH	200	4
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MLP	100	4
Dow Jones CDX N.A. IG9 Index	Buy	(0.600%	)	12/20/2012	MSC	100	4

							$17

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS	AUD	100	$(1)
Receive	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		$6,100	27
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		100	0
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	RBS		600	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	CITI		100	1
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		900	4
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		100	1
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		300	(7)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.261%	07/14/2011	JPM	EUR	100	(2)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.976%	12/15/2011	GSC		600	(31)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.988%	12/15/2011	BNP		100	(5)
Pay	6-Month Australian Bank Bill	6.500%	01/15/2010	DUB	AUD	100	(2)
Pay	6-Month Australian Bank Bill	7.000%	06/15/2010	DUB		300	(5)
Pay	6-Month GBP-LIBOR	5.000%	12/19/2009	BCLY	GBP	100	(2)
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	UBS	JPY	30,000	1
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS	BRL	100	(6)
Pay	BRL-CDI-Compounded	10.680%	01/02/2012	BCLY		200	(9)

							$(36)

Total Return Swaps
Pay/Receive Total Return on Reference Entity	Reference Entity	Floating Rate (3)	Expiration Date	Counterparty	# of Shares/Units	Unrealized (Depreciation)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR	01/31/2009	CSFB	988	$(597)
Receive	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR	03/31/2009	MLP	104	(39)

						$(636)

(3)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(e)	Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$ 110.500	08/22/2008	1	$0	$0
Call - CBOT U.S. Treasury 30-Year Bond September Futures	142.000	08/22/2008	6	0	0
Put - CBOT U.S. Treasury 5-Year Note September Futures	97.000	08/22/2008	3	0	0

				$0	$0

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.500% due 09/01/2038	$106.000	09/04/2008	$700	$0	$0
Put - OTC Treasury Inflation Protected Securities 1.750% due 01/15/2028	76.500	07/09/2008	580	1	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	95.000	07/21/2008	850	0	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	98.500	07/21/2008	850	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	95.500	07/09/2008	340	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	92.000	07/09/2008	420	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	85.500	07/10/2008	400	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	96.500	07/10/2008	400	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	82.000	07/15/2008	400	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	89.500	07/14/2008	500	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	90.000	07/21/2008	400	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2027	88.000	07/14/2008	200	0	0
Put - OTC Treasury Inflation Protected Securities 2.625% due 07/15/2017	95.000	07/15/2008	100	0	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	101.500	07/09/2008	450	0	0

				$1	$0

(f)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	2	$2	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	113.000	08/22/2008	2	2	1

				$ 4	$ 2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$300	$8	$5
Call - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	100	3	5
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	100	2	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.250%	09/15/2008	100	3	5
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.250%	09/15/2008	100	2	0

							$18	$15

Transactions	in written call and put options for the period ended June 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	2	$400	$11
Sales	7	300	13
Closing Buys	(3)	0	(1)
Expirations	0	0	0
Exercised	(2)	0	(1)

Balance at 06/30/2008	4	$700	$22

(g)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (4)
Fannie Mae	5.000%	07/01/2038	$1,000	$959	$958
Fannie Mae	5.500%	07/01/2038	800	790	789
Fannie Mae	6.000%	07/01/2038	100	101	101
Freddie Mac	6.000%	07/01/2038	100	101	101
U.S. Treasury Bonds	4.375%	02/15/2038	500	467	497
U.S. Treasury Notes	2.125%	04/30/2010	100	98	100
U.S. Treasury Notes	3.500%	02/15/2018	200	189	196
U.S. Treasury Notes	3.875%	05/15/2018	100	97	100

				$2,802	$2,842

(4)	Market value includes $13 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  RealEstateRealReturn Strategy Portfolio  (Cont.)

(h)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	251	07/2008	$24	$0	$24
Sell		251	07/2008	0	(8)	(8)
Buy		122	12/2008	2	0	2
Sell		33	12/2008	0	(2)	(2)
Sell	CHF	5	09/2008	0	0	0
Buy	EUR	10	07/2008	0	0	0
Sell	GBP	45	08/2008	0	(1)	(1)
Buy	JPY	747	07/2008	0	0	0
Buy	KRW	8,268	08/2008	0	(1)	(1)
Sell		8,268	08/2008	0	0	0
Buy	MXN	786	07/2008	6	0	6
Sell		786	07/2008	0	(4)	(4)
Buy		51	11/2008	0	0	0
Buy	MYR	11	11/2008	0	0	0
Buy		16	02/2009	0	0	0
Buy	PHP	162	08/2008	0	0	0
Buy	PLN	69	07/2008	7	0	7
Sell		69	07/2008	0	(1)	(1)
Buy		69	05/2009	1	0	1
Buy	RUB	303	07/2008	1	0	1
Sell		303	07/2008	0	0	0
Buy		208	11/2008	1	0	1
Sell		25	11/2008	0	0	0
Buy		303	05/2009	0	0	0
Buy	SGD	40	11/2008	0	0	0

				$42	$(17)	$25

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$ 0	$11,284	$0	$11,284
Other Financial Instruments ++	(18)	(3,469)	(37)	(3,524)

Total	$ (18)	$7,815	$(37)	$7,760

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	(7)	0	0	(30)	0	(37)

Total	$(7)	$0	$0	$(30)	$0	$(37)

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	(Unaudited) June 30, 2008

1.  ORGANIZATION

The RealEstateRealReturn Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

Semiannual Report	June 30, 2008	13

Notes to Financial Statements (Cont.)

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the

Semiannual Report	June 30, 2008	15

Notes to Financial Statements (Cont.)

Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(p) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(q) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its administrative fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of such Portfolio’s advisory fee, service fees, distribution fees (with respect to Advisor Class only), administrative fees and other expenses borne by the Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2008, the recoverable amount to the Administrator was $20,827.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$58,485	$54,655	$2,832	$1,816

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	143	$1,356	140	$1,585
Issued as reinvestment of distributions
Administrative Class	0	0	91	911
Cost of shares redeemed
Administrative Class	(96)	(897)	(58)	(675)
Net increase resulting from Portfolio share transactions	47	$459	173	$1,821

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	2	100	*

*	Allianz Dresdner Asset Management, an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a

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(Unaudited) June 30, 2008

status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 180	$ (51)	$ 129

Semiannual Report	June 30, 2008	19

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

20	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	21

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Short-Term Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Government Agencies	44.7%
Corporate Bonds & Notes	31.4%
Short-Term Instruments	9.7%
Mortgage-Backed Securities	8.0%
Asset-Backed Securities	5.3%
Other	0.9%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (09/30/99)
PIMCO Short-Term Portfolio Administrative Class	0.95%	3.46%	2.80%	3.74%
Citigroup 3-Month Treasury Bill Index±	1.11%	3.32%	3.06%	3.29%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.60% for Administrative Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,009.53	$1,021.88
Expenses Paid During Period à	$3.00	$3.02

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio maintained duration above the benchmark for the period, which slightly helped returns as the yield on the ten-year U.S. Treasury note dropped over the period.

»	A curve-steepening bias added to returns as the yield curve steepened during the period.

»	Exposure to U.K. short-term rates during the first half of 2008 had a modestly positive impact on performance as rates fell.

»	Spread sector exposure, including corporate bonds and mortgage-backed securities, detracted from performance as spreads widened during the period.

»	Exposure to a basket of foreign currencies added to returns as these currencies appreciated versus the U.S. dollar over the six-month period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Administrative Class
Net asset value beginning of year or period	$10.01	$10.04	$10.05	$10.08	$10.10	$10.08
Net investment income (a)	0.19	0.47	0.44	0.28	0.12	0.13
Net realized/unrealized gain (loss) on investments	(0.10)	(0.03)	(0.02)	(0.03)	0.01	0.07
Total income from investment operations	0.09	0.44	0.42	0.25	0.13	0.20
Dividends from net investment income	(0.19)	(0.47)	(0.43)	(0.28)	(0.13)	(0.17)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.02)	(0.01)
Total distributions	(0.19)	(0.47)	(0.43)	(0.28)	(0.15)	(0.18)
Net asset value end of year or period	$9.91	$10.01	$10.04	$10.05	$10.08	$10.10
Total return	0.95%	4.49%	4.27%	2.52%	1.30%	2.05%
Net assets end of year or period (000s)	$13,674	$12,991	$9,211	$8,186	$8,274	$5,948
Ratio of expenses to average net assets	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding interest expense	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	3.92%*	4.73%	4.40%	2.77%	1.18%	1.33%
Portfolio turnover rate	51%	160%	111%	154%	251%	199%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Short-Term Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$22,161
Repurchase agreements, at value	490
Cash	1
Deposits with counterparty	301
Foreign currency, at value	120
Receivable for investments sold	5,470
Receivable for Portfolio shares sold	16
Interest and dividends receivable	97
Variation margin receivable	6
Swap premiums paid	28
Unrealized appreciation on foreign currency contracts	114
Unrealized appreciation on swap agreements	15
28,819

Liabilities:
Payable for investments purchased	$202
Payable for Portfolio shares redeemed	13
Payable for short sales	5,460
Written options outstanding	17
Accrued investment advisory fee	5
Accrued administrative fee	4
Accrued servicing fee	2
Variation margin payable	3
Swap premiums received	38
Unrealized depreciation on foreign currency contracts	50
Unrealized depreciation on swap agreements	95
5,889

Net Assets	$22,930

Net Assets Consist of:
Paid in capital	$23,359
Undistributed net investment income	62
Accumulated undistributed net realized (loss)	(82)
Net unrealized (depreciation)	(409)
$22,930

Net Assets:
Institutional Class	$9,256
Administrative Class	13,674

Shares Issued and Outstanding:
Institutional Class	934
Administrative Class	1,380

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.91
Administrative Class	9.91

Cost of Investments Owned	$22,556
Cost of Repurchase Agreements Owned	$490
Cost of Foreign Currency Held	$120
Proceeds Received on Short Sales	$5,461
Premiums Received on Written Options	$28

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Short-Term Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$534
Dividends	2
Total Income	536

Expenses:
Investment advisory fees	29
Administrative fees	24
Servicing fees – Administrative Class	10
Total Expenses	63

Net Investment Income	473

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	67
Net realized gain on futures contracts, written options and swaps	96
Net realized gain on foreign currency transactions	31
Net change in unrealized (depreciation) on investments	(402)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(56)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	19
Net (Loss)	(245)

Net Increase in Net Assets Resulting from Operations	$228

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Short-Term Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

(Decrease) in Net Assets from:

Operations:
Net investment income	$473	$1,122
Net realized gain (loss)	194	(84)
Net change in unrealized appreciation (depreciation)	(439)	35
Net increase resulting from operations	228	1,073

Distributions to Shareholders:
From net investment income
Institutional Class	(212)	(604)
Administrative Class	(261)	(509)

Total Distributions	(473)	(1,113)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	2,916	4,123
Administrative Class	4,181	9,915
Issued as reinvestment of distributions
Institutional Class	212	604
Administrative Class	261	509
Cost of shares redeemed
Institutional Class	(7,070)	(8,774)
Administrative Class	(3,619)	(6,626)
Net (decrease) resulting from Portfolio share transactions	(3,119)	(249)

Total (Decrease) in Net Assets	(3,364)	(289)

Net Assets:
Beginning of period	26,294	26,583
End of period*	$22,930	$26,294

*Including undistributed net investment income of:	$62	$62

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Short-Term Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 31.0%

BANKING & FINANCE 24.6%

Allstate Life Global Funding II
3.328% due 05/21/2010	$300	$298

American Express Bank FSB
2.541% due 06/22/2009	10	10

American Express Centurion Bank
2.557% due 07/13/2010	300	294

American Honda Finance Corp.
3.552% due 06/20/2011	300	300

American International Group, Inc.
2.952% due 01/29/2010	200	200

Bank of America N.A.
3.316% due 05/12/2010	300	299

Bear Stearns Cos., Inc.
2.728% due 02/23/2010	100	98
3.218% due 07/19/2010	200	196

Caterpillar Financial Services Corp.
3.559% due 06/24/2011	200	200

Citigroup Funding, Inc.
3.820% due 05/07/2010	200	198

Citigroup, Inc.
5.500% due 04/11/2013	100	98

General Electric Capital Corp.
2.776% due 05/10/2010	100	99
2.788% due 10/06/2010	100	99
3.558% due 05/22/2013	100	99

Goldman Sachs Group, Inc.
2.891% due 06/23/2009	200	198

HSBC Finance Corp.
2.906% due 09/15/2008	100	100

John Deere Capital Corp.
3.536% due 06/10/2011	300	300

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010	100	94

Merrill Lynch & Co., Inc.
4.966% due 05/12/2010	200	197
6.050% due 08/15/2012	100	98

Metropolitan Life Global Funding I
2.759% due 05/17/2010	100	99
3.026% due 03/15/2012	300	295

Morgan Stanley
2.844% due 02/09/2009	100	99

National Australia Bank Ltd.
2.731% due 09/11/2009	100	100

National Rural Utilities Cooperative Finance Corp.
3.566% due 07/01/2010	200	200

Pricoa Global Funding I
3.473% due 06/04/2010	200	200

Rabobank Nederland NV
2.733% due 01/15/2009	200	200
3.119% due 05/19/2010	100	100

SLM Corp.
3.080% due 07/26/2010	100	89

UBS AG
3.704% due 05/05/2010	200	199

Wachovia Bank N.A.
3.619% due 05/14/2010	300	299

Wells Fargo & Co.
2.481% due 03/22/2010	300	297

		5,652

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 5.7%

CSC Holdings, Inc.
7.250% due 07/15/2008	$100	$100

GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010	100	100

HJ Heinz Co.
6.428% due 12/01/2020	100	101

Home Depot, Inc.
2.901% due 12/16/2009	100	97

Honeywell International, Inc.
2.957% due 07/27/2009	100	100

New Albertson’s, Inc.
6.950% due 08/01/2009	100	101

Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009	100	100

Sungard Data Systems, Inc.
3.750% due 01/15/2009	100	99

Transocean, Inc.
2.873% due 09/05/2008	100	100

Walt Disney Co.
2.796% due 09/10/2009	100	100

Xerox Corp.
9.750% due 01/15/2009	100	103

XTO Energy, Inc.
4.625% due 06/15/2013	200	194

		1,295

UTILITIES 0.7%

Enel Finance International S.A.
5.700% due 01/15/2013	100	101

Midwest Generation LLC
8.300% due 07/02/2009	53	53

		154

Total Corporate Bonds & Notes (Cost $7,132)		7,101

U.S. GOVERNMENT AGENCIES 44.2%

Fannie Mae
2.542% due 12/25/2036	70	67
2.602% due 03/25/2034	26	25
2.632% due 08/25/2034	7	7
2.682% due 10/27/2037	100	96
2.832% due 05/25/2042	21	21
4.994% due 03/01/2044 - 07/01/2044	100	100
5.000% due 07/25/2020 - 03/01/2037	497	477
5.500% due 11/01/2016 - 01/01/2038	6,181	6,104
6.000% due 06/01/2017 - 10/01/2037	2,081	2,103
7.003% due 10/01/2031	11	11

Freddie Mac
2.522% due 12/25/2036	128	124
2.701% due 02/15/2019	337	330
2.821% due 06/15/2031	57	56
4.994% due 10/25/2044 - 02/25/2045	473	450
5.000% due 01/15/2018	42	43
5.194% due 07/25/2044	93	87
5.500% due 08/15/2030	2	2
9.500% due 12/01/2019	4	5

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
5.000% due 02/20/2032	$20	$20
6.000% due 03/15/2032	10	10

Total U.S. Government Agencies (Cost $10,227)		10,138

U.S. TREASURY OBLIGATIONS 0.9%

U.S. Treasury Notes
2.875% due 06/30/2010	200	201

Total U.S. Treasury Obligations (Cost $200)		201

MORTGAGE-BACKED SECURITIES 7.9%

Banc of America Mortgage Securities, Inc.
6.186% due 07/20/2032	2	2

Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	65	62
4.593% due 01/25/2034	12	11
4.750% due 10/25/2035	145	144

Bear Stearns Alt-A Trust
5.701% due 09/25/2035	53	44

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	6	6

Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035	46	44

Countrywide Alternative Loan Trust
2.632% due 05/20/2046	29	26
2.762% due 02/25/2037	143	105

Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 06/25/2035	53	47

CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032	12	11
5.050% due 06/25/2033	49	47
5.550% due 05/25/2032	2	2

First Republic Mortgage Loan Trust
2.771% due 08/15/2032	34	30

Greenpoint Mortgage Funding Trust
2.702% due 06/25/2045	71	58

GSR Mortgage Loan Trust
4.539% due 09/25/2035	69	67

Harborview Mortgage Loan Trust
2.702% due 05/19/2035	80	61

Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	43	40

Indymac Index Mortgage Loan Trust
2.582% due 01/25/2037	38	36

JPMorgan Mortgage Trust
5.020% due 02/25/2035	194	183

Mellon Residential Funding Corp.
2.911% due 12/15/2030	19	18

Merrill Lynch Floating Trust
2.541% due 06/15/2022	84	79

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	32	26

MLCC Mortgage Investors, Inc.
3.482% due 10/25/2035	28	26

Structured Asset Mortgage Investments, Inc.
2.702% due 05/25/2036	78	55
2.712% due 05/25/2045	97	77
2.732% due 07/19/2035	12	9
2.812% due 09/19/2032	10	9

Structured Asset Securities Corp.
2.532% due 05/25/2036	34	34

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Thornburg Mortgage Securities Trust
2.582% due 03/25/2037	$84	$78
2.592% due 11/25/2046	66	63
2.602% due 03/25/2046	100	99
2.612% due 06/25/2037	84	78

WaMu Mortgage Pass-Through Certificates
3.022% due 12/25/2027	31	29
4.528% due 02/25/2046	46	34
4.528% due 08/25/2046	64	49
4.728% due 11/25/2042	31	28
4.928% due 06/25/2042	7	6

Total Mortgage-Backed Securities (Cost $2,034)		1,823

ASSET-BACKED SECURITIES 5.2%

ACE Securities Corp.
2.532% due 12/25/2036	55	53

Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036	25	25

Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036	48	46
2.562% due 10/25/2036	54	52
2.572% due 04/25/2036	1	1
3.142% due 10/25/2032	4	3

Carrington Mortgage Loan Trust
2.582% due 06/25/2037	68	65

Chase Credit Card Master Trust
2.581% due 02/15/2011	100	100

Chase Issuance Trust
3.121% due 11/15/2011	100	100

Countrywide Asset-Backed Certificates
2.532% due 05/25/2037	105	102
2.642% due 02/25/2036	25	23
2.962% due 12/25/2031	3	2
3.222% due 05/25/2032	1	1

CS First Boston Mortgage Securities Corp.
3.132% due 08/25/2032	3	2

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 12/25/2036	39	38

Fremont Home Loan Trust
2.542% due 01/25/2037	61	58

GSAMP Trust
2.602% due 12/25/2035	4	4

Irwin Home Equity Corp.
3.022% due 07/25/2032	3	2

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Acquisition Corp.
2.532% due 10/25/2036	$55	$54

Lehman XS Trust
2.552% due 05/25/2046	20	19

Long Beach Mortgage Loan Trust
2.522% due 11/25/2036	43	42
2.662% due 08/25/2035	12	12

MASTR Asset-Backed Securities Trust
2.532% due 11/25/2036	54	52
2.562% due 01/25/2036	2	2

Merrill Lynch Mortgage Investors, Inc.
2.512% due 06/25/2037	23	23
2.552% due 02/25/2037	2	2

Nelnet Student Loan Trust
3.010% due 07/25/2016	9	9

New Century Home Equity Loan Trust
2.742% due 06/25/2035	21	17

Option One Mortgage Loan Trust
2.522% due 02/25/2037	35	35

Renaissance Home Equity Loan Trust
2.842% due 11/25/2034	18	16
2.922% due 08/25/2033	12	11
2.982% due 12/25/2033	63	52

SLC Student Loan Trust
2.674% due 02/15/2015	65	65

Specialty Underwriting & Residential Finance
2.528% due 11/25/2037	39	38

Structured Asset Investment Loan Trust
2.532% due 07/25/2036	34	33

Structured Asset Securities Corp.
2.772% due 01/25/2033	4	4

Wells Fargo Home Equity Trust
2.722% due 10/25/2035	27	26

Total Asset-Backed Securities (Cost $1,236)		1,189

SHORT-TERM INSTRUMENTS 9.5%

CERTIFICATES OF DEPOSIT 3.9%

Bank of Ireland
2.753% due 01/15/2010	100	98

Barclays Bank PLC
5.470% due 08/10/2009	200	199

Calyon Financial, Inc.
2.689% due 01/16/2009	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fortis Bank NY
2.646% due 09/30/2008	$100	$100

Nordea Bank Finland PLC
3.082% due 12/01/2008	100	100

Skandinaviska Enskilda Banken AB
2.658% due 08/21/2008	100	100

Unicredito Italiano NY
3.071% due 05/15/2009	200	200

		897

COMMERCIAL PAPER 3.5%

ING Funding LLC
2.480% due 08/08/2008	700	698

UBS Finance Delaware LLC
2.625% due 09/02/2008	100	100

		798

REPURCHASE AGREEMENTS 2.1%

Deutsche Bank AG
1.500% due 07/01/2008	300	300
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $307. Repurchase proceeds are $300.)

State Street Bank and Trust Co.
1.650% due 07/01/2008	190	190
(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $196. Repurchase proceeds are $190.)

		490

Total Short-Term Instruments (Cost $2,188)		2,185

PURCHASED OPTIONS (c) 0.1%
(Cost $29)		14

Total Investments 98.8% (Cost $23,046)		$22,651

Written Options (d) (0.1%) (Premiums $28)		(17)

Other Assets and Liabilities (Net) 1.3%		296

Net Assets 100.0%		$22,930

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Cash of $300 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	1	$0
90-Day Eurodollar December Futures	Long	12/2009	24	23
90-Day Eurodollar June Futures	Long	06/2009	24	26
90-Day Eurodollar March Futures	Long	03/2009	1	1
90-Day Eurodollar September Futures	Long	09/2009	40	39
Euro-Schatz September Futures	Short	09/2008	9	8
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	36	(114)

				$(17)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(b)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.850%	09/20/2012	JPM	$200	$(10)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	$500	$5
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	200	1

						$6

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	1,100	$(10)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		$500	4
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		400	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		200	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		700	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		2,800	(31)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	200	(2)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH	EUR	300	(8)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		600	(16)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS	GBP	600	(8)

							$(76)

(c)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$100	$1	$0
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	700	6	2
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	600	6	2
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	500	5	3
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,000	11	7

							$29	$14

(d)	Written options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$100	$3	$2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	200	5	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	200	6	3
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	200	5	3
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	300	9	7

							$28	$17

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Short-Term Portfolio  (Cont.)

Transactions	in written call and put options for the period ended June 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	0	$1,000	$12
Sales	69	1,000	73
Closing Buys	0	(1,000)	(12)
Expirations	(69)	0	(45)
Exercised	0	0	0

Balance at 06/30/2008	0	$1,000	$28

(e)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	07/01/2038	$5,000	$4,939	$4,929
U.S. Treasury Notes	4.250%	11/15/2014	300	310	316
U.S. Treasury Notes	5.000%	02/15/2011	200	212	215

				$5,461	$5,460

(3)	Market value includes $6 of interest payable on short sales.

(f)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	173	07/2008	$12	$0	$12
Sell		173	07/2008	0	(8)	(8)
Buy		176	12/2008	10	0	10
Sell		42	12/2008	0	(1)	(1)
Buy	CLP	10,533	07/2008	0	(1)	(1)
Sell		10,533	07/2008	3	0	3
Buy		10,534	05/2009	0	(2)	(2)
Sell	GBP	447	08/2008	0	(5)	(5)
Buy	JPY	3,080	07/2008	1	0	1
Buy	KRW	147,092	08/2008	0	(18)	(18)
Sell		147,092	08/2008	0	0	0
Buy	MXN	1,760	07/2008	13	0	13
Sell		1,760	07/2008	0	(2)	(2)
Buy		1,760	11/2008	1	0	1
Buy	NOK	347	09/2008	1	0	1
Buy	PLN	443	07/2008	40	0	40
Sell		443	07/2008	0	(6)	(6)
Buy		443	05/2009	6	0	6
Sell		424	05/2009	0	(4)	(4)
Buy	RUB	2,021	07/2008	6	0	6
Sell		2,021	07/2008	0	(1)	(1)
Buy		7,775	11/2008	18	0	18
Sell		4,998	11/2008	0	(2)	(2)
Buy		2,021	05/2009	2	0	2
Buy	SGD	210	11/2008	1	0	1
Buy	ZAR	213	12/2008	0	0	0

				$114	$(50)	$64

(g)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$22,651	$0	$22,651
Other Financial Instruments ++	(17)	(5,488)	1	(5,504)

Total	$(17)	$17,163	$1	$17,147

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$162	$(36)	$0	$(2)	$(124)	$0
Other Financial Instruments ++	0	0	0	1	0	1

Total	$162	$(36)	$0	$(1)	$(124)	$1

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Notes to Financial Statements

1.  ORGANIZATION

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for

Semiannual Report	June 30, 2008	15

Notes to Financial Statements (Cont.)

purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(l) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(m) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(n) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(o) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,618	$8,332	$4,660	$1,753

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	290	$2,916	412	$4,123
Administrative Class	420	4,181	990	9,915
Issued as reinvestment of distributions
Institutional Class	21	212	61	604
Administrative Class	26	261	50	509
Cost of shares redeemed
Institutional Class	(706)	(7,070)	(874)	(8,774)
Administrative Class	(363)	(3,619)	(661)	(6,626)
Net (decrease) resulting from Portfolio share transactions	(312)	$(3,119)	(22)	$(249)

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	89
Administrative Class	4	81

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 19	$ (414)	$ (395)

Semiannual Report	June 30, 2008	19

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

20	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	21

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Short-Term Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Government Agencies	44.7%
Corporate Bonds & Notes	31.4%
Short-Term Instruments	9.7%
Mortgage-Backed Securities	8.0%
Asset-Backed Securities	5.3%
Other	0.9%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
		6 Months*	1 Year	5 Years	Class Inception (04/28/00)**
	PIMCO Short-Term Portfolio Institutional Class	1.03%	3.61%	2.95%	3.76%
\	Citigroup 3-Month Treasury Bill Index±	1.11%	3.32%	3.06%	3.15%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.45% for Institutional Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,010.27	$1,022.63
Expenses Paid During Periodà	$2.25	$2.26

à Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio maintained duration above the benchmark for the period, which slightly helped returns as the yield on the ten-year U.S. Treasury note dropped over the period.

»	A curve-steepening bias added to returns as the yield curve steepened during the period.

»	Exposure to U.K. short-term rates during the first half of 2008 had a modestly positive impact on performance as rates fell.

»	Spread sector exposure, including corporate bonds and mortgage-backed securities, detracted from performance as spreads widened during the period.

»	Exposure to a basket of foreign currencies added to returns as these currencies appreciated versus the U.S. dollar over the six-month period.

4	PIMCO Variable Insurance Trust

Financial Highlights Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	6/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Institutional Class
Net asset value beginning of year or period	$10.01	$10.04	$10.05	$10.08	$10.10	$10.08
Net investment income (a)	0.20	0.49	0.45	0.30	0.14	0.14
Net realized/unrealized gain (loss) on investments	(0.10)	(0.03)	(0.01)	(0.03)	0.00	0.08
Total income from investment operations	0.10	0.46	0.44	0.27	0.14	0.22
Dividends from net investment income	(0.20)	(0.49)	(0.45)	(0.30)	(0.14)	(0.19)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.02)	(0.01)
Total distributions	(0.20)	(0.49)	(0.45)	(0.30)	(0.16)	(0.20)
Net asset value end of year or period	$9.91	$10.01	$10.04	$10.05	$10.08	$10.10
Total return	1.03%	4.65%	4.43%	2.67%	1.45%	2.20%
Net assets end of year or period (000s)	$9,256	$13,303	$17,372	$32,419	$25,320	$14,932
Ratio of expenses to average net assets	0.45%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets excluding interest expense	0.45%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	4.10%*	4.87%	4.44%	2.95%	1.34%	1.36%
Portfolio turnover rate	51%	160%	111%	154%	251%	199%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Short-Term Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$22,161
Repurchase agreements, at value	490
Cash	1
Deposits with counterparty	301
Foreign currency, at value	120
Receivable for investments sold	5,470
Receivable for Portfolio shares sold	16
Interest and dividends receivable	97
Variation margin receivable	6
Swap premiums paid	28
Unrealized appreciation on foreign currency contracts	114
Unrealized appreciation on swap agreements	15
28,819

Liabilities:
Payable for investments purchased	$202
Payable for Portfolio shares redeemed	13
Payable for short sales	5,460
Written options outstanding	17
Accrued investment advisory fee	5
Accrued administrative fee	4
Accrued servicing fee	2
Variation margin payable	3
Swap premiums received	38
Unrealized depreciation on foreign currency contracts	50
Unrealized depreciation on swap agreements	95
5,889

Net Assets	$22,930

Net Assets Consist of:
Paid in capital	$23,359
Undistributed net investment income	62
Accumulated undistributed net realized (loss)	(82)
Net unrealized (depreciation)	(409)
$22,930

Net Assets:
Institutional Class	$9,256
Administrative Class	13,674

Shares Issued and Outstanding:
Institutional Class	934
Administrative Class	1,380

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.91
Administrative Class	9.91

Cost of Investments Owned	$22,556
Cost of Repurchase Agreements Owned	$490
Cost of Foreign Currency Held	$120
Proceeds Received on Short Sales	$5,461
Premiums Received on Written Options	$28

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Short-Term Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$534
Dividends	2
Total Income	536

Expenses:
Investment advisory fees	29
Administrative fees	24
Servicing fees – Administrative Class	10
Total Expenses	63

Net Investment Income	473

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	67
Net realized gain on futures contracts, written options and swaps	96
Net realized gain on foreign currency transactions	31
Net change in unrealized (depreciation) on investments	(402)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(56)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	19
Net (Loss)	(245)

Net Increase in Net Assets Resulting from Operations	$228

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Short-Term Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

(Decrease) in Net Assets from:

Operations:
Net investment income	$473	$1,122
Net realized gain (loss)	194	(84)
Net change in unrealized appreciation (depreciation)	(439)	35
Net increase resulting from operations	228	1,073

Distributions to Shareholders:
From net investment income
Institutional Class	(212)	(604)
Administrative Class	(261)	(509)

Total Distributions	(473)	(1,113)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	2,916	4,123
Administrative Class	4,181	9,915
Issued as reinvestment of distributions
Institutional Class	212	604
Administrative Class	261	509
Cost of shares redeemed
Institutional Class	(7,070)	(8,774)
Administrative Class	(3,619)	(6,626)
Net (decrease) resulting from Portfolio share transactions	(3,119)	(249)

Total (Decrease) in Net Assets	(3,364)	(289)

Net Assets:
Beginning of period	26,294	26,583
End of period*	$22,930	$26,294

*Including undistributed net investment income of:	$62	$62

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Short-Term Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 31.0%

BANKING & FINANCE 24.6%

Allstate Life Global Funding II
3.328% due 05/21/2010	$300	$298

American Express Bank FSB
2.541% due 06/22/2009	10	10

American Express Centurion Bank
2.557% due 07/13/2010	300	294

American Honda Finance Corp.
3.552% due 06/20/2011	300	300

American International Group, Inc.
2.952% due 01/29/2010	200	200

Bank of America N.A.
3.316% due 05/12/2010	300	299

Bear Stearns Cos., Inc.
2.728% due 02/23/2010	100	98
3.218% due 07/19/2010	200	196

Caterpillar Financial Services Corp.
3.559% due 06/24/2011	200	200

Citigroup Funding, Inc.
3.820% due 05/07/2010	200	198

Citigroup, Inc.
5.500% due 04/11/2013	100	98

General Electric Capital Corp.
2.776% due 05/10/2010	100	99
2.788% due 10/06/2010	100	99
3.558% due 05/22/2013	100	99

Goldman Sachs Group, Inc.
2.891% due 06/23/2009	200	198

HSBC Finance Corp.
2.906% due 09/15/2008	100	100

John Deere Capital Corp.
3.536% due 06/10/2011	300	300

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010	100	94

Merrill Lynch & Co., Inc.
4.966% due 05/12/2010	200	197
6.050% due 08/15/2012	100	98

Metropolitan Life Global Funding I
2.759% due 05/17/2010	100	99
3.026% due 03/15/2012	300	295

Morgan Stanley
2.844% due 02/09/2009	100	99

National Australia Bank Ltd.
2.731% due 09/11/2009	100	100

National Rural Utilities Cooperative Finance Corp.
3.566% due 07/01/2010	200	200

Pricoa Global Funding I
3.473% due 06/04/2010	200	200

Rabobank Nederland NV
2.733% due 01/15/2009	200	200
3.119% due 05/19/2010	100	100

SLM Corp.
3.080% due 07/26/2010	100	89

UBS AG
3.704% due 05/05/2010	200	199

Wachovia Bank N.A.
3.619% due 05/14/2010	300	299

Wells Fargo & Co.
2.481% due 03/22/2010	300	297

		5,652

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 5.7%

CSC Holdings, Inc.
7.250% due 07/15/2008	$100	$100

GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010	100	100

HJ Heinz Co.
6.428% due 12/01/2020	100	101

Home Depot, Inc.
2.901% due 12/16/2009	100	97

Honeywell International, Inc.
2.957% due 07/27/2009	100	100

New Albertson’s, Inc.
6.950% due 08/01/2009	100	101

Siemens Financieringsmaatschappij NV
2.728% due 08/14/2009	100	100

Sungard Data Systems, Inc.
3.750% due 01/15/2009	100	99

Transocean, Inc.
2.873% due 09/05/2008	100	100

Walt Disney Co.
2.796% due 09/10/2009	100	100

Xerox Corp.
9.750% due 01/15/2009	100	103

XTO Energy, Inc.
4.625% due 06/15/2013	200	194

		1,295

UTILITIES 0.7%

Enel Finance International S.A.
5.700% due 01/15/2013	100	101

Midwest Generation LLC
8.300% due 07/02/2009	53	53

		154

Total Corporate Bonds & Notes (Cost $7,132)		7,101

U.S. GOVERNMENT AGENCIES 44.2%

Fannie Mae
2.542% due 12/25/2036	70	67
2.602% due 03/25/2034	26	25
2.632% due 08/25/2034	7	7
2.682% due 10/27/2037	100	96
2.832% due 05/25/2042	21	21
4.994% due 03/01/2044 - 07/01/2044	100	100
5.000% due 07/25/2020 - 03/01/2037	497	477
5.500% due 11/01/2016 - 01/01/2038	6,181	6,104
6.000% due 06/01/2017 - 10/01/2037	2,081	2,103
7.003% due 10/01/2031	11	11

Freddie Mac
2.522% due 12/25/2036	128	124
2.701% due 02/15/2019	337	330
2.821% due 06/15/2031	57	56
4.994% due 10/25/2044 - 02/25/2045	473	450
5.000% due 01/15/2018	42	43
5.194% due 07/25/2044	93	87
5.500% due 08/15/2030	2	2
9.500% due 12/01/2019	4	5

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ginnie Mae
5.000% due 02/20/2032	$20	$20
6.000% due 03/15/2032	10	10

Total U.S. Government Agencies (Cost $10,227)		10,138

U.S. TREASURY OBLIGATIONS 0.9%

U.S. Treasury Notes
2.875% due 06/30/2010	200	201

Total U.S. Treasury Obligations (Cost $200)		201

MORTGAGE-BACKED SECURITIES 7.9%

Banc of America Mortgage Securities, Inc.
6.186% due 07/20/2032	2	2

Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	65	62
4.593% due 01/25/2034	12	11
4.750% due 10/25/2035	145	144

Bear Stearns Alt-A Trust
5.701% due 09/25/2035	53	44

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	6	6

Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035	46	44

Countrywide Alternative Loan Trust
2.632% due 05/20/2046	29	26
2.762% due 02/25/2037	143	105

Countrywide Home Loan Mortgage Pass-Through Trust
2.822% due 06/25/2035	53	47

CS First Boston Mortgage Securities Corp.
3.326% due 03/25/2032	12	11
5.050% due 06/25/2033	49	47
5.550% due 05/25/2032	2	2

First Republic Mortgage Loan Trust
2.771% due 08/15/2032	34	30

Greenpoint Mortgage Funding Trust
2.702% due 06/25/2045	71	58

GSR Mortgage Loan Trust
4.539% due 09/25/2035	69	67

Harborview Mortgage Loan Trust
2.702% due 05/19/2035	80	61

Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	43	40

Indymac Index Mortgage Loan Trust
2.582% due 01/25/2037	38	36

JPMorgan Mortgage Trust
5.020% due 02/25/2035	194	183

Mellon Residential Funding Corp.
2.911% due 12/15/2030	19	18

Merrill Lynch Floating Trust
2.541% due 06/15/2022	84	79

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	32	26

MLCC Mortgage Investors, Inc.
3.482% due 10/25/2035	28	26

Structured Asset Mortgage Investments, Inc.
2.702% due 05/25/2036	78	55
2.712% due 05/25/2045	97	77
2.732% due 07/19/2035	12	9
2.812% due 09/19/2032	10	9

Structured Asset Securities Corp.
2.532% due 05/25/2036	34	34

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Short-Term Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Thornburg Mortgage Securities Trust
2.582% due 03/25/2037	$84	$78
2.592% due 11/25/2046	66	63
2.602% due 03/25/2046	100	99
2.612% due 06/25/2037	84	78

WaMu Mortgage Pass-Through Certificates
3.022% due 12/25/2027	31	29
4.528% due 02/25/2046	46	34
4.528% due 08/25/2046	64	49
4.728% due 11/25/2042	31	28
4.928% due 06/25/2042	7	6

Total Mortgage-Backed Securities (Cost $2,034)		1,823

ASSET-BACKED SECURITIES 5.2%

ACE Securities Corp.
2.532% due 12/25/2036	55	53

Asset-Backed Securities Corp. Home Equity
2.532% due 11/25/2036	25	25

Bear Stearns Asset-Backed Securities Trust
2.532% due 11/25/2036	48	46
2.562% due 10/25/2036	54	52
2.572% due 04/25/2036	1	1
3.142% due 10/25/2032	4	3

Carrington Mortgage Loan Trust
2.582% due 06/25/2037	68	65

Chase Credit Card Master Trust
2.581% due 02/15/2011	100	100

Chase Issuance Trust
3.121% due 11/15/2011	100	100

Countrywide Asset-Backed Certificates
2.532% due 05/25/2037	105	102
2.642% due 02/25/2036	25	23
2.962% due 12/25/2031	3	2
3.222% due 05/25/2032	1	1

CS First Boston Mortgage Securities Corp.
3.132% due 08/25/2032	3	2

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 12/25/2036	39	38

Fremont Home Loan Trust
2.542% due 01/25/2037	61	58

GSAMP Trust
2.602% due 12/25/2035	4	4

Irwin Home Equity Corp.
3.022% due 07/25/2032	3	2

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

JPMorgan Mortgage Acquisition Corp.
2.532% due 10/25/2036	$55	$54

Lehman XS Trust
2.552% due 05/25/2046	20	19

Long Beach Mortgage Loan Trust
2.522% due 11/25/2036	43	42
2.662% due 08/25/2035	12	12

MASTR Asset-Backed Securities Trust
2.532% due 11/25/2036	54	52
2.562% due 01/25/2036	2	2

Merrill Lynch Mortgage Investors, Inc.
2.512% due 06/25/2037	23	23
2.552% due 02/25/2037	2	2

Nelnet Student Loan Trust
3.010% due 07/25/2016	9	9

New Century Home Equity Loan Trust
2.742% due 06/25/2035	21	17

Option One Mortgage Loan Trust
2.522% due 02/25/2037	35	35

Renaissance Home Equity Loan Trust
2.842% due 11/25/2034	18	16
2.922% due 08/25/2033	12	11
2.982% due 12/25/2033	63	52

SLC Student Loan Trust
2.674% due 02/15/2015	65	65

Specialty Underwriting & Residential Finance
2.528% due 11/25/2037	39	38

Structured Asset Investment Loan Trust
2.532% due 07/25/2036	34	33

Structured Asset Securities Corp.
2.772% due 01/25/2033	4	4

Wells Fargo Home Equity Trust
2.722% due 10/25/2035	27	26

Total Asset-Backed Securities (Cost $1,236)		1,189

SHORT-TERM INSTRUMENTS 9.5%

CERTIFICATES OF DEPOSIT 3.9%

Bank of Ireland
2.753% due 01/15/2010	100	98

Barclays Bank PLC
5.470% due 08/10/2009	200	199

Calyon Financial, Inc.
2.689% due 01/16/2009	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Fortis Bank NY
2.646% due 09/30/2008	$100	$100

Nordea Bank Finland PLC
3.082% due 12/01/2008	100	100

Skandinaviska Enskilda Banken AB
2.658% due 08/21/2008	100	100

Unicredito Italiano NY
3.071% due 05/15/2009	200	200

		897

COMMERCIAL PAPER 3.5%

ING Funding LLC
2.480% due 08/08/2008	700	698

UBS Finance Delaware LLC
2.625% due 09/02/2008	100	100

		798

REPURCHASE AGREEMENTS 2.1%

Deutsche Bank AG
1.500% due 07/01/2008	300	300
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $307. Repurchase proceeds are $300.)

State Street Bank and Trust Co.
1.650% due 07/01/2008	190	190
(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $196. Repurchase proceeds are $190.)

		490

Total Short-Term Instruments (Cost $2,188)		2,185

PURCHASED OPTIONS (c) 0.1%
(Cost $29)		14

Total Investments 98.8% (Cost $23,046)		$22,651

Written Options (d) (0.1%) (Premiums $28)		(17)

Other Assets and Liabilities (Net) 1.3%		296

Net Assets 100.0%		$22,930

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Cash of $300 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	1	$0
90-Day Eurodollar December Futures	Long	12/2009	24	23
90-Day Eurodollar June Futures	Long	06/2009	24	26
90-Day Eurodollar March Futures	Long	03/2009	1	1
90-Day Eurodollar September Futures	Long	09/2009	40	39
Euro-Schatz September Futures	Short	09/2008	9	8
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	36	(114)

				$(17)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(b)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Morgan Stanley 6.600% due 04/01/2012	Sell	0.850%	09/20/2012	JPM	$200	$(10)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation
Dow Jones CDX N.A. IG9 Index	Sell	0.600%	12/20/2012	JPM	$500	$5
Dow Jones CDX N.A. IG9 Index	Sell	0.708%	12/20/2012	DUB	200	1

						$6

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	1,100	$(10)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	CITI		$500	4
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		400	(7)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	DUB		200	(3)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		700	5
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		2,800	(31)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	200	(2)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	LEH	EUR	300	(8)
Pay	6-Month EUR-LIBOR	4.500%	03/19/2010	MSC		600	(16)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS	GBP	600	(8)

							$(76)

(c)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$100	$1	$0
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	700	6	2
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	600	6	2
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	500	5	3
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,000	11	7

							$29	$14

(d)	Written options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$100	$3	$2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	200	5	2
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	200	6	3
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	200	5	3
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	300	9	7

							$28	$17

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Short-Term Portfolio  (Cont.)

Transactions	in written call and put options for the period ended June 30, 2008:

	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	0	$1,000	$12
Sales	69	1,000	73
Closing Buys	0	(1,000)	(12)
Expirations	(69)	0	(45)
Exercised	0	0	0

Balance at 06/30/2008	0	$1,000	$28

(e)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.500%	07/01/2038	$5,000	$4,939	$4,929
U.S. Treasury Notes	4.250%	11/15/2014	300	310	316
U.S. Treasury Notes	5.000%	02/15/2011	200	212	215

				$5,461	$5,460

(3)	Market value includes $6 of interest payable on short sales.

(f)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	173	07/2008	$12	$0	$12
Sell		173	07/2008	0	(8)	(8)
Buy		176	12/2008	10	0	10
Sell		42	12/2008	0	(1)	(1)
Buy	CLP	10,533	07/2008	0	(1)	(1)
Sell		10,533	07/2008	3	0	3
Buy		10,534	05/2009	0	(2)	(2)
Sell	GBP	447	08/2008	0	(5)	(5)
Buy	JPY	3,080	07/2008	1	0	1
Buy	KRW	147,092	08/2008	0	(18)	(18)
Sell		147,092	08/2008	0	0	0
Buy	MXN	1,760	07/2008	13	0	13
Sell		1,760	07/2008	0	(2)	(2)
Buy		1,760	11/2008	1	0	1
Buy	NOK	347	09/2008	1	0	1
Buy	PLN	443	07/2008	40	0	40
Sell		443	07/2008	0	(6)	(6)
Buy		443	05/2009	6	0	6
Sell		424	05/2009	0	(4)	(4)
Buy	RUB	2,021	07/2008	6	0	6
Sell		2,021	07/2008	0	(1)	(1)
Buy		7,775	11/2008	18	0	18
Sell		4,998	11/2008	0	(2)	(2)
Buy		2,021	05/2009	2	0	2
Buy	SGD	210	11/2008	1	0	1
Buy	ZAR	213	12/2008	0	0	0

				$114	$(50)	$64

(g)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$22,651	$0	$22,651
Other Financial Instruments ++	(17)	(5,488)	1	(5,504)

Total	$(17)	$17,163	$1	$17,147

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$162	$(36)	$0	$(2)	$(124)	$0
Other Financial Instruments ++	0	0	0	1	0	1

Total	$162	$(36)	$0	$(1)	$(124)	$1

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Notes to Financial Statements

1.  ORGANIZATION

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for

Semiannual Report	June 30, 2008	15

Notes to Financial Statements (Cont.)

purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(l) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(m) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(n) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(o) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,618	$8,332	$4,660	$1,753

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	290	$2,916	412	$4,123
Administrative Class	420	4,181	990	9,915
Issued as reinvestment of distributions
Institutional Class	21	212	61	604
Administrative Class	26	261	50	509
Cost of shares redeemed
Institutional Class	(706)	(7,070)	(874)	(8,774)
Administrative Class	(363)	(3,619)	(661)	(6,626)
Net (decrease) resulting from Portfolio share transactions	(312)	$(3,119)	(22)	$(249)

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	89
Administrative Class	4	81

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 19	$ (414)	$ (395)

Semiannual Report	June 30, 2008	19

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

20	PIMCO Variable Insurance Trust

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	June 30, 2008	21

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Small Cap StocksPLUS® TR Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Small Cap StocksPLUS® TR Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described under “Portfolio Insights”, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Small Cap StocksPLUS® TR Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Government Agencies	41.1%
Corporate Bonds & Notes	37.3%
Asset-Backed Securities	10.0%
Short-Term Instruments	6.4%
Mortgage-Backed Securities	4.2%
Other	1.0%
‡	% of Total Investments as of 06/30/08

Cumulative Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (01/31/07)
PIMCO Small Cap StocksPLUS® TR Portfolio Administrative Class	-8.26%	-10.02%	-4.84%
Russell 2000® Index±	-9.37%	-16.19%	-8.84%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.03% for Administrative Class shares.

± Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$977.10	$1,020.29
Expenses Paid During Period à	$1.52	$4.62

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 2.38%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Portfolio seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed-income instruments actively managed by PIMCO.

»	The Russell 2000® Index declined 9.37% over the six-month period, led by large price declines of companies within the financial sector.

»	U.S. duration exposure benefited returns as short-term rates fell substantially over the period.

»	Positions in U.K. short-term rates detracted from performance as U.K. short-term rates increased during the period.

»	An emphasis on mortgage-backed securities detracted from returns as spreads widened during the period.

»	Exposure to other spread sectors, including investment-grade corporates, high-yield corporates, and emerging markets, detracted from performance as spreads widened during the period.

»	Currency strategies benefited performance overall as most emerging market currencies appreciated versus the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Small Cap StocksPLUS® TR Portfolio

Selected Per Share Data for the Period Ended:	6/30/2008+	01/31/2007-12/31/2007

Administrative Class
Net asset value beginning of period	$9.93	$10.00
Net investment income (a)	0.19	0.41
Net realized/unrealized (loss) on investments	(1.00)	(0.24)
Total income (loss) from investment operations	(0.81)	0.17
Dividends from net investment income	(0.18)	(0.24)
Total distributions	(0.18)	(0.24)
Net asset value end of period	$8.94	$9.93
Total return	(8.26)%	1.64%
Net assets end of period (000s)	$2,741	$3,011
Ratio of expenses to average net assets	2.38%*	1.07	%*(b)(c)
Ratio of expenses to average net assets excluding interest expense	0.84%*	0.88	%*(b)(d)
Ratio of net investment income to average net assets	4.18%*	4.40	%*
Portfolio turnover rate	135%	462%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.44%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.40%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.21%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$3,456
Repurchase agreements, at value	128
Deposits with counterparty	439
Foreign currency, at value	5
Receivable for investments sold	100
Interest and dividends receivable	20
Variation margin receivable	1
Manager reimbursement receivable	68
Unrealized appreciation on foreign currency contracts	33
4,250

Liabilities:
Payable for the reverse repurchase agreements	$965
Payable for investments purchased	191
Payable for Portfolio shares redeemed	3
Payable for short sales	100
Written options outstanding	1
Accrued investment advisory fee	1
Accrued administrative fee	1
Variation margin payable	30
Swap premiums received	1
Unrealized depreciation on foreign currency contracts	15
Unrealized depreciation on swap agreements	4
1,312

Net Assets	$2,938

Net Assets Consist of:
Paid in capital	$3,272
Undistributed net investment income	68
Accumulated undistributed net realized (loss)	(202)
Net unrealized (depreciation)	(200)
$2,938

Net Assets:
Administrative Class	$2,741
Advisor Class	197

Shares Issued and Outstanding:
Administrative Class	307
Advisor Class	22

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$8.94
Advisor Class	8.94

Cost of Investments Owned	$3,534
Cost of Repurchase Agreements Owned	$128
Cost of Foreign Currency Held	$5
Proceeds Received on Short Sales	$99
Premiums Received on Written Options	$2

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Small Cap StocksPLUS® TR Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$99
Total Income	99

Expenses:
Investment advisory fees	7
Administrative fees	4
Servicing fees – Administrative Class	2
Interest expense	23
Total Expenses	36

Net Investment Income	63

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	14
Net realized (loss) on futures contracts, written options and swaps	(83)
Net realized gain on foreign currency transactions	4
Net change in unrealized (depreciation) on investments	(63)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(198)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	4
Net (Loss)	(322)

Net (Decrease) in Net Assets Resulting from Operations	$(259)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Small Cap StocksPLUS® TR Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Period from January 31, 2007 to December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$63	$125
Net realized (loss)	(65)	(128)
Net change in unrealized appreciation (depreciation)	(257)	57
Net increase (decrease) resulting from operations	(259)	54

Distributions to Shareholders:
From net investment income
Administrative Class	(53)	(70)
Advisor Class	(3)	(3)

Total Distributions	(56)	(73)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	0	3,000
Advisor Class	450	181
Issued as reinvestment of distributions
Administrative Class	53	71
Advisor Class	3	3
Cost of shares redeemed
Administrative Class	(20)	(40)
Advisor Class	(417)	(12)
Net increase resulting from Portfolio share transactions	69	3,203

Total Increase (Decrease) in Net Assets	(246)	3,184

Net Assets:
Beginning of period	3,184	0
End of period*	$2,938	$3,184

*Including undistributed net investment income of:	$68	$61

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Cash Flows  Small Cap StocksPLUS® TR Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Decrease in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net decrease in net assets resulting from operations	$(259)

Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(5,363)
Proceeds from sales of long-term securities	6,061
Sale of short-term portfolio investments, net	706
Increase in deposits with counterparty	(359)
Increase in interest receivable	(6)
Decrease in receivable for investments sold	10
Decrease in payable for investments purchased	(1,087)
Increase in swap premiums paid	2
Payment from futures transactions	(249)
Proceeds from currency transactions	4
Decrease in other liabilities	(1)
Proceeds from short sale transactions	100
Unrealized depreciation on investments	257
Net realized loss on investments	65
Net cash used for operating activities	(119)

Cash flows received from financing activities*:
Proceeds from shares sold	450
Payment on shares redeemed	(434)
Net borrowing from reverse repurchase agreement	101
Net cash received from financing activities	117

Net Decrease in Cash and Foreign Currency	(2)

Cash and Foreign Currency:
Beginning of period	7
End of period	$5

*Reinvestment of dividends	$56

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Small Cap StocksPLUS® TR Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 45.5%

BANKING & FINANCE 29.5%

American Express Bank FSB
2.541% due 06/22/2009	$30	$30

American Honda Finance Corp.
2.784% due 02/09/2010	30	30

American International Group, Inc.
5.850% due 01/16/2018	20	19

Bank of America Corp.
5.750% due 12/01/2017	30	28
6.000% due 09/01/2017	10	10
8.000% due 12/29/2049	30	28

Barclays Bank PLC
6.050% due 12/04/2017	10	10

Bear Stearns Cos., Inc.
2.839% due 05/18/2010	30	29
2.947% due 09/09/2009	30	30

Citigroup Capital XXI
8.300% due 12/21/2057	10	10

Citigroup, Inc.
2.869% due 05/18/2010	30	29
5.500% due 04/11/2013	20	20

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	50	49

Credit Suisse USA, Inc.
2.876% due 08/15/2010	30	30

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	30	23

General Electric Capital Corp.
5.875% due 01/14/2038	20	18

Goldman Sachs Group, Inc.
3.250% due 07/23/2009	30	30

HSBC Finance Corp.
2.966% due 05/10/2010	30	29
3.000% due 11/16/2009	20	20

JPMorgan Chase & Co.
2.810% due 05/07/2010	30	30

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	10	10

Merrill Lynch & Co., Inc.
4.495% due 05/20/2009	100	99

Monumental Global Funding Ltd.
5.500% due 04/22/2013	30	30

Morgan Stanley
2.993% due 01/15/2010	50	49

SLM Corp.
3.060% due 07/27/2009	30	28

Wachovia Corp.
2.732% due 12/01/2009	30	29
7.980% due 12/31/2049	100	92

Wells Fargo & Co.
5.625% due 12/11/2017	30	29

		868

INDUSTRIALS 10.3%

Amgen, Inc.
2.726% due 11/28/2008	15	15

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	30	32

Daimler Finance North America LLC
3.403% due 10/31/2008	38	38

Home Depot, Inc.
2.901% due 12/16/2009	20	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	$30	$29

Oracle Corp.
4.950% due 04/15/2013	30	30

Time Warner, Inc.
2.915% due 11/13/2009	100	97

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	20	20

Walt Disney Co.
2.796% due 09/10/2009	20	20

		301

UTILITIES 5.7%

AT&T, Inc.
2.884% due 02/05/2010	100	100

NiSource Finance Corp.
3.208% due 11/23/2009	30	29

Ohio Power Co.
2.908% due 04/05/2010	30	29

Verizon Communications, Inc.
2.833% due 04/03/2009	10	10

		168

Total Corporate Bonds & Notes (Cost $1,368)		1,337

MUNICIPAL BONDS & NOTES 0.9%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	30	26

Total Municipal Bonds & Notes (Cost $28)		26

U.S. GOVERNMENT AGENCIES 50.1%

Fannie Mae
4.500% due 06/25/2043	2	2
5.000% due 12/25/2016 - 07/01/2038	227	219
5.500% due 05/01/2038	50	49
6.000% due 12/01/2026 - 11/01/2027	99	100
6.000% due 11/01/2037 (a)	869	878

Freddie Mac
2.621% due 08/15/2019 - 10/15/2020 (a)	114	112
2.701% due 02/15/2019	25	25
4.250% due 09/15/2024	12	12
6.000% due 08/01/2027 (a)	26	26
6.000% due 09/01/2027	49	50

Total U.S. Government Agencies (Cost $1,484)		1,473

MORTGAGE-BACKED SECURITIES 5.1%

Bear Stearns Structured Products, Inc.
5.777% due 12/26/2046	27	22

Citigroup Mortgage Loan Trust, Inc.
2.552% due 01/25/2037	16	15

Countrywide Alternative Loan Trust
2.682% due 06/25/2037	25	18

Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035	14	14
4.799% due 11/25/2034	11	11

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.562% due 03/25/2037	14	13

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GS Mortgage Securities Corp. II
2.540% due 03/06/2020	$10	$9

Harborview Mortgage Loan Trust
5.145% due 07/19/2035	17	16

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	30	28

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	4	3

Total Mortgage-Backed Securities (Cost $166)		149

ASSET-BACKED SECURITIES 12.2%

Bear Stearns Asset-Backed Securities Trust
2.572% due 06/25/2047	19	19

BNC Mortgage Loan Trust
2.582% due 05/25/2037	23	22

Citigroup Mortgage Loan Trust, Inc.
2.522% due 12/25/2036	21	20
2.592% due 03/25/2037	22	21

Countrywide Asset-Backed Certificates
2.562% due 10/25/2037	20	18
2.592% due 10/25/2046	10	10
2.662% due 09/25/2036	23	22

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 10/25/2036	15	15
2.532% due 11/25/2036	17	17

First USA Credit Card Master Trust
2.641% due 04/18/2011	30	30

Fremont Home Loan Trust
2.582% due 05/25/2036	15	15

MASTR Asset-Backed Securities Trust
2.522% due 08/25/2036	9	9
2.562% due 05/25/2037	19	18

Morgan Stanley ABS Capital I
2.522% due 01/25/2037	18	18
2.532% due 10/25/2036	13	12

Nationstar Home Equity Loan Trust
2.602% due 04/25/2037	21	20

Securitized Asset-Backed Receivables LLC Trust
2.522% due 01/25/2037	19	18

Soundview Home Equity Loan Trust
2.562% due 06/25/2037	22	21

Structured Asset Securities Corp.
2.582% due 01/25/2037	19	18

Wells Fargo Home Equity Trust
2.582% due 03/25/2037	16	16

Total Asset-Backed Securities (Cost $372)		359

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

American International Group, Inc.
8.500% due 08/01/2011	200	12

Total Convertible Preferred Stocks (Cost $15)		12

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.8%

COMMERCIAL PAPER 3.4%

Federal Home Loan Bank
2.000% due 07/01/2008	$100	100

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 4.4%

State Street Bank and Trust Co.
1.650% due 07/01/2008	$128	$128

(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $131. Repurchase proceeds are $128.)
Total Short-Term Instruments (Cost $228)		228

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (d) 0.0%
(Cost $1)		$1

Total Investments 122.0% (Cost $3,662)		$3,584

Written Options (e) (0.0%) (Premiums $2)		(1)

Other Assets and Liabilities (Net) (22.0%)		(645)

Net Assets 100.0%		$2,938

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $1,599 at a weighted average interest rate of 2.958%. On June 30, 2008, securities valued at $1,015 were pledged as collateral for reverse repurchase agreements.
(b)	Cash of $439 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1	$1
90-Day Eurodollar December Futures	Long	12/2009	1	(1)
90-Day Eurodollar June Futures	Long	06/2009	1	(1)
90-Day Eurodollar March Futures	Long	03/2009	1	0
90-Day Eurodollar September Futures	Long	09/2009	2	(1)
E-mini Russell 2000 Index September Futures	Long	09/2008	41	(136)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	3	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	2	1

				$(136)

(c)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.880%	03/20/2013	RBS	$100	$0
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	MSC	10	0
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	RBS	30	(2)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	30	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	30	0

						$(2)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	100	$(1)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$200	0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	30	(1)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	100	0

							$(2)

(d)	Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$ 101.000	08/22/2008	2	$0	$0
Put - NYBEX Mini Russell 1000 Index September Futures	460.000	09/18/2008	18	0	1
Put - NYBEX Mini Russell 2000 Index September Futures	380.000	09/19/2008	18	0	0
Put - NYBEX Mini Russell 2000 Index September Futures	390.000	09/19/2008	20	1	0
Put - NYBEX Mini Russell 2000 Index September Futures	400.000	09/19/2008	3	0	0

				$1	$1

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Small Cap StocksPLUS® TR Portfolio  (Cont.)

(e)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	1	$1	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	1	1	0

				$2	$1

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Premium
Balance at 12/31/2007	0	$0
Sales	2	2
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 06/30/2008	2	$2

(f)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	2.125%	04/30/2010	$100	$99	$100

(2)	Market value includes $1 of interest payable on short sales.

(g)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	2	04/2009	$0	$0	$0
Buy	AUD	2	07/2008	0	0	0
Buy	BRL	178	07/2008	23	0	23
Sell		178	07/2008	0	(6)	(6)
Buy		90	12/2008	2	0	2
Buy	CNY	48	11/2008	0	0	0
Sell	EUR	19	07/2008	0	0	0
Sell	GBP	32	08/2008	0	(1)	(1)
Buy	INR	793	08/2008	0	(2)	(2)
Sell		1,023	08/2008	1	0	1
Buy		251	11/2008	0	(1)	(1)
Sell	JPY	640	07/2008	0	0	0
Buy	KRW	9,862	08/2008	0	(1)	(1)
Sell		9,862	08/2008	0	0	0
Buy	KWD	0	04/2009	0	0	0
Buy	MXN	38	07/2008	0	0	0
Sell		38	07/2008	0	0	0
Buy	MYR	20	11/2008	0	0	0
Buy		10	02/2009	0	0	0
Buy	PHP	549	08/2008	0	0	0
Buy	PLN	54	07/2008	6	0	6
Sell		54	07/2008	0	(4)	(4)
Buy	RUB	204	07/2008	0	0	0
Sell		204	07/2008	0	0	0
Buy		266	11/2008	1	0	1
Sell		114	11/2008	0	0	0
Sell		152	05/2009	0	0	0
Buy	SAR	2	04/2009	0	0	0
Buy	SGD	22	11/2008	0	0	0
Buy	ZAR	3	07/2008	0	0	0
Sell		3	07/2008	0	0	0
Buy		3	12/2008	0	0	0

				$33	$(15)	$18

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$13	$3,557	$14	$3,584
Other Financial Instruments ++	(136)	(85)	(1)	(222)

Total	$(123)	$3,472	$13	$3,362

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$16	$0	$(2)	$0	$14
Other Financial Instruments ++	0	0	0	(1)	0	(1)

Total	$0	$16	$0	$(3)	$0	$13

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Notes to Financial Statements

1.  ORGANIZATION

The Small Cap StocksPLUS® TR Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for

Semiannual Report	June 30, 2008	15

Notes to Financial Statements (Cont.)

purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(l) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities,

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations

(“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(o) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(p) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.44%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its administrative fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of such Portfolio’s advisory fee, service fees, distribution fees (with respect to Advisor Class only), administrative fees and other expenses borne by the Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2008, the recoverable amount to the Administrator was $68,151.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$4,639	$5,247	$724	$517

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Period from 01/31/2007 to 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	0	$0	300	$3,000
Advisor Class	49	450	18	181
Issued as reinvestment of distributions
Administrative Class	6	53	7	71
Advisor Class	0	3	0	3
Cost of shares redeemed
Administrative Class	(2)	(20)	(4)	(40)
Advisor Class	(44)	(417)	(1)	(12)
Net increase resulting from Portfolio share transactions	9	$69	320	$3,203

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	1	100	*
Advisor Class	2	95

*	Allianz Dresdner Asset Management, an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the

District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 6	$ (84)	$ (78)

20	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	21

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

22	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Small Cap StocksPLUS® TR Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Small Cap StocksPLUS® TR Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described under “Portfolio Insights”, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Small Cap StocksPLUS® TR Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Government Agencies	41.1%
Corporate Bonds & Notes	37.3%
Asset-Backed Securities	10.0%
Short-Term Instruments	6.4%
Mortgage-Backed Securities	4.2%
Other	1.0%
‡	% of Total Investments as of 06/30/08

Cumulative Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (01/31/07)
PIMCO Small Cap StocksPLUS® TR Portfolio Advisor Class	-8.48%	-10.29%	-4.99%
Russell 2000® Index±	-9.37%	-16.19%	-8.84%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.13% for Advisor Class shares.

± Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$915.18	$1,012.63
Expenses Paid During Period à	$11.71	$12.31

à Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 2.46%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Portfolio seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed-income instruments actively managed by PIMCO.

»	The Russell 2000® Index declined 9.37% over the six-month period, led by large price declines of companies within the financial sector.

»	U.S. duration exposure benefited returns as short-term rates fell substantially over the period.

»	Positions in U.K. short-term rates detracted from performance as U.K. short-term rates increased during the period.

»	An emphasis on mortgage-backed securities detracted from returns as spreads widened during the period.

»	Exposure to other spread sectors, including investment-grade corporates, high-yield corporates, and emerging markets, detracted from performance as spreads widened during the period.

»	Currency strategies benefited performance overall as most emerging market currencies appreciated versus the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights Small Cap StocksPLUS® TR Portfolio

Selected Per Share Data for the Period Ended:	06/30/2008+	01/31/2007-12/31/2007

Advisor Class
Net asset value beginning of period	$9.94	$10.00
Net investment income (a)	0.19	0.39
Net realized/unrealized gain (loss) on investments	(1.03)	(0.22)
Total income (loss) from investment operations	(0.84)	0.17
Dividends from net investment income	(0.16)	(0.23)
Total distributions	(0.16)	(0.23)
Net asset value end of period	$8.94	$9.94
Total return	(8.48)%	1.66%
Net assets end of period (000s)	$197	$173
Ratio of expenses to average net assets	2.46%*	1.39	%*(b)(c)
Ratio of expenses to average net assets excluding interest expense	0.94%*	0.98	%*(b)(d)
Ratio of net investment income to average net assets	4.03%*	4.26	%*
Portfolio turnover rate	135%	462%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Effective October 1, 2007, the advisory fee was reduced to 0.44%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 7.21%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 6.80%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$3,456
Repurchase agreements, at value	128
Deposits with counterparty	439
Foreign currency, at value	5
Receivable for investments sold	100
Interest and dividends receivable	20
Variation margin receivable	1
Manager reimbursement receivable	68
Unrealized appreciation on foreign currency contracts	33
4,250

Liabilities:
Payable for the reverse repurchase agreements	$965
Payable for investments purchased	191
Payable for Portfolio shares redeemed	3
Payable for short sales	100
Written options outstanding	1
Accrued investment advisory fee	1
Accrued administrative fee	1
Variation margin payable	30
Swap premiums received	1
Unrealized depreciation on foreign currency contracts	15
Unrealized depreciation on swap agreements	4
1,312

Net Assets	$2,938

Net Assets Consist of:
Paid in capital	$3,272
Undistributed net investment income	68
Accumulated undistributed net realized (loss)	(202)
Net unrealized (depreciation)	(200)
$2,938

Net Assets:
Administrative Class	$2,741
Advisor Class	197

Shares Issued and Outstanding:
Administrative Class	307
Advisor Class	22

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$8.94
Advisor Class	8.94

Cost of Investments Owned	$3,534
Cost of Repurchase Agreements Owned	$128
Cost of Foreign Currency Held	$5
Proceeds Received on Short Sales	$99
Premiums Received on Written Options	$2

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Small Cap StocksPLUS® TR Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$99
Total Income	99

Expenses:
Investment advisory fees	7
Administrative fees	4
Servicing fees – Administrative Class	2
Interest expense	23
Total Expenses	36

Net Investment Income	63

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	14
Net realized (loss) on futures contracts, written options and swaps	(83)
Net realized gain on foreign currency transactions	4
Net change in unrealized (depreciation) on investments	(63)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(198)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	4
Net (Loss)	(322)

Net (Decrease) in Net Assets Resulting from Operations	$(259)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Small Cap StocksPLUS® TR Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Period from January 31, 2007 to December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$63	$125
Net realized (loss)	(65)	(128)
Net change in unrealized appreciation (depreciation)	(257)	57
Net increase (decrease) resulting from operations	(259)	54

Distributions to Shareholders:
From net investment income
Administrative Class	(53)	(70)
Advisor Class	(3)	(3)

Total Distributions	(56)	(73)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	0	3,000
Advisor Class	450	181
Issued as reinvestment of distributions
Administrative Class	53	71
Advisor Class	3	3
Cost of shares redeemed
Administrative Class	(20)	(40)
Advisor Class	(417)	(12)
Net increase resulting from Portfolio share transactions	69	3,203

Total Increase (Decrease) in Net Assets	(246)	3,184

Net Assets:
Beginning of period	3,184	0
End of period*	$2,938	$3,184

*Including undistributed net investment income of:	$68	$61

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Cash Flows  Small Cap StocksPLUS® TR Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Decrease in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net decrease in net assets resulting from operations	$(259)

Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(5,363)
Proceeds from sales of long-term securities	6,061
Sale of short-term portfolio investments, net	706
Increase in deposits with counterparty	(359)
Increase in interest receivable	(6)
Decrease in receivable for investments sold	10
Decrease in payable for investments purchased	(1,087)
Increase in swap premiums paid	2
Payment from futures transactions	(249)
Proceeds from currency transactions	4
Decrease in other liabilities	(1)
Proceeds from short sale transactions	100
Unrealized depreciation on investments	257
Net realized loss on investments	65
Net cash used for operating activities	(119)

Cash flows received from financing activities*:
Proceeds from shares sold	450
Payment on shares redeemed	(434)
Net borrowing from reverse repurchase agreement	101
Net cash received from financing activities	117

Net Decrease in Cash and Foreign Currency	(2)

Cash and Foreign Currency:
Beginning of period	7
End of period	$5

*Reinvestment of dividends	$56

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Small Cap StocksPLUS® TR Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 45.5%

BANKING & FINANCE 29.5%

American Express Bank FSB
2.541% due 06/22/2009	$30	$30

American Honda Finance Corp.
2.784% due 02/09/2010	30	30

American International Group, Inc.
5.850% due 01/16/2018	20	19

Bank of America Corp.
5.750% due 12/01/2017	30	28
6.000% due 09/01/2017	10	10
8.000% due 12/29/2049	30	28

Barclays Bank PLC
6.050% due 12/04/2017	10	10

Bear Stearns Cos., Inc.
2.839% due 05/18/2010	30	29
2.947% due 09/09/2009	30	30

Citigroup Capital XXI
8.300% due 12/21/2057	10	10

Citigroup, Inc.
2.869% due 05/18/2010	30	29
5.500% due 04/11/2013	20	20

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	50	49

Credit Suisse USA, Inc.
2.876% due 08/15/2010	30	30

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	30	23

General Electric Capital Corp.
5.875% due 01/14/2038	20	18

Goldman Sachs Group, Inc.
3.250% due 07/23/2009	30	30

HSBC Finance Corp.
2.966% due 05/10/2010	30	29
3.000% due 11/16/2009	20	20

JPMorgan Chase & Co.
2.810% due 05/07/2010	30	30

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014	10	10

Merrill Lynch & Co., Inc.
4.495% due 05/20/2009	100	99

Monumental Global Funding Ltd.
5.500% due 04/22/2013	30	30

Morgan Stanley
2.993% due 01/15/2010	50	49

SLM Corp.
3.060% due 07/27/2009	30	28

Wachovia Corp.
2.732% due 12/01/2009	30	29
7.980% due 12/31/2049	100	92

Wells Fargo & Co.
5.625% due 12/11/2017	30	29

		868

INDUSTRIALS 10.3%

Amgen, Inc.
2.726% due 11/28/2008	15	15

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	30	32

Daimler Finance North America LLC
3.403% due 10/31/2008	38	38

Home Depot, Inc.
2.901% due 12/16/2009	20	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	$30	$29

Oracle Corp.
4.950% due 04/15/2013	30	30

Time Warner, Inc.
2.915% due 11/13/2009	100	97

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	20	20

Walt Disney Co.
2.796% due 09/10/2009	20	20

		301

UTILITIES 5.7%

AT&T, Inc.
2.884% due 02/05/2010	100	100

NiSource Finance Corp.
3.208% due 11/23/2009	30	29

Ohio Power Co.
2.908% due 04/05/2010	30	29

Verizon Communications, Inc.
2.833% due 04/03/2009	10	10

		168

Total Corporate Bonds & Notes (Cost $1,368)		1,337

MUNICIPAL BONDS & NOTES 0.9%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	30	26

Total Municipal Bonds & Notes (Cost $28)		26

U.S. GOVERNMENT AGENCIES 50.1%

Fannie Mae
4.500% due 06/25/2043	2	2
5.000% due 12/25/2016 - 07/01/2038	227	219
5.500% due 05/01/2038	50	49
6.000% due 12/01/2026 - 11/01/2027	99	100
6.000% due 11/01/2037 (a)	869	878

Freddie Mac
2.621% due 08/15/2019 - 10/15/2020 (a)	114	112
2.701% due 02/15/2019	25	25
4.250% due 09/15/2024	12	12
6.000% due 08/01/2027 (a)	26	26
6.000% due 09/01/2027	49	50

Total U.S. Government Agencies (Cost $1,484)		1,473

MORTGAGE-BACKED SECURITIES 5.1%

Bear Stearns Structured Products, Inc.
5.777% due 12/26/2046	27	22

Citigroup Mortgage Loan Trust, Inc.
2.552% due 01/25/2037	16	15

Countrywide Alternative Loan Trust
2.682% due 06/25/2037	25	18

Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035	14	14
4.799% due 11/25/2034	11	11

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
2.562% due 03/25/2037	14	13

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GS Mortgage Securities Corp. II
2.540% due 03/06/2020	$10	$9

Harborview Mortgage Loan Trust
5.145% due 07/19/2035	17	16

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	30	28

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	4	3

Total Mortgage-Backed Securities (Cost $166)		149

ASSET-BACKED SECURITIES 12.2%

Bear Stearns Asset-Backed Securities Trust
2.572% due 06/25/2047	19	19

BNC Mortgage Loan Trust
2.582% due 05/25/2037	23	22

Citigroup Mortgage Loan Trust, Inc.
2.522% due 12/25/2036	21	20
2.592% due 03/25/2037	22	21

Countrywide Asset-Backed Certificates
2.562% due 10/25/2037	20	18
2.592% due 10/25/2046	10	10
2.662% due 09/25/2036	23	22

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 10/25/2036	15	15
2.532% due 11/25/2036	17	17

First USA Credit Card Master Trust
2.641% due 04/18/2011	30	30

Fremont Home Loan Trust
2.582% due 05/25/2036	15	15

MASTR Asset-Backed Securities Trust
2.522% due 08/25/2036	9	9
2.562% due 05/25/2037	19	18

Morgan Stanley ABS Capital I
2.522% due 01/25/2037	18	18
2.532% due 10/25/2036	13	12

Nationstar Home Equity Loan Trust
2.602% due 04/25/2037	21	20

Securitized Asset-Backed Receivables LLC Trust
2.522% due 01/25/2037	19	18

Soundview Home Equity Loan Trust
2.562% due 06/25/2037	22	21

Structured Asset Securities Corp.
2.582% due 01/25/2037	19	18

Wells Fargo Home Equity Trust
2.582% due 03/25/2037	16	16

Total Asset-Backed Securities (Cost $372)		359

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%

American International Group, Inc.
8.500% due 08/01/2011	200	12

Total Convertible Preferred Stocks (Cost $15)		12

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.8%

COMMERCIAL PAPER 3.4%

Federal Home Loan Bank
2.000% due 07/01/2008	$100	100

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 4.4%

State Street Bank and Trust Co.
1.650% due 07/01/2008	$128	$128

(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $131. Repurchase proceeds are $128.)
Total Short-Term Instruments (Cost $228)		228

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (d) 0.0%
(Cost $1)		$1

Total Investments 122.0% (Cost $3,662)		$3,584

Written Options (e) (0.0%) (Premiums $2)		(1)

Other Assets and Liabilities (Net) (22.0%)		(645)

Net Assets 100.0%		$2,938

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $1,599 at a weighted average interest rate of 2.958%. On June 30, 2008, securities valued at $1,015 were pledged as collateral for reverse repurchase agreements.
(b)	Cash of $439 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	1	$1
90-Day Eurodollar December Futures	Long	12/2009	1	(1)
90-Day Eurodollar June Futures	Long	06/2009	1	(1)
90-Day Eurodollar March Futures	Long	03/2009	1	0
90-Day Eurodollar September Futures	Long	09/2009	2	(1)
E-mini Russell 2000 Index September Futures	Long	09/2008	41	(136)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	3	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	2	1

				$(136)

(c)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.880%	03/20/2013	RBS	$100	$0
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	MSC	10	0
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	RBS	30	(2)
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	30	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	30	0

						$(2)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	100	$(1)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$200	0
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	30	(1)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	100	0

							$(2)

(d)	Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$ 101.000	08/22/2008	2	$0	$0
Put - NYBEX Mini Russell 1000 Index September Futures	460.000	09/18/2008	18	0	1
Put - NYBEX Mini Russell 2000 Index September Futures	380.000	09/19/2008	18	0	0
Put - NYBEX Mini Russell 2000 Index September Futures	390.000	09/19/2008	20	1	0
Put - NYBEX Mini Russell 2000 Index September Futures	400.000	09/19/2008	3	0	0

				$1	$1

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Small Cap StocksPLUS® TR Portfolio  (Cont.)

(e)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	1	$1	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	1	1	0

				$2	$1

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Premium
Balance at 12/31/2007	0	$0
Sales	2	2
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 06/30/2008	2	$2

(f)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	2.125%	04/30/2010	$100	$99	$100

(2)	Market value includes $1 of interest payable on short sales.

(g)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	2	04/2009	$0	$0	$0
Buy	AUD	2	07/2008	0	0	0
Buy	BRL	178	07/2008	23	0	23
Sell		178	07/2008	0	(6)	(6)
Buy		90	12/2008	2	0	2
Buy	CNY	48	11/2008	0	0	0
Sell	EUR	19	07/2008	0	0	0
Sell	GBP	32	08/2008	0	(1)	(1)
Buy	INR	793	08/2008	0	(2)	(2)
Sell		1,023	08/2008	1	0	1
Buy		251	11/2008	0	(1)	(1)
Sell	JPY	640	07/2008	0	0	0
Buy	KRW	9,862	08/2008	0	(1)	(1)
Sell		9,862	08/2008	0	0	0
Buy	KWD	0	04/2009	0	0	0
Buy	MXN	38	07/2008	0	0	0
Sell		38	07/2008	0	0	0
Buy	MYR	20	11/2008	0	0	0
Buy		10	02/2009	0	0	0
Buy	PHP	549	08/2008	0	0	0
Buy	PLN	54	07/2008	6	0	6
Sell		54	07/2008	0	(4)	(4)
Buy	RUB	204	07/2008	0	0	0
Sell		204	07/2008	0	0	0
Buy		266	11/2008	1	0	1
Sell		114	11/2008	0	0	0
Sell		152	05/2009	0	0	0
Buy	SAR	2	04/2009	0	0	0
Buy	SGD	22	11/2008	0	0	0
Buy	ZAR	3	07/2008	0	0	0
Sell		3	07/2008	0	0	0
Buy		3	12/2008	0	0	0

				$33	$(15)	$18

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 06/30/2008
Investments, at value	$13	$3,557	$14	$3,584
Other Financial Instruments ++	(136)	(85)	(1)	(222)

Total	$(123)	$3,472	$13	$3,362

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$16	$0	$(2)	$0	$14
Other Financial Instruments ++	0	0	0	(1)	0	(1)

Total	$0	$16	$0	$(3)	$0	$13

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Notes to Financial Statements

1.  ORGANIZATION

The Small Cap StocksPLUS® TR Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for

Semiannual Report	June 30, 2008	15

Notes to Financial Statements (Cont.)

purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(l) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities,

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations

(“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(o) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(p) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.44%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its administrative fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of such Portfolio’s advisory fee, service fees, distribution fees (with respect to Advisor Class only), administrative fees and other expenses borne by the Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2008, the recoverable amount to the Administrator was $68,151.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$4,639	$5,247	$724	$517

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Period from 01/31/2007 to 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	0	$0	300	$3,000
Advisor Class	49	450	18	181
Issued as reinvestment of distributions
Administrative Class	6	53	7	71
Advisor Class	0	3	0	3
Cost of shares redeemed
Administrative Class	(2)	(20)	(4)	(40)
Advisor Class	(44)	(417)	(1)	(12)
Net increase resulting from Portfolio share transactions	9	$69	320	$3,203

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	1	100	*
Advisor Class	2	95

*	Allianz Dresdner Asset Management, an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the

District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 6	$ (84)	$ (78)

20	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	21

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

22	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

StocksPLUS® Growth and Income Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the StocksPLUS® Growth and Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described under “Portfolio Insights”, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO StocksPLUS® Growth and Income Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Corporate Bonds & Notes	45.6%
U.S. Government Agencies	15.4%
Short-Term Instruments	12.1%
Asset-Backed Securities	10.5%
Mortgage-Backed Securities	7.6%
Other	8.8%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Class Inception (12/31/97)
PIMCO StocksPLUS® Growth and Income Portfolio Administrative Class±	-13.07%	-12.89%	7.09%	3.12%	4.53%
S&P 500 Index	-11.91%	-13.12%	7.58%	2.88%	4.35%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.50% for Administrative Class shares.

± S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$869.33	$1,021.13
Expenses Paid During Period à	$3.49	$3.77

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Growth and Income Portfolio seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

»	The S&P 500 Index dropped 11.91% over the six-month period, led by large price declines of companies within the financial sector.

»

U.S. interest rate strategies, including owning short-maturity rates versus selling intermediate- and long-maturity rates, benefited performance as short-term rates dropped substantially during the period and longer-term rates were virtually unchanged.

»	A U.K. curve-steepening strategy detracted from performance as the U.K. yield curve flattened during the period.

»	An emphasis on mortgage-backed securities detracted from returns as spreads widened during the period.

»	Exposure to other spread sectors, including investment-grade corporates, high-yield corporates, and emerging markets, detracted from performance as spreads widened during the period.

»	Currency strategies benefited performance overall as most emerging market currencies appreciated versus the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  StocksPLUS® Growth and Income Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2008+	12/31/2007		12/31/2006		12/31/2005	12/31/2004	12/31/2003

Administrative Class
Net asset value beginning of year or period	$11.04	$11.15		$10.20		$10.09	$9.26	$7.25
Net investment income (a)	0.36	0.53		0.42		0.29	0.13	0.13
Net realized/unrealized gain (loss) on investments	(1.79)	0.23		1.06		0.06	0.86	2.06
Total income (loss) from investment operations	(1.43)	0.76		1.48		0.35	0.99	2.19
Dividends from net investment income	(0.36)	(0.87)		(0.53)		(0.24)	(0.16)	(0.18)
Total distributions	(0.36)	(0.87)		(0.53)		(0.24)	(0.16)	(0.18)
Net asset value end of year or period	$9.25	$11.04		$11.15		$10.20	$10.09	$9.26
Total return	(13.07)%	6.86%		14.90%		3.49%	10.81%	30.38%
Net assets end of year or period (000s)	$61,881	$78,125		$85,425		$229,193	$266,851	$267,880
Ratio of expenses to average net assets	0.75%*	0.54	%(c)	0.59	%(b)	0.65%	0.65%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.54	%(c)	0.59	%(b)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	7.15%*	4.67%		3.95%		2.87%	1.39%	1.54%
Portfolio turnover rate	151%	54%		135%		264%	249%	134%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 31, 2006, the advisory fee was reduced to 0.30%.
(c)	Effective October 1, 2007, the advisory fee was reduced to 0.25%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$57,243
Repurchase agreements, at value	3,221
Cash	3
Deposits with counterparty	6,911
Foreign currency, at value	89
Receivable for investments sold	12,788
Receivable for Portfolio shares sold	7
Interest and dividends receivable	273
Variation margin receivable	800
Swap premiums paid	414
Unrealized appreciation on foreign currency contracts	864
Unrealized appreciation on swap agreements	102
82,715

Liabilities:
Payable for the reverse repurchase agreements	$955
Payable for investments purchased	4,176
Payable for Portfolio shares redeemed	84
Payable for short sales	12,484
Written options outstanding	51
Accrued investment advisory fee	13
Accrued administrative fee	5
Accrued servicing fee	10
Variation margin payable	752
Swap premiums received	79
Unrealized depreciation on foreign currency contracts	433
Unrealized depreciation on swap agreements	1,209
20,251

Net Assets	$62,464

Net Assets Consist of:
Paid in capital	$123,339
Undistributed net investment income	3,347
Accumulated undistributed net realized (loss)	(56,055)
Net unrealized (depreciation)	(8,167)
$62,464

Net Assets:
Institutional Class	$583
Administrative Class	61,881

Shares Issued and Outstanding:
Institutional Class	62
Administrative Class	6,686

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.37
Administrative Class	9.25

Cost of Investments Owned	$60,135
Cost of Repurchase Agreements Owned	$3,221
Cost of Foreign Currency Held	$89
Proceeds Received on Short Sales	$12,354
Premiums Received on Written Options	$94

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  StocksPLUS® Growth and Income Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$2,677
Dividends	64
Total Income	2,741

Expenses:
Investment advisory fees	87
Administrative fees	35
Servicing fees – Administrative Class	51
Interest expense	86
Total Expenses	259

Net Investment Income	2,482

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	739
Net realized (loss) on futures contracts, written options and swaps	(4,871)
Net realized gain on foreign currency transactions	273
Net change in unrealized (depreciation) on investments	(2,484)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(6,029)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(60)
Net (Loss)	(12,432)

Net (Decrease) in Net Assets Resulting from Operations	$(9,950)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  StocksPLUS® Growth and Income Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

(Decrease) in Net Assets from:

Operations:
Net investment income	$2,482	$4,143
Net realized gain (loss)	(3,859)	1,839
Net change in unrealized appreciation (depreciation)	(8,573)	51
Net increase (decrease) resulting from operations	(9,950)	6,033

Distributions to Shareholders:
From net investment income
Institutional Class	(21)	(351)
Administrative Class	(2,407)	(6,255)
From net realized capital gains

Total Distributions	(2,428)	(6,606)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	73	1,518
Administrative Class	2,081	4,956
Issued as reinvestment of distributions
Institutional Class	21	351
Administrative Class	2,407	6,255
Cost of shares redeemed
Institutional Class	(3,844)	(3,197)
Administrative Class	(8,593)	(17,948)
Net (decrease) resulting from Portfolio share transactions	(7,855)	(8,065)

Total (Decrease) in Net Assets	(20,233)	(8,638)

Net Assets:
Beginning of period	82,697	91,335
End of period*	$62,464	$82,697

*Including undistributed net investment income of:	$3,347	$3,293

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments StocksPLUS® Growth and Income Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	$99	$81

Total Bank Loan Obligations (Cost $99)		81

CORPORATE BONDS & NOTES 44.2%

BANKING & FINANCE 32.9%

American Express Bank FSB
2.542% due 10/20/2009	200	197

American Express Centurion Bank
2.631% due 11/16/2009	300	295

American Express Credit Corp.
2.508% due 11/09/2009	200	195

American Honda Finance Corp.
2.784% due 02/09/2010	900	899

American International Group, Inc.
2.521% due 06/16/2009	800	786

Bank of America Corp.
8.000% due 12/29/2049	1,400	1,315

Bank of Ireland
2.819% due 12/19/2008	900	900

Bear Stearns Cos., Inc.
2.886% due 08/15/2011	100	96
2.979% due 07/16/2009	900	889
3.048% due 10/22/2010	200	194
3.250% due 03/25/2009	200	197

Capital One Financial Corp.
2.976% due 09/10/2009	100	93

CIT Group, Inc.
5.000% due 11/24/2008	300	294

Citigroup Funding, Inc.
2.809% due 06/26/2009	100	99
2.862% due 03/02/2009	900	893

Countrywide Financial Corp.
2.796% due 09/02/2008	625	620
2.868% due 01/05/2009	200	196

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,233	62

General Electric Capital Corp.
2.746% due 08/15/2011	800	788
2.937% due 10/26/2009	400	399

Goldman Sachs Group, Inc.
2.800% due 11/16/2009	900	888
2.851% due 03/30/2009	200	199

HSBC Finance Corp.
3.000% due 11/16/2009	600	592

ICICI Bank Ltd.
3.250% due 01/12/2010	300	291

International Lease Finance Corp.
4.950% due 02/01/2011	600	569

Keycorp
2.582% due 05/26/2009	1,100	1,079

Lehman Brothers Holdings, Inc.
2.820% due 11/16/2009	500	477
2.954% due 07/18/2011	100	91
3.010% due 01/23/2009	300	294

Merrill Lynch & Co., Inc.
2.756% due 12/04/2009	200	192
2.831% due 12/22/2008	500	497
2.960% due 10/23/2008	200	199
4.966% due 05/12/2010	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
2.803% due 01/15/2010	$800	$774
4.778% due 05/14/2010	200	199

Osiris Capital PLC
5.563% due 01/15/2010	500	497

Rockies Express Pipeline LLC
5.100% due 08/20/2009	200	200

SLM Corp.
2.940% due 12/15/2008	200	197
2.976% due 03/15/2011	100	86
3.000% due 01/26/2009	200	190
3.060% due 07/27/2009	400	375
3.130% due 07/25/2008	100	100

Sun Life Financial Global Funding LP
2.888% due 07/06/2011	600	593

VTB Capital S.A.
3.384% due 08/01/2008	200	198

Wachovia Corp.
2.843% due 10/15/2011	900	856
7.980% due 12/31/2049	100	92

Wachovia Mortgage FSB
2.798% due 05/08/2009	850	845

Wells Fargo & Co.
3.552% due 05/01/2009	500	500

		20,575

INDUSTRIALS 6.8%

Anadarko Petroleum Corp.
3.176% due 09/15/2009	200	198

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	107

Daimler Finance North America LLC
3.138% due 03/13/2009	100	100

General Electric Co.
2.717% due 12/09/2008	200	200

General Mills, Inc.
3.038% due 01/22/2010	100	99

Home Depot, Inc.
2.901% due 12/16/2009	100	97

Hospira, Inc.
3.281% due 03/30/2010	200	194

JC Penney Corp., Inc.
7.375% due 08/15/2008	100	100

New Albertson’s, Inc.
6.950% due 08/01/2009	300	304

Pemex Project Funding Master Trust
3.281% due 12/03/2012	700	687

Reynolds American, Inc.
3.476% due 06/15/2011	100	95

Time Warner, Inc.
2.915% due 11/13/2009	900	875

Transocean, Inc.
2.873% due 09/05/2008	200	200

UnitedHealth Group, Inc.
4.070% due 02/07/2011	500	499

Weyerhaeuser Co.
3.802% due 09/24/2009	200	198

Xerox Corp.
9.750% due 01/15/2009	300	309

		4,262

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 4.5%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	$500	$507

AT&T, Inc.
2.884% due 02/05/2010	100	99
2.888% due 11/14/2008	100	100

Pepco Holdings, Inc.
3.307% due 06/01/2010	1,100	1,091

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	200	200

Qwest Corp.
6.026% due 06/15/2013	700	672

Telecom Italia Capital S.A.
3.353% due 02/01/2011	100	96

		2,765

Total Corporate Bonds & Notes (Cost $29,182)		27,602

U.S. GOVERNMENT AGENCIES 14.9%

Fannie Mae
5.000% due 06/01/2018 - 08/01/2023	315	311
5.500% due 07/01/2038	3,000	2,957
6.000% due 04/01/2016 - 11/01/2033	161	165
8.000% due 05/01/2030 - 09/01/2031	30	32

Freddie Mac
2.621% due 07/15/2019 - 08/15/2019	1,291	1,266
2.621% due 10/15/2020 (b)	1,392	1,364
2.701% due 02/15/2019	927	909
5.500% due 08/15/2030	4	4
6.000% due 07/01/2016 - 07/01/2038	1,613	1,636
6.500% due 10/25/2043	394	399

Ginnie Mae
5.125% due 11/20/2029	87	87
5.375% due 02/20/2027	105	105
8.000% due 04/15/2027 - 12/15/2029	53	58
8.500% due 04/20/2030	2	3

Total U.S. Government Agencies (Cost $9,384)		9,296

MORTGAGE-BACKED SECURITIES 7.4%

Banc of America Funding Corp.
4.110% due 05/25/2035	402	376

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	125	125

Bear Stearns Adjustable Rate Mortgage Trust
4.477% due 05/25/2033	151	143
6.736% due 02/25/2033	47	46

Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	224	198

Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	11	10

Countrywide Alternative Loan Trust
2.662% due 05/25/2047	165	115
4.528% due 02/25/2036	280	214
6.000% due 10/25/2033	227	219

CS First Boston Mortgage Securities Corp.
5.550% due 05/25/2032	73	73

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  StocksPLUS® Growth and Income Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Deutsche ALT-A Securities, Inc. Alternative Loan Trust
2.552% due 01/25/2047	$161	$150

Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	132	116

Harborview Mortgage Loan Trust
2.572% due 01/19/2038	160	146
2.672% due 01/19/2038	312	223

Impac CMB Trust
3.242% due 10/25/2033	15	13

Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046	106	99

Merrill Lynch Floating Trust
2.541% due 06/15/2022	757	712

Morgan Stanley Capital I
2.542% due 10/15/2020	36	34

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	154	151

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	93	84

Structured Asset Mortgage Investments, Inc.
2.612% due 03/25/2037	241	185
2.732% due 07/19/2035	110	92
2.762% due 02/25/2036	136	104

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	132	127
2.612% due 06/25/2037	171	163

Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	137	130

WaMu Mortgage Pass-Through Certificates
4.780% due 12/25/2046	730	570

Total Mortgage-Backed Securities (Cost $5,295)		4,618

ASSET-BACKED SECURITIES 10.1%

Bear Stearns Asset-Backed Securities Trust
2.542% due 01/25/2037	248	237

Chase Issuance Trust
2.921% due 01/15/2012	500	500

Citigroup Mortgage Loan Trust, Inc.
2.542% due 01/25/2037	178	176
2.592% due 08/25/2036	600	580

Countrywide Asset-Backed Certificates
2.532% due 07/25/2037	592	572

Credit-Based Asset Servicing & Securitization LLC
2.572% due 12/25/2037	356	342

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
2.522% due 01/25/2038	$237	$229
2.532% due 11/25/2036	174	167

Ford Credit Auto Owner Trust
4.360% due 06/15/2010	400	402

HSBC Asset Loan Obligation
2.542% due 12/25/2036	574	551

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	58	56

Long Beach Mortgage Loan Trust
2.522% due 11/25/2036	302	293
2.762% due 10/25/2034	5	4

Morgan Stanley ABS Capital I
2.522% due 10/25/2036	44	44

Option One Mortgage Loan Trust
2.532% due 01/25/2037	90	88

Residential Asset Securities Corp.
2.552% due 11/25/2036	114	113

Sears Credit Account Master Trust
2.691% due 04/16/2013	800	789

Securitized Asset-Backed Receivables LLC Trust
2.542% due 12/25/2036	135	127

SLM Student Loan Trust
2.920% due 07/25/2018	173	173
3.393% due 07/25/2013	600	600

Soundview Home Equity Loan Trust
2.562% due 01/25/2037	146	142

Structured Asset Securities Corp.
2.532% due 10/25/2036	142	139

Total Asset-Backed Securities (Cost $6,463)		6,324

SOVEREIGN ISSUES 3.8%

Export-Import Bank of Korea
2.960% due 11/16/2010	1,900	1,866

Korea Development Bank
2.938% due 11/22/2012	500	476

Total Sovereign Issues (Cost $2,400)		2,342

	SHARES
CONVERTIBLE PREFERRED STOCKS 1.8%

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011	300	232

	SHARES	VALUE (000S)

Wachovia Corp.
7.500% due 12/31/2049	1,000	$885

Total Convertible Preferred Stocks (Cost $1,300)		1,117

PREFERRED STOCKS 2.8%

DG Funding Trust
5.041% due 12/31/2049	173	1,726

Total Preferred Stocks (Cost $1,823)		1,726

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.7%

CERTIFICATES OF DEPOSIT 0.0%

Calyon Financial, Inc.
5.266% due 06/29/2010	$30	30

COMMERCIAL PAPER 6.5%

Citibank N.A.
3.570% due 08/19/2008	1,500	1,493

Societe General N.A.
2.900% due 09/18/2008	700	695

Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008	1,900	1,888

		4,076

REPURCHASE AGREEMENTS 5.2%

State Street Bank and Trust Co.
1.650% due 07/01/2008	3,221	3,221

(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $3,286. Repurchase proceeds are $3,221.)
Total Short-Term Instruments (Cost $7,328)		7,327

PURCHASED OPTIONS (e) 0.0%
(Cost $82)		31

Total Investments 96.8% (Cost $63,356)		$60,464

Written Options (f) (0.1%) (Premiums $94)		(51)

Other Assets and Liabilities (Net) 3.3%		2,050

Net Assets 100.0%		$62,464

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $6,479 at a weighted average interest rate of 2.757%. On June 30, 2008, securities valued at $1,005 were pledged as collateral for reverse repurchase agreements.
(c)	Cash of $6,911 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	2	$0
90-Day Euribor March Futures	Long	03/2009	1	0
90-Day Eurodollar December Futures	Long	12/2008	136	294
90-Day Eurodollar December Futures	Long	12/2009	9	(16)
90-Day Eurodollar June Futures	Long	06/2009	15	(16)
90-Day Eurodollar March Futures	Long	03/2009	95	112

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2010	5	$(9)
90-Day Eurodollar September Futures	Long	09/2008	8	2
90-Day Eurodollar September Futures	Long	09/2009	56	64
E-mini S&P 500 Index September Futures	Short	09/2008	13	51
S&P 500 Index September Futures	Long	09/2008	198	(5,048)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	34	16
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	6	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	11	(5)

				$(4,567)

(d)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	2.060%	03/20/2013	DUB	$300	$4
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	RBS	100	(5)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	BOA	100	(5)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	CSFB	100	0
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.870%	03/20/2013	RBS	100	0
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.930%	03/20/2013	DUB	100	0
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%	03/20/2013	BCLY	100	0
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	DUB	700	4
California State General Obligation Bonds 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	LEH	100	0
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.530%	03/20/2018	GSC	100	0
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.750%	03/20/2013	JPM	100	(5)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	5.700%	06/20/2009	DUB	100	2
Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	LEH	100	(3)
Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	RBS	100	(3)
Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	RBS	100	(3)
Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	RBS	300	(8)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	RBS	100	(2)
Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	LEH	100	(1)
Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	LEH	100	(1)
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	RBS	100	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	300	(1)
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%	03/20/2013	LEH	200	0
Freddie Mac 5.080% due 02/07/2019	Sell	0.615%	03/20/2013	LEH	300	0
Freddie Mac 5.080% due 02/07/2019	Sell	0.730%	03/20/2013	RBS	100	0
Freddie Mac 5.080% due 02/07/2019	Sell	0.860%	03/20/2013	BCLY	100	1
Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	CSFB	100	(3)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.800%	03/20/2013	UBS	100	(4)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	100	0
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2009	CITI	100	0
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	500	(158)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	300	(95)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	GSC	300	(93)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	LEH	300	(93)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.650%	12/20/2012	MLP	200	(54)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(28)
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%	03/20/2010	RBS	100	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	100	(1)
MBIA, Inc. 2.760% due 10/06/2010	Sell	2.800%	12/20/2012	BOA	100	(42)
MBIA, Inc. 2.760% due 10/06/2010	Sell	3.400%	12/20/2012	DUB	100	(42)
MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	BOA	100	(38)
MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	WAC	100	(36)
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.700%	03/20/2013	JPM	100	3
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.720%	03/20/2013	LEH	200	6
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.260%	03/20/2013	LEH	300	15
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	BCLY	1,000	(16)
Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	LEH	100	(2)
Michigan State General Obligation Notes, Series 2003 5.250% due 05/01/2017	Sell	0.440%	03/20/2018	GSC	100	(2)
Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	JPM	500	1
Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	DUB	300	(8)
Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	BCLY	200	(7)
New York City, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	LEH	100	(1)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	Sell	0.450%	03/20/2018	GSC	100	0
Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	LEH	100	0

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  StocksPLUS® Growth and Income Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	$100	$0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	200	0
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.800%	03/20/2013	BCLY	100	2
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.870%	03/20/2013	CSFB	100	2
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.900%	03/20/2013	RBS	100	2
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.960%	03/20/2013	CSFB	300	7
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	JPM	400	15
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	RBS	100	4
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	100	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.670%	03/20/2009	GSC	500	2
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BCLY	100	(1)
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BOA	100	(1)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BNP	100	(1)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	MLP	100	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	BOA	100	(7)
SLM Corp. 5.125% due 08/27/2012	Sell	4.930%	03/20/2013	JPM	100	1
SLM Corp. 5.125% due 08/27/2012	Sell	5.025%	03/20/2013	BOA	200	4

						$(697)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	CITI	$500	$(31)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	700	3
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	DUB	400	3

							$(25)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$9,400	$(42)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		4,800	(35)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		1,600	(12)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		6,400	(28)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,600	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		300	4
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		900	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,100	(27)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		3,800	(33)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		400	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		700	(20)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,000	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		100	(6)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		2,100	(116)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		100	(6)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	300	(3)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,800	(8)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		200	15
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		400	(6)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	400	(11)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		300	(8)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		100	(3)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		200	(2)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		200	(2)

							$(384)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Basis Swaps
Receive	Pay	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
FFR plus 0.700%	3-Month USD-LIBOR	09/18/2008	BOA	$11,100	$(1)
FFR plus 0.700%	3-Month USD-LIBOR	09/18/2008	CITI	4,300	0
FFR plus 0.700%	3-Month USD-LIBOR	12/17/2008	CITI	2,100	0

					$(1)

(e)	Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	124	$4	$2
Put - CBOT U.S. Treasury 10-Year Note September Futures	86.000	08/22/2008	11	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	52	1	1
Put - CME S&P 500 Index September Futures	600.000	09/18/2008	100	3	0
Put - CME S&P 500 Index September Futures	625.000	09/18/2008	86	3	0

				$11	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$800	$9	$4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	2,500	22	7
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	1,500	16	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	13

							$69	$28

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 3.125% due 11/15/2009	$104.188	07/25/2008	$500	$0	$0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.641	07/25/2008	300	0	0
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	103.000	09/04/2008	11,700	2	0
Put - OTC Freddie Mac 6.000% due 07/01/2038	88.000	07/07/2008	900	0	0

				$2	$0

(f)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$ 117.000	08/22/2008	17	$10	$6
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	17	15	6

				$25	$12

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$300	$10	$6
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	900	22	12
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	500	15	7
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	1,000	22	14

							$69	$39

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  StocksPLUS® Growth and Income Portfolio  (Cont.)

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	9	$9,000	$111
Sales	250	2,700	193
Closing Buys	(3)	(9,000)	(108)
Expirations	(222)	0	(102)
Exercised	0	0	0

Balance at 06/30/2008	34	$2,700	$94

(g)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
U.S. Treasury Notes	2.125%	04/30/2010	$11,700	$11,550	$11,672
U.S. Treasury Notes	3.125%	11/30/2009	500	502	508
U.S. Treasury Notes	3.250%	12/31/2009	300	302	304

				$12,354	$12,484

(3)	Market value includes $53 of interest payable on short sales.

(h)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	62	04/2009	$0	$0	$0
Buy	AUD	32	07/2008	0	0	0
Buy	BRL	4,629	07/2008	586	0	586
Sell		4,629	07/2008	0	(167)	(167)
Buy		3,195	12/2008	110	0	110
Sell		1,204	12/2008	0	(58)	(58)
Buy	CNY	1,134	11/2008	2	0	2
Sell	EUR	333	07/2008	0	(5)	(5)
Sell	GBP	733	08/2008	0	(8)	(8)
Buy	IDR	617,400	10/2008	1	0	1
Buy	INR	6,661	11/2008	0	(13)	(13)
Sell	JPY	14,336	07/2008	0	(2)	(2)
Buy	KRW	631,223	08/2008	0	(69)	(69)
Sell		631,223	08/2008	1	0	1
Buy	KWD	5	04/2009	0	0	0
Buy	MXN	2,882	07/2008	20	0	20
Sell		2,882	07/2008	0	(12)	(12)
Buy	MYR	653	11/2008	0	(3)	(3)
Buy		460	02/2009	0	(3)	(3)
Buy	PHP	13,165	08/2008	0	(8)	(8)
Buy	PLN	768	07/2008	81	0	81
Sell		768	07/2008	0	(53)	(53)
Buy	RUB	13,046	07/2008	29	0	29
Sell		13,046	07/2008	0	(25)	(25)
Buy		4,353	11/2008	9	0	9
Sell		756	11/2008	0	(2)	(2)
Buy		2,174	05/2009	1	0	1
Sell		3,597	05/2009	0	(3)	(3)
Buy	SAR	62	04/2009	0	0	0
Buy	SGD	1,323	11/2008	24	0	24
Buy	ZAR	85	07/2008	0	(2)	(2)
Sell		85	07/2008	0	0	0
Buy		85	12/2008	0	0	0

				$864	$(433)	$431

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$60,212	$252	$60,464
Other Financial Instruments ++	(4,567)	(13,008)	(150)	(17,725)

Total	$(4,567)	$47,204	$102	$42,739

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$389	$(467)	$6	$(865)	$1,189	$252
Other Financial Instruments ++	2	0	0	(113)	(39)	(150)

Total	$391	$(467)	$6	$(978)	$1,150	$102

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Notes to Financial Statements

1.  ORGANIZATION

The StocksPLUS® Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(l) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include:

(i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(o) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(p) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

(q) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.10%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$74,074	$82,756	$11,030	$8,736

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	7	$73	131	$1,518
Administrative Class	203	2,081	435	4,956
Issued as reinvestment of distributions
Institutional Class	2	21	31	351
Administrative Class	247	2,407	550	6,255
Cost of shares redeemed
Institutional Class	(357)	(3,844)	(277)	(3,197)
Administrative Class	(842)	(8,593)	(1,570)	(17,948)
Net (decrease) resulting from Portfolio share transactions	(740)	$(7,855)	(700)	$(8,065)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	98
Administrative Class	5	89

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 79	$ (2,971)	$ (2,892)

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	23

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

StocksPLUS® Growth and Income Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the StocksPLUS® Growth and Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described under “Portfolio Insights”, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO StocksPLUS® Growth and Income Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Corporate Bonds & Notes	45.6%
U.S. Government Agencies	15.4%
Short-Term Instruments	12.1%
Asset-Backed Securities	10.5%
Mortgage-Backed Securities	7.6%
Other	8.8%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (04/28/00)**
PIMCO StocksPLUS® Growth and Income Portfolio Institutional Class	-12.94%	-12.76%	7.27%	0.61%
S&P 500 Index±	-11.91%	-13.12%	7.58%	0.16%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.35% for Institutional Class shares.

± S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$870.64	$1,022.13
Expenses Paid During Periodà	$2.56	$2.77

à Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Growth and Income Portfolio seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

»	The S&P 500 Index dropped 11.91% over the six-month period, led by large price declines of companies within the financial sector.

»

U.S. interest rate strategies, including owning short-maturity rates versus selling intermediate- and long-maturity rates, benefited performance as short-term rates dropped substantially during the period and longer-term rates were virtually unchanged.

»	A U.K. curve-steepening strategy detracted from performance as the U.K. yield curve flattened during the period.

»	An emphasis on mortgage-backed securities detracted from returns as spreads widened during the period.

»	Exposure to other spread sectors, including investment-grade corporates, high-yield corporates, and emerging markets, detracted from performance as spreads widened during the period.

»	Currency strategies benefited performance overall as most emerging market currencies appreciated versus the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  StocksPLUS® Growth and Income Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2008+	12/31/2007		12/31/2006		12/31/2005	12/31/2004	12/31/2003

Institutional Class
Net asset value beginning of year or period	$11.16	$11.25		$10.27		$10.14	$9.29	$7.27
Net investment income (a)	0.34	0.55		0.45		0.31	0.15	0.14
Net realized/unrealized gain (loss) on investments	(1.77)	0.23		1.06		0.06	0.86	2.06
Total income (loss) from investment operations	(1.43)	0.78		1.51		0.37	1.01	2.20
Dividends from net investment income	(0.36)	(0.87)		(0.53)		(0.24)	(0.16)	(0.18)
Total distributions	(0.36)	(0.87)		(0.53)		(0.24)	(0.16)	(0.18)
Net asset value end of year or period	$9.37	$11.16		$11.25		$10.27	$10.14	$9.29
Total return	(12.94)%	6.97%		15.11%		3.68%	10.99%	30.44%
Net assets end of year or period (000s)	$583	$4,572		$5,910		$5,735	$3,560	$2,203
Ratio of expenses to average net assets	0.55%*	0.39	%(c)	0.44	%(b)	0.50%	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.35%*	0.39	%(c)	0.44	%(b)	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	6.50%*	4.80%		4.23%		3.12%	1.55%	1.65%
Portfolio turnover rate	151%	54%		135%		264%	249%	134%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 31, 2006, the advisory fee was reduced to 0.30%.
(c)	Effective October 1, 2007, the advisory fee was reduced to 0.25%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$57,243
Repurchase agreements, at value	3,221
Cash	3
Deposits with counterparty	6,911
Foreign currency, at value	89
Receivable for investments sold	12,788
Receivable for Portfolio shares sold	7
Interest and dividends receivable	273
Variation margin receivable	800
Swap premiums paid	414
Unrealized appreciation on foreign currency contracts	864
Unrealized appreciation on swap agreements	102
82,715

Liabilities:
Payable for the reverse repurchase agreements	$955
Payable for investments purchased	4,176
Payable for Portfolio shares redeemed	84
Payable for short sales	12,484
Written options outstanding	51
Accrued investment advisory fee	13
Accrued administrative fee	5
Accrued servicing fee	10
Variation margin payable	752
Swap premiums received	79
Unrealized depreciation on foreign currency contracts	433
Unrealized depreciation on swap agreements	1,209
20,251

Net Assets	$62,464

Net Assets Consist of:
Paid in capital	$123,339
Undistributed net investment income	3,347
Accumulated undistributed net realized (loss)	(56,055)
Net unrealized (depreciation)	(8,167)
$62,464

Net Assets:
Institutional Class	$583
Administrative Class	61,881

Shares Issued and Outstanding:
Institutional Class	62
Administrative Class	6,686

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.37
Administrative Class	9.25

Cost of Investments Owned	$60,135
Cost of Repurchase Agreements Owned	$3,221
Cost of Foreign Currency Held	$89
Proceeds Received on Short Sales	$12,354
Premiums Received on Written Options	$94

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  StocksPLUS® Growth and Income Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$2,677
Dividends	64
Total Income	2,741

Expenses:
Investment advisory fees	87
Administrative fees	35
Servicing fees – Administrative Class	51
Interest expense	86
Total Expenses	259

Net Investment Income	2,482

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	739
Net realized (loss) on futures contracts, written options and swaps	(4,871)
Net realized gain on foreign currency transactions	273
Net change in unrealized (depreciation) on investments	(2,484)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(6,029)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(60)
Net (Loss)	(12,432)

Net (Decrease) in Net Assets Resulting from Operations	$(9,950)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  StocksPLUS® Growth and Income Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

(Decrease) in Net Assets from:

Operations:
Net investment income	$2,482	$4,143
Net realized gain (loss)	(3,859)	1,839
Net change in unrealized appreciation (depreciation)	(8,573)	51
Net increase (decrease) resulting from operations	(9,950)	6,033

Distributions to Shareholders:
From net investment income
Institutional Class	(21)	(351)
Administrative Class	(2,407)	(6,255)
From net realized capital gains

Total Distributions	(2,428)	(6,606)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	73	1,518
Administrative Class	2,081	4,956
Issued as reinvestment of distributions
Institutional Class	21	351
Administrative Class	2,407	6,255
Cost of shares redeemed
Institutional Class	(3,844)	(3,197)
Administrative Class	(8,593)	(17,948)
Net (decrease) resulting from Portfolio share transactions	(7,855)	(8,065)

Total (Decrease) in Net Assets	(20,233)	(8,638)

Net Assets:
Beginning of period	82,697	91,335
End of period*	$62,464	$82,697

*Including undistributed net investment income of:	$3,347	$3,293

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments StocksPLUS® Growth and Income Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%

Metro-Goldwyn-Mayer, Inc.
5.946% due 04/08/2012	$99	$81

Total Bank Loan Obligations (Cost $99)		81

CORPORATE BONDS & NOTES 44.2%

BANKING & FINANCE 32.9%

American Express Bank FSB
2.542% due 10/20/2009	200	197

American Express Centurion Bank
2.631% due 11/16/2009	300	295

American Express Credit Corp.
2.508% due 11/09/2009	200	195

American Honda Finance Corp.
2.784% due 02/09/2010	900	899

American International Group, Inc.
2.521% due 06/16/2009	800	786

Bank of America Corp.
8.000% due 12/29/2049	1,400	1,315

Bank of Ireland
2.819% due 12/19/2008	900	900

Bear Stearns Cos., Inc.
2.886% due 08/15/2011	100	96
2.979% due 07/16/2009	900	889
3.048% due 10/22/2010	200	194
3.250% due 03/25/2009	200	197

Capital One Financial Corp.
2.976% due 09/10/2009	100	93

CIT Group, Inc.
5.000% due 11/24/2008	300	294

Citigroup Funding, Inc.
2.809% due 06/26/2009	100	99
2.862% due 03/02/2009	900	893

Countrywide Financial Corp.
2.796% due 09/02/2008	625	620
2.868% due 01/05/2009	200	196

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,233	62

General Electric Capital Corp.
2.746% due 08/15/2011	800	788
2.937% due 10/26/2009	400	399

Goldman Sachs Group, Inc.
2.800% due 11/16/2009	900	888
2.851% due 03/30/2009	200	199

HSBC Finance Corp.
3.000% due 11/16/2009	600	592

ICICI Bank Ltd.
3.250% due 01/12/2010	300	291

International Lease Finance Corp.
4.950% due 02/01/2011	600	569

Keycorp
2.582% due 05/26/2009	1,100	1,079

Lehman Brothers Holdings, Inc.
2.820% due 11/16/2009	500	477
2.954% due 07/18/2011	100	91
3.010% due 01/23/2009	300	294

Merrill Lynch & Co., Inc.
2.756% due 12/04/2009	200	192
2.831% due 12/22/2008	500	497
2.960% due 10/23/2008	200	199
4.966% due 05/12/2010	100	98

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Morgan Stanley
2.803% due 01/15/2010	$800	$774
4.778% due 05/14/2010	200	199

Osiris Capital PLC
5.563% due 01/15/2010	500	497

Rockies Express Pipeline LLC
5.100% due 08/20/2009	200	200

SLM Corp.
2.940% due 12/15/2008	200	197
2.976% due 03/15/2011	100	86
3.000% due 01/26/2009	200	190
3.060% due 07/27/2009	400	375
3.130% due 07/25/2008	100	100

Sun Life Financial Global Funding LP
2.888% due 07/06/2011	600	593

VTB Capital S.A.
3.384% due 08/01/2008	200	198

Wachovia Corp.
2.843% due 10/15/2011	900	856
7.980% due 12/31/2049	100	92

Wachovia Mortgage FSB
2.798% due 05/08/2009	850	845

Wells Fargo & Co.
3.552% due 05/01/2009	500	500

		20,575

INDUSTRIALS 6.8%

Anadarko Petroleum Corp.
3.176% due 09/15/2009	200	198

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	107

Daimler Finance North America LLC
3.138% due 03/13/2009	100	100

General Electric Co.
2.717% due 12/09/2008	200	200

General Mills, Inc.
3.038% due 01/22/2010	100	99

Home Depot, Inc.
2.901% due 12/16/2009	100	97

Hospira, Inc.
3.281% due 03/30/2010	200	194

JC Penney Corp., Inc.
7.375% due 08/15/2008	100	100

New Albertson’s, Inc.
6.950% due 08/01/2009	300	304

Pemex Project Funding Master Trust
3.281% due 12/03/2012	700	687

Reynolds American, Inc.
3.476% due 06/15/2011	100	95

Time Warner, Inc.
2.915% due 11/13/2009	900	875

Transocean, Inc.
2.873% due 09/05/2008	200	200

UnitedHealth Group, Inc.
4.070% due 02/07/2011	500	499

Weyerhaeuser Co.
3.802% due 09/24/2009	200	198

Xerox Corp.
9.750% due 01/15/2009	300	309

		4,262

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 4.5%

Ameritech Capital Funding Corp.
6.250% due 05/18/2009	$500	$507

AT&T, Inc.
2.884% due 02/05/2010	100	99
2.888% due 11/14/2008	100	100

Pepco Holdings, Inc.
3.307% due 06/01/2010	1,100	1,091

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	200	200

Qwest Corp.
6.026% due 06/15/2013	700	672

Telecom Italia Capital S.A.
3.353% due 02/01/2011	100	96

		2,765

Total Corporate Bonds & Notes (Cost $29,182)		27,602

U.S. GOVERNMENT AGENCIES 14.9%

Fannie Mae
5.000% due 06/01/2018 - 08/01/2023	315	311
5.500% due 07/01/2038	3,000	2,957
6.000% due 04/01/2016 - 11/01/2033	161	165
8.000% due 05/01/2030 - 09/01/2031	30	32

Freddie Mac
2.621% due 07/15/2019 - 08/15/2019	1,291	1,266
2.621% due 10/15/2020 (b)	1,392	1,364
2.701% due 02/15/2019	927	909
5.500% due 08/15/2030	4	4
6.000% due 07/01/2016 - 07/01/2038	1,613	1,636
6.500% due 10/25/2043	394	399

Ginnie Mae
5.125% due 11/20/2029	87	87
5.375% due 02/20/2027	105	105
8.000% due 04/15/2027 - 12/15/2029	53	58
8.500% due 04/20/2030	2	3

Total U.S. Government Agencies (Cost $9,384)		9,296

MORTGAGE-BACKED SECURITIES 7.4%

Banc of America Funding Corp.
4.110% due 05/25/2035	402	376

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	125	125

Bear Stearns Adjustable Rate Mortgage Trust
4.477% due 05/25/2033	151	143
6.736% due 02/25/2033	47	46

Bear Stearns Mortgage Funding Trust
2.552% due 02/25/2037	224	198

Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	11	10

Countrywide Alternative Loan Trust
2.662% due 05/25/2047	165	115
4.528% due 02/25/2036	280	214
6.000% due 10/25/2033	227	219

CS First Boston Mortgage Securities Corp.
5.550% due 05/25/2032	73	73

Deutsche ALT-A Securities, Inc. Alternative Loan Trust
2.552% due 01/25/2047	161	150

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  StocksPLUS® Growth and Income Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	$132	$116

Harborview Mortgage Loan Trust
2.572% due 01/19/2038	160	146
2.672% due 01/19/2038	312	223

Impac CMB Trust
3.242% due 10/25/2033	15	13

Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046	106	99

Merrill Lynch Floating Trust
2.541% due 06/15/2022	757	712

Morgan Stanley Capital I
2.542% due 10/15/2020	36	34

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	154	151

Structured Adjustable Rate Mortgage Loan Trust
4.940% due 03/25/2034	93	84

Structured Asset Mortgage Investments, Inc.
2.612% due 03/25/2037	241	185
2.732% due 07/19/2035	110	92
2.762% due 02/25/2036	136	104

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	132	127
2.612% due 06/25/2037	171	163

Wachovia Bank Commercial Mortgage Trust
2.561% due 09/15/2021	137	130

WaMu Mortgage Pass-Through Certificates
4.780% due 12/25/2046	730	570

Total Mortgage-Backed Securities (Cost $5,295)		4,618

ASSET-BACKED SECURITIES 10.1%

Bear Stearns Asset-Backed Securities Trust
2.542% due 01/25/2037	248	237

Chase Issuance Trust
2.921% due 01/15/2012	500	500

Citigroup Mortgage Loan Trust, Inc.
2.542% due 01/25/2037	178	176
2.592% due 08/25/2036	600	580

Countrywide Asset-Backed Certificates
2.532% due 07/25/2037	592	572

Credit-Based Asset Servicing & Securitization LLC
2.572% due 12/25/2037	356	342

First Franklin Mortgage Loan Asset-Backed Certificates
2.522% due 01/25/2038	237	229
2.532% due 11/25/2036	174	167

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ford Credit Auto Owner Trust
4.360% due 06/15/2010	$400	$402

HSBC Asset Loan Obligation
2.542% due 12/25/2036	574	551

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	58	56

Long Beach Mortgage Loan Trust
2.522% due 11/25/2036	302	293
2.762% due 10/25/2034	5	4

Morgan Stanley ABS Capital I
2.522% due 10/25/2036	44	44

Option One Mortgage Loan Trust
2.532% due 01/25/2037	90	88

Residential Asset Securities Corp.
2.552% due 11/25/2036	114	113

Sears Credit Account Master Trust
2.691% due 04/16/2013	800	789

Securitized Asset-Backed Receivables LLC Trust
2.542% due 12/25/2036	135	127

SLM Student Loan Trust
2.920% due 07/25/2018	173	173
3.393% due 07/25/2013	600	600

Soundview Home Equity Loan Trust
2.562% due 01/25/2037	146	142

Structured Asset Securities Corp.
2.532% due 10/25/2036	142	139

Total Asset-Backed Securities (Cost $6,463)		6,324

SOVEREIGN ISSUES 3.8%

Export-Import Bank of Korea
2.960% due 11/16/2010	1,900	1,866

Korea Development Bank
2.938% due 11/22/2012	500	476

Total Sovereign Issues (Cost $2,400)		2,342

	SHARES
CONVERTIBLE PREFERRED STOCKS 1.8%

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011	300	232

Wachovia Corp.
7.500% due 12/31/2049	1,000	885

Total Convertible Preferred Stocks (Cost $1,300)		1,117

	SHARES	VALUE (000S)

PREFERRED STOCKS 2.8%

DG Funding Trust
5.041% due 12/31/2049	173	$1,726

Total Preferred Stocks (Cost $1,823)		1,726

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.7%

CERTIFICATES OF DEPOSIT 0.0%

Calyon Financial, Inc.
5.266% due 06/29/2010	$30	30

COMMERCIAL PAPER 6.5%

Citibank N.A.
3.570% due 08/19/2008	1,500	1,493

Societe General N.A.
2.900% due 09/18/2008	700	695

Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008	1,900	1,888

		4,076

REPURCHASE AGREEMENTS 5.2%

State Street Bank and Trust Co.
1.650% due 07/01/2008	3,221	3,221

(Dated 06/30/2008. Collateralized by Freddie Mac 3.250% due 02/12/2010 valued at $3,286. Repurchase proceeds are $3,221.)
Total Short-Term Instruments (Cost $7,328)		7,327

PURCHASED OPTIONS (e) 0.0%
(Cost $82)		31

Total Investments 96.8% (Cost $63,356)		$60,464

Written Options (f) (0.1%) ( Premiums $94)		(51)

Other Assets and Liabilities (Net) 3.3%		2,050

Net Assets 100.0%		$62,464

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $6,479 at a weighted average interest rate of 2.757%. On June 30, 2008, securities valued at $1,005 were pledged as collateral for reverse repurchase agreements.
(c)	Cash of $6,911 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	2	$0
90-Day Euribor March Futures	Long	03/2009	1	0
90-Day Eurodollar December Futures	Long	12/2008	136	294
90-Day Eurodollar December Futures	Long	12/2009	9	(16)
90-Day Eurodollar June Futures	Long	06/2009	15	(16)
90-Day Eurodollar March Futures	Long	03/2009	95	112

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2010	5	$(9)
90-Day Eurodollar September Futures	Long	09/2008	8	2
90-Day Eurodollar September Futures	Long	09/2009	56	64
E-mini S&P 500 Index September Futures	Short	09/2008	13	51
S&P 500 Index September Futures	Long	09/2008	198	(5,048)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	34	16
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	6	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	4	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	11	(5)

				$(4,567)

(d)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American Express Co. 4.875% due 07/15/2013	Sell	2.060%	03/20/2013	DUB	$300	$4
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.780%	12/20/2012	RBS	100	(5)
American International Group, Inc. 4.250% due 05/15/2013	Sell	0.930%	12/20/2012	BOA	100	(5)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	CSFB	100	0
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.870%	03/20/2013	RBS	100	0
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.930%	03/20/2013	DUB	100	0
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	1.000%	03/20/2013	BCLY	100	0
Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	DUB	700	4
California State General Obligation Bonds 5.250% due 02/01/2018	Sell	0.470%	12/20/2017	LEH	100	0
California State General Obligation Notes, Series 2005 5.000% due 03/01/2018	Sell	0.530%	03/20/2018	GSC	100	0
CIT Group, Inc. 7.750% due 04/02/2012	Sell	5.750%	03/20/2013	JPM	100	(5)
Countrywide Home Loans, Inc. 6.000% due 01/24/2018	Sell	5.700%	06/20/2009	DUB	100	2
Fannie Mae 5.250% due 08/01/2012	Sell	0.670%	12/20/2012	LEH	100	(3)
Fannie Mae 5.250% due 08/01/2012	Sell	0.700%	12/20/2012	RBS	100	(3)
Fannie Mae 5.250% due 08/01/2012	Sell	0.785%	12/20/2012	RBS	100	(3)
Fannie Mae 5.250% due 08/01/2012	Sell	0.840%	12/20/2012	RBS	300	(8)
Fannie Mae 5.250% due 08/01/2012	Sell	0.950%	12/20/2012	RBS	100	(2)
Fannie Mae 5.500% due 06/09/2033	Sell	0.440%	12/20/2012	LEH	100	(1)
Fannie Mae 5.500% due 06/09/2033	Sell	0.445%	12/20/2012	LEH	100	(1)
Fannie Mae 5.500% due 06/09/2033	Sell	0.510%	12/20/2012	RBS	100	0
Fannie Mae 5.500% due 06/09/2033	Sell	0.520%	03/20/2013	RBS	300	(1)
Fannie Mae 5.500% due 06/09/2033	Sell	0.615%	03/20/2013	LEH	200	0
Freddie Mac 5.080% due 02/07/2019	Sell	0.615%	03/20/2013	LEH	300	0
Freddie Mac 5.080% due 02/07/2019	Sell	0.730%	03/20/2013	RBS	100	0
Freddie Mac 5.080% due 02/07/2019	Sell	0.860%	03/20/2013	BCLY	100	1
Freddie Mac 5.875% due 03/21/2011	Sell	0.850%	12/20/2012	CSFB	100	(3)
Gannett Co., Inc. 6.375% due 04/01/2012	Sell	1.800%	03/20/2013	UBS	100	(4)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	100	0
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2009	CITI	100	0
General Motors Corp. 7.125% due 07/15/2013	Sell	4.850%	12/20/2012	BCLY	500	(158)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.880%	12/20/2012	MLP	300	(95)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	GSC	300	(93)
General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	12/20/2012	LEH	300	(93)
General Motors Corp. 7.125% due 07/15/2013	Sell	6.650%	12/20/2012	MLP	200	(54)
GMAC LLC 6.875% due 08/28/2012	Sell	1.000%	09/20/2008	BOA	1,000	(28)
HSBC Finance Corp. 7.000% due 05/15/2012	Sell	1.800%	03/20/2010	RBS	100	0
Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.300%	09/20/2008	RBS	100	(1)
MBIA, Inc. 2.760% due 10/06/2010	Sell	2.800%	12/20/2012	BOA	100	(42)
MBIA, Inc. 2.760% due 10/06/2010	Sell	3.400%	12/20/2012	DUB	100	(42)
MBIA, Inc. 6.625% due 10/01/2028	Sell	4.000%	12/20/2012	BOA	100	(38)
MBIA, Inc. 6.625% due 10/01/2028	Sell	5.050%	12/20/2012	WAC	100	(36)
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.700%	03/20/2013	JPM	100	3
MetLife, Inc. 5.000% due 06/15/2015	Sell	1.720%	03/20/2013	LEH	200	6
MetLife, Inc. 5.000% due 06/15/2015	Sell	2.260%	03/20/2013	LEH	300	15
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	BCLY	1,000	(16)
Michigan State General Obligation Bonds, Series 2003 5.250% due 05/01/2020	Sell	0.400%	12/20/2017	LEH	100	(2)
Michigan State General Obligation Notes, Series 2003 5.250% due 05/01/2017	Sell	0.440%	03/20/2018	GSC	100	(2)
Multiple Reference Entities of Gazprom	Sell	1.430%	12/20/2008	JPM	500	1
Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	DUB	300	(8)
Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	BCLY	200	(7)
New York City, New York General Obligation Bonds, Series 2007 5.000% due 01/01/2026	Sell	0.420%	12/20/2017	LEH	100	(1)
New York City, New York General Obligation Notes, Series 2007 5.000% due 01/01/2017	Sell	0.450%	03/20/2018	GSC	100	0
Ohio State General Obligation Bonds, Series 2007 5.000% due 09/01/2020	Sell	0.300%	12/20/2017	LEH	100	0

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  StocksPLUS® Growth and Income Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	LEH	$100	$0
Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	LEH	200	0
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.800%	03/20/2013	BCLY	100	2
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.870%	03/20/2013	CSFB	100	2
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.900%	03/20/2013	RBS	100	2
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	1.960%	03/20/2013	CSFB	300	7
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	JPM	400	15
Prudential Financial, Inc. 4.500% due 07/15/2013	Sell	2.350%	03/20/2013	RBS	100	4
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.310%	12/20/2008	LEH	100	0
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.670%	03/20/2009	GSC	500	2
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BCLY	100	(1)
SLM Corp. 5.125% due 08/27/2012	Sell	3.000%	12/20/2008	BOA	100	(1)
SLM Corp. 5.125% due 08/27/2012	Sell	4.500%	03/20/2009	BNP	100	(1)
SLM Corp. 5.125% due 08/27/2012	Sell	4.600%	03/20/2010	MLP	100	(2)
SLM Corp. 5.125% due 08/27/2012	Sell	2.860%	12/20/2012	BOA	100	(7)
SLM Corp. 5.125% due 08/27/2012	Sell	4.930%	03/20/2013	JPM	100	1
SLM Corp. 5.125% due 08/27/2012	Sell	5.025%	03/20/2013	BOA	200	4

						$(697)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	CITI	$500	$(31)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	700	3
Dow Jones CDX N.A. IG9 Index	Sell	0.708%		12/20/2012	DUB	400	3

							$(25)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty		Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$9,400	$(42)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		4,800	(35)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		1,600	(12)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		6,400	(28)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		1,600	(5)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		300	4
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		900	2
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		1,100	(27)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		3,800	(33)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		400	(8)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	LEH		700	(20)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	1,000	(24)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		100	(6)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.995%	03/15/2012	GSC		2,100	(116)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		100	(6)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS	GBP	300	(3)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		1,800	(8)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	CSFB		200	15
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	DUB		400	(6)
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	400	(11)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		300	(8)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		100	(3)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		200	(2)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		200	(2)

							$(384)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Basis Swaps
Receive	Pay	Expiration Date	Counterparty	Notional Amount	Unrealized (Depreciation)
FFR plus 0.700%	3-Month USD-LIBOR	09/18/2008	BOA	$11,100	$(1)
FFR plus 0.700%	3-Month USD-LIBOR	09/18/2008	CITI	4,300	0
FFR plus 0.700%	3-Month USD-LIBOR	12/17/2008	CITI	2,100	0

					$(1)

(e)	Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 2-Year Note September Futures	$111.000	08/22/2008	124	$4	$2
Put - CBOT U.S. Treasury 10-Year Note September Futures	86.000	08/22/2008	11	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	92.000	08/22/2008	52	1	1
Put - CME S&P 500 Index September Futures	600.000	09/18/2008	100	3	0
Put - CME S&P 500 Index September Futures	625.000	09/18/2008	86	3	0

				$11	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$800	$9	$4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	2,500	22	7
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	1,500	16	4
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	13

							$69	$28

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Treasury Inflation Protected Securities 3.125% due 11/15/2009	$ 104.188	07/25/2008	$500	$0	$0
Call - OTC Treasury Inflation Protected Securities 3.250% due 12/15/2009	104.641	07/25/2008	300	0	0
Call - OTC U.S. Treasury Note 2.125% due 04/30/2010	103.000	09/04/2008	11,700	2	0
Put - OTC Freddie Mac 6.000% due 07/01/2038	88.000	07/07/2008	900	0	0

				$2	$0

(f)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$ 117.000	08/22/2008	17	$10	$6
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	17	15	6

				$25	$12

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	$300	$10	$6
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	900	22	12
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	500	15	7
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	1,000	22	14

							$69	$39

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  StocksPLUS® Growth and Income Portfolio  (Cont.)

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	9	$9,000	$111
Sales	250	2,700	193
Closing Buys	(3)	(9,000)	(108)
Expirations	(222)	0	(102)
Exercised	0	0	0

Balance at 06/30/2008	34	$2,700	$94

(g)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
U.S. Treasury Notes	2.125%	04/30/2010	$11,700	$11,550	$11,672
U.S. Treasury Notes	3.125%	11/30/2009	500	502	508
U.S. Treasury Notes	3.250%	12/31/2009	300	302	304

				$12,354	$12,484

(3)	Market value includes $53 of interest payable on short sales.

(h)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	62	04/2009	$0	$0	$0
Buy	AUD	32	07/2008	0	0	0
Buy	BRL	4,629	07/2008	586	0	586
Sell		4,629	07/2008	0	(167)	(167)
Buy		3,195	12/2008	110	0	110
Sell		1,204	12/2008	0	(58)	(58)
Buy	CNY	1,134	11/2008	2	0	2
Sell	EUR	333	07/2008	0	(5)	(5)
Sell	GBP	733	08/2008	0	(8)	(8)
Buy	IDR	617,400	10/2008	1	0	1
Buy	INR	6,661	11/2008	0	(13)	(13)
Sell	JPY	14,336	07/2008	0	(2)	(2)
Buy	KRW	631,223	08/2008	0	(69)	(69)
Sell		631,223	08/2008	1	0	1
Buy	KWD	5	04/2009	0	0	0
Buy	MXN	2,882	07/2008	20	0	20
Sell		2,882	07/2008	0	(12)	(12)
Buy	MYR	653	11/2008	0	(3)	(3)
Buy		460	02/2009	0	(3)	(3)
Buy	PHP	13,165	08/2008	0	(8)	(8)
Buy	PLN	768	07/2008	81	0	81
Sell		768	07/2008	0	(53)	(53)
Buy	RUB	13,046	07/2008	29	0	29
Sell		13,046	07/2008	0	(25)	(25)
Buy		4,353	11/2008	9	0	9
Sell		756	11/2008	0	(2)	(2)
Buy		2,174	05/2009	1	0	1
Sell		3,597	05/2009	0	(3)	(3)
Buy	SAR	62	04/2009	0	0	0
Buy	SGD	1,323	11/2008	24	0	24
Buy	ZAR	85	07/2008	0	(2)	(2)
Sell		85	07/2008	0	0	0
Buy		85	12/2008	0	0	0

				$864	$(433)	$431

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$60,212	$252	$60,464
Other Financial Instruments ++	(4,567)	(13,008)	(150)	(17,725)

Total	$(4,567)	$47,204	$102	$42,739

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$389	$(467)	$6	$(865)	$1,189	$252
Other Financial Instruments ++	2	0	0	(113)	(39)	(150)

Total	$391	$(467)	$6	$(978)	$1,150	$102

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Notes to Financial Statements

1.  ORGANIZATION

The StocksPLUS® Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(g) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(l) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include:

(i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(o) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(p) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

(q) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.10%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$74,074	$82,756	$11,030	$8,736

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	7	$73	131	$1,518
Administrative Class	203	2,081	435	4,956
Issued as reinvestment of distributions
Institutional Class	2	21	31	351
Administrative Class	247	2,407	550	6,255
Cost of shares redeemed
Institutional Class	(357)	(3,844)	(277)	(3,197)
Administrative Class	(842)	(8,593)	(1,570)	(17,948)
Net (decrease) resulting from Portfolio share transactions	(740)	$(7,855)	(700)	$(8,065)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	98
Administrative Class	5	89

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Porfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 79	$ (2,971)	$ (2,892)

22	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	23

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

StocksPLUS® Total Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the StocksPLUS® Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described under “Portfolio Insights”, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO StocksPLUS® Total Return Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Government Agencies	40.9%
Corporate Bonds & Notes	34.3%
Asset-Backed Securities	10.7%
Mortgage-Backed Securities	8.7%
Short-Term Instruments	4.4%
Other	1.0%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (09/30/05)
PIMCO StocksPLUS® Total Return Portfolio Administrative Class	-12.44%	-8.55%	4.09%
S&P 500 Index±	-11.91%	-13.12%	3.48%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.14% for Administrative Class shares.

± S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$875.60	$1,014.97
Expenses Paid During Period à	$9.28	$9.97

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Total Return Portfolio seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

»	The S&P 500 Index declined 11.91% over six-month period, led by large price declines of companies within the financial sector.

»	U.S. duration exposure benefited returns as short-term rates fell substantially over the period.

»	Positions in U.K. short-term rates detracted from performance as U.K. short-term rates increased.

»	An emphasis on mortgage-backed securities detracted from returns as spreads widened during the period.

»	Exposure to other spread sectors, including investment-grade corporates, high-yield corporates, and emerging markets, detracted from performance as spreads widened during the period.

»	Currency strategies benefited performance overall as most emerging market currencies appreciated versus the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  StocksPLUS® Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2008+	12/31/2007		12/31/2006		09/30/2005-12/31/2005

Administrative Class
Net asset value beginning of year or period	$11.12	$11.38		$10.19		$10.00
Net investment income (a)	0.23	0.52		0.42		0.09
Net realized/unrealized gain (loss) on investments	(1.60)	0.57		1.02		0.10
Total income (loss) from investment operations	(1.37)	1.09		1.44		0.19
Dividends from net investment income	(0.28)	(0.45)		(0.16)		0.00
Distributions from net realized capital gains	0.00	(0.90)		(0.09)		0.00
Total distributions	(0.28)	(1.35)		(0.25)		0.00
Net asset value end of year or period	$9.47	$11.12		$11.38		$10.19
Total return	(12.44)%	9.57%		14.19%		1.90%
Net assets end of year or period (000s)	$3,976	$4,483		$3,749		$3,056
Ratio of expenses to average net assets	1.99%*	1.18	%(d)	0.88	%(c)	0.90	%*(b)
Ratio of expenses to average net assets excluding interest expense	0.79%*	0.83	%(d)	0.88	%(c)	0.89	%*(b)
Ratio of net investment income to average net assets	4.44%*	4.46%		3.95%		3.77	%*
Portfolio turnover rate	119%	223%		415%		43%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.10%.
(c)	Effective October 1, 2006, the advisory fee was reduced to 0.44%.
(d)	Effective October 1, 2007, the advisory fee was reduced to 0.39%.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  StocksPLUS® Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$4,913
Repurchase agreements, at value	217
Cash	1
Deposits with counterparty	365
Foreign currency, at value	7
Receivable for investments sold	301
Interest and dividends receivable	30
Variation margin receivable	5
Swap premiums paid	6
Unrealized appreciation on foreign currency contracts	37
Unrealized appreciation on swap agreements	1
5,883

Liabilities:
Payable for the reverse repurchase agreements	$1,553
Payable for short sales	300
Written options outstanding	1
Accrued investment advisory fee	1
Accrued administrative fee	1
Accrued servicing fee	1
Swap premiums received	1
Unrealized depreciation on foreign currency contracts	25
Unrealized depreciation on swap agreements	24
1,907

Net Assets	$3,976

Net Assets Consist of:
Paid in capital	$4,339
Undistributed net investment income	125
Accumulated undistributed net realized (loss)	(32)
Net unrealized (depreciation)	(456)
$3,976

Net Assets:
Administrative Class	$3,976

Shares Issued and Outstanding:
Administrative Class	420

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$9.47

Cost of Investments Owned	$4,982
Cost of Repurchase Agreements Owned	$217
Cost of Foreign Currency Held	$7
Proceeds Received on Short Sales	$298
Premiums Received on Written Options	$2

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  StocksPLUS® Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$136
Total Income	136

Expenses:
Investment advisory fees	8
Administrative fees	5
Servicing fees – Administrative Class	3
Interest expense	26
Total Expenses	42

Net Investment Income	94

Net Realized and Unrealized (Loss):
Net realized gain on investments	3
Net realized (loss) on futures contracts, written options and swaps	(84)
Net realized gain on foreign currency transactions	17
Net change in unrealized (depreciation) on investments	(80)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(497)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(13)
Net (Loss)	(654)

Net (Decrease) in Net Assets Resulting from Operations	$(560)

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  StocksPLUS® Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$94	$188
Net realized gain (loss)	(64)	91
Net change in unrealized appreciation (depreciation)	(590)	96
Net increase (decrease) resulting from operations	(560)	375

Distributions to Shareholders:
From net investment income
Administrative Class	(115)	(164)
From net realized capital gains
Administrative Class	0	(332)

Total Distributions	(115)	(496)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	145	610
Issued as reinvestment of distributions
Administrative Class	115	496
Cost of shares redeemed
Administrative Class	(92)	(251)
Net increase resulting from Portfolio share transactions	168	855

Total Increase (Decrease) in Net Assets	(507)	734

Net Assets:
Beginning of period	4,483	3,749
End of period*	$3,976	$4,483

*Including undistributed net investment income of:	$125	$146

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Cash Flows  StocksPLUS® Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Decrease in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net decrease in net assets resulting from operations	$(560)

Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(6,677)
Proceeds from sales of long-term securities	6,114
Sale of short-term portfolio investments, net	108
Increase in deposits with counterparty	(125)
Increase in interest receivable	(8)
Increase in receivable for investments sold	(301)
Decrease in payable for investments purchased	(97)
Increase in swap premiums received	2
Decrease in investment advisory fee	(1)
Payment from futures transactions	(623)
Net amortization on investments	(1)
Proceeds from short sale transactions	300
Unrealized depreciation on investments	590
Net realized loss on investments	64
Net cash used for operating activities	(1,215)

Cash flows received from financing activities:
Proceeds from shares sold	145
Payment on shares redeemed	92
Cash dividend paid*	230
Net borrowing from reverse repurchase agreements	746
Net cash received from financing activities	1,213

Net Decrease in Cash and Foreign Currency	(2)

Cash and Foreign Currency:
Beginning of period	10
End of period	$8

* Reinvestment of dividends	$115

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments   StocksPLUS® Total Return Portfolio

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 44.3%

BANKING & FINANCE 32.9%

American International Group, Inc.
2.844% due 10/18/2011	$60	$56
5.850% due 01/16/2018	30	28

Bank of America Corp.
6.000% due 09/01/2017	10	10
8.000% due 12/29/2049	40	38

Bank of America N.A.
2.786% due 06/12/2009	40	40

Bank of Ireland
2.862% due 12/18/2009	20	20

Bank of Scotland PLC
2.737% due 12/08/2010	100	98

Barclays Bank PLC
6.050% due 12/04/2017	10	10

Bear Stearns Cos., Inc.
2.836% due 11/28/2011	60	58

BNP Paribas
5.186% due 06/29/2049	30	26

Citigroup, Inc.
2.869% due 05/18/2010	50	49
5.500% due 04/11/2013	40	39

Countrywide Home Loans, Inc.
6.250% due 04/15/2009	100	98

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	40	31

General Electric Capital Corp.
2.788% due 10/06/2010	20	20
2.918% due 10/21/2010	20	20

Goldman Sachs Group, Inc.
2.800% due 11/16/2009	10	10
2.891% due 06/23/2009	30	30
5.625% due 01/15/2017	20	18

HSBC Finance Corp.
2.966% due 05/10/2010	40	39

JPMorgan Chase & Co.
6.625% due 03/15/2012	50	52

Lehman Brothers Holdings, Inc.
2.778% due 05/25/2010	50	46
2.998% due 10/22/2008	30	30
6.200% due 09/26/2014	10	9

Merrill Lynch & Co., Inc.
2.748% due 08/22/2008	30	30
4.495% due 05/20/2009	100	99

Monumental Global Funding Ltd.
5.500% due 04/22/2013	30	30

RBS Capital Trust III
5.512% due 09/29/2049	60	52

UBS AG
3.704% due 05/05/2010	100	100

Wachovia Corp.
2.949% due 10/28/2008	30	29
7.980% due 12/31/2049	100	92

		1,307

INDUSTRIALS 9.2%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	20	22

Amgen, Inc.
2.726% due 11/28/2008	20	20

Anadarko Petroleum Corp.
3.176% due 09/15/2009	30	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	$10	$11

EchoStar DBS Corp.
5.750% due 10/01/2008	20	20

GlaxoSmithKline Capital, Inc.
3.310% due 05/13/2010	100	100

Home Depot, Inc.
2.901% due 12/16/2009	20	20

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	40	39

Reynolds American, Inc.
3.476% due 06/15/2011	40	38

Time Warner, Inc.
5.875% due 11/15/2016	10	9

Transocean, Inc.
2.873% due 09/05/2008	10	10

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	20	20

WEA Finance LLC
5.700% due 10/01/2016	30	28

		367

UTILITIES 2.2%

BellSouth Corp.
2.776% due 08/15/2008	30	30

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	10	10

NiSource Finance Corp.
3.208% due 11/23/2009	50	48

		88

Total Corporate Bonds & Notes (Cost $1,801)		1,762

MUNICIPAL BONDS & NOTES 1.2%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	50	49

Total Municipal Bonds & Notes (Cost $50)		49

U.S. GOVERNMENT AGENCIES 52.8%

Fannie Mae
4.424% due 09/01/2035	13	12
4.512% due 06/01/2035	13	13
4.591% due 10/01/2035	7	7
4.618% due 09/01/2035	11	11
4.673% due 12/01/2033	7	7
4.677% due 12/01/2033	3	2
4.834% due 06/01/2035	15	15
4.991% due 06/01/2035	13	13
5.500% due 08/01/2035	19	19
5.500% due 10/01/2035 - 05/01/2037 (a)	1,541	1,523
6.000% due 12/01/2026	38	39

Freddie Mac
2.621% due 08/15/2019 - 10/15/2020	130	128
2.701% due 02/15/2019	84	83
4.343% due 09/01/2035	3	3
4.704% due 08/01/2035	14	14
4.729% due 09/01/2035	10	10
4.863% due 11/01/2034	11	11
4.994% due 02/25/2045	3	3

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 09/01/2037 (a)	$189	$187

Total U.S. Government Agencies (Cost $2,097)		2,100

MORTGAGE-BACKED SECURITIES 11.2%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	10	9

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	3	3

Bear Stearns Adjustable Rate Mortgage Trust
4.676% due 07/25/2034	6	5

Countrywide Alternative Loan Trust
2.662% due 05/25/2047	25	17

Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035	19	19
4.799% due 11/25/2034	15	15

Harborview Mortgage Loan Trust
3.938% due 06/19/2034	100	89
5.145% due 07/19/2035	23	21

Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	13	13

Indymac Index Mortgage Loan Trust
5.240% due 01/25/2036	5	5

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	40	37

JPMorgan Mortgage Trust
5.020% due 02/25/2035	26	24

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	56	56

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	22	22

TBW Mortgage-Backed Pass-Through Certificates
2.592% due 01/25/2037	16	16

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	20	19

WaMu Mortgage Pass-Through Certificates
4.528% due 02/25/2046	18	13

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	8	7
4.992% due 10/25/2035	56	55

Total Mortgage-Backed Securities (Cost $473)		445

ASSET-BACKED SECURITIES 13.8%

ACE Securities Corp.
2.532% due 12/25/2036	19	18

BA Credit Card Trust
2.671% due 01/15/2013	100	99
3.671% due 12/16/2013	40	41

Bear Stearns Asset-Backed Securities Trust
2.562% due 10/25/2036	16	16

Chase Credit Card Master Trust
2.581% due 02/15/2011	10	10

Citigroup Mortgage Loan Trust, Inc.
2.542% due 05/25/2037	24	23

Countrywide Asset-Backed Certificates
2.552% due 06/25/2037	23	22
2.592% due 10/25/2046	14	14

Daimler Chrysler Auto Trust
3.928% due 09/10/2012	40	40

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

First NLC Trust
2.552% due 08/25/2037	$16	$15

First USA Credit Card Master Trust
2.641% due 04/18/2011	40	40

Ford Credit Auto Owner Trust
3.671% due 12/15/2010	40	40

Lehman XS Trust
2.552% due 05/25/2046	6	6

Morgan Stanley ABS Capital I
2.532% due 10/25/2036	13	13

Nationstar Home Equity Loan Trust
2.602% due 04/25/2037	28	28

Residential Asset Securities Corp.
2.552% due 11/25/2036	11	11

SLM Student Loan Trust
2.960% due 04/25/2017	100	99

Specialty Underwriting & Residential Finance
2.528% due 11/25/2037	13	12

Total Asset-Backed Securities (Cost $551)		547

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.7%

CERTIFICATES OF DEPOSIT 0.2%

Skandinaviska Enskilda Banken AB
2.675% due 02/13/2009	$10	$10

REPURCHASE AGREEMENTS 5.5%

State Street Bank and Trust Co.
1.650% due 07/01/2008	217	217

(Dated 06/30/2008. Collateralized by Fannie Mae 6.300% due 12/21/2026 valued at $221. Repurchase proceeds are $217.)
Total Short-Term Instruments (Cost $227)		227

PURCHASED OPTIONS (d) 0.0%
(Cost $0)		0

Total Investments 129.0% (Cost $5,199)		$5,130

Written Options (e) (0.0%) (Premiums $2)		(1)

Other Assets and Liabilities (Net) (29.0%)		(1,153)

Net Assets 100.0%		$3,976

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $1,793 at a weighted average interest rate of 2.825%. On June 30, 2008, securities valued at $1,636 were pledged as collateral for reverse repurchase agreements.
(b)	Cash of $365 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1	$0
90-Day Eurodollar December Futures	Long	12/2009	6	(6)
90-Day Eurodollar June Futures	Long	06/2009	6	(9)
90-Day Eurodollar March Futures	Long	03/2009	2	(3)
90-Day Eurodollar March Futures	Long	03/2010	4	(3)
90-Day Eurodollar September Futures	Long	09/2009	9	(2)
E-mini S&P 500 Index September Futures	Long	09/2008	17	(103)
S&P 500 Index September Futures	Long	09/2008	9	(252)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	2	1

				$(376)

(c)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.880%	03/20/2013	RBS	$200	$(1)
Chrysler Financial 9.360% due 08/03/2012	Sell	5.150%	09/20/2012	DUB	100	(15)
GMAC LLC 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	MSC	10	0
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	BCLY	40	0
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	CSFB	40	0
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	MSC	40	0

						$(16)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  StocksPLUS® Total Return Portfolio  (Cont.)

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	$100	$0
Dow Jones CDX N.A. IG9 Index	Sell	0.771%		12/20/2012	MSC	100	1

							$1

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	100	$(1)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		$100	0
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BCLY		200	(5)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS	EUR	40	(2)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC	GBP	100	0

							$(8)

(d)	Purchased options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index September Futures	$600.000	09/18/2008	7	$0	$0
Put - CME S&P 500 Index September Futures	625.000	09/18/2008	6	0	0

				$0	$0

(e)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	1	$1	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	1	1	0

				$2	$1

Transactions	in written call and put options for the period ended June 30, 2008:

	# of Contracts	Premium
Balance at 12/31/2007	0	$0
Sales	2	2
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at 06/30/2008	2	$2

(f)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	2.125%	01/31/2010	$100	$99	$101
U.S. Treasury Notes	2.125%	04/30/2010	200	199	199

				$298	$300

(3)	Market value includes $2 of interest payable on short sales.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(g)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	4	04/2009	$0	$0	$0
Buy	AUD	2	07/2008	0	0	0
Buy	BRL	164	07/2008	21	0	21
Sell		164	07/2008	0	(5)	(5)
Buy		156	12/2008	6	0	6
Sell		115	12/2008	0	(6)	(6)
Buy	CNY	75	11/2008	0	0	0
Sell	EUR	25	07/2008	0	0	0
Sell	GBP	45	08/2008	0	(1)	(1)
Buy	INR	396	08/2008	0	(1)	(1)
Buy		1,386	11/2008	0	(3)	(3)
Sell	JPY	962	07/2008	0	0	0
Buy	KRW	20,688	08/2008	0	(2)	(2)
Sell		20,688	08/2008	0	0	0
Buy	KWD	0	04/2009	0	0	0
Buy	MXN	148	07/2008	1	0	1
Sell		148	07/2008	0	(1)	(1)
Buy	MYR	27	11/2008	0	0	0
Buy		13	02/2009	0	0	0
Buy	PHP	687	08/2008	0	0	0
Buy	PLN	64	07/2008	7	0	7
Sell		64	07/2008	0	(5)	(5)
Buy	RUB	538	07/2008	1	0	1
Sell		538	07/2008	0	(1)	(1)
Buy		335	11/2008	1	0	1
Sell		122	11/2008	0	0	0
Sell		213	05/2009	0	0	0
Buy	SAR	4	04/2009	0	0	0
Buy	SEK	20	09/2008	0	0	0
Buy	SGD	44	11/2008	0	0	0
Buy	ZAR	4	07/2008	0	0	0
Sell		4	07/2008	0	0	0
Buy		4	12/2008	0	0	0

				$37	$(25)	$12

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$5,130	$0	$5,130
Other Financial Instruments ++	(376)	(294)	(16)	(686)

Total	$(376)	$4,836	$(16)	$4,444

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$0	$0	$0	$0	$0	$0
Other Financial Instruments ++	1	0	0	(17)	0	(16)

Total	$1	$0	$0	$(17)	$0	$(16)

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Notes to Financial Statements

1.  ORGANIZATION

The StocksPLUS® Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs Level 3, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold

14	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(f) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(g) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(h) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(i) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in

Semiannual Report	June 30, 2008	15

Notes to Financial Statements (Cont.)

the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(j) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(k) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(l) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

16	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(m) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(n) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(o) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.39%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including

Semiannual Report	June 30, 2008	17

Notes to Financial Statements (Cont.)

audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its administrative fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of such Portfolio’s advisory fee, service fees, distribution fees (with respect to Advisor Class only), administrative fees and other expenses borne by the Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2008, the recoverable amount to the Administrator was $8,400.

5. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2008, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$ 0	$ 110

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,078	$5,210	$1,599	$680

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	14	$145	51	$610
Issued as reinvestment of distributions
Administrative Class	12	115	44	496
Cost of shares redeemed
Administrative Class	(9)	(92)	(21)	(251)
Net increase resulting from Portfolio share transactions	17	$168	74	$855

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	2	100	*

*	Allianz Dresdner Asset Management, an indirect wholly owned subsidiary of AGI and a related party to the Portfolio, owned 25% or more of the outstanding shares of beneficial interest of the Portfolio and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 25	$ (94)	$ (69)

20	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	21

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

22	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Government Agencies	57.6%
Corporate Bonds & Notes	23.6%
Short-Term Instruments	6.3%
Mortgage-Backed Securities	6.1%
Asset-Backed Securities	2.6%
Other	3.8%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	10 Years	Class Inception (12/31/97)
PIMCO Total Return Portfolio Administrative Class	2.18%	10.70%	4.50%	5.92%	5.93%
Lehman Brothers U.S. Aggregate Index±	1.13%	7.12%	3.85%	5.68%	5.80%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.83% for Administrative Class shares.

± Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,021.77	$1,020.14
Expenses Paid During Period à	$4.78	$4.77

à Expenses are equal to the Portfolio’s Administrative Class net annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio’s below-benchmark U.S. duration in the latter half of the period added to returns as the ten-year U.S. Treasury yield rose during this period.

»	A curve-steepening bias in the U.S. benefited performance as two-year rates fell more than longer rates.

»	An overweight to mortgage-backed securities (“MBS”) detracted from returns as MBS trailed like-duration U.S. Treasuries amid rising volatility and tremendous illiquidity in the market.

»	An underweight to corporate securities added to performance as corporates trailed like-duration U.S. Treasuries.

»	Exposure to non-U.S. developed bonds, specifically in the U.K., detracted from returns as the yield curve flattened in the U.K.

»	An allocation to emerging market bonds detracted from returns as the sector underperformed like-duration U.S. Treasuries as spreads widened.

»	Exposure to a variety of foreign currencies, with an emphasis on emerging market currencies, benefited performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Administrative Class
Net asset value beginning of year or period	$10.49	$10.12	$10.24	$10.51	$10.36	$10.23
Net investment income (a)	0.23	0.49	0.44	0.35	0.19	0.25
Net realized/unrealized gain (loss) on investments	0.00	0.37	(0.06)	(0.09)	0.31	0.26
Total income from investment operations	0.23	0.86	0.38	0.26	0.50	0.51
Dividends from net investment income	(0.24)	(0.49)	(0.45)	(0.36)	(0.20)	(0.30)
Distributions from net realized capital gains	0.00	0.00	(0.05)	(0.17)	(0.15)	(0.08)
Total distributions	(0.24)	(0.49)	(0.50)	(0.53)	(0.35)	(0.38)
Net asset value end of year or period	$10.48	$10.49	$10.12	$10.24	$10.51	$10.36
Total return	2.18%	8.74%	3.84%	2.45%	4.89%	5.04%
Net assets end of year or period (000s)	$4,196,965	$3,893,715	$3,114,697	$2,704,383	$2,352,679	$1,908,336
Ratio of expenses to average net assets	0.95%*	0.83%	0.67%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	4.40%*	4.78%	4.36%	3.38%	1.79%	2.45%
Portfolio turnover rate	120%	298%	303%	344%	373%	193%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$5,039,415
Repurchase agreements, at value	50,530
Cash	1,038
Deposits with counterparty	29,317
Foreign currency, at value	8,454
Receivable for investments sold	452,622
Receivable for investments sold on a delayed-delivery basis	70,407
Receivable for Portfolio shares sold	28,075
Interest and dividends receivable	26,866
Variation margin receivable	382
Swap premiums paid	7,084
Unrealized appreciation on foreign currency contracts	28,352
Unrealized appreciation on swap agreements	8,135
5,750,677

Liabilities:
Payable for the reverse repurchase agreements	$271,591
Payable for investments purchased	459,608
Payable for Portfolio shares redeemed	38,374
Payable for short sales	444,654
Written options outstanding	11,405
Dividends payable	1,604
Accrued investment advisory fee	879
Accrued administrative fee	879
Accrued distribution fee	23
Accrued servicing fee	448
Variation margin payable	752
Swap premiums received	12,337
Unrealized depreciation on foreign currency contracts	18,999
Unrealized depreciation on swap agreements	28,168
1,289,721

Net Assets	$4,460,956

Net Assets Consist of:
Paid in capital	$4,370,582
Undistributed net investment income	7,979
Accumulated undistributed net realized gain	154,165
Net unrealized (depreciation)	(71,770)
$4,460,956

Net Assets:
Institutional Class	$212,183
Administrative Class	4,196,965
Advisor Class	51,808

Shares Issued and Outstanding:
Institutional Class	20,239
Administrative Class	400,340
Advisor Class	4,942

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.48
Administrative Class	10.48
Advisor Class	10.48

Cost of Investments Owned	$5,124,000
Cost of Repurchase Agreements Owned	$50,530
Cost of Foreign Currency Held	$8,449
Proceeds Received on Short Sales	$440,666
Premiums Received on Written Options	$19,955

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$116,674
Dividends	371
Miscellaneous income	22
Total Income	117,067

Expenses:
Investment advisory fees	5,437
Administrative fees	5,437
Servicing fees – Administrative Class	3,065
Distribution fees – Advisor Class	52
Trustees’ fees	29
Interest expense	6,527
Total Expenses	20,547

Net Investment Income	96,520

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	85,270
Net realized gain on futures contracts, written options and swaps	69,906
Net realized gain on foreign currency transactions	17,617
Net change in unrealized (depreciation) on investments	(120,830)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(49,392)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(9,667)
Net (Loss)	(7,096)

Net Increase in Net Assets Resulting from Operations	$89,424

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$96,520	$176,624
Net realized gain	172,793	8,199
Net change in unrealized appreciation (depreciation)	(179,889)	136,427
Net increase resulting from operations	89,424	321,250

Distributions to Shareholders:
From net investment income
Institutional Class	(5,205)	(8,995)
Administrative Class	(93,343)	(167,600)
Advisor Class	(932)	(1,260)

Total Distributions	(99,480)	(177,855)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	46,357	69,824
Administrative Class	683,881	1,239,373
Advisor Class	23,682	17,136
Issued as reinvestment of distributions
Institutional Class	5,204	8,995
Administrative Class	82,750	147,809
Advisor Class	932	1,260
Cost of shares redeemed
Institutional Class	(46,236)	(37,799)
Administrative Class	(454,105)	(742,819)
Advisor Class	(5,159)	(5,724)
Net increase resulting from Portfolio share transactions	337,306	698,055

Total Increase in Net Assets	327,250	841,450

Net Assets:
Beginning of period	4,133,706	3,292,256
End of period*	$4,460,956	$4,133,706

*Including undistributed net investment income of:	$7,979	$10,939

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Cablevision Industries Corp.
4.225% due 03/30/2013	$29	$28

Cablevision Term B
4.225% due 03/30/2013	11,539	10,989

Daimler Finance North America LLC
6.780% due 08/03/2012	17,865	14,797

Fresenius Medical Care Capital Trust
4.019% due 03/22/2013	98	96
4.071% due 03/22/2013	1,062	1,033
4.091% due 03/22/2013	49	48
4.184% due 03/22/2013	345	336

HCA, Inc.
4.696% due 11/16/2012	4,793	4,497

Texas Competitive Electric Holdings Co., LLC
5.948% due 10/10/2014	605	561
6.234% due 10/10/2014	3,666	3,401
6.478% due 10/10/2014	716	664

Total Bank Loan Obligations (Cost $38,694)		36,450

CORPORATE BONDS & NOTES 27.0%

BANKING & FINANCE 20.4%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	5,800	5,786

American Express Bank FSB
2.481% due 10/16/2008	8,100	8,090
2.542% due 10/20/2009	6,800	6,713
6.000% due 09/13/2017	3,900	3,775

American Express Centurion Bank
2.495% due 06/12/2009	9,100	9,029
6.000% due 09/13/2017	3,900	3,775

American Express Co.
7.000% due 03/19/2018	200	203

American Express Credit Corp.
2.508% due 11/09/2009	6,700	6,543

American International Group, Inc.
2.521% due 06/16/2009	5,400	5,302
5.050% due 10/01/2015	1,300	1,181
6.250% due 03/15/2037	2,100	1,652

Bank of America Corp.
2.904% due 11/06/2009	4,000	3,964
3.012% due 09/18/2009	6,100	6,080
4.875% due 09/15/2012	10,000	9,834
5.375% due 09/11/2012	5,400	5,417
6.000% due 09/01/2017	7,000	6,766

Bank of America N.A.
2.638% due 02/27/2009	5,200	5,182
2.812% due 12/18/2008	1,000	998
6.000% due 10/15/2036	2,100	1,869

Bank of Scotland PLC
2.756% due 07/17/2009	10,400	10,397

Barclays Bank PLC
5.450% due 09/12/2012	40,000	40,517

Bear Stearns Cos., Inc.
2.768% due 08/21/2009	18,300	18,094
2.839% due 05/18/2010	12,200	11,914
2.891% due 03/30/2009	7,100	7,039
3.199% due 01/30/2009	7,180	7,155

BNP Paribas
5.186% due 06/29/2049	15,600	13,580

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,300	3,961

Caelus Re Ltd.
8.923% due 06/07/2011	2,700	2,699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CIT Group, Inc.
2.839% due 08/17/2009	$7,100	$6,464
2.959% due 12/19/2008	2,400	2,375
3.049% due 01/30/2009	13,700	13,257

Citigroup Capital XXI
8.300% due 12/21/2057	14,500	13,753

Citigroup Funding, Inc.
2.481% due 04/23/2009	4,000	3,948
2.667% due 12/08/2008	2,000	1,985
2.809% due 06/26/2009	5,300	5,228

Citigroup, Inc.
2.831% due 12/28/2009	5,300	5,171
2.848% due 12/26/2008	21,880	21,795
5.300% due 10/17/2012	2,200	2,149
5.500% due 08/27/2012	5,500	5,430
5.500% due 04/11/2013	20,900	20,427
5.850% due 07/02/2013	1,400	1,388
6.125% due 05/15/2018	3,000	2,880
6.125% due 08/25/2036	15,000	12,740

Credit Agricole S.A.
2.646% due 05/28/2009	5,900	5,875
2.694% due 05/28/2010	6,800	6,732

DBS Bank Ltd.
2.940% due 05/16/2017	1,000	935

Deutsche Bank AG
6.000% due 09/01/2017	12,400	12,560

DnB NOR Bank ASA
2.780% due 10/13/2009	5,700	5,704

Export-Import Bank of China
4.875% due 07/21/2015	900	876

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	1,000	854
5.800% due 01/12/2009	1,800	1,719
7.250% due 10/25/2011	200	155
7.375% due 10/28/2009	5,000	4,556
7.375% due 02/01/2011	200	162
7.875% due 06/15/2010	600	518
8.625% due 11/01/2010	400	340

General Electric Capital Corp.
2.746% due 08/15/2011	14,200	13,992
2.768% due 01/05/2009	2,200	2,200
2.788% due 10/06/2010	3,900	3,872
2.888% due 01/20/2010	5,400	5,380
2.918% due 10/21/2010	7,660	7,614
2.937% due 10/26/2009	11,500	11,463
5.875% due 01/14/2038	8,100	7,375
6.375% due 11/15/2067	12,200	11,570

GMAC LLC
3.951% due 09/23/2008	3,900	3,841
6.000% due 12/15/2011	1,100	758

Goldman Sachs Group, Inc.
2.806% due 11/10/2008	7,100	7,084
2.841% due 12/23/2008	1,600	1,595
2.851% due 03/30/2009	8,700	8,648
2.891% due 12/22/2008	4,800	4,687
2.891% due 06/23/2009	13,070	12,937
3.012% due 07/29/2008	6,000	5,998
5.950% due 01/18/2018	17,300	16,661
6.250% due 09/01/2017	14,900	14,775

HBOS PLC
5.920% due 09/29/2049	1,100	785

HSBC Bank USA N.A.
2.836% due 06/10/2009	7,700	7,665

HSBC Finance Corp.
2.813% due 12/05/2008	5,900	5,876
2.878% due 10/21/2009	4,500	4,396
2.906% due 09/15/2008	3,600	3,598

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Holdings PLC
6.500% due 05/02/2036	$2,300	$2,148
6.500% due 09/15/2037	2,900	2,655

John Deere Capital Corp.
2.763% due 07/15/2008	6,400	6,400

JPMorgan Chase & Co.
2.532% due 06/26/2009	4,900	4,887
2.810% due 05/07/2010	9,700	9,608
6.000% due 01/15/2018	3,900	3,811

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	8,000	7,796

JPMorgan Chase Capital XX
6.550% due 09/29/2036	1,200	1,043

KeyBank N.A.
4.682% due 06/02/2010	10,300	10,266

Lehman Brothers Holdings, Inc.
2.774% due 04/03/2009	5,300	5,146
2.778% due 08/21/2009	11,900	11,676
2.778% due 05/25/2010	5,200	4,819
2.820% due 11/16/2009	15,260	14,547
2.851% due 12/23/2008	800	785
2.954% due 07/18/2011	4,800	4,392
2.966% due 11/10/2009	4,500	4,291
5.625% due 01/24/2013	3,800	3,602
6.875% due 05/02/2018	3,200	3,108

Longpoint Re Ltd.
8.064% due 05/08/2010	2,900	2,900

Merrill Lynch & Co., Inc.
2.756% due 12/04/2009	7,300	7,000
2.768% due 08/14/2009	6,200	6,005
2.808% due 05/08/2009	3,500	3,427
2.831% due 12/22/2008	3,500	3,477
2.960% due 10/23/2008	7,500	7,456
3.120% due 07/25/2011	8,500	7,760
6.875% due 04/25/2018	17,800	16,994

MetLife, Inc.
6.400% due 12/15/2036	1,700	1,492

Metropolitan Life Global Funding I
2.759% due 05/17/2010	15,200	14,998
5.125% due 11/09/2011	8,200	8,301

Morgan Stanley
2.521% due 11/21/2008	4,900	4,879
2.803% due 01/15/2010	8,200	7,933
2.820% due 05/07/2009	8,700	8,566
2.844% due 02/09/2009	14,600	14,467
4.778% due 05/14/2010	11,700	11,661

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	700	608

Mystic Re Ltd.
12.682% due 06/07/2011	2,200	2,251

National Australia Bank Ltd.
2.731% due 09/11/2009	5,300	5,297
5.350% due 06/12/2013	6,100	6,100

Osiris Capital PLC
7.713% due 01/15/2010	3,100	3,126

Petroleum Export Ltd.
5.265% due 06/15/2011	687	682

Phoenix Quake Ltd.
5.134% due 07/03/2008	800	800

Phoenix Quake Wind II Ltd.
6.184% due 07/03/2008	400	400

Phoenix Quake Wind Ltd.
5.134% due 07/03/2008	800	800

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,200	5,208

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Capital LLC
5.758% due 05/22/2009	$7,900	$5,728

Residential Reinsurance 2007 Ltd.
12.932% due 06/07/2010	1,200	1,204

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	1,035

Royal Bank of Scotland Group PLC
2.868% due 07/21/2008	11,400	11,396

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	11,900	11,527

Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009	10,900	10,798
2.861% due 09/19/2008	6,900	6,893

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	4,100	3,487

State Street Capital Trust III
8.250% due 12/29/2049	6,800	6,935

State Street Capital Trust IV
3.776% due 06/15/2037	1,000	772

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,137

UBS AG
5.750% due 04/25/2018	4,600	4,404
5.875% due 12/20/2017	4,700	4,587

UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	316

USB Capital IX
6.189% due 04/15/2049	900	684

VTB Capital S.A.
3.384% due 08/01/2008	6,000	5,948

Wachovia Bank N.A.
2.841% due 03/23/2009	7,100	7,071

Wachovia Corp.
2.732% due 12/01/2009	4,400	4,308
2.843% due 10/15/2011	8,100	7,700
5.750% due 02/01/2018	16,900	15,452

Wachovia Mortgage FSB
2.807% due 03/02/2009	7,900	7,897

Wells Fargo & Co.
2.876% due 09/15/2009	2,415	2,408

ZFS Finance USA Trust I
5.875% due 05/09/2032	4,400	4,029

		909,545

INDUSTRIALS 4.3%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	100	111

Amgen, Inc.
2.726% due 11/28/2008	7,000	6,979

Anadarko Petroleum Corp.
3.176% due 09/15/2009	10,000	9,888

AstraZeneca PLC
5.900% due 09/15/2017	2,500	2,570
6.450% due 09/15/2037	2,400	2,457

BP AMI Leasing, Inc.
2.819% due 06/26/2009	13,600	13,610

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	6,000	6,458

CODELCO, Inc.
6.150% due 10/24/2036	700	669

Comcast Corp.
3.010% due 07/14/2009	7,700	7,641

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.875% due 02/15/2018	$1,700	$1,640
6.450% due 03/15/2037	1,700	1,590

Daimler Finance North America LLC
3.138% due 03/13/2009	2,900	2,892
3.234% due 08/03/2009	6,300	6,250

Dell, Inc.
5.650% due 04/15/2018	11,200	10,844

El Paso Corp.
6.750% due 05/15/2009	6,000	6,056
7.800% due 08/01/2031	1,000	1,014
7.875% due 06/15/2012	5,000	5,230
9.625% due 05/15/2012	800	872

Gaz Capital S.A.
6.212% due 11/22/2016	1,200	1,124
7.343% due 04/11/2013	1,700	1,747
8.146% due 04/11/2018	6,700	6,960

HJ Heinz Co.
6.428% due 12/01/2020	1,100	1,110

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	21,100	20,623

Oracle Corp.
4.950% due 04/15/2013	13,100	13,246
5.750% due 04/15/2018	12,900	12,932

Rohm & Haas Co.
6.000% due 09/15/2017	3,700	3,614

Time Warner, Inc.
2.915% due 11/13/2009	6,600	6,416

Transocean, Inc.
2.873% due 09/05/2008	6,200	6,192

Union Pacific Corp.
5.700% due 08/15/2018	13,800	13,513

United Airlines, Inc.
6.071% due 03/01/2013	1,874	1,847
8.030% due 07/01/2011 (a)	465	515

UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,039

Vale Overseas Ltd.
6.250% due 01/23/2017	1,300	1,266
6.875% due 11/21/2036	1,300	1,216

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,105

		191,236

UTILITIES 2.3%

AT&T, Inc.
2.884% due 02/05/2010	3,600	3,585
2.888% due 11/14/2008	4,200	4,199
4.950% due 01/15/2013	5,200	5,189
5.500% due 02/01/2018	5,200	5,053
6.300% due 01/15/2038	3,600	3,420

BellSouth Corp.
2.776% due 08/15/2008	10,200	10,194

Enel Finance International S.A.
6.250% due 09/15/2017	19,000	19,278

Entergy Gulf States, Inc.
5.700% due 06/01/2015	8,300	8,052
6.000% due 12/01/2012	6,500	6,473

Korea Electric Power Corp.
5.125% due 04/23/2034	90	87

NGPL Pipe Co. LLC
6.514% due 12/15/2012	5,800	5,897

Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	11,477

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	640

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	$2,600	$2,208

TPSA Finance BV
7.750% due 12/10/2008	120	121

Verizon Communications, Inc.
2.833% due 04/03/2009	14,500	14,472
5.250% due 04/15/2013	1,500	1,494

		101,839

Total Corporate Bonds & Notes (Cost $1,229,162)		1,202,620

MUNICIPAL BONDS & NOTES 1.3%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,692

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	14,400	14,138

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	504

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	18,004

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,072

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,070	985

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	11,800	11,573

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	2,193

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	89

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	5,600	5,607

Total Municipal Bonds & Notes (Cost $56,994)		57,857

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.422% due 07/09/2008	10,000	9,932

Total Commodity Index-Linked Notes (Cost $10,000)		9,932

U.S. GOVERNMENT AGENCIES 65.7%

Fannie Mae
2.542% due 12/25/2036 - 07/25/2037	13,015	12,791
2.832% due 03/25/2044	4,903	4,793
4.000% due 10/01/2018	359	342
4.500% due 02/01/2035 - 06/25/2043	3,283	3,203
4.666% due 05/25/2035	1,257	1,280
4.722% due 04/01/2035	3,552	3,587
4.728% due 04/01/2035	2,457	2,481
4.852% due 08/01/2035	5,092	5,115
4.897% due 11/01/2035	254	255
4.952% due 10/01/2032	1,340	1,344

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.994% due 06/01/2043 - 07/01/2044	$5,180	$5,178
5.000% due 02/25/2017 - 07/01/2038	479,453	462,897
5.055% due 09/01/2035	1,961	1,951
5.153% due 08/01/2035	1,778	1,772
5.194% due 09/01/2040	27	28
5.478% due 12/01/2036	2,102	2,109
5.500% due 04/01/2014 - 07/01/2038	1,202,619	1,188,950
5.500% due 05/01/2034 - 02/01/2035 (e)	106,759	105,757
5.529% due 09/01/2034	2,057	2,051
6.000% due 04/01/2016 - 07/01/2038	655,577	663,029
6.000% due 11/01/2037 (e)	49,240	49,744
6.118% due 01/01/2025	25	25
6.500% due 06/01/2029 - 12/01/2037	38,253	39,438
6.848% due 09/01/2039	48	49
7.000% due 04/25/2023 - 06/01/2032	2,747	2,885
7.145% due 11/01/2025	1	1

Federal Housing Administration
7.430% due 01/25/2023	50	50

Freddie Mac
2.621% due 07/15/2019 - 08/15/2019	51,879	50,869
2.621% due 10/15/2020 (e)	57,470	56,340
2.701% due 02/15/2019	39,343	38,573
2.771% due 05/15/2036	4,603	4,525
2.921% due 11/15/2030	28	28
2.971% due 09/15/2030	25	25
4.500% due 04/01/2018 - 10/01/2018	1,978	1,934
4.994% due 02/25/2045	603	560
5.000% due 04/01/2018 - 09/01/2035	10,584	10,471
5.500% due 04/01/2033 - 06/01/2038	38,706	38,180
5.500% due 01/01/2038 (e)	109,091	107,591
6.000% due 07/01/2016 - 07/01/2038	50,876	51,436
6.500% due 03/01/2013 - 03/01/2034	765	801
7.000% due 06/15/2023	1,604	1,676
7.111% due 01/01/2028	2	2
7.216% due 07/01/2027	1	1
7.266% due 07/01/2030	1	1
7.500% due 07/15/2030 - 03/01/2032	227	243
8.500% due 08/01/2024	12	14

Ginnie Mae
2.982% due 09/20/2030	20	20
3.071% due 02/16/2030	209	211
4.750% due 02/20/2032	528	529
5.125% due 10/20/2029 - 11/20/2029	192	193
5.375% due 02/20/2027	4	4
5.500% due 04/15/2033 - 09/15/2033	475	475
5.625% due 07/20/2030	10	10
6.375% due 04/20/2026 - 05/20/2030	83	84
6.500% due 03/15/2031 - 04/15/2032	191	198

Small Business Administration
5.130% due 09/01/2023	65	64
6.030% due 02/01/2012	3,098	3,160
6.290% due 01/01/2021	160	165
6.344% due 08/01/2011	252	258
7.449% due 08/01/2010	5	5
7.500% due 04/01/2017	719	748

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.017% due 02/10/2010	$60	$62

Total U.S. Government Agencies (Cost $2,952,923)		2,930,561

MORTGAGE-BACKED SECURITIES 6.9%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,860	2,559

Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	395	393
4.875% due 06/10/2039	306	306
5.929% due 05/10/2045	6,400	6,261

Banc of America Funding Corp.
4.110% due 05/25/2035	4,491	4,201

Banc of America Mortgage Securities, Inc.
4.139% due 10/25/2033	524	522
5.185% due 05/25/2033	5,890	5,639
6.500% due 10/25/2031	924	928
6.500% due 09/25/2033	398	391

Bear Stearns Adjustable Rate Mortgage Trust
4.676% due 07/25/2034	3,860	3,754
4.747% due 01/25/2034	2,348	2,254
4.750% due 10/25/2035	13,411	13,290
4.760% due 11/25/2034	3,256	3,171
4.960% due 01/25/2035	4,360	4,198
5.033% due 04/25/2033	1,114	1,075
5.068% due 11/25/2034	10,189	9,879
5.519% due 11/25/2030	6	6
5.615% due 02/25/2033	249	234
6.736% due 02/25/2033	128	126

Bear Stearns Alt-A Trust
5.372% due 05/25/2035	5,794	4,969
5.701% due 09/25/2035	3,472	2,866

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	9,400	8,872

Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	4,442	4,403
5.674% due 01/26/2036	7,081	5,893
5.777% due 12/26/2046	4,102	3,377

Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	310	291

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,591	1,544

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	1,191	1,189

Countrywide Alternative Loan Trust
2.662% due 05/25/2047	4,852	3,402
4.673% due 08/25/2034	40	39

Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035	11,078	10,824
4.799% due 11/25/2034	6,279	6,039
5.250% due 02/20/2036	1,833	1,615
5.750% due 05/25/2033	247	246

CS First Boston Mortgage Securities Corp.
5.785% due 06/25/2032	22	21

First Nationwide Trust
6.750% due 08/21/2031	23	23

Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	5,292	4,655
2.562% due 01/25/2047	5,815	5,519

Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033	5,070	4,831

Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036	915	900

GS Mortgage Securities Corp. II
2.540% due 03/06/2020	7,395	6,926
5.396% due 08/10/2038	905	888

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSR Mortgage Loan Trust
4.539% due 09/25/2035	$19,407	$18,824
5.248% due 11/25/2035	7,380	6,942

Harborview Mortgage Loan Trust
2.572% due 01/19/2038	6,335	5,764
2.672% due 01/19/2038	12,311	8,816
2.702% due 05/19/2035	1,114	846
5.145% due 07/19/2035	5,202	4,806

Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	2,791	2,608

Indymac ARM Trust
6.124% due 01/25/2032	5	4

Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046	3,288	3,066

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	6,800	6,392
5.420% due 01/15/2049	19,956	18,534

JPMorgan Mortgage Trust
5.020% due 02/25/2035	5,234	4,943

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	839	798

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	4,894	4,835

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	12,200	11,247

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	3,175	2,554

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	515	514

MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035	923	834
3.482% due 10/25/2035	1,608	1,493

Morgan Stanley Capital I
2.542% due 10/15/2020	1,761	1,646
4.050% due 01/13/2041	490	485

Prime Mortgage Trust
2.882% due 02/25/2019	178	169
2.882% due 02/25/2034	933	848

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	1,004	985

Sovereign Commercial Mortgage Securities Trust
5.833% due 07/22/2030	1,200	1,179

Structured Adjustable Rate Mortgage Loan Trust
5.505% due 07/25/2035	1,418	1,329

Structured Asset Mortgage Investments, Inc.
2.732% due 07/19/2035	6,624	5,501
2.812% due 09/19/2032	136	124

Structured Asset Securities Corp.
5.820% due 07/25/2032	13	11
6.050% due 02/25/2032	18	17

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	4,502	4,309

Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020	9,598	8,887
2.561% due 09/15/2021	18,458	17,418

WaMu Mortgage Pass-Through Certificates
2.772% due 10/25/2045	1,244	971
4.728% due 11/25/2042	699	646
4.928% due 08/25/2042	1,703	1,528

Wells Fargo Mortgage-Backed Securities Trust
4.945% due 01/25/2035	8,163	7,930
4.950% due 03/25/2036	7,301	7,035

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.993% due 12/25/2034	$6,171	$6,004

Total Mortgage-Backed Securities (Cost $329,206)		309,361

ASSET-BACKED SECURITIES 3.0%

ACE Securities Corp.
2.532% due 12/25/2036	1,758	1,686

Amortizing Residential Collateral Trust
2.752% due 06/25/2032	281	263

Argent Securities, Inc.
2.532% due 09/25/2036	1,363	1,351

Asset-Backed Funding Certificates
2.542% due 11/25/2036	4,350	4,259
2.542% due 01/25/2037	3,048	2,958

Bear Stearns Asset-Backed Securities Trust
2.562% due 10/25/2036	1,905	1,834
2.572% due 06/25/2047	3,159	3,063

Chase Credit Card Master Trust
2.581% due 02/15/2011	9,900	9,895

Countrywide Asset-Backed Certificates
2.532% due 01/25/2037	1,795	1,788
2.532% due 05/25/2037	2,907	2,807
2.532% due 12/25/2046	1,062	1,047
2.532% due 05/25/2047	2,824	2,755

Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036	3,329	3,238

EMC Mortgage Loan Trust
2.852% due 05/25/2040	551	510

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036	6,097	5,859

First USA Credit Card Master Trust
2.641% due 04/18/2011	16,500	16,500

Fremont Home Loan Trust
2.542% due 01/25/2037	3,431	3,244
2.552% due 02/25/2037	1,760	1,724

HFC Home Equity Loan Asset-Backed Certificates
2.769% due 01/20/2034	6,355	5,631

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	2,394	2,295

Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037	2,340	2,314

JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036	1,434	1,412
2.542% due 04/01/2037	6,056	5,731

Lehman XS Trust
2.552% due 05/25/2046	1,015	974

Long Beach Mortgage Loan Trust
2.762% due 10/25/2034	156	130

MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036	3,788	3,702

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	3,352	3,243

Morgan Stanley ABS Capital I
2.522% due 10/25/2036	1,767	1,740
2.532% due 10/25/2036	1,551	1,497

Nelnet Student Loan Trust
2.861% due 12/22/2016	8,200	8,149

Park Place Securities, Inc.
2.794% due 10/25/2034	2,831	2,470

Residential Asset Securities Corp.
2.522% due 08/25/2036	708	704
2.552% due 11/25/2036	3,351	3,312

Saxon Asset Securities Trust
2.542% due 10/25/2046	1,556	1,522

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SBI HELOC Trust
2.652% due 08/25/2036		$2,532	$2,422

Securitized Asset-Backed Receivables LLC Trust
2.612% due 05/25/2037		7,026	6,522

SLM Student Loan Trust
2.920% due 10/25/2016		5,967	5,933

Soundview Home Equity Loan Trust
2.582% due 10/25/2036		2,694	2,672

Structured Asset Securities Corp.
2.532% due 10/25/2036		4,731	4,620
2.772% due 01/25/2033		73	62
4.370% due 10/25/2034		26	26

Wells Fargo Home Equity Trust
2.532% due 01/25/2037		2,020	1,974

Total Asset-Backed Securities (Cost $137,868)			133,838

SOVEREIGN ISSUES 0.8%

China Development Bank
5.000% due 10/15/2015		900	882

Export-Import Bank of Korea
2.772% due 06/01/2009		8,500	8,426
4.125% due 02/10/2009		140	139

Korea Development Bank
2.931% due 04/03/2010		25,000	24,947

South Africa Government International Bond
5.875% due 05/30/2022		500	465

Total Sovereign Issues (Cost $35,032)			34,859

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	4,400	2,333

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	24,100	33,573

Total Foreign Currency-Denominated Issues (Cost $35,075)			35,906

		SHARES
PREFERRED STOCKS 0.3%

DG Funding Trust
5.041% due 12/31/2049		1,239	12,363

Total Preferred Stocks (Cost $13,056)			12,363

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.1%

CERTIFICATES OF DEPOSIT 2.3%

Abbey National Treasury Services PLC
2.409% due 07/02/2008		$11,100	11,100

Calyon Financial, Inc.
2.689% due 01/16/2009		9,900	9,873

Dexia Credit Local S.A.
2.654% due 09/29/2008		34,500	34,505

Nordea Bank Finland PLC
2.436% due 04/09/2009		14,300	14,294

Skandinaviska Enskilda Banken AB
2.658% due 08/21/2008		14,500	14,495
2.675% due 02/13/2009		8,300	8,295

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank N.A.
2.654% due 10/03/2008	$8,800	$8,781

		101,343

COMMERCIAL PAPER 3.2%

Bank of America Corp.
2.700% due 09/19/2008	10,900	10,831
2.730% due 09/22/2008	4,900	4,868

Rabobank USA Financial Corp.
2.240% due 07/01/2008	67,800	67,800

UBS Finance Delaware LLC
2.635% due 09/03/2008	14,000	13,932

Westpac Banking Corp.
2.700% due 09/18/2008	39,600	39,354

Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008	4,700	4,671

		141,456

REPURCHASE AGREEMENTS 1.1%

Deutsche Bank AG
1.500% due 07/01/2008	43,000	43,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $43,808. Repurchase proceeds are $43,002.)

Fixed Income Clearing Corp.
1.650% due 07/01/2008	7,530	7,530
(Dated 06/30/2008. Collateralized by Freddie Mac 3.375% due 04/15/2009 valued at $7,686. Repurchase proceeds are $7,530.)

		50,530

U.S. TREASURY BILLS 0.5%
1.801% due 08/28/2008 - 09/25/2008 (b)(c)(d)	24,850	25,316

Total Short-Term Instruments (Cost $318,152)		318,645

PURCHASED OPTIONS (h) 0.2%
(Cost $18,368)		7,553

Total Investments 114.1% (Cost $5,174,530)		$5,089,945

Written Options (i) (0.3%) (Premiums $19,955)		(11,405)

Other Assets and Liabilities (Net) (13.8%)		(617,584)

Net Assets 100.0%		$4,460,956

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $23,725 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(d)	Securities with an aggregate market value of $1,293 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $414,384 at a weighted average interest rate of 3.121%. On June 30, 2008, securities valued at $284,286 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $29,317 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	250	$7
90-Day Euribor June Futures	Long	06/2009	141	(29)
90-Day Euribor March Futures	Long	03/2009	237	(9)
90-Day Eurodollar December Futures	Long	12/2008	6,154	20,097
90-Day Eurodollar December Futures	Long	12/2009	1,358	(2,323)
90-Day Eurodollar June Futures	Long	06/2009	2,548	(2,270)
90-Day Eurodollar March Futures	Long	03/2009	4,602	6,665
90-Day Eurodollar March Futures	Long	03/2010	982	(1,436)
90-Day Eurodollar September Futures	Long	09/2008	781	298
90-Day Eurodollar September Futures	Long	09/2009	1,807	(2,526)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	2,270	1,677
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	592	(1,471)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	(219)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	296	(330)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	673	(463)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1,041	(1,234)

				$16,434

(g)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.670%	03/20/2013	BCLY	$3,500	$(67)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.820%	03/20/2013	GSC	5,400	(52)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.820%	03/20/2013	RBS	7,800	(76)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	DUB	3,900	(14)
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	22,600	21
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	500	(118)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	JPM	2,500	(588)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	BCLY	2,500	(572)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	1,500	(290)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	500	(95)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	500	(94)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	4,000	2
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2009	CITI	4,800	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.830%	12/20/2009	GSC	1,000	(5)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	06/20/2010	BCLY	2,900	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.900%	12/20/2010	GSC	700	(7)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.935%	12/20/2010	BCLY	600	(6)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.940%	12/20/2010	BNP	2,200	(21)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	12/20/2010	DUB	1,000	(9)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	1,300	(422)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	200	(65)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	800	(258)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	300	(97)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	300	(93)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	BOA	5,000	(1,090)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	JPM	1,600	(349)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	GSC	6,100	(1,299)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	5,400	(844)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	DUB	2,000	(621)
GMAC LLC 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	JPM	2,500	(774)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	2,500	(753)
GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	JPM	2,500	(752)
GMAC LLC 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	CITI	2,500	(750)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	JPM	1,000	(299)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	3,200	(886)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	RBS	3,000	(5)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Total Return Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	$2,200	$(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	RBS	11,000	(17)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	JPM	1,200	(25)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	LEH	3,100	(64)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	3,100	4
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	1,300	2
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	7,900	15
Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	LEH	600	(3)
Multiple Reference Entities of Gazprom	Sell	0.970%	10/20/2012	JPM	700	(28)
Multiple Reference Entities of Gazprom	Sell	1.020%	10/20/2012	JPM	700	(27)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	2,000	23
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	700	8
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	JPM	1,000	(9)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	JPM	1,200	(34)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	CSFB	400	(13)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	LEH	3,000	(116)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%	09/20/2008	MSC	15,500	32
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	5,400	(25)
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	03/20/2009	JPM	7,100	(5)
SLM Corp. 5.125% due 08/27/2012	Sell	5.000%	06/20/2009	MSC	1,200	2
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	5,000	(24)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC	1,600	(12)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	4,000	(44)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.520%	03/20/2013	DUB	12,900	(306)
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%	03/20/2013	RBS	15,700	570

						$(11,477)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	GSC	$7,000	$467
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	26,200	1,787
Dow Jones CDX N.A. HY8 Index	Sell	0.355%		06/20/2012	CITI	14,607	(490)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	CITI	4,968	(166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%		06/20/2012	CITI	3,776	(121)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	MLP	2,700	(194)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%		06/20/2012	CITI	1,000	(71)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%		06/20/2012	MLP	1,400	(89)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	MSC	1,000	(63)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%		06/20/2012	MLP	500	(31)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%		06/20/2012	MSC	1,900	(115)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	CITI	1,100	(67)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	MSC	700	(42)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%		06/20/2012	CITI	700	(42)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY	42,200	130
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	59,000	43
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	36,200	337
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MSC	67,200	251
Dow Jones CDX N.A. IG10 Index	Sell	0.463%		06/20/2013	GSC	5,900	17
Dow Jones CDX N.A. IG10 Index	Sell	0.530%		06/20/2013	DUB	4,700	0
Dow Jones CDX N.A. IG9 Index	Sell	0.705%		12/20/2012	GSC	24,200	183
Dow Jones CDX N.A. IG9 Index	Sell	0.758%		12/20/2012	BCLY	36,900	458
Dow Jones CDX N.A. IG9 Index	Sell	0.963%		12/20/2012	MSC	9,100	(1)
Dow Jones CDX N.A. IG9 Index	Sell	1.120%		12/20/2012	GSC	20,100	127
Dow Jones CDX N.A. IG9 Index	Sell	1.120%		12/20/2012	JPM	4,600	29

							$2,337

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	117,500	$(1,158)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		7,600	(5)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$47,200	151
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		64,200	183
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		11,100	(50)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		9,100	(67)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		3,000	(23)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		23,000	(96)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		30,200	(135)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		3,900	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		12,000	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	LEH		21,100	(156)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		60,000	(381)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		16,400	(150)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,800	23
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		33,800	(180)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	LEH		6,800	(32)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,600	42
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		6,800	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		40,600	(879)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		10,300	(118)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		11,200	(290)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		7,400	(129)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		9,900	(192)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	10,200	(238)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		1,400	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,900	(37)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		8,400	(492)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		1,800	(86)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		1,500	(73)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		2,400	(141)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		1,200	(70)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		9,300	(570)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	48,500	(500)
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		12,300	(460)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		17,000	360
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	24,100	(128)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		14,400	(80)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		13,600	(129)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		12,700	(126)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		14,400	84
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		2,800	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		28,500	(22)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		74,700	(89)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		21,200	(39)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		17,500	(811)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		6,300	23
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,600	(152)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		9,600	(924)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		2,900	112
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		2,200	90
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		3,200	449
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		5,500	585
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		10,000	1,165
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		5,000	(242)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		1,400	(79)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		800	(74)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$10,900	73
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		13,100	287
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	16,700	(459)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		11,000	(292)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		4,300	(112)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		9,800	(123)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		9,800	(125)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		14,200	(149)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		5,900	(47)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		28,700	(1,251)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		20,800	(785)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		24,000	(560)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		22,600	(666)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$15,800	(59)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		31,600	(172)

							$(10,893)

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Total Return Portfolio  (Cont.)

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate		Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount		Unrealized Appreciation
JPM	10/2-Year EUR ISDA rate spread	Floor	(0.750%	)	Pay	$ (125)	12/24/2008	EUR	8,600	$0

(h)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$256,100	$2,749	$1,214
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	125,100	1,338	581
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	86,100	917	400
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	207,000	1,956	961
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,500	375	155
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	544,200	4,963	1,448
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	112,200	1,212	328
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	50,600	486	273
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	289,400	3,085	1,344
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	121,700	1,287	849

							$18,368	$7,553

(i)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	1,088	$623	$406
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	1,088	988	348

				$1,611	$754

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$88,400	$2,174	$1,336
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	17,500	562	379
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	29,200	733	406
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	19,300	631	378
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	28,700	950	562
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	69,000	2,156	1,350
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	370	219
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	182,500	4,785	2,385
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	37,400	1,128	504
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	22,000	486	315
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	96,400	3,126	1,886
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	40,600	1,243	931

							$18,344	$10,651

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	1,861	$889,600	$10,977
Sales	7,797	642,200	26,448
Closing Buys	(1,282)	(889,600)	(10,459)
Expirations	(4,921)	0	(6,058)
Exercised	(1,279)	0	(953)

Balance at 06/30/2008	2,176	$642,200	$19,955

(j)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Ginnie Mae	5.500%	07/01/2038	$400	$393	$398
U.S. Treasury Notes	2.000%	02/28/2010	28,700	28,444	28,711
U.S. Treasury Notes	2.125%	01/31/2010	42,500	42,159	42,701
U.S. Treasury Notes	2.125%	04/30/2010	134,700	133,660	134,332
U.S. Treasury Notes	3.125%	11/30/2009	24,600	24,757	24,957
U.S. Treasury Notes	3.250%	12/31/2009	128,000	128,789	129,849
U.S. Treasury Notes	3.500%	02/15/2010	14,100	14,315	14,566
U.S. Treasury Notes	4.250%	08/15/2013	12,700	13,229	13,484
U.S. Treasury Notes	4.500%	05/15/2017	52,900	54,920	55,656

				$440,666	$444,654

(3)	Market value includes $2,397 of interest payable on short sales.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(k)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	2,989	04/2009	$0	$(7)	$(7)
Buy	AUD	1,826	07/2008	13	0	13
Buy	BRL	68,077	07/2008	1,359	0	1,359
Sell		68,077	07/2008	0	(3,487)	(3,487)
Buy		260,790	12/2008	17,913	0	17,913
Sell		128,960	12/2008	0	(4,081)	(4,081)
Buy	CLP	709,183	12/2008	0	(127)	(127)
Buy	CNY	73,617	11/2008	140	0	140
Sell	EUR	50,012	07/2008	0	(806)	(806)
Sell	GBP	49,811	08/2008	0	(552)	(552)
Buy	IDR	24,535,000	10/2008	23	0	23
Buy	INR	390,680	08/2008	0	(855)	(855)
Buy		312,396	11/2008	0	(611)	(611)
Sell	JPY	1,080,861	07/2008	0	(169)	(169)
Buy	KRW	16,022,815	08/2008	0	(1,814)	(1,814)
Sell		16,022,815	08/2008	39	(10)	29
Buy	KWD	226	04/2009	0	(10)	(10)
Buy	MXN	219,445	07/2008	1,417	0	1,417
Sell		219,445	07/2008	0	(954)	(954)
Buy	MYR	32,807	11/2008	0	(135)	(135)
Buy		18,508	02/2009	0	(117)	(117)
Buy	PHP	645,218	08/2008	0	(342)	(342)
Buy	PLN	42,477	07/2008	4,295	0	4,295
Sell		42,477	07/2008	0	(2,932)	(2,932)
Buy	RUB	833,520	07/2008	2,033	0	2,033
Sell		833,520	07/2008	0	(1,729)	(1,729)
Buy		188,154	11/2008	354	0	354
Buy		141,297	05/2009	80	0	80
Sell		188,154	05/2009	0	(150)	(150)
Buy	SAR	3,061	04/2009	0	(7)	(7)
Buy	SEK	15,753	09/2008	12	0	12
Buy	SGD	46,259	11/2008	657	0	657
Buy	ZAR	4,932	07/2008	0	(86)	(86)
Sell		4,932	07/2008	0	(18)	(18)
Buy		5,080	12/2008	17	0	17

				$28,352	$(18,999)	$9,353

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$5,075,948	$13,997	$5,089,945
Other Financial Instruments ++	16,434	(462,236)	(2,106)	(447,908)

Total	$16,434	$4,613,712	$11,891	$4,642,037

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$12,912	$5,496	$17	$(25)	$(4,403)	$13,997
Other Financial Instruments ++	(403)	0	0	(1,290)	(413)	(2,106)

Total	$12,509	$5,496	$17	$(1,315)	$(4,816)	$11,891

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Notes to Financial Statements

1.  ORGANIZATION

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(p) Commodities Index-Linked/Structured Notes  The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the

Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified,

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,542,811	$5,563,830	$730,695	$494,722

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,336	$46,357	6,918	$69,824
Administrative Class	64,111	683,881	122,163	1,239,373
Advisor Class	2,225	23,682	1,695	17,136
Issued as reinvestment of distributions
Institutional Class	487	5,204	884	8,995
Administrative Class	7,749	82,750	14,528	147,809
Advisor Class	87	932	124	1,260
Cost of shares redeemed
Institutional Class	(4,342)	(46,236)	(3,734)	(37,799)
Administrative Class	(42,608)	(454,105)	(73,445)	(742,819)
Advisor Class	(485)	(5,159)	(563)	(5,724)
Net increase resulting from Portfolio share transactions	31,560	$337,306	68,570	$698,055

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	97
Administrative Class	7	66
Advisor Class	3	88

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each

Semiannual Report	June 30, 2008	23

Notes to Financial Statements (Cont.)

purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 13,637	$ (98,222)	$ (84,585)

24	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	25

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

26	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Government Agencies	57.6%
Corporate Bonds & Notes	23.6%
Short-Term Instruments	6.3%
Mortgage-Backed Securities	6.1%
Asset-Backed Securities	2.6%
Other	3.8%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	5 Years	Class Inception (04/10/00)**
PIMCO Total Return Portfolio Institutional Class	2.25%	10.86%	4.66%	6.50%
Lehman Brothers U.S. Aggregate Index±	1.13%	7.12%	3.85%	6.18%

* Cumulative return. All Portfolio returns are net of fees and expenses.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.68% for Institutional Class shares.

± Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,022.52	$1,020.89
Expenses Paid During Periodà	$4.02	$4.02

à Expenses are equal to the Portfolio’s Institutional Class net annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio’s below-benchmark U.S. duration in the latter half of the period added to returns as the ten-year U.S. Treasury yield rose during this period.

»	A curve-steepening bias in the U.S. benefited performance as two-year rates fell more than longer rates.

»	An overweight to mortgage-backed securities (“MBS”) detracted from returns as MBS trailed like-duration U.S. Treasuries amid rising volatility and tremendous illiquidity in the market.

»	An underweight to corporate securities added to performance as corporates trailed like-duration U.S. Treasuries.

»	Exposure to non-U.S. developed bonds, specifically in the U.K., detracted from returns as the yield curve flattened in the U.K.

»	An allocation to emerging market bonds detracted from returns as the sector underperformed like-duration U.S. Treasuries as spreads widened.

»	Exposure to a variety of foreign currencies, with an emphasis on emerging market currencies, benefited performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2008+	12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Institutional Class
Net asset value beginning of year or period	$10.49	$10.12	$10.24	$10.51	$10.36	$10.23
Net investment income (a)	0.24	0.50	0.46	0.39	0.20	0.27
Net realized/unrealized gain (loss) on investments	0.00	0.37	(0.07)	(0.12)	0.31	0.25
Total income from investment operations	0.24	0.87	0.39	0.27	0.51	0.52
Dividends from net investment income	(0.25)	(0.50)	(0.46)	(0.37)	(0.21)	(0.31)
Distributions from net realized capital gains	0.00	0.00	(0.05)	(0.17)	(0.15)	(0.08)
Total distributions	(0.25)	(0.50)	(0.51)	(0.54)	(0.36)	(0.39)
Net asset value end of year or period	$10.48	$10.49	$10.12	$10.24	$10.51	$10.36
Total return	2.25%	8.90%	4.00%	2.60%	5.05%	5.20%
Net assets end of year or period (000s)	$212,183	$207,312	$158,748	$143,720	$63,646	$75,540
Ratio of expenses to average net assets	0.80%*	0.68%	0.52%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	4.55%*	4.93%	4.51%	3.69%	1.92%	2.60%
Portfolio turnover rate	120%	298%	303%	344%	373%	193%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$5,039,415
Repurchase agreements, at value	50,530
Cash	1,038
Deposits with counterparty	29,317
Foreign currency, at value	8,454
Receivable for investments sold	452,622
Receivable for investments sold on a delayed-delivery basis	70,407
Receivable for Portfolio shares sold	28,075
Interest and dividends receivable	26,866
Variation margin receivable	382
Swap premiums paid	7,084
Unrealized appreciation on foreign currency contracts	28,352
Unrealized appreciation on swap agreements	8,135
5,750,677

Liabilities:
Payable for the reverse repurchase agreements	$271,591
Payable for investments purchased	459,608
Payable for Portfolio shares redeemed	38,374
Payable for short sales	444,654
Written options outstanding	11,405
Dividends payable	1,604
Accrued investment advisory fee	879
Accrued administrative fee	879
Accrued distribution fee	23
Accrued servicing fee	448
Variation margin payable	752
Swap premiums received	12,337
Unrealized depreciation on foreign currency contracts	18,999
Unrealized depreciation on swap agreements	28,168
1,289,721

Net Assets	$4,460,956

Net Assets Consist of:
Paid in capital	$4,370,582
Undistributed net investment income	7,979
Accumulated undistributed net realized gain	154,165
Net unrealized (depreciation)	(71,770)
$4,460,956

Net Assets:
Institutional Class	$212,183
Administrative Class	4,196,965
Advisor Class	51,808

Shares Issued and Outstanding:
Institutional Class	20,239
Administrative Class	400,340
Advisor Class	4,942

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.48
Administrative Class	10.48
Advisor Class	10.48

Cost of Investments Owned	$5,124,000
Cost of Repurchase Agreements Owned	$50,530
Cost of Foreign Currency Held	$8,449
Proceeds Received on Short Sales	$440,666
Premiums Received on Written Options	$19,955

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$116,674
Dividends	371
Miscellaneous income	22
Total Income	117,067

Expenses:
Investment advisory fees	5,437
Administrative fees	5,437
Servicing fees – Administrative Class	3,065
Distribution fees – Advisor Class	52
Trustees’ fees	29
Interest expense	6,527
Total Expenses	20,547

Net Investment Income	96,520

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	85,270
Net realized gain on futures contracts, written options and swaps	69,906
Net realized gain on foreign currency transactions	17,617
Net change in unrealized (depreciation) on investments	(120,830)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(49,392)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(9,667)
Net (Loss)	(7,096)

Net Increase in Net Assets Resulting from Operations	$89,424

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$96,520	$176,624
Net realized gain	172,793	8,199
Net change in unrealized appreciation (depreciation)	(179,889)	136,427
Net increase resulting from operations	89,424	321,250

Distributions to Shareholders:
From net investment income
Institutional Class	(5,205)	(8,995)
Administrative Class	(93,343)	(167,600)
Advisor Class	(932)	(1,260)

Total Distributions	(99,480)	(177,855)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	46,357	69,824
Administrative Class	683,881	1,239,373
Advisor Class	23,682	17,136
Issued as reinvestment of distributions
Institutional Class	5,204	8,995
Administrative Class	82,750	147,809
Advisor Class	932	1,260
Cost of shares redeemed
Institutional Class	(46,236)	(37,799)
Administrative Class	(454,105)	(742,819)
Advisor Class	(5,159)	(5,724)
Net increase resulting from Portfolio share transactions	337,306	698,055

Total Increase in Net Assets	327,250	841,450

Net Assets:
Beginning of period	4,133,706	3,292,256
End of period*	$4,460,956	$4,133,706

*Including undistributed net investment income of:	$7,979	$10,939

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Cablevision Industries Corp.
4.225% due 03/30/2013	$29	$28

Cablevision Term B
4.225% due 03/30/2013	11,539	10,989

Daimler Finance North America LLC
6.780% due 08/03/2012	17,865	14,797

Fresenius Medical Care Capital Trust
4.019% due 03/22/2013	98	96
4.071% due 03/22/2013	1,062	1,033
4.091% due 03/22/2013	49	48
4.184% due 03/22/2013	345	336

HCA, Inc.
4.696% due 11/16/2012	4,793	4,497

Texas Competitive Electric Holdings Co., LLC
5.948% due 10/10/2014	605	561
6.234% due 10/10/2014	3,666	3,401
6.478% due 10/10/2014	716	664

Total Bank Loan Obligations (Cost $38,694)		36,450

CORPORATE BONDS & NOTES 27.0%

BANKING & FINANCE 20.4%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	5,800	5,786

American Express Bank FSB
2.481% due 10/16/2008	8,100	8,090
2.542% due 10/20/2009	6,800	6,713
6.000% due 09/13/2017	3,900	3,775

American Express Centurion Bank
2.495% due 06/12/2009	9,100	9,029
6.000% due 09/13/2017	3,900	3,775

American Express Co.
7.000% due 03/19/2018	200	203

American Express Credit Corp.
2.508% due 11/09/2009	6,700	6,543

American International Group, Inc.
2.521% due 06/16/2009	5,400	5,302
5.050% due 10/01/2015	1,300	1,181
6.250% due 03/15/2037	2,100	1,652

Bank of America Corp.
2.904% due 11/06/2009	4,000	3,964
3.012% due 09/18/2009	6,100	6,080
4.875% due 09/15/2012	10,000	9,834
5.375% due 09/11/2012	5,400	5,417
6.000% due 09/01/2017	7,000	6,766

Bank of America N.A.
2.638% due 02/27/2009	5,200	5,182
2.812% due 12/18/2008	1,000	998
6.000% due 10/15/2036	2,100	1,869

Bank of Scotland PLC
2.756% due 07/17/2009	10,400	10,397

Barclays Bank PLC
5.450% due 09/12/2012	40,000	40,517

Bear Stearns Cos., Inc.
2.768% due 08/21/2009	18,300	18,094
2.839% due 05/18/2010	12,200	11,914
2.891% due 03/30/2009	7,100	7,039
3.199% due 01/30/2009	7,180	7,155

BNP Paribas
5.186% due 06/29/2049	15,600	13,580

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,300	3,961

Caelus Re Ltd.
8.923% due 06/07/2011	2,700	2,699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CIT Group, Inc.
2.839% due 08/17/2009	$7,100	$6,464
2.959% due 12/19/2008	2,400	2,375
3.049% due 01/30/2009	13,700	13,257

Citigroup Capital XXI
8.300% due 12/21/2057	14,500	13,753

Citigroup Funding, Inc.
2.481% due 04/23/2009	4,000	3,948
2.667% due 12/08/2008	2,000	1,985
2.809% due 06/26/2009	5,300	5,228

Citigroup, Inc.
2.831% due 12/28/2009	5,300	5,171
2.848% due 12/26/2008	21,880	21,795
5.300% due 10/17/2012	2,200	2,149
5.500% due 08/27/2012	5,500	5,430
5.500% due 04/11/2013	20,900	20,427
5.850% due 07/02/2013	1,400	1,388
6.125% due 05/15/2018	3,000	2,880
6.125% due 08/25/2036	15,000	12,740

Credit Agricole S.A.
2.646% due 05/28/2009	5,900	5,875
2.694% due 05/28/2010	6,800	6,732

DBS Bank Ltd.
2.940% due 05/16/2017	1,000	935

Deutsche Bank AG
6.000% due 09/01/2017	12,400	12,560

DnB NOR Bank ASA
2.780% due 10/13/2009	5,700	5,704

Export-Import Bank of China
4.875% due 07/21/2015	900	876

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	1,000	854
5.800% due 01/12/2009	1,800	1,719
7.250% due 10/25/2011	200	155
7.375% due 10/28/2009	5,000	4,556
7.375% due 02/01/2011	200	162
7.875% due 06/15/2010	600	518
8.625% due 11/01/2010	400	340

General Electric Capital Corp.
2.746% due 08/15/2011	14,200	13,992
2.768% due 01/05/2009	2,200	2,200
2.788% due 10/06/2010	3,900	3,872
2.888% due 01/20/2010	5,400	5,380
2.918% due 10/21/2010	7,660	7,614
2.937% due 10/26/2009	11,500	11,463
5.875% due 01/14/2038	8,100	7,375
6.375% due 11/15/2067	12,200	11,570

GMAC LLC
3.951% due 09/23/2008	3,900	3,841
6.000% due 12/15/2011	1,100	758

Goldman Sachs Group, Inc.
2.806% due 11/10/2008	7,100	7,084
2.841% due 12/23/2008	1,600	1,595
2.851% due 03/30/2009	8,700	8,648
2.891% due 12/22/2008	4,800	4,687
2.891% due 06/23/2009	13,070	12,937
3.012% due 07/29/2008	6,000	5,998
5.950% due 01/18/2018	17,300	16,661
6.250% due 09/01/2017	14,900	14,775

HBOS PLC
5.920% due 09/29/2049	1,100	785

HSBC Bank USA N.A.
2.836% due 06/10/2009	7,700	7,665

HSBC Finance Corp.
2.813% due 12/05/2008	5,900	5,876
2.878% due 10/21/2009	4,500	4,396
2.906% due 09/15/2008	3,600	3,598

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Holdings PLC
6.500% due 05/02/2036	$2,300	$2,148
6.500% due 09/15/2037	2,900	2,655

John Deere Capital Corp.
2.763% due 07/15/2008	6,400	6,400

JPMorgan Chase & Co.
2.532% due 06/26/2009	4,900	4,887
2.810% due 05/07/2010	9,700	9,608
6.000% due 01/15/2018	3,900	3,811

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	8,000	7,796

JPMorgan Chase Capital XX
6.550% due 09/29/2036	1,200	1,043

KeyBank N.A.
4.682% due 06/02/2010	10,300	10,266

Lehman Brothers Holdings, Inc.
2.774% due 04/03/2009	5,300	5,146
2.778% due 08/21/2009	11,900	11,676
2.778% due 05/25/2010	5,200	4,819
2.820% due 11/16/2009	15,260	14,547
2.851% due 12/23/2008	800	785
2.954% due 07/18/2011	4,800	4,392
2.966% due 11/10/2009	4,500	4,291
5.625% due 01/24/2013	3,800	3,602
6.875% due 05/02/2018	3,200	3,108

Longpoint Re Ltd.
8.064% due 05/08/2010	2,900	2,900

Merrill Lynch & Co., Inc.
2.756% due 12/04/2009	7,300	7,000
2.768% due 08/14/2009	6,200	6,005
2.808% due 05/08/2009	3,500	3,427
2.831% due 12/22/2008	3,500	3,477
2.960% due 10/23/2008	7,500	7,456
3.120% due 07/25/2011	8,500	7,760
6.875% due 04/25/2018	17,800	16,994

MetLife, Inc.
6.400% due 12/15/2036	1,700	1,492

Metropolitan Life Global Funding I
2.759% due 05/17/2010	15,200	14,998
5.125% due 11/09/2011	8,200	8,301

Morgan Stanley
2.521% due 11/21/2008	4,900	4,879
2.803% due 01/15/2010	8,200	7,933
2.820% due 05/07/2009	8,700	8,566
2.844% due 02/09/2009	14,600	14,467
4.778% due 05/14/2010	11,700	11,661

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	700	608

Mystic Re Ltd.
12.682% due 06/07/2011	2,200	2,251

National Australia Bank Ltd.
2.731% due 09/11/2009	5,300	5,297
5.350% due 06/12/2013	6,100	6,100

Osiris Capital PLC
7.713% due 01/15/2010	3,100	3,126

Petroleum Export Ltd.
5.265% due 06/15/2011	687	682

Phoenix Quake Ltd.
5.134% due 07/03/2008	800	800

Phoenix Quake Wind II Ltd.
6.184% due 07/03/2008	400	400

Phoenix Quake Wind Ltd.
5.134% due 07/03/2008	800	800

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,200	5,208

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Capital LLC
5.758% due 05/22/2009	$7,900	$5,728

Residential Reinsurance 2007 Ltd.
12.932% due 06/07/2010	1,200	1,204

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	1,035

Royal Bank of Scotland Group PLC
2.868% due 07/21/2008	11,400	11,396

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	11,900	11,527

Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009	10,900	10,798
2.861% due 09/19/2008	6,900	6,893

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	4,100	3,487

State Street Capital Trust III
8.250% due 12/29/2049	6,800	6,935

State Street Capital Trust IV
3.776% due 06/15/2037	1,000	772

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,137

UBS AG
5.750% due 04/25/2018	4,600	4,404
5.875% due 12/20/2017	4,700	4,587

UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	316

USB Capital IX
6.189% due 04/15/2049	900	684

VTB Capital S.A.
3.384% due 08/01/2008	6,000	5,948

Wachovia Bank N.A.
2.841% due 03/23/2009	7,100	7,071

Wachovia Corp.
2.732% due 12/01/2009	4,400	4,308
2.843% due 10/15/2011	8,100	7,700
5.750% due 02/01/2018	16,900	15,452

Wachovia Mortgage FSB
2.807% due 03/02/2009	7,900	7,897

Wells Fargo & Co.
2.876% due 09/15/2009	2,415	2,408

ZFS Finance USA Trust I
5.875% due 05/09/2032	4,400	4,029

		909,545

INDUSTRIALS 4.3%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	100	111

Amgen, Inc.
2.726% due 11/28/2008	7,000	6,979

Anadarko Petroleum Corp.
3.176% due 09/15/2009	10,000	9,888

AstraZeneca PLC
5.900% due 09/15/2017	2,500	2,570
6.450% due 09/15/2037	2,400	2,457

BP AMI Leasing, Inc.
2.819% due 06/26/2009	13,600	13,610

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	6,000	6,458

CODELCO, Inc.
6.150% due 10/24/2036	700	669

Comcast Corp.
3.010% due 07/14/2009	7,700	7,641

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.875% due 02/15/2018	$1,700	$1,640
6.450% due 03/15/2037	1,700	1,590

Daimler Finance North America LLC
3.138% due 03/13/2009	2,900	2,892
3.234% due 08/03/2009	6,300	6,250

Dell, Inc.
5.650% due 04/15/2018	11,200	10,844

El Paso Corp.
6.750% due 05/15/2009	6,000	6,056
7.800% due 08/01/2031	1,000	1,014
7.875% due 06/15/2012	5,000	5,230
9.625% due 05/15/2012	800	872

Gaz Capital S.A.
6.212% due 11/22/2016	1,200	1,124
7.343% due 04/11/2013	1,700	1,747
8.146% due 04/11/2018	6,700	6,960

HJ Heinz Co.
6.428% due 12/01/2020	1,100	1,110

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	21,100	20,623

Oracle Corp.
4.950% due 04/15/2013	13,100	13,246
5.750% due 04/15/2018	12,900	12,932

Rohm & Haas Co.
6.000% due 09/15/2017	3,700	3,614

Time Warner, Inc.
2.915% due 11/13/2009	6,600	6,416

Transocean, Inc.
2.873% due 09/05/2008	6,200	6,192

Union Pacific Corp.
5.700% due 08/15/2018	13,800	13,513

United Airlines, Inc.
6.071% due 03/01/2013	1,874	1,847
8.030% due 07/01/2011 (a)	465	515

UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,039

Vale Overseas Ltd.
6.250% due 01/23/2017	1,300	1,266
6.875% due 11/21/2036	1,300	1,216

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,105

		191,236

UTILITIES 2.3%

AT&T, Inc.
2.884% due 02/05/2010	3,600	3,585
2.888% due 11/14/2008	4,200	4,199
4.950% due 01/15/2013	5,200	5,189
5.500% due 02/01/2018	5,200	5,053
6.300% due 01/15/2038	3,600	3,420

BellSouth Corp.
2.776% due 08/15/2008	10,200	10,194

Enel Finance International S.A.
6.250% due 09/15/2017	19,000	19,278

Entergy Gulf States, Inc.
5.700% due 06/01/2015	8,300	8,052
6.000% due 12/01/2012	6,500	6,473

Korea Electric Power Corp.
5.125% due 04/23/2034	90	87

NGPL Pipe Co. LLC
6.514% due 12/15/2012	5,800	5,897

Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	11,477

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	640

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	$2,600	$2,208

TPSA Finance BV
7.750% due 12/10/2008	120	121

Verizon Communications, Inc.
2.833% due 04/03/2009	14,500	14,472
5.250% due 04/15/2013	1,500	1,494

		101,839

Total Corporate Bonds & Notes (Cost $1,229,162)		1,202,620

MUNICIPAL BONDS & NOTES 1.3%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,692

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	14,400	14,138

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	504

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	18,004

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,072

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,070	985

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	11,800	11,573

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	2,193

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	89

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	5,600	5,607

Total Municipal Bonds & Notes (Cost $56,994)		57,857

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.422% due 07/09/2008	10,000	9,932

Total Commodity Index-Linked Notes (Cost $10,000)		9,932

U.S. GOVERNMENT AGENCIES 65.7%

Fannie Mae
2.542% due 12/25/2036 - 07/25/2037	13,015	12,791
2.832% due 03/25/2044	4,903	4,793
4.000% due 10/01/2018	359	342
4.500% due 02/01/2035 - 06/25/2043	3,283	3,203
4.666% due 05/25/2035	1,257	1,280
4.722% due 04/01/2035	3,552	3,587
4.728% due 04/01/2035	2,457	2,481
4.852% due 08/01/2035	5,092	5,115
4.897% due 11/01/2035	254	255
4.952% due 10/01/2032	1,340	1,344

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.994% due 06/01/2043 - 07/01/2044	$5,180	$5,178
5.000% due 02/25/2017 - 07/01/2038	479,453	462,897
5.055% due 09/01/2035	1,961	1,951
5.153% due 08/01/2035	1,778	1,772
5.194% due 09/01/2040	27	28
5.478% due 12/01/2036	2,102	2,109
5.500% due 04/01/2014 - 07/01/2038	1,202,619	1,188,950
5.500% due 05/01/2034 - 02/01/2035 (e)	106,759	105,757
5.529% due 09/01/2034	2,057	2,051
6.000% due 04/01/2016 - 07/01/2038	655,577	663,029
6.000% due 11/01/2037 (e)	49,240	49,744
6.118% due 01/01/2025	25	25
6.500% due 06/01/2029 - 12/01/2037	38,253	39,438
6.848% due 09/01/2039	48	49
7.000% due 04/25/2023 - 06/01/2032	2,747	2,885
7.145% due 11/01/2025	1	1

Federal Housing Administration
7.430% due 01/25/2023	50	50

Freddie Mac
2.621% due 07/15/2019 - 08/15/2019	51,879	50,869
2.621% due 10/15/2020 (e)	57,470	56,340
2.701% due 02/15/2019	39,343	38,573
2.771% due 05/15/2036	4,603	4,525
2.921% due 11/15/2030	28	28
2.971% due 09/15/2030	25	25
4.500% due 04/01/2018 - 10/01/2018	1,978	1,934
4.994% due 02/25/2045	603	560
5.000% due 04/01/2018 - 09/01/2035	10,584	10,471
5.500% due 04/01/2033 - 06/01/2038	38,706	38,180
5.500% due 01/01/2038 (e)	109,091	107,591
6.000% due 07/01/2016 - 07/01/2038	50,876	51,436
6.500% due 03/01/2013 - 03/01/2034	765	801
7.000% due 06/15/2023	1,604	1,676
7.111% due 01/01/2028	2	2
7.216% due 07/01/2027	1	1
7.266% due 07/01/2030	1	1
7.500% due 07/15/2030 - 03/01/2032	227	243
8.500% due 08/01/2024	12	14

Ginnie Mae
2.982% due 09/20/2030	20	20
3.071% due 02/16/2030	209	211
4.750% due 02/20/2032	528	529
5.125% due 10/20/2029 - 11/20/2029	192	193
5.375% due 02/20/2027	4	4
5.500% due 04/15/2033 - 09/15/2033	475	475
5.625% due 07/20/2030	10	10
6.375% due 04/20/2026 - 05/20/2030	83	84
6.500% due 03/15/2031 - 04/15/2032	191	198

Small Business Administration
5.130% due 09/01/2023	65	64
6.030% due 02/01/2012	3,098	3,160
6.290% due 01/01/2021	160	165
6.344% due 08/01/2011	252	258
7.449% due 08/01/2010	5	5
7.500% due 04/01/2017	719	748

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.017% due 02/10/2010	$60	$62

Total U.S. Government Agencies (Cost $2,952,923)		2,930,561

MORTGAGE-BACKED SECURITIES 6.9%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,860	2,559

Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	395	393
4.875% due 06/10/2039	306	306
5.929% due 05/10/2045	6,400	6,261

Banc of America Funding Corp.
4.110% due 05/25/2035	4,491	4,201

Banc of America Mortgage Securities, Inc.
4.139% due 10/25/2033	524	522
5.185% due 05/25/2033	5,890	5,639
6.500% due 10/25/2031	924	928
6.500% due 09/25/2033	398	391

Bear Stearns Adjustable Rate Mortgage Trust
4.676% due 07/25/2034	3,860	3,754
4.747% due 01/25/2034	2,348	2,254
4.750% due 10/25/2035	13,411	13,290
4.760% due 11/25/2034	3,256	3,171
4.960% due 01/25/2035	4,360	4,198
5.033% due 04/25/2033	1,114	1,075
5.068% due 11/25/2034	10,189	9,879
5.519% due 11/25/2030	6	6
5.615% due 02/25/2033	249	234
6.736% due 02/25/2033	128	126

Bear Stearns Alt-A Trust
5.372% due 05/25/2035	5,794	4,969
5.701% due 09/25/2035	3,472	2,866

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	9,400	8,872

Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	4,442	4,403
5.674% due 01/26/2036	7,081	5,893
5.777% due 12/26/2046	4,102	3,377

Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	310	291

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,591	1,544

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	1,191	1,189

Countrywide Alternative Loan Trust
2.662% due 05/25/2047	4,852	3,402
4.673% due 08/25/2034	40	39

Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035	11,078	10,824
4.799% due 11/25/2034	6,279	6,039
5.250% due 02/20/2036	1,833	1,615
5.750% due 05/25/2033	247	246

CS First Boston Mortgage Securities Corp.
5.785% due 06/25/2032	22	21

First Nationwide Trust
6.750% due 08/21/2031	23	23

Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	5,292	4,655
2.562% due 01/25/2047	5,815	5,519

Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033	5,070	4,831

Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036	915	900

GS Mortgage Securities Corp. II
2.540% due 03/06/2020	7,395	6,926
5.396% due 08/10/2038	905	888

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSR Mortgage Loan Trust
4.539% due 09/25/2035	$19,407	$18,824
5.248% due 11/25/2035	7,380	6,942

Harborview Mortgage Loan Trust
2.572% due 01/19/2038	6,335	5,764
2.672% due 01/19/2038	12,311	8,816
2.702% due 05/19/2035	1,114	846
5.145% due 07/19/2035	5,202	4,806

Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	2,791	2,608

Indymac ARM Trust
6.124% due 01/25/2032	5	4

Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046	3,288	3,066

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	6,800	6,392
5.420% due 01/15/2049	19,956	18,534

JPMorgan Mortgage Trust
5.020% due 02/25/2035	5,234	4,943

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	839	798

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	4,894	4,835

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	12,200	11,247

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	3,175	2,554

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	515	514

MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035	923	834
3.482% due 10/25/2035	1,608	1,493

Morgan Stanley Capital I
2.542% due 10/15/2020	1,761	1,646
4.050% due 01/13/2041	490	485

Prime Mortgage Trust
2.882% due 02/25/2019	178	169
2.882% due 02/25/2034	933	848

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	1,004	985

Sovereign Commercial Mortgage Securities Trust
5.833% due 07/22/2030	1,200	1,179

Structured Adjustable Rate Mortgage Loan Trust
5.505% due 07/25/2035	1,418	1,329

Structured Asset Mortgage Investments, Inc.
2.732% due 07/19/2035	6,624	5,501
2.812% due 09/19/2032	136	124

Structured Asset Securities Corp.
5.820% due 07/25/2032	13	11
6.050% due 02/25/2032	18	17

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	4,502	4,309

Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020	9,598	8,887
2.561% due 09/15/2021	18,458	17,418

WaMu Mortgage Pass-Through Certificates
2.772% due 10/25/2045	1,244	971
4.728% due 11/25/2042	699	646
4.928% due 08/25/2042	1,703	1,528

Wells Fargo Mortgage-Backed Securities Trust
4.945% due 01/25/2035	8,163	7,930
4.950% due 03/25/2036	7,301	7,035

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.993% due 12/25/2034	$6,171	$6,004

Total Mortgage-Backed Securities (Cost $329,206)		309,361

ASSET-BACKED SECURITIES 3.0%

ACE Securities Corp.
2.532% due 12/25/2036	1,758	1,686

Amortizing Residential Collateral Trust
2.752% due 06/25/2032	281	263

Argent Securities, Inc.
2.532% due 09/25/2036	1,363	1,351

Asset-Backed Funding Certificates
2.542% due 11/25/2036	4,350	4,259
2.542% due 01/25/2037	3,048	2,958

Bear Stearns Asset-Backed Securities Trust
2.562% due 10/25/2036	1,905	1,834
2.572% due 06/25/2047	3,159	3,063

Chase Credit Card Master Trust
2.581% due 02/15/2011	9,900	9,895

Countrywide Asset-Backed Certificates
2.532% due 01/25/2037	1,795	1,788
2.532% due 05/25/2037	2,907	2,807
2.532% due 12/25/2046	1,062	1,047
2.532% due 05/25/2047	2,824	2,755

Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036	3,329	3,238

EMC Mortgage Loan Trust
2.852% due 05/25/2040	551	510

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036	6,097	5,859

First USA Credit Card Master Trust
2.641% due 04/18/2011	16,500	16,500

Fremont Home Loan Trust
2.542% due 01/25/2037	3,431	3,244
2.552% due 02/25/2037	1,760	1,724

HFC Home Equity Loan Asset-Backed Certificates
2.769% due 01/20/2034	6,355	5,631

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	2,394	2,295

Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037	2,340	2,314

JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036	1,434	1,412
2.542% due 04/01/2037	6,056	5,731

Lehman XS Trust
2.552% due 05/25/2046	1,015	974

Long Beach Mortgage Loan Trust
2.762% due 10/25/2034	156	130

MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036	3,788	3,702

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	3,352	3,243

Morgan Stanley ABS Capital I
2.522% due 10/25/2036	1,767	1,740
2.532% due 10/25/2036	1,551	1,497

Nelnet Student Loan Trust
2.861% due 12/22/2016	8,200	8,149

Park Place Securities, Inc.
2.794% due 10/25/2034	2,831	2,470

Residential Asset Securities Corp.
2.522% due 08/25/2036	708	704
2.552% due 11/25/2036	3,351	3,312

Saxon Asset Securities Trust
2.542% due 10/25/2046	1,556	1,522

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SBI HELOC Trust
2.652% due 08/25/2036		$2,532	$2,422

Securitized Asset-Backed Receivables LLC Trust
2.612% due 05/25/2037		7,026	6,522

SLM Student Loan Trust
2.920% due 10/25/2016		5,967	5,933

Soundview Home Equity Loan Trust
2.582% due 10/25/2036		2,694	2,672

Structured Asset Securities Corp.
2.532% due 10/25/2036		4,731	4,620
2.772% due 01/25/2033		73	62
4.370% due 10/25/2034		26	26

Wells Fargo Home Equity Trust
2.532% due 01/25/2037		2,020	1,974

Total Asset-Backed Securities (Cost $137,868)			133,838

SOVEREIGN ISSUES 0.8%

China Development Bank
5.000% due 10/15/2015		900	882

Export-Import Bank of Korea
2.772% due 06/01/2009		8,500	8,426
4.125% due 02/10/2009		140	139

Korea Development Bank
2.931% due 04/03/2010		25,000	24,947

South Africa Government International Bond
5.875% due 05/30/2022		500	465

Total Sovereign Issues (Cost $35,032)			34,859

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	4,400	2,333

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	24,100	33,573

Total Foreign Currency-Denominated Issues (Cost $35,075)			35,906

		SHARES
PREFERRED STOCKS 0.3%

DG Funding Trust
5.041% due 12/31/2049		1,239	12,363

Total Preferred Stocks (Cost $13,056)			12,363

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.1%

CERTIFICATES OF DEPOSIT 2.3%

Abbey National Treasury Services PLC
2.409% due 07/02/2008		$11,100	11,100

Calyon Financial, Inc.
2.689% due 01/16/2009		9,900	9,873

Dexia Credit Local S.A.
2.654% due 09/29/2008		34,500	34,505

Nordea Bank Finland PLC
2.436% due 04/09/2009		14,300	14,294

Skandinaviska Enskilda Banken AB
2.658% due 08/21/2008		14,500	14,495
2.675% due 02/13/2009		8,300	8,295

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank N.A.
2.654% due 10/03/2008	$8,800	$8,781

		101,343

COMMERCIAL PAPER 3.2%

Bank of America Corp.
2.700% due 09/19/2008	10,900	10,831
2.730% due 09/22/2008	4,900	4,868

Rabobank USA Financial Corp.
2.240% due 07/01/2008	67,800	67,800

UBS Finance Delaware LLC
2.635% due 09/03/2008	14,000	13,932

Westpac Banking Corp.
2.700% due 09/18/2008	39,600	39,354

Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008	4,700	4,671

		141,456

REPURCHASE AGREEMENTS 1.1%

Deutsche Bank AG
1.500% due 07/01/2008	43,000	43,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $43,808. Repurchase proceeds are $43,002.)

Fixed Income Clearing Corp.
1.650% due 07/01/2008	7,530	7,530
(Dated 06/30/2008. Collateralized by Freddie Mac 3.375% due 04/15/2009 valued at $7,686. Repurchase proceeds are $7,530.)

		50,530

U.S. TREASURY BILLS 0.5%
1.801% due 08/28/2008 - 09/25/2008 (b)(c)(d)	24,850	25,316

Total Short-Term Instruments (Cost $318,152)		318,645

PURCHASED OPTIONS (h) 0.2%
(Cost $18,368)		7,553

Total Investments 114.1% (Cost $5,174,530)		$5,089,945

Written Options (i) (0.3%) (Premiums $19,955)		(11,405)

Other Assets and Liabilities (Net) (13.8%)		(617,584)

Net Assets 100.0%		$4,460,956

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $23,725 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(d)	Securities with an aggregate market value of $1,293 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $414,384 at a weighted average interest rate of 3.121%. On June 30, 2008, securities valued at $284,286 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $29,317 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	250	$7
90-Day Euribor June Futures	Long	06/2009	141	(29)
90-Day Euribor March Futures	Long	03/2009	237	(9)
90-Day Eurodollar December Futures	Long	12/2008	6,154	20,097
90-Day Eurodollar December Futures	Long	12/2009	1,358	(2,323)
90-Day Eurodollar June Futures	Long	06/2009	2,548	(2,270)
90-Day Eurodollar March Futures	Long	03/2009	4,602	6,665
90-Day Eurodollar March Futures	Long	03/2010	982	(1,436)
90-Day Eurodollar September Futures	Long	09/2008	781	298
90-Day Eurodollar September Futures	Long	09/2009	1,807	(2,526)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	2,270	1,677
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	592	(1,471)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	(219)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	296	(330)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	673	(463)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1,041	(1,234)

				$16,434

(g)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.670%	03/20/2013	BCLY	$3,500	$(67)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.820%	03/20/2013	GSC	5,400	(52)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.820%	03/20/2013	RBS	7,800	(76)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	DUB	3,900	(14)
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	22,600	21
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	500	(118)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	JPM	2,500	(588)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	BCLY	2,500	(572)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	1,500	(290)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	500	(95)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	500	(94)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	4,000	2
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2009	CITI	4,800	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.830%	12/20/2009	GSC	1,000	(5)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	06/20/2010	BCLY	2,900	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.900%	12/20/2010	GSC	700	(7)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.935%	12/20/2010	BCLY	600	(6)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.940%	12/20/2010	BNP	2,200	(21)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	12/20/2010	DUB	1,000	(9)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	1,300	(422)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	200	(65)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	800	(258)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	300	(97)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	300	(93)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	BOA	5,000	(1,090)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	JPM	1,600	(349)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	GSC	6,100	(1,299)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	5,400	(844)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	DUB	2,000	(621)
GMAC LLC 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	JPM	2,500	(774)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	2,500	(753)
GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	JPM	2,500	(752)
GMAC LLC 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	CITI	2,500	(750)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	JPM	1,000	(299)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	3,200	(886)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	RBS	3,000	(5)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Total Return Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	$2,200	$(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	RBS	11,000	(17)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	JPM	1,200	(25)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	LEH	3,100	(64)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	3,100	4
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	1,300	2
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	7,900	15
Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	LEH	600	(3)
Multiple Reference Entities of Gazprom	Sell	0.970%	10/20/2012	JPM	700	(28)
Multiple Reference Entities of Gazprom	Sell	1.020%	10/20/2012	JPM	700	(27)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	2,000	23
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	700	8
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	JPM	1,000	(9)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	JPM	1,200	(34)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	CSFB	400	(13)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	LEH	3,000	(116)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%	09/20/2008	MSC	15,500	32
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	5,400	(25)
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	03/20/2009	JPM	7,100	(5)
SLM Corp. 5.125% due 08/27/2012	Sell	5.000%	06/20/2009	MSC	1,200	2
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	5,000	(24)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC	1,600	(12)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	4,000	(44)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.520%	03/20/2013	DUB	12,900	(306)
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%	03/20/2013	RBS	15,700	570

						$(11,477)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	GSC	$7,000	$467
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	26,200	1,787
Dow Jones CDX N.A. HY8 Index	Sell	0.355%		06/20/2012	CITI	14,607	(490)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	CITI	4,968	(166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%		06/20/2012	CITI	3,776	(121)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	MLP	2,700	(194)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%		06/20/2012	CITI	1,000	(71)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%		06/20/2012	MLP	1,400	(89)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	MSC	1,000	(63)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%		06/20/2012	MLP	500	(31)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%		06/20/2012	MSC	1,900	(115)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	CITI	1,100	(67)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	MSC	700	(42)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%		06/20/2012	CITI	700	(42)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY	42,200	130
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	59,000	43
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	36,200	337
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MSC	67,200	251
Dow Jones CDX N.A. IG10 Index	Sell	0.463%		06/20/2013	GSC	5,900	17
Dow Jones CDX N.A. IG10 Index	Sell	0.530%		06/20/2013	DUB	4,700	0
Dow Jones CDX N.A. IG9 Index	Sell	0.705%		12/20/2012	GSC	24,200	183
Dow Jones CDX N.A. IG9 Index	Sell	0.758%		12/20/2012	BCLY	36,900	458
Dow Jones CDX N.A. IG9 Index	Sell	0.963%		12/20/2012	MSC	9,100	(1)
Dow Jones CDX N.A. IG9 Index	Sell	1.120%		12/20/2012	GSC	20,100	127
Dow Jones CDX N.A. IG9 Index	Sell	1.120%		12/20/2012	JPM	4,600	29

							$2,337

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	117,500	$(1,158)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		7,600	(5)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$47,200	151
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		64,200	183
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		11,100	(50)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		9,100	(67)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		3,000	(23)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		23,000	(96)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		30,200	(135)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		3,900	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		12,000	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	LEH		21,100	(156)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		60,000	(381)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		16,400	(150)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,800	23
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		33,800	(180)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	LEH		6,800	(32)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,600	42
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		6,800	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		40,600	(879)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		10,300	(118)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		11,200	(290)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		7,400	(129)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		9,900	(192)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	10,200	(238)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		1,400	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,900	(37)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		8,400	(492)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		1,800	(86)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		1,500	(73)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		2,400	(141)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		1,200	(70)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		9,300	(570)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	48,500	(500)
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		12,300	(460)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		17,000	360
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	24,100	(128)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		14,400	(80)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		13,600	(129)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		12,700	(126)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		14,400	84
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		2,800	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		28,500	(22)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		74,700	(89)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		21,200	(39)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		17,500	(811)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		6,300	23
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,600	(152)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		9,600	(924)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		2,900	112
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		2,200	90
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		3,200	449
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		5,500	585
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		10,000	1,165
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		5,000	(242)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		1,400	(79)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		800	(74)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$10,900	73
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		13,100	287
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	16,700	(459)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		11,000	(292)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		4,300	(112)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		9,800	(123)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		9,800	(125)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		14,200	(149)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		5,900	(47)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		28,700	(1,251)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		20,800	(785)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		24,000	(560)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		22,600	(666)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$15,800	(59)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		31,600	(172)

							$(10,893)

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Total Return Portfolio  (Cont.)

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate		Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount		Unrealized Appreciation
JPM	10/2-Year EUR ISDA rate spread	Floor	(0.750%	)	Pay	$ (125)	12/24/2008	EUR	8,600	$0

(h)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$256,100	$2,749	$1,214
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	125,100	1,338	581
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	86,100	917	400
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	207,000	1,956	961
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,500	375	155
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	544,200	4,963	1,448
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	112,200	1,212	328
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	50,600	486	273
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	289,400	3,085	1,344
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	121,700	1,287	849

							$18,368	$7,553

(i)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	1,088	$623	$406
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	1,088	988	348

				$1,611	$754

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$88,400	$2,174	$1,336
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	17,500	562	379
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	29,200	733	406
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	19,300	631	378
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	28,700	950	562
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	69,000	2,156	1,350
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	370	219
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	182,500	4,785	2,385
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	37,400	1,128	504
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	22,000	486	315
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	96,400	3,126	1,886
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	40,600	1,243	931

							$18,344	$10,651

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	1,861	$889,600	$10,977
Sales	7,797	642,200	26,448
Closing Buys	(1,282)	(889,600)	(10,459)
Expirations	(4,921)	0	(6,058)
Exercised	(1,279)	0	(953)

Balance at 06/30/2008	2,176	$642,200	$19,955

(j)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Ginnie Mae	5.500%	07/01/2038	$400	$393	$398
U.S. Treasury Notes	2.000%	02/28/2010	28,700	28,444	28,711
U.S. Treasury Notes	2.125%	01/31/2010	42,500	42,159	42,701
U.S. Treasury Notes	2.125%	04/30/2010	134,700	133,660	134,332
U.S. Treasury Notes	3.125%	11/30/2009	24,600	24,757	24,957
U.S. Treasury Notes	3.250%	12/31/2009	128,000	128,789	129,849
U.S. Treasury Notes	3.500%	02/15/2010	14,100	14,315	14,566
U.S. Treasury Notes	4.250%	08/15/2013	12,700	13,229	13,484
U.S. Treasury Notes	4.500%	05/15/2017	52,900	54,920	55,656

				$440,666	$444,654

(3)	Market value includes $2,397 of interest payable on short sales.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(k)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	2,989	04/2009	$0	$(7)	$(7)
Buy	AUD	1,826	07/2008	13	0	13
Buy	BRL	68,077	07/2008	1,359	0	1,359
Sell		68,077	07/2008	0	(3,487)	(3,487)
Buy		260,790	12/2008	17,913	0	17,913
Sell		128,960	12/2008	0	(4,081)	(4,081)
Buy	CLP	709,183	12/2008	0	(127)	(127)
Buy	CNY	73,617	11/2008	140	0	140
Sell	EUR	50,012	07/2008	0	(806)	(806)
Sell	GBP	49,811	08/2008	0	(552)	(552)
Buy	IDR	24,535,000	10/2008	23	0	23
Buy	INR	390,680	08/2008	0	(855)	(855)
Buy		312,396	11/2008	0	(611)	(611)
Sell	JPY	1,080,861	07/2008	0	(169)	(169)
Buy	KRW	16,022,815	08/2008	0	(1,814)	(1,814)
Sell		16,022,815	08/2008	39	(10)	29
Buy	KWD	226	04/2009	0	(10)	(10)
Buy	MXN	219,445	07/2008	1,417	0	1,417
Sell		219,445	07/2008	0	(954)	(954)
Buy	MYR	32,807	11/2008	0	(135)	(135)
Buy		18,508	02/2009	0	(117)	(117)
Buy	PHP	645,218	08/2008	0	(342)	(342)
Buy	PLN	42,477	07/2008	4,295	0	4,295
Sell		42,477	07/2008	0	(2,932)	(2,932)
Buy	RUB	833,520	07/2008	2,033	0	2,033
Sell		833,520	07/2008	0	(1,729)	(1,729)
Buy		188,154	11/2008	354	0	354
Buy		141,297	05/2009	80	0	80
Sell		188,154	05/2009	0	(150)	(150)
Buy	SAR	3,061	04/2009	0	(7)	(7)
Buy	SEK	15,753	09/2008	12	0	12
Buy	SGD	46,259	11/2008	657	0	657
Buy	ZAR	4,932	07/2008	0	(86)	(86)
Sell		4,932	07/2008	0	(18)	(18)
Buy		5,080	12/2008	17	0	17

				$28,352	$(18,999)	$9,353

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$5,075,948	$13,997	$5,089,945
Other Financial Instruments ++	16,434	(462,236)	(2,106)	(447,908)

Total	$16,434	$4,613,712	$11,891	$4,642,037

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$12,912	$5,496	$17	$(25)	$(4,403)	$13,997
Other Financial Instruments ++	(403)	0	0	(1,290)	(413)	(2,106)

Total	$12,509	$5,496	$17	$(1,315)	$(4,816)	$11,891

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Notes to Financial Statements

1.  ORGANIZATION

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the

20	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(p) Commodities Index-Linked/Structured Notes  The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with

Semiannual Report	June 30, 2008	21

Notes to Financial Statements (Cont.)

relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the

Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified,

22	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,542,811	$5,563,830	$730,695	$494,722

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,336	$46,357	6,918	$69,824
Administrative Class	64,111	683,881	122,163	1,239,373
Advisor Class	2,225	23,682	1,695	17,136
Issued as reinvestment of distributions
Institutional Class	487	5,204	884	8,995
Administrative Class	7,749	82,750	14,528	147,809
Advisor Class	87	932	124	1,260
Cost of shares redeemed
Institutional Class	(4,342)	(46,236)	(3,734)	(37,799)
Administrative Class	(42,608)	(454,105)	(73,445)	(742,819)
Advisor Class	(485)	(5,159)	(563)	(5,724)
Net increase resulting from Portfolio share transactions	31,560	$337,306	68,570	$698,055

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	97
Administrative Class	7	66
Advisor Class	3	88

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each

Semiannual Report	June 30, 2008	23

Notes to Financial Statements (Cont.)

purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 13,637	$ (98,222)	$ (84,585)

24	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	25

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

26	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2008

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2008. The PIMCO Variable Insurance Trust’s net assets were $11.25 billion at June 30, 2008, as compared to $10.05 billion at December 31, 2007.

Highlights of the financial markets during the reporting period include:

■

Global credit markets continued to experience write downs and a severe loss of liquidity due to steadily declining U.S. residential property values, the ongoing subprime mortgage crisis, and a rare de-leveraging of financial markets. In response, central banks injected substantial liquidity into the banking system and resorted to either a neutral or an easing bias during the reporting period. These factors, coupled with increased inflation concerns from rising commodities prices, created unique challenges for central banks in their ability to maneuver between rising inflation and slowing economic growth. The Federal Reserve reduced the Federal Funds Rate four times from 3.50% to 2.00%, but left the rate unchanged at its June meeting. The Bank of England reduced its key lending rate twice from 5.50% to 5.00%, while the European Central Bank remained on hold at 4.00% for the reporting period, but raised the rate 0.25% to 4.25% on July 3, 2008. The Bank of Japan kept its policy rate unchanged at 0.50%.

■

High-quality bonds, such as U.S. Treasuries and U.S. Treasury Inflation-Protected Securities (“TIPS”), generally outperformed most other fixed-income sectors during the first half of 2008, though higher-yielding bonds regained some ground versus U.S. Treasuries during the second quarter. The benchmark ten-year U.S. Treasury yielded 3.97% at the end of the period, or 0.05% lower than at the beginning of 2008. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 1.13%. U.S. TIPS, as represented by the Lehman Brothers U.S. TIPS Index, returned 4.88% for the period.

■

Commodities index returns were strong over the period, supported by surging prices in the energy, grains, and precious metals sectors. Crude oil futures rose to record highs as tight global supplies, geopolitical tensions, and strong demand from emerging economies continued to drive crude oil prices higher. Additionally, a weaker U.S. dollar helped support crude oil prices as well as helping to support the price of many other commodities. Overall, the Dow Jones-AIG Commodity Total Return Index gained 27.22% over the period.

■

High-grade mortgage-backed securities fared better than other non-Treasury sectors during the first half of the year and outperformed U.S. Treasuries modestly on a like-duration basis in the second quarter.

■

Returns on emerging markets (“EM”) bonds were mixed during the period. While external EM debt lagged U.S. Treasuries, local currency denominated EM bonds outperformed. In the continuing credit crisis, emerging market currencies and local currency denominated EM bonds held up better than U.S. Treasury and other credit asset classes, primarily due to appreciating EM currencies versus the U.S. dollar.

■

Equity markets worldwide generally trended lower over the period, partly due to an investor flight-to-quality as a result of the credit crisis, higher energy prices, and inflation worries. Eurozone equities, as measured by the Dow Jones Euro STOXX 50® Total Return Index, returned -21.79% and U.K. equities, as measured by the FTSE 100 Index, returned -10.82% for the same period. Global equities, as represented by the MSCI World Index in Euros, and U.S. equities, as measured by the S&P 500 Index, returned -17.01% and -11.91%, respectively.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance. Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2008

Semiannual Report	June 30, 2008	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of nineteen separate investment portfolios, including the Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Portfolio’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2008	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2008

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Government Agencies	57.6%
Corporate Bonds & Notes	23.6%
Short-Term Instruments	6.3%
Mortgage-Backed Securities	6.1%
Asset-Backed Securities	2.6%
Other	3.8%
‡	% of Total Investments as of 06/30/08

Average Annual Total Return for the period ended June 30, 2008
	6 Months*	1 Year	Class Inception (02/28/06)
PIMCO Total Return Portfolio Advisor Class	2.13%	10.59%	5.92%
Lehman Brothers U.S. Aggregate Index±	1.13%	7.12%	5.16%

* Cumulative return. All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Investment return and principal value will fluctuate so the Portfolio shares when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.93% for Advisor Class shares.

± Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in the index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (06/30/08)	$1,021.27	$1,019.69
Expenses Paid During Period à	$5.23	$5.22

à Expenses are equal to the Portfolio’s Advisor Class net annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio’s below-benchmark U.S. duration in the latter half of the period added to returns as the ten-year U.S. Treasury yield rose during this period.

»	A curve-steepening bias in the U.S. benefited performance as two-year rates fell more than longer rates.

»	An overweight to mortgage-backed securities (“MBS”) detracted from returns as MBS trailed like-duration U.S. Treasuries amid rising volatility and tremendous illiquidity in the market.

»	An underweight to corporate securities added to performance as corporates trailed like-duration U.S. Treasuries.

»	Exposure to non-U.S. developed bonds, specifically in the U.K., detracted from returns as the yield curve flattened in the U.K.

»	An allocation to emerging market bonds detracted from returns as the sector underperformed like-duration U.S. Treasuries as spreads widened.

»	Exposure to a variety of foreign currencies, with an emphasis on emerging market currencies, benefited performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2008+	12/31/2007	02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of year or period	$10.49	$10.12	$10.24
Net investment income (a)	0.23	0.48	0.38
Net realized/unrealized gain (loss) on investments	0.00	0.37	(0.08)
Total income from investment operations	0.23	0.85	0.30
Dividends from net investment income	(0.24)	(0.48)	(0.37)
Distributions from net realized capital gains	0.00	0.00	(0.05)
Total distributions	(0.24)	(0.48)	(0.42)
Net asset value end of year or period	$10.48	$10.49	$10.12
Total return	2.13%	8.63%	3.09%
Net assets end of year or period (000s)	$51,808	$32,679	$18,811
Ratio of expenses to average net assets	1.04%*	0.93%	0.77%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%*
Ratio of net investment income to average net assets	4.30%*	4.69%	4.49%*
Portfolio turnover rate	120%	298%	303%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	Semiannual Report	June 30, 2008	5

Statement of Assets and Liabilities  Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2008 (Unaudited)

Assets:
Investments, at value	$5,039,415
Repurchase agreements, at value	50,530
Cash	1,038
Deposits with counterparty	29,317
Foreign currency, at value	8,454
Receivable for investments sold	452,622
Receivable for investments sold on a delayed-delivery basis	70,407
Receivable for Portfolio shares sold	28,075
Interest and dividends receivable	26,866
Variation margin receivable	382
Swap premiums paid	7,084
Unrealized appreciation on foreign currency contracts	28,352
Unrealized appreciation on swap agreements	8,135
5,750,677

Liabilities:
Payable for the reverse repurchase agreements	$271,591
Payable for investments purchased	459,608
Payable for Portfolio shares redeemed	38,374
Payable for short sales	444,654
Written options outstanding	11,405
Dividends payable	1,604
Accrued investment advisory fee	879
Accrued administrative fee	879
Accrued distribution fee	23
Accrued servicing fee	448
Variation margin payable	752
Swap premiums received	12,337
Unrealized depreciation on foreign currency contracts	18,999
Unrealized depreciation on swap agreements	28,168
1,289,721

Net Assets	$4,460,956

Net Assets Consist of:
Paid in capital	$4,370,582
Undistributed net investment income	7,979
Accumulated undistributed net realized gain	154,165
Net unrealized (depreciation)	(71,770)
$4,460,956

Net Assets:
Institutional Class	$212,183
Administrative Class	4,196,965
Advisor Class	51,808

Shares Issued and Outstanding:
Institutional Class	20,239
Administrative Class	400,340
Advisor Class	4,942

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.48
Administrative Class	10.48
Advisor Class	10.48

Cost of Investments Owned	$5,124,000
Cost of Repurchase Agreements Owned	$50,530
Cost of Foreign Currency Held	$8,449
Proceeds Received on Short Sales	$440,666
Premiums Received on Written Options	$19,955

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest	$116,674
Dividends	371
Miscellaneous income	22
Total Income	117,067

Expenses:
Investment advisory fees	5,437
Administrative fees	5,437
Servicing fees – Administrative Class	3,065
Distribution fees – Advisor Class	52
Trustees’ fees	29
Interest expense	6,527
Total Expenses	20,547

Net Investment Income	96,520

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	85,270
Net realized gain on futures contracts, written options and swaps	69,906
Net realized gain on foreign currency transactions	17,617
Net change in unrealized (depreciation) on investments	(120,830)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(49,392)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(9,667)
Net (Loss)	(7,096)

Net Increase in Net Assets Resulting from Operations	$89,424

See Accompanying Notes	Semiannual Report	June 30, 2008	7

Statements of Changes in Net Assets  Total Return Portfolio

(Amounts in Thousands)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Increase in Net Assets from:

Operations:
Net investment income	$96,520	$176,624
Net realized gain	172,793	8,199
Net change in unrealized appreciation (depreciation)	(179,889)	136,427
Net increase resulting from operations	89,424	321,250

Distributions to Shareholders:
From net investment income
Institutional Class	(5,205)	(8,995)
Administrative Class	(93,343)	(167,600)
Advisor Class	(932)	(1,260)

Total Distributions	(99,480)	(177,855)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	46,357	69,824
Administrative Class	683,881	1,239,373
Advisor Class	23,682	17,136
Issued as reinvestment of distributions
Institutional Class	5,204	8,995
Administrative Class	82,750	147,809
Advisor Class	932	1,260
Cost of shares redeemed
Institutional Class	(46,236)	(37,799)
Administrative Class	(454,105)	(742,819)
Advisor Class	(5,159)	(5,724)
Net increase resulting from Portfolio share transactions	337,306	698,055

Total Increase in Net Assets	327,250	841,450

Net Assets:
Beginning of period	4,133,706	3,292,256
End of period*	$4,460,956	$4,133,706

*Including undistributed net investment income of:	$7,979	$10,939

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio	(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%

Cablevision Industries Corp.
4.225% due 03/30/2013	$29	$28

Cablevision Term B
4.225% due 03/30/2013	11,539	10,989

Daimler Finance North America LLC
6.780% due 08/03/2012	17,865	14,797

Fresenius Medical Care Capital Trust
4.019% due 03/22/2013	98	96
4.071% due 03/22/2013	1,062	1,033
4.091% due 03/22/2013	49	48
4.184% due 03/22/2013	345	336

HCA, Inc.
4.696% due 11/16/2012	4,793	4,497

Texas Competitive Electric Holdings Co., LLC
5.948% due 10/10/2014	605	561
6.234% due 10/10/2014	3,666	3,401
6.478% due 10/10/2014	716	664

Total Bank Loan Obligations (Cost $38,694)		36,450

CORPORATE BONDS & NOTES 27.0%

BANKING & FINANCE 20.4%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	5,800	5,786

American Express Bank FSB
2.481% due 10/16/2008	8,100	8,090
2.542% due 10/20/2009	6,800	6,713
6.000% due 09/13/2017	3,900	3,775

American Express Centurion Bank
2.495% due 06/12/2009	9,100	9,029
6.000% due 09/13/2017	3,900	3,775

American Express Co.
7.000% due 03/19/2018	200	203

American Express Credit Corp.
2.508% due 11/09/2009	6,700	6,543

American International Group, Inc.
2.521% due 06/16/2009	5,400	5,302
5.050% due 10/01/2015	1,300	1,181
6.250% due 03/15/2037	2,100	1,652

Bank of America Corp.
2.904% due 11/06/2009	4,000	3,964
3.012% due 09/18/2009	6,100	6,080
4.875% due 09/15/2012	10,000	9,834
5.375% due 09/11/2012	5,400	5,417
6.000% due 09/01/2017	7,000	6,766

Bank of America N.A.
2.638% due 02/27/2009	5,200	5,182
2.812% due 12/18/2008	1,000	998
6.000% due 10/15/2036	2,100	1,869

Bank of Scotland PLC
2.756% due 07/17/2009	10,400	10,397

Barclays Bank PLC
5.450% due 09/12/2012	40,000	40,517

Bear Stearns Cos., Inc.
2.768% due 08/21/2009	18,300	18,094
2.839% due 05/18/2010	12,200	11,914
2.891% due 03/30/2009	7,100	7,039
3.199% due 01/30/2009	7,180	7,155

BNP Paribas
5.186% due 06/29/2049	15,600	13,580

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,300	3,961

Caelus Re Ltd.
8.923% due 06/07/2011	2,700	2,699

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CIT Group, Inc.
2.839% due 08/17/2009	$7,100	$6,464
2.959% due 12/19/2008	2,400	2,375
3.049% due 01/30/2009	13,700	13,257

Citigroup Capital XXI
8.300% due 12/21/2057	14,500	13,753

Citigroup Funding, Inc.
2.481% due 04/23/2009	4,000	3,948
2.667% due 12/08/2008	2,000	1,985
2.809% due 06/26/2009	5,300	5,228

Citigroup, Inc.
2.831% due 12/28/2009	5,300	5,171
2.848% due 12/26/2008	21,880	21,795
5.300% due 10/17/2012	2,200	2,149
5.500% due 08/27/2012	5,500	5,430
5.500% due 04/11/2013	20,900	20,427
5.850% due 07/02/2013	1,400	1,388
6.125% due 05/15/2018	3,000	2,880
6.125% due 08/25/2036	15,000	12,740

Credit Agricole S.A.
2.646% due 05/28/2009	5,900	5,875
2.694% due 05/28/2010	6,800	6,732

DBS Bank Ltd.
2.940% due 05/16/2017	1,000	935

Deutsche Bank AG
6.000% due 09/01/2017	12,400	12,560

DnB NOR Bank ASA
2.780% due 10/13/2009	5,700	5,704

Export-Import Bank of China
4.875% due 07/21/2015	900	876

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	1,000	854
5.800% due 01/12/2009	1,800	1,719
7.250% due 10/25/2011	200	155
7.375% due 10/28/2009	5,000	4,556
7.375% due 02/01/2011	200	162
7.875% due 06/15/2010	600	518
8.625% due 11/01/2010	400	340

General Electric Capital Corp.
2.746% due 08/15/2011	14,200	13,992
2.768% due 01/05/2009	2,200	2,200
2.788% due 10/06/2010	3,900	3,872
2.888% due 01/20/2010	5,400	5,380
2.918% due 10/21/2010	7,660	7,614
2.937% due 10/26/2009	11,500	11,463
5.875% due 01/14/2038	8,100	7,375
6.375% due 11/15/2067	12,200	11,570

GMAC LLC
3.951% due 09/23/2008	3,900	3,841
6.000% due 12/15/2011	1,100	758

Goldman Sachs Group, Inc.
2.806% due 11/10/2008	7,100	7,084
2.841% due 12/23/2008	1,600	1,595
2.851% due 03/30/2009	8,700	8,648
2.891% due 12/22/2008	4,800	4,687
2.891% due 06/23/2009	13,070	12,937
3.012% due 07/29/2008	6,000	5,998
5.950% due 01/18/2018	17,300	16,661
6.250% due 09/01/2017	14,900	14,775

HBOS PLC
5.920% due 09/29/2049	1,100	785

HSBC Bank USA N.A.
2.836% due 06/10/2009	7,700	7,665

HSBC Finance Corp.
2.813% due 12/05/2008	5,900	5,876
2.878% due 10/21/2009	4,500	4,396
2.906% due 09/15/2008	3,600	3,598

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

HSBC Holdings PLC
6.500% due 05/02/2036	$2,300	$2,148
6.500% due 09/15/2037	2,900	2,655

John Deere Capital Corp.
2.763% due 07/15/2008	6,400	6,400

JPMorgan Chase & Co.
2.532% due 06/26/2009	4,900	4,887
2.810% due 05/07/2010	9,700	9,608
6.000% due 01/15/2018	3,900	3,811

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	8,000	7,796

JPMorgan Chase Capital XX
6.550% due 09/29/2036	1,200	1,043

KeyBank N.A.
4.682% due 06/02/2010	10,300	10,266

Lehman Brothers Holdings, Inc.
2.774% due 04/03/2009	5,300	5,146
2.778% due 08/21/2009	11,900	11,676
2.778% due 05/25/2010	5,200	4,819
2.820% due 11/16/2009	15,260	14,547
2.851% due 12/23/2008	800	785
2.954% due 07/18/2011	4,800	4,392
2.966% due 11/10/2009	4,500	4,291
5.625% due 01/24/2013	3,800	3,602
6.875% due 05/02/2018	3,200	3,108

Longpoint Re Ltd.
8.064% due 05/08/2010	2,900	2,900

Merrill Lynch & Co., Inc.
2.756% due 12/04/2009	7,300	7,000
2.768% due 08/14/2009	6,200	6,005
2.808% due 05/08/2009	3,500	3,427
2.831% due 12/22/2008	3,500	3,477
2.960% due 10/23/2008	7,500	7,456
3.120% due 07/25/2011	8,500	7,760
6.875% due 04/25/2018	17,800	16,994

MetLife, Inc.
6.400% due 12/15/2036	1,700	1,492

Metropolitan Life Global Funding I
2.759% due 05/17/2010	15,200	14,998
5.125% due 11/09/2011	8,200	8,301

Morgan Stanley
2.521% due 11/21/2008	4,900	4,879
2.803% due 01/15/2010	8,200	7,933
2.820% due 05/07/2009	8,700	8,566
2.844% due 02/09/2009	14,600	14,467
4.778% due 05/14/2010	11,700	11,661

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	700	608

Mystic Re Ltd.
12.682% due 06/07/2011	2,200	2,251

National Australia Bank Ltd.
2.731% due 09/11/2009	5,300	5,297
5.350% due 06/12/2013	6,100	6,100

Osiris Capital PLC
7.713% due 01/15/2010	3,100	3,126

Petroleum Export Ltd.
5.265% due 06/15/2011	687	682

Phoenix Quake Ltd.
5.134% due 07/03/2008	800	800

Phoenix Quake Wind II Ltd.
6.184% due 07/03/2008	400	400

Phoenix Quake Wind Ltd.
5.134% due 07/03/2008	800	800

Principal Life Income Funding Trusts
5.300% due 04/24/2013	5,200	5,208

See Accompanying Notes	Semiannual Report	June 30, 2008	9

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Residential Capital LLC
5.758% due 05/22/2009	$7,900	$5,728

Residential Reinsurance 2007 Ltd.
12.932% due 06/07/2010	1,200	1,204

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	1,035

Royal Bank of Scotland Group PLC
2.868% due 07/21/2008	11,400	11,396

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	11,900	11,527

Santander U.S. Debt S.A. Unipersonal
2.733% due 11/20/2009	10,900	10,798
2.861% due 09/19/2008	6,900	6,893

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	4,100	3,487

State Street Capital Trust III
8.250% due 12/29/2049	6,800	6,935

State Street Capital Trust IV
3.776% due 06/15/2037	1,000	772

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,137

UBS AG
5.750% due 04/25/2018	4,600	4,404
5.875% due 12/20/2017	4,700	4,587

UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	316

USB Capital IX
6.189% due 04/15/2049	900	684

VTB Capital S.A.
3.384% due 08/01/2008	6,000	5,948

Wachovia Bank N.A.
2.841% due 03/23/2009	7,100	7,071

Wachovia Corp.
2.732% due 12/01/2009	4,400	4,308
2.843% due 10/15/2011	8,100	7,700
5.750% due 02/01/2018	16,900	15,452

Wachovia Mortgage FSB
2.807% due 03/02/2009	7,900	7,897

Wells Fargo & Co.
2.876% due 09/15/2009	2,415	2,408

ZFS Finance USA Trust I
5.875% due 05/09/2032	4,400	4,029

		909,545

INDUSTRIALS 4.3%

ABN AMRO Bank for OAO Gazprom
9.625% due 03/01/2013	100	111

Amgen, Inc.
2.726% due 11/28/2008	7,000	6,979

Anadarko Petroleum Corp.
3.176% due 09/15/2009	10,000	9,888

AstraZeneca PLC
5.900% due 09/15/2017	2,500	2,570
6.450% due 09/15/2037	2,400	2,457

BP AMI Leasing, Inc.
2.819% due 06/26/2009	13,600	13,610

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	6,000	6,458

CODELCO, Inc.
6.150% due 10/24/2036	700	669

Comcast Corp.
3.010% due 07/14/2009	7,700	7,641

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.875% due 02/15/2018	$1,700	$1,640
6.450% due 03/15/2037	1,700	1,590

Daimler Finance North America LLC
3.138% due 03/13/2009	2,900	2,892
3.234% due 08/03/2009	6,300	6,250

Dell, Inc.
5.650% due 04/15/2018	11,200	10,844

El Paso Corp.
6.750% due 05/15/2009	6,000	6,056
7.800% due 08/01/2031	1,000	1,014
7.875% due 06/15/2012	5,000	5,230
9.625% due 05/15/2012	800	872

Gaz Capital S.A.
6.212% due 11/22/2016	1,200	1,124
7.343% due 04/11/2013	1,700	1,747
8.146% due 04/11/2018	6,700	6,960

HJ Heinz Co.
6.428% due 12/01/2020	1,100	1,110

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	21,100	20,623

Oracle Corp.
4.950% due 04/15/2013	13,100	13,246
5.750% due 04/15/2018	12,900	12,932

Rohm & Haas Co.
6.000% due 09/15/2017	3,700	3,614

Time Warner, Inc.
2.915% due 11/13/2009	6,600	6,416

Transocean, Inc.
2.873% due 09/05/2008	6,200	6,192

Union Pacific Corp.
5.700% due 08/15/2018	13,800	13,513

United Airlines, Inc.
6.071% due 03/01/2013	1,874	1,847
8.030% due 07/01/2011 (a)	465	515

UnitedHealth Group, Inc.
4.875% due 02/15/2013	5,200	5,039

Vale Overseas Ltd.
6.250% due 01/23/2017	1,300	1,266
6.875% due 11/21/2036	1,300	1,216

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,105

		191,236

UTILITIES 2.3%

AT&T, Inc.
2.884% due 02/05/2010	3,600	3,585
2.888% due 11/14/2008	4,200	4,199
4.950% due 01/15/2013	5,200	5,189
5.500% due 02/01/2018	5,200	5,053
6.300% due 01/15/2038	3,600	3,420

BellSouth Corp.
2.776% due 08/15/2008	10,200	10,194

Enel Finance International S.A.
6.250% due 09/15/2017	19,000	19,278

Entergy Gulf States, Inc.
5.700% due 06/01/2015	8,300	8,052
6.000% due 12/01/2012	6,500	6,473

Korea Electric Power Corp.
5.125% due 04/23/2034	90	87

NGPL Pipe Co. LLC
6.514% due 12/15/2012	5,800	5,897

Public Service Electric & Gas Co.
5.300% due 05/01/2018	11,600	11,477

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	640

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	$2,600	$2,208

TPSA Finance BV
7.750% due 12/10/2008	120	121

Verizon Communications, Inc.
2.833% due 04/03/2009	14,500	14,472
5.250% due 04/15/2013	1,500	1,494

		101,839

Total Corporate Bonds & Notes (Cost $1,229,162)		1,202,620

MUNICIPAL BONDS & NOTES 1.3%

Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,692

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	14,400	14,138

California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	504

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	17,300	18,004

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,072

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,070	985

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	11,800	11,573

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	2,193

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	89

University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	5,600	5,607

Total Municipal Bonds & Notes (Cost $56,994)		57,857

COMMODITY INDEX-LINKED NOTES 0.2%

Morgan Stanley (GSCI)
2.422% due 07/09/2008	10,000	9,932

Total Commodity Index-Linked Notes (Cost $10,000)		9,932

U.S. GOVERNMENT AGENCIES 65.7%

Fannie Mae
2.542% due 12/25/2036 - 07/25/2037	13,015	12,791
2.832% due 03/25/2044	4,903	4,793
4.000% due 10/01/2018	359	342
4.500% due 02/01/2035 - 06/25/2043	3,283	3,203
4.666% due 05/25/2035	1,257	1,280
4.722% due 04/01/2035	3,552	3,587
4.728% due 04/01/2035	2,457	2,481
4.852% due 08/01/2035	5,092	5,115
4.897% due 11/01/2035	254	255
4.952% due 10/01/2032	1,340	1,344

10	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.994% due 06/01/2043 - 07/01/2044	$5,180	$5,178
5.000% due 02/25/2017 - 07/01/2038	479,453	462,897
5.055% due 09/01/2035	1,961	1,951
5.153% due 08/01/2035	1,778	1,772
5.194% due 09/01/2040	27	28
5.478% due 12/01/2036	2,102	2,109
5.500% due 04/01/2014 - 07/01/2038	1,202,619	1,188,950
5.500% due 05/01/2034 - 02/01/2035 (e)	106,759	105,757
5.529% due 09/01/2034	2,057	2,051
6.000% due 04/01/2016 - 07/01/2038	655,577	663,029
6.000% due 11/01/2037 (e)	49,240	49,744
6.118% due 01/01/2025	25	25
6.500% due 06/01/2029 - 12/01/2037	38,253	39,438
6.848% due 09/01/2039	48	49
7.000% due 04/25/2023 - 06/01/2032	2,747	2,885
7.145% due 11/01/2025	1	1

Federal Housing Administration
7.430% due 01/25/2023	50	50

Freddie Mac
2.621% due 07/15/2019 - 08/15/2019	51,879	50,869
2.621% due 10/15/2020 (e)	57,470	56,340
2.701% due 02/15/2019	39,343	38,573
2.771% due 05/15/2036	4,603	4,525
2.921% due 11/15/2030	28	28
2.971% due 09/15/2030	25	25
4.500% due 04/01/2018 - 10/01/2018	1,978	1,934
4.994% due 02/25/2045	603	560
5.000% due 04/01/2018 - 09/01/2035	10,584	10,471
5.500% due 04/01/2033 - 06/01/2038	38,706	38,180
5.500% due 01/01/2038 (e)	109,091	107,591
6.000% due 07/01/2016 - 07/01/2038	50,876	51,436
6.500% due 03/01/2013 - 03/01/2034	765	801
7.000% due 06/15/2023	1,604	1,676
7.111% due 01/01/2028	2	2
7.216% due 07/01/2027	1	1
7.266% due 07/01/2030	1	1
7.500% due 07/15/2030 - 03/01/2032	227	243
8.500% due 08/01/2024	12	14

Ginnie Mae
2.982% due 09/20/2030	20	20
3.071% due 02/16/2030	209	211
4.750% due 02/20/2032	528	529
5.125% due 10/20/2029 - 11/20/2029	192	193
5.375% due 02/20/2027	4	4
5.500% due 04/15/2033 - 09/15/2033	475	475
5.625% due 07/20/2030	10	10
6.375% due 04/20/2026 - 05/20/2030	83	84
6.500% due 03/15/2031 - 04/15/2032	191	198

Small Business Administration
5.130% due 09/01/2023	65	64
6.030% due 02/01/2012	3,098	3,160
6.290% due 01/01/2021	160	165
6.344% due 08/01/2011	252	258
7.449% due 08/01/2010	5	5
7.500% due 04/01/2017	719	748

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.017% due 02/10/2010	$60	$62

Total U.S. Government Agencies (Cost $2,952,923)		2,930,561

MORTGAGE-BACKED SECURITIES 6.9%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,860	2,559

Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	395	393
4.875% due 06/10/2039	306	306
5.929% due 05/10/2045	6,400	6,261

Banc of America Funding Corp.
4.110% due 05/25/2035	4,491	4,201

Banc of America Mortgage Securities, Inc.
4.139% due 10/25/2033	524	522
5.185% due 05/25/2033	5,890	5,639
6.500% due 10/25/2031	924	928
6.500% due 09/25/2033	398	391

Bear Stearns Adjustable Rate Mortgage Trust
4.676% due 07/25/2034	3,860	3,754
4.747% due 01/25/2034	2,348	2,254
4.750% due 10/25/2035	13,411	13,290
4.760% due 11/25/2034	3,256	3,171
4.960% due 01/25/2035	4,360	4,198
5.033% due 04/25/2033	1,114	1,075
5.068% due 11/25/2034	10,189	9,879
5.519% due 11/25/2030	6	6
5.615% due 02/25/2033	249	234
6.736% due 02/25/2033	128	126

Bear Stearns Alt-A Trust
5.372% due 05/25/2035	5,794	4,969
5.701% due 09/25/2035	3,472	2,866

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	9,400	8,872

Bear Stearns Structured Products, Inc.
2.592% due 01/26/2037	4,442	4,403
5.674% due 01/26/2036	7,081	5,893
5.777% due 12/26/2046	4,102	3,377

Citigroup Commercial Mortgage Trust
2.541% due 08/15/2021	310	291

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,591	1,544

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	1,191	1,189

Countrywide Alternative Loan Trust
2.662% due 05/25/2047	4,852	3,402
4.673% due 08/25/2034	40	39

Countrywide Home Loan Mortgage Pass-Through Trust
4.720% due 02/20/2035	11,078	10,824
4.799% due 11/25/2034	6,279	6,039
5.250% due 02/20/2036	1,833	1,615
5.750% due 05/25/2033	247	246

CS First Boston Mortgage Securities Corp.
5.785% due 06/25/2032	22	21

First Nationwide Trust
6.750% due 08/21/2031	23	23

Greenpoint Mortgage Funding Trust
2.562% due 10/25/2046	5,292	4,655
2.562% due 01/25/2047	5,815	5,519

Greenpoint Mortgage Pass-Through Certificates
4.392% due 10/25/2033	5,070	4,831

Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036	915	900

GS Mortgage Securities Corp. II
2.540% due 03/06/2020	7,395	6,926
5.396% due 08/10/2038	905	888

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

GSR Mortgage Loan Trust
4.539% due 09/25/2035	$19,407	$18,824
5.248% due 11/25/2035	7,380	6,942

Harborview Mortgage Loan Trust
2.572% due 01/19/2038	6,335	5,764
2.672% due 01/19/2038	12,311	8,816
2.702% due 05/19/2035	1,114	846
5.145% due 07/19/2035	5,202	4,806

Impac Secured Assets CMN Owner Trust
2.562% due 01/25/2037	2,791	2,608

Indymac ARM Trust
6.124% due 01/25/2032	5	4

Indymac Index Mortgage Loan Trust
2.572% due 11/25/2046	3,288	3,066

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	6,800	6,392
5.420% due 01/15/2049	19,956	18,534

JPMorgan Mortgage Trust
5.020% due 02/25/2035	5,234	4,943

Lehman Brothers Floating Rate Commercial Mortgage Trust
2.551% due 09/15/2021	839	798

MASTR Adjustable Rate Mortgages Trust
3.788% due 11/21/2034	4,894	4,835

Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	12,200	11,247

Merrill Lynch Mortgage Investors, Inc.
2.692% due 02/25/2036	3,175	2,554

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	515	514

MLCC Mortgage Investors, Inc.
2.732% due 11/25/2035	923	834
3.482% due 10/25/2035	1,608	1,493

Morgan Stanley Capital I
2.542% due 10/15/2020	1,761	1,646
4.050% due 01/13/2041	490	485

Prime Mortgage Trust
2.882% due 02/25/2019	178	169
2.882% due 02/25/2034	933	848

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	1,004	985

Sovereign Commercial Mortgage Securities Trust
5.833% due 07/22/2030	1,200	1,179

Structured Adjustable Rate Mortgage Loan Trust
5.505% due 07/25/2035	1,418	1,329

Structured Asset Mortgage Investments, Inc.
2.732% due 07/19/2035	6,624	5,501
2.812% due 09/19/2032	136	124

Structured Asset Securities Corp.
5.820% due 07/25/2032	13	11
6.050% due 02/25/2032	18	17

Thornburg Mortgage Securities Trust
2.592% due 11/25/2046	4,502	4,309

Wachovia Bank Commercial Mortgage Trust
2.551% due 06/15/2020	9,598	8,887
2.561% due 09/15/2021	18,458	17,418

WaMu Mortgage Pass-Through Certificates
2.772% due 10/25/2045	1,244	971
4.728% due 11/25/2042	699	646
4.928% due 08/25/2042	1,703	1,528

Wells Fargo Mortgage-Backed Securities Trust
4.945% due 01/25/2035	8,163	7,930
4.950% due 03/25/2036	7,301	7,035

See Accompanying Notes	Semiannual Report	June 30, 2008	11

Schedule of Investments  Total Return Portfolio  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.993% due 12/25/2034	$6,171	$6,004

Total Mortgage-Backed Securities (Cost $329,206)		309,361

ASSET-BACKED SECURITIES 3.0%

ACE Securities Corp.
2.532% due 12/25/2036	1,758	1,686

Amortizing Residential Collateral Trust
2.752% due 06/25/2032	281	263

Argent Securities, Inc.
2.532% due 09/25/2036	1,363	1,351

Asset-Backed Funding Certificates
2.542% due 11/25/2036	4,350	4,259
2.542% due 01/25/2037	3,048	2,958

Bear Stearns Asset-Backed Securities Trust
2.562% due 10/25/2036	1,905	1,834
2.572% due 06/25/2047	3,159	3,063

Chase Credit Card Master Trust
2.581% due 02/15/2011	9,900	9,895

Countrywide Asset-Backed Certificates
2.532% due 01/25/2037	1,795	1,788
2.532% due 05/25/2037	2,907	2,807
2.532% due 12/25/2046	1,062	1,047
2.532% due 05/25/2047	2,824	2,755

Credit-Based Asset Servicing & Securitization LLC
2.542% due 11/25/2036	3,329	3,238

EMC Mortgage Loan Trust
2.852% due 05/25/2040	551	510

First Franklin Mortgage Loan Asset-Backed Certificates
2.532% due 11/25/2036	6,097	5,859

First USA Credit Card Master Trust
2.641% due 04/18/2011	16,500	16,500

Fremont Home Loan Trust
2.542% due 01/25/2037	3,431	3,244
2.552% due 02/25/2037	1,760	1,724

HFC Home Equity Loan Asset-Backed Certificates
2.769% due 01/20/2034	6,355	5,631

HSI Asset Securitization Corp. Trust
2.532% due 12/25/2036	2,394	2,295

Indymac Residential Asset-Backed Trust
2.542% due 04/25/2037	2,340	2,314

JPMorgan Mortgage Acquisition Corp.
2.532% due 08/25/2036	1,434	1,412
2.542% due 04/01/2037	6,056	5,731

Lehman XS Trust
2.552% due 05/25/2046	1,015	974

Long Beach Mortgage Loan Trust
2.762% due 10/25/2034	156	130

MASTR Asset-Backed Securities Trust
2.542% due 11/25/2036	3,788	3,702

Merrill Lynch Mortgage Investors, Inc.
2.552% due 08/25/2036	3,352	3,243

Morgan Stanley ABS Capital I
2.522% due 10/25/2036	1,767	1,740
2.532% due 10/25/2036	1,551	1,497

Nelnet Student Loan Trust
2.861% due 12/22/2016	8,200	8,149

Park Place Securities, Inc.
2.794% due 10/25/2034	2,831	2,470

Residential Asset Securities Corp.
2.522% due 08/25/2036	708	704
2.552% due 11/25/2036	3,351	3,312

Saxon Asset Securities Trust
2.542% due 10/25/2046	1,556	1,522

		PRINCIPAL AMOUNT (000S)	VALUE (000S)

SBI HELOC Trust
2.652% due 08/25/2036		$2,532	$2,422

Securitized Asset-Backed Receivables LLC Trust
2.612% due 05/25/2037		7,026	6,522

SLM Student Loan Trust
2.920% due 10/25/2016		5,967	5,933

Soundview Home Equity Loan Trust
2.582% due 10/25/2036		2,694	2,672

Structured Asset Securities Corp.
2.532% due 10/25/2036		4,731	4,620
2.772% due 01/25/2033		73	62
4.370% due 10/25/2034		26	26

Wells Fargo Home Equity Trust
2.532% due 01/25/2037		2,020	1,974

Total Asset-Backed Securities (Cost $137,868)			133,838

SOVEREIGN ISSUES 0.8%

China Development Bank
5.000% due 10/15/2015		900	882

Export-Import Bank of Korea
2.772% due 06/01/2009		8,500	8,426
4.125% due 02/10/2009		140	139

Korea Development Bank
2.931% due 04/03/2010		25,000	24,947

South Africa Government International Bond
5.875% due 05/30/2022		500	465

Total Sovereign Issues (Cost $35,032)			34,859

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%

Brazilian Government International Bond
10.250% due 01/10/2028	BRL	4,400	2,333

General Electric Capital Corp.
5.500% due 09/15/2067	EUR	24,100	33,573

Total Foreign Currency-Denominated Issues (Cost $35,075)			35,906

		SHARES
PREFERRED STOCKS 0.3%

DG Funding Trust
5.041% due 12/31/2049		1,239	12,363

Total Preferred Stocks (Cost $13,056)			12,363

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.1%

CERTIFICATES OF DEPOSIT 2.3%

Abbey National Treasury Services PLC
2.409% due 07/02/2008		$11,100	11,100

Calyon Financial, Inc.
2.689% due 01/16/2009		9,900	9,873

Dexia Credit Local S.A.
2.654% due 09/29/2008		34,500	34,505

Nordea Bank Finland PLC
2.436% due 04/09/2009		14,300	14,294

Skandinaviska Enskilda Banken AB
2.658% due 08/21/2008		14,500	14,495
2.675% due 02/13/2009		8,300	8,295

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

Wachovia Bank N.A.
2.654% due 10/03/2008	$8,800	$8,781

		101,343

COMMERCIAL PAPER 3.2%

Bank of America Corp.
2.700% due 09/19/2008	10,900	10,831
2.730% due 09/22/2008	4,900	4,868

Rabobank USA Financial Corp.
2.240% due 07/01/2008	67,800	67,800

UBS Finance Delaware LLC
2.635% due 09/03/2008	14,000	13,932

Westpac Banking Corp.
2.700% due 09/18/2008	39,600	39,354

Westpac Trust Securities NZ Ltd.
2.770% due 09/18/2008	4,700	4,671

		141,456

REPURCHASE AGREEMENTS 1.1%

Deutsche Bank AG
1.500% due 07/01/2008	43,000	43,000
(Dated 06/30/2008. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $43,808. Repurchase proceeds are $43,002.)

Fixed Income Clearing Corp.
1.650% due 07/01/2008	7,530	7,530
(Dated 06/30/2008. Collateralized by Freddie Mac 3.375% due 04/15/2009 valued at $7,686. Repurchase proceeds are $7,530.)

		50,530

U.S. TREASURY BILLS 0.5%
1.801% due 08/28/2008 - 09/25/2008 (b)(c)(d)	24,850	25,316

Total Short-Term Instruments (Cost $318,152)		318,645

PURCHASED OPTIONS (h) 0.2%
(Cost $18,368)		7,553

Total Investments 114.1% (Cost $5,174,530)		$5,089,945

Written Options (i) (0.3%) (Premiums $19,955)		(11,405)

Other Assets and Liabilities (Net) (13.8%)		(617,584)

Net Assets 100.0%		$4,460,956

12	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $23,725 have been pledged as collateral for swap and swaption contracts on June 30, 2008.
(d)	Securities with an aggregate market value of $1,293 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2008.
(e)	The average amount of borrowings while outstanding during the period ended June 30, 2008 was $414,384 at a weighted average interest rate of 3.121%. On June 30, 2008, securities valued at $284,286 were pledged as collateral for reverse repurchase agreements.
(f)	Cash of $29,317 has been pledged as collateral for the following open futures contracts on June 30, 2008:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	250	$7
90-Day Euribor June Futures	Long	06/2009	141	(29)
90-Day Euribor March Futures	Long	03/2009	237	(9)
90-Day Eurodollar December Futures	Long	12/2008	6,154	20,097
90-Day Eurodollar December Futures	Long	12/2009	1,358	(2,323)
90-Day Eurodollar June Futures	Long	06/2009	2,548	(2,270)
90-Day Eurodollar March Futures	Long	03/2009	4,602	6,665
90-Day Eurodollar March Futures	Long	03/2010	982	(1,436)
90-Day Eurodollar September Futures	Long	09/2008	781	298
90-Day Eurodollar September Futures	Long	09/2009	1,807	(2,526)
U.S. Treasury 10-Year Note September Futures	Long	09/2008	2,270	1,677
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	592	(1,471)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	66	(219)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2009	296	(330)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2009	673	(463)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1,041	(1,234)

				$16,434

(g)	Swap agreements outstanding on June 30, 2008:

Credit Default Swaps on Securities
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
American International Group, Inc. 6.250% due 05/01/2036	Sell	1.670%	03/20/2013	BCLY	$3,500	$(67)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.820%	03/20/2013	GSC	5,400	(52)
Bank of America Corp. 6.250% due 04/15/2012	Sell	0.820%	03/20/2013	RBS	7,800	(76)
Berkshire Hathaway Finance Corp. 4.625% due 10/15/2013	Sell	0.850%	03/20/2013	DUB	3,900	(14)
Deutsche Bank AG 5.500% due 05/18/2011	Sell	0.550%	12/20/2008	RBS	22,600	21
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.850%	09/20/2012	GSC	500	(118)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	3.900%	09/20/2012	JPM	2,500	(588)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	4.150%	09/20/2012	BCLY	2,500	(572)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.620%	09/20/2012	MLP	1,500	(290)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.750%	09/20/2012	JPM	500	(95)
Ford Motor Credit Co. LLC 7.000% due 10/01/2013	Sell	5.800%	09/20/2012	BCLY	500	(94)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	01/20/2009	MSC	4,000	2
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.750%	03/20/2009	CITI	4,800	(3)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.830%	12/20/2009	GSC	1,000	(5)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.770%	06/20/2010	BCLY	2,900	(27)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.900%	12/20/2010	GSC	700	(7)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.935%	12/20/2010	BCLY	600	(6)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.940%	12/20/2010	BNP	2,200	(21)
General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.950%	12/20/2010	DUB	1,000	(9)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.500%	12/20/2012	BOA	1,300	(422)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.550%	12/20/2012	JPM	200	(65)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	12/20/2012	DUB	800	(258)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.630%	12/20/2012	MSC	300	(97)
General Motors Corp. 7.125% due 07/15/2013	Sell	4.800%	12/20/2012	BNP	300	(93)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	BOA	5,000	(1,090)
General Motors Corp. 7.125% due 07/15/2013	Sell	8.900%	03/20/2013	JPM	1,600	(349)
General Motors Corp. 7.125% due 07/15/2013	Sell	9.100%	03/20/2013	GSC	6,100	(1,299)
GMAC LLC 6.875% due 08/28/2012	Sell	1.850%	09/20/2009	MLP	5,400	(844)
GMAC LLC 6.875% due 08/28/2012	Sell	3.200%	09/20/2012	DUB	2,000	(621)
GMAC LLC 6.875% due 08/28/2012	Sell	3.250%	09/20/2012	JPM	2,500	(774)
GMAC LLC 6.875% due 08/28/2012	Sell	3.650%	09/20/2012	BCLY	2,500	(753)
GMAC LLC 6.875% due 08/28/2012	Sell	3.670%	09/20/2012	JPM	2,500	(752)
GMAC LLC 6.875% due 08/28/2012	Sell	3.720%	09/20/2012	CITI	2,500	(750)
GMAC LLC 6.875% due 08/28/2012	Sell	3.750%	09/20/2012	JPM	1,000	(299)
GMAC LLC 6.875% due 08/28/2012	Sell	4.850%	09/20/2012	JPM	3,200	(886)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	RBS	3,000	(5)

See Accompanying Notes	Semiannual Report	June 30, 2008	13

Schedule of Investments  Total Return Portfolio  (Cont.)

Credit Default Swaps on Securities (Cont.)
Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	LEH	$2,200	$(3)
Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	RBS	11,000	(17)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	JPM	1,200	(25)
Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	LEH	3,100	(64)
Multiple Reference Entities of Gazprom	Sell	0.970%	11/20/2008	HSBC	3,100	4
Multiple Reference Entities of Gazprom	Sell	1.000%	11/20/2008	CSFB	1,300	2
Multiple Reference Entities of Gazprom	Sell	1.250%	12/20/2008	HSBC	7,900	15
Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	LEH	600	(3)
Multiple Reference Entities of Gazprom	Sell	0.970%	10/20/2012	JPM	700	(28)
Multiple Reference Entities of Gazprom	Sell	1.020%	10/20/2012	JPM	700	(27)
Multiple Reference Entities of Gazprom	Sell	2.170%	02/20/2013	JPM	2,000	23
Multiple Reference Entities of Gazprom	Sell	2.180%	02/20/2013	MSC	700	8
Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	JPM	1,000	(9)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	JPM	1,200	(34)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	CSFB	400	(13)
Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%	04/20/2017	LEH	3,000	(116)
Russia Government International Bond 7.500% due 03/31/2030	Sell	0.590%	09/20/2008	MSC	15,500	32
SLM Corp. 5.125% due 08/27/2012	Sell	4.550%	03/20/2009	BOA	5,400	(25)
SLM Corp. 5.125% due 08/27/2012	Sell	5.100%	03/20/2009	JPM	7,100	(5)
SLM Corp. 5.125% due 08/27/2012	Sell	5.000%	06/20/2009	MSC	1,200	2
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	LEH	5,000	(24)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	04/20/2009	HSBC	1,600	(12)
Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%	05/20/2009	HSBC	4,000	(44)
Wachovia Corp. 3.625% due 02/17/2009	Sell	1.520%	03/20/2013	DUB	12,900	(306)
Wachovia Corp. 3.625% due 02/17/2009	Sell	3.020%	03/20/2013	RBS	15,700	570

						$(11,477)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the reference entity. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit Default Swaps on Credit Indices
Reference Entity	Buy/Sell Protection (2)	(Pay)/Receive Fixed Rate		Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	GSC	$7,000	$467
CMBX N.A. AAA 3 Index	Sell	0.080%		12/13/2049	MSC	26,200	1,787
Dow Jones CDX N.A. HY8 Index	Sell	0.355%		06/20/2012	CITI	14,607	(490)
Dow Jones CDX N.A. HY8 Index	Sell	0.360%		06/20/2012	CITI	4,968	(166)
Dow Jones CDX N.A. HY8 Index	Sell	0.401%		06/20/2012	CITI	3,776	(121)
Dow Jones CDX N.A. HY8 Index	Sell	1.833%		06/20/2012	MLP	2,700	(194)
Dow Jones CDX N.A. HY8 Index	Sell	1.846%		06/20/2012	CITI	1,000	(71)
Dow Jones CDX N.A. HY8 Index	Sell	2.070%		06/20/2012	MLP	1,400	(89)
Dow Jones CDX N.A. HY8 Index	Sell	2.080%		06/20/2012	MSC	1,000	(63)
Dow Jones CDX N.A. HY8 Index	Sell	2.127%		06/20/2012	MLP	500	(31)
Dow Jones CDX N.A. HY8 Index	Sell	2.140%		06/20/2012	MSC	1,900	(115)
Dow Jones CDX N.A. HY8 Index	Sell	2.144%		06/20/2012	CITI	1,100	(67)
Dow Jones CDX N.A. HY8 Index	Sell	2.170%		06/20/2012	MSC	700	(42)
Dow Jones CDX N.A. HY8 Index	Sell	2.179%		06/20/2012	CITI	700	(42)
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	BCLY	42,200	130
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	DUB	59,000	43
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	GSC	36,200	337
Dow Jones CDX N.A. IG10 Index	Buy	(1.550%	)	06/20/2013	MSC	67,200	251
Dow Jones CDX N.A. IG10 Index	Sell	0.463%		06/20/2013	GSC	5,900	17
Dow Jones CDX N.A. IG10 Index	Sell	0.530%		06/20/2013	DUB	4,700	0
Dow Jones CDX N.A. IG9 Index	Sell	0.705%		12/20/2012	GSC	24,200	183
Dow Jones CDX N.A. IG9 Index	Sell	0.758%		12/20/2012	BCLY	36,900	458
Dow Jones CDX N.A. IG9 Index	Sell	0.963%		12/20/2012	MSC	9,100	(1)
Dow Jones CDX N.A. IG9 Index	Sell	1.120%		12/20/2012	GSC	20,100	127
Dow Jones CDX N.A. IG9 Index	Sell	1.120%		12/20/2012	JPM	4,600	29

							$2,337

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of underlying securities comprising the reference entity index. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	7.000%	09/15/2009	UBS	AUD	117,500	$(1,158)
Pay	3-Month Australian Bank Bill	7.500%	03/15/2010	UBS		7,600	(5)
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	MSC		$47,200	151
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	RBS		64,200	183
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		11,100	(50)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	DUB		9,100	(67)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	LEH		3,000	(23)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MLP		23,000	(96)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		30,200	(135)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		3,900	(19)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	CITI		12,000	(14)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	LEH		21,100	(156)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		60,000	(381)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		16,400	(150)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP		1,800	23
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		33,800	(180)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	LEH		6,800	(32)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MSC		4,600	42
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		6,800	(55)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		40,600	(879)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	CITI		10,300	(118)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		11,200	(290)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		7,400	(129)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		9,900	(192)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.090%	10/15/2010	BNP	EUR	10,200	(238)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.103%	10/15/2010	BCLY		1,400	(29)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	2.146%	10/15/2010	UBS		1,900	(37)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.948%	03/15/2012	JPM		8,400	(492)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.955%	03/28/2012	RBS		1,800	(86)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.950%	03/30/2012	RBS		1,500	(73)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	03/30/2012	GSC		2,400	(141)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.960%	04/05/2012	BCLY		1,200	(70)
Pay	5-Year French CPI Ex Tobacco Daily Reference Index	1.958%	04/10/2012	JPM		9,300	(570)
Pay	6-Month Australian Bank Bill	7.500%	03/15/2011	UBS	AUD	48,500	(500)
Pay	6-Month Australian Bank Bill	7.000%	03/20/2013	DUB		12,300	(460)
Receive	6-Month Australian Bank Bill	6.500%	03/20/2018	DUB		17,000	360
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	BCLY	GBP	24,100	(128)
Pay	6-Month GBP-LIBOR	6.000%	12/20/2008	DUB		14,400	(80)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	BCLY		13,600	(129)
Pay	6-Month GBP-LIBOR	6.000%	03/20/2009	RBS		12,700	(126)
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	BCLY		14,400	84
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	CSFB		2,800	0
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	GSC		28,500	(22)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	GSC		74,700	(89)
Pay	6-Month GBP-LIBOR	6.000%	06/19/2009	RBS		21,200	(39)
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	LEH		17,500	(811)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		6,300	23
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		1,600	(152)
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		9,600	(924)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY		2,900	112
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	MLP		2,200	90
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	BCLY		3,200	449
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	HSBC		5,500	585
Receive	6-Month GBP-LIBOR	4.000%	12/15/2036	RBS		10,000	1,165
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	GSC		5,000	(242)
Receive	6-Month GBP-LIBOR	5.500%	12/15/2036	RBS		1,400	(79)
Receive	6-Month GBP-LIBOR	5.000%	12/19/2037	GSC		800	(74)
Receive	30-Day USD-CMM Rate	5.000%	02/20/2009	MLP		$10,900	73
Receive	30-Day USD-CMM Rate	5.500%	05/21/2009	MLP		13,100	287
Pay	BRL-CDI-Compounded	11.360%	01/04/2010	BCLY	BRL	16,700	(459)
Pay	BRL-CDI-Compounded	11.430%	01/04/2010	MLP		11,000	(292)
Pay	BRL-CDI-Compounded	11.465%	01/04/2010	GSC		4,300	(112)
Pay	BRL-CDI-Compounded	12.410%	01/04/2010	UBS		9,800	(123)
Pay	BRL-CDI-Compounded	12.670%	01/04/2010	MSC		9,800	(125)
Pay	BRL-CDI-Compounded	12.780%	01/04/2010	MSC		14,200	(149)
Pay	BRL-CDI-Compounded	12.948%	01/04/2010	MLP		5,900	(47)
Pay	BRL-CDI-Compounded	10.575%	01/02/2012	UBS		28,700	(1,251)
Pay	BRL-CDI-Compounded	11.980%	01/02/2012	MLP		20,800	(785)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	MLP		24,000	(560)
Pay	BRL-CDI-Compounded	12.540%	01/02/2012	UBS		22,600	(666)
Pay	USSP Semi 2-Year Index	0.710%	02/05/2009	BNP		$15,800	(59)
Pay	USSP Semi 5-Year Index	0.763%	02/05/2009	BNP		31,600	(172)

							$(10,893)

See Accompanying Notes	Semiannual Report	June 30, 2008	15

Schedule of Investments  Total Return Portfolio  (Cont.)

Interest Rate Cap/Floor Swaps
Counterparty	Floating Rate Index	Cap/Floor	Cap/Floor Rate		Pay/Receive Floating Rate	Premium Amount	Expiration Date	Notional Amount		Unrealized Appreciation
JPM	10/2-Year EUR ISDA rate spread	Floor	(0.750%	)	Pay	$ (125)	12/24/2008	EUR	8,600	$0

(h)	Purchased options outstanding on June 30, 2008:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.500%	02/02/2009	$256,100	$2,749	$1,214
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	125,100	1,338	581
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	86,100	917	400
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	207,000	1,956	961
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	33,500	375	155
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	12/15/2008	544,200	4,963	1,448
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.150%	02/02/2009	112,200	1,212	328
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	50,600	486	273
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	289,400	3,085	1,344
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	121,700	1,287	849

							$18,368	$7,553

(i)	Written options outstanding on June 30, 2008:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$117.000	08/22/2008	1,088	$623	$406
Put - CBOT U.S. Treasury 10-Year Note September Futures	111.000	08/22/2008	1,088	988	348

				$1,611	$754

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.300%	02/02/2009	$88,400	$2,174	$1,336
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.600%	02/02/2009	17,500	562	379
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.150%	08/03/2009	29,200	733	406
Call - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	19,300	631	378
Call - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	28,700	950	562
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	69,000	2,156	1,350
Call - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	11,200	370	219
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.300%	12/15/2008	182,500	4,785	2,385
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.250%	02/02/2009	37,400	1,128	504
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.200%	07/02/2009	22,000	486	315
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.400%	08/03/2009	96,400	3,126	1,886
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	4.550%	08/03/2009	40,600	1,243	931

							$18,344	$10,651

Transactions in written call and put options for the period ended June 30, 2008:
	# of Contracts	Notional Amount	Premium
Balance at 12/31/2007	1,861	$889,600	$10,977
Sales	7,797	642,200	26,448
Closing Buys	(1,282)	(889,600)	(10,459)
Expirations	(4,921)	0	(6,058)
Exercised	(1,279)	0	(953)

Balance at 06/30/2008	2,176	$642,200	$19,955

(j)	Short sales outstanding on June 30, 2008:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Ginnie Mae	5.500%	07/01/2038	$400	$393	$398
U.S. Treasury Notes	2.000%	02/28/2010	28,700	28,444	28,711
U.S. Treasury Notes	2.125%	01/31/2010	42,500	42,159	42,701
U.S. Treasury Notes	2.125%	04/30/2010	134,700	133,660	134,332
U.S. Treasury Notes	3.125%	11/30/2009	24,600	24,757	24,957
U.S. Treasury Notes	3.250%	12/31/2009	128,000	128,789	129,849
U.S. Treasury Notes	3.500%	02/15/2010	14,100	14,315	14,566
U.S. Treasury Notes	4.250%	08/15/2013	12,700	13,229	13,484
U.S. Treasury Notes	4.500%	05/15/2017	52,900	54,920	55,656

				$440,666	$444,654

(3)	Market value includes $2,397 of interest payable on short sales.

16	PIMCO Variable Insurance Trust	See Accompanying Notes

(Unaudited) June 30, 2008

(k)	Foreign currency contracts outstanding on June 30, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AED	2,989	04/2009	$0	$(7)	$(7)
Buy	AUD	1,826	07/2008	13	0	13
Buy	BRL	68,077	07/2008	1,359	0	1,359
Sell		68,077	07/2008	0	(3,487)	(3,487)
Buy		260,790	12/2008	17,913	0	17,913
Sell		128,960	12/2008	0	(4,081)	(4,081)
Buy	CLP	709,183	12/2008	0	(127)	(127)
Buy	CNY	73,617	11/2008	140	0	140
Sell	EUR	50,012	07/2008	0	(806)	(806)
Sell	GBP	49,811	08/2008	0	(552)	(552)
Buy	IDR	24,535,000	10/2008	23	0	23
Buy	INR	390,680	08/2008	0	(855)	(855)
Buy		312,396	11/2008	0	(611)	(611)
Sell	JPY	1,080,861	07/2008	0	(169)	(169)
Buy	KRW	16,022,815	08/2008	0	(1,814)	(1,814)
Sell		16,022,815	08/2008	39	(10)	29
Buy	KWD	226	04/2009	0	(10)	(10)
Buy	MXN	219,445	07/2008	1,417	0	1,417
Sell		219,445	07/2008	0	(954)	(954)
Buy	MYR	32,807	11/2008	0	(135)	(135)
Buy		18,508	02/2009	0	(117)	(117)
Buy	PHP	645,218	08/2008	0	(342)	(342)
Buy	PLN	42,477	07/2008	4,295	0	4,295
Sell		42,477	07/2008	0	(2,932)	(2,932)
Buy	RUB	833,520	07/2008	2,033	0	2,033
Sell		833,520	07/2008	0	(1,729)	(1,729)
Buy		188,154	11/2008	354	0	354
Buy		141,297	05/2009	80	0	80
Sell		188,154	05/2009	0	(150)	(150)
Buy	SAR	3,061	04/2009	0	(7)	(7)
Buy	SEK	15,753	09/2008	12	0	12
Buy	SGD	46,259	11/2008	657	0	657
Buy	ZAR	4,932	07/2008	0	(86)	(86)
Sell		4,932	07/2008	0	(18)	(18)
Buy		5,080	12/2008	17	0	17

				$28,352	$(18,999)	$9,353

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2008 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2008
Investments, at value	$0	$5,075,948	$13,997	$5,089,945
Other Financial Instruments ++	16,434	(462,236)	(2,106)	(447,908)

Total	$16,434	$4,613,712	$11,891	$4,642,037

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2008:

	Beginning Balance at 12/31/2007	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized and Unrealized Gains/ (Losses)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2008
Investments, at value	$12,912	$5,496	$17	$(25)	$(4,403)	$13,997
Other Financial Instruments ++	(403)	0	0	(1,290)	(413)	(2,106)

Total	$12,509	$5,496	$17	$(1,315)	$(4,816)	$11,891

+	See note 2(b) in the Notes to Financial Statements for additional information.
++	Other financial instruments may include open futures contracts, swap contracts, written options, short sales, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	June 30, 2008	17

Notes to Financial Statements

1.  ORGANIZATION

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Security Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed-income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies, the Portfolio’s NAV will be calculated based upon the NAVs of such investments. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation can be found in the Notes to the Schedule of Investments.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

18	PIMCO Variable Insurance Trust

(Unaudited) June 30, 2008

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Cash and Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(h) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over

Semiannual Report	June 30, 2008	19

Notes to Financial Statements (Cont.)

whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Portfolio may invest in foreign currency denominated securities, it also may invest in currency exchange rate swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, cross-currency, credit default and other forms of swap agreements to manage its exposure to interest rates, currency and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, only for exchanging interest cash flows.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default. The Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio will generally receive from the buyer of protection an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of the reference entity or underlying securities comprising the reference entity index. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the

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(Unaudited) June 30, 2008

Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference entities comprising the credit index. A credit index is a list of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but is not limited to, credit default swaps on investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Portfolio from such investments might be subject to U.S. excise or income taxes.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the expiration date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio is included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the period ended June 30, 2008, the Portfolio had no unfunded loan commitments.

(p) Commodities Index-Linked/Structured Notes  The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial index. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBSs has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with

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Notes to Financial Statements (Cont.)

relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Pronouncements  In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 may require enhanced disclosures about Portfolio’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statement disclosures.

3.  MARKET AND CREDIT RISK

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Statement of Assets and Liabilities.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the

Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by SFAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified,

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(Unaudited) June 30, 2008

to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2008, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,542,811	$5,563,830	$730,695	$494,722

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2008		Year Ended 12/31/2007
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,336	$46,357	6,918	$69,824
Administrative Class	64,111	683,881	122,163	1,239,373
Advisor Class	2,225	23,682	1,695	17,136
Issued as reinvestment of distributions
Institutional Class	487	5,204	884	8,995
Administrative Class	7,749	82,750	14,528	147,809
Advisor Class	87	932	124	1,260
Cost of shares redeemed
Institutional Class	(4,342)	(46,236)	(3,734)	(37,799)
Administrative Class	(42,608)	(454,105)	(73,445)	(742,819)
Advisor Class	(485)	(5,159)	(563)	(5,724)
Net increase resulting from Portfolio share transactions	31,560	$337,306	68,570	$698,055

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	97
Administrative Class	7	66
Advisor Class	3	88

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds were named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each

Semiannual Report	June 30, 2008	23

Notes to Financial Statements (Cont.)

purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth in the FASB issued interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), management has reviewed the Portfolio’s tax positions for all open tax years, and concluded that adoption had no effect on the Portfolio’s financial position or results of operations. As of June 30, 2008, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

As of June 30, 2008, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 13,637	$ (98,222)	$ (84,585)

24	PIMCO Variable Insurance Trust

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
AIG	AIG International, Inc.	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BOA	Bank of America	GSC	Goldman Sachs & Co.	UBS	UBS Warburg LLC
BCLY	Barclays Bank PLC	HSBC	HSBC Bank USA	WAC	Wachovia Bank N.A.
BEAR	Bear Stearns & Co., Inc.	JPM	JPMorgan Chase & Co.
BNP	BNP Paribas Bank	LEH	Lehman Brothers, Inc.
BSN	Bank of Nova Scotia	MLP	Merrill Lynch & Co., Inc.
CITI	Citibank N.A.	MSC	Morgan Stanley

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	SKK	Slovakian Koruna
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UAH	Ukrainian Hryvnia
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	UYU	Uruguayan Peso
GBP	British Pound	PHP	Philippine Peso	ZAR	South African Rand

Exchange Abbreviations:
AMEX	American Stock Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	OTC	Over-the-Counter
ICEX	Iceland Stock Exchange

Index Abbreviations:
CDI	Credit Default Swap Index	GSCI	Goldman Sachs Commodity Index Total Return
CDX	Credit Derivatives Index	HICP	Harmonized Index of Consumer Prices
CMBX	Commercial Mortgage-Backed Index	LCDX	Liquid Credit Derivative Index
CPI	Consumer Price Index	RPI	Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	UKRPI	United Kingdom Retail Price Index
DJAIGTR	Dow Jones-AIG Commodity Index Total Return	USSP	USD Swap Spread
EAFE	Europe, Australasia, and Far East Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	MAIA	Michigan Association of Insurance Agents
CA	California Mortgage	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Other Abbreviations:
ABS	Asset-Backed Security	IG	Investment Grade
CMBS	Collateralized Mortgage-Backed Security	ISDA	International Swaps and Derivatives Association, Inc.
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security
EM	Emerging Markets	MSCI	Morgan Stanley Capital International
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
FFR	Federal Funds Rate	SPDR	Standard & Poor’s Depository Receipts
HVOL	High Volatility	TIIE	Tasa de Interés Interbancaria de Equilibrio
HY	High Yield	WTI	West Texas Intermediate

Semiannual Report	June 30, 2008	25

Privacy Policy	(Unaudited)

The Portfolio considers customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Portfolio has developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Portfolio and certain service providers to the Portfolio, such as the Portfolio’s investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Portfolio’s internet websites.

Respecting Your Privacy

As a matter of policy, the Portfolio does not disclose any personal or account information provided by shareholders or gathered by the Portfolio to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolio. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Portfolio’s Distributor may also retain non-affiliated companies to market the Portfolio’s shares or products which use the Portfolio’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolio may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Portfolio reserves the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Portfolio believes in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Portfolio in which a shareholder has chosen to invest. In addition, the Portfolio may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Portfolio may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Portfolio or its Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolio share may include, for example, a shareholder’s participation in one of the Portfolio or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Portfolio’s Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Portfolio takes seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolio has also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

26	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Item 2.	Code of Ethics

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.	Controls and Procedures

	(a)	The Principal Executive Officer and Principal Financial Officer of PIMCO Variable Insurance Trust (“Trust”) have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

	(a)(1)	Code of Ethics. Not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	August 29, 2008

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 29, 2008